UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: August 31, 2015

Date of reporting period: February 28, 2015

Item 1.	Reports to Stockholders.

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Austria Capped ETF | EWO | NYSE Arca
➢	iShares MSCI Belgium Capped ETF | EWK | NYSE Arca
➢	iShares MSCI Emerging Markets Eastern Europe ETF | ESR | NYSE Arca
➢	iShares MSCI France ETF | EWQ | NYSE Arca
➢	iShares MSCI Italy Capped ETF | EWI | NYSE Arca
➢	iShares MSCI Netherlands ETF | EWN | NYSE Arca
➢	iShares MSCI Spain Capped ETF | EWP | NYSE Arca
➢	iShares MSCI Sweden ETF | EWD | NYSE Arca
➢	iShares MSCI Switzerland Capped ETF | EWL | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRIA CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Austria Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Austrian equities, as represented by the MSCI Austria Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -6.39%, net of fees, while the total return for the Index was -6.37%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(17.69)%	(17.69)%	(17.83)%	(17.69)%	(17.69)%	(17.83)%
5 Years	0.09%	0.05%	0.19%	0.43%	0.25%	0.97%
10 Years	(1.24)%	(1.34)%	(1.52)%	(11.77)%	(12.58)%	(14.18)%

Index performance through January 31, 2008 reflects the performance of the MSCI Austria Index. Index performance beginning on February 1, 2008 through February 11, 2013 reflects the performance of the MSCI Austria Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Austria Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$936.10	$2.30	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	43.13%
Industrials	24.64
Materials	16.76
Energy	11.20
Information Technology	2.15
Utilities	1.37
Consumer Discretionary	0.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Erste Group Bank AG	16.52%
Voestalpine AG	9.48
OMV AG	9.09
ANDRITZ AG	9.05
IMMOFINANZ AG	5.01
Wienerberger AG	4.45
Oesterreichische Post AG	4.34
CA Immobilien Anlagen AG	4.30
Vienna Insurance Group AG Wiener Versicherung Gruppe	4.09
Raiffeisen Bank International AG	4.05

TOTAL	70.38%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI BELGIUM CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Belgium Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Belgian equities, as represented by the MSCI Belgium Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 2.82%, net of fees, while the total return for the Index was 2.96%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.85%	2.91%	2.98%	2.85%	2.91%	2.98%
5 Years	10.49%	10.39%	12.15%	64.71%	63.89%	77.42%
10 Years	2.61%	2.60%	3.04%	29.42%	29.25%	34.88%

Index performance through November 30, 2007 reflects the performance of the MSCI Belgium Index. Index performance beginning on December 1, 2007 through November 8, 2012 reflects the performance of the MSCI Belgium Investable Market Index. Index performance beginning on November 9, 2012 reflects the performance of the MSCI Belgium Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.20	$2.41	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Staples	31.37%
Financials	26.11
Materials	11.45
Health Care	11.22
Telecommunication Services	4.60
Information Technology	4.25
Consumer Discretionary	4.21
Industrials	3.50
Energy	2.09
Utilities	1.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Anheuser-Busch InBev NV	22.96%
KBC Groep NV	8.02
UCB SA	5.29
Delhaize Group SA	5.18
Solvay SA	4.71
Ageas	4.42
Groupe Bruxelles Lambert SA	4.01
Belgacom SA	3.61
Umicore SA	2.89
Colruyt SA	2.20

TOTAL	63.29%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Eastern Europe ETF (the “Fund”) seeks to track the investment results of an index composed of Eastern European emerging market equities, as represented by the MSCI Emerging Markets Eastern Europe Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -20.66%, net of fees, while the total return for the Index was -20.19%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(23.74)%	(22.59)%	(23.25)%	(23.74)%	(22.59)%	(23.25)%
5 Years	(5.21)%	(5.20)%	(4.64)%	(23.46)%	(23.44)%	(21.14)%
Since Inception	(3.87)%	(3.86)%	(3.34)%	(19.26)%	(19.18)%	(16.81)%

The inception date of the Fund was 9/30/09. The first day of secondary market trading was 10/2/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$793.40	$3.02	$1,000.00	$1,021.40	$3.41	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Energy	42.84%
Financials	25.76
Materials	11.12
Utilities	6.12
Consumer Staples	5.96
Telecommunication Services	5.40
Consumer Discretionary	1.89
Health Care	0.91

TOTAL	100.00%

COUNTRY ALLOCATION

As of 2/28/15

Country	Percentage of Total Investments*

Russia	66.52%
Poland	26.51
Czech Republic	3.60
Hungary	3.37

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI FRANCE ETF

Performance as of February 28, 2015

The iShares MSCI France ETF (the “Fund”) seeks to track the investment results of an index composed of French equities, as represented by the MSCI France Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -2.90%, net of fees, while the total return for the Index was -2.80%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.26)%	(6.15)%	(6.25)%	(6.26)%	(6.15)%	(6.25)%
5 Years	5.45%	5.42%	5.47%	30.41%	30.23%	30.48%
10 Years	3.54%	3.48%	3.65%	41.56%	40.80%	43.16%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$971.00	$2.35	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Discretionary	17.85%
Financials	17.30
Industrials	17.22
Health Care	10.90
Consumer Staples	10.75
Energy	9.45
Materials	6.02
Utilities	4.05
Information Technology	3.32
Telecommunication Services	3.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Sanofi	9.06%
Total SA	8.93
BNP Paribas SA	4.77
LVMH Moet Hennessy Louis Vuitton SA	3.96
AXA SA	3.57
L’Oreal SA	3.53
Air Liquide SA	3.52
Schneider Electric SE	3.27
Danone SA	3.12
Airbus Group NV	2.82

TOTAL	46.55%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ITALY CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Italy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Italian equities, as represented by the MSCI Italy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -6.03%, net of fees, while the total return for the Index was -5.86%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.25)%	(8.47)%	(8.89)%	(8.25)%	(8.47)%	(8.89)%
5 Years	0.09%	0.06%	0.18%	0.44%	0.30%	0.88%
10 Years	(2.34)%	(2.37)%	(2.40)%	(21.08)%	(21.32)%	(21.57)%

Index performance through February 11, 2013 reflects the performance of the MSCI Italy Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Italy 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$939.70	$2.31	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	38.91%
Energy	16.74
Utilities	15.35
Industrials	13.17
Consumer Discretionary	11.19
Telecommunication Services	4.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Eni SpA	12.86%
Intesa Sanpaolo SpA	10.91
Enel SpA	7.04
UniCredit SpA	6.81
Assicurazioni Generali SpA	5.00
Atlantia SpA	4.48
Luxottica Group SpA	4.47
Fiat Chrysler Automobiles NV	4.44
Snam SpA	4.26
CNH Industrial NV	3.61

TOTAL	63.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI NETHERLANDS ETF

Performance as of February 28, 2015

The iShares MSCI Netherlands ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Dutch equities, as represented by the MSCI Netherlands Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 4.62%, net of fees, while the total return for the Index was 3.39%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	1.79%	1.79%	0.81%	1.79%	1.79%	0.81%
5 Years	8.52%	8.45%	8.77%	50.53%	50.05%	52.23%
10 Years	5.55%	5.50%	5.94%	71.56%	70.74%	78.02%

Index performance through January 31, 2008 reflects the performance of the MSCI Netherlands Index. Index performance beginning on February 1, 2008 reflects the performance of the MSCI Netherlands Investable Market Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,046.20	$2.44	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Staples	30.01%
Financials	21.82
Industrials	14.84
Information Technology	12.00
Consumer Discretionary	9.39
Materials	7.23
Telecommunication Services	2.78
Energy	1.93

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Unilever NV CVA	17.99%
ING Groep NV CVA	14.63
ASML Holding NV	9.60
Koninklijke Philips NV	7.11
Akzo Nobel NV	4.63
Heineken NV	4.57
Reed Elsevier NV	4.41
Koninklijke Ahold NV	4.26
Aegon NV	3.56
Koninklijke KPN NV	2.78

TOTAL	73.54%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SPAIN CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Spain Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Spanish equities, as represented by the MSCI Spain 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -11.04%, net of fees, while the total return for the Index was -10.70%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.23)%	(8.13)%	(7.54)%	(8.23)%	(8.13)%	(7.54)%
5 Years	2.64%	2.61%	2.12%	13.92%	13.76%	11.08%
10 Years	4.19%	4.18%	4.02%	50.82%	50.58%	48.28%

Index performance through February 11, 2013 reflects the performance of the MSCI Spain Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Spain 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$889.60	$2.25	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	45.42%
Utilities	13.27
Telecommunication Services	12.43
Industrials	11.81
Consumer Discretionary	4.47
Information Technology	4.44
Energy	4.41
Health Care	2.00
Consumer Staples	1.75

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 2/28/15

Security	Percentage of Total Investments*

Banco Santander SA	20.86%
Telefonica SA	12.43
Banco Bilbao Vizcaya Argentaria SA	11.75
Iberdrola SA	4.53
Inditex SA	4.47
Amadeus IT Holding SA	4.44
Repsol SA	4.41
Banco de Sabadell SA	2.73
CaixaBank SA	2.71
Red Electrica Corp. SA	2.71

TOTAL	71.04%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI SWEDEN ETF

Performance as of February 28, 2015

The iShares MSCI Sweden ETF (the “Fund”) seeks to track the investment results of an index composed of Swedish equities, as represented by the MSCI Sweden Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 2.51%, net of fees, while the total return for the Index was 2.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.90)%	(1.54)%	(2.00)%	(1.90)%	(1.54)%	(2.00)%
5 Years	11.47%	11.52%	11.41%	72.11%	72.48%	71.65%
10 Years	8.37%	8.38%	8.34%	123.34%	123.57%	122.69%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,025.10	$2.41	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	32.88%
Industrials	27.16
Consumer Discretionary	12.50
Information Technology	11.59
Telecommunication Services	5.92
Consumer Staples	5.64
Health Care	2.23
Materials	1.32
Energy	0.76

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Hennes & Mauritz AB Class B	9.87%
Nordea Bank AB	9.76
Telefonaktiebolaget LM Ericsson Class B	9.40
Svenska Handelsbanken AB Class A	5.99
Swedbank AB Class A	5.61
Atlas Copco AB Class A	5.16
Assa Abloy AB Class B	4.77
Skandinaviska Enskilda Banken AB Class A	4.56
Volvo AB Class B	4.41
Investor AB Class B	4.31

TOTAL	63.84%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SWITZERLAND CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Switzerland Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Swiss equities, as represented by the MSCI Switzerland 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -0.42%, net of fees, while the total return for the Index was -0.20%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.11)%	(0.36)%	0.13%	(0.11)%	(0.36)%	0.13%
5 Years	11.30%	11.19%	11.12%	70.80%	69.99%	69.40%
10 Years	8.56%	8.41%	8.28%	127.46%	124.29%	121.47%

Index performance through February 11, 2013 reflects the performance of the MSCI Switzerland Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Switzerland 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$995.80	$2.38	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Health Care	31.27%
Financials	20.30
Consumer Staples	20.07
Industrials	11.64
Materials	8.32
Consumer Discretionary	6.29
Telecommunication Services	1.42
Energy	0.69

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Nestle SA Registered	16.93%
Novartis AG Registered	15.63
Roche Holding AG	12.41
UBS Group AG	4.52
Zurich Insurance Group AG	4.27
ABB Ltd. Registered	4.19
Cie. Financiere Richemont SA Class A Registered	4.12
Credit Suisse Group AG Registered	3.37
Syngenta AG Registered	3.05
Swiss Re AG	3.02

TOTAL	71.51%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 98.57%

AEROSPACE & DEFENSE — 0.34%
FACC AGa	21,060	$200,786

		200,786
AIR FREIGHT & LOGISTICS — 4.27%
Oesterreichische Post AG	50,868	2,515,317

		2,515,317
BANKS — 20.27%
Erste Group Bank AG	364,824	9,583,574
Raiffeisen Bank International AGb	155,196	2,350,020

		11,933,594
BUILDING PRODUCTS — 4.39%
Wienerberger AG	164,448	2,582,343

		2,582,343
CHEMICALS — 1.59%
Lenzing AG	14,400	938,740

		938,740
CONSTRUCTION MATERIALS — 1.97%
RHI AG	39,852	1,157,282

		1,157,282
CONTAINERS & PACKAGING — 2.62%
Mayr Melnhof Karton AG	14,508	1,543,484

		1,543,484
ELECTRIC UTILITIES — 1.35%
EVN AG	67,356	792,140

		792,140
ELECTRICAL EQUIPMENT — 2.27%
Zumtobel Group AG	50,184	1,334,046

		1,334,046
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.12%
Austria Technologie & Systemtechnik AG	56,124	842,920
Kapsch TrafficCom AGa,b	15,840	405,974

		1,248,894
ENERGY EQUIPMENT & SERVICES — 2.08%
Schoeller-Bleckmann Oilfield Equipment AG	18,072	1,223,322

		1,223,322
HOTELS, RESTAURANTS & LEISURE — 0.74%
DO & CO AG	5,364	433,190

		433,190

Security	Shares	Value
INSURANCE — 6.52%
UNIQA Insurance Group AG	166,752	$1,463,754
Vienna Insurance Group AG Wiener Versicherung Gruppe	53,568	2,374,541

		3,838,295
MACHINERY — 11.79%
ANDRITZ AG	90,828	5,251,769
Palfinger AG	27,792	841,668
Semperit AG Holding	19,224	847,841

		6,941,278
METALS & MINING — 10.34%
AMAG Austria Metall AGc	16,488	583,756
Voestalpine AG	140,436	5,502,173

		6,085,929
OIL, GAS & CONSUMABLE FUELS — 8.96%
OMV AG	182,700	5,275,804

		5,275,804
REAL ESTATE MANAGEMENT & DEVELOPMENT — 15.72%
BUWOG AGa	66,312	1,480,139
CA Immobilien Anlagen AGa	122,004	2,494,698
Conwert Immobilien Invest SEa,b	100,908	1,385,365
IMMOEAST AG Escrow[a]	998,769	11
IMMOFINANZ AGa	949,032	2,902,841
IMMOFINANZ AG Escrow[a]	897,599	10
S IMMO AG	103,392	992,468

		9,255,532
TRANSPORTATION INFRASTRUCTURE — 1.23%
Flughafen Wien AG	8,388	722,000

		722,000

TOTAL COMMON STOCKS
(Cost: $81,211,735)		58,021,976

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	1,261,047	1,261,047
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	73,598	73,598

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRIA CAPPED ETF

February 28, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	10,600	$10,600

		1,345,245

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,345,245)		1,345,245

TOTAL INVESTMENTS IN SECURITIES — 100.85%
(Cost: $82,556,980)		59,367,221
Other Assets, Less Liabilities — (0.85)%		(501,741)

NET ASSETS — 100.00%		$58,865,480

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI BELGIUM CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.89%

AIR FREIGHT & LOGISTICS — 1.47%
bpost SA	84,448	$2,381,762

		2,381,762
BANKS — 8.01%
KBC Groep NVa	212,860	12,945,260

		12,945,260
BEVERAGES — 22.93%
Anheuser-Busch InBev NV	290,580	37,058,122

		37,058,122
BIOTECHNOLOGY — 2.57%
Ablynx NVa	156,368	1,747,412
Galapagos NVa	62,060	1,388,015
ThromboGenics NVa,b	122,496	1,016,742

		4,152,169
CAPITAL MARKETS — 1.69%
Gimv NV	33,292	1,564,628
RHJ International SAa	237,452	1,163,897

		2,728,525
CHEMICALS — 8.69%
Solvay SAb	51,040	7,602,667
Tessenderlo Chemie NVa	64,149	1,772,195
Umicore SA	106,720	4,668,994

		14,043,856
COMMUNICATIONS EQUIPMENT — 0.78%
EVS Broadcast Equipment SA	32,248	1,255,132

		1,255,132
CONSTRUCTION & ENGINEERING — 1.41%
Cie. d’Entreprises CFE	20,416	2,287,670

		2,287,670
DISTRIBUTORS — 0.96%
D’ieteren SA/NV	41,528	1,547,150

		1,547,150
DIVERSIFIED FINANCIAL SERVICES — 7.29%
Ackermans & van Haaren NV	27,492	3,371,960
Groupe Bruxelles Lambert SA	73,776	6,471,942
KBC Ancora[a]	56,376	1,931,802

		11,775,704
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.60%
Belgacom SA	154,512	5,825,759

		5,825,759

Security	Shares	Value
ELECTRIC UTILITIES — 1.20%
Elia System Operator SA/NV	42,804	$1,941,328

		1,941,328
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.86%
Barco NV	21,808	1,386,935

		1,386,935
FOOD & STAPLES RETAILING — 7.37%
Colruyt SA	75,748	3,553,991
Delhaize Group SA	92,916	8,356,295

		11,910,286
HEALTH CARE EQUIPMENT & SUPPLIES — 1.41%
Ion Beam Applications[a]	106,024	2,272,001

		2,272,001
HEALTH CARE PROVIDERS & SERVICES — 1.09%
Fagron	47,560	1,762,540

		1,762,540
HEALTH CARE TECHNOLOGY — 0.85%
AGFA-Gevaert NVa	563,296	1,381,792

		1,381,792
INSURANCE — 4.42%
Ageas	197,780	7,142,134

		7,142,134
IT SERVICES — 0.84%
Econocom Group SA/NV	153,816	1,361,761

		1,361,761
MARINE — 0.61%
Cie. Maritime Belge SA	63,684	979,321

		979,321
MEDIA — 3.25%
Kinepolis Group NV	48,488	1,954,653
Telenet Group Holding NVa	57,420	3,300,762

		5,255,415
METALS & MINING — 2.75%
NV Bekaert SA	58,696	1,784,823
Nyrstar NVa,b	715,372	2,658,341

		4,443,164
OIL, GAS & CONSUMABLE FUELS — 2.09%
Euronav NVa	188,268	2,280,644
Exmar NV	103,820	1,095,209

		3,375,853

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BELGIUM CAPPED ETF

February 28, 2015

Security	Shares	Value
PERSONAL PRODUCTS — 1.03%
Ontex Group NVa	55,912	$1,668,184

		1,668,184
PHARMACEUTICALS — 5.29%
UCB SA	111,476	8,546,280

		8,546,280
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.68%
Befimmo SA	27,956	2,025,652
Cofinimmo SA	21,228	2,631,047
Intervest Offices & Warehouses NV	37,004	1,120,649
Warehouses De Pauw SCA	21,576	1,781,172

		7,558,520
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.76%
Melexis NV	49,068	2,850,371

		2,850,371
WIRELESS TELECOMMUNICATION SERVICES — 0.99%
Mobistar SAa	67,744	1,600,625

		1,600,625

TOTAL COMMON STOCKS
(Cost: $159,644,409)		161,437,619

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,096,639	1,096,639
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	64,002	64,002
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	48,811	48,811

		1,209,452

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,209,452)		1,209,452

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $160,853,861)		162,647,071
Other Assets, Less Liabilities — (0.64)%		(1,032,475)

NET ASSETS — 100.00%		$161,614,596

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 96.29%

CZECH REPUBLIC — 3.59%
CEZ AS	97,732	$2,476,969
Komercni Banka AS	9,175	1,985,784
O2 Czech Republic AS	48,366	410,512

		4,873,265
HUNGARY — 3.36%
MOL Hungarian Oil & Gas PLC	25,186	1,117,764
OTP Bank PLC	139,370	2,210,506
Richter Gedeon Nyrt	84,719	1,232,381

		4,560,651
POLAND — 26.50%
Alior Bank SAa,b	28,182	630,566
Bank Handlowy w Warszawie SA	20,096	574,885
Bank Millennium SA	262,321	499,808
Bank Pekao SA	80,124	4,017,947
Bank Zachodni WBK SA	21,349	1,932,872
CCC SA	13,860	680,423
Cyfrowy Polsat SA	115,939	754,513
ENEA SA	131,485	576,023
Energa SA	123,508	751,032
Eurocash SA	50,573	456,505
Getin Noble Bank SAa	758,798	381,434
Grupa Azoty SA	30,119	626,775
Grupa Lotos SAa,b	56,365	396,672
KGHM Polska Miedz SA	84,203	2,753,554
LPP SA	579	1,131,289
mBank	9,035	1,116,632
Orange Polska SA	396,762	1,058,347
PGE Polska Grupa Energetyczna SA	508,075	2,845,105
Polski Koncern Naftowy Orlen SA	193,468	2,855,367
Polskie Gornictwo Naftowe i Gazownictwo SA	1,063,855	1,446,209
Powszechna Kasa Oszczednosci Bank Polski SA	535,336	4,716,553
Powszechny Zaklad Ubezpieczen SA	34,123	4,506,820
Synthos SA	318,744	380,754
Tauron Polska Energia SA	628,474	832,270

		35,922,355

Security	Shares	Value
RUSSIA — 62.84%
Alrosa AO	1,133,500	$1,288,188
Gazprom OAO	3,650,646	9,032,971
Gazprom OAO ADR	1,841,532	9,189,245
Lukoil OAO	158,460	7,678,924
Lukoil OAO ADR (London)	157,203	7,608,625
Magnit PJSC GDR[c]	159,910	7,622,910
MegaFon OAO GDR[c]	61,908	1,090,200
MMC Norilsk Nickel OJSC	34,034	6,207,296
Mobile TeleSystems OJSC ADR	322,646	3,194,195
Moscow Exchange MICEX- RTS OAO	917,960	1,140,354
NOVATEK OAO GDR[c]	55,748	4,674,470
Rosneft OAO	578,834	2,489,442
Rostelecom OJSC	545,840	796,849
RusHydro JSC	77,162,000	805,021
Sberbank of Russia	5,744,725	7,062,152
Sberbank of Russia ADR	61,754	313,896
Severstal PAO	132,449	1,483,065
Sistema JSFC GDR[c]	108,108	767,567
Surgutneftegas OAO	2,277,430	1,285,641
Surgutneftegas OAO ADR	229,779	1,276,422
Tatneft OAO Class S	870,309	4,489,224
Uralkali PJSC	419,990	1,161,840
Uralkali PJSC GDR[c]	82,531	1,157,085
VTB Bank OJSC	2,576,080,999	2,843,871
VTB Bank OJSC GDR[c]	244,225	537,295

		85,196,748

TOTAL COMMON STOCKS
(Cost: $182,300,123)		130,553,019

PREFERRED STOCKS — 3.64%

RUSSIA — 3.64%
AK Transneft OAO	810	1,808,452
Sberbank of Russia	499,700	434,590
Surgutneftegas OAO	4,296,600	2,689,969

		4,933,011

TOTAL PREFERRED STOCKS
(Cost: $6,132,090)		4,933,011

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE ETF

February 28, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	264,750	$264,750
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	15,452	15,452
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	122,862	122,862

		403,064

TOTAL SHORT-TERM INVESTMENTS
(Cost: $403,064)		403,064

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $188,835,277)		135,889,094
Other Assets, Less Liabilities — (0.23)%		(312,764)

NET ASSETS — 100.00%		$135,576,330

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FRANCE ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.97%

AEROSPACE & DEFENSE — 5.22%
Airbus Group NV	159,324	$9,887,787
Safran SA	73,458	5,182,591
Thales SA	25,212	1,453,825
Zodiac Aerospace	50,358	1,816,526

		18,340,729
AIR FREIGHT & LOGISTICS — 0.23%
Bollore SA	147,642	812,115

		812,115
AUTO COMPONENTS — 2.26%
Cie. Generale des Etablissements Michelin Class B	50,226	4,843,767
Valeo SA	20,394	3,076,677

		7,920,444
AUTOMOBILES — 1.93%
Peugeot SAa	105,798	1,775,871
Renault SA	52,008	5,008,039

		6,783,910
BANKS — 9.00%
BNP Paribas SA	286,704	16,751,177
Credit Agricole SA	278,784	3,930,614
Natixis SA	252,648	1,833,485
Societe Generale SA	196,218	9,092,929

		31,608,205
BEVERAGES — 2.09%
Pernod Ricard SA	57,486	6,831,566
Remy Cointreau SA	6,666	490,710

		7,322,276
BUILDING PRODUCTS — 1.56%
Cie. de Saint-Gobain	121,704	5,492,450

		5,492,450
CHEMICALS — 3.90%
Air Liquide SA	93,324	12,362,334
Arkema SA	17,754	1,332,629

		13,694,963
COMMERCIAL SERVICES & SUPPLIES — 0.76%
Edenred	55,638	1,521,467
Societe BIC SA	7,722	1,158,026

		2,679,493
COMMUNICATIONS EQUIPMENT — 0.85%
Alcatel-Lucent[a,b]	761,244	2,985,910

		2,985,910

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 2.68%
Bouygues SA	45,474	$1,807,139
Vinci SA	127,974	7,610,596

		9,417,735
CONSTRUCTION MATERIALS — 1.27%
Imerys SA	9,306	699,664
Lafarge SA	50,556	3,761,884

		4,461,548
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Eurazeo SA	10,296	760,931
Wendel SA	8,382	1,023,371

		1,784,302
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.14%
Iliad SA	7,062	1,838,089
Orange SA	502,062	9,179,144

		11,017,233
ELECTRIC UTILITIES — 0.52%
Electricite de France SA	65,472	1,813,885

		1,813,885
ELECTRICAL EQUIPMENT — 4.96%
Alstom SAa	58,674	1,944,735
Legrand SA	71,808	3,978,845
Schneider Electric SE	142,230	11,483,129

		17,406,709
ENERGY EQUIPMENT & SERVICES — 0.52%
Technip SA	27,786	1,814,494

		1,814,494
FOOD & STAPLES RETAILING — 2.01%
Carrefour SA	169,224	5,611,734
Casino Guichard Perrachon SA	15,312	1,444,392

		7,056,126
FOOD PRODUCTS — 3.12%
Danone SA	156,882	10,968,000

		10,968,000
HEALTH CARE EQUIPMENT & SUPPLIES — 1.85%
Essilor International SA	55,308	6,479,681

		6,479,681
HOTELS, RESTAURANTS & LEISURE — 1.43%
Accor SA	46,794	2,457,679
Sodexo SA	25,542	2,580,145

		5,037,824
INSURANCE — 4.18%
AXA SA	491,832	12,517,237

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2015

Security	Shares	Value
CNP Assurances	46,398	$771,007
SCOR SE	41,514	1,371,780

		14,660,024
IT SERVICES — 1.33%
AtoS	21,846	1,560,142
Cap Gemini SA	38,544	3,124,439

		4,684,581
MACHINERY — 0.20%
Vallourec SA	29,634	704,666

		704,666
MEDIA — 5.61%
Eutelsat Communications SA	41,712	1,428,618
JCDecaux SA	18,150	673,950
Lagardere SCA	31,878	918,570
Numericable-SFR SAS[a]	26,400	1,640,480
Publicis Groupe SA	50,820	4,153,753
SES SA	82,170	2,838,711
Vivendi SAa	328,614	8,040,786

		19,694,868
METALS & MINING — 0.84%
ArcelorMittal	270,336	2,962,482

		2,962,482
MULTI-UTILITIES — 3.53%
GDF Suez	391,974	8,738,193
Suez Environnement Co.	80,388	1,437,715
Veolia Environnement SA	114,048	2,225,841

		12,401,749
OIL, GAS & CONSUMABLE FUELS — 8.93%
Total SA	579,414	31,347,902

		31,347,902
PERSONAL PRODUCTS — 3.53%
L’Oreal SA	68,046	12,383,532

		12,383,532
PHARMACEUTICALS — 9.06%
Sanofi	323,202	31,792,952

		31,792,952
PROFESSIONAL SERVICES — 0.40%
Bureau Veritas SA	59,730	1,410,939

		1,410,939
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.61%
Fonciere Des Regions	7,656	793,471
Gecina SA	7,656	1,008,584
ICADE	10,098	907,133

Security	Shares	Value
Klepierre	46,794	$2,293,134
Unibail-Rodamco SE	26,532	7,666,075

		12,668,397
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.44%
STMicroelectronics NV	172,788	1,546,585

		1,546,585
SOFTWARE — 0.69%
Dassault Systemes	34,584	2,425,609

		2,425,609
TEXTILES, APPAREL & LUXURY GOODS — 6.62%
Christian Dior SA	14,718	2,861,738
Hermes International	7,128	2,305,392
Kering	20,460	4,176,709
LVMH Moet Hennessy Louis Vuitton SA	75,570	13,892,666

		23,236,505
TRADING COMPANIES & DISTRIBUTORS — 0.42%
Rexel SA	75,042	1,469,623

		1,469,623
TRANSPORTATION INFRASTRUCTURE — 0.77%
Aeroports de Paris	8,052	983,533
Groupe Eurotunnel SE Registered	126,522	1,734,181

		2,717,714

TOTAL COMMON STOCKS
(Cost: $392,599,759)		351,006,160

SHORT-TERM INVESTMENTS — 0.59%

MONEY MARKET FUNDS — 0.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	1,872,940	1,872,940
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	109,309	109,309
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	107,791	107,791

		2,090,040

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,090,040)		2,090,040

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRANCE ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.56%
(Cost: $394,689,799)	$353,096,200
Other Assets, Less Liabilities — (0.56)%	(1,983,692)

NET ASSETS — 100.00%	$351,112,508

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 100.01%

AEROSPACE & DEFENSE — 2.66%
Finmeccanica SpA[a]	2,001,648	$24,292,499

		24,292,499
AUTO COMPONENTS — 2.28%
Pirelli & C. SpA	1,357,008	20,837,378

		20,837,378
AUTOMOBILES — 4.44%
Fiat Chrysler Automobiles NVa,b	2,628,336	40,653,914

		40,653,914
BANKS — 26.57%
Banca Monte dei Paschi di Siena SpA[a,b]	24,165,024	16,696,489
Banco Popolare SCa	1,721,352	26,605,788
Intesa Sanpaolo SpA	29,819,088	99,804,562
Intesa Sanpaolo SpA RSP	2,619,360	7,932,611
UniCredit SpA	9,339,528	62,277,907
Unione di Banche Italiane SpA	3,778,896	29,712,567

		243,029,924
CAPITAL MARKETS — 2.88%
Mediobanca SpA	2,852,328	26,346,340

		26,346,340
DIVERSIFIED FINANCIAL SERVICES — 2.51%
EXOR SpA	514,488	22,961,825

		22,961,825
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.64%
Telecom Italia SpA[a]	25,395,144	30,364,428
Telecom Italia SpA RSP	12,293,856	12,072,619

		42,437,047
ELECTRIC UTILITIES — 10.22%
Enel SpA	13,951,152	64,439,718
Terna Rete Elettrica Nazionale SpA	6,430,488	29,067,401

		93,507,119
ELECTRICAL EQUIPMENT — 2.42%
Prysmian SpA	1,104,456	22,149,971

		22,149,971
ENERGY EQUIPMENT & SERVICES — 3.88%
Saipem SpA[a]	752,760	7,755,198
Tenaris SA	1,934,736	27,755,527

		35,510,725

Security	Shares	Value
GAS UTILITIES — 4.26%
Snam SpA	7,675,296	$38,929,866

		38,929,866
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.87%
Enel Green Power SpA	3,731,568	8,002,699

		8,002,699
INSURANCE — 6.96%
Assicurazioni Generali SpA	2,216,664	45,748,295
UnipolSai SpA	6,057,168	17,895,449

		63,643,744
MACHINERY — 3.61%
CNH Industrial NV	3,974,328	32,987,746

		32,987,746
OIL, GAS & CONSUMABLE FUELS — 12.86%
Eni SpA	6,286,464	117,614,183

		117,614,183
TEXTILES, APPAREL & LUXURY GOODS — 4.47%
Luxottica Group SpA	660,960	40,886,310

		40,886,310
TRANSPORTATION INFRASTRUCTURE — 4.48%
Atlantia SpA	1,553,664	41,022,373

		41,022,373

TOTAL COMMON STOCKS
(Cost: $1,058,107,597)		914,813,663

SHORT-TERM INVESTMENTS — 1.60%

MONEY MARKET FUNDS — 1.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	13,443,263	13,443,263
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	784,581	784,581
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	384,164	384,164

		14,612,008

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,612,008)		14,612,008

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ITALY CAPPED ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 101.61%
(Cost: $1,072,719,605)	$929,425,671
Other Assets, Less Liabilities — (1.61)%	(14,714,003)

NET ASSETS — 100.00%	$914,711,668

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.80%

AIR FREIGHT & LOGISTICS — 1.18%
PostNL NVa	146,166	$654,149
TNT Express NV	145,350	890,316

		1,544,465
BANKS — 14.60%
ING Groep NV CVA[a]	1,277,346	19,134,172

		19,134,172
BEVERAGES — 6.34%
Heineken Holding NV	33,354	2,325,873
Heineken NV	76,296	5,976,724

		8,302,597
CAPITAL MARKETS — 0.09%
BinckBank NV	16,320	124,110

		124,110
CHEMICALS — 7.21%
Akzo Nobel NV	81,294	6,054,577
Koninklijke DSM NV	57,018	3,191,316
Koninklijke Ten Cate NV	8,976	207,248

		9,453,141
CONSTRUCTION & ENGINEERING — 2.90%
Arcadis NV	20,604	685,341
Boskalis Westminster NV	28,458	1,325,474
Grontmij[a]	23,256	96,489
Koninklijke BAM Groep NV	76,704	364,358
OCI NVa	27,948	1,189,651
Royal Imtech NVa,b	30,090	140,031

		3,801,344
DIVERSIFIED FINANCIAL SERVICES — 0.00%
SNS REAAL NVa,b	68,952	1

		1
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.77%
Koninklijke KPN NV	1,060,290	3,629,664

		3,629,664
ELECTRICAL EQUIPMENT — 0.40%
Kendrion NV	3,672	115,344
TKH Group NV	11,832	411,346

		526,690
ENERGY EQUIPMENT & SERVICES — 1.00%
Fugro NV CVA	23,766	568,996
SBM Offshore NVa,b	62,424	735,188

		1,304,184

Security	Shares	Value
FOOD & STAPLES RETAILING — 4.35%
Amsterdam Commodities NV	5,100	$137,004
Koninklijke Ahold NV	296,106	5,568,112

		5,705,116
FOOD PRODUCTS — 19.26%
Corbion NV	18,462	358,040
Nutreco NV	23,256	1,178,915
Unilever NV CVA	539,274	23,529,695
Wessanen	25,194	167,490

		25,234,140
HOUSEHOLD DURABLES — 0.21%
TomTom NVa,b	33,252	278,013

		278,013
INDUSTRIAL CONGLOMERATES — 7.09%
Koninklijke Philips NV	309,468	9,292,260

		9,292,260
INSURANCE — 5.61%
Aegon NV	599,760	4,655,226
Delta Lloyd NV	66,096	1,202,495
NN Group NVa	52,122	1,494,305

		7,352,026
LEISURE PRODUCTS — 0.10%
Accell Group	6,936	124,904

		124,904
MACHINERY — 0.78%
Aalberts Industries NV	32,946	1,021,774

		1,021,774
MEDIA — 9.07%
Altice SAa,b	28,662	2,864,451
Reed Elsevier NV	231,642	5,768,030
Wolters Kluwer NV	99,960	3,249,801

		11,882,282
OIL, GAS & CONSUMABLE FUELS — 0.94%
Koninklijke Vopak NV	23,256	1,225,999

		1,225,999
PROFESSIONAL SERVICES — 2.19%
Brunel International NV	6,426	119,071
Randstad Holding NV	41,718	2,463,650
USG People NV	21,420	292,754

		2,875,475
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.47%
Eurocommercial Properties NV	13,464	627,785
NSI NV	42,738	205,171

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI NETHERLANDS ETF

February 28, 2015

Security	Shares	Value
VastNed Retail NV	6,324	$330,513
Wereldhave NV	11,016	759,158

		1,922,627
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.35%
ASM International NV	16,728	759,712
ASML Holding NV	115,872	12,556,188
BE Semiconductor Industries NV	9,282	245,443

		13,561,343
SOFTWARE — 1.63%
Gemalto NVb	26,214	2,132,888

		2,132,888
TRADING COMPANIES & DISTRIBUTORS — 0.26%
IMCD Group NVa	9,996	342,303

		342,303

TOTAL COMMON STOCKS
(Cost: $137,364,894)		130,771,518

SHORT-TERM INVESTMENTS — 2.87%

MONEY MARKET FUNDS — 2.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	3,478,148	3,478,148
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	202,993	202,993
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	73,772	73,772

		3,754,913

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,754,913)		3,754,913

TOTAL INVESTMENTS IN SECURITIES — 102.67%
(Cost: $141,119,807)		134,526,431
Other Assets, Less Liabilities — (2.67)%		(3,499,008)

NET ASSETS — 100.00%		$131,027,423

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI SPAIN CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 100.00%

AIRLINES — 2.31%
International Consolidated Airlines Group SAa	3,752,242	$33,656,981

		33,656,981
BANKS — 44.01%
Banco Bilbao Vizcaya Argentaria SA	16,993,950	171,170,095
Banco de Sabadell SA	14,448,320	39,785,614
Banco Popular Espanol SA	7,867,908	36,306,199
Banco Santander SA	41,487,952	304,012,803
Bankia SAa	21,736,190	31,645,746
Bankinter SA	2,424,304	19,004,626
CaixaBank SA	8,493,928	39,537,926

		641,463,009
BIOTECHNOLOGY — 2.00%
Grifols SA	715,768	29,106,997

		29,106,997
CONSTRUCTION & ENGINEERING — 4.69%
ACS Actividades de Construccion y Servicios SA	819,920	30,551,204
Ferrovial SA	1,779,448	37,802,672

		68,353,876
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.43%
Telefonica SA	11,622,920	181,146,947

		181,146,947
ELECTRIC UTILITIES — 8.68%
Endesa SA	1,032,656	20,930,087
Iberdrola SA	9,640,154	66,034,229
Red Electrica Corp. SA	462,590	39,506,298

		126,470,614
FOOD & STAPLES RETAILING — 1.75%
Distribuidora Internacional de Alimentacion SA	3,346,714	25,537,377

		25,537,377
GAS UTILITIES — 4.60%
Enagas SA	968,946	29,800,548
Gas Natural SDG SA	1,535,688	37,197,471

		66,998,019
INSURANCE — 1.40%
Mapfre SA	5,803,150	20,432,068

		20,432,068

Security	Shares	Value
IT SERVICES — 4.44%
Amadeus IT Holding SA Class A	1,566,158	$64,733,678

		64,733,678
MACHINERY — 1.14%
Zardoya Otis SA	1,373,366	16,652,107

		16,652,107
OIL, GAS & CONSUMABLE FUELS — 4.41%
Repsol SA	3,315,690	64,246,459

		64,246,459
SPECIALTY RETAIL — 4.47%
Inditex SA	2,066,974	65,112,843

		65,112,843
TRANSPORTATION INFRASTRUCTURE — 3.67%
Abertis Infraestructuras SA	1,798,284	35,197,428
Aena SAa,b	196,116	18,270,994

		53,468,422

TOTAL COMMON STOCKS
(Cost: $1,656,924,498)		1,457,379,397

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	910,677	910,677

		910,677

TOTAL SHORT-TERM INVESTMENTS
(Cost: $910,677)		910,677

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $1,657,835,175)		1,458,290,074
Other Assets, Less Liabilities — (0.06)%		(943,768)

NET ASSETS — 100.00%		$1,457,346,306

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWEDEN ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.99%

BANKS — 25.92%
Nordea Bank AB	2,730,785	$36,832,815
Skandinaviska Enskilda Banken AB Class A	1,365,610	17,224,131
Svenska Handelsbanken AB Class A	448,775	22,598,148
Swedbank AB Class A	814,175	21,182,265

		97,837,359
BUILDING PRODUCTS — 4.77%
Assa Abloy AB Class B	300,295	18,019,680

		18,019,680
COMMERCIAL SERVICES & SUPPLIES — 1.06%
Securitas AB Class B	281,445	4,005,338

		4,005,338
COMMUNICATIONS EQUIPMENT — 9.40%
Telefonaktiebolaget LM Ericsson Class B	2,736,150	35,461,777

		35,461,777
CONSTRUCTION & ENGINEERING — 2.26%
Skanska AB Class B	341,620	8,515,157

		8,515,157
DIVERSIFIED FINANCIAL SERVICES — 6.95%
Industrivarden AB Class C	147,610	2,838,671
Investment AB Kinnevik Class B	211,700	7,124,562
Investor AB Class B	409,480	16,284,449

		26,247,682
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.93%
TeliaSonera AB	2,335,660	14,827,587

		14,827,587
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.20%
Hexagon AB Class B	229,680	8,291,418

		8,291,418
FOOD & STAPLES RETAILING — 0.66%
ICA Gruppen AB	69,600	2,482,511

		2,482,511
HEALTH CARE EQUIPMENT & SUPPLIES — 2.23%
Elekta AB Class Ba	331,325	3,457,943
Getinge AB Class B	179,945	4,972,853

		8,430,796
HOUSEHOLD DURABLES — 2.63%
Electrolux AB Class B	216,340	7,062,840

Security	Shares	Value
Husqvarna AB Class B	367,285	$2,873,284

		9,936,124
HOUSEHOLD PRODUCTS — 3.48%
Svenska Cellulosa AB SCA Class B	528,670	13,145,839

		13,145,839
MACHINERY — 19.06%
Alfa Laval AB	282,895	5,677,742
Atlas Copco AB Class A	603,780	19,465,449
Atlas Copco AB Class B	350,755	10,433,392
Sandvik AB	958,595	10,757,365
SKF AB Class B	356,700	8,980,847
Volvo AB Class B	1,379,530	16,638,877

		71,953,672
METALS & MINING — 1.32%
Boliden AB	245,920	4,976,926

		4,976,926
OIL, GAS & CONSUMABLE FUELS — 0.77%
Lundin Petroleum ABa,b	195,750	2,884,354

		2,884,354
SPECIALTY RETAIL — 9.86%
Hennes & Mauritz AB Class B	853,615	37,232,280

		37,232,280
TOBACCO — 1.50%
Swedish Match AB	180,235	5,676,676

		5,676,676
WIRELESS TELECOMMUNICATION SERVICES — 1.99%
Millicom International Cellular SA SDR	59,450	4,148,296
Tele2 AB Class B	286,955	3,366,430

		7,514,726

TOTAL COMMON STOCKS
(Cost: $369,986,874)		377,439,902

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,740,667	2,740,667
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	159,952	159,952

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWEDEN ETF

February 28, 2015

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,103	$4,103

		2,904,722

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,904,722)		2,904,722

TOTAL INVESTMENTS IN SECURITIES — 100.76%
(Cost: $372,891,596)		380,344,624
Other Assets, Less Liabilities — (0.76)%		(2,881,448)

NET ASSETS — 100.00%		$377,463,176

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.63%

BIOTECHNOLOGY — 1.39%
Actelion Ltd. Registered[a]	124,872	$15,029,424

		15,029,424
BUILDING PRODUCTS — 1.49%
Geberit AG Registered	44,892	16,081,565

		16,081,565
CAPITAL MARKETS — 9.85%
Credit Suisse Group AG Registered	1,477,050	36,256,280
Julius Baer Group Ltd.[a]	276,318	12,827,801
Partners Group Holding AG	28,122	8,684,299
UBS Group AGa	2,752,086	48,625,992

		106,394,372
CHEMICALS — 6.48%
EMS-Chemie Holding AG Registered	16,512	7,298,025
Givaudan SA Registered[a]	10,182	19,665,867
Sika AG Bearer	2,895	10,285,190
Syngenta AG Registered	92,622	32,808,510

		70,057,592
CONSTRUCTION MATERIALS — 1.80%
Holcim Ltd. Registered[a]	250,776	19,456,302

		19,456,302
DIVERSIFIED FINANCIAL SERVICES — 0.51%
Pargesa Holding SA Bearer	72,240	5,467,532

		5,467,532
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.42%
Swisscom AG Registered	26,574	15,319,294

		15,319,294
ELECTRICAL EQUIPMENT — 4.18%
ABB Ltd. Registered[a]	2,091,090	45,108,429

		45,108,429
ENERGY EQUIPMENT & SERVICES — 0.68%
Transocean Ltd.[b]	458,466	7,384,785

		7,384,785
FOOD PRODUCTS — 20.00%
Aryzta AGa	123,066	9,892,014
Barry Callebaut AG Registered[a]	5,160	5,380,443
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	1,548	8,564,621

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Registered	153	$10,025,696
Nestle SA Registered	2,321,484	182,192,415

		216,055,189
HEALTH CARE EQUIPMENT & SUPPLIES — 0.91%
Sonova Holding AG Registered	70,434	9,814,696

		9,814,696
INSURANCE — 9.07%
Baloise Holding AG Registered	68,628	8,976,658
Swiss Life Holding AG Registered[a]	43,860	10,469,956
Swiss Re AGa	351,912	32,537,011
Zurich Insurance Group AGa	142,932	45,955,352

		97,938,977
LIFE SCIENCES TOOLS & SERVICES — 0.92%
Lonza Group AG Registered[a]	80,496	9,977,089

		9,977,089
MACHINERY — 2.23%
Schindler Holding AG Participation Certificates	63,984	10,616,754
Schindler Holding AG Registered	43,602	7,119,820
Sulzer AG Registered	52,116	6,371,566

		24,108,140
MARINE — 1.01%
Kuehne + Nagel International AG Registered	74,562	10,916,884

		10,916,884
PHARMACEUTICALS — 27.93%
Novartis AG Registered	1,636,752	168,250,509
Roche Holding AG	489,168	133,540,800

		301,791,309
PROFESSIONAL SERVICES — 2.69%
Adecco SA Registered[a]	200,982	15,900,475
SGS SA Registered	6,450	13,124,525

		29,025,000
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.81%
Swiss Prime Site AG Registered[a]	95,460	8,740,430

		8,740,430
TEXTILES, APPAREL & LUXURY GOODS — 6.26%
Cie. Financiere Richemont SA Class A Registered	500,004	44,304,152
Swatch Group AG (The) Bearer	34,572	15,845,500

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SWITZERLAND CAPPED ETF

February 28, 2015

Security	Shares	Value
Swatch Group AG (The) Registered	84,882	$7,516,713

		67,666,365

TOTAL COMMON STOCKS
(Cost: $970,331,877)		1,076,333,374

SHORT-TERM INVESTMENTS — 0.77%

MONEY MARKET FUNDS — 0.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	7,121,949	7,121,949
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	415,654	415,654
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	793,366	793,366

		8,330,969

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,330,969)		8,330,969

TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $978,662,846)		1,084,664,343
Other Assets, Less Liabilities — (0.40)%		(4,288,744)

NET ASSETS — 100.00%		$1,080,375,599

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI Emerging Markets Eastern Europe ETF

ASSETS
Investments, at cost:
Unaffiliated	$81,211,735	$159,644,409	$188,432,213
Affiliated (Note 2)	1,345,245	1,209,452	403,064

Total cost of investments	$82,556,980	$160,853,861	$188,835,277

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$58,021,976	$161,437,619	$135,486,030
Affiliated (Note 2)	1,345,245	1,209,452	403,064

Total fair value of investments	59,367,221	162,647,071	135,889,094
Foreign currency, at value[b]	33,367	60,613	12,473
Receivables:
Investment securities sold	565,738	1,792,225	—
Dividends and interest	829,099	69,102	22,842
Capital shares sold	—	3,845	—

Total Assets	60,795,425	164,572,856	135,924,409

LIABILITIES
Payables:
Investment securities purchased	574,172	1,745,940	—
Collateral for securities on loan (Note 1)	1,334,645	1,160,641	280,202
Investment advisory fees (Note 2)	21,128	51,679	67,877

Total Liabilities	1,929,945	2,958,260	348,079

NET ASSETS	$58,865,480	$161,614,596	$135,576,330

Net assets consist of:
Paid-in capital	$169,349,475	$208,950,653	$211,941,653
Distributions in excess of net investment income	(304,106)	(684,723)	(257,696)
Accumulated net realized loss	(86,818,388)	(48,435,462)	(23,159,316)
Net unrealized appreciation (depreciation)	(23,361,501)	1,784,128	(52,948,311)

NET ASSETS	$58,865,480	$161,614,596	$135,576,330

Shares outstanding[c]	3,600,000	9,280,000	7,700,000

Net asset value per share	$16.35	$17.42	$17.61

[a]	Securities on loan with values of $1,270,137, $1,087,874 and $266,099, respectively. See Note 1.
[b]	Cost of foreign currency: $33,792, $62,380 and $13,026, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI France ETF	iShares MSCI Italy Capped ETF	iShares MSCI Netherlands ETF

ASSETS
Investments, at cost:
Unaffiliated	$392,599,759	$1,058,107,597	$137,364,894
Affiliated (Note 2)	2,090,040	14,612,008	3,754,913

Total cost of investments	$394,689,799	$1,072,719,605	$141,119,807

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$351,006,160	$914,813,663	$130,771,518
Affiliated (Note 2)	2,090,040	14,612,008	3,754,913

Total fair value of investments	353,096,200	929,425,671	134,526,431
Foreign currency, at value[b]	140,202	13,513	160,332
Receivables:
Investment securities sold	433,690	21,269,391	485,935
Due from custodian (Note 4)	—	—	14,735
Dividends and interest	354	16,551	153,478

Total Assets	353,670,446	950,725,126	135,340,911

LIABILITIES
Payables:
Investment securities purchased	453,321	21,465,525	585,429
Collateral for securities on loan (Note 1)	1,982,249	14,227,844	3,681,141
Investment advisory fees (Note 2)	122,368	320,089	46,918

Total Liabilities	2,557,938	36,013,458	4,313,488

NET ASSETS	$351,112,508	$914,711,668	$131,027,423

Net assets consist of:
Paid-in capital	$442,409,798	$1,148,054,066	$180,099,006
Undistributed (distributions in excess of) net investment income	(351,390)	(565,747)	100,053
Accumulated net realized loss	(49,352,338)	(89,482,572)	(42,573,327)
Net unrealized depreciation	(41,593,562)	(143,294,079)	(6,598,309)

NET ASSETS	$351,112,508	$914,711,668	$131,027,423

Shares outstanding[c]	13,200,000	61,200,000	5,100,000

Net asset value per share	$26.60	$14.95	$25.69

[a]	Securities on loan with values of $1,874,028, $13,163,014 and $3,501,235, respectively. See Note 1.
[b]	Cost of foreign currency: $140,165, $13,658 and $162,474, respectively.
[c]	$0.001 par value, number of shares authorized: 340.2 million, 295.4 million and 255 million, respectively.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Spain Capped ETF	iShares MSCI Sweden ETF	iShares MSCI Switzerland Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,656,924,498	$369,986,874	$970,331,877
Affiliated (Note 2)	910,677	2,904,722	8,330,969

Total cost of investments	$1,657,835,175	$372,891,596	$978,662,846

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,457,379,397	$377,439,902	$1,076,333,374
Affiliated (Note 2)	910,677	2,904,722	8,330,969

Total fair value of investments	1,458,290,074	380,344,624	1,084,664,343
Foreign currency, at value[b]	1,260,200	38,570	866,886
Receivables:
Investment securities sold	46,882,289	1,291,832	2,527,054
Dividends	390	516	3,778,026

Total Assets	1,506,432,953	381,675,542	1,091,836,309

LIABILITIES
Payables:
Investment securities purchased	48,570,624	1,184,460	3,534,914
Collateral for securities on loan (Note 1)	—	2,900,619	7,537,603
Investment advisory fees (Note 2)	516,023	127,287	388,193

Total Liabilities	49,086,647	4,212,366	11,460,710

NET ASSETS	$1,457,346,306	$377,463,176	$1,080,375,599

Net assets consist of:
Paid-in capital	$1,757,294,928	$413,144,952	$956,211,625
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	8,175,644	(5,359,741)	(1,439,399)
Accumulated net realized gain (loss)	(108,563,573)	(37,773,625)	19,784,630
Net unrealized appreciation (depreciation)	(199,560,693)	7,451,590	105,818,743

NET ASSETS	$1,457,346,306	$377,463,176	$1,080,375,599

Shares outstanding[c]	41,550,000	10,875,000	32,250,000

Net asset value per share	$35.07	$34.71	$33.50

[a]	Securities on loan with values of $ —, $2,762,288 and $7,162,459, respectively. See Note 1.
[b]	Cost of foreign currency: $1,275,715, $40,008 and $817,385, respectively.
[c]	$0.001 par value, number of shares authorized: 127.8 million, 63.6 million and 318.625 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Austria Capped ETF	iShares MSCI Belgium Capped ETF	iShares MSCI Emerging Markets Eastern Europe ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$85,093	$859,391	$1,956,549
Interest — affiliated (Note 2)	2	2	175
Securities lending income — affiliated (Note 2)	27,400	27,988	8,967

Total investment income	112,495	887,381	1,965,691

EXPENSES
Investment advisory fees (Note 2)	140,784	329,699	541,420

Total expenses	140,784	329,699	541,420

Net investment income (loss)	(28,289)	557,682	1,424,271

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,364,081)	(1,231,935)	(6,886,890)
In-kind redemptions — unaffiliated	(110,792)	8,453,700	(8,946,740)
Foreign currency transactions	(5,803)	(24,982)	(61,771)

Net realized gain (loss)	(2,480,676)	7,196,783	(15,895,401)

Net change in unrealized appreciation/depreciation on:
Investments	(1,747,030)	(6,040,909)	(30,144,576)
Translation of assets and liabilities in foreign currencies	(139,694)	(8,070)	2,838

Net change in unrealized appreciation/depreciation	(1,886,724)	(6,048,979)	(30,141,738)

Net realized and unrealized gain (loss)	(4,367,400)	1,147,804	(46,037,139)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,395,689)	$1,705,486	$(44,612,868)

[a]	Net of foreign withholding tax of $4,852, $151,663 and $252,316, respectively.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI France ETF	iShares MSCI Italy Capped ETF	iShares MSCI Netherlands ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,756,854	$7,877,732	$479,805
Interest — affiliated (Note 2)	8	19	2
Securities lending income — affiliated (Note 2)	14,867	105,328	64,954

Total investment income	2,771,729	7,983,079	544,761

EXPENSES
Investment advisory fees (Note 2)	687,143	2,519,789	350,423

Total expenses	687,143	2,519,789	350,423

Net investment income	2,084,586	5,463,290	194,338

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,159,987)	(21,886,516)	(889,023)
In-kind redemptions — unaffiliated	(1,243,041)	20,528,984	1,605,748
Foreign currency transactions	(50,388)	(213,374)	(35,178)

Net realized gain (loss)	(5,453,416)	(1,570,906)	681,547

Net change in unrealized appreciation/depreciation on:
Investments	518,278	(105,048,707)	3,640,444
Translation of assets and liabilities in foreign currencies	5,097	30,640	1,392

Net change in unrealized appreciation/depreciation	523,375	(105,018,067)	3,641,836

Net realized and unrealized gain (loss)	(4,930,041)	(106,588,973)	4,323,383

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,845,455)	$(101,125,683)	$4,517,721

[a]	Net of foreign withholding tax of $424,331, $1,337,882 and $76,045, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Spain Capped ETF	iShares MSCI Sweden ETF	iShares MSCI Switzerland Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$38,314,966	$—	$1,661,354
Interest — affiliated (Note 2)	37	6	6
Securities lending income — affiliated (Note 2)	—	5,804	155,882

Total investment income	38,315,003	5,810	1,817,242

EXPENSES
Investment advisory fees (Note 2)	4,359,998	862,937	2,616,499

Total expenses	4,359,998	862,937	2,616,499

Net investment income (loss)	33,955,005	(857,127)	(799,257)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(32,690,928)	(1,756,469)	(790,386)
In-kind redemptions — unaffiliated	31,168,658	7,349,077	77,908,120
Foreign currency transactions	(214,964)	(36,983)	(322,024)

Net realized gain (loss)	(1,737,234)	5,555,625	76,795,710

Net change in unrealized appreciation/depreciation on:
Investments	(295,589,058)	119,408	(94,789,739)
Translation of assets and liabilities in foreign currencies	(1,086)	1,661	(105,039)

Net change in unrealized appreciation/depreciation	(295,590,144)	121,069	(94,894,778)

Net realized and unrealized gain (loss)	(297,327,378)	5,676,694	(18,099,068)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(263,372,373)	$4,819,567	$(18,898,325)

[a]	Net of foreign withholding tax of $892,505, $ — and $17,827, respectively.

See notes to financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Capped ETF		iShares MSCI Belgium Capped ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(28,289)	$2,320,187	$557,682	$1,594,797
Net realized gain (loss)	(2,480,676)	(6,160,727)	7,196,783	3,217,627
Net change in unrealized appreciation/depreciation	(1,886,724)	7,652,437	(6,048,979)	8,276,454

Net increase (decrease) in net assets resulting from operations	(4,395,689)	3,811,897	1,705,486	13,088,878

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(275,789)	(2,505,599)	(616,358)	(2,704,438)

Total distributions to shareholders	(275,789)	(2,505,599)	(616,358)	(2,704,438)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,397,107	99,089,245	43,600,334	110,895,731
Cost of shares redeemed	(6,030,320)	(119,448,599)	(47,839,922)	(27,730,866)

Net increase (decrease) in net assets from capital share transactions	366,787	(20,359,354)	(4,239,588)	83,164,865

INCREASE (DECREASE) IN NET ASSETS	(4,304,691)	(19,053,056)	(3,150,460)	93,549,305

NET ASSETS
Beginning of period	63,170,171	82,223,227	164,765,056	71,215,751

End of period	$58,865,480	$63,170,171	$161,614,596	$164,765,056

Distributions in excess of net investment income included in net assets at end of period	$(304,106)	$(28)	$(684,723)	$(626,047)

SHARES ISSUED AND REDEEMED
Shares sold	400,000	5,000,000	2,560,000	6,520,000
Shares redeemed	(400,000)	(6,000,000)	(2,960,000)	(1,800,000)

Net increase (decrease) in shares outstanding	—	(1,000,000)	(400,000)	4,720,000

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Eastern Europe ETF		iShares MSCI France ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,424,271	$3,916,949	$2,084,586	$10,478,223
Net realized gain (loss)	(15,895,401)	(3,626,850)	(5,453,416)	47,950,371
Net change in unrealized appreciation/depreciation	(30,141,738)	(8,334,343)	523,375	9,095,863

Net increase (decrease) in net assets resulting from operations	(44,612,868)	(8,044,244)	(2,845,455)	67,524,457

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,265,346)	(1,868,858)	(2,711,818)	(10,305,702)

Total distributions to shareholders	(4,265,346)	(1,868,858)	(2,711,818)	(10,305,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	76,901,744	90,271,091	153,384,614	84,933,809
Cost of shares redeemed	(43,013,187)	(51,589,448)	(78,637,653)	(387,069,111)

Net increase (decrease) in net assets from capital share transactions	33,888,557	38,681,643	74,746,961	(302,135,302)

INCREASE (DECREASE) IN NET ASSETS	(14,989,657)	28,768,541	69,189,688	(244,916,547)

NET ASSETS
Beginning of period	150,565,987	121,797,446	281,922,820	526,839,367

End of period	$135,576,330	$150,565,987	$351,112,508	$281,922,820

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(257,696)	$2,583,379	$(351,390)	$275,842

SHARES ISSUED AND REDEEMED
Shares sold	3,850,000	3,600,000	6,000,000	3,000,000
Shares redeemed	(2,750,000)	(2,100,000)	(3,000,000)	(14,000,000)

Net increase (decrease) in shares outstanding	1,100,000	1,500,000	3,000,000	(11,000,000)

See notes to financial statements.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Capped ETF		iShares MSCI Netherlands ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,463,290	$30,016,510	$194,338	$4,710,761
Net realized gain (loss)	(1,570,906)	118,669,234	681,547	28,496,610
Net change in unrealized appreciation/depreciation	(105,018,067)	(43,114,144)	3,641,836	(1,266,653)

Net increase (decrease) in net assets resulting from operations	(101,125,683)	105,571,600	4,517,721	31,940,718

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(6,029,037)	(31,039,889)	(495,862)	(5,077,158)

Total distributions to shareholders	(6,029,037)	(31,039,889)	(495,862)	(5,077,158)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	49,183,757	1,348,720,763	11,219,181	53,331,509
Cost of shares redeemed	(584,177,621)	(583,513,961)	(49,305,121)	(168,493,467)

Net increase (decrease) in net assets from capital share transactions	(534,993,864)	765,206,802	(38,085,940)	(115,161,958)

INCREASE (DECREASE) IN NET ASSETS	(642,148,584)	839,738,513	(34,064,081)	(88,298,398)

NET ASSETS
Beginning of period	1,556,860,252	717,121,739	165,091,504	253,389,902

End of period	$914,711,668	$1,556,860,252	$131,027,423	$165,091,504

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(565,747)	$—	$100,053	$401,577

SHARES ISSUED AND REDEEMED
Shares sold	3,450,000	79,050,000	450,000	2,200,000
Shares redeemed	(39,450,000)	(36,750,000)	(2,050,000)	(6,750,000)

Net increase (decrease) in shares outstanding	(36,000,000)	42,300,000	(1,600,000)	(4,550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Spain Capped ETF		iShares MSCI Sweden ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$33,955,005	$67,503,910	$(857,127)	$14,699,921
Net realized gain (loss)	(1,737,234)	29,271,436	5,555,625	30,778,353
Net change in unrealized appreciation/depreciation	(295,590,144)	128,772,813	121,069	1,730,036

Net increase (decrease) in net assets resulting from operations	(263,372,373)	225,548,159	4,819,567	47,208,310

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(48,806,974)	(48,486,263)	(2,547,778)	(17,174,445)

Total distributions to shareholders	(48,806,974)	(48,486,263)	(2,547,778)	(17,174,445)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	81,232,222	2,068,530,441	47,666,335	101,532,730
Cost of shares redeemed	(784,744,217)	(190,332,570)	(76,730,956)	(161,316,482)

Net increase (decrease) in net assets from capital share transactions	(703,511,995)	1,878,197,871	(29,064,621)	(59,783,752)

INCREASE (DECREASE) IN NET ASSETS	(1,015,691,342)	2,055,259,767	(26,792,832)	(29,749,887)

NET ASSETS
Beginning of period	2,473,037,648	417,777,881	404,256,008	434,005,895

End of period	$1,457,346,306	$2,473,037,648	$377,463,176	$404,256,008

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$8,175,644	$23,027,613	$(5,359,741)	$(1,954,836)

SHARES ISSUED AND REDEEMED
Shares sold	2,325,000	51,825,000	1,425,000	2,850,000
Shares redeemed	(21,675,000)	(4,650,000)	(2,400,000)	(4,575,000)

Net increase (decrease) in shares outstanding	(19,350,000)	47,175,000	(975,000)	(1,725,000)

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Capped ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(799,257)	$25,455,124
Net realized gain	76,795,710	33,351,910
Net change in unrealized appreciation/depreciation	(94,894,778)	97,427,932

Net increase (decrease) in net assets resulting from operations	(18,898,325)	156,234,966

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(26,005,188)

Total distributions to shareholders	—	(26,005,188)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	303,281,778	135,490,352
Cost of shares redeemed	(276,165,123)	(96,423,300)

Net increase in net assets from capital share transactions	27,116,655	39,067,052

INCREASE IN NET ASSETS	8,218,330	169,296,830

NET ASSETS
Beginning of period	1,072,157,269	902,860,439

End of period	$1,080,375,599	$1,072,157,269

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(1,439,399)	$(640,142)

SHARES ISSUED AND REDEEMED
Shares sold	9,125,000	4,000,000
Shares redeemed	(8,750,000)	(2,875,000)

Net increase in shares outstanding	375,000	1,125,000

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$17.55	$17.87	$14.53	$18.76	$17.27	$20.21

Income from investment operations:
Net investment income (loss)[a]	(0.01)	0.52	0.32	0.35	0.42	0.43
Net realized and unrealized gain (loss)[b]	(1.12)	(0.18)	3.36	(4.09)	1.53	(2.62)

Total from investment operations	(1.13)	0.34	3.68	(3.74)	1.95	(2.19)

Less distributions from:
Net investment income	(0.07)	(0.66)	(0.34)	(0.49)	(0.46)	(0.75)

Total distributions	(0.07)	(0.66)	(0.34)	(0.49)	(0.46)	(0.75)

Net asset value, end of period	$16.35	$17.55	$17.87	$14.53	$18.76	$17.27

Total return	(6.39)%[c]	1.56%	25.49%	(19.81)%	10.92%	(11.07)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,865	$63,170	$82,223	$53,757	$136,974	$110,520
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.52%	0.52%	0.54%
Ratio of net investment income (loss) to average net assets[d]	(0.10)%	2.64%	1.82%	2.32%	1.95%	2.20%
Portfolio turnover rate[e]	9%	30%	26%	13%	12%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$17.02	$14.36	$11.97	$12.60	$11.78	$12.06

Income from investment operations:
Net investment income[a]	0.07	0.32	0.42	0.38	0.35	0.19
Net realized and unrealized gain (loss)[b]	0.40	2.95	2.36	(0.33)	0.80	(0.27)

Total from investment operations	0.47	3.27	2.78	0.05	1.15	(0.08)

Less distributions from:
Net investment income	(0.07)	(0.61)	(0.39)	(0.67)	(0.33)	(0.20)
Return of capital	—	—	—	(0.01)	—	—

Total distributions	(0.07)	(0.61)	(0.39)	(0.68)	(0.33)	(0.20)

Net asset value, end of period	$17.42	$17.02	$14.36	$11.97	$12.60	$11.78

Total return	2.82%[c]	23.05%	23.43%	1.11%	9.59%	(0.60)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$161,615	$164,765	$71,216	$25,386	$31,256	$58,896
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.52%	0.54%
Ratio of net investment income to average net assets[d]	0.82%	1.90%	3.01%	3.35%	2.56%	1.55%
Portfolio turnover rate[e]	3%	13%	24%	19%	12%	17%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Eastern Europe ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from Sep 30, 2009[a] to Aug. 31, 2010
Net asset value, beginning of period	$22.81	$23.88	$24.24	$29.28	$25.66	$24.65

Income from investment operations:
Net investment income[b]	0.17	0.67	0.73	1.01	0.67	0.26
Net realized and unrealized gain (loss)[c]	(4.94)	(1.41)	(0.77)	(4.92)	3.45	0.89

Total from investment operations	(4.77)	(0.74)	(0.04)	(3.91)	4.12	1.15

Less distributions from:
Net investment income	(0.43)	(0.33)	(0.32)	(1.13)	(0.50)	(0.13)
Net realized gain	—	—	—	—	—	(0.01)

Total distributions	(0.43)	(0.33)	(0.32)	(1.13)	(0.50)	(0.14)

Net asset value, end of period	$17.61	$22.81	$23.88	$24.24	$29.28	$25.66

Total return	(20.66)%[d]	(3.21)%	(0.20)%	(13.14)%	15.86%	4.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$135,576	$150,566	$121,797	$20,602	$32,212	$12,832
Ratio of expenses to average net assets[e]	0.68%	0.67%	0.67%	0.69%	0.68%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	n/a	n/a	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	1.79%	2.75%	2.96%	3.97%	2.06%	1.05%
Portfolio turnover rate[f]	6%	8%	9%	8%	24%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$27.64	$24.85	$20.70	$22.60	$21.03	$24.28

Income from investment operations:
Net investment income[a]	0.19	0.66	0.69	0.59	0.86	0.65
Net realized and unrealized gain (loss)[b]	(1.01)	2.86	4.14	(1.80)	1.38	(3.30)

Total from investment operations	(0.82)	3.52	4.83	(1.21)	2.24	(2.65)

Less distributions from:
Net investment income	(0.22)	(0.73)	(0.68)	(0.69)	(0.67)	(0.60)
Return of capital	—	—	—	(0.00)[c]	—	—

Total distributions	(0.22)	(0.73)	(0.68)	(0.69)	(0.67)	(0.60)

Net asset value, end of period	$26.60	$27.64	$24.85	$20.70	$22.60	$21.03

Total return	(2.90)%[d]	14.07%	23.56%	(5.05)%	10.24%	(10.98)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$351,113	$281,923	$526,839	$401,626	$357,137	$239,706
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[e]	1.47%	2.36%	2.94%	2.91%	3.38%	2.71%
Portfolio turnover rate[f]	2%	6%	5%	6%	6%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$16.02	$13.06	$11.78	$13.58	$15.00	$19.05

Income from investment operations:
Net investment income[a]	0.08	0.41	0.36	0.41	0.54	0.39
Net realized and unrealized gain (loss)[b]	(1.05)	2.89	1.23	(1.79)	(1.47)	(3.99)

Total from investment operations	(0.97)	3.30	1.59	(1.38)	(0.93)	(3.60)

Less distributions from:
Net investment income	(0.10)	(0.34)	(0.30)	(0.42)	(0.49)	(0.44)
Return of capital	—	—	(0.01)	(0.00)[c]	—	(0.01)

Total distributions	(0.10)	(0.34)	(0.31)	(0.42)	(0.49)	(0.45)

Net asset value, end of period	$14.95	$16.02	$13.06	$11.78	$13.58	$15.00

Total return	(6.03)%[d]	25.20%	13.58%	(9.98)%	(6.80)%	(19.11)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$914,712	$1,556,860	$717,122	$196,212	$144,612	$76,500
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.50%	0.53%	0.51%	0.54%
Ratio of net investment income to average net assets[e]	1.05%	2.49%	2.78%	3.41%	3.15%	2.17%
Portfolio turnover rate[f]	7%	24%	45%	14%	16%	12%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$24.64	$22.52	$18.23	$18.45	$17.89	$18.52

Income from investment operations:
Net investment income[a]	0.03	0.45	0.44	0.39	0.48	0.45
Net realized and unrealized gain (loss)[b]	1.10	2.22	4.19	(0.08)	0.55	(0.70)

Total from investment operations	1.13	2.67	4.63	0.31	1.03	(0.25)

Less distributions from:
Net investment income	(0.08)	(0.55)	(0.34)	(0.53)	(0.47)	(0.38)

Total distributions	(0.08)	(0.55)	(0.34)	(0.53)	(0.47)	(0.38)

Net asset value, end of period	$25.69	$24.64	$22.52	$18.23	$18.45	$17.89

Total return	4.62%[c]	11.80%	25.57%	1.96%	5.44%	(1.44)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$131,027	$165,092	$253,390	$78,397	$121,740	$147,611
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[d]	0.27%	1.78%	2.09%	2.21%	2.26%	2.31%
Portfolio turnover rate[e]	5%	7%	11%	10%	6%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$40.61	$30.44	$26.28	$35.89	$37.02	$47.65

Income from investment operations:
Net investment income[a]	0.69	1.80	1.33	2.12	2.14	1.64
Net realized and unrealized gain (loss)[b]	(5.18)	9.53	4.07	(8.93)	(1.36)	(10.01)

Total from investment operations	(4.49)	11.33	5.40	(6.81)	0.78	(8.37)

Less distributions from:
Net investment income	(1.05)	(1.16)	(1.24)	(2.80)	(1.91)	(2.26)

Total distributions	(1.05)	(1.16)	(1.24)	(2.80)	(1.91)	(2.26)

Net asset value, end of period	$35.07	$40.61	$30.44	$26.28	$35.89	$37.02

Total return	(11.04)%[c]	37.39%	20.88%	(19.36)%	1.78%	(17.91)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,457,346	$2,473,038	$417,778	$195,093	$180,360	$194,362
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.52%	0.54%
Ratio of net investment income to average net assets[d]	3.76%	4.48%	4.45%	7.60%	5.31%	3.72%
Portfolio turnover rate[e]	6%	15%	24%	17%	14%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$34.11	$31.97	$27.32	$26.82	$24.46	$22.86

Income from investment operations:
Net investment income (loss)[a]	(0.08)	1.04	0.97	0.83	1.18	0.48
Net realized and unrealized gain[b]	0.91	2.33	4.70	0.58	2.22	1.73

Total from investment operations	0.83	3.37	5.67	1.41	3.40	2.21

Less distributions from:
Net investment income	(0.23)	(1.23)	(1.02)	(0.86)	(1.04)	(0.61)
Return of capital	—	—	—	(0.05)	—	—

Total distributions	(0.23)	(1.23)	(1.02)	(0.91)	(1.04)	(0.61)

Net asset value, end of period	$34.71	$34.11	$31.97	$27.32	$26.82	$24.46

Total return	2.51%[c]	10.49%	21.02%	5.57%	13.40%	9.70%

Ratios/Supplemental data:
Net assets, end of period (000s)	$377,463	$404,256	$434,006	$370,832	$329,887	$249,491
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.51%	0.53%
Ratio of net investment income (loss) to average net assets[d]	(0.48)%	2.97%	3.13%	3.17%	3.80%	1.97%
Portfolio turnover rate[e]	1%	7%	7%	7%	9%	10%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$33.64	$29.36	$23.85	$24.67	$21.64	$20.71

Income from investment operations:
Net investment income (loss)[a]	(0.02)	0.80	0.67	0.63	0.59	0.39
Net realized and unrealized gain (loss)[b]	(0.12)	4.27	5.44	(0.80)	2.97	0.90

Total from investment operations	(0.14)	5.07	6.11	(0.17)	3.56	1.29

Less distributions from:
Net investment income	—	(0.79)	(0.60)	(0.65)	(0.53)	(0.36)

Total distributions	—	(0.79)	(0.60)	(0.65)	(0.53)	(0.36)

Net asset value, end of period	$33.50	$33.64	$29.36	$23.85	$24.67	$21.64

Total return	(0.42)%[c]	17.21%	25.71%	(0.53)%	16.30%	6.35%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,080,376	$1,072,157	$902,860	$554,570	$524,159	$405,755
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income (loss) to average net assets[d]	(0.15)%	2.41%	2.38%	2.73%	2.35%	1.80%
Portfolio turnover rate[e]	2%	5%	13%	8%	7%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Austria Capped	Non-diversified
MSCI Belgium Capped	Non-diversified
MSCI Emerging Markets Eastern Europe	Non-diversified
MSCI France	Non-diversified
MSCI Italy Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Netherlands	Non-diversified
MSCI Spain Capped	Non-diversified
MSCI Sweden	Non-diversified
MSCI Switzerland Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Austria Capped
Assets:
Common Stocks	$58,021,955	$—	$21	$58,021,976
Money Market Funds	1,345,245	—	—	1,345,245

	$59,367,200	$—	$21	$59,367,221

MSCI Belgium Capped
Assets:
Common Stocks	$161,437,619	$—	$—	$161,437,619
Money Market Funds	1,209,452	—	—	1,209,452

	$162,647,071	$—	$—	$162,647,071

MSCI Emerging Markets Eastern Europe
Assets:
Common Stocks	$130,553,019	$—	$—	$130,553,019
Preferred Stocks	4,933,011	—	—	4,933,011
Money Market Funds	403,064	—	—	403,064

	$135,889,094	$—	$—	$135,889,094

MSCI France
Assets:
Common Stocks	$351,006,160	$—	$—	$351,006,160
Money Market Funds	2,090,040	—	—	2,090,040

	$353,096,200	$—	$—	$353,096,200

MSCI Italy Capped
Assets:
Common Stocks	$914,813,663	$—	$—	$914,813,663
Money Market Funds	14,612,008	—	—	14,612,008

	$929,425,671	$—	$—	$929,425,671

MSCI Netherlands
Assets:
Common Stocks	$130,771,517	$—	$1	$130,771,518
Money Market Funds	3,754,913	—	—	3,754,913

	$134,526,430	$—	$1	$134,526,431

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Spain Capped
Assets:
Common Stocks	$1,457,379,397	$—	$—	$1,457,379,397
Money Market Funds	910,677	—	—	910,677

	$1,458,290,074	$—	$—	$1,458,290,074

MSCI Sweden
Assets:
Common Stocks	$377,439,902	$—	$—	$377,439,902
Money Market Funds	2,904,722	—	—	2,904,722

	$380,344,624	$—	$—	$380,344,624

MSCI Switzerland Capped
Assets:
Common Stocks	$1,076,333,374	$—	$—	$1,076,333,374
Money Market Funds	8,330,969	—	—	8,330,969

	$1,084,664,343	$—	$—	$1,084,664,343

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Austria Capped	$1,270,137	$1,270,137	$—
MSCI Belgium Capped	1,087,874	1,087,874	—
MSCI Emerging Markets Eastern Europe	266,099	266,099	—
MSCI France	1,874,028	1,874,028	—
MSCI Italy Capped	13,163,014	13,163,014	—
MSCI Netherlands	3,501,235	3,501,235	—
MSCI Sweden	2,762,288	2,762,288	—
MSCI Switzerland Capped	7,162,459	7,162,459	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, except for the iShares MSCI Emerging Markets Eastern Europe ETF, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Austria Capped	$7,199
MSCI Belgium Capped	9,163
MSCI Emerging Markets Eastern Europe	2,844
MSCI France	4,739

iShares ETF	Fees Paid to BTC
MSCI Italy Capped	$36,613
MSCI Netherlands	10,758
MSCI Sweden	2,447
MSCI Switzerland Capped	44,562

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI Austria Capped	$5,121,549	$5,380,469
MSCI Belgium Capped	4,266,201	5,225,704
MSCI Emerging Markets Eastern Europe	13,995,631	9,405,699
MSCI France	9,152,642	6,916,045
MSCI Italy Capped	74,682,767	79,327,806
MSCI Netherlands	7,408,286	6,865,376
MSCI Spain Capped	116,158,128	200,871,675
MSCI Sweden	4,379,578	7,552,834
MSCI Switzerland Capped	29,222,586	24,756,638

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Austria Capped	$6,256,093	$5,936,700
MSCI Belgium Capped	43,540,743	47,688,628
MSCI Emerging Markets Eastern Europe	68,260,291	41,729,224
MSCI France	149,633,402	77,848,698
MSCI Italy Capped	47,527,058	577,433,205
MSCI Netherlands	11,131,895	49,162,980
MSCI Spain Capped	76,974,435	741,792,540
MSCI Sweden	47,663,095	76,703,210
MSCI Switzerland Capped	298,205,172	271,921,685

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except for the iShares MSCI Emerging Markets Eastern Europe ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI Emerging Markets Eastern Europe ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Austria Capped	$24,634,925	$9,795,917	$2,587,916	$7,102,366	$16,657,011	$13,826,937	$74,605,072
MSCI Belgium Capped	11,294,523	—	1,698,444	5,953,120	10,826,174	19,023,517	48,795,778
MSCI Emerging Markets Eastern Europe	2,161,562	—	—	—	—	204,914	2,366,476
MSCI France	14,539,484	158,472	335,795	3,408,374	7,008,530	2,858,814	28,309,469
MSCI Italy Capped	33,168,667	—	472,268	2,743,650	18,169,627	9,459,662	64,013,874
MSCI Netherlands	6,930,449	260,715	1,195,162	5,819,153	22,256,170	2,329,005	38,790,654
MSCI Spain Capped	21,049,529	—	—	5,946,927	15,120,672	8,619,903	50,737,031
MSCI Sweden	11,686,467	—	100,015	13,686,746	8,483,510	5,244,977	39,201,715
MSCI Switzerland Capped	10,955,695	—	—	2,837,786	22,569,380	6,955,758	43,318,619

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Austria Capped	$87,496,908	$1,250,505	$(29,380,192)	$(28,129,687)
MSCI Belgium Capped	167,738,884	10,268,328	(15,360,141)	(5,091,813)
MSCI Emerging Markets Eastern Europe	191,600,794	502,390	(56,214,090)	(55,711,700)
MSCI France	401,100,964	9,589,650	(57,594,414)	(48,004,764)
MSCI Italy Capped	1,094,984,245	28,318,298	(193,876,872)	(165,558,574)
MSCI Netherlands	143,623,752	7,792,865	(16,890,186)	(9,097,321)
MSCI Spain Capped	1,711,599,026	26,919,597	(280,228,549)	(253,308,952)
MSCI Sweden	381,467,338	37,287,028	(38,409,742)	(1,122,714)
MSCI Switzerland Capped	991,828,937	151,539,488	(58,704,082)	92,835,406

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Austria Capped	$—	$—	$0.072576	$0.072576	—%	—%	100%	100%
MSCI Emerging Markets Eastern Europe	0.348737	—	0.084293	0.433030	81	—	19	100
MSCI France	0.096802	—	0.121893	0.218695	44	—	56	100
MSCI Spain Capped	0.970904	—	0.080404	1.051308	92	—	8	100
MSCI Sweden	0.183709	—	0.047382	0.231091	79	—	21	100

SUPPLEMENTAL INFORMATION	65

Notes:

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-82-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI EMU ETF | EZU | NYSE Arca
➢	iShares MSCI Germany ETF | EWG | NYSE Arca
➢	iShares MSCI Japan ETF | EWJ | NYSE Arca

Fund Performance Overview

iSHARES® MSCI EMU ETF

Performance as of February 28, 2015

The iShares MSCI EMU ETF (the “Fund”) seeks to track the investment results of an index composed of equities from countries within the European Monetary Union, as represented by the MSCI EMU Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -1.50%, net of fees, while the total return for the Index was -1.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.83)%	(4.82)%	(4.74)%	(4.83)%	(4.82)%	(4.74)%
5 Years	6.17%	6.16%	6.25%	34.87%	34.84%	35.41%
10 Years	3.57%	3.54%	3.69%	41.97%	41.57%	43.72%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$985.00	$2.36	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	23.08%
Consumer Discretionary	15.06
Industrials	12.79
Consumer Staples	10.73
Health Care	8.48
Materials	8.21
Utilities	5.77
Information Technology	5.43
Energy	5.33
Telecommunication Services	5.12

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

France	32.03%
Germany	30.49
Spain	11.39
Netherlands	9.27
Italy	7.29
Belgium	4.37
Finland	2.89
Ireland	1.12
Austria	0.66
Portugal	0.49

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GERMANY ETF

Performance as of February 28, 2015

The iShares MSCI Germany ETF (the “Fund”) seeks to track the investment results of an index composed of German equities, as represented by the MSCI Germany Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 2.83%, net of fees, while the total return for the Index was 3.02%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(4.73)%	(4.48)%	(4.60)%	(4.73)%	(4.48)%	(4.60)%
5 Years	10.49%	10.50%	10.61%	64.69%	64.76%	65.57%
10 Years	7.17%	7.16%	7.31%	99.86%	99.61%	102.41%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,028.30	$2.41	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Discretionary	22.15%
Financials	17.35
Health Care	14.81
Materials	13.81
Industrials	12.43
Information Technology	6.77
Telecommunication Services	5.08
Consumer Staples	3.86
Utilities	3.74

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Bayer AG Registered	9.92%
Daimler AG Registered	7.57
Siemens AG Registered	7.19
BASF SE	7.15
Allianz SE Registered	6.21
SAP SE	5.26
Deutsche Telekom AG Registered	4.81
Deutsche Bank AG Registered	3.68
Bayerische Motoren Werke AG	3.40
Volkswagen AG (Preferred)	3.34

TOTAL	58.53%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN ETF

Performance as of February 28, 2015

The iShares MSCI Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities, as represented by the MSCI Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 4.85%, net of fees, while the total return for the Index was 5.16%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.41%	7.82%	8.94%	8.41%	7.82%	8.94%
5 Years	6.03%	6.08%	6.58%	34.01%	34.31%	37.55%
10 Years	2.63%	2.65%	3.17%	29.69%	29.84%	36.57%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,048.50	$2.44	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Discretionary	22.57%
Industrials	19.57
Financials	19.00
Information Technology	11.01
Health Care	6.71
Consumer Staples	6.43
Materials	6.18
Telecommunication Services	5.25
Utilities	2.31
Energy	0.97

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Toyota Motor Corp.	6.50%
Mitsubishi UFJ Financial Group Inc.	2.89
SoftBank Corp.	2.06
Honda Motor Co. Ltd.	1.88
Sumitomo Mitsui Financial Group Inc.	1.78
Mizuho Financial Group Inc.	1.45
KDDI Corp.	1.41
Takeda Pharmaceutical Co. Ltd.	1.39
FANUC Corp.	1.30
Canon Inc.	1.28

TOTAL	21.94%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 97.73%

AUSTRIA — 0.66%
ANDRITZ AG	157,938	$9,132,139
Erste Group Bank AG	609,142	16,001,572
IMMOEAST AG Escrow[a]	105,078	1
IMMOFINANZ AGa	2,100,446	6,424,715
IMMOFINANZ AG Escrow[a]	68,575	1
OMV AG	320,370	9,251,283
Raiffeisen Bank International AGb	258,065	3,907,690
Vienna Insurance Group AG Wiener Versicherung Gruppe	82,842	3,672,187
Voestalpine AG	243,666	9,546,644

		57,936,232
BELGIUM — 4.36%
Ageas	478,323	17,272,966
Anheuser-Busch InBev NV	1,748,476	222,985,878
Belgacom SA	331,643	12,504,351
Colruyt SA	153,419	7,198,205
Delhaize Group SA	223,351	20,086,819
Groupe Bruxelles Lambert SA	175,968	15,436,655
KBC Groep NVa	543,732	33,067,520
Solvay SA	128,592	19,154,431
Telenet Group Holding NVa	115,067	6,614,574
UCB SA	275,239	21,101,130
Umicore SA	207,654	9,084,851

		384,507,380
FINLAND — 2.89%
Elisa OYJ	311,350	8,489,675
Fortum OYJ	965,615	22,051,543
Kone OYJ Class B	681,341	31,470,822
Metso OYJ	245,915	7,930,126
Neste Oil OYJ	279,755	7,308,101
Nokia OYJ	8,142,280	65,619,063
Nokian Renkaat OYJ	245,915	7,295,716
Orion OYJ Class B	218,832	7,140,223
Sampo OYJ Class A	972,372	49,188,797
Stora Enso OYJ Class R	1,202,503	11,572,593
UPM-Kymmene OYJ	1,161,862	21,854,699
Wartsila OYJ Abp	322,619	14,659,171

		254,580,529
FRANCE — 31.97%
Accor SA	376,752	19,787,484
Aeroports de Paris	65,424	7,991,388
Air Liquide SA	749,017	99,219,901

Security	Shares	Value
Airbus Group NV	1,279,199	$79,388,208
Alcatel-Lucent[a]	6,125,296	24,025,915
Alstom SAa	471,522	15,628,477
ArcelorMittal	2,174,856	23,833,196
Arkema SA	143,091	10,740,524
AtoS	175,680	12,546,263
AXA SA	3,950,419	100,539,073
BNP Paribas SA	2,301,221	134,452,817
Bollore SA	1,191,972	6,556,525
Bouygues SA	365,754	14,535,081
Bureau Veritas SA	482,802	11,404,721
Cap Gemini SA	311,357	25,239,103
Carrefour SA	1,358,177	45,039,284
Casino Guichard Perrachon SA	124,091	11,705,595
Christian Dior SA	119,579	23,250,697
Cie. de Saint-Gobain	976,532	44,070,472
Cie. Generale des Etablissements Michelin Class B	403,838	38,945,909
CNP Assurances	374,518	6,223,455
Credit Agricole SA	2,241,980	31,609,981
Danone SA	1,258,902	88,012,887
Dassault Systemes	279,456	19,600,136
Edenred	448,951	12,276,932
Electricite de France SA	527,933	14,626,250
Essilor International SA	444,450	52,070,119
Eurazeo SA	83,472	6,169,039
Eutelsat Communications SA	336,155	11,513,165
Fonciere Des Regions	60,912	6,312,946
GDF Suez	3,147,268	70,161,373
Gecina SA	60,919	8,025,332
Groupe Eurotunnel SE Registered	1,018,803	13,964,283
Hermes International	57,948	18,741,987
ICADE	81,227	7,296,859
Iliad SA	55,801	14,523,817
Imerys SA	74,448	5,597,311
JCDecaux SA	146,640	5,445,067
Kering	164,699	33,621,692
Klepierre	377,514	18,500,025
L’Oreal SA	545,981	99,361,801
Lafarge SA	406,098	30,217,848
Lagardere SCA	257,202	7,411,322
Legrand SA	575,320	31,878,189

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SA	606,893	$111,570,223
Natixis SA	2,037,210	14,784,182
Numericable-SFR SAS[a]	212,083	13,178,708
Orange SA	4,031,656	73,710,319
Pernod Ricard SA	462,498	54,962,697
Peugeot SAa	850,548	14,276,862
Publicis Groupe SA	408,026	33,349,846
Remy Cointreau SA	54,144	3,985,749
Renault SA	417,378	40,190,839
Rexel SA	604,275	11,834,123
Safran SA	588,852	41,544,546
Sanofi	2,594,451	255,212,701
Schneider Electric SE	1,141,269	92,141,883
SCOR SE	333,917	11,033,886
SES SA	661,048	22,837,099
Societe BIC SA	63,168	9,472,961
Societe Generale SA	1,576,211	73,043,122
Sodexo SA	205,307	20,739,244
STMicroelectronics NV	1,389,768	12,439,486
Suez Environnement Co.	647,055	11,572,387
Technip SA	223,355	14,585,627
Thales SA	203,051	11,708,734
Total SA	4,652,129	251,693,065
Unibail-Rodamco SE	212,064	61,273,124
Valeo SA	164,688	24,845,141
Vallourec SA	236,891	5,633,025
Veolia Environnement SA	915,972	17,876,754
Vinci SA	1,026,303	61,034,099
Vivendi SA	2,639,592	64,587,614
Wendel SA	67,687	8,264,012
Zodiac Aerospace	403,853	14,567,887

		2,820,012,394
GERMANY — 28.35%
adidas AG	455,730	35,490,491
Allianz SE Registered	992,687	166,571,672
Axel Springer SE	85,728	5,543,438
BASF SE	1,996,654	191,817,134
Bayer AG Registered	1,798,119	266,326,299
Bayerische Motoren Werke AG	719,700	91,219,390
Beiersdorf AG	218,839	19,055,113
Brenntag AG	336,162	19,701,175
Celesio AG	110,550	3,421,735
Commerzbank AGa	2,104,960	28,462,188
Continental AG	239,143	57,214,453

Security	Shares	Value
Daimler AG Registered	2,091,413	$202,937,980
Deutsche Annington Immobilien SE	750,536	29,022,380
Deutsche Bank AG Registered	2,997,774	98,772,031
Deutsche Boerse AG	419,634	34,312,741
Deutsche Lufthansa AG Registered	505,366	7,425,651
Deutsche Post AG Registered	2,104,942	71,845,456
Deutsche Telekom AG Registered	6,900,503	129,024,911
Deutsche Wohnen AG Bearer	627,190	17,330,413
E.ON SE	4,349,781	70,476,148
Fraport AG Frankfurt Airport Services Worldwide	81,216	4,915,535
Fresenius Medical Care AG & Co. KGaA	473,771	38,882,909
Fresenius SE & Co. KGaA	823,476	47,272,486
GEA Group AG	399,323	19,797,202
Hannover Rueck SE	130,855	12,644,534
HeidelbergCement AG	306,834	24,480,118
Henkel AG & Co. KGaA	254,939	26,882,370
HUGO BOSS AG	121,346	15,652,385
Infineon Technologies AG	2,454,640	28,482,330
K+S AG Registered	374,514	12,108,618
Kabel Deutschland Holding AGa	47,383	6,590,243
Lanxess AG	200,795	10,368,078
Linde AG	403,824	82,346,136
MAN SE	76,704	8,242,154
Merck KGaA	282,000	29,163,339
METRO AG	351,954	11,809,517
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	376,763	78,391,573
Osram Licht AG	194,027	8,918,490
ProSiebenSat.1 Media AG Registered	476,045	23,437,985
QIAGEN NVa	507,640	12,797,135
RTL Group SA	83,479	8,286,626
RWE AG	1,064,879	29,842,612
SAP SE	2,003,411	141,209,348
Siemens AG Registered	1,723,660	192,986,259
Symrise AG	269,112	17,157,118
Telefonica Deutschland Holding AG	1,301,193	7,174,817

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
ThyssenKrupp AG	985,912	$26,308,120
United Internet AG Registered[c]	268,475	12,067,981
Volkswagen AG	64,911	16,115,918

		2,500,302,735
IRELAND — 1.12%
Bank of Ireland[a]	59,892,650	22,840,713
CRH PLC	1,770,974	50,286,028
Irish Bank Resolution Corp. Ltd.[a]	446,666	5
Kerry Group PLC Class A	345,179	25,166,043
Ryanair Holdings PLC	43,520	494,244
Ryanair Holdings PLC ADR	416	26,354

		98,813,387
ITALY — 7.27%
Assicurazioni Generali SpA	2,538,119	52,382,596
Atlantia SpA	899,872	23,759,889
Banca Monte dei Paschi di Siena SpA[a]	8,473,752	5,854,822
Banco Popolare SCa	789,013	12,195,247
CNH Industrial NV	2,062,060	17,115,525
Enel Green Power SpA	3,817,361	8,186,690
Enel SpA	14,310,466	66,099,372
Eni SpA	5,529,709	103,455,966
EXOR SpA	214,331	9,565,687
Finmeccanica SpA[a]	882,150	10,705,992
Intesa Sanpaolo SpA	27,517,381	92,100,743
Intesa Sanpaolo SpA RSP	2,041,790	6,183,467
Luxottica Group SpA	367,728	22,747,278
Mediobanca SpA	1,315,303	12,149,171
Pirelli & C. SpA	521,158	8,002,581
Prysmian SpA	446,699	8,958,591
Saipem SpA[a]	581,355	5,989,324
Snam SpA	4,552,398	23,090,216
Telecom Italia SpA[a]	21,992,281	26,295,698
Telecom Italia SpA RSP	13,159,743	12,922,924
Tenaris SA	1,026,516	14,726,295
Terna Rete Elettrica Nazionale SpA	3,282,636	14,838,329
UniCredit SpA	9,561,566	63,758,502
Unione di Banche Italiane SpA	1,866,896	14,678,962
UnipolSai SpA	1,992,048	5,885,357

		641,649,224
NETHERLANDS — 9.26%
Aegon NV	3,941,385	30,592,303
Akzo Nobel NV	532,121	39,631,061
Altice SAa	189,515	18,939,936

Security	Shares	Value
ASML Holding NV	760,357	$82,394,239
Boskalis Westminster NV	187,270	8,722,381
Delta Lloyd NV	435,485	7,922,847
Fiat Chrysler Automobiles NVa	1,949,170	30,148,881
Gemalto NVb	173,712	14,133,984
Heineken Holding NV	218,839	15,260,291
Heineken NV	500,850	39,234,591
ING Groep NV CVA[a]	8,385,913	125,617,881
Koninklijke Ahold NV	1,945,162	36,577,713
Koninklijke DSM NV	374,514	20,961,667
Koninklijke KPN NV	6,971,391	23,864,986
Koninklijke Philips NV	2,033,040	61,045,199
Koninklijke Vopak NV	153,408	8,087,291
NN Group NVa	341,091	9,778,862
OCI NVa	185,003	7,874,949
Randstad Holding NV	272,994	16,121,621
Reed Elsevier NV	1,522,854	37,920,012
TNT Express NV	961,144	5,887,323
Unilever NV CVA	3,539,830	154,450,467
Wolters Kluwer NV	656,532	21,344,522

		816,513,007
PORTUGAL — 0.49%
Banco Comercial Portugues SA Registered[a,b]	77,271,126	7,211,038
EDP — Energias de Portugal SA	5,042,399	19,942,368
Galp Energia SGPS SA	841,524	9,915,618
Jeronimo Martins SGPS SAb	548,230	6,496,651

		43,565,675
SPAIN — 11.36%
Abertis Infraestructuras SA	877,631	17,177,684
ACS Actividades de Construccion y Servicios SA	381,828	14,227,370
Aena SAa,d	128,193	11,943,001
Amadeus IT Holding SA Class A	971,475	40,153,771
Banco Bilbao Vizcaya Argentaria SA	13,535,649	136,336,656
Banco de Sabadell SA	7,438,337	20,482,576
Banco Popular Espanol SA	3,906,037	18,024,277
Banco Santander SA	30,594,484	224,188,334
Bankia SAa	10,030,519	14,603,445
Bankinter SA	1,471,567	11,535,922
CaixaBank SA	4,979,413	23,178,401
Distribuidora Internacional de Alimentacion SA	1,349,160	10,294,877
Enagas SA	391,608	12,044,152

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMU ETF

February 28, 2015

Security	Shares	Value
Endesa SA	685,945	$13,902,876
Ferrovial SA	894,280	18,998,124
Gas Natural SDG SA	762,557	18,470,674
Grifols SA	324,882	13,211,459
Iberdrola SA	11,212,990	76,808,021
Inditex SA	2,371,168	74,695,420
International Consolidated Airlines Group SAa	1,779,791	15,964,426
Mapfre SA	2,023,709	7,125,192
Red Electrica Corp. SA	208,608	17,815,624
Repsol SA	2,268,362	43,952,910
Telefonica SA	9,156,062	142,700,171
Zardoya Otis SA	383,542	4,650,459

		1,002,485,822

TOTAL COMMON STOCKS
(Cost: $8,809,593,459)		8,620,366,385

PREFERRED STOCKS — 2.09%

GERMANY — 2.09%
Bayerische Motoren Werke AG	117,330	11,370,512
FUCHS PETROLUB SE	151,174	6,322,204
Henkel AG & Co. KGaA	388,050	46,071,862
Porsche Automobil Holding SE	333,899	30,991,339
Volkswagen AG	354,203	89,589,271

		184,345,188

TOTAL PREFERRED STOCKS
(Cost: $181,072,273)		184,345,188

SHORT-TERM INVESTMENTS — 0.39%

MONEY MARKET FUNDS — 0.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	25,526,705	25,526,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	1,489,800	1,489,800
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	7,395,090	7,395,090

		34,411,595

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,411,595)		34,411,595

Value
TOTAL INVESTMENTS IN SECURITIES — 100.21%
(Cost: $9,025,077,327)	$8,839,123,168
Other Assets, Less Liabilities — (0.21)%	(18,878,294)

NET ASSETS — 100.00%	$8,820,244,874

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GERMANY ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 92.68%

AIR FREIGHT & LOGISTICS — 2.66%
Deutsche Post AG Registered	4,643,169	$158,479,708

		158,479,708
AIRLINES — 0.27%
Deutsche Lufthansa AG Registered	1,110,223	16,313,184

		16,313,184
AUTO COMPONENTS — 2.12%
Continental AG	527,479	126,198,225

		126,198,225
AUTOMOBILES — 11.50%
Bayerische Motoren Werke AG	1,588,410	201,325,263
Daimler AG Registered	4,619,192	448,218,259
Volkswagen AG	141,861	35,220,844

		684,764,366
BANKS — 1.06%
Commerzbank AGa	4,643,169	62,782,546

		62,782,546
CAPITAL MARKETS — 3.66%
Deutsche Bank AG Registered	6,617,148	218,024,823

		218,024,823
CHEMICALS — 11.63%
BASF SE	4,406,744	423,352,772
K+S AG Registered	826,506	26,722,221
Lanxess AG	438,902	22,662,767
Linde AG	891,112	181,711,908
Symrise AG	591,728	37,725,361

		692,175,029
CONSTRUCTION MATERIALS — 0.91%
HeidelbergCement AG	675,994	53,932,788

		53,932,788
DIVERSIFIED FINANCIAL SERVICES — 1.27%
Deutsche Boerse AG	925,743	75,696,393

		75,696,393
DIVERSIFIED TELECOMMUNICATION SERVICES — 5.05%
Deutsche Telekom AG Registered	15,232,195	284,810,049
Telefonica Deutschland Holding AG	2,852,687	15,729,801

		300,539,850

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.33%
Osram Licht AG	426,915	$19,623,234

		19,623,234
FOOD & STAPLES RETAILING — 0.44%
METRO AG	777,223	26,079,056

		26,079,056
HEALTH CARE PROVIDERS & SERVICES — 3.32%
Celesio AG	243,090	7,524,103
Fresenius Medical Care AG & Co. KGaA	1,043,623	85,651,291
Fresenius SE & Co. KGaA	1,818,182	104,374,607

		197,550,001
HOUSEHOLD PRODUCTS — 0.99%
Henkel AG & Co. KGaA	560,778	59,131,955

		59,131,955
INDUSTRIAL CONGLOMERATES — 7.16%
Siemens AG Registered	3,804,026	425,910,415

		425,910,415
INSURANCE — 9.55%
Allianz SE Registered	2,193,007	367,983,910
Hannover Rueck SE	289,044	27,930,355
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	829,836	172,660,663

		568,574,928
INTERNET SOFTWARE & SERVICES — 0.45%
United Internet AG Registered[b]	590,082	26,524,250

		26,524,250
LIFE SCIENCES TOOLS & SERVICES — 0.47%
QIAGEN NVa	1,115,551	28,122,009

		28,122,009
MACHINERY — 1.04%
GEA Group AG	877,788	43,518,020
MAN SE	169,167	18,177,677

		61,695,697
MEDIA — 1.63%
Axel Springer SE	189,812	12,273,832
Kabel Deutschland Holding AGa	105,897	14,728,637
ProSiebenSat.1 Media AG Registered	1,049,616	51,677,645
RTL Group SA	185,816	18,445,210

		97,125,324
METALS & MINING — 0.97%
ThyssenKrupp AG	2,172,360	57,967,352

		57,967,352

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GERMANY ETF

February 28, 2015

Security	Shares	Value
MULTI-UTILITIES — 3.72%
E.ON SE	9,600,100	$155,543,018
RWE AG	2,348,181	65,806,401

		221,349,419
PERSONAL PRODUCTS — 0.71%
Beiersdorf AG	483,524	42,102,205

		42,102,205
PHARMACEUTICALS — 10.95%
Bayer AG Registered	3,967,192	587,596,017
Merck KGaA	620,051	64,123,254

		651,719,271
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.72%
Deutsche Annington Immobilien SE	1,654,035	63,959,666
Deutsche Wohnen AG Bearer	1,392,608	38,480,320

		102,439,986
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.05%
Infineon Technologies AG	5,410,385	62,779,215

		62,779,215
SOFTWARE — 5.24%
SAP SE	4,420,729	311,592,709

		311,592,709
TEXTILES, APPAREL & LUXURY GOODS — 1.90%
adidas AG	1,003,663	78,161,395
HUGO BOSS AG	270,470	34,887,846

		113,049,241
TRADING COMPANIES & DISTRIBUTORS — 0.73%
Brenntag AG	741,261	43,442,486

		43,442,486
TRANSPORTATION INFRASTRUCTURE — 0.18%
Fraport AG Frankfurt Airport Services Worldwide	177,158	10,722,349

		10,722,349

TOTAL COMMON STOCKS
(Cost: $5,403,430,539)		5,516,408,014

Security	Shares	Value
PREFERRED STOCKS — 6.82%
AUTOMOBILES — 4.89%
Bayerische Motoren Werke AG	260,406	$25,236,083
Porsche Automobil Holding SE	734,601	68,183,099
Volkswagen AG	780,554	197,427,078

		290,846,260
CHEMICALS — 0.23%
FUCHS PETROLUB SE	333,004	13,926,463

		13,926,463
HOUSEHOLD PRODUCTS — 1.70%
Henkel AG & Co. KGaA	854,478	101,449,279

		101,449,279

TOTAL PREFERRED STOCKS
(Cost: $366,625,725)		406,222,002

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,843,296	3,843,296

		3,843,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,843,296)		3,843,296

TOTAL INVESTMENTS IN SECURITIES — 99.56%
(Cost: $5,773,899,560)		5,926,473,312
Other Assets, Less Liabilities — 0.44%		25,950,751

NET ASSETS — 100.00%		$5,952,424,063

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
DAX Index	94	Mar. 2015	Eurex	$30,008,138	$3,579,133

See notes to financial statements.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.61%

AIR FREIGHT & LOGISTICS — 0.32%
Yamato Holdings Co. Ltd.	2,058,000	$48,202,769

		48,202,769
AIRLINES — 0.28%
ANA Holdings Inc.	6,174,000	16,774,564
Japan Airlines Co. Ltd.	823,200	25,340,884

		42,115,448
AUTO COMPONENTS — 3.32%
Aisin Seiki Co. Ltd.	1,029,200	37,924,012
Bridgestone Corp.	3,498,600	134,155,192
Denso Corp.	2,675,400	125,730,036
Koito Manufacturing Co. Ltd.	617,400	19,780,351
NGK Spark Plug Co. Ltd.	617,400	17,507,934
NHK Spring Co. Ltd.	823,200	8,559,435
NOK Corp.	617,400	18,076,038
Stanley Electric Co. Ltd.	682,200	16,161,198
Sumitomo Electric Industries Ltd.	4,116,000	53,401,782
Sumitomo Rubber Industries Ltd.	1,029,000	17,800,594
Toyoda Gosei Co. Ltd.	411,600	9,103,437
Toyota Industries Corp.	823,200	46,481,241
Yokohama Rubber Co. Ltd. (The)	154,000	1,566,473

		506,247,723
AUTOMOBILES — 11.61%
Daihatsu Motor Co. Ltd.	823,200	11,789,020
Fuji Heavy Industries Ltd.	3,087,000	104,866,845
Honda Motor Co. Ltd.	8,643,600	285,565,253
Isuzu Motors Ltd.	3,087,000	44,854,398
Mazda Motor Corp.	2,881,200	61,603,138
Mitsubishi Motors Corp.	3,498,600	30,992,659
Nissan Motor Co. Ltd.	13,377,000	141,440,696
Suzuki Motor Corp.	2,058,000	65,073,738
Toyota Motor Corp.	14,611,800	985,527,989
Yamaha Motor Co. Ltd.	1,440,600	35,814,657

		1,767,528,393
BANKS — 9.20%
Aozora Bank Ltd.	6,174,000	22,259,350
Bank of Kyoto Ltd. (The)	2,058,000	20,159,087
Bank of Yokohama Ltd. (The)	6,240,000	38,699,536
Chiba Bank Ltd. (The)	4,116,000	31,021,925
Chugoku Bank Ltd. (The)	205,800	3,169,332

Security	Shares	Value
Fukuoka Financial Group Inc.	4,122,000	$22,102,154
Gunma Bank Ltd. (The)	2,058,000	14,719,060
Hachijuni Bank Ltd. (The)	2,058,000	15,407,671
Hiroshima Bank Ltd. (The)	2,058,000	11,310,435
Hokuhoku Financial Group Inc.	6,174,000	14,615,768
Iyo Bank Ltd. (The)	1,852,200	23,085,683
Joyo Bank Ltd. (The)	4,116,000	22,104,413
Mitsubishi UFJ Financial Group Inc.	67,296,680	437,798,553
Mizuho Financial Group Inc.	119,569,880	220,545,891
Resona Holdings Inc.	11,524,800	64,745,959
Seven Bank Ltd.	3,292,800	15,975,775
Shinsei Bank Ltd.	8,232,000	15,838,053
Shizuoka Bank Ltd. (The)	2,814,000	28,859,124
Sumitomo Mitsui Financial Group Inc.	6,791,400	270,389,128
Sumitomo Mitsui Trust Holdings Inc.	18,522,320	76,772,843
Suruga Bank Ltd.	1,440,600	30,295,440
Yamaguchi Financial Group Inc.	138,000	1,624,208

		1,401,499,388
BEVERAGES — 0.90%
Asahi Group Holdings Ltd.	1,852,200	57,272,636
Kirin Holdings Co. Ltd.	4,321,800	56,559,924
Suntory Beverage & Food Ltd.	617,400	23,188,975

		137,021,535
BUILDING PRODUCTS — 1.20%
Asahi Glass Co. Ltd.	6,174,000	38,940,951
Daikin Industries Ltd.	1,234,800	80,536,497
LIXIL Group Corp.	1,440,600	34,344,473
TOTO Ltd.	2,058,000	28,646,217

		182,468,138
CAPITAL MARKETS — 1.29%
Daiwa Securities Group Inc.	8,232,000	66,444,074
Nomura Holdings Inc.	18,773,600	115,425,957
SBI Holdings Inc./Japan	1,234,810	15,400,909

		197,270,940
CHEMICALS — 3.95%
Air Water Inc.	143,000	2,503,651
Asahi Kasei Corp.	6,174,000	63,834,238
Daicel Corp.	2,058,000	26,718,106
Hitachi Chemical Co. Ltd.	617,400	13,639,662
JSR Corp.	1,029,000	18,842,118

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Kaneka Corp.	2,058,000	$13,651,713
Kansai Paint Co. Ltd.	337,000	6,072,174
Kuraray Co. Ltd.	1,852,200	25,487,214
Mitsubishi Chemical Holdings Corp.	7,203,000	40,122,780
Mitsubishi Gas Chemical Co. Inc.	2,058,000	10,656,255
Mitsui Chemicals Inc.	4,116,000	12,670,442
Nippon Paint Holdings Co. Ltd.	791,000	27,459,534
Nitto Denko Corp.	823,200	52,196,713
Shin-Etsu Chemical Co. Ltd.	2,263,800	155,338,587
Sumitomo Chemical Co. Ltd.	8,232,000	38,493,354
Taiyo Nippon Sanso Corp.[a]	758,000	11,698,607
Teijin Ltd.	4,116,000	13,944,372
Toray Industries Inc.	8,232,000	68,385,957

		601,715,477
COMMERCIAL SERVICES & SUPPLIES — 0.82%
Dai Nippon Printing Co. Ltd.	2,058,000	19,952,503
Park24 Co. Ltd.	617,400	11,651,298
Secom Co. Ltd.	1,029,000	64,101,075
Toppan Printing Co. Ltd.	4,116,000	29,541,411

		125,246,287
CONSTRUCTION & ENGINEERING — 0.88%
Chiyoda Corp.	235,000	1,908,779
JGC Corp.	860,000	17,653,938
Kajima Corp.	4,116,000	19,522,121
Obayashi Corp.	4,116,000	28,129,759
Shimizu Corp.	4,116,000	29,369,258
Taisei Corp.	6,174,000	37,288,285

		133,872,140
CONSTRUCTION MATERIALS — 0.14%
Taiheiyo Cement Corp.	6,174,000	20,658,329

		20,658,329
CONSUMER FINANCE — 0.24%
Acom Co. Ltd.[a,b]	2,263,800	7,271,732
AEON Financial Service Co. Ltd.	617,470	14,178,386
Credit Saison Co. Ltd.	823,200	15,672,786

		37,122,904
CONTAINERS & PACKAGING — 0.06%
Toyo Seikan Group Holdings Ltd.	617,400	8,464,750

		8,464,750
DIVERSIFIED CONSUMER SERVICES — 0.09%
Benesse Holdings Inc.	411,600	13,118,039

		13,118,039

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.02%
Japan Exchange Group Inc.	1,440,600	$40,610,833
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,292,800	15,920,686
ORIX Corp.	6,997,200	99,299,425

		155,830,944
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.84%
Nippon Telegraph & Telephone Corp.	2,058,500	127,768,372

		127,768,372
ELECTRIC UTILITIES — 1.31%
Chubu Electric Power Co. Inc.[b]	3,498,600	43,138,035
Chugoku Electric Power Co. Inc. (The)	1,646,400	21,691,246
Hokuriku Electric Power Co.	823,200	10,983,345
Kansai Electric Power Co. Inc. (The)[b]	3,910,200	35,113,135
Kyushu Electric Power Co. Inc.[b]	2,263,800	19,561,716
Shikoku Electric Power Co. Inc.[b]	823,200	10,583,951
Tohoku Electric Power Co. Inc.	2,469,600	28,942,320
Tokyo Electric Power Co. Inc.[b]	7,614,600	29,873,666

		199,887,414
ELECTRICAL EQUIPMENT — 1.45%
Fuji Electric Co. Ltd.	2,058,000	9,915,998
Mabuchi Motor Co. Ltd.	411,600	20,864,913
Mitsubishi Electric Corp.	10,290,000	120,592,999
Nidec Corp.	1,029,000	69,480,848

		220,854,758
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.45%
Citizen Holdings Co. Ltd.	1,440,600	10,929,978
Hamamatsu Photonics KK	411,600	22,930,746
Hirose Electric Co. Ltd.	205,800	27,045,196
Hitachi High-Technologies Corp.	411,600	12,739,303
Hitachi Ltd.	26,754,000	183,067,230
Hoya Corp.	2,263,800	91,417,412
IBIDEN Co. Ltd.	617,400	10,396,304
Japan Display Inc.[a,b]	2,058,000	8,418,269
Keyence Corp.	230,826	117,976,231
Kyocera Corp.	1,646,400	83,197,979
Murata Manufacturing Co. Ltd.	1,029,000	126,919,612
Nippon Electric Glass Co. Ltd.	2,058,500	10,297,235
Omron Corp.	1,029,000	45,448,325

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Shimadzu Corp.	430,000	$4,647,288
TDK Corp.	617,400	43,485,784
Yaskawa Electric Corp.[a]	1,440,600	20,124,656
Yokogawa Electric Corp.	1,029,000	10,914,484

		829,956,032
FOOD & STAPLES RETAILING — 1.51%
Aeon Co. Ltd.	3,292,800	35,243,110
FamilyMart Co. Ltd.	411,600	18,592,497
Lawson Inc.	411,600	26,924,689
Seven & I Holdings Co. Ltd.	3,910,280	149,597,771

		230,358,067
FOOD PRODUCTS — 1.38%
Ajinomoto Co. Inc.	2,940,000	56,490,694
Calbee Inc.	206,100	7,792,647
Kikkoman Corp.	736,000	21,332,887
MEIJI Holdings Co. Ltd.	411,628	49,135,736
NH Foods Ltd.	357,000	8,131,758
Nisshin Seifun Group Inc.	1,129,875	13,496,688
Nissin Foods Holdings Co. Ltd.	411,600	20,417,316
Toyo Suisan Kaisha Ltd.	205,800	7,350,922
Yakult Honsha Co. Ltd.	411,600	26,098,356

		210,247,004
GAS UTILITIES — 0.85%
Osaka Gas Co. Ltd.	10,290,000	42,470,082
Toho Gas Co. Ltd.	2,058,000	11,585,880
Tokyo Gas Co. Ltd.	12,348,000	75,216,978

		129,272,940
HEALTH CARE EQUIPMENT & SUPPLIES — 0.88%
Olympus Corp.[b]	1,235,100	44,787,808
Sysmex Corp.	823,200	44,208,825
Terumo Corp.	1,647,400	45,475,930

		134,472,563
HEALTH CARE PROVIDERS & SERVICES — 0.36%
Alfresa Holdings Corp.	823,200	11,472,259
Medipal Holdings Corp.	823,200	10,466,887
Miraca Holdings Inc.	411,600	19,763,135
Suzuken Co. Ltd./Aichi Japan	411,600	12,997,532

		54,699,813
HEALTH CARE TECHNOLOGY — 0.12%
M3 Inc.	823,200	18,303,280

		18,303,280
HOTELS, RESTAURANTS & LEISURE — 0.49%
McDonald’s Holdings Co. Japan Ltd.[a]	411,600	9,086,222

Security	Shares	Value
Oriental Land Co. Ltd./Japan	242,800	$65,460,237

		74,546,459
HOUSEHOLD DURABLES — 3.08%
Casio Computer Co. Ltd.[a]	1,234,800	21,629,271
Iida Group Holdings Co. Ltd.	823,280	11,411,393
Nikon Corp.	1,852,200	23,937,839
Panasonic Corp.	11,730,615	146,700,150
Rinnai Corp.	205,800	14,495,261
Sekisui Chemical Co. Ltd.	2,065,000	26,515,329
Sekisui House Ltd.	2,675,400	36,087,519
Sharp Corp./Japanab	8,232,000	17,490,719
Sony Corp.	5,968,200	170,466,510

		468,733,991
HOUSEHOLD PRODUCTS — 0.34%
Unicharm Corp.	1,852,200	51,276,556

		51,276,556
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
Electric Power Development Co. Ltd.	617,400	20,632,507

		20,632,507
INDUSTRIAL CONGLOMERATES — 0.75%
Keihan Electric Railway Co. Ltd.	2,058,000	12,963,102
Seibu Holdings Inc.[a]	617,400	15,751,976
Toshiba Corp.	20,580,000	85,112,318

		113,827,396
INSURANCE — 2.66%
Dai-ichi Life Insurance Co. Ltd. (The)	5,556,600	84,061,325
MS&AD Insurance Group Holdings Inc.	2,704,040	74,711,984
Sompo Japan Nipponkoa Holdings Inc.	1,773,650	55,222,095
Sony Financial Holdings Inc.	1,029,000	15,597,039
T&D Holdings Inc.	3,087,000	40,115,893
Tokio Marine Holdings Inc.	3,704,400	134,811,094

		404,519,430
INTERNET & CATALOG RETAIL — 0.47%
Rakuten Inc.	4,321,800	72,014,937

		72,014,937
INTERNET SOFTWARE & SERVICES — 0.34%
Kakaku.com Inc.	823,200	13,662,042
Mixi Inc.[a]	205,800	7,566,113

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Yahoo Japan Corp.	7,614,600	$30,638,024

		51,866,179
IT SERVICES — 0.77%
Fujitsu Ltd.	10,290,000	62,052,457
ITOCHU Techno-Solutions Corp.	205,800	8,091,179
Nomura Research Institute Ltd.	617,400	21,613,777
NTT Data Corp.	617,400	25,487,214

		117,244,627
LEISURE PRODUCTS — 0.77%
Bandai Namco Holdings Inc.	1,029,098	18,688,960
Sankyo Co. Ltd.	205,800	7,764,089
Sega Sammy Holdings Inc.	1,029,000	15,657,292
Shimano Inc.	411,600	61,974,988
Yamaha Corp.	823,200	13,951,259

		118,036,588
MACHINERY — 5.78%
Amada Co. Ltd.	2,058,000	19,470,476
FANUC Corp.	1,029,000	197,502,238
Hino Motors Ltd.	1,646,400	25,092,984
Hitachi Construction Machinery Co. Ltd.	617,400	11,429,221
IHI Corp.	6,174,000	28,766,724
JTEKT Corp.	1,234,800	19,367,184
Kawasaki Heavy Industries Ltd.	8,232,000	39,044,243
Komatsu Ltd.	5,145,000	107,143,565
Kubota Corp.	6,174,000	100,425,304
Kurita Water Industries Ltd.	617,400	15,292,328
Makita Corp.	617,400	29,386,474
Minebea Co. Ltd.	2,058,000	31,090,786
Mitsubishi Heavy Industries Ltd.	16,464,000	91,268,500
Nabtesco Corp.	411,600	11,052,206
NGK Insulators Ltd.	1,310,000	25,543,603
NSK Ltd.	2,058,000	28,680,647
SMC Corp./Japan	259,100	72,119,725
Sumitomo Heavy Industries Ltd.	2,058,000	12,790,949
THK Co. Ltd.	618,000	14,898,791

		880,365,948
MARINE — 0.31%
Mitsui OSK Lines Ltd.	6,174,000	22,052,767
Nippon Yusen KK	8,232,000	24,721,134

		46,773,901
MEDIA — 0.50%
Dentsu Inc.	1,029,000	44,845,790

Security	Shares	Value
Hakuhodo DY Holdings Inc.	1,440,600	$15,931,015
Toho Co. Ltd./Tokyo	617,400	15,003,112

		75,779,917
METALS & MINING — 1.90%
Hitachi Metals Ltd.	471,000	7,592,262
JFE Holdings Inc.	2,675,450	66,861,072
Kobe Steel Ltd.	18,522,000	36,565,243
Maruichi Steel Tube Ltd.	205,800	4,906,353
Mitsubishi Materials Corp.	6,174,000	21,278,080
Nippon Steel & Sumitomo Metal Corp.	41,160,705	109,422,160
Sumitomo Metal Mining Co. Ltd.	2,346,000	37,060,697
Yamato Kogyo Co. Ltd.	205,800	5,551,926

		289,237,793
MULTILINE RETAIL — 0.61%
Don Quijote Holdings Co. Ltd.	205,800	15,992,990
Isetan Mitsukoshi Holdings Ltd.	1,852,260	28,338,982
J Front Retailing Co. Ltd.	1,029,000	14,753,490
Marui Group Co. Ltd.	1,234,800	14,471,160
Takashimaya Co. Ltd.	2,058,000	19,246,677

		92,803,299
OIL, GAS & CONSUMABLE FUELS — 0.97%
Idemitsu Kosan Co. Ltd.	823,200	14,481,489
INPEX Corp.	4,733,400	56,165,694
JX Holdings Inc.	11,730,695	47,582,199
Showa Shell Sekiyu KK	1,029,000	9,864,353
TonenGeneral Sekiyu KK	2,058,000	19,453,260

		147,546,995
PAPER & FOREST PRODUCTS — 0.11%
Oji Holdings Corp.	4,116,000	17,387,427

		17,387,427
PERSONAL PRODUCTS — 1.08%
Kao Corp.	2,881,200	128,942,407
Shiseido Co. Ltd.	2,058,000	36,040,177

		164,982,584
PHARMACEUTICALS — 5.32%
Astellas Pharma Inc.	11,524,850	183,267,722
Chugai Pharmaceutical Co. Ltd.	1,234,800	37,649,805
Daiichi Sankyo Co. Ltd.	3,292,869	51,564,271
Eisai Co. Ltd.	1,440,600	75,220,421
Hisamitsu Pharmaceutical Co. Inc.	205,800	7,686,620
Kyowa Hakko Kirin Co. Ltd.	2,058,000	24,876,072

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Mitsubishi Tanabe Pharma Corp.	1,029,000	$17,335,781
Ono Pharmaceutical Co. Ltd.	411,600	40,972,353
Otsuka Holdings Co. Ltd.	2,058,000	61,708,152
Santen Pharmaceutical Co. Ltd.	411,600	27,578,870
Shionogi & Co. Ltd.	1,646,400	48,409,352
Sumitomo Dainippon Pharma Co. Ltd.	823,200	8,986,373
Taisho Pharmaceutical Holdings Co. Ltd.	205,800	14,013,234
Takeda Pharmaceutical Co. Ltd.	4,116,000	210,818,253

		810,087,279
PROFESSIONAL SERVICES — 0.13%
Recruit Holdings Co. Ltd.[b]	617,400	19,341,361

		19,341,361
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.97%
Japan Prime Realty Investment Corp.	4,116	14,787,921
Japan Real Estate Investment Corp.	6,174	30,780,911
Japan Retail Fund Investment Corp.	12,358	26,515,764
Nippon Building Fund Inc.	8,232	41,316,659
Nippon Prologis REIT Inc.	6,198	14,309,657
United Urban Investment Corp.	12,348	20,059,238

		147,770,150
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.54%
Aeon Mall Co. Ltd.	617,400	11,945,679
Daito Trust Construction Co. Ltd.	411,600	44,535,915
Daiwa House Industry Co. Ltd.	3,087,000	60,748,400
Hulic Co. Ltd.	1,440,600	15,738,204
Mitsubishi Estate Co. Ltd.	6,480,000	151,423,146
Mitsui Fudosan Co. Ltd.	4,822,000	132,565,168
Nomura Real Estate Holdings Inc.	617,400	10,907,598
NTT Urban Development Corp.	617,400	6,326,614
Sumitomo Realty & Development Co. Ltd.	2,058,000	70,771,994
Tokyo Tatemono Co. Ltd.	2,058,000	15,321,594
Tokyu Fudosan Holdings Corp.	2,675,400	18,284,343

		538,568,655
ROAD & RAIL — 4.09%
Central Japan Railway Co.	823,200	153,215,944
East Japan Railway Co.	1,852,200	155,479,752
Hankyu Hanshin Holdings Inc.	6,174,000	39,095,889

Security	Shares	Value
Keikyu Corp.	2,062,000	$16,783,019
Keio Corp.	4,116,000	34,223,966
Keisei Electric Railway Co. Ltd.	503,000	6,816,345
Kintetsu Corp.	8,499,000	32,987,879
Nagoya Railroad Co. Ltd.	4,116,000	17,421,858
Nippon Express Co. Ltd.	4,116,000	23,034,037
Odakyu Electric Railway Co. Ltd.	2,298,000	23,970,940
Tobu Railway Co. Ltd.	6,174,000	30,677,619
Tokyu Corp.	6,174,000	41,884,763
West Japan Railway Co.	823,200	46,935,725

		622,527,736
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.76%
Advantest Corp.	1,029,000	13,625,890
Rohm Co. Ltd.	617,400	39,818,930
Tokyo Electron Ltd.	823,252	61,910,038

		115,354,858
SOFTWARE — 0.84%
COLOPL Inc.[a]	205,800	5,044,075
GungHo Online Entertainment Inc.[a]	2,263,800	7,783,026
Konami Corp.	617,400	12,487,960
Nexon Co. Ltd.	617,400	6,393,753
Nintendo Co. Ltd.	617,400	66,003,363
Oracle Corp. Japan	205,800	9,003,589
Trend Micro Inc./Japan	617,400	21,019,850

		127,735,616
SPECIALTY RETAIL — 1.40%
ABC-Mart Inc.	205,800	11,568,665
Fast Retailing Co. Ltd.	277,700	107,623,414
Nitori Holdings Co. Ltd.	411,600	27,268,995
Sanrio Co. Ltd.[a]	206,600	6,083,333
Shimamura Co. Ltd.	205,800	19,952,503
USS Co. Ltd.	1,234,800	21,835,854
Yamada Denki Co. Ltd.	4,463,800	19,379,415

		213,712,179
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.81%
Brother Industries Ltd.	1,234,800	20,823,596
Canon Inc.	5,968,250	194,157,215
FUJIFILM Holdings Corp.	2,469,600	85,163,963
Konica Minolta Inc.	2,881,200	29,403,689
NEC Corp.	13,014,000	39,626,049

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN ETF

February 28, 2015

Security	Shares	Value
Ricoh Co. Ltd.	3,704,400	$36,828,637
Seiko Epson Corp.	617,400	22,698,340

		428,701,489
TEXTILES, APPAREL & LUXURY GOODS — 0.14%
ASICS Corp.	823,200	21,553,524

		21,553,524
TOBACCO — 1.19%
Japan Tobacco Inc.	5,762,400	181,820,844

		181,820,844
TRADING COMPANIES & DISTRIBUTORS — 3.34%
ITOCHU Corp.	8,026,200	89,967,025
Marubeni Corp.	8,232,000	50,612,907
Mitsubishi Corp.	7,408,800	148,151,210
Mitsui & Co. Ltd.	9,055,200	125,929,733
Sumitomo Corp.	5,968,200	65,650,450
Toyota Tsusho Corp.	1,029,000	28,534,318

		508,845,643
TRANSPORTATION INFRASTRUCTURE — 0.16%
Kamigumi Co. Ltd.	2,058,000	20,073,010
Mitsubishi Logistics Corp.	242,000	3,724,790

		23,797,800
WIRELESS TELECOMMUNICATION SERVICES — 4.39%
KDDI Corp.	3,087,000	214,071,940
NTT DOCOMO Inc.	8,026,200	142,638,018
SoftBank Corp.	5,072,300	312,582,158

		669,292,116

TOTAL COMMON STOCKS
(Cost: $15,550,663,251)		15,170,889,231

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	84,315,888	$84,315,888
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	4,920,878	4,920,878
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	6,566,485	6,566,485

		95,803,251

TOTAL SHORT-TERM INVESTMENTS
(Cost: $95,803,251)		95,803,251

TOTAL INVESTMENTS IN SECURITIES — 100.24%
(Cost: $15,646,466,502)		15,266,692,482
Other Assets, Less Liabilities — (0.24)%		(37,034,748)

NET ASSETS — 100.00%		$15,229,657,734

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
TOPIX Index	403	Mar. 2015	Tokyo Stock	$51,426,367	$2,858,986

See notes to financial statements.

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares MSCI EMU ETF	iShares MSCI Germany ETF	iShares MSCI Japan ETF

ASSETS
Investments, at cost:
Unaffiliated	$8,990,665,732	$5,770,056,264	$15,550,663,251
Affiliated (Note 2)	34,411,595	3,843,296	95,803,251

Total cost of investments	$9,025,077,327	$5,773,899,560	$15,646,466,502

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$8,804,711,573	$5,922,630,016	$15,170,889,231
Affiliated (Note 2)	34,411,595	3,843,296	95,803,251

Total fair value of investments	8,839,123,168	5,926,473,312	15,266,692,482
Foreign currency, at value[b]	2,423,204	12,603,144	34,551,388
Receivables:
Investment securities sold	46,383,970	9,340,471	8,876,916
Dividends and interest	9,196,488	12,783,004	19,461,213
Capital shares sold	—	134,305	4,822,966
Futures variation margin	—	3,579,133	2,858,986

Total Assets	8,897,126,830	5,964,913,369	15,337,263,951

LIABILITIES
Payables:
Investment securities purchased	46,864,703	9,256,833	11,599,869
Due to broker for foreign currency pledged for futures, at value[b]	—	1,202,358	800,880
Collateral for securities on loan (Note 1)	27,016,505	—	89,236,766
Capital shares redeemed	—	—	720,761
Investment advisory fees (Note 2)	3,000,748	2,030,115	5,247,941

Total Liabilities	76,881,956	12,489,306	107,606,217

NET ASSETS	$8,820,244,874	$5,952,424,063	$15,229,657,734

Net assets consist of:
Paid-in capital	$9,355,380,142	$5,969,378,161	$16,320,675,963
Undistributied (distributions in excess of) net investment income	2,262,378	1,604,977	(29,066,810)
Accumulated net realized loss	(349,851,845)	(172,005,167)	(684,866,218)
Net unrealized appreciation (depreciation)	(187,545,801)	153,446,092	(377,085,201)

NET ASSETS	$8,820,244,874	$5,952,424,063	$15,229,657,734

Shares outstanding[c]	225,600,000	199,800,000	1,234,800,000

Net asset value per share	$39.10	$29.79	$12.33

[a]	Securities on loan with values of $25,656,542, $ — and $84,834,753, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $2,448,477, $11,504,878 and $33,961,686, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 382.2 million and 2.1246 billion, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI EMU ETF	iShares MSCI Germany ETF	iShares MSCI Japan ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$58,858,724	$13,279,850	$120,042,909
Interest — affiliated (Note 2)	98	32	223
Securities lending income — affiliated (Note 2)	355,476	5,335	1,403,852

Total investment income	59,214,298	13,285,217	121,446,984

EXPENSES
Investment advisory fees (Note 2)	18,837,379	11,680,240	34,479,733

Total expenses	18,837,379	11,680,240	34,479,733

Net investment income	40,376,919	1,604,977	86,967,251

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(65,792,085)	(24,617,282)	(73,761,139)
In-kind redemptions — unaffiliated	84,918,291	74,591,012	410,267,168
Futures contracts	—	145,409	9,659,693
Foreign currency transactions	(1,208,996)	(1,839,955)	(13,766,313)

Net realized gain	17,917,210	48,279,184	332,399,409

Net change in unrealized appreciation/depreciation on:
Investments	(265,301,080)	115,221,941	221,455,033
Futures contracts	—	4,769,306	1,952,407
Translation of assets and liabilities in foreign currencies	(1,076,188)	(1,981,327)	498,461

Net change in unrealized appreciation/depreciation	(266,377,268)	118,009,920	223,905,901

Net realized and unrealized gain (loss)	(248,460,058)	166,289,104	556,305,310

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(208,083,139)	$167,894,081	$643,272,561

[a]	Net of foreign withholding tax of $6,610,159, $2,152,750 and $13,298,606, respectively.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI EMU ETF		iShares MSCI Germany ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$40,376,919	$255,301,280	$1,604,977	$109,217,597
Net realized gain	17,917,210	272,213,942	48,279,184	503,529,812
Net change in unrealized appreciation/depreciation	(266,377,268)	323,453,444	118,009,920	181,241,179

Net increase (decrease) in net assets resulting from operations	(208,083,139)	850,968,666	167,894,081	793,988,588

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(52,659,271)	(243,559,586)	—	(111,913,888)

Total distributions to shareholders	(52,659,271)	(243,559,586)	—	(111,913,888)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,360,512,261	6,832,263,291	1,534,872,499	1,689,588,472
Cost of shares redeemed	(1,982,162,099)	(2,277,014,968)	(547,776,446)	(2,230,103,855)

Net increase (decrease) in net assets from capital share transactions	378,350,162	4,555,248,323	987,096,053	(540,515,383)

INCREASE IN NET ASSETS	117,607,752	5,162,657,403	1,154,990,134	141,559,317

NET ASSETS
Beginning of period	8,702,637,122	3,539,979,719	4,797,433,929	4,655,874,612

End of period	$8,820,244,874	$8,702,637,122	$5,952,424,063	$4,797,433,929

Undistributed net investment income included in net assets at end of period	$2,262,378	$14,544,730	$1,604,977	$—

SHARES ISSUED AND REDEEMED
Shares sold	61,700,000	172,200,000	54,000,000	57,000,000
Shares redeemed	(53,800,000)	(56,700,000)	(19,800,000)	(73,200,000)

Net increase (decrease) in shares outstanding	7,900,000	115,500,000	34,200,000	(16,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$86,967,251	$177,693,682
Net realized gain	332,399,409	136,968,307
Net change in unrealized appreciation/depreciation	223,905,901	665,594,417

Net increase in net assets resulting from operations	643,272,561	980,256,406

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,384,550)	(199,951,249)

Total distributions to shareholders	(87,384,550)	(199,951,249)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,348,421,793	5,400,567,672
Cost of shares redeemed	(3,403,840,773)	(1,913,626,119)

Net increase (decrease) in net assets from capital share transactions	(55,418,980)	3,486,941,553

INCREASE IN NET ASSETS	500,469,031	4,267,246,710

NET ASSETS
Beginning of period	14,729,188,703	10,461,941,993

End of period	$15,229,657,734	$14,729,188,703

Distributions in excess of net investment income included in net assets at end of period	$(29,066,810)	$(28,649,511)

SHARES ISSUED AND REDEEMED
Shares sold	285,600,000	457,800,000
Shares redeemed	(295,800,000)	(166,800,000)

Net increase (decrease) in shares outstanding	(10,200,000)	291,000,000

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$39.98	$34.64	$29.09	$31.55	$30.75	$35.64

Income from investment operations:
Net investment income[a]	0.19	1.18	0.92	1.02	1.23	0.80
Net realized and unrealized gain (loss)[b]	(0.81)	5.10	5.55	(2.38)	0.71	(4.76)

Total from investment operations	(0.62)	6.28	6.47	(1.36)	1.94	(3.96)

Less distributions from:
Net investment income	(0.26)	(0.94)	(0.92)	(1.10)	(1.14)	(0.93)

Total distributions	(0.26)	(0.94)	(0.92)	(1.10)	(1.14)	(0.93)

Net asset value, end of period	$39.10	$39.98	$34.64	$29.09	$31.55	$30.75

Total return	(1.50)%[c]	18.02%	22.43%	(3.99)%	5.78%	(11.19)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,820,245	$8,702,637	$3,539,980	$794,226	$738,233	$823,972
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.52%	0.54%
Ratio of net investment income to average net assets[d]	1.04%	2.89%	2.74%	3.55%	3.38%	2.29%
Portfolio turnover rate[e]	2%	7%	5%	7%	8%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$28.97	$25.61	$21.34	$21.02	$19.45	$20.86

Income from investment operations:
Net investment income[a]	0.01	0.59	0.46	0.56	0.86	0.38
Net realized and unrealized gain (loss)[b]	0.81	3.40	4.24	0.34	1.38	(1.49)

Total from investment operations	0.82	3.99	4.70	0.90	2.24	(1.11)

Less distributions from:
Net investment income	—	(0.63)	(0.43)	(0.58)	(0.67)	(0.30)

Total distributions	—	(0.63)	(0.43)	(0.58)	(0.67)	(0.30)

Net asset value, end of period	$29.79	$28.97	$25.61	$21.34	$21.02	$19.45

Total return	2.83%[c]	15.41%	22.11%	4.55%	10.84%	(5.35)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,952,424	$4,797,434	$4,655,875	$2,797,029	$2,768,171	$1,487,881
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	0.07%	1.95%	1.88%	2.72%	3.45%	1.80%
Portfolio turnover rate[e]	2%	6%	4%	4%	13%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$11.83	$10.97	$9.02	$9.80	$9.43	$10.24

Income from investment operations:
Net investment income[a]	0.07	0.15	0.13	0.18	0.16	0.12
Net realized and unrealized gain (loss)[b]	0.50	0.88	1.97	(0.77)	0.37	(0.77)

Total from investment operations	0.57	1.03	2.10	(0.59)	0.53	(0.65)

Less distributions from:
Net investment income	(0.07)	(0.17)	(0.15)	(0.19)	(0.16)	(0.16)

Total distributions	(0.07)	(0.17)	(0.15)	(0.19)	(0.16)	(0.16)

Net asset value, end of period	$12.33	$11.83	$10.97	$9.02	$9.80	$9.43

Total return	4.85%[c]	9.39%	23.46%	(5.96)%	5.54%	(6.41)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,229,658	$14,729,189	$10,461,942	$4,629,034	$7,194,509	$3,942,769
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.51%	0.54%
Ratio of net investment income to average net assets[d]	1.22%	1.31%	1.18%	1.95%	1.53%	1.20%
Portfolio turnover rate[e]	1%	2%	4%	3%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EMU	Diversified
MSCI Germany	Non-diversified
MSCI Japan	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI EMU
Assets:
Common Stocks	$8,620,366,378	$—	$7	$8,620,366,385
Preferred Stocks	184,345,188	—	—	184,345,188
Money Market Funds	34,411,595	—	—	34,411,595

	$8,839,123,161	$—	$7	$8,839,123,168

MSCI Germany
Assets:
Common Stocks	$5,516,408,014	$—	$—	$5,516,408,014
Preferred Stocks	406,222,002	—	—	406,222,002
Money Market Funds	3,843,296	—	—	3,843,296
Futures Contracts[a]	3,579,133	—	—	3,579,133

	$5,930,052,445	$—	$—	$5,930,052,445

MSCI Japan
Assets:
Common Stocks	$15,170,889,231	$—	$—	$15,170,889,231
Money Market Funds	95,803,251	—	—	95,803,251
Futures Contracts[a]	2,858,986	—	—	2,858,986

	$15,269,551,468	$—	$—	$15,269,551,468

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI EMU	$25,656,542	$25,656,542	$—
MSCI Japan	84,834,753	84,834,753	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI EMU	$112,236
MSCI Germany	2,244
MSCI Japan	430,764

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI EMU	$180,297,985	$216,567,600
MSCI Germany	113,541,926	114,680,267
MSCI Japan	184,240,740	198,068,186

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EMU	$2,338,483,468	$1,957,641,639
MSCI Germany	1,527,306,824	544,806,278
MSCI Japan	3,253,266,016	3,320,146,713

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of February 28, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation (depreciation)[a]	$3,579,133	$2,858,986

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended February 28, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$145,409	$9,659,693

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Equity contracts:
Futures contracts	$4,769,306	$1,952,407

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2015:

	iShares MSCI Germany ETF	iShares MSCI Japan ETF
Average value of contracts purchased	$26,893,401	$69,207,130

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Germany ETF and iShares MSCI Japan ETF each invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI EMU	$53,431,438	$—	$—	$26,644,200	$68,035,542	$30,230,739	$178,341,919
MSCI Germany	21,864,809	4,227,713	3,394,735	27,790,050	28,490,949	32,215,954	117,984,210
MSCI Japan	287,119,620	27,817,841	44,443,527	116,295,478	173,577,101	139,228,194	788,481,761

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EMU	$9,201,827,822	$393,813,812	$(756,518,466)	$(362,704,654)
MSCI Germany	5,872,066,054	519,972,651	(465,565,393)	54,407,258
MSCI Japan	15,847,691,926	1,084,841,905	(1,665,841,349)	(580,999,444)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EMU	$0.191740	$—	$0.069986	$0.261726	73%	—%	27%	100%
MSCI Japan	0.063000	—	0.003321	0.066321	95	—	5	100

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-81-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Australia ETF | EWA | NYSE Arca
➢	iShares MSCI Hong Kong ETF | EWH | NYSE Arca
➢	iShares MSCI Japan Small-Cap ETF | SCJ | NYSE Arca
➢	iShares MSCI Malaysia ETF | EWM | NYSE Arca
➢	iShares MSCI Pacific ex Japan ETF | EPP | NYSE Arca
➢	iShares MSCI Singapore ETF | EWS | NYSE Arca
➢	iShares MSCI South Korea Capped ETF | EWY | NYSE Arca
➢	iShares MSCI Taiwan ETF | EWT | NYSE Arca
➢	iShares MSCI Thailand Capped ETF | THD | NYSE Arca

Fund Performance Overview

iSHARES® MSCI AUSTRALIA ETF

Performance as of February 28, 2015

The iShares MSCI Australia ETF (the “Fund”) seeks to track the investment results of an index composed of Australian equities, as represented by the MSCI Australia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -9.93%, net of fees, while the total return for the Index was -9.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.15)%	(0.49)%	0.23%	(0.15)%	(0.49)%	0.23%
5 Years	6.18%	6.20%	6.61%	34.97%	35.11%	37.72%
10 Years	7.76%	7.74%	7.78%	111.16%	110.83%	111.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$900.70	$2.26	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	54.02%
Materials	16.05
Consumer Staples	7.78
Industrials	5.89
Health Care	5.46
Energy	4.34
Telecommunication Services	2.34
Utilities	1.82
Consumer Discretionary	1.82
Information Technology	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Commonwealth Bank of Australia	11.89%
Westpac Banking Corp.	9.42
BHP Billiton Ltd.	8.62
Australia & New Zealand Banking Group Ltd.	7.77
National Australia Bank Ltd.	7.15
Wesfarmers Ltd.	3.93
CSL Ltd.	3.49
Woolworths Ltd.	3.09
Rio Tinto Ltd.	2.24
Telstra Corp. Ltd.	2.18

TOTAL	59.78%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI HONG KONG ETF

Performance as of February 28, 2015

The iShares MSCI Hong Kong ETF (the “Fund”) seeks to track the investment results of an index composed of Hong Kong equities, as represented by the MSCI Hong Kong Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 0.05%, net of fees, while the total return for the Index was 0.35%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.21%	11.46%	11.67%	11.21%	11.46%	11.67%
5 Years	10.31%	10.26%	10.89%	63.35%	62.99%	67.69%
10 Years	9.29%	9.29%	9.86%	143.11%	143.22%	156.17%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,000.50	$2.38	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	63.40%
Utilities	12.16
Consumer Discretionary	11.57
Industrials	10.22
Telecommunication Services	1.53
Information Technology	0.62
Consumer Staples	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

AIA Group Ltd.	17.40%
Hutchison Whampoa Ltd.	7.15
Cheung Kong Holdings Ltd.	6.72
Sun Hung Kai Properties Ltd.	6.38
Hong Kong Exchanges and Clearing Ltd.	6.19
CLP Holdings Ltd.	4.15
Link REIT (The)	3.54
Power Assets Holdings Ltd.	3.49
Hang Seng Bank Ltd.	3.48
Hong Kong & China Gas Co. Ltd.	3.47

TOTAL	61.97%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI JAPAN SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Japan Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization Japanese equities, as represented by the MSCI Japan Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 0.52%, net of fees, while the total return for the Index was 0.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.97%	7.90%	9.31%	8.97%	7.90%	9.31%
5 Years	8.75%	8.74%	9.17%	52.10%	52.04%	55.09%
Since Inception	4.09%	4.07%	4.46%	33.43%	33.21%	36.86%

The inception date of the Fund was 12/20/07. The first day of secondary market trading was 12/21/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,005.20	$2.39	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Industrials	24.31%
Financials	20.06
Consumer Discretionary	17.70
Information Technology	10.95
Materials	10.78
Consumer Staples	9.53
Health Care	5.42
Energy	0.65
Utilities	0.45
Telecommunication Services	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Alps Electric Co. Ltd.	0.73%
MISUMI Group Inc.	0.65
Advance Residence Investment Corp.	0.58
Kaken Pharmaceutical Co. Ltd.	0.53
Orix JREIT Inc.	0.51
DISCO Corp.	0.49
Kawasaki Kisen Kaisha Ltd.	0.49
Nippon Kayaku Co. Ltd.	0.47
Haseko Corp.	0.47
Ryohin Keikaku Co. Ltd.	0.47

TOTAL	5.39%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI MALAYSIA ETF

Performance as of February 28, 2015

The iShares MSCI Malaysia ETF (the “Fund”) seeks to track the investment results of an index composed of Malaysian equities, as represented by the MSCI Malaysia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -13.93%, net of fees, while the total return for the Index was -13.82%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(8.41)%	(8.24)%	(8.38)%	(8.41)%	(8.24)%	(8.38)%
5 Years	8.25%	8.15%	8.72%	48.62%	47.98%	51.92%
10 Years	10.16%	9.96%	10.69%	163.14%	158.51%	176.02%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$860.70	$2.21	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	31.61%
Utilities	14.55
Industrials	13.18
Telecommunication Services	12.60
Consumer Staples	9.37
Consumer Discretionary	8.77
Materials	3.78
Energy	3.46
Health Care	2.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Tenaga Nasional Bhd	9.66%
Public Bank Bhd	9.59
Malayan Banking Bhd	8.29
CIMB Group Holdings Bhd	5.89
Sime Darby Bhd	5.30
DiGi.Com Bhd	4.53
Axiata Group Bhd	3.79
Genting Bhd	3.76
Petronas Gas Bhd	3.00
Petronas Chemicals Group Bhd	2.98

TOTAL	56.79%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI PACIFIC EX JAPAN ETF

Performance as of February 28, 2015

The iShares MSCI Pacific ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Pacific region developed market equities, excluding Japan, as represented by the MSCI Pacific ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -7.10%, net of fees, while the total return for the Index was -6.90%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.97%	2.80%	3.42%	2.97%	2.80%	3.42%
5 Years	7.27%	7.28%	7.71%	42.02%	42.13%	45.00%
10 Years	8.26%	8.24%	8.43%	121.10%	120.73%	124.74%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$929.00	$2.34	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	56.06%
Materials	10.13
Industrials	8.61
Consumer Staples	5.33
Consumer Discretionary	4.85
Utilities	4.64
Telecommunication Services	3.77
Health Care	3.49
Energy	2.67
Information Technology	0.45

TOTAL	100.00%

COUNTRY ALLOCATION

As of 2/28/15

Country	Percentage of Total Investments*

Australia	61.33%
Hong Kong	25.47
Singapore	11.95
New Zealand	1.25

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI SINGAPORE ETF

Performance as of February 28, 2015

The iShares MSCI Singapore ETF (the “Fund”) seeks to track the investment results of an index composed of Singaporean equities, as represented by the MSCI Singapore Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -6.52%, net of fees, while the total return for the Index was -6.53%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.12%	4.61%	4.39%	4.12%	4.61%	4.39%
5 Years	6.97%	7.00%	7.28%	40.06%	40.23%	42.12%
10 Years	9.78%	9.74%	9.99%	154.22%	153.20%	159.03%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$934.80	$2.30	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	57.07%
Industrials	18.97
Telecommunication Services	13.92
Consumer Discretionary	6.55
Consumer Staples	3.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

DBS Group Holdings Ltd.	13.03%
Singapore Telecommunications Ltd.	12.93
Oversea-Chinese Banking Corp. Ltd.	12.09
United Overseas Bank Ltd.	11.44
Keppel Corp. Ltd.	4.90
CapitaLand Ltd.	3.54
Global Logistic Properties Ltd.	3.14
Singapore Exchange Ltd.	2.55
Singapore Press Holdings Ltd.	2.52
Singapore Airlines Ltd.	2.49

TOTAL	68.63%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI SOUTH KOREA CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI South Korea Capped ETF (the “Fund”) seeks to track the investment results of an index composed of South Korean equities, as represented by the MSCI Korea 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -13.24%, net of fees, while the total return for the Index was -13.05%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.31)%	(6.16)%	(5.72)%	(6.31)%	(6.16)%	(5.72)%
5 Years	5.71%	5.55%	6.40%	31.97%	31.00%	36.37%
10 Years	6.28%	6.11%	6.95%	83.79%	80.98%	95.75%

Index performance through February 11, 2013 reflects the performance of the MSCI Korea Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Korea 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$867.60	$2.87	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Information Technology	36.20%
Consumer Discretionary	16.05
Financials	14.40
Industrials	12.10
Materials	8.08
Consumer Staples	6.86
Utilities	2.11
Energy	1.94
Telecommunication Services	1.27
Health Care	0.99

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Samsung Electronics Co. Ltd.	21.26%
SK Hynix Inc.	4.39
Hyundai Motor Co.	4.04
Shinhan Financial Group Co. Ltd.	3.09
NAVER Corp.	3.03
POSCO	2.86
Hyundai Mobis Co. Ltd.	2.78
KB Financial Group Inc.	2.58
Kia Motors Corp.	1.97
Korea Electric Power Corp.	1.89

TOTAL	47.89%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI TAIWAN ETF

Performance as of February 28, 2015

The iShares MSCI Taiwan ETF (the “Fund”) seeks to track the investment results of an index composed of Taiwanese equities, as represented by the MSCI Taiwan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -1.28%, net of fees, while the total return for the Index was -0.95%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.75%	16.05%	16.45%	15.75%	16.05%	16.45%
5 Years	8.82%	8.88%	9.29%	52.62%	53.02%	55.93%
10 Years	5.47%	5.23%	6.15%	70.39%	66.49%	81.55%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.20	$3.05	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Information Technology	58.89%
Financials	17.02
Materials	9.14
Telecommunication Services	4.46
Consumer Discretionary	4.33
Industrials	3.06
Consumer Staples	2.57
Energy	0.48
Health Care	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Taiwan Semiconductor Manufacturing Co. Ltd.	23.46%
Hon Hai Precision Industry Co. Ltd.	6.89
MediaTek Inc.	4.23
Cathay Financial Holding Co. Ltd.	2.49
Chunghwa Telecom Co. Ltd.	2.36
Fubon Financial Holding Co. Ltd.	2.36
Delta Electronics Inc.	2.35
Nan Ya Plastics Corp.	2.05
Formosa Plastics Corp.	2.02
China Steel Corp.	1.94

TOTAL	50.15%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI THAILAND CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Thailand Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Thai equities, as represented by the MSCI Thailand Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -1.22%, net of fees, while the total return for the Index was -1.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	21.58%	21.52%	21.82%	21.58%	21.52%	21.82%
5 Years	17.28%	17.20%	17.78%	121.87%	121.14%	126.61%
Since Inception	10.22%	10.19%	10.57%	96.29%	95.94%	100.64%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Index performance through February 11, 2013 reflects the performance of the MSCI Thailand Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Thailand Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$987.80	$3.06	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	31.17%
Energy	16.91
Telecommunication Services	10.05
Materials	9.70
Industrials	9.14
Consumer Staples	7.93
Consumer Discretionary	5.49
Health Care	3.90
Information Technology	3.56
Utilities	2.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

PTT PCL NVDR	8.30%
Siam Commercial Bank PCL (The) NVDR	6.75
Kasikornbank PCL Foreign	6.23
Advanced Info Service PCL NVDR	5.98
CP ALL PCL NVDR	4.30
PTT Exploration & Production PCL NVDR	3.85
Siam Cement PCL (The) Foreign	3.62
Kasikornbank PCL NVDR	3.51
Airports of Thailand PCL NVDR	3.28
True Corp. PCL NVDR	2.74

TOTAL	48.56%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.01%

AIR FREIGHT & LOGISTICS — 0.48%
Toll Holdings Ltd.	1,169,793	$8,185,962

		8,185,962
AIRLINES — 0.13%
Qantas Airways Ltd.[a]	945,099	2,137,953

		2,137,953
BANKS — 36.73%
Australia & New Zealand Banking Group Ltd.	4,729,922	130,840,935
Bank of Queensland Ltd.	629,681	6,880,644
Bendigo & Adelaide Bank Ltd.	769,884	7,725,675
Commonwealth Bank of Australia	2,781,918	200,160,074
National Australia Bank Ltd.	4,060,203	120,450,906
Westpac Banking Corp.	5,334,618	158,675,559

		624,733,793
BEVERAGES — 0.75%
Coca-Cola Amatil Ltd.	983,097	8,010,695
Treasury Wine Estates Ltd.	1,117,664	4,750,444

		12,761,139
BIOTECHNOLOGY — 3.46%
CSL Ltd.	814,695	58,821,685

		58,821,685
CAPITAL MARKETS — 1.82%
Macquarie Group Ltd.	496,249	28,301,661
Platinum Asset Management Ltd.	399,375	2,635,309

		30,936,970
CHEMICALS — 1.12%
Incitec Pivot Ltd.	2,841,007	9,050,859
Orica Ltd.	639,861	9,926,872

		18,977,731
COMMERCIAL SERVICES & SUPPLIES — 1.37%
Brambles Ltd.	2,683,917	23,319,282

		23,319,282
CONSTRUCTION & ENGINEERING — 0.18%
Leighton Holdings Ltd.	174,323	3,006,023

		3,006,023
CONSTRUCTION MATERIALS — 0.92%
Boral Ltd.	1,343,658	6,457,735
James Hardie Industries PLC	768,532	9,107,747

		15,565,482

Security	Shares	Value
CONTAINERS & PACKAGING — 1.30%
Amcor Ltd./Australia	2,071,436	$22,148,552

		22,148,552
DIVERSIFIED FINANCIAL SERVICES — 0.68%
ASX Ltd.	332,330	11,482,197

		11,482,197
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.32%
Telstra Corp. Ltd.	7,342,029	36,608,222
TPG Telecom Ltd.	476,926	2,844,652

		39,452,874
ELECTRIC UTILITIES — 0.20%
AusNet Services	2,939,890	3,371,257

		3,371,257
ENERGY EQUIPMENT & SERVICES — 0.16%
WorleyParsons Ltd.	357,552	2,798,738

		2,798,738
FOOD & STAPLES RETAILING — 6.95%
Wesfarmers Ltd.	1,927,735	66,166,787
Woolworths Ltd.	2,167,170	52,094,984

		118,261,771
GAS UTILITIES — 0.81%
APA Group	1,911,462	13,750,050

		13,750,050
HEALTH CARE EQUIPMENT & SUPPLIES — 0.41%
Cochlear Ltd.	97,953	6,932,747

		6,932,747
HEALTH CARE PROVIDERS & SERVICES — 1.54%
Healthscope Ltd.[a]	1,932,665	4,432,485
Ramsay Health Care Ltd.	225,484	11,807,691
Sonic Healthcare Ltd.	653,641	9,946,234

		26,186,410
HOTELS, RESTAURANTS & LEISURE — 1.40%
Crown Resorts Ltd.	625,188	7,487,299
Flight Centre Travel Group Ltd.[b]	94,965	3,067,015
Tabcorp Holdings Ltd.[a]	104,885	376,833
Tabcorp Holdings Ltd. New	1,315,006	5,218,658
Tatts Group Ltd.	2,471,192	7,698,616

		23,848,421
INSURANCE — 6.07%
AMP Ltd.	5,077,352	26,627,794
Insurance Australia Group Ltd.	4,019,698	19,193,155
Medibank Pvt Ltd.[a]	4,727,592	9,473,339
QBE Insurance Group Ltd.	2,339,853	23,791,446

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2015

Security	Shares	Value
Suncorp Group Ltd.	2,208,623	$24,168,621

		103,254,355
IT SERVICES — 0.47%
Computershare Ltd.	811,572	7,991,546

		7,991,546
MEDIA — 0.20%
REA Group Ltd.	90,440	3,469,512

		3,469,512
METALS & MINING — 12.56%
Alumina Ltd.[a]	4,335,500	6,244,247
BHP Billiton Ltd.	5,510,736	145,150,250
Fortescue Metals Group Ltd.	2,672,599	5,209,023
Iluka Resources Ltd.	718,745	4,422,018
Newcrest Mining Ltd.[a]	1,315,814	14,821,031
Rio Tinto Ltd.	748,038	37,713,781

		213,560,350
MULTI-UTILITIES — 0.80%
AGL Energy Ltd.	1,152,922	13,581,869

		13,581,869
MULTILINE RETAIL — 0.19%
Harvey Norman Holdings Ltd.	953,228	3,297,936

		3,297,936
OIL, GAS & CONSUMABLE FUELS — 4.14%
Caltex Australia Ltd.	231,743	6,682,660
Origin Energy Ltd.	1,896,893	18,129,324
Santos Ltd.	1,685,239	10,473,820
Woodside Petroleum Ltd.	1,272,918	35,052,531

		70,338,335
PROFESSIONAL SERVICES — 0.62%
ALS Ltd.	682,856	3,052,027
Seek Ltd.	556,972	7,537,919

		10,589,946
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.43%
Dexus Property Group	1,553,744	9,607,926
Federation Centres	2,450,714	5,716,524
Goodman Group	2,996,237	14,634,701
GPT Group (The)	2,893,308	10,644,264
Mirvac Group	6,346,706	10,333,200
Novion Property Group	3,665,413	7,057,992
Scentre Group	9,139,870	27,615,343
Stockland	4,031,930	14,801,609
Westfield Corp.	3,388,963	26,023,095

		126,434,654

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.75%
Lend Lease Group	941,746	$12,789,583

		12,789,583
ROAD & RAIL — 1.30%
Asciano Ltd.	1,674,377	8,492,809
Aurizon Holdings Ltd.	3,668,927	13,583,864

		22,076,673
TRANSPORTATION INFRASTRUCTURE — 1.75%
Sydney Airport	1,864,159	7,529,320
Transurban Group	3,108,945	22,266,771

		29,796,091

TOTAL COMMON STOCKS
(Cost: $1,768,818,669)		1,683,859,887

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	143,721	143,721
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	8,388	8,388
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	571,200	571,200

		723,309

TOTAL SHORT-TERM INVESTMENTS
(Cost: $723,309)		723,309

TOTAL INVESTMENTS IN SECURITIES — 99.05%
(Cost: $1,769,541,978)		1,684,583,196
Other Assets, Less Liabilities — 0.95%		16,150,410

NET ASSETS — 100.00%		$1,700,733,606

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI AUSTRALIA ETF

February 28, 2015

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	144	Mar. 2015	Sydney Futures	$16,665,062	$712,996

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI HONG KONG ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.77%

AIRLINES — 0.69%
Cathay Pacific Airways Ltd.	9,240,000	$20,730,712

		20,730,712
BANKS — 8.04%
Bank of East Asia Ltd.[a]	9,609,610	39,526,599
BOC Hong Kong Holdings Ltd.[a]	27,720,000	97,756,030
Hang Seng Bank Ltd.[a]	5,728,800	104,449,428

		241,732,057
DIVERSIFIED FINANCIAL SERVICES — 6.80%
First Pacific Co. Ltd./Hong Kong	18,480,999	18,801,627
Hong Kong Exchanges and Clearing Ltd.	8,045,800	185,701,436

		204,503,063
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.52%
HKT Trust & HKT Ltd.	20,328,500	26,945,823
PCCW Ltd.	29,568,169	18,872,204

		45,818,027
ELECTRIC UTILITIES — 8.67%
Cheung Kong Infrastructure Holdings Ltd.	3,696,000	31,524,979
CLP Holdings Ltd.	13,860,200	124,654,140
Power Assets Holdings Ltd.	10,164,000	104,582,868

		260,761,987
FOOD PRODUCTS — 0.49%
WH Group Ltd.[b,c]	26,796,000	14,857,010

		14,857,010
GAS UTILITIES — 3.47%
Hong Kong & China Gas Co. Ltd.	46,200,788	104,251,048

		104,251,048
HOTELS, RESTAURANTS & LEISURE — 8.15%
Galaxy Entertainment Group Ltd.[a]	16,633,000	84,500,603
MGM China Holdings Ltd.[a]	7,392,288	17,118,993
Sands China Ltd.	17,740,800	80,978,450
Shangri-La Asia Ltd.	7,392,000	9,988,867
SJM Holdings Ltd.[a]	14,784,000	21,388,376
Wynn Macau Ltd.[a]	11,827,200	31,034,114

		245,009,403
HOUSEHOLD DURABLES — 1.17%
Techtronic Industries Co. Ltd.[a]	10,164,147	35,189,105

		35,189,105

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 7.80%
Hutchison Whampoa Ltd.	15,666,800	$214,534,832
NWS Holdings Ltd.	11,088,000	20,073,048

		234,607,880
INSURANCE — 17.36%
AIA Group Ltd.	88,704,000	522,128,000

		522,128,000
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.53%
Link REIT (The)	16,632,000	106,155,542

		106,155,542
REAL ESTATE MANAGEMENT & DEVELOPMENT — 27.53%
Cheung Kong Holdings Ltd.	10,190,000	201,685,911
Hang Lung Properties Ltd.	16,632,000	47,180,241
Henderson Land Development Co. Ltd.	7,392,601	50,520,325
Hysan Development Co. Ltd.	5,544,000	26,592,500
Kerry Properties Ltd.	4,620,000	15,428,892
New World Development Co. Ltd.	38,808,066	45,786,357
Sino Land Co. Ltd.[a]	22,176,000	36,257,300
Sun Hung Kai Properties Ltd.	12,217,000	191,553,965
Swire Pacific Ltd. Class A	4,620,000	63,145,272
Swire Properties Ltd.	8,870,400	29,451,908
Wharf Holdings Ltd. (The)[a]	11,088,150	80,850,871
Wheelock & Co. Ltd.	7,392,357	39,652,380

		828,105,922
ROAD & RAIL — 1.71%
MTR Corp. Ltd.	11,088,083	51,469,739

		51,469,739
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.62%
ASM Pacific Technology Ltd.[a]	1,848,000	18,752,954

		18,752,954
TEXTILES, APPAREL & LUXURY GOODS — 2.22%
Li & Fung Ltd.[a]	44,352,000	45,350,220
Yue Yuen Industrial Holdings Ltd.	5,544,000	21,517,049

		66,867,269

TOTAL COMMON STOCKS
(Cost: $2,890,163,141)		3,000,939,718

SHORT-TERM INVESTMENTS — 3.46%

MONEY MARKET FUNDS — 3.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	93,712,688	93,712,688

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI HONG KONG ETF

February 28, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	5,469,298	$5,469,298
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	4,789,052	4,789,052

		103,971,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $103,971,038)		103,971,038

TOTAL INVESTMENTS IN SECURITIES — 103.23%
(Cost: $2,994,134,179)		3,104,910,756
Other Assets, Less Liabilities — (3.23)%		(97,237,852)

NET ASSETS — 100.00%		$3,007,672,904

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
Hang Seng Index	37	Mar. 2015	Hong Kong Futures	$5,914,409	$18,303

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 0.05%
Jamco Corp.	2,000	$51,947

		51,947
AIR FREIGHT & LOGISTICS — 0.28%
Kintetsu World Express Inc.	2,000	90,844
Konoike Transport Co. Ltd.	2,000	41,056
Mitsui-Soko Holdings Co. Ltd.	20,000	67,422
Shibusawa Warehouse Co. Ltd. (The)	20,000	61,232
Yusen Logistics Co. Ltd.	4,000	51,596

		312,150
AUTO COMPONENTS — 3.79%
Aisan Industry Co. Ltd.	6,000	54,858
Akebono Brake Industry Co. Ltd.	14,000	52,231
Calsonic Kansei Corp.	20,000	119,286
Eagle Industry Co. Ltd.	4,000	83,082
Exedy Corp.	6,000	140,382
FCC Co. Ltd.	6,000	100,581
Futaba Industrial Co. Ltd.	10,000	46,928
G-Tekt Corp.	4,000	36,639
Keihin Corp.	8,000	133,908
KYB Co. Ltd.	40,000	154,252
Mitsuba Corp.	6,000	109,716
Musashi Seimitsu Industry Co. Ltd.	4,000	83,918
Nifco Inc./Japan	10,000	343,804
Nippon Seiki Co. Ltd.	8,000	154,318
Nissan Shatai Co. Ltd.	16,000	211,870
Nissin Kogyo Co. Ltd.	8,000	127,015
Pacific Industrial Co. Ltd.	8,000	68,259
Piolax Inc.	2,000	88,837
Press Kogyo Co. Ltd.	20,000	78,799
Riken Corp.	20,000	79,635
Sanden Corp.	20,000	100,213
Showa Corp.	10,000	105,149
Sumitomo Riko Co. Ltd.	8,000	69,396
Tachi-S Co. Ltd.	4,000	55,444
Taiho Kogyo Co. Ltd.	4,000	47,346
Takata Corp.[a]	6,000	68,660
Tokai Rika Co. Ltd.	10,000	212,974
Topre Corp.	8,000	117,579
Toyo Tire & Rubber Co. Ltd.	18,000	406,541
Toyota Boshoku Corp.	14,000	177,657
TPR Co. Ltd.	4,000	99,979
TS Tech Co. Ltd.	10,000	278,556

Security	Shares	Value
Unipres Corp.	8,000	$151,709
Yorozu Corp.	4,000	80,673

		4,240,194
BANKS — 6.11%
77 Bank Ltd. (The)	60,000	365,385
Aichi Bank Ltd. (The)	2,000	108,913
Ashikaga Holdings Co. Ltd.	20,000	84,989
Awa Bank Ltd. (The)	40,000	231,545
Bank of Iwate Ltd. (The)	2,000	91,012
Bank of Nagoya Ltd. (The)	40,000	153,248
Bank of Saga Ltd. (The)	20,000	53,369
Bank of the Ryukyus Ltd.	8,000	122,264
Chiba Kogyo Bank Ltd. (The)	8,000	57,752
Daishi Bank Ltd. (The)	60,000	224,351
Eighteenth Bank Ltd. (The)	40,000	128,487
Higashi-Nippon Bank Ltd. (The)	20,000	65,080
Higo Bank Ltd. (The)	40,000	246,936
Hokkoku Bank Ltd. (The)	60,000	218,328
Hokuetsu Bank Ltd. (The)	40,000	83,316
Hyakugo Bank Ltd. (The)	40,000	195,073
Hyakujushi Bank Ltd. (The)	40,000	142,540
Jimoto Holdings Inc.	30,000	61,734
Juroku Bank Ltd. (The)	60,000	234,891
Kagoshima Bank Ltd. (The)	40,000	277,385
Kansai Urban Banking Corp.	4,000	44,368
Keiyo Bank Ltd. (The)	40,000	235,225
Kiyo Bank Ltd. (The)	14,000	193,818
Mie Bank Ltd. (The)	20,000	50,190
Minato Bank Ltd. (The)	40,000	102,054
Miyazaki Bank Ltd. (The)	20,000	78,966
Musashino Bank Ltd. (The)	6,000	216,822
Nanto Bank Ltd. (The)	40,000	143,879
Nishi-Nippon City Bank Ltd. (The)	140,000	448,534
North Pacific Bank Ltd.	70,000	274,039
Ogaki Kyoritsu Bank Ltd. (The)	60,000	209,294
Oita Bank Ltd. (The)	40,000	152,913
San-in Godo Bank Ltd. (The)	20,000	172,153
Senshu Ikeda Holdings Inc.	44,000	206,851
Shiga Bank Ltd. (The)	40,000	239,240
Tochigi Bank Ltd. (The)	20,000	104,730
Toho Bank Ltd. (The)	40,000	165,293
Tokyo TY Financial Group Inc.[b]	4,530	134,144
TOMONY Holdings Inc.	30,000	140,282
Towa Bank Ltd. (The)	60,000	53,202
Tsukuba Bank Ltd.	16,000	57,552

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Yamagata Bank Ltd. (The)	20,000	$90,175
Yamanashi Chuo Bank Ltd. (The)	40,000	183,697

		6,844,019
BEVERAGES — 1.09%
Coca-Cola East Japan Co. Ltd.	16,066	283,031
Coca-Cola West Co. Ltd.	14,000	211,034
Ito EN Ltd.[a]	12,000	249,546
Sapporo Holdings Ltd.	60,000	237,400
Takara Holdings Inc.	34,000	234,924

		1,215,935
BIOTECHNOLOGY — 0.41%
3-D Matrix Ltd.[a,b]	4,000	61,768
GNI Group Ltd.[a,b]	20,000	47,179
Japan Tissue Engineering Co. Ltd.[b]	4,000	45,740
NanoCarrier Co. Ltd.[a,b]	6,000	62,888
PeptiDream Inc.[b]	1,100	90,359
ReproCELL Inc.[b]	6,000	37,291
Takara Bio Inc.	10,000	118,366

		463,591
BUILDING PRODUCTS — 1.71%
Aica Kogyo Co. Ltd.	10,000	235,058
Central Glass Co. Ltd.	40,000	179,012
Maeda Kosen Co. Ltd.	4,000	36,070
Nichias Corp.	20,000	115,940
Nichiha Corp.	4,000	44,234
Nippon Sheet Glass Co. Ltd.[b]	180,000	185,202
Nitto Boseki Co. Ltd.	40,000	164,624
Noritz Corp.	6,000	99,778
Okabe Co. Ltd.	8,000	75,085
Sankyo Tateyama Inc.	6,000	100,079
Sanwa Holdings Corp.	40,000	286,085
Sekisui Jushi Corp.	6,000	81,509
Takara Standard Co. Ltd.	20,000	165,963
Takasago Thermal Engineering Co. Ltd.	12,000	146,255

		1,914,894
CAPITAL MARKETS — 1.56%
Ichigo Group Holdings Co. Ltd.	34,000	81,911
Ichiyoshi Securities Co. Ltd.	8,000	90,075
IwaiCosmo Holdings Inc.	4,000	50,893
Jafco Co. Ltd.	6,000	231,628
kabu.com Securities Co. Ltd.	18,000	110,519
Kyokuto Securities Co. Ltd.	4,000	63,106
Marusan Securities Co. Ltd.	12,000	88,435
Matsui Securities Co. Ltd.	22,000	205,195

Security	Shares	Value
Mito Securities Co. Ltd.	12,000	$44,770
Monex Group Inc.	32,000	79,769
Okasan Securities Group Inc.	40,000	310,511
Sawada Holdings Co. Ltd.	4,000	28,575
SPARX Group Co. Ltd.	20,000	35,133
Tokai Tokyo Financial Holdings Inc.	44,000	322,790

		1,743,310
CHEMICALS — 6.94%
ADEKA Corp.	18,000	228,717
C Uyemura & Co. Ltd.	2,000	100,381
Chugoku Marine Paints Ltd.	20,000	170,982
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	20,000	106,403
Daiso Co. Ltd.	20,000	72,943
Denki Kagaku Kogyo KK	80,000	311,849
DIC Corp.	160,000	460,412
Fujimi Inc.	4,000	65,348
Fujimori Kogyo Co. Ltd.	2,000	65,749
Ihara Chemical Industry Co. Ltd.	8,000	90,744
Ishihara Sangyo Kaisha Ltd.[b]	60,000	59,727
JSP Corp.	4,000	80,037
Konishi Co. Ltd.	4,000	67,355
Kureha Corp.	20,000	94,023
Lintec Corp.	10,000	238,655
Nihon Nohyaku Co. Ltd.	10,000	116,943
Nihon Parkerizing Co. Ltd.	8,000	197,281
Nippon Kayaku Co. Ltd.	40,000	524,991
Nippon Shokubai Co. Ltd.	23,000	329,575
Nippon Soda Co. Ltd.	20,000	121,628
Nippon Synthetic Chemical Industry Co. Ltd. (The)	9,000	55,260
Nippon Valqua Industries Ltd.	20,000	53,202
Nissan Chemical Industries Ltd.	26,000	507,190
NOF Corp.	20,000	141,035
Sakai Chemical Industry Co. Ltd.	20,000	65,749
Sakata INX Corp.	8,000	83,182
Sanyo Chemical Industries Ltd.	6,000	47,681
Shin-Etsu Polymer Co. Ltd.	10,000	48,266
Showa Denko KK	300,000	404,032
Sumitomo Bakelite Co. Ltd.	40,000	172,320
Taiyo Holdings Co. Ltd.	4,000	143,544
Takasago International Corp.	20,000	92,518
Tenma Corp.	4,000	60,496
Toagosei Co. Ltd.	40,000	181,354
Tokai Carbon Co. Ltd.	40,000	117,445

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Tokuyama Corp.	60,000	$132,502
Tokyo Ohka Kogyo Co. Ltd.	8,000	280,062
Tosoh Corp.	100,000	501,067
Toyo Ink SC Holdings Co. Ltd.	40,000	197,415
Toyobo Co. Ltd.	180,000	252,959
Ube Industries Ltd./Japan	220,000	358,861
Zeon Corp.	40,000	375,758

		7,775,641
COMMERCIAL SERVICES & SUPPLIES — 1.88%
Aeon Delight Co. Ltd.	4,000	94,425
Asukanet Co. Ltd.	2,000	40,989
Daiseki Co. Ltd.	8,060	140,710
Duskin Co. Ltd.	10,000	166,548
Itoki Corp.	8,000	44,904
Kokuyo Co. Ltd.	16,000	140,934
Kyodo Printing Co. Ltd.	20,000	64,411
Matsuda Sangyo Co. Ltd.	4,060	51,826
Mitsubishi Pencil Co. Ltd.	4,000	146,054
Moshi Moshi Hotline Inc.	8,000	86,796
Nissha Printing Co. Ltd.	6,000	128,035
Okamura Corp.	14,000	101,535
Oyo Corp.	4,000	55,410
Pilot Corp.	4,000	229,537
Pronexus Inc.	4,000	27,705
Sanix Inc.[a,b]	6,000	20,227
Sato Holdings Corp.	4,000	87,967
Sohgo Security Services Co. Ltd.	12,000	376,427
Toppan Forms Co. Ltd.	10,000	104,814

		2,109,254
COMMUNICATIONS EQUIPMENT — 0.43%
Denki Kogyo Co. Ltd.	20,000	89,171
Hitachi Kokusai Electric Inc.	20,000	278,724
Icom Inc.	2,000	47,229
Japan Radio Co. Ltd.[b]	20,000	63,407

		478,531
CONSTRUCTION & ENGINEERING — 4.20%
Chudenko Corp.	6,000	102,990
COMSYS Holdings Corp.	22,000	266,477
Fudo Tetra Corp.	34,000	71,956
Hazama Ando Corp.	34,000	199,657
Hibiya Engineering Ltd.	4,000	57,150
Kandenko Co. Ltd.	20,000	115,605
Kinden Corp.	20,000	249,948
Kumagai Gumi Co. Ltd.[b]	60,000	199,255
Kyowa Exeo Corp.	16,000	156,460

Security	Shares	Value
Maeda Corp.	20,000	$156,092
Maeda Road Construction Co. Ltd.	20,000	315,195
MIRAIT Holdings Corp.	12,000	125,576
Nippo Corp.	11,000	164,708
Nippon Densetsu Kogyo Co. Ltd.	8,000	127,283
Nippon Koei Co. Ltd.	20,000	83,651
Nippon Road Co. Ltd. (The)	20,000	103,057
Nippon Steel & Sumikin Texeng Co. Ltd.	7,000	33,025
Nishimatsu Construction Co. Ltd.	60,000	228,868
Okumura Corp.	40,000	199,088
OSJB Holdings Corp.	18,000	40,353
Penta-Ocean Construction Co. Ltd.	56,000	206,115
Raito Kogyo Co. Ltd.	10,000	85,324
SHO-BOND Holdings Co. Ltd.	4,000	170,647
Sumitomo Densetsu Co. Ltd.	4,000	42,695
Sumitomo Mitsui Construction Co. Ltd.[a,b]	146,000	216,170
Taihei Dengyo Kaisha Ltd.	1,000	7,094
Taikisha Ltd.	6,000	140,884
Tekken Corp.[a]	20,000	75,787
Toa Corp./Tokyo	40,000	72,609
Toda Corp.	40,000	159,940
Tokyu Construction Co. Ltd.	14,040	87,027
Toshiba Plant Systems & Services Corp.	8,000	118,115
Totetsu Kogyo Co. Ltd.	4,000	93,019
Toyo Construction Co. Ltd.	14,000	60,663
Toyo Engineering Corp.	20,000	61,065
Yahagi Construction Co. Ltd.	6,000	40,453
Yokogawa Bridge Holdings Corp.	6,000	68,911

		4,702,912
CONSTRUCTION MATERIALS — 0.22%
Sumitomo Osaka Cement Co. Ltd.	80,000	245,598

		245,598
CONSUMER FINANCE — 0.71%
Aiful Corp.[b]	58,000	220,268
Hitachi Capital Corp.	10,000	205,529
J Trust Co. Ltd.	16,000	137,455
Jaccs Co. Ltd.	20,000	97,704
Orient Corp.[b]	70,000	115,940
Pocket Card Co. Ltd.	4,000	17,299

		794,195
CONTAINERS & PACKAGING — 0.47%
FP Corp.	4,000	138,860

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Fuji Seal International Inc.	4,000	$120,122
Pack Corp. (The)	4,000	82,279
Rengo Co. Ltd.	40,000	184,700

		525,961
DISTRIBUTORS — 0.36%
Canon Marketing Japan Inc.	10,000	191,894
Chori Co. Ltd.	2,000	31,704
Doshisha Co. Ltd.	4,000	69,029
Happinet Corp.	2,000	23,221
Paltac Corp.	6,000	83,868

		399,716
DIVERSIFIED CONSUMER SERVICES — 0.06%
JP-Holdings Inc./Japan[a]	12,000	37,040
Tsukada Global Holdings Inc.	4,000	26,534

		63,574
DIVERSIFIED FINANCIAL SERVICES — 0.96%
Century Tokyo Leasing Corp.	8,080	209,528
Financial Products Group Co. Ltd.[a]	4,000	94,157
Fuyo General Lease Co. Ltd.	4,000	139,696
IBJ Leasing Co. Ltd.	4,000	82,580
Japan Securities Finance Co. Ltd.	20,000	109,415
Ricoh Leasing Co. Ltd.	4,000	116,943
Zenkoku Hosho Co. Ltd.	10,000	326,237

		1,078,556
ELECTRIC UTILITIES — 0.37%
Hokkaido Electric Power Co. Inc.[b]	36,000	281,267
Okinawa Electric Power Co. Inc. (The)	4,000	135,848

		417,115
ELECTRICAL EQUIPMENT — 1.56%
Chiyoda Integre Co. Ltd.	2,000	39,517
Cosel Co. Ltd.	4,000	44,669
Daihen Corp.	20,000	101,384
Denyo Co. Ltd.	2,000	31,018
Fujikura Ltd.	60,000	248,442
Furukawa Electric Co. Ltd.	140,000	248,275
Futaba Corp./Chiba	6,000	96,516
GS Yuasa Corp.	80,000	361,370
Idec Corp./Japan	6,000	51,947
Nitto Kogyo Corp.	6,000	107,708
SWCC Showa Holdings Co. Ltd.[a,b]	40,000	33,126
Takaoka Toko Co. Ltd.	2,000	30,750
Tatsuta Electric Wire and Cable Co. Ltd.	8,000	33,460
Toyo Tanso Co. Ltd.	2,000	38,596

Security	Shares	Value
Ushio Inc.	22,000	$275,863

		1,742,641
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.11%
Ai Holdings Corp.	8,000	160,207
Alps Electric Co. Ltd.	36,000	810,072
Amano Corp.	12,000	144,347
Anritsu Corp.	28,000	199,791
Azbil Corp.	12,000	322,222
Canon Electronics Inc.	4,000	76,390
Daiwabo Holdings Co. Ltd.	40,000	66,920
Elematec Corp.	2,000	48,133
Enplas Corp.	2,000	85,324
HORIBA Ltd.	6,000	219,332
Hosiden Corp.	12,000	68,359
Iriso Electronics Co. Ltd.	2,000	139,864
Japan Aviation Electronics Industry Ltd.	10,000	238,655
Japan Cash Machine Co. Ltd.[a]	4,000	58,455
Kaga Electronics Co. Ltd.	4,000	48,952
Koa Corp.	6,000	59,877
Macnica Inc.	2,000	62,152
Maruwa Co. Ltd./Aichi	2,000	44,151
Mitsumi Electric Co. Ltd.	18,000	135,363
Nichicon Corp.	10,000	91,346
Nippon Ceramic Co. Ltd.	4,000	55,678
Nippon Chemi-Con Corp.[b]	20,000	65,247
Nippon Signal Co. Ltd. (The)	12,000	121,661
Nohmi Bosai Ltd.	4,000	47,614
Oki Electric Industry Co. Ltd.	140,000	313,857
Ryosan Co. Ltd.	6,000	152,579
Ryoyo Electro Corp.	4,000	44,067
SIIX Corp.	2,000	49,036
Taiyo Yuden Co. Ltd.	20,000	242,586
Topcon Corp.	16,000	333,397
Toyo Corp./Chuo-ku	6,000	61,031
UKC Holdings Corp.	2,000	33,059

		4,599,724
ENERGY EQUIPMENT & SERVICES — 0.21%
Japan Drilling Co. Ltd.[a]	2,000	70,685
Modec Inc.[a]	4,000	66,820
Shinko Plantech Co. Ltd.	8,000	63,574
Toyo Kanetsu KK	20,000	39,650

		240,729

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
FOOD & STAPLES RETAILING — 3.12%
Ain Pharmaciez Inc.	4,000	$155,757
Arcs Co. Ltd.	6,000	123,217
Belc Co. Ltd.	2,000	54,456
Cawachi Ltd.	4,000	68,460
Cocokara fine Inc.	4,000	113,765
Cosmos Pharmaceutical Corp.	2,000	305,659
CREATE SD HOLDINGS Co. Ltd.	2,000	69,012
Heiwado Co. Ltd.	6,000	130,796
Kasumi Co. Ltd.	8,000	65,181
Kato Sangyo Co. Ltd.	4,000	80,137
Matsumotokiyoshi Holdings Co. Ltd.	8,000	267,012
Ministop Co. Ltd.	4,000	53,804
Mitsubishi Shokuhin Co. Ltd.	2,000	41,742
San-A Co. Ltd.	4,000	139,696
Sugi Holdings Co. Ltd.	8,000	388,138
Sundrug Co. Ltd.	6,000	295,119
Tsuruha Holdings Inc.	6,000	405,538
UNY Group Holdings Co. Ltd.	40,000	231,210
Valor Co. Ltd.	8,000	166,364
Welcia Holdings Co. Ltd.	4,000	147,560
Yaoko Co. Ltd.	2,000	134,510
Yokohama Reito Co. Ltd.	8,000	56,280

		3,493,413
FOOD PRODUCTS — 3.23%
Ariake Japan Co. Ltd.	4,000	109,415
Dydo Drinco Inc.	2,000	82,981
Ezaki Glico Co. Ltd.	8,000	349,324
Fuji Oil Co. Ltd./Osaka	12,000	166,833
Fujiya Co. Ltd.[b]	20,000	32,624
Hokuto Corp.	4,000	82,044
House Foods Group Inc.	12,000	250,952
Itoham Foods Inc.	40,000	216,488
J-Oil Mills Inc.	20,000	71,438
Kagome Co. Ltd.	16,000	241,850
Kameda Seika Co. Ltd.	2,000	77,293
Kewpie Corp.	20,000	476,641
KEY Coffee Inc.	4,000	60,964
Marudai Food Co. Ltd.	20,000	67,422
Maruha Nichiro Corp.	8,000	118,851
MEGMILK SNOW BRAND Co. Ltd.	8,000	103,124
Mitsui Sugar Co. Ltd.	20,000	71,103
Morinaga & Co. Ltd./Japan	40,000	125,141
Morinaga Milk Industry Co. Ltd.	40,000	156,928
Nichirei Corp.	40,000	206,115

Security	Shares	Value
Nippon Beet Sugar Manufacturing Co. Ltd.	20,000	$34,966
Nippon Flour Mills Co. Ltd.	20,000	98,373
Nippon Suisan Kaisha Ltd.[b]	48,000	160,609
Nisshin OilliO Group Ltd. (The)	20,000	74,784
Prima Meat Packers Ltd.	20,000	47,848
Sakata Seed Corp.	6,000	96,767
Warabeya Nichiyo Co. Ltd.	2,000	33,159

		3,614,037
GAS UTILITIES — 0.06%
Shizuoka Gas Co. Ltd.	10,000	71,270

		71,270
HEALTH CARE EQUIPMENT & SUPPLIES — 1.58%
Asahi Intecc Co. Ltd.	4,000	239,910
Eiken Chemical Co. Ltd.	4,000	61,199
Fukuda Denshi Co. Ltd.	2,000	102,723
Hogy Medical Co. Ltd.	2,000	102,556
JEOL Ltd.	20,000	92,685
Mani Inc.	2,000	124,137
Nagaileben Co. Ltd.	4,000	72,542
Nakanishi Inc.	4,000	153,917
Nihon Kohden Corp.	8,000	411,560
Nikkiso Co. Ltd.	12,000	100,782
Nipro Corp.	22,000	208,323
Paramount Bed Holdings Co. Ltd.	4,000	105,232

		1,775,566
HEALTH CARE PROVIDERS & SERVICES — 0.65%
AS ONE Corp.	2,000	59,141
BML Inc.	2,000	56,297
Message Co. Ltd.	2,000	53,620
Nichii Gakkan Co.	10,000	97,034
Ship Healthcare Holdings Inc.	6,000	129,842
Toho Holdings Co. Ltd.	10,000	170,814
Tokai Corp./Gifu	2,000	63,658
Tsukui Corp.	6,000	48,685
Vital KSK Holdings Inc.	6,000	47,932

		727,023
HOTELS, RESTAURANTS & LEISURE — 3.04%
Accordia Golf Co. Ltd.	12,000	118,650
Atom Corp.	10,000	64,829
Colowide Co. Ltd.[a]	12,000	162,617
Create Restaurants Holdings Inc.	4,000	51,127
Doutor Nichires Holdings Co. Ltd.	6,000	89,941
Fuji Kyuko Co. Ltd.	20,000	205,111
Fujita Kanko Inc.	20,000	81,977

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Hiday Hidaka Corp.	2,400	$61,232
Hiramatsu Inc.	6,000	32,122
HIS Co. Ltd.	8,000	269,020
Ichibanya Co. Ltd.	2,000	87,331
Kappa Create Holdings Co. Ltd.[b]	6,000	56,966
Kisoji Co. Ltd.	4,000	71,170
KNT-CT Holdings Co. Ltd.[b]	20,000	26,768
Kura Corp.	2,000	66,920
Kyoritsu Maintenance Co. Ltd.[a]	2,000	108,578
MOS Food Services Inc.	6,000	124,673
Ohsho Food Service Corp.	2,000	74,616
PGM Holdings KKb	4,000	46,275
Plenus Co. Ltd.	4,000	76,624
Resorttrust Inc.	14,000	338,216
Ringer Hut Co. Ltd.[a]	4,000	70,066
Round One Corp.	14,000	79,987
Royal Holdings Co. Ltd.	6,000	94,809
Saizeriya Co. Ltd.	6,000	107,508
St. Marc Holdings Co. Ltd.	2,000	130,495
Tokyo Dome Corp.	40,000	192,731
Tokyotokeiba Co. Ltd.	20,000	52,533
Toridoll.corp.	4,000	56,180
Tosho Co. Ltd.	2,000	46,978
WATAMI Co. Ltd.[a]	4,000	39,048
Yomiuri Land Co. Ltd.	6,000	23,991
Yoshinoya Holdings Co. Ltd.	10,000	108,411
Zensho Holdings Co. Ltd.[a]	20,000	183,529

		3,401,029
HOUSEHOLD DURABLES — 2.18%
Alpine Electronics Inc.	8,000	143,544
Chofu Seisakusho Co. Ltd.	4,000	103,727
Clarion Co. Ltd.[a,b]	20,000	66,586
Cleanup Corp.	4,000	31,486
Corona Corp.	4,000	38,881
Foster Electric Co. Ltd.	4,000	95,930
France Bed Holdings Co. Ltd.	20,000	30,616
Fujitsu General Ltd.	20,000	222,510
Funai Electric Co. Ltd.	4,000	47,079
Haseko Corp.	56,000	522,314
JVC Kenwood Corp.[b]	28,000	91,581
Misawa Homes Co. Ltd.	6,000	52,248
PanaHome Corp.	20,000	130,495
Pioneer Corp.[b]	58,000	116,927
Sangetsu Co. Ltd.	6,000	174,160
Starts Corp. Inc.	4,000	57,016

Security	Shares	Value
Sumitomo Forestry Co. Ltd.	28,000	$292,308
Takamatsu Construction Group Co. Ltd.	2,000	43,749
Tamron Co. Ltd.	4,000	78,899
Token Corp.	1,420	62,837
West Holdings Corp.	4,000	36,806

		2,439,699
HOUSEHOLD PRODUCTS — 0.63%
Earth Chemical Co. Ltd.	2,000	66,084
Lion Corp.	40,000	228,199
Pigeon Corp.	6,000	416,579

		710,862
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.01%
Eneres Co. Ltd.[a,b]	4,000	14,555

		14,555
INDUSTRIAL CONGLOMERATES — 0.35%
Katakura Industries Co. Ltd.	4,000	40,152
Nisshinbo Holdings Inc.	26,000	264,470
TOKAI Holdings Corp.	18,000	87,331

		391,953
INTERNET & CATALOG RETAIL — 0.46%
ASKUL Corp.[a]	4,000	78,196
Belluna Co. Ltd.	10,000	45,673
Ikyu Corp.	4,000	57,920
Senshukai Co. Ltd.	6,000	42,411
Start Today Co. Ltd.	12,000	292,308

		516,508
INTERNET SOFTWARE & SERVICES — 0.99%
COOKPAD Inc.[a]	4,000	161,445
Dena Co. Ltd.	22,000	263,165
F@N Communications Inc.	6,000	57,920
GMO Internet Inc.	14,000	145,569
Gree Inc.[a]	22,000	129,374
Gurunavi Inc.	6,000	92,952
Infomart Corp.	8,000	64,913
Internet Initiative Japan Inc.[a]	6,000	118,499
SMS Co. Ltd.	4,000	45,439
UNITED Inc./Japan[a]	2,000	27,019

		1,106,295
IT SERVICES — 1.78%
Digital Garage Inc.	6,000	99,628
DTS Corp.	4,000	78,197
Future Architect Inc.	4,000	25,095
GMO Payment Gateway Inc.	4,074	89,765

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Ines Corp.	6,000	$45,221
Information Services International-Dentsu Ltd.	2,000	18,888
IT Holdings Corp.	16,048	283,251
NEC Networks & System Integration Corp.	4,000	79,468
NET One Systems Co. Ltd.	18,000	123,468
Nihon Unisys Ltd.	12,000	117,646
NS Solutions Corp.	4,000	112,092
OBIC Co. Ltd.	14,000	520,557
SCSK Corp.	10,056	276,331
Transcosmos Inc.	6,000	120,557

		1,990,164
LEISURE PRODUCTS — 0.47%
Daikoku Denki Co. Ltd.	2,000	29,311
Dunlop Sports Co. Ltd.	2,000	21,448
Fields Corp.	2,000	26,233
Heiwa Corp.	8,000	168,372
Mars Engineering Corp.	2,000	37,141
Mizuno Corp.	20,000	99,711
Tomy Co. Ltd.	12,000	74,884
Universal Entertainment Corp.	4,000	68,794

		525,894
LIFE SCIENCES TOOLS & SERVICES — 0.11%
Chiome Bioscience Inc.[a,b]	4,000	43,632
CMIC Holdings Co. Ltd.[a]	2,000	32,490
EPS Holdings Inc.	4,000	50,157

		126,279
MACHINERY — 7.32%
Aichi Corp.	6,000	29,612
Aida Engineering Ltd.	10,000	109,331
Asahi Diamond Industrial Co. Ltd.	12,000	133,506
Bando Chemical Industries Ltd.	20,000	75,285
CKD Corp.	12,000	109,616
Daifuku Co. Ltd.	18,000	234,288
Daiwa Industries Ltd.	6,500	40,780
DMG Mori Seiki Co. Ltd.	24,000	347,718
Ebara Corp.	80,000	341,294
Fuji Machine Manufacturing Co. Ltd.	14,000	159,153
Fujitec Co. Ltd.	16,000	161,680
Fukushima Industries Corp.	2,000	28,341
Furukawa Co. Ltd.	60,000	104,396
Giken Ltd.	2,000	32,222
Glory Ltd.	12,000	323,226
Harmonic Drive Systems Inc.	4,000	71,304

Security	Shares	Value
Hitachi Koki Co. Ltd.	10,000	$78,130
Hitachi Zosen Corp.	32,000	180,685
Hoshizaki Electric Co. Ltd.	8,000	474,466
Iseki & Co. Ltd.	40,000	80,974
Japan Steel Works Ltd. (The)	60,000	247,438
Juki Corp.	20,000	73,278
Kitz Corp.	18,000	91,397
Komori Corp.	10,000	112,677
Kyokuto Kaihatsu Kogyo Co. Ltd.	6,000	68,008
Makino Milling Machine Co. Ltd.	20,000	168,472
Max Co. Ltd.	4,000	46,610
Meidensha Corp.	40,000	132,502
Mitsui Engineering & Shipbuilding Co. Ltd.	160,000	279,727
Miura Co. Ltd.	16,000	186,708
Nachi-Fujikoshi Corp.	20,000	113,765
Namura Shipbuilding Co. Ltd.	10,000	95,613
Nippon Sharyo Ltd.	20,000	62,236
Nippon Thompson Co. Ltd.	20,000	103,057
Nitta Corp.	4,000	104,730
Nitto Kohki Co. Ltd.	2,000	36,371
Noritake Co. Ltd./Nagoya Japan	20,000	48,350
NTN Corp.	100,000	500,230
Obara Group Inc.	2,000	110,251
Oiles Corp.	5,296	92,856
OKUMA Corp.	20,000	192,898
OSG Corp.	16,000	307,432
Ryobi Ltd.	20,000	58,723
Shibuya Kogyo Co. Ltd.	2,000	36,539
Shima Seiki Manufacturing Ltd.	6,000	102,338
ShinMaywa Industries Ltd.	20,000	217,157
Sintokogio Ltd.	10,000	71,689
Sodick Co. Ltd.	8,000	78,631
Star Micronics Co. Ltd.	8,000	103,727
Tadano Ltd.	20,000	259,149
Takeuchi Manufacturing Co. Ltd.	2,000	77,293
Takuma Co. Ltd.	20,000	162,115
Teikoku Sen-I Co. Ltd.	4,000	59,526
Tocalo Co. Ltd.	4,000	76,892
Torishima Pump Manufacturing Co. Ltd.[a]	4,000	30,549
Toshiba Machine Co. Ltd.	20,000	77,628
Tsubakimoto Chain Co.	20,000	161,278
Tsugami Corp.	20,000	122,966
Tsurumi Manufacturing Co. Ltd.	2,000	32,657

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Union Tool Co.	2,000	$56,631
YAMABIKO Corp.	2,000	86,327
Yushin Precision Equipment Co. Ltd.	2,000	37,542

		8,199,970
MARINE — 0.62%
Iino Kaiun Kaisha Ltd.	18,000	97,419
Kawasaki Kisen Kaisha Ltd.	180,000	548,078
NS United Kaiun Kaisha Ltd.	20,000	50,860

		696,357
MEDIA — 1.99%
Adways Inc.[a,b]	4,000	33,126
Asatsu-DK Inc.	6,000	164,122
Avex Group Holdings Inc.	8,000	130,829
CyberAgent Inc.	10,000	516,124
Daiichikosho Co. Ltd.	8,000	252,290
Gakken Holdings Co. Ltd.	20,000	44,335
Kadokawa Dwango[b]	9,408	163,063
Next Co. Ltd.	4,000	31,452
Shochiku Co. Ltd.	20,000	187,712
SKY Perfect JSAT Holdings Inc.	36,000	218,027
Toei Co. Ltd.	20,000	137,689
Tohokushinsha Film Corp.	4,000	31,687
Tokyo Broadcasting System Holdings Inc.	8,000	94,960
TV Asahi Holdings Corp.	4,000	61,801
USEN Corp.[a,b]	24,580	64,768
ValueCommerce Co. Ltd.	4,000	18,938
Zenrin Co. Ltd.	6,000	75,386

		2,226,309
METALS & MINING — 2.45%
Aichi Steel Corp.	20,000	98,373
Asahi Holdings Inc.	6,000	101,786
Daido Steel Co. Ltd.	60,000	273,537
Dowa Holdings Co. Ltd.	40,000	330,252
Godo Steel Ltd.	20,000	31,954
Kurimoto Ltd.	20,000	39,316
Kyoei Steel Ltd.	4,000	69,731
Mitsubishi Steel Manufacturing Co. Ltd.	20,000	43,331
Mitsui Mining & Smelting Co. Ltd.	120,000	273,035
Nakayama Steel Works Ltd.[b]	40,000	30,783
Neturen Co. Ltd.	6,000	43,666
Nippon Denko Co. Ltd.	20,000	53,034
Nippon Light Metal Holdings Co. Ltd.	102,000	154,436
Nippon Yakin Kogyo Co. Ltd.[a,b]	26,000	52,850

Security	Shares	Value
Nisshin Steel Co. Ltd.	18,000	$251,002
Nittetsu Mining Co. Ltd.	20,000	76,289
Osaka Steel Co. Ltd.	2,000	35,920
OSAKA Titanium Technologies Co. Ltd.	4,000	83,985
Pacific Metals Co. Ltd.[b]	20,000	58,555
Sanyo Special Steel Co. Ltd.	20,000	79,803
Toho Zinc Co. Ltd.	20,000	65,080
Tokyo Rope Manufacturing Co. Ltd.[b]	20,000	34,464
Tokyo Steel Manufacturing Co. Ltd.	20,000	148,731
TOPY Industries Ltd.	40,000	100,046
UACJ Corp.	47,140	130,523
Yodogawa Steel Works Ltd.	20,000	79,803

		2,740,285
MULTILINE RETAIL — 1.29%
Fuji Co. Ltd./Ehime	4,000	70,869
H2O Retailing Corp.	16,135	309,351
Izumi Co. Ltd.	8,000	292,442
Matsuya Co. Ltd.	6,000	90,192
Parco Co. Ltd.	4,000	34,732
Ryohin Keikaku Co. Ltd.	4,000	521,645
Seria Co. Ltd.	4,000	128,487

		1,447,718
OIL, GAS & CONSUMABLE FUELS — 0.44%
Cosmo Oil Co. Ltd.	120,000	172,654
ITOCHU Enex Co. Ltd.	10,000	82,396
Japan Petroleum Exploration Co. Ltd.	6,000	201,263
Nippon Coke & Engineering Co. Ltd.	32,000	32,925

		489,238
PAPER & FOREST PRODUCTS — 0.62%
Daio Paper Corp.	20,000	175,834
Hokuetsu Kishu Paper Co. Ltd.	26,000	129,407
Mitsubishi Paper Mills Ltd.[b]	60,000	44,669
Nippon Paper Industries Co. Ltd.	20,000	348,488

		698,398
PERSONAL PRODUCTS — 1.44%
Aderans Co. Ltd.	4,000	36,472
Artnature Inc.	4,000	37,542
Dr. Ci:Labo Co. Ltd.	2,000	68,761
Euglena Co. Ltd.[a,b]	12,000	200,560
Fancl Corp.	8,000	115,505
Kobayashi Pharmaceutical Co. Ltd.	6,000	411,560
Kose Corp.	6,000	306,161
Mandom Corp.	4,000	135,179
Milbon Co. Ltd.	2,300	66,954

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Noevir Holdings Co. Ltd.	2,000	$38,145
Pola Orbis Holdings Inc.	4,000	191,058

		1,607,897
PHARMACEUTICALS — 2.63%
Fuso Pharmaceutical Industries Ltd.	20,000	54,540
JCR Pharmaceuticals Co. Ltd.	2,000	38,027
Kaken Pharmaceutical Co. Ltd.	20,000	591,409
Kissei Pharmaceutical Co. Ltd.	4,000	113,765
KYORIN Holdings Inc.	10,000	223,932
Mochida Pharmaceutical Co. Ltd.	2,000	122,799
Nichi-Iko Pharmaceutical Co. Ltd.	8,050	162,017
Nippon Shinyaku Co. Ltd.	9,000	302,648
Rohto Pharmaceutical Co. Ltd.	18,000	223,899
Sawai Pharmaceutical Co. Ltd.	6,000	372,914
Seikagaku Corp.	8,000	134,175
Sosei Group Corp.[a,b]	2,000	55,962
Torii Pharmaceutical Co. Ltd.	2,000	55,711
Towa Pharmaceutical Co. Ltd.	2,000	107,407
Tsumura & Co.	12,000	295,822
ZERIA Pharmaceutical Co. Ltd.	6,000	96,667

		2,951,694
PROFESSIONAL SERVICES — 0.87%
Benefit One Inc.	4,000	47,179
en-japan Inc.	2,000	27,103
Meitec Corp.	6,000	188,966
Nihon M&A Center Inc.	6,000	197,750
Nomura Co. Ltd.	8,000	78,163
Temp Holdings Co. Ltd.	10,000	336,693
Weathernews Inc.	2,000	52,031
Yumeshin Holdings Co. Ltd.	6,000	42,611

		970,496
REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.29%
Achilles Corp./Japan	40,000	51,529
Activia Properties Inc.	40	354,678
Advance Residence Investment Corp.	260	650,952
AEON REIT Investment Corp.	160	237,701
Comforia Residential REIT Inc.	80	174,328
Daiwa House REIT Investment Corp.	60	288,594
Daiwa House Residential Investment Corp.	120	270,526
Daiwa Office Investment Corp.	60	343,302
Frontier Real Estate Investment Corp.	100	470,952
Fukuoka REIT Corp.	140	265,841
Global One Real Estate Investment Corp.	40	163,955

Security	Shares	Value
GLP J-REIT	420	$460,245
Hankyu REIT Inc.	100	129,073
Heiwa Real Estate REIT Inc.	160	129,424
Hulic Reit Inc.	140	212,556
Ichigo Real Estate Investment Corp.	140	110,553
Industrial & Infrastructure Fund Investment Corp.	80	392,823
Invesco Office J-Reit Inc.	80	78,631
Invincible Investment Corp.	380	169,426
Japan Excellent Inc.	240	314,593
Japan Hotel REIT Investment Corp.	540	358,660
Japan Logistics Fund Inc.	160	325,635
Japan Rental Housing Investments Inc.	200	153,080
Kenedix Office Investment Corp.	80	455,728
Kenedix Residential Investment Corp.	60	182,944
MID REIT Inc.	40	101,050
Mori Hills REIT Investment Corp.	240	339,688
MORI TRUST Sogo REIT Inc.	200	431,302
Nippon Accommodations Fund Inc.	80	305,826
NIPPON REIT Investment Corp.	40	111,422
Nomura Real Estate Master Fund Inc.	320	393,224
Nomura Real Estate Office Fund Inc.	60	299,134
Nomura Real Estate Residential Fund Inc.	40	232,883
Orix JREIT Inc.	400	572,839
Premier Investment Corp.	40	222,845
Sekisui House SI Residential Investment Corp.	180	213,208
TOKYU REIT Inc.	200	264,001
Top REIT Inc.	40	171,316

		10,404,467
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.40%
Airport Facilities Co. Ltd.	4,000	23,690
Ardepro Co. Ltd.[a,b]	20,000	24,760
Daibiru Corp.	10,000	92,852
Daikyo Inc.	60,000	88,837
Goldcrest Co. Ltd.	4,000	67,790
Heiwa Real Estate Co. Ltd.	8,000	111,222
Jowa Holdings Co. Ltd.	2,000	68,844
Kenedix Inc.	48,000	219,633
Leopalace21 Corp.[b]	50,000	274,374
Open House Co. Ltd.	2,000	46,125
Raysum Co. Ltd.[b]	4,000	39,015
Relo Holdings Inc.	2,000	161,445
Sumitomo Real Estate Sales Co. Ltd.	4,000	107,240

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Sun Frontier Fudousan Co. Ltd.	4,000	$34,029
Takara Leben Co. Ltd.	18,000	95,612
TOC Co. Ltd.	12,000	79,602
Tosei Corp.	6,000	37,894

		1,572,964
ROAD & RAIL — 2.02%
Fukuyama Transporting Co. Ltd.	20,000	107,742
Hitachi Transport System Ltd.	10,000	148,229
Nankai Electric Railway Co. Ltd.	100,000	442,511
Nippon Konpo Unyu Soko Co. Ltd.	12,000	198,151
Nishi-Nippon Railroad Co. Ltd.	60,000	270,526
Sankyu Inc.	40,000	169,643
Seino Holdings Co. Ltd.	29,000	330,403
Senko Co. Ltd.[a]	20,000	115,605
Sotetsu Holdings Inc.	80,000	393,492
Trancom Co. Ltd.	2,000	84,152

		2,260,454
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.93%
DISCO Corp.	6,000	552,093
Megachips Corp.	4,000	47,513
Micronics Japan Co. Ltd.[a]	2,000	57,803
Mimasu Semiconductor Industry Co. Ltd.	4,000	47,279
Mitsui High-Tec Inc.	6,000	42,009
Sanken Electric Co. Ltd.	20,000	143,879
SCREEN Holdings Co. Ltd.	40,000	274,039
Shindengen Electric Manufacturing Co. Ltd.	20,000	106,571
Shinko Electric Industries Co. Ltd.	14,000	103,292
Sumco Corp.	24,000	482,630
Tokyo Seimitsu Co. Ltd.	8,000	178,410
ULVAC Inc.[b]	8,000	121,594

		2,157,112
SOFTWARE — 1.01%
Broadleaf Co. Ltd.	6,000	97,168
Capcom Co. Ltd.	10,000	176,837
Fuji Soft Inc.	4,000	85,993
Justsystems Corp.[b]	8,000	47,714
KLab Inc.[b]	6,000	53,904
Koei Tecmo Holdings Co. Ltd.	6,000	85,073
Marvelous Inc.[a]	6,000	87,532
NSD Co. Ltd.	6,600	97,776
OBIC Business Consultants Ltd.	2,000	68,426

Security	Shares	Value
Square Enix Holdings Co. Ltd.	16,000	$327,509

		1,127,932
SPECIALTY RETAIL — 2.81%
Adastria Holdings Co. Ltd.	2,000	49,237
Alpen Co. Ltd.	4,000	62,771
AOKI Holdings Inc.	8,000	98,775
Aoyama Trading Co. Ltd.	10,000	333,347
Arcland Sakamoto Co. Ltd.	2,000	40,872
Asahi Co. Ltd.	4,000	38,546
Autobacs Seven Co. Ltd.	14,000	222,042
BIC Camera Inc.[a]	14,000	158,100
Chiyoda Co. Ltd.	4,000	93,019
DCM Holdings Co. Ltd.	18,000	132,051
EDION Corp.	16,000	131,164
Geo Holdings Corp.	8,000	90,276
Gulliver International Co. Ltd.	12,000	93,956
Honeys Co. Ltd.	4,000	32,824
Jin Co. Ltd.[a]	2,000	60,563
Joshin Denki Co. Ltd.	7,000	56,506
Joyful Honda Co. Ltd.	2,000	71,856
K’s Holdings Corp.	8,000	246,936
Keiyo Co. Ltd.[a]	6,000	27,153
Kohnan Shoji Co. Ltd.	6,000	68,108
Komeri Co. Ltd.	6,000	142,691
Laox Co. Ltd.[a,b]	20,000	50,525
Nishimatsuya Chain Co. Ltd.	10,000	83,651
Pal Co. Ltd.	2,000	54,373
Paris Miki Holdings Inc.	6,000	24,593
Shimachu Co. Ltd.	10,000	263,499
T-Gaia Corp.	6,000	74,533
Tsutsumi Jewelry Co. Ltd.	2,000	44,753
United Arrows Ltd.	4,000	123,635
VT Holdings Co. Ltd.	16,000	60,228
Xebio Co. Ltd.	4,000	75,687
Yellow Hat Ltd.	2,000	39,416

		3,145,686
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.67%
Eizo Corp.	4,000	90,108
Elecom Co. Ltd.	2,000	40,989
Hitachi Maxell Ltd.	8,000	137,789
Japan Digital Laboratory Co. Ltd.	4,000	54,272
Melco Holdings Inc.[a]	2,000	32,975
Riso Kagaku Corp.	4,000	68,493
Roland DG Corp.	2,000	53,704

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI JAPAN SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Toshiba TEC Corp.	20,000	$121,461
Wacom Co. Ltd./Japan[a]	30,000	156,594

		756,385
TEXTILES, APPAREL & LUXURY GOODS — 1.20%
Descente Ltd.	14,000	168,054
Fujibo Holdings Inc.	20,000	51,361
Gunze Ltd.	40,000	109,080
Japan Wool Textile Co. Ltd. (The)	20,000	133,841
Kurabo Industries Ltd.	40,000	68,928
Onward Holdings Co. Ltd.	20,000	132,001
Sanyo Shokai Ltd.	20,000	49,688
Seiko Holdings Corp.	20,000	107,240
Seiren Co. Ltd.	10,000	88,670
TSI Holdings Co. Ltd.	16,000	102,656
Unitika Ltd.[b]	120,000	56,213
Wacoal Holdings Corp.	20,000	212,807
Yondoshi Holdings Inc.	4,000	67,489

		1,348,028
TRADING COMPANIES & DISTRIBUTORS — 2.92%
Gecoss Corp.	2,000	22,452
Hanwa Co. Ltd.	40,000	155,255
Inaba Denki Sangyo Co. Ltd.	4,000	139,194
Inabata & Co. Ltd.	8,000	77,628
Iwatani Corp.	40,000	270,024
Japan Pulp & Paper Co. Ltd.	20,000	57,552
Kamei Corp.	6,000	44,870
Kanamoto Co. Ltd.	6,000	166,632
Kanematsu Corp.	80,000	118,449
Kuroda Electric Co. Ltd.	6,000	91,597
MISUMI Group Inc.	18,000	720,482
MonotaRO Co. Ltd.	6,000	199,255
Nagase & Co. Ltd.	22,000	285,432
NEC Capital Solutions Ltd.	2,000	32,674
Nippon Steel & Sumikin Bussan Corp.	21,440	74,070
Nishio Rent All Co. Ltd.	2,000	55,126
Onoken Co. Ltd.	4,000	36,104
Sojitz Corp.	242,000	370,455
Trusco Nakayama Corp.	4,000	116,943
Wakita & Co. Ltd.	8,000	77,561
Yamazen Corp.	10,000	79,970
Yuasa Trading Co. Ltd.	4,000	83,282

		3,275,007
TRANSPORTATION INFRASTRUCTURE — 0.45%
Japan Airport Terminal Co. Ltd.	8,000	392,153

Security	Shares	Value
Sumitomo Warehouse Co. Ltd. (The)	20,000	$114,267

		506,420
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Japan Communications Inc.[a,b]	24,000	115,438
WirelessGate Inc.	2,000	50,274

		165,712

TOTAL COMMON STOCKS
(Cost: $108,405,238)		111,613,263

SHORT-TERM INVESTMENTS — 3.03%

MONEY MARKET FUNDS — 3.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	3,183,711	3,183,711
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	185,809	185,809
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	24,481	24,481

		3,394,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,394,001)		3,394,001

TOTAL INVESTMENTS IN SECURITIES — 102.69%
(Cost: $111,799,239)		115,007,264
Other Assets, Less Liabilities — (2.69)%		(3,007,980)

NET ASSETS — 100.00%		$111,999,284

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI MALAYSIA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.36%

AIRLINES — 0.64%
AirAsia Bhd	3,941,500	$2,865,352

		2,865,352
AUTOMOBILES — 1.21%
UMW Holdings Bhd	1,751,400	5,384,437

		5,384,437
BANKS — 30.30%
Alliance Financial Group Bhd	3,405,200	4,554,124
AMMB Holdings Bhd	5,809,837	10,301,015
CIMB Group Holdings Bhd	15,804,164	26,091,780
Hong Leong Bank Bhd	1,876,140	7,475,408
Hong Leong Financial Group Bhd	674,300	3,146,983
Malayan Banking Bhd	14,382,720	36,715,045
Public Bank Bhd	8,351,980	42,455,126
RHB Capital Bhd	1,940,100	4,285,016

		135,024,497
CHEMICALS — 2.96%
Petronas Chemicals Group Bhd	8,687,800	13,185,978

		13,185,978
CONSTRUCTION & ENGINEERING — 4.43%
Dialog Group Bhd	10,734,254	4,854,837
Gamuda Bhd	5,427,500	7,921,379
IJM Corp. Bhd	3,487,940	6,948,782

		19,724,998
CONSTRUCTION MATERIALS — 0.80%
Lafarge Malaysia Bhd	1,272,760	3,566,836

		3,566,836
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.58%
Telekom Malaysia Bhd	3,565,300	7,043,545

		7,043,545
ELECTRIC UTILITIES — 9.60%
Tenaga Nasional Bhd	10,476,412	42,789,341

		42,789,341
ENERGY EQUIPMENT & SERVICES — 2.42%
Bumi Armada Bhd[a]	5,643,800	1,785,220
Sapurakencana Petroleum Bhd	11,393,200	9,009,606

		10,794,826
FOOD PRODUCTS — 7.48%
Felda Global Ventures Holdings Bhd	3,977,900	2,560,691

Security	Shares	Value
Genting Plantations Bhd	577,600	$1,666,770
IOI Corp. Bhd	9,625,330	12,579,163
Kuala Lumpur Kepong Bhd	1,607,400	10,124,301
PPB Group Bhd	1,577,366	6,381,242

		33,312,167
GAS UTILITIES — 2.99%
Petronas Gas Bhd	2,078,200	13,297,251

		13,297,251
HEALTH CARE PROVIDERS & SERVICES — 2.66%
IHH Healthcare Bhd	7,673,100	11,858,814

		11,858,814
HOTELS, RESTAURANTS & LEISURE — 6.59%
Berjaya Sports Toto Bhd	1,529,776	1,426,206
Genting Bhd	6,791,100	16,676,258
Genting Malaysia Bhd	9,854,600	11,238,182

		29,340,646
INDUSTRIAL CONGLOMERATES — 5.27%
Sime Darby Bhd	9,072,625	23,487,123

		23,487,123
MARINE — 1.76%
MISC Bhd	3,363,520	7,858,168

		7,858,168
MEDIA — 0.92%
Astro Malaysia Holdings Bhd	4,531,900	4,111,907

		4,111,907
MULTI-UTILITIES — 1.87%
YTL Corp. Bhd	14,289,112	6,541,908
YTL Power International Bhd	4,134,000	1,800,882

		8,342,790
OIL, GAS & CONSUMABLE FUELS — 1.02%
Petronas Dagangan Bhd	835,300	4,538,062

		4,538,062
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.12%
IOI Properties Group Bhd	5,012,809	2,962,620
UEM Sunrise Bhd	5,114,700	2,015,226

		4,977,846
TOBACCO — 1.84%
British American Tobacco Malaysia Bhd	428,100	8,208,022

		8,208,022
TRANSPORTATION INFRASTRUCTURE — 0.95%
Malaysia Airports Holdings Bhd	2,076,800	4,235,427

		4,235,427

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MALAYSIA ETF

February 28, 2015

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 10.95%
Axiata Group Bhd	8,438,900	$16,765,406
DiGi.Com Bhd	11,390,300	20,068,925
Maxis Bhd	6,110,300	11,952,724

		48,787,055

TOTAL COMMON STOCKS
(Cost: $193,552,941)		442,735,088

RIGHTS — 0.05%

TRANSPORTATION INFRASTRUCTURE — 0.05%
Malaysia Airports Holdings Bhd[a]	389,620	204,323

		204,323

TOTAL RIGHTS
(Cost: $0)		204,323

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	841,909	841,909

		841,909

TOTAL SHORT-TERM INVESTMENTS
(Cost: $841,909)		841,909

TOTAL INVESTMENTS IN SECURITIES — 99.60%
(Cost: $194,394,850)		443,781,320
Other Assets, Less Liabilities — 0.40%		1,799,151

NET ASSETS — 100.00%		$445,580,471

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI PACIFIC EX JAPAN ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.40%

AUSTRALIA — 60.96%
AGL Energy Ltd.	1,151,766	$13,568,251
ALS Ltd.[a]	689,634	3,082,321
Alumina Ltd.[b]	4,350,258	6,265,503
Amcor Ltd./Australia	2,065,734	22,087,584
AMP Ltd.	5,071,770	26,598,520
APA Group	1,904,760	13,701,840
Asciano Ltd.	1,673,100	8,486,332
ASX Ltd.	331,650	11,458,703
Aurizon Holdings Ltd.	3,669,732	13,586,844
AusNet Services	2,963,862	3,398,746
Australia & New Zealand Banking Group Ltd.	4,714,974	130,427,437
Bank of Queensland Ltd.	624,690	6,826,107
Bendigo & Adelaide Bank Ltd.	770,814	7,735,007
BHP Billiton Ltd.	5,476,878	144,258,446
Boral Ltd.	1,346,994	6,473,768
Brambles Ltd.	2,680,128	23,286,361
Caltex Australia Ltd.	231,066	6,663,138
Coca-Cola Amatil Ltd.	982,872	8,008,862
Cochlear Ltd.	98,010	6,936,781
Commonwealth Bank of Australia	2,765,070	198,947,854
Computershare Ltd.	811,404	7,989,892
Crown Resorts Ltd.	624,096	7,474,221
CSL Ltd.	811,602	58,598,367
Dexus Property Group	1,545,786	9,558,716
Federation Centres	2,449,062	5,712,670
Flight Centre Travel Group Ltd.	95,238	3,075,832
Fortescue Metals Group Ltd.	2,713,986	5,289,688
Goodman Group	2,981,880	14,564,577
GPT Group (The)	2,892,186	10,640,136
Harvey Norman Holdings Ltd.	943,668	3,264,860
Healthscope Ltd.[b]	1,901,790	4,361,675
Iluka Resources Ltd.	731,808	4,502,387
Incitec Pivot Ltd.	2,850,012	9,079,548
Insurance Australia Group Ltd.	4,012,272	19,157,698
James Hardie Industries PLC	762,498	9,036,239
Leighton Holdings Ltd.	176,022	3,035,321
Lend Lease Group	937,926	12,737,704
Macquarie Group Ltd.	495,792	28,275,598
Medibank Pvt Ltd.[b]	4,715,766	9,449,641
Mirvac Group	6,336,000	10,315,769
National Australia Bank Ltd.	4,047,516	120,074,531
Newcrest Mining Ltd.[b]	1,312,740	14,786,406

Security	Shares	Value
Novion Property Group	3,643,002	$7,014,838
Orica Ltd.	641,520	9,952,609
Origin Energy Ltd.	1,899,414	18,153,418
Platinum Asset Management Ltd.	386,100	2,547,713
Qantas Airways Ltd.[b]	943,866	2,135,164
QBE Insurance Group Ltd.	2,325,510	23,645,607
Ramsay Health Care Ltd.	224,730	11,768,207
REA Group Ltd.	89,892	3,448,489
Rio Tinto Ltd.	746,658	37,644,205
Santos Ltd.	1,685,574	10,475,902
Scentre Group	9,090,180	27,465,209
Seek Ltd.	554,994	7,511,149
Sonic Healthcare Ltd.	655,578	9,975,708
Stockland	4,002,372	14,693,099
Suncorp Group Ltd.	2,207,304	24,154,188
Sydney Airport	1,862,190	7,521,367
Tabcorp Holdings Ltd.[b]	108,290	389,067
Tabcorp Holdings Ltd. New	1,312,740	5,209,665
Tatts Group Ltd.	2,455,200	7,648,796
Telstra Corp. Ltd.	7,332,732	36,561,866
Toll Holdings Ltd.	1,160,082	8,118,005
TPG Telecom Ltd.	475,398	2,835,538
Transurban Group	3,096,720	22,179,214
Treasury Wine Estates Ltd.	1,113,552	4,732,967
Wesfarmers Ltd.	1,922,976	66,003,441
Westfield Corp.	3,379,464	25,950,154
Westpac Banking Corp.	5,302,638	157,724,330
Woodside Petroleum Ltd.	1,270,764	34,993,216
Woolworths Ltd.	2,159,784	51,917,438
WorleyParsons Ltd.	365,310	2,859,464

		1,678,009,914
HONG KONG — 25.32%
AIA Group Ltd.	20,592,014	121,208,368
ASM Pacific Technology Ltd.	415,800	4,219,415
Bank of East Asia Ltd.	2,178,120	8,959,123
BOC Hong Kong Holdings Ltd.	6,336,000	22,344,235
Cathay Pacific Airways Ltd.	1,980,000	4,442,295
Cheung Kong Holdings Ltd.	2,376,000	47,027,058
Cheung Kong Infrastructure Holdings Ltd.	990,208	8,445,965
CLP Holdings Ltd.	3,267,000	29,382,338
First Pacific Co. Ltd./Hong Kong	3,960,500	4,029,211
Galaxy Entertainment Group Ltd.[a]	3,960,000	20,117,981

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

February 28, 2015

Security	Shares	Value
Hang Lung Properties Ltd.	3,762,736	$10,673,809
Hang Seng Bank Ltd.	1,306,800	23,826,022
Henderson Land Development Co. Ltd.	1,782,687	12,182,712
HKT Trust & HKT Ltd.	4,554,338	6,036,864
Hong Kong & China Gas Co. Ltd.	10,692,746	24,127,943
Hong Kong Exchanges and Clearing Ltd.	1,920,600	44,328,492
Hutchison Whampoa Ltd.	3,564,000	48,803,976
Hysan Development Co. Ltd.	1,188,830	5,702,374
Kerry Properties Ltd.	1,089,000	3,636,810
Li & Fung Ltd.[a]	9,901,200	10,124,044
Link REIT (The)	3,960,086	25,275,678
MGM China Holdings Ltd.[a]	1,663,200	3,851,623
MTR Corp. Ltd.	2,475,286	11,490,023
New World Development Co. Ltd.	8,910,921	10,513,243
NWS Holdings Ltd.	2,574,000	4,659,815
PCCW Ltd.	6,930,867	4,423,701
Power Assets Holdings Ltd.	2,412,000	24,818,366
Sands China Ltd.	4,118,400	18,798,569
Shangri-La Asia Ltd.	1,981,000	2,676,941
Sino Land Co. Ltd.[a]	5,148,800	8,418,181
SJM Holdings Ltd.	3,366,000	4,869,675
Sun Hung Kai Properties Ltd.	2,872,000	45,030,939
Swire Pacific Ltd. Class A	1,089,000	14,884,243
Swire Properties Ltd.	1,980,000	6,574,087
Techtronic Industries Co. Ltd.	2,376,207	8,226,622
WH Group Ltd.[b,c]	6,336,000	3,512,988
Wharf Holdings Ltd. (The)	2,574,600	18,773,073
Wheelock & Co. Ltd.	1,584,000	8,496,528
Wynn Macau Ltd.[a]	2,692,800	7,065,803
Yue Yuen Industrial Holdings Ltd.	1,287,000	4,995,029

		696,974,162
NEW ZEALAND — 1.24%
Auckland International Airport Ltd.	1,622,214	5,340,107
Contact Energy Ltd.	628,452	2,939,092
Fletcher Building Ltd.	1,181,268	7,723,510
Meridian Energy Ltd.	2,118,402	3,478,729
Mighty River Power Ltd.	1,167,210	3,020,840
Ryman Healthcare Ltd.	638,748	3,929,820
Spark New Zealand Ltd.	3,114,738	7,707,647

		34,139,745

Security	Shares	Value
SINGAPORE — 11.88%
Ascendas REIT	3,465,013	$6,292,612
CapitaCommercial Trust	3,465,000	4,496,526
CapitaLand Ltd.[a]	4,356,000	11,497,713
CapitaMall Trust	4,098,600	6,358,390
City Developments Ltd.	693,000	5,212,404
ComfortDelGro Corp. Ltd.	3,564,000	7,703,963
DBS Group Holdings Ltd.	2,970,000	42,734,284
Genting Singapore PLC	10,414,800	7,542,517
Global Logistic Properties Ltd.	5,346,000	10,180,237
Golden Agri-Resources Ltd.	12,078,987	3,596,787
Hutchison Port Holdings Trust	9,603,000	6,674,085
Jardine Cycle & Carriage Ltd.	178,200	5,594,545
Keppel Corp. Ltd.	2,475,000	15,922,542
Keppel Land Ltd.	1,188,000	3,965,532
Noble Group Ltd.	7,524,708	5,394,155
Oversea-Chinese Banking Corp. Ltd.[a]	5,108,424	39,362,020
SembCorp Industries Ltd.	1,683,040	5,234,365
Sembcorp Marine Ltd[a]	1,405,800	3,090,465
Singapore Airlines Ltd.	930,600	8,210,573
Singapore Exchange Ltd.	1,386,000	8,335,769
Singapore Press Holdings Ltd.[a]	2,732,417	8,216,738
Singapore Technologies Engineering Ltd.	2,673,000	6,898,191
Singapore Telecommunications Ltd.	13,662,328	42,390,283
StarHub Ltd.	1,029,600	3,247,544
Suntec REIT[a]	4,019,400	5,777,463
United Overseas Bank Ltd.	2,217,600	37,614,905
UOL Group Ltd.	792,000	4,571,135
Wilmar International Ltd.	3,326,400	7,924,076
Yangzijiang Shipbuilding Holdings Ltd.	3,207,600	2,888,986

		326,928,805

TOTAL COMMON STOCKS
(Cost: $2,651,309,248)		2,736,052,626

SHORT-TERM INVESTMENTS — 1.35%

MONEY MARKET FUNDS — 1.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	34,514,258	34,514,258

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI PACIFIC EX JAPAN ETF

February 28, 2015

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	2,014,335	$2,014,335
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	763,638	763,638

		37,292,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,292,231)		37,292,231

TOTAL INVESTMENTS IN SECURITIES — 100.75%
(Cost: $2,688,601,479)		2,773,344,857
Other Assets, Less Liabilities — (0.75)%		(20,727,989)

NET ASSETS — 100.00%		$2,752,616,868

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI SINGAPORE ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.56%

AEROSPACE & DEFENSE — 2.10%
Singapore Technologies Engineering Ltd.	6,520,800	$16,828,180

		16,828,180
AIRLINES — 2.48%
Singapore Airlines Ltd.	2,257,267	19,915,597

		19,915,597
BANKS — 36.40%
DBS Group Holdings Ltd.	7,237,500	104,137,839
Oversea-Chinese Banking Corp. Ltd.	12,540,050	96,625,046
United Overseas Bank Ltd.	5,392,200	91,462,432

		292,225,317
DISTRIBUTORS — 1.72%
Jardine Cycle & Carriage Ltd.[a]	438,900	13,779,156

		13,779,156
DIVERSIFIED FINANCIAL SERVICES — 2.54%
Singapore Exchange Ltd.[a]	3,385,800	20,363,094

		20,363,094
DIVERSIFIED TELECOMMUNICATION SERVICES — 12.87%
Singapore Telecommunications Ltd.	33,293,768	103,301,008

		103,301,008
FOOD PRODUCTS — 3.47%
Golden Agri-Resources Ltd.	29,469,628	8,775,237
Wilmar International Ltd.	8,025,600	19,118,406

		27,893,643
HOTELS, RESTAURANTS & LEISURE — 2.30%
Genting Singapore PLC	25,456,200	18,435,672

		18,435,672
INDUSTRIAL CONGLOMERATES — 6.48%
Keppel Corp. Ltd.	6,081,900	39,126,994
SembCorp Industries Ltd.	4,138,200	12,870,073

		51,997,067
MACHINERY — 1.86%
Sembcorp Marine Ltd[a]	3,511,200	7,718,909
Yangzijiang Shipbuilding Holdings Ltd.[a]	8,025,600	7,228,410

		14,947,319
MEDIA — 2.51%
Singapore Press Holdings Ltd.[a]	6,708,900	20,174,547

		20,174,547

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.04%
Ascendas REIT	8,527,235	$15,485,825
CapitaCommercial Trust[a]	8,589,900	11,147,102
CapitaMall Trust	10,094,700	15,660,479
Suntec REIT[a]	9,906,600	14,239,690

		56,533,096
REAL ESTATE MANAGEMENT & DEVELOPMENT — 10.83%
CapitaLand Ltd.[a]	10,721,700	28,300,054
City Developments Ltd.	1,692,900	12,733,157
Global Logistic Properties Ltd.[a]	13,167,000	25,073,546
Keppel Land Ltd.[a]	2,884,200	9,627,430
UOL Group Ltd.	1,943,700	11,218,326

		86,952,513
ROAD & RAIL — 2.28%
ComfortDelGro Corp. Ltd.	8,464,500	18,296,912

		18,296,912
TRADING COMPANIES & DISTRIBUTORS — 1.64%
Noble Group Ltd.	18,371,199	13,169,560

		13,169,560
TRANSPORTATION INFRASTRUCTURE — 2.05%
Hutchison Port Holdings Trust	23,637,900	16,428,340

		16,428,340
WIRELESS TELECOMMUNICATION SERVICES — 0.99%
StarHub Ltd.	2,508,000	7,910,683

		7,910,683

TOTAL COMMON STOCKS
(Cost: $806,451,937)		799,151,704

SHORT-TERM INVESTMENTS — 4.68%

MONEY MARKET FUNDS — 4.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[b,c,d]	35,986,754	35,986,754
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[b,c,d]	1,046,817	1,046,817
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	546,020	546,020

		37,579,591

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,579,591)		37,579,591

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SINGAPORE ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 104.24%
(Cost: $844,031,528)	$836,731,295
Other Assets, Less Liabilities — (4.24)%	(34,001,462)

NET ASSETS — 100.00%	$802,729,833

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Singapore Index	61	Mar. 2015	Singapore	$3,426,513	$(21,601)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 96.30%

AEROSPACE & DEFENSE — 0.39%
Korea Aerospace Industries Ltd.	342,753	$15,739,375

		15,739,375
AIR FREIGHT & LOGISTICS — 0.58%
Hyundai Glovis Co. Ltd.[a]	107,894	23,445,601

		23,445,601
AIRLINES — 0.27%
Korean Air Lines Co. Ltd.[b]	235,022	10,749,492

		10,749,492
AUTO COMPONENTS — 4.00%
Halla Visteon Climate Control Corp.[a,b]	290,183	11,329,180
Hankook Tire Co. Ltd.	542,462	23,723,909
Hyundai Mobis Co. Ltd.	486,445	110,580,864
Hyundai Wia Corp.	120,759	15,458,648

		161,092,601
AUTOMOBILES — 5.93%
Hyundai Motor Co.	1,097,888	160,549,428
Kia Motors Corp.	1,883,565	78,085,014

		238,634,442
BANKS — 8.87%
BS Financial Group Inc.	1,479,025	20,078,787
DGB Financial Group Inc.	1,255,753	13,272,047
Hana Financial Group Inc.	2,047,489	56,151,810
Industrial Bank of Korea	1,830,062	22,509,988
KB Financial Group Inc.	2,889,300	102,667,487
Shinhan Financial Group Co. Ltd.	3,085,623	122,857,022
Woori Bank[b]	2,264,306	19,557,761

		357,094,902
BEVERAGES — 0.14%
Hite Jinro Co. Ltd.[a,b]	264,324	5,502,987

		5,502,987
BUILDING PRODUCTS — 0.57%
KCC Corp.	42,916	23,109,067

		23,109,067
CAPITAL MARKETS — 1.74%
Daewoo Securities Co. Ltd.[b]	1,407,332	13,655,948
Korea Investment Holdings Co. Ltd.[b]	303,434	15,094,981
Mirae Asset Securities Co. Ltd.[b]	205,465	9,070,001
NH Investment & Securities Co. Ltd.	1,116,543	12,512,850

Security	Shares	Value
Samsung Securities Co. Ltd.	457,020	$19,862,288

		70,196,068
CHEMICALS — 3.58%
Hanwha Chemical Corp.	853,828	10,968,953
Hanwha Corp.	361,387	10,075,570
Hyosung Corp.	180,386	12,030,664
Kumho Petrochemical Co. Ltd.[a]	114,627	9,002,640
LG Chem Ltd.	332,948	69,771,801
Lotte Chemical Corp.	115,909	20,118,140
OCI Co. Ltd.[a,b]	134,004	11,965,188

		143,932,956
COMMERCIAL SERVICES & SUPPLIES — 0.55%
KEPCO Plant Service & Engineering Co. Ltd.[b]	128,208	10,770,150
S-1 Corp.	154,118	11,233,602

		22,003,752
CONSTRUCTION & ENGINEERING — 1.85%
Daelim Industrial Co. Ltd.[a]	214,480	12,663,026
Daewoo Engineering & Construction Co. Ltd.[a,b]	969,541	6,987,444
GS Engineering & Construction Corp.[a,b]	408,370	11,273,847
Hyundai Development Co. Engineering & Construction	427,932	19,494,875
Hyundai Engineering & Construction Co. Ltd.	534,190	24,043,539

		74,462,731
CONSUMER FINANCE — 0.24%
Samsung Card Co. Ltd.	278,415	9,512,608

		9,512,608
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.78%
KT Corp.[b]	501,333	13,977,304
LG Uplus Corp.	1,613,261	17,418,015

		31,395,319
ELECTRIC UTILITIES — 1.86%
Korea Electric Power Corp.	1,842,421	75,036,416

		75,036,416
ELECTRICAL EQUIPMENT — 0.66%
Doosan Heavy Industries & Construction Co. Ltd.[a]	466,206	12,339,560
LS Corp.	149,212	7,001,429
LS Industrial Systems Co. Ltd.	130,173	7,329,681

		26,670,670

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2015

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.44%
LG Display Co. Ltd.	1,672,901	$51,823,274
LG Innotek Co. Ltd.[a]	103,452	9,897,007
Samsung Electro-Mechanics Co. Ltd.[a]	439,238	27,573,685
Samsung SDI Co. Ltd.	395,674	49,209,148

		138,503,114
FOOD & STAPLES RETAILING — 0.74%
E-Mart Co. Ltd.	152,415	29,787,269

		29,787,269
FOOD PRODUCTS — 1.29%
CJ CheilJedang Corp.	59,456	19,366,334
Lotte Confectionery Co. Ltd.	5,775	9,571,067
Orion Corp./Republic of Korea	26,355	23,148,121

		52,085,522
GAS UTILITIES — 0.21%
Korea Gas Corp.	223,978	8,652,606

		8,652,606
HOTELS, RESTAURANTS & LEISURE — 0.85%
Kangwon Land Inc.[b]	863,764	26,757,757
Paradise Co. Ltd.[a]	377,982	7,283,786

		34,041,543
HOUSEHOLD DURABLES — 2.03%
Coway Co. Ltd.	392,788	30,849,005
Hanssem Co. Ltd.[b]	48,000	7,719,011
LG Electronics Inc.	765,990	43,130,775

		81,698,791
HOUSEHOLD PRODUCTS — 1.03%
LG Household & Health Care Ltd.	68,109	41,577,176

		41,577,176
INDUSTRIAL CONGLOMERATES — 2.84%
Cheil Industries Inc.[a,b]	121,432	17,923,542
CJ Corp.	110,299	17,435,995
Doosan Corp.	66,240	7,212,136
LG Corp.	687,287	39,826,389
SK Holdings Co. Ltd.	188,456	31,937,330

		114,335,392
INSURANCE — 3.36%
Dongbu Insurance Co. Ltd.	323,273	15,610,650
Hanwha Life Insurance Co. Ltd.	1,704,342	12,127,840
Hyundai Marine & Fire Insurance Co. Ltd.[a]	499,325	12,397,254

Security	Shares	Value
Samsung Fire & Marine Insurance Co. Ltd.	238,732	$55,465,956
Samsung Life Insurance Co. Ltd.	434,705	39,448,425

		135,050,125
INTERNET SOFTWARE & SERVICES — 3.56%
Daum Kakao Corp.[a]	187,663	22,757,911
NAVER Corp.	199,977	120,436,242

		143,194,153
IT SERVICES — 1.97%
Samsung SDS Co. Ltd.[a]	191,190	50,430,053
SK C&C Co. Ltd.[a]	145,941	28,854,446

		79,284,499
MACHINERY — 2.21%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	806,990	14,889,114
Doosan Infracore Co. Ltd.[b]	1,087,371	12,780,362
Hyundai Heavy Industries Co. Ltd.[a,b]	303,095	33,138,718
Hyundai Mipo Dockyard Co. Ltd.[a,b]	98,032	6,868,626
Samsung Heavy Industries Co. Ltd.[a]	1,188,732	21,336,632

		89,013,452
MARINE — 0.13%
Hyundai Merchant Marine Co. Ltd.[a,b]	626,660	5,161,502

		5,161,502
MEDIA — 0.31%
Cheil Worldwide Inc.[a,b]	644,709	12,276,815

		12,276,815
METALS & MINING — 4.17%
Hyundai Steel Co.	507,168	30,960,098
Korea Zinc Co. Ltd.	62,346	23,261,525
POSCO	466,660	113,736,550

		167,958,173
MULTILINE RETAIL — 1.04%
Hyundai Department Store Co. Ltd.	117,548	14,351,448
Lotte Shopping Co. Ltd.	81,797	18,631,725
Shinsegae Co. Ltd.	56,469	8,875,134

		41,858,307
OIL, GAS & CONSUMABLE FUELS — 1.92%
GS Holdings Corp.	393,320	15,857,510

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2015

Security	Shares	Value
S-Oil Corp.	342,632	$20,229,196
SK Innovation Co. Ltd.[b]	435,685	41,085,506

		77,172,212
PERSONAL PRODUCTS — 2.13%
AmorePacific Corp.	23,232	60,432,199
AmorePacific Group	20,882	25,418,753

		85,850,952
PHARMACEUTICALS — 0.98%
Celltrion Inc.[a,b]	493,391	29,444,773
Yuhan Corp.	63,519	9,896,359

		39,341,132
ROAD & RAIL — 0.19%
CJ Korea Express Co. Ltd.[b]	45,873	7,565,043

		7,565,043
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.33%
SK Hynix Inc.	4,106,566	174,357,410

		174,357,410
SOFTWARE — 0.46%
NCsoft Corp.[a]	114,480	18,618,450

		18,618,450
SPECIALTY RETAIL — 0.55%
Hotel Shilla Co. Ltd.	246,625	22,245,797

		22,245,797
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 20.98%
Samsung Electronics Co. Ltd.	682,994	844,447,048

		844,447,048
TOBACCO — 1.43%
KT&G Corp.	789,489	57,545,551

		57,545,551
TRADING COMPANIES & DISTRIBUTORS — 1.67%
Daewoo International Corp.[a]	365,125	9,647,510
Samsung C&T Corp.	898,801	49,626,295
SK Networks Co. Ltd.	941,727	8,108,351

		67,382,156
WIRELESS TELECOMMUNICATION SERVICES — 0.47%
SK Telecom Co. Ltd.	72,814	19,007,071

		19,007,071

TOTAL COMMON STOCKS
(Cost: $2,361,284,875)		3,876,590,248

Security	Shares	Value
PREFERRED STOCKS — 2.35%

AUTOMOBILES — 1.14%
Hyundai Motor Co.	176,558	$17,614,779
Hyundai Motor Co. Series 2	272,155	28,144,133

		45,758,912
CHEMICALS — 0.23%
LG Chem Ltd.	62,407	9,211,365

		9,211,365
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.98%
Samsung Electronics Co. Ltd.	41,378	39,509,949

		39,509,949

TOTAL PREFERRED STOCKS
(Cost: $58,614,672)		94,480,226

RIGHTS — 0.02%

AIRLINES — 0.02%
Korean Air Lines Co. Ltd.[b]	47,362	617,080

		617,080
MARINE — 0.00%
Hyundai Merchant Marine Co. Ltd.[b]	100,685	162,373

		162,373

TOTAL RIGHTS
(Cost: $0)		779,453

SHORT-TERM INVESTMENTS — 6.09%

MONEY MARKET FUNDS — 6.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	227,335,418	227,335,418
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	13,267,842	13,267,842
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,750,807	4,750,807

		245,354,067

TOTAL SHORT-TERM INVESTMENTS
(Cost: $245,354,067)		245,354,067

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH KOREA CAPPED ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 104.76%
(Cost: $2,665,253,614)	$4,217,203,994
Other Assets, Less Liabilities — (4.76)%	(191,783,205)

NET ASSETS — 100.00%	$4,025,420,789

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI TAIWAN ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.80%

AIRLINES — 0.51%
China Airlines Ltd.[a]	18,444,761	$9,044,716
EVA Airways Corp.[a]	13,270,089	9,718,581

		18,763,297
AUTO COMPONENTS — 0.76%
Cheng Shin Rubber Industry Co. Ltd.[b]	11,520,670	27,806,616

		27,806,616
AUTOMOBILES — 0.31%
China Motor Corp.	3,460,000	2,980,194
Yulon Motor Co. Ltd.	5,760,362	8,235,640

		11,215,834
BANKS — 9.32%
Chang Hwa Commercial Bank Ltd.	34,560,531	20,303,831
China Development Financial Holding Corp.	97,920,508	33,986,102
CTBC Financial Holding Co. Ltd.	100,224,066	66,699,028
E.Sun Financial Holding Co. Ltd.	46,080,463	28,759,022
First Financial Holding Co. Ltd.	53,836,524	31,799,634
Hua Nan Financial Holdings Co. Ltd.	43,920,928	25,173,594
Mega Financial Holding Co. Ltd.	72,576,271	57,658,907
SinoPac Financial Holdings Co. Ltd.	54,144,547	22,154,352
Taishin Financial Holding Co. Ltd.	57,600,676	24,668,973
Taiwan Business Bank[a]	29,952,770	8,898,562
Taiwan Cooperative Financial Holding Co. Ltd.	42,624,971	21,919,862

		342,021,867
BUILDING PRODUCTS — 0.14%
Taiwan Glass Industry Corp.	6,912,693	5,128,666

		5,128,666
CAPITAL MARKETS — 0.86%
Yuanta Financial Holding Co. Ltd.	62,208,164	31,495,297

		31,495,297
CHEMICALS — 5.74%
Formosa Chemicals & Fibre Corp.[b]	23,040,610	51,649,704

Security	Shares	Value
Formosa Plastics Corp.	29,952,518	$73,915,623
Nan Ya Plastics Corp.	34,560,938	75,053,526
Taiwan Fertilizer Co. Ltd.[b]	5,760,000	9,995,860

		210,614,713
CONSTRUCTION & ENGINEERING — 0.21%
CTCI Corp.	4,608,000	7,600,522

		7,600,522
CONSTRUCTION MATERIALS — 1.44%
Asia Cement Corp.[b]	16,150,136	19,901,616
Taiwan Cement Corp.	24,192,504	33,086,071

		52,987,687
DIVERSIFIED FINANCIAL SERVICES — 2.81%
Chailease Holding Co. Ltd.[b]	6,912,940	16,817,342
Fubon Financial Holding Co. Ltd.	48,384,515	86,277,116

		103,094,458
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.54%
Asia Pacific Telecom Co. Ltd.	13,824,000	6,734,826
Chunghwa Telecom Co. Ltd.	27,648,648	86,454,298

		93,189,124
ELECTRICAL EQUIPMENT — 0.59%
Teco Electric and Machinery Co. Ltd.	13,824,092	14,152,032
Walsin Lihwa Corp.[a]	23,044,069	7,374,395
Ya Hsin Industrial Co. Ltd.[a]	6,845,461	2

		21,526,429
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 14.35%
AU Optronics Corp.	63,360,830	33,390,280
Delta Electronics Inc.	13,297,180	85,952,158
Hon Hai Precision Industry Co. Ltd.[b]	91,008,194	252,406,104
Innolux Corp.	57,600,873	29,529,503
Largan Precision Co. Ltd.	724,794	61,851,550
Pacific Electric Wire & Cable Co. Ltd.[a]	197	—
Simplo Technology Co. Ltd.	2,045,835	10,162,403
Synnex Technology International Corp.[b]	9,216,538	13,455,764
TPK Holding Co. Ltd.[b]	1,785,466	12,905,613
Unimicron Technology Corp.[b]	9,216,794	6,207,139
WPG Holdings Ltd.[b]	10,368,744	13,305,537
Zhen Ding Technology Holding Ltd.[b]	2,304,072	7,182,571

		526,348,622

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 28, 2015

Security	Shares	Value
FOOD & STAPLES RETAILING — 0.88%
President Chain Store Corp.	4,143,215	$32,190,558

		32,190,558
FOOD PRODUCTS — 1.69%
Standard Foods Corp.	2,484,859	5,886,754
Uni-President Enterprises Corp.	33,408,528	56,168,453

		62,055,207
HOTELS, RESTAURANTS & LEISURE — 0.08%
Formosa International Hotels Corp.	295,184	3,087,659

		3,087,659
INDUSTRIAL CONGLOMERATES — 0.65%
Far Eastern New Century Corp.	23,040,239	23,916,949

		23,916,949
INSURANCE — 3.42%
Cathay Financial Holding Co. Ltd.	59,904,483	91,177,656
China Life Insurance Co. Ltd./Taiwan	20,736,253	17,827,697
Shin Kong Financial Holding Co. Ltd.[b]	57,600,030	16,543,617

		125,548,970
LEISURE PRODUCTS — 0.88%
Giant Manufacturing Co. Ltd.	2,096,590	20,361,724
Merida Industry Co. Ltd.	1,475,100	11,906,953

		32,268,677
MACHINERY — 0.31%
Hiwin Technologies Corp.[b]	1,397,246	11,278,518

		11,278,518
MARINE — 0.65%
Evergreen Marine Corp. Taiwan Ltd.[a]	12,672,766	9,301,298
U-Ming Marine Transport Corp.	3,456,800	5,233,907
Wan Hai Lines Ltd.	3,420,000	3,811,495
Yang Ming Marine Transport Corp.[a]	10,368,635	5,612,698

		23,959,398
METALS & MINING — 1.93%
China Steel Corp.[b]	85,248,977	70,848,537

		70,848,537
MULTILINE RETAIL — 0.17%
Far Eastern Department Stores Ltd.[b]	7,032,456	6,046,054

		6,046,054

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.48%
Formosa Petrochemical Corp.	8,064,950	$17,668,160

		17,668,160
PHARMACEUTICALS — 0.05%
ScinoPharm Taiwan Ltd.[b]	1,192,828	1,834,536

		1,834,536
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.57%
Farglory Land Development Co. Ltd.	3,456,270	4,127,054
Highwealth Construction Corp.	4,608,300	9,816,757
Ruentex Development Co. Ltd.[b]	4,608,487	6,896,956

		20,840,767
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 35.19%
Advanced Semiconductor Engineering Inc.[b]	46,080,448	62,066,644
Epistar Corp.[b]	6,826,047	13,063,061
Hermes Microvision Inc.[b]	278,000	13,897,787
Inotera Memories Inc.[a],b	16,128,000	23,802,987
Kinsus Interconnect Technology Corp.[b]	1,942,043	6,276,624
MediaTek Inc.[b]	10,281,175	154,847,820
Novatek Microelectronics Corp.	4,183,544	22,512,942
Phison Electronics Corp.	1,152,698	8,735,619
Powertech Technology Inc.[b]	4,608,036	7,879,367
Radiant Opto-Electronics Corp.[b]	3,202,583	10,554,604
Realtek Semiconductor Corp.	3,456,063	10,828,741
Siliconware Precision Industries Co. Ltd.[b]	21,888,214	38,960,394
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	179,245,882	858,987,589
Transcend Information Inc.	1,152,905	3,799,575
United Microelectronics Corp.[b]	87,552,501	44,605,636
Vanguard International Semiconductor Corp.[b]	5,760,000	10,032,542

		1,290,851,932
SPECIALTY RETAIL — 0.73%
Hotai Motor Co. Ltd.	1,749,000	26,620,665

		26,620,665
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 9.23%
Acer Inc.[a],b	19,936,737	13,045,692
Advantech Co. Ltd.	2,439,444	18,642,463

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TAIWAN ETF

February 28, 2015

Security	Shares	Value
ASUSTeK Computer Inc.	5,191,857	$53,976,797
Catcher Technology Co. Ltd.[b]	4,608,743	42,117,791
Chicony Electronics Co. Ltd.	3,471,624	9,650,462
Clevo Co.[b]	3,456,991	5,316,754
Compal Electronics Inc.	31,104,554	24,166,570
Foxconn Technology Co. Ltd.	6,912,724	17,785,324
HTC Corp.[a],b	4,942,884	24,080,919
Inventec Corp.	17,280,868	13,261,230
Lite-On Technology Corp.	14,976,565	19,027,701
Pegatron Corp.	11,520,037	31,620,035
Quanta Computer Inc.[b]	20,014,240	50,601,199
Wistron Corp.[b]	16,128,113	15,226,828

		338,519,765
TEXTILES, APPAREL & LUXURY GOODS — 1.40%
Eclat Textile Co. Ltd.	1,192,080	13,664,983
Formosa Taffeta Co. Ltd.	5,760,515	6,089,766
Pou Chen Corp.	14,976,103	21,602,212
Ruentex Industries Ltd.	4,608,262	9,948,740

		51,305,701
WIRELESS TELECOMMUNICATION SERVICES — 1.91%
Far EasTone Telecommunications Co. Ltd.	11,520,259	28,465,916
Taiwan Mobile Co. Ltd.	12,195,609	41,745,836

		70,211,752

TOTAL COMMON STOCKS
(Cost: $2,140,941,233)		3,660,846,937

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.85%

MONEY MARKET FUNDS — 4.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	160,980,906	$160,980,906
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c],d,e	9,395,234	9,395,234
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	7,385,581	7,385,581

		177,761,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $177,761,721)		177,761,721

TOTAL INVESTMENTS IN SECURITIES — 104.65%
(Cost: $2,318,702,954)		3,838,608,658
Other Assets, Less Liabilities — (4.65)%		(170,653,907)

NET ASSETS — 100.00%		$3,667,954,751

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index	75	Mar. 2015	Singapore	$2,685,750	$3,521

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.64%

AIRLINES — 0.39%
Nok Airlines PCL NVDR	718,700	$302,330
Thai Airways International PCL NVDR[a],b	3,677,266	1,512,763

		1,815,093
AUTO COMPONENTS — 0.63%
PCS Machine Group Holding PCL NVDR	1,117,100	307,522
Somboon Advance Technology PCL NVDR	1,559,425	916,458
Sri Trang Agro-Industry PCL NVDR	3,926,971	1,700,513

		2,924,493
BANKS — 23.63%
Bangkok Bank PCL Foreign	765,800	4,358,404
Bangkok Bank PCL NVDR	989,500	5,600,943
Kasikornbank PCL Foreign	4,332,400	28,945,203
Kasikornbank PCL NVDR	2,428,900	16,302,855
Kiatnakin Bank PCL NVDR[b]	1,938,373	2,353,267
Krung Thai Bank PCL NVDR	14,353,100	10,122,199
LH Financial Group PCL NVDR	28,599,561	1,760,381
Siam Commercial Bank PCL (The) NVDR	5,982,700	31,366,151
Thanachart Capital PCL NVDR	3,041,800	3,293,010
Tisco Financial Group PCL NVDR	2,047,810	2,977,020
TMB Bank PCL NVDR	33,745,700	3,152,243

		110,231,676
BUILDING PRODUCTS — 0.36%
Dynasty Ceramic PCL NVDR	9,499,700	1,704,246

		1,704,246
CAPITAL MARKETS — 0.15%
AIRA Capital Co. Ltd. NVDR	2,903,300	323,287
Asia Plus Group Holdings Securities NVDR[b]	2,659,200	361,908

		685,195
CHEMICALS — 3.40%
Indorama Ventures PCL NVDR	6,003,810	4,828,304
PTT Global Chemical PCL NVDR	5,867,207	10,162,808
Siamgas & Petrochemicals PCL NVDR[b]	2,475,800	865,343

		15,856,455

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.87%
CH Karnchang PCL NVDR[b]	2,745,200	$2,335,076
Italian-Thai Development PCL NVDR[a],b	10,377,348	2,969,084
Sino-Thai Engineering & Construction PCL NVDR[b]	3,665,528	2,800,450
Sriracha Construction PCL NVDR	313,800	315,450
Toyo-Thai Corp. PCL NVDR[b]	399,100	311,700

		8,731,760
CONSTRUCTION MATERIALS — 5.62%
Siam Cement PCL (The) Foreign	1,058,400	16,827,021
Siam Cement PCL (The) NVDR	363,200	5,886,693
Superblock PCL NVDR[a],b	570,200	417,994
TPI Polene PCL NVDR	29,318,200	3,065,126

		26,196,834
CONSUMER FINANCE — 0.25%
Krungthai Card PCL NVDR[b]	240,900	659,438
Srisawad Power 1979 PCL NVDR[a],b	391,300	496,236

		1,155,674
CONTAINERS & PACKAGING — 0.21%
Polyplex Thailand PCL NVDR[a]	3,030,050	965,342

		965,342
DISTRIBUTORS — 0.20%
Energy Earth PCL NVDR	6,329,400	947,550

		947,550
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.05%
Jasmine International PCL NVDR[b]	16,041,768	4,391,267
Samart Telcoms PCL NVDR[b]	603,300	466,517
Thaicom PCL NVDR[b]	1,195,700	1,294,448
True Corp. PCL NVDR[a]	28,234,272	12,750,398

		18,902,630
ELECTRICAL EQUIPMENT — 0.20%
Gunkul Engineering PCL NVDR	772,766	914,268

		914,268
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.47%
Cal-Comp Electronics Thailand PCL NVDR	16,447,012	2,095,938
Delta Electronics Thailand PCL NVDR	2,392,844	5,162,415
Hana Microelectronics PCL NVDR	3,061,600	3,906,310
Jay Mart PCL NVDR	798,000	320,878

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2015

Security	Shares	Value
KCE Electronics PCL NVDR	411,000	$699,196
Loxley PCL NVDR	2,527,605	336,180
Samart Corp. PCL NVDR	2,792,837	3,217,853
SVI PCL NVDR[b]	3,160,215	463,329

		16,202,099
FOOD & STAPLES RETAILING — 4.29%
CP ALL PCL NVDR	16,162,600	19,997,031

		19,997,031
FOOD PRODUCTS — 3.54%
Charoen Pokphand Foods PCL NVDR	11,077,000	8,188,689
GFPT PCL NVDR[b]	3,867,900	1,615,114
Ichitan Group PCL NVDR	450,800	312,339
Kaset Thai International Sugar Corp. PCL NVDR	917,600	300,852
Khon Kaen Sugar Industry PCL NVDR	3,509,500	1,346,050
Thai Union Frozen Products PCL NVDR	4,483,300	2,967,604
Thai Vegetable Oil PCL NVDR	2,551,853	1,807,530

		16,538,178
HEALTH CARE PROVIDERS & SERVICES — 3.81%
Bangkok Chain Hospital PCL NVDR	5,708,125	1,500,744
Bangkok Dusit Medical Services PCL NVDR	10,896,000	7,246,026
Bumrungrad Hospital PCL NVDR	1,596,176	7,677,246
Chularat Hospital PCL NVDR[b]	773,200	463,968
Vibhavadi Medical Center PCL NVDR	1,746,660	886,026

		17,774,010
HOTELS, RESTAURANTS & LEISURE — 1.29%
Erawan Group PCL (The) NVDR	2,307,700	334,056
Minor International PCL NVDR	5,384,900	5,663,056

		5,997,112
HOUSEHOLD PRODUCTS — 0.07%
DSG International Thailand PCL NVDR	1,268,880	306,132

		306,132
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.45%
CK Power PCL NVDR[a],b	730,800	402,358
Glow Energy PCL NVDR	2,254,700	5,945,350

Security	Shares	Value
SPCG PCL NVDR[b]	460,800	$431,154

		6,778,862
INSURANCE — 0.15%
Thai Reinsurance PCL NVDR[a]	7,168,640	705,112

		705,112
INTERNET & CATALOG RETAIL — 0.08%
OfficeMate PCL NVDR	244,000	369,811

		369,811
MACHINERY — 0.07%
BJC Heavy Industries PCL NVDR	279,300	315,325

		315,325
MARINE — 0.82%
Precious Shipping PCL NVDR[b]	2,188,600	1,171,134
Thoresen Thai Agencies PCL NVDR[b]	5,358,388	2,668,421

		3,839,555
MEDIA — 2.18%
BEC World PCL NVDR	4,125,800	5,997,915
E for L Aim PCL NVDR[a]	7,039,500	309,189
Major Cineplex Group PCL NVDR	2,848,300	2,554,924
RS PCL NVDR	1,265,500	775,036
VGI Global Media PCL NVDR[b]	1,478,220	534,958

		10,172,022
METALS & MINING — 0.44%
STP & I PCL NVDR	2,911,600	1,747,140
Univentures PCL NVDR	1,083,000	321,584

		2,068,724
OIL, GAS & CONSUMABLE FUELS — 16.85%
Bangchak Petroleum PCL (The) NVDR[b]	2,022,500	2,111,332
Banpu PCL NVDR	4,931,700	4,614,411
Energy Absolute PCL NVDR	2,608,100	2,440,304
Esso Thailand PCL NVDR[a]	6,462,800	1,289,362
IRPC PCL NVDR	44,316,700	6,113,594
PTT Exploration & Production PCL NVDR	5,119,284	17,892,951
PTT PCL NVDR	3,634,600	38,560,711
Thai Oil PCL NVDR	3,434,100	5,576,562

		78,599,227
PHARMACEUTICALS — 0.07%
Mega Lifesciences PCL NVDR[b]	619,100	335,114

		335,114

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2015

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.88%
Amata Corp. PCL NVDR	3,339,900	$1,921,501
Ananda Development PCL NVDR[b]	4,481,300	579,395
AP Thailand PCL NVDR[b]	6,972,786	1,498,944
Bangkok Land PCL NVDR	44,005,500	2,313,930
Central Pattana PCL NVDR	4,919,400	6,695,132
Country Group Development PCL NVDR[a],b	7,623,400	379,637
Golden Land Property Development PCL NVDR[a],b	1,360,400	319,797
Hemaraj Land and Development PCL NVDR	23,575,800	3,223,168
LPN Development PCL NVDR	2,902,947	1,768,885
MBK PCL NVDR	703,900	317,876
Natural Park PCL NVDR[a],b	359,534,800	556,039
Quality Houses PCL NVDR	22,073,541	2,799,305
Rojana Industrial Park PCL NVDR[a],b	1,640,175	484,493
Sansiri PCL NVDR	24,806,337	1,534,571
SC Asset Corp. PCL NVDR[b]	10,470,537	1,269,549
Siam Future Development PCL NVDR	5,340,573	1,263,699
Supalai PCL NVDR	3,400,500	2,482,270
TICON Industrial Connection PCL NVDR[b]	3,659,991	2,015,089
WHA Corp. PCL NVDR[b]	598,094	665,988

		32,089,268
ROAD & RAIL — 1.12%
BTS Group Holdings PCL NVDR	17,546,100	5,210,101

		5,210,101
SOFTWARE — 0.08%
Mono Technology PCL NVDR	2,561,020	362,805

		362,805
SPECIALTY RETAIL — 1.03%
Home Product Center PCL NVDR	12,381,385	3,274,384
Siam Global House PCL NVDR[b]	4,228,004	1,543,163

		4,817,547
TEXTILES, APPAREL & LUXURY GOODS — 0.06%
MC Group PCL NVDR[b]	685,200	305,193

		305,193
TRANSPORTATION INFRASTRUCTURE — 4.28%
Airports of Thailand PCL NVDR	1,595,000	15,244,510
Bangkok Aviation Fuel Services PCL NVDR	601,600	618,719

Security	Shares	Value
Bangkok Expressway PCL NVDR	2,063,400	$2,919,906
Bangkok Metro PCL NVDR[a],b	12,515,041	836,142
Namyong Terminal PCL NVDR	734,100	342,868

		19,962,145
WATER UTILITIES — 0.69%
Eastern Water Resources Development and Management PCL NVDR	934,300	317,888
TTW PCL NVDR	7,515,466	2,882,517

		3,200,405
WIRELESS TELECOMMUNICATION SERVICES — 5.96%
Advanced Info Service PCL NVDR	3,860,519	27,822,485

		27,822,485

TOTAL COMMON STOCKS
(Cost: $511,392,113)		464,799,479

RIGHTS — 0.00%

CONSTRUCTION MATERIALS — 0.00%
Superblock PCL NVDR[a],b	27,655	5,731

		5,731
MARINE — 0.00%
Thoresen Thai Agencies PCL NVDR[a]	114,072	—

		—

TOTAL RIGHTS
(Cost: $0)		5,731

WARRANTS — 0.00%

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.00%
Samart Corp. PCL NVDR (Expires 02/19/18)[a]	573,967	—

		—
MARINE — 0.00%
Thoresen Thai Agencies PCL NVDR (Expires 02/28/17)[a]	1	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI THAILAND CAPPED ETF

February 28, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 5.76%

MONEY MARKET FUNDS — 5.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	24,792,657	$24,792,657
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c],d,e	1,446,959	1,446,959
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	614,812	614,812

		26,854,428

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,854,428)		26,854,428

TOTAL INVESTMENTS IN SECURITIES — 105.40%
(Cost: $538,246,541)		491,659,638
Other Assets, Less Liabilities — (5.40)%		(25,208,787)

NET ASSETS — 100.00%		$466,450,851

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,768,818,669	$2,890,163,141	$108,405,238
Affiliated (Note 2)	723,309	103,971,038	3,394,001

Total cost of investments	$1,769,541,978	$2,994,134,179	$111,799,239

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,683,859,887	$3,000,939,718	$111,613,263
Affiliated (Note 2)	723,309	103,971,038	3,394,001

Total fair value of investments	1,684,583,196	3,104,910,756	115,007,264
Foreign currency, at value[b]	4,791,479	2,404,320	113,185
Foreign currency pledged to broker, at value[b]	—	444,223	—
Receivables:
Investment securities sold	2,949,964	3,325,185	—
Due from custodian (Note 4)	375,067	—	—
Dividends and interest	12,131,272	362,238	288,765
Futures variation margin	712,996	18,303	—

Total Assets	1,705,543,974	3,111,465,025	115,409,214

LIABILITIES
Payables:
Investment securities purchased	3,889,693	3,513,419	—
Due to broker for foreign currency pledged for futures, at value[b]	169,860	—	—
Collateral for securities on loan (Note 1)	152,109	99,181,986	3,369,520
Investment advisory fees (Note 2)	598,706	1,096,716	40,410

Total Liabilities	4,810,368	103,792,121	3,409,930

NET ASSETS	$1,700,733,606	$3,007,672,904	$111,999,284

Net assets consist of:
Paid-in capital	$2,033,018,519	$3,263,476,072	$106,965,080
Distributions in excess of net investment income	(7,008,098)	(32,516)	(2,224,295)
Undistributed net realized gain (accumulated net realized loss)	(240,954,660)	(366,565,401)	4,052,068
Net unrealized appreciation (depreciation)	(84,322,155)	110,794,749	3,206,431

NET ASSETS	$1,700,733,606	$3,007,672,904	$111,999,284

Shares outstanding[c]	71,800,000	138,600,000	2,000,000

Net asset value per share	$23.69	$21.70	$56.00

[a]	Securities on loan with values of $144,849, $93,541,643 and $3,201,966, respectively. See Note 1.
[b]	Cost of foreign currency including currency pledged to broker, if any: $4,698,326, $2,848,658 and $113,709, respectively.
[c]	$0.001 par value, number of shares authorized: 627.8 million, 375 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF

ASSETS
Investments, at cost:
Unaffiliated	$193,552,941	$2,651,309,248	$806,451,937
Affiliated (Note 2)	841,909	37,292,231	37,579,591

Total cost of investments	$194,394,850	$2,688,601,479	$844,031,528

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$442,939,411	$2,736,052,626	$799,151,704
Affiliated (Note 2)	841,909	37,292,231	37,579,591

Total fair value of investments	443,781,320	2,773,344,857	836,731,295
Foreign currency, at value[b]	4,982,049	4,645,274	2,464,571
Foreign currency pledged to broker, at value[b]	—	—	83,847
Receivables:
Investment securities sold	16,587	6,939,766	13,809,315
Dividends and interest	1,301,344	12,632,465	756,167
Capital shares sold	8,156,629	—	—

Total Assets	458,237,929	2,797,562,362	853,845,195

LIABILITIES
Payables:
Investment securities purchased	12,491,543	7,404,909	13,760,309
Collateral for securities on loan (Note 1)	—	36,528,593	37,033,571
Futures variation margin	—	—	21,601
Investment advisory fees (Note 2)	165,915	1,011,992	299,881

Total Liabilities	12,657,458	44,945,494	51,115,362

NET ASSETS	$445,580,471	$2,752,616,868	$802,729,833

Net assets consist of:
Paid-in capital	$140,999,766	$3,124,394,986	$1,034,882,676
Undistributed (distributions in excess of) net investment income	1,266,469	(8,996,567)	(13,864,501)
Undistributed net realized gain (accumulated net realized loss)	53,908,687	(447,505,657)	(210,927,604)
Net unrealized appreciation (depreciation)	249,405,549	84,724,106	(7,360,738)

NET ASSETS	$445,580,471	$2,752,616,868	$802,729,833

Shares outstanding[c]	32,775,000	59,400,000	62,700,000

Net asset value per share	$13.60	$46.34	$12.80

[a]	Securities on loan with values of $ —, $34,455,235 and $35,006,414, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $4,981,506, $4,664,758 and $2,586,812, respectively.
[c]	$0.001 par value, number of shares authorized: 300 million, 1 billion and 300 million, respectively.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI South Korea Capped ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,419,899,547	$2,140,941,233	$511,392,113
Affiliated (Note 2)	245,354,067	177,761,721	26,854,428

Total cost of investments	$2,665,253,614	$2,318,702,954	$538,246,541

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,971,849,927	$3,660,846,937	$464,805,210
Affiliated (Note 2)	245,354,067	177,761,721	26,854,428

Total fair value of investments	4,217,203,994	3,838,608,658	491,659,638
Foreign currency, at value[b]	—	22,297,724	—
Cash pledged to broker	—	113,000	—
Receivables:
Investment securities sold	11,897,926	11,261,602	2,058,988
Dividends and interest	47,106,206	168,149	871,495
Capital shares sold	17,195,726	59,746,135	—

Total Assets	4,293,403,852	3,932,195,268	494,590,121

LIABILITIES
Payables:
Investment securities purchased	25,422,970	69,843,535	1,674,763
Deposit for capital contribution	—	22,297,724	—
Collateral for securities on loan (Note 1)	240,603,260	170,376,140	26,239,616
Foreign taxes (Note 1)	14,803	26,944	—
Investment advisory fees (Note 2)	1,942,030	1,696,174	224,891

Total Liabilities	267,983,063	264,240,517	28,139,270

NET ASSETS	$4,025,420,789	$3,667,954,751	$466,450,851

Net assets consist of:
Paid-in capital	$3,596,735,346	$3,274,220,629	$531,154,289
Undistributed (distributions in excess of) net investment income	(76,755,487)	(20,749,906)	568,392
Accumulated net realized loss	(1,046,500,297)	(1,105,433,972)	(18,689,852)
Net unrealized appreciation (depreciation)	1,551,941,227	1,519,918,000	(46,581,978)

NET ASSETS	$4,025,420,789	$3,667,954,751	$466,450,851

Shares outstanding[c]	70,700,000	230,400,000	5,700,000

Net asset value per share	$56.94	$15.92	$81.83

[a]	Securities on loan with values of $229,324,187, $160,342,407 and $8,853,430, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $22,297,724 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million, 900 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Japan Small-Cap ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$42,380,376	$26,768,416	$1,095,460
Interest — unaffiliated	2,441	—	—
Interest — affiliated (Note 2)	33	68	2
Securities lending income — affiliated (Note 2)	652	128,744	91,606

Total investment income	42,383,502	26,897,228	1,187,068

EXPENSES
Investment advisory fees (Note 2)	4,187,156	7,401,880	320,507

Total expenses	4,187,156	7,401,880	320,507

Net investment income	38,196,346	19,495,348	866,561

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(29,504,136)	(15,453,248)	80,274
In-kind redemptions — unaffiliated	14,234,024	67,055,536	8,885,117
Futures contracts	(1,838,785)	(1,162,676)	—
Foreign currency transactions	(3,174,258)	(10,381)	(101,858)

Net realized gain (loss)	(20,283,155)	50,429,231	8,863,533

Net change in unrealized appreciation/depreciation on:
Investments	(239,428,411)	(85,786,162)	(12,990,976)
Futures contracts	260,184	294,323	—
Translation of assets and liabilities in foreign currencies	(92,987)	(342)	5,490

Net change in unrealized appreciation/depreciation	(239,261,214)	(85,492,181)	(12,985,486)

Net realized and unrealized loss	(259,544,369)	(35,062,950)	(4,121,953)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(221,348,023)	$(15,567,602)	$(3,255,392)

[a]	Net of foreign withholding tax of $513,349, $ — and $119,035, respectively.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Malaysia ETF	iShares MSCI Pacific ex Japan ETF	iShares MSCI Singapore ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$9,684,183	$52,844,274	$6,348,258
Interest — affiliated (Note 2)	8	78	22
Securities lending income — affiliated (Note 2)	—	111,830	188,524

Total investment income	9,684,191	52,956,182	6,536,804

EXPENSES
Investment advisory fees (Note 2)	1,510,577	7,120,920	2,090,949

Total expenses	1,510,577	7,120,920	2,090,949

Net investment income	8,173,614	45,835,262	4,445,855

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	79,060,414	(35,734,570)	(6,759,291)
In-kind redemptions — unaffiliated	—	89,487,911	11,336,077
Futures contracts	—	—	(225,127)
Foreign currency transactions	(770,948)	(3,038,238)	(510,592)

Net realized gain	78,289,466	50,715,103	3,841,067

Net change in unrealized appreciation/depreciation on:
Investments	(204,814,670)	(359,196,337)	(71,334,103)
Futures contracts	—	—	21,125
Translation of assets and liabilities in foreign currencies	8,829	(55,478)	(47,817)

Net change in unrealized appreciation/depreciation	(204,805,841)	(359,251,815)	(71,360,795)

Net realized and unrealized loss	(126,516,375)	(308,536,712)	(67,519,728)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(118,342,761)	$(262,701,450)	$(63,073,873)

[a]	Net of foreign withholding tax of $ —, $694,216 and $124,892, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI South Korea Capped ETF	iShares MSCI Taiwan ETF	iShares MSCI Thailand Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$46,534,200 [b]	$1,107,136	$3,130,942
Interest — unaffiliated	460	—	—
Interest — affiliated (Note 2)	279	450	17
Securities lending income — affiliated (Note 2)	2,255,035	1,001,789 [c]	288,718

	48,789,974	2,109,375	3,419,677
Less: Other foreign taxes (Note 1)	(11,741)	(328,326)	—

Total investment income	48,778,233	1,781,049	3,419,677

EXPENSES
Investment advisory fees (Note 2)	13,380,307	9,989,841	1,572,152

Total expenses	13,380,307	9,989,841	1,572,152

Net investment income (loss)	35,397,926	(8,208,792)	1,847,525

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(139,088,521)	(12,402,930)	(5,233,482)
In-kind redemptions — unaffiliated	—	—	11,618,918
Futures contracts	—	(1,060,662)	—
Foreign currency transactions	113,607	(61,800)	(22,559)

Net realized gain (loss)	(138,974,914)	(13,525,392)	6,362,877

Net change in unrealized appreciation/depreciation on:
Investments	(579,907,715)	(10,080,719)	(22,343,074)
Futures contracts	—	(275,704)	—
Translation of assets and liabilities in foreign currencies	(481)	(53,077)	4,491

Net change in unrealized appreciation/depreciation	(579,908,196)	(10,409,500)	(22,338,583)

Net realized and unrealized loss	(718,883,110)	(23,934,892)	(15,975,706)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(683,485,184)	$(32,143,684)	$(14,128,181)

[a]	Net of foreign withholding tax of $13,003,834, $177,113 and $346,462, respectively.
[b]	Includes $13,878,067 related to a special distribution from Samsung Electronics Co. Ltd.
[c]	Net of foreign tax paid of $ —, $236,916 and $ —, respectively.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia ETF		iShares MSCI Hong Kong ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$38,196,346	$82,908,446	$19,495,348	$70,834,799
Net realized gain (loss)	(20,283,155)	35,472,872	50,429,231	65,800,683
Net change in unrealized appreciation/depreciation	(239,261,214)	210,426,381	(85,492,181)	218,838,568

Net increase (decrease) in net assets resulting from operations	(221,348,023)	328,807,699	(15,567,602)	355,474,050

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,068,366)	(76,457,082)	(25,717,600)	(69,523,487)

Total distributions to shareholders	(50,068,366)	(76,457,082)	(25,717,600)	(69,523,487)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	138,753,152	364,472,393	353,497,324	1,440,373,193
Cost of shares redeemed	(213,715,741)	(486,559,346)	(525,851,436)	(629,867,957)

Net increase (decrease) in net assets from capital share transactions	(74,962,589)	(122,086,953)	(172,354,112)	810,505,236

INCREASE (DECREASE) IN NET ASSETS	(346,378,978)	130,263,664	(213,639,314)	1,096,455,799

NET ASSETS
Beginning of period	2,047,112,584	1,916,848,920	3,221,312,218	2,124,856,419

End of period	$1,700,733,606	$2,047,112,584	$3,007,672,904	$3,221,312,218

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(7,008,098)	$4,863,922	$(32,516)	$6,189,736

SHARES ISSUED AND REDEEMED
Shares sold	6,000,000	13,800,000	16,725,000	66,525,000
Shares redeemed	(9,600,000)	(19,600,000)	(25,275,000)	(31,725,000)

Net increase (decrease) in shares outstanding	(3,600,000)	(5,800,000)	(8,550,000)	34,800,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small-Cap ETF		iShares MSCI Malaysia ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$866,561	$1,791,679	$8,173,614	$27,863,132
Net realized gain	8,863,533	1,795,819	78,289,466	41,437,464
Net change in unrealized appreciation/depreciation	(12,985,486)	15,636,594	(204,805,841)	33,268,903

Net increase (decrease) in net assets resulting from operations	(3,255,392)	19,224,092	(118,342,761)	102,569,499

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,064,455)	(2,956,269)	(10,373,202)	(26,722,876)
From net realized gain	—	—	(1,987,267)	—

Total distributions to shareholders	(2,064,455)	(2,956,269)	(12,360,469)	(26,722,876)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,193,278	80,604,743	25,258,458	52,163,306
Cost of shares redeemed	(57,710,852)	(16,023,548)	(235,435,656)	(150,687,467)

Net increase (decrease) in net assets from capital share transactions	(52,517,574)	64,581,195	(210,177,198)	(98,524,161)

INCREASE (DECREASE) IN NET ASSETS	(57,837,421)	80,849,018	(340,880,428)	(22,677,538)

NET ASSETS
Beginning of period	169,836,705	88,987,687	786,460,899	809,138,437

End of period	$111,999,284	$169,836,705	$445,580,471	$786,460,899

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,224,295)	$(1,026,401)	$1,266,469	$3,466,057

SHARES ISSUED AND REDEEMED
Shares sold	100,000	1,500,000	1,650,000	3,225,000
Shares redeemed	(1,100,000)	(300,000)	(17,625,000)	(9,900,000)

Net increase (decrease) in shares outstanding	(1,000,000)	1,200,000	(15,975,000)	(6,675,000)

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex Japan ETF		iShares MSCI Singapore ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,835,262	$123,772,601	$4,445,855	$32,110,843
Net realized gain	50,715,103	126,373,389	3,841,067	32,530,341
Net change in unrealized appreciation/depreciation	(359,251,815)	262,536,520	(71,360,795)	84,170,334

Net increase (decrease) in net assets resulting from operations	(262,701,450)	512,682,510	(63,073,873)	148,811,518

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(67,566,490)	(118,670,244)	(15,957,042)	(36,850,739)

Total distributions to shareholders	(67,566,490)	(118,670,244)	(15,957,042)	(36,850,739)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,284,262	752,794,621	14,162,771	45,906,815
Cost of shares redeemed	(416,447,774)	(682,826,053)	(116,856,965)	(308,890,044)

Net increase (decrease) in net assets from capital share transactions	(389,163,512)	69,968,568	(102,694,194)	(262,983,229)

INCREASE (DECREASE) IN NET ASSETS	(719,431,452)	463,980,834	(181,725,109)	(151,022,450)

NET ASSETS
Beginning of period	3,472,048,320	3,008,067,486	984,454,942	1,135,477,392

End of period	$2,752,616,868	$3,472,048,320	$802,729,833	$984,454,942

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(8,996,567)	$12,734,661	$(13,864,501)	$(2,353,314)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	15,300,000	1,100,000	3,400,000
Shares redeemed	(9,000,000)	(15,000,000)	(8,900,000)	(23,800,000)

Net increase (decrease) in shares outstanding	(8,400,000)	300,000	(7,800,000)	(20,400,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Capped ETF		iShares MSCI Taiwan ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$35,397,926	$16,661,091	$(8,208,792)	$57,916,427
Net realized loss	(138,974,914)	(39,478,146)	(13,525,392)	(20,870,934)
Net change in unrealized appreciation/depreciation	(579,908,196)	623,922,673	(10,409,500)	581,209,729

Net increase (decrease) in net assets resulting from operations	(683,485,184)	601,105,618	(32,143,684)	618,255,222

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(50,182,957)	(61,830,398)	(61,969,914)	(51,978,221)

Total distributions to shareholders	(50,182,957)	(61,830,398)	(61,969,914)	(51,978,221)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	324,302,030	1,151,119,199	475,707,515	299,500,305
Cost of shares redeemed	(456,832,007)	(175,291,957)	(12,302,975)	(209,110,415)

Net increase (decrease) in net assets from capital share transactions	(132,529,977)	975,827,242	463,404,540	90,389,890

INCREASE (DECREASE) IN NET ASSETS	(866,198,118)	1,515,102,462	369,290,942	656,666,891

NET ASSETS
Beginning of period	4,891,618,907	3,376,516,445	3,298,663,809	2,641,996,918

End of period	$4,025,420,789	$4,891,618,907	$3,667,954,751	$3,298,663,809

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(76,755,487)	$(61,970,456)	$(20,749,906)	$49,428,800

SHARES ISSUED AND REDEEMED
Shares sold	5,200,000	18,000,000	30,600,000	21,000,000
Shares redeemed	(8,150,000)	(2,900,000)	(800,000)	(14,600,000)

Net increase (decrease) in shares outstanding	(2,950,000)	15,100,000	29,800,000	6,400,000

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Capped ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,847,525	$12,286,557
Net realized gain	6,362,877	9,219,384
Net change in unrealized appreciation/depreciation	(22,338,583)	95,854,036

Net increase (decrease) in net assets resulting from operations	(14,128,181)	117,359,977

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,237,758)	(12,909,951)

Total distributions to shareholders	(3,237,758)	(12,909,951)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	115,473,232	341,398,189
Cost of shares redeemed	(203,026,048)	(416,351,403)

Net decrease in net assets from capital share transactions	(87,552,816)	(74,953,214)

INCREASE (DECREASE) IN NET ASSETS	(104,918,755)	29,496,812

NET ASSETS
Beginning of period	571,369,606	541,872,794

End of period	$466,450,851	$571,369,606

Undistributed net investment income included in net assets at end of period	$568,392	$1,958,625

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	4,550,000
Shares redeemed	(2,550,000)	(5,700,000)

Net decrease in shares outstanding	(1,150,000)	(1,150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	59

Financial Highlights

iSHARES® , INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$27.15	$23.61	$23.39	$24.18	$20.92	$20.33

Income from investment operations:
Net investment income[a]	0.52	1.10	1.02	1.04	0.99	0.72
Net realized and unrealized gain (loss)[b]	(3.28)	3.43	0.64	(0.72)	3.33	0.69

Total from investment operations	(2.76)	4.53	1.66	0.32	4.32	1.41

Less distributions from:
Net investment income	(0.70)	(0.99)	(1.44)	(1.11)	(1.06)	(0.82)

Total distributions	(0.70)	(0.99)	(1.44)	(1.11)	(1.06)	(0.82)

Net asset value, end of period	$23.69	$27.15	$23.61	$23.39	$24.18	$20.92

Total return	(9.93)%[c]	19.76%	7.06%	1.84%	20.54%	6.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,700,734	$2,047,113	$1,916,849	$2,493,699	$3,090,425	$2,196,817
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[d]	4.41%	4.28%	4.05%	4.61%	3.95%	3.24%
Portfolio turnover rate[e]	3%	6%	6%	9%	9%	8%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$21.89	$18.91	$16.94	$17.59	$16.02	$14.39

Income from investment operations:
Net investment income[a]	0.13	0.66	0.48	0.54	0.42	0.42
Net realized and unrealized gain (loss)[b]	(0.14)	3.04	2.05	(0.65)	1.56	1.69

Total from investment operations	(0.01)	3.70	2.53	(0.11)	1.98	2.11

Less distributions from:
Net investment income	(0.18)	(0.72)	(0.56)	(0.54)	(0.41)	(0.48)

Total distributions	(0.18)	(0.72)	(0.56)	(0.54)	(0.41)	(0.48)

Net asset value, end of period	$21.70	$21.89	$18.91	$16.94	$17.59	$16.02

Total return	0.05%[c]	19.87%	15.04%	(0.33)%	12.27%	14.85%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,007,673	$3,221,312	$2,124,856	$1,865,974	$1,607,982	$1,976,317
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[d]	1.27%	3.24%	2.47%	3.26%	2.25%	2.67%
Portfolio turnover rate[e]	2%	6%	12%	11%	15%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$56.61	$49.44	$42.82	$46.49	$40.74	$44.45

Income from investment operations:
Net investment income[a]	0.35	0.70	0.65	0.82	0.78	0.61
Net realized and unrealized gain (loss)[b]	(0.13)	7.61	6.97	(3.25)	5.87	(3.39)

Total from investment operations	0.22	8.31	7.62	(2.43)	6.65	(2.78)

Less distributions from:
Net investment income	(0.83)	(1.14)	(1.00)	(1.24)	(0.90)	(0.93)

Total distributions	(0.83)	(1.14)	(1.00)	(1.24)	(0.90)	(0.93)

Net asset value, end of period	$56.00	$56.61	$49.44	$42.82	$46.49	$40.74

Total return	0.52%[c]	16.94%	18.07%	(5.18)%	16.38%	(6.25)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$111,999	$169,837	$88,988	$42,817	$74,387	$36,664
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.51%	0.53%
Ratio of net investment income to average net assets[d]	1.31%	1.31%	1.36%	1.84%	1.72%	1.46%
Portfolio turnover rate[e]	3%	14%	17%	7%	10%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$16.13	$14.60	$14.52	$13.92	$12.98	$9.79

Income from investment operations:
Net investment income[a]	0.19	0.54	0.41	0.38	0.41	0.24
Net realized and unrealized gain (loss)[b]	(2.44)	1.51	0.04	0.76	0.92	3.20

Total from investment operations	(2.25)	2.05	0.45	1.14	1.33	3.44

Less distributions from:
Net investment income	(0.23)	(0.52)	(0.37)	(0.52)	(0.39)	(0.25)
Net realized gain	(0.05)	—	—	—	—	—
Return of capital	—	—	—	(0.02)	—	—

Total distributions	(0.28)	(0.52)	(0.37)	(0.54)	(0.39)	(0.25)

Net asset value, end of period	$13.60	$16.13	$14.60	$14.52	$13.92	$12.98

Total return	(13.93)%[c]	14.17%	3.02%	8.61%	10.19%	35.76%

Ratios/Supplemental data:
Net assets, end of period (000s)	$445,580	$786,461	$809,138	$936,692	$978,402	$794,142
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[d]	2.61%	3.48%	2.71%	2.73%	2.84%	2.17%
Portfolio turnover rate[e]	5%	16%	17%	24%	49%	29%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015 and the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011, and August 31, 2010 were 3%, 10%, 8%, 14%, 14%, and 10%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex Japan ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$51.21	$44.56	$43.21	$44.47	$39.25	$36.85

Income from investment operations:
Net investment income[a]	0.73	1.88	1.69	1.73	1.64	1.25
Net realized and unrealized gain (loss)[b]	(4.47)	6.51	1.71	(1.14)	5.31	2.52

Total from investment operations	(3.74)	8.39	3.40	0.59	6.95	3.77

Less distributions from:
Net investment income	(1.13)	(1.74)	(2.05)	(1.85)	(1.73)	(1.37)

Total distributions	(1.13)	(1.74)	(2.05)	(1.85)	(1.73)	(1.37)

Net asset value, end of period	$46.34	$51.21	$44.56	$43.21	$44.47	$39.25

Total return	(7.10)%[c]	19.25%	7.87%	1.82%	17.61%	10.27%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,752,617	$3,472,048	$3,008,067	$3,188,582	$3,548,867	$3,438,149
Ratio of expenses to average net assets[d]	0.49%	0.49%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[d]	3.17%	3.90%	3.59%	4.16%	3.53%	3.09%
Portfolio turnover rate[e]	3%	8%	8%	7%	10%	7%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$13.96	$12.49	$13.10	$13.05	$12.17	$10.25

Income from investment operations:
Net investment income[a]	0.07	0.40	0.44	0.41	0.45	0.32
Net realized and unrealized gain (loss)[b]	(0.98)	1.52	(0.47)	0.11	0.92	1.97

Total from investment operations	(0.91)	1.92	(0.03)	0.52	1.37	2.29

Less distributions from:
Net investment income	(0.25)	(0.45)	(0.58)	(0.47)	(0.49)	(0.37)

Total distributions	(0.25)	(0.45)	(0.58)	(0.47)	(0.49)	(0.37)

Net asset value, end of period	$12.80	$13.96	$12.49	$13.10	$13.05	$12.17

Total return	(6.52)%[c]	15.65%	(0.38)%	4.67%	11.27%	22.68%

Ratios/Supplemental data:
Net assets, end of period (000s)	$802,730	$984,455	$1,135,477	$1,512,687	$1,713,199	$1,730,001
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[d]	1.03%	2.99%	3.23%	3.32%	3.34%	2.80%
Portfolio turnover rate[e]	6%	4%	10%	3%	10%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$66.42	$57.67	$55.97	$56.74	$47.76	$42.01

Income from investment operations:
Net investment income[a]	0.47 [b]	0.25	0.23	0.23	0.29	0.32
Net realized and unrealized gain (loss)[c]	(9.29)	9.40	1.83	(0.63)	9.19	5.82

Total from investment operations	(8.82)	9.65	2.06	(0.40)	9.48	6.14

Less distributions from:
Net investment income	(0.66)	(0.90)	(0.36)	(0.37)	(0.43)	(0.39)
Return of capital	—	—	—	—	(0.07)	—

Total distributions	(0.66)	(0.90)	(0.36)	(0.37)	(0.50)	(0.39)

Net asset value, end of period	$56.94	$66.42	$57.67	$55.97	$56.74	$47.76

Total return	(13.24)%[d]	16.83%	3.65%	(0.62)%	19.76%	14.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,025,421	$4,891,619	$3,376,516	$2,669,551	$4,071,225	$3,255,168
Ratio of expenses to average net assets[e]	0.62%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[e]	1.63%[b]	0.39%	0.40%	0.42%	0.49%	0.67%
Portfolio turnover rate[f]	12%	13%	13%	12%	18%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	Includes a special distribution from Samsung Electronics Co. Ltd., which represented $0.18 per share and 0.64% of average net assets, annualized.
c	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015 and the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011, and August 31, 2010 were 5%, 10%, 11%, 8%, 6%, and 6%, respectively. See Note 4.

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$16.44	$13.60	$12.58	$13.78	$12.19	$10.94

Income from investment operations:
Net investment income (loss)[a]	(0.04)	0.29	0.24	0.28	0.39	0.23
Net realized and unrealized gain (loss)[b]	(0.19)	2.81	1.05	(1.01)	1.49	1.23

Total from investment operations	(0.23)	3.10	1.29	(0.73)	1.88	1.46

Less distributions from:
Net investment income	(0.29)	(0.26)	(0.27)	(0.47)	(0.29)	(0.21)

Total distributions	(0.29)	(0.26)	(0.27)	(0.47)	(0.29)	(0.21)

Net asset value, end of period	$15.92	$16.44	$13.60	$12.58	$13.78	$12.19

Total return	(1.28)%[c]	23.24%	10.30%	(4.80)%	15.24%	13.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,667,955	$3,298,664	$2,641,997	$2,247,128	$2,857,512	$2,721,439
Ratio of expenses to average net assets[d]	0.62%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets[d]	(0.51)%	1.98%	1.80%	2.25%	2.64%	1.90%
Portfolio turnover rate[e]	2%	11%	21%	22%	23%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015 and the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011, and August 31, 2010 were 2%, 4%, 6%, 7%, 8%, and 4%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$83.41	$67.73	$70.53	$66.27	$55.06	$36.87

Income from investment operations:
Net investment income[a]	0.29	1.67	1.84	1.76	1.65	1.44
Net realized and unrealized gain (loss)[b]	(1.35)	15.84	(2.75)	4.37	11.10	17.95

Total from investment operations	(1.06)	17.51	(0.91)	6.13	12.75	19.39

Less distributions from:
Net investment income	(0.52)	(1.83)	(1.89)	(1.87)	(1.54)	(1.20)

Total distributions	(0.52)	(1.83)	(1.89)	(1.87)	(1.54)	(1.20)

Net asset value, end of period	$81.83	$83.41	$67.73	$70.53	$66.27	$55.06

Total return	(1.22)%[c]	26.18%	(1.65)%	9.57%	23.33%	53.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$466,451	$571,370	$541,873	$595,968	$632,840	$520,304
Ratio of expenses to average net assets[d]	0.62%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[d]	0.72%	2.24%	2.22%	2.66%	2.56%	3.22%
Portfolio turnover rate[e]	6%	9%	24%	12%	22%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Australia	Non-diversified
MSCI Hong Kong	Non-diversified
MSCI Japan Small-Cap	Diversified
MSCI Malaysia	Non-diversified
MSCI Pacific ex Japan	Diversified

iShares ETF	Diversification Classification
MSCI Singapore	Non-diversified
MSCI South Korea Capped	Non-diversified
MSCI Taiwan	Non-diversified
MSCI Thailand Capped	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® , INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Australia
Assets:
Common Stocks	$1,683,859,887	$—	$—	$1,683,859,887
Money Market Funds	723,309	—	—	723,309
Futures Contracts[a]	712,996	—	—	712,996

	$1,685,296,192	$—	$—	$1,685,296,192

MSCI Hong Kong
Assets:
Common Stocks	$3,000,939,718	$—	$—	$3,000,939,718
Money Market Funds	103,971,038	—	—	103,971,038
Futures Contracts[a]	18,303	—	—	18,303

	$3,104,929,059	$—	$—	$3,104,929,059

MSCI Japan Small-Cap
Assets:
Common Stocks	$111,548,082	$65,181	$—	$111,613,263
Money Market Funds	3,394,001	—	—	3,394,001

	$114,942,083	$65,181	$—	$115,007,264

MSCI Malaysia
Assets:
Common Stocks	$442,735,088	$—	$—	$442,735,088
Rights	204,323	—	—	204,323
Money Market Funds	841,909	—	—	841,909

	$443,781,320	$—	$—	$443,781,320

MSCI Pacific ex Japan
Assets:
Common Stocks	$2,736,052,626	$—	$—	$2,736,052,626
Money Market Funds	37,292,231	—	—	37,292,231

	$2,773,344,857	$—	$—	$2,773,344,857

MSCI Singapore
Assets:
Common Stocks	$799,151,704	$—	$—	$799,151,704
Money Market Funds	37,579,591	—	—	37,579,591

	$836,731,295	$—	$—	$836,731,295

Liabilities:
Futures Contracts[a]	$(21,601)	$—	$—	$(21,601)

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1		Level 2		Level 3	Total
MSCI South Korea Capped
Assets:
Common Stocks	$3,876,590,248		$—		$—	$3,876,590,248
Preferred Stocks	94,480,226		—		—	94,480,226
Rights	779,453		—		—	779,453
Money Market Funds	245,354,067		—		—	245,354,067

	$4,217,203,994		$—		$—	$4,217,203,994

MSCI Taiwan
Assets:
Common Stocks	$3,660,846,935		$—		$2	$3,660,846,937
Money Market Funds	177,761,721		—		—	177,761,721
Futures Contracts[a]	3,521		—		—	3,521

	$3,838,612,177		$—		$2	$3,838,612,179

MSCI Thailand Capped
Assets:
Common Stocks	$464,799,479		$—		$—	$464,799,479
Rights	—		5,731		—	5,731
Warrants	0	[b]	0	[b]	—	0	[b]
Money Market Funds	26,854,428		—		—	26,854,428

	$491,653,907		$5,731		$—	$491,659,638

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Australia	$144,849	$144,849	$—
MSCI Hong Kong	93,541,643	93,541,643	—
MSCI Japan Small-Cap	3,201,966	3,201,966	—
MSCI Pacific ex Japan	34,455,235	34,455,235	—
MSCI Singapore	35,006,414	35,006,414
MSCI South Korea Capped	229,324,187	229,324,187	—
MSCI Taiwan	160,342,407	160,342,407	—
MSCI Thailand Capped	8,853,430	8,853,430	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small-Cap, iShares MSCI Malaysia and iShares MSCI Singapore ETFs, BFA is entitled to an annual investment advisory fee

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisory services to the iShares MSCI Pacific ex Japan ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee		Aggregate Average Daily Net Assets
0.5000%		First $46 billion
0.4750	[a]	Over $46 billion, up to and including $81 billion
0.4513	[a]	Over $81 billion, up to and including $141 billion
0.4287	[a]	Over $141 billion

[a]	Investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares MSCI South Korea Capped, iShares MSCI Taiwan and iShares MSCI Thailand Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Australia	$252
MSCI Hong Kong	51,804
MSCI Japan Small-Cap	29,489
MSCI Pacific ex Japan	40,854

iShares ETF	Fees Paid to BTC
MSCI Singapore	$64,790
MSCI South Korea Capped	683,671
MSCI Taiwan	393,944
MSCI Thailand Capped	84,059

For the six months ended February 28, 2015, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan ETF in the amount of $54,126, related to the foreign tax on the securities lending income. Such reimbursement is included in the “Securities lending income – affiliated” in the Fund’s statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI Australia	$60,843,799	$72,977,578
MSCI Hong Kong	61,277,924	69,607,302
MSCI Japan Small-Cap	4,168,798	6,419,746
MSCI Malaysia	33,858,910	248,662,130
MSCI Pacific ex Japan	99,562,599	119,055,045
MSCI Singapore	51,829,484	50,096,301
MSCI South Korea Capped	519,367,457	710,950,567
MSCI Taiwan	506,582,396	82,333,922
MSCI Thailand Capped	32,076,310	32,689,176

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Australia	$138,005,949	$211,920,067
MSCI Hong Kong	324,471,284	483,741,023
MSCI Japan Small-Cap	5,099,294	56,589,209
MSCI Pacific ex Japan	26,634,367	406,044,676
MSCI Singapore	13,725,563	111,942,044
MSCI Thailand Capped	114,575,079	202,049,127

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements, statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the Funds as of February 28, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Taiwan ETF
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation[a]	$712,996	$18,303	$3,521

[a]	Represents cumulative appreciation of futures contracts as reported in the schedules of investments.

Liabilities
iShares MSCI Singapore ETF
Equity contracts:
Variation margin/Net assets consist of — net unrealized depreciation[b]	$21,601

[b]	Represents cumulative depreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Funds during the six months ended February 28, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Equity contracts:
Futures contracts	$(1,838,785)	$(1,162,676)	$(225,127)	$(1,060,662)

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Equity contracts:
Futures contracts	$260,184	$294,323	$21,125	$(275,704)

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2015:

	iShares MSCI Australia ETF	iShares MSCI Hong Kong ETF	iShares MSCI Singapore ETF	iShares MSCI Taiwan ETF
Average value of contracts purchased	$18,276,031	$15,131,637	$5,922,186	$14,884,850

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Each Fund, except the iShares MSCI Pacific ex Japan ETF, invests all or substantially all of its assets in issuers located in a single country. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Australia	$88,822,192	$7,066	$529,868	$24,006,125	$23,348,244	$12,127,364	$148,840,859
MSCI Hong Kong	179,303,227	2,899,247	3,185,408	29,235,556	114,836,904	34,565,959	364,026,301
MSCI Japan Small-Cap	860,844	—	—	131,718	541,322	203,697	1,737,581
MSCI Pacific ex Japan	185,280,633	—	—	66,207,828	104,799,503	36,600,987	392,888,951
MSCI Singapore	35,336,542	—	807,115	15,680,510	132,420,824	11,588,528	195,833,519
MSCI South Korea Capped	13,366,759	—	—	60,990,953	226,591,665	78,503,704	379,453,081
MSCI Taiwan	48,030,508	64,999,586	16,734,578	343,375,145	363,052,013	19,669,958	855,861,788
MSCI Thailand Capped	2,056,947	—	—	555,444	2,321,428	1,304,910	6,238,729

[a]	Must be utilized prior to losses subject to expiration.

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Australia	$1,835,269,509	$143,616,057	$(294,302,370)	$(150,686,313)
MSCI Hong Kong	3,029,060,649	272,299,437	(196,449,330)	75,850,107
MSCI Japan Small-Cap	115,395,374	12,104,097	(12,492,207)	(388,110)
MSCI Malaysia	218,775,600	256,045,795	(31,040,075)	225,005,720
MSCI Pacific ex Japan	2,782,169,231	314,086,018	(322,910,392)	(8,824,374)
MSCI Singapore	861,623,870	64,980,097	(89,872,672)	(24,892,575)
MSCI South Korea Capped	3,280,545,003	1,604,145,663	(667,486,672)	936,658,991
MSCI Taiwan	2,545,972,343	1,556,063,969	(263,427,654)	1,292,636,315
MSCI Thailand Capped	551,568,413	23,372,614	(83,281,389)	(59,908,775)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Australia	$0.651135	$—	$0.046196	$0.697331	93%	—%	7%	100%
MSCI Malaysia	0.219523	0.044834	0.014503	0.278860	79	16	5	100
MSCI Pacific ex Japan	1.059845	—	0.071922	1.131767	94	—	6	100
MSCI Singapore	0.062221	—	0.185175	0.247396	25	—	75	100
MSCI South Korea Capped	0.477105	—	0.186252	0.663357	72	—	28	100
MSCI Taiwan	0.264670	—	0.026542	0.291212	91	—	9	100
MSCI Thailand Capped	0.498010	—	0.024209	0.522219	95	—	5	100

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-83-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Brazil Capped ETF | EWZ | NYSE Arca
➢	iShares MSCI Canada ETF | EWC | NYSE Arca
➢	iShares MSCI Chile Capped ETF | ECH | NYSE Arca
➢	iShares MSCI Colombia Capped ETF | ICOL | NYSE Arca
➢	iShares MSCI Israel Capped ETF | EIS | NYSE Arca
➢	iShares MSCI Mexico Capped ETF | EWW | NYSE Arca
➢	iShares MSCI Russia Capped ETF | ERUS | NYSE Arca
➢	iShares MSCI South Africa ETF | EZA | NYSE Arca
➢	iShares MSCI Turkey ETF | TUR | NYSE Arca
➢	iShares MSCI USA ETF | EUSA | NYSE Arca

Fund Performance Overview

iSHARES® MSCI BRAZIL CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Brazil Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Brazilian equities, as represented by the MSCI Brazil 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -33.49%, net of fees, while the total return for the Index was -33.36%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(11.29)%	(10.89)%	(10.73)%	(11.29)%	(10.89)%	(10.73)%
5 Years	(9.72)%	(9.61)%	(9.22)%	(40.02)%	(39.65)%	(38.34)%
10 Years	6.58%	6.64%	7.39%	89.13%	90.16%	104.07%

Index performance through February 11, 2013 reflects the performance of the MSCI Brazil Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Brazil 25/50 Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$665.10	$2.52	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	33.95%
Consumer Staples	19.65
Materials	11.40
Energy	9.43
Consumer Discretionary	5.98
Industrials	5.67
Utilities	5.66
Information Technology	4.11
Telecommunication Services	3.25
Health Care	0.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Itau Unibanco Holding SA (Preferred)	10.36%
Ambev SA	8.81
Banco Bradesco SA (Preferred)	8.02
BRF SA	4.35
Petroleo Brasileiro SA (Preferred)	3.92
Cielo SA	3.55
Vale SA (Preferred)	3.32
Itausa — Investimentos Itau SA (Preferred)	2.95
Petroleo Brasileiro SA	2.61
Ultrapar Participacoes SA	2.42

TOTAL	50.31%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI CANADA ETF

Performance as of February 28, 2015

The iShares MSCI Canada ETF (the “Fund”) seeks to track the investment results of an index composed of Canadian equities, as represented by the MSCI Canada Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -13.64%, net of fees, while the total return for the Index was -13.54%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(1.72)%	(1.86)%	(1.54)%	(1.72)%	(1.86)%	(1.54)%
5 Years	3.82%	3.74%	4.05%	20.64%	20.13%	21.96%
10 Years	6.63%	6.60%	6.89%	90.08%	89.56%	94.77%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$863.60	$2.22	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	37.30%
Energy	21.90
Materials	11.27
Industrials	8.06
Consumer Discretionary	5.94
Health Care	5.74
Consumer Staples	4.11
Information Technology	2.19
Telecommunication Services	2.06
Utilities	1.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Royal Bank of Canada	7.09%
Toronto-Dominion Bank (The)	6.33
Bank of Nova Scotia (The)	5.10
Valeant Pharmaceuticals International Inc.	4.93
Canadian National Railway Co.	4.42
Suncor Energy Inc.	3.42
Bank of Montreal	3.14
Enbridge Inc.	3.10
Manulife Financial Corp.	2.69
Canadian Pacific Railway Ltd.	2.51

TOTAL	42.73%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI CHILE CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Chile Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Chilean equities, as represented by the MSCI Chile Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -5.35%, net of fees, while the total return for the Index was -5.07%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(5.37)%	(4.37)%	(5.00)%	(5.37)%	(4.37)%	(5.00)%
5 Years	(4.82)%	(4.81)%	(3.90)%	(21.88)%	(21.83)%	(18.06)%
Since Inception	(1.03)%	(0.97)%	(0.40)%	(7.30)%	(6.89)%	(2.85)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Index performance through February 11, 2013 reflects the performance of the MSCI Chile Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Chile Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$946.50	$2.94	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Utilities	27.91%
Financials	18.11
Consumer Discretionary	12.07
Consumer Staples	11.96
Materials	9.09
Industrials	8.06
Energy	7.89
Telecommunication Services	2.26
Information Technology	2.25
Health Care	0.40

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

SACI Falabella	10.66%
Enersis SA	9.66
Empresas COPEC SA	7.89
Empresa Nacional de Electricidad SA/Chile	7.25
LATAM Airlines Group SA	4.97
Banco Santander Chile	4.96
Banco de Chile	4.58
Cencosud SA	4.46
Empresas CMPC SA	4.43
Sociedad Quimica y Minera de Chile SA Series B (Preferred)	4.07

TOTAL	62.93%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI COLOMBIA CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Colombia Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Colombian equities, as represented by the MSCI All Colombia Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -42.78%, net of fees, while the total return for the Index was -42.73%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(28.40)%	(27.82)%	(27.06)%	(28.40)%	(27.82)%	(27.06)%
Since Inception	(22.00)%	(21.55)%	(21.36)%	(34.47)%	(33.83)%	(33.54)%

The inception date of the Fund was 6/18/13. The first day of secondary market trading was 6/20/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$572.20	$2.38	$1,000.00	$1,021.80	$3.06	0.61%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	36.62%
Utilities	18.07
Energy	15.89
Materials	13.66
Consumer Staples	9.65
Industrials	6.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Bancolombia SA (Preferred)	10.42%
Ecopetrol SA	9.48
Grupo de Inversiones Suramericana SA	7.10
Isagen SA ESP	4.92
Grupo Nutresa SA	4.83
Almacenes Exito SA	4.82
Cemex Latam Holdings SA	4.76
Banco Davivienda SA (Preferred)	4.67
Interconexion Electrica SA ESP	4.62
Celsia SA ESP	4.58

TOTAL	60.20%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ISRAEL CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Israel Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Israeli equities, as represented by the MSCI Israel Capped Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -5.28%, net of fees, while the total return for the Index was -5.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(3.87)%	(4.39)%	(3.23)%	(3.87)%	(4.39)%	(3.23)%
5 Years	(0.28)%	(0.51)%	(0.03)%	(1.40)%	(2.52)%	(0.13)%
Since Inception	1.67%	1.74%	2.13%	12.16%	12.74%	15.72%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$947.20	$2.99	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	37.35%
Health Care	24.11
Materials	9.02
Information Technology	9.01
Telecommunication Services	6.28
Energy	4.54
Industrials	4.53
Consumer Staples	3.18
Consumer Discretionary	1.27
Utilities	0.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Teva Pharmaceutical Industries Ltd.	24.11%
Bank Hapoalim BM	9.10
Bank Leumi le-Israel BM	8.71
NICE-Systems Ltd.	5.61
Israel Chemicals Ltd.	4.86
Bezeq The Israeli Telecommunication Corp. Ltd.	4.68
Elbit Systems Ltd.	2.91
Israel Discount Bank Ltd. Class A	2.88
Mizrahi Tefahot Bank Ltd.	2.74
Frutarom Industries Ltd.	2.36

TOTAL	67.96%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI MEXICO CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Mexico Capped ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Mexican equities, as represented by the MSCI Mexico Investable Market Index 25/50 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -15.04%, net of fees, while the total return for the Index was -14.88%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	0.79%	1.03%	1.21%	0.79%	1.03%	1.21%
5 Years	5.73%	5.78%	5.63%	32.11%	32.46%	31.50%
10 Years	10.06%	10.01%	9.70%	160.74%	159.56%	152.39%

Index performance through November 30, 2007 reflects the performance of the MSCI Mexico Index. Index performance beginning on December 1, 2007 through February 11, 2013 reflects the performance of the MSCI Mexico Investable Market Index. Index performance beginning on February 12, 2013 reflects the performance of the MSCI Mexico Investable Market Index 25/50.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$849.60	$2.20	$1,000.00	$1,022.40	$2.41	0.48%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Consumer Staples	23.49%
Financials	21.95
Telecommunication Services	16.12
Materials	14.07
Industrials	12.80
Consumer Discretionary	10.97
Health Care	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

America Movil SAB de CV Series L	15.77%
Fomento Economico Mexicano SAB de CV	7.44
Grupo Televisa SAB CPO	6.99
Grupo Financiero Banorte SAB de CV Series O	5.06
Wal-Mart de Mexico SAB de CV Series V	4.71
Cemex SAB de CV CPO	4.53
Grupo Mexico SAB de CV Series B	4.26
Grupo Financiero Inbursa SAB de CV Series O	3.44
Fibra Uno Administracion SA de CV	3.37
Alfa SAB de CV Series A	3.25

TOTAL	58.82%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI RUSSIA CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Russia Capped ETF (the “Fund”) seeks to track the investment results of an index composed of Russian equities, as represented by the MSCI Russia 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -22.16%, net of fees, while the total return for the Index was -21.94%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(24.19)%	(21.97)%	(23.96)%	(24.19)%	(21.97)%	(23.96)%
Since Inception	(10.72)%	(10.62)%	(10.23)%	(38.62)%	(38.33)%	(37.20)%

The inception date of the Fund was 11/9/10. The first day of secondary market trading was 11/10/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$778.40	$2.73	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Energy	52.20%
Financials	15.65
Materials	15.14
Telecommunication Services	9.16
Consumer Staples	5.84
Utilities	2.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Gazprom OAO	9.15%
Gazprom OAO ADR	8.07
Lukoil OAO	7.30
Lukoil OAO ADR (London)	6.47
Sberbank of Russia	6.43
Magnit PJSC GDR	5.84
MMC Norilsk Nickel OJSC	4.60
NOVATEK OAO GDR	4.41
Tatneft OAO Class S	4.31
VTB Bank OJSC	4.08

TOTAL	60.66%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI SOUTH AFRICA ETF

Performance as of February 28, 2015

The iShares MSCI South Africa ETF (the “Fund”) seeks to track the investment results of an index composed of South African equities, as represented by the MSCI South Africa Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -1.94%, net of fees, while the total return for the Index was -1.64%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	12.03%	12.59%	12.72%	12.03%	12.59%	12.72%
5 Years	7.79%	7.93%	8.46%	45.48%	46.44%	50.10%
10 Years	8.56%	8.56%	9.50%	127.27%	127.31%	147.88%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$980.60	$3.04	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	30.51%
Consumer Discretionary	29.24
Telecommunication Services	11.17
Health Care	7.09
Energy	6.78
Materials	6.69
Consumer Staples	5.22
Industrials	3.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Naspers Ltd. Class N	18.35%
MTN Group Ltd.	9.29
Sasol Ltd.	6.34
Standard Bank Group Ltd.	5.00
FirstRand Ltd.	4.87
Steinhoff International Holdings Ltd.	3.88
Sanlam Ltd.	3.76
Remgro Ltd.	3.60
Aspen Pharmacare Holdings Ltd.	3.57
Bidvest Group Ltd. (The)	2.77

TOTAL	61.43%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI TURKEY ETF

Performance as of February 28, 2015

The iShares MSCI Turkey ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of Turkish equities, as represented by the MSCI Turkey Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -11.02%, net of fees, while the total return for the Index was -10.83%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	17.57%	18.01%	18.04%	17.57%	18.01%	18.04%
5 Years	1.88%	1.90%	2.35%	9.77%	9.86%	12.30%
Since Inception	1.73%	1.73%	2.16%	12.62%	12.60%	15.98%

The inception date of the Fund was 3/26/08. The first day of secondary market trading was 3/28/08.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$889.80	$2.91	$1,000.00	$1,021.70	$3.11	0.62%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	46.31%
Industrials	13.73
Consumer Staples	12.29
Telecommunication Services	8.52
Materials	8.35
Consumer Discretionary	6.23
Energy	3.78
Utilities	0.58
Health Care	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Turkiye Garanti Bankasi AS	11.47%
Akbank TAS	8.16
Turkcell Iletisim Hizmetleri AS	6.40
BIM Birlesik Magazalar AS	5.53
Turkiye Is Bankasi Class C	5.48
Turkiye Halk Bankasi AS	5.17
Haci Omer Sabanci Holding AS	4.92
KOC Holding AS	4.10
Tupras Turkiye Petrol Rafinerileri AS	3.67
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	3.29

TOTAL	58.19%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® MSCI USA ETF

Performance as of February 28, 2015

The iShares MSCI USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities, as represented by the MSCI USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 6.06%, net of fees, while the total return for the Index was 6.12%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.11%	14.99%	15.29%	15.11%	14.99%	15.29%
Since Inception	15.38%	15.38%	15.59%	99.37%	99.37%	101.05%

The inception date of the Fund was 5/5/10. The first day of secondary market trading was 5/7/10.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,060.60	$0.77	$1,000.00	$1,024.10	$0.75	0.15%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Information Technology	20.04%
Financials	15.86
Health Care	14.87
Consumer Discretionary	13.15
Industrials	9.98
Consumer Staples	9.47
Energy	7.98
Materials	3.35
Utilities	2.96
Telecommunication Services	2.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Apple Inc.	3.82%
Exxon Mobil Corp.	1.90
Microsoft Corp.	1.74
Johnson & Johnson	1.46
Wells Fargo & Co.	1.37
General Electric Co.	1.33
Procter & Gamble Co. (The)	1.17
JPMorgan Chase & Co.	1.16
Pfizer Inc.	1.10
Verizon Communications Inc.	1.04

TOTAL	16.09%

*	Excludes money market funds.

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 60.39%

AEROSPACE & DEFENSE — 1.89%
Embraer SA	7,724,232	$67,264,720

		67,264,720
BANKS — 4.67%
Banco Bradesco SA	5,398,520	70,498,798
Banco do Brasil SA	8,654,197	71,791,684
Banco Santander Brasil SA Units	4,852,500	23,979,515

		166,269,997
BEVERAGES — 8.77%
Ambev SA	48,604,060	311,748,635

		311,748,635
CAPITAL MARKETS — 0.89%
CETIP SA –Mercados Organizados	2,640,583	31,768,078

		31,768,078
CONTAINERS & PACKAGING — 0.91%
Klabin SA Units	5,810,220	32,512,116

		32,512,116
DIVERSIFIED CONSUMER SERVICES — 2.28%
Estacio Participacoes SA	3,646,200	24,611,069
Kroton Educacional SA	15,579,864	56,612,442

		81,223,511
DIVERSIFIED FINANCIAL SERVICES — 2.07%
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	20,927,600	73,482,821

		73,482,821
ELECTRIC UTILITIES — 1.49%
Centrais Eletricas Brasileiras SA	4,548,699	8,510,864
CPFL Energia SA	3,245,900	21,080,443
EDP – Energias do Brasil SA	3,820,000	12,037,071
Transmissora Alianca de Energia Eletrica SA Units	1,529,600	11,196,436

		52,824,814
FOOD & STAPLES RETAILING — 0.78%
Raia Drogasil SA	2,776,000	27,669,226

		27,669,226
FOOD PRODUCTS — 5.84%
BRF SA	6,830,850	153,920,180
JBS SA	9,016,322	39,479,025
M. Dias Branco SA	489,500	14,208,999

		207,608,204

Security	Shares	Value
HEALTH CARE PROVIDERS & SERVICES — 0.90%
Odontoprev SA	2,256,000	$8,244,951
Qualicorp SAa	2,598,800	23,630,825

		31,875,776
HOUSEHOLD DURABLES — 0.43%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,811,200	15,434,870

		15,434,870
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.70%
Tractebel Energia SA	2,126,000	24,833,756

		24,833,756
INSURANCE — 3.08%
BB Seguridade Participacoes SA	7,037,300	79,741,382
Porto Seguro SA	1,617,600	17,718,443
Sul America SA	2,677,250	12,246,990

		109,706,815
INTERNET & CATALOG RETAIL — 0.31%
B2W Cia. Digital[a]	1,571,000	11,015,983

		11,015,983
IT SERVICES — 3.52%
Cielo SA	8,017,564	125,366,005

		125,366,005
MACHINERY — 1.04%
WEG SA	3,451,230	37,054,841

		37,054,841
METALS & MINING — 2.89%
Cia. Siderurgica Nacional SA	9,393,854	16,919,352
Vale SA	11,531,800	85,701,558

		102,620,910
MULTILINE RETAIL — 1.60%
Lojas Americanas SA	2,620,350	11,730,106
Lojas Renner SA	1,539,900	45,286,583

		57,016,689
OIL, GAS & CONSUMABLE FUELS — 5.48%
Cosan SA Industria e Comercio	1,710,890	16,927,301
Petroleo Brasileiro SA	27,842,644	92,310,583
Ultrapar Participacoes SA	4,114,600	85,735,523

		194,973,407
PAPER & FOREST PRODUCTS — 1.27%
Duratex SA	2,267,911	6,020,055
Fibria Celulose SAa	3,041,226	39,204,571

		45,224,626

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2015

Security	Shares	Value
PERSONAL PRODUCTS — 1.45%
Hypermarcas SAa	4,440,900	$29,664,500
Natura Cosmeticos SA	2,221,200	21,844,176

		51,508,676
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.48%
BR Malls Participacoes SA	5,359,300	31,694,533
Multiplan Empreendimentos Imobiliarios SA	1,097,800	20,943,568

		52,638,101
ROAD & RAIL — 0.68%
Localiza Rent A Car SA	1,961,540	24,010,317

		24,010,317
SOFTWARE — 0.56%
TOTVS SA	1,668,300	20,018,316

		20,018,316
SPECIALTY RETAIL — 0.31%
Via Varejo SAa	1,870,200	11,053,694

		11,053,694
TOBACCO — 1.16%
Souza Cruz SA	4,643,000	41,179,457

		41,179,457
TRANSPORTATION INFRASTRUCTURE — 2.03%
CCR SA	10,340,300	60,283,911
EcoRodovias Infraestrutura e Logistica SA	3,256,400	12,003,587

		72,287,498
WATER UTILITIES — 0.72%
Cia. de Saneamento Basico do Estado de Sao Paulo	4,316,300	25,571,589

		25,571,589
WIRELESS TELECOMMUNICATION SERVICES — 1.19%
TIM Participacoes SA	10,159,190	42,351,424

		42,351,424

TOTAL COMMON STOCKS
(Cost: $1,704,872,616)		2,148,114,872

PREFERRED STOCKS — 39.04%

BANKS — 21.55%
Banco Bradesco SA	21,558,436	283,490,022
Banco do Estado do Rio Grande do Sul SA Class B	2,800,210	12,466,705
Itau Unibanco Holding SA	28,710,211	366,489,832
Itausa – Investimentos Itau SA	29,524,429	104,185,038

		766,631,597

Security	Shares	Value
CHEMICALS — 0.29%
Braskem SA Class A	2,295,436	$10,275,615

		10,275,615
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.04%
Oi SA	3,939,469	8,183,835
Telefonica Brasil SA	3,478,774	64,371,949

		72,555,784
ELECTRIC UTILITIES — 1.88%
Centrais Eletricas Brasileiras SA Class B	3,442,851	8,344,189
Cia. Energetica de Minas Gerais	8,967,290	40,706,953
Cia. Paranaense de Energia Class B	1,468,200	17,714,830

		66,765,972
FOOD & STAPLES RETAILING — 1.55%
Cia. Brasileira de Distribuicao	1,623,764	55,169,417

		55,169,417
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.85%
AES Tiete SA	1,681,700	10,174,833
Cia. Energetica de Sao Paulo Class B	2,435,070	20,055,572

		30,230,405
METALS & MINING — 5.43%
Bradespar SA	3,204,200	14,836,802
Gerdau SA	10,506,146	37,367,760
Metalurgica Gerdau SA	3,854,790	15,045,187
Usinas Siderurgicas de Minas Gerais SA Class A	5,912,400	8,539,777
Vale SA	18,137,400	117,412,445

		193,201,971
MULTILINE RETAIL — 1.01%
Lojas Americanas SA	6,127,106	35,763,862

		35,763,862
OIL, GAS & CONSUMABLE FUELS — 3.90%
Petroleo Brasileiro SA	41,453,078	138,739,908

		138,739,908
PAPER & FOREST PRODUCTS — 0.54%
Suzano Papel e Celulose SA Class A	4,582,300	19,326,958

		19,326,958

TOTAL PREFERRED STOCKS
(Cost: $1,230,352,018)		1,388,661,489

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRAZIL CAPPED ETF

February 28, 2015

Security	Shares	Value
RIGHTS — 0.01%

BANKS — 0.01%
Itausa – Investimentos Itau SAa	213,510	$253,881

		253,881

TOTAL RIGHTS
(Cost: $0)		253,881

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],[c]	797,245	797,245

		797,245

TOTAL SHORT-TERM INVESTMENTS
(Cost: $797,245)		797,245

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $2,936,021,879)		3,537,827,487
Other Assets, Less Liabilities — 0.54%		19,081,408

NET ASSETS — 100.00%		$3,556,908,895

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI CANADA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.75%

AEROSPACE & DEFENSE — 0.49%
Bombardier Inc. Class Ba	2,814,180	$5,859,823
CAE Inc.	517,980	6,259,815

		12,119,638
AUTO COMPONENTS — 1.77%
Magna International Inc. Class A	404,950	44,067,278

		44,067,278
BANKS — 24.98%
Bank of Montreal	1,261,130	78,234,197
Bank of Nova Scotia (The)	2,374,520	127,050,560
Canadian Imperial Bank of Commerce/Canada	775,190	59,394,087
National Bank of Canada	641,690	24,724,067
Royal Bank of Canada	2,815,070	176,549,178
Toronto-Dominion Bank (The)	3,594,710	157,762,470

		623,714,559
CAPITAL MARKETS — 0.78%
CI Financial Corp.	441,440	12,416,108
IGM Financial Inc.	196,690	6,976,655

		19,392,763
CHEMICALS — 4.03%
Agrium Inc.	280,350	32,416,556
Methanex Corp.	182,450	9,934,550
Potash Corp. of Saskatchewan Inc.	1,618,910	58,149,292

		100,500,398
CONSTRUCTION & ENGINEERING — 0.37%
SNC-Lavalin Group Inc.	297,260	9,365,481

		9,365,481
DIVERSIFIED FINANCIAL SERVICES — 0.39%
Onex Corp.	170,880	9,657,632

		9,657,632
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.05%
BCE Inc.	278,570	12,205,634
TELUS Corp.	396,936	14,127,126

		26,332,760
ELECTRIC UTILITIES — 0.68%
Fortis Inc./Canada	534,890	16,955,068

		16,955,068
FOOD & STAPLES RETAILING — 3.52%
Alimentation Couche-Tard Inc. Class B	815,240	31,495,757

Security	Shares	Value
Empire Co. Ltd. Class A	107,690	$7,963,877
George Weston Ltd.	100,570	8,541,584
Jean Coutu Group PJC Inc. (The) Class A	161,090	3,483,306
Loblaw Companies Ltd.	443,220	22,642,857
Metro Inc.	493,950	13,734,789

		87,862,170
FOOD PRODUCTS — 0.58%
Saputo Inc.	495,730	14,419,504

		14,419,504
HEALTH CARE PROVIDERS & SERVICES — 0.81%
Catamaran Corp.[b]	404,950	20,240,203

		20,240,203
HOTELS, RESTAURANTS & LEISURE — 0.67%
Restaurant Brands International Inc.[a]	377,360	16,700,367

		16,700,367
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.20%
TransAlta Corp.[a]	537,560	5,071,443

		5,071,443
INSURANCE — 8.06%
Fairfax Financial Holdings Ltd.	40,940	21,508,541
Great-West Lifeco Inc.	583,840	16,486,765
Industrial Alliance Insurance & Financial Services Inc.	195,800	6,656,557
Intact Financial Corp.	256,320	18,464,729
Manulife Financial Corp.	3,844,800	67,033,433
Power Corp. of Canada	724,460	19,564,162
Power Financial Corp.	485,940	14,500,560
Sun Life Financial Inc.	1,196,160	36,881,560

		201,096,307
IT SERVICES — 0.73%
CGI Group Inc. Class Aa,b	434,320	18,195,074

		18,195,074
MEDIA — 1.82%
Shaw Communications Inc. Class B	771,630	17,921,171
Thomson Reuters Corp.	702,210	27,590,135

		45,511,306
METALS & MINING — 6.92%
Agnico Eagle Mines Ltd.	410,290	13,199,335
Barrick Gold Corp.	2,273,950	29,611,522
Eldorado Gold Corp.	1,398,190	8,073,479

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2015

Security	Shares	Value
First Quantum Minerals Ltd.	1,172,130	$14,878,677
Franco-Nevada Corp.	304,380	16,078,889
Goldcorp Inc.	1,588,650	35,026,256
Kinross Gold Corp.[b]	2,234,790	6,299,973
New Gold Inc.[a],b	984,340	3,776,069
Silver Wheaton Corp.	711,110	15,376,583
Teck Resources Ltd. Class B	1,106,270	17,790,335
Turquoise Hill Resources Ltd.[a],b	1,569,960	4,916,144
Yamana Gold Inc.	1,815,600	7,721,007

		172,748,269
MULTI-UTILITIES — 0.55%
Atco Ltd./Canada Class I	148,630	5,740,940
Canadian Utilities Ltd. Class A	238,520	7,936,977

		13,677,917
MULTILINE RETAIL — 1.11%
Canadian Tire Corp. Ltd. Class A	145,960	15,397,310
Dollarama Inc.	245,640	12,299,213

		27,696,523
OIL, GAS & CONSUMABLE FUELS — 21.84%
AltaGas Ltd.	259,880	9,363,714
ARC Resources Ltd.	621,220	12,014,946
Baytex Energy Corp.	325,740	5,324,433
Cameco Corp.	772,520	11,940,605
Canadian Natural Resources Ltd.	2,129,770	62,017,729
Canadian Oil Sands Ltd.	946,070	8,493,529
Cenovus Energy Inc.	1,477,400	25,521,578
Crescent Point Energy Corp.	824,140	20,361,766
Enbridge Inc.	1,656,290	77,107,386
Encana Corp.	1,446,250	18,867,907
Enerplus Corp.	401,390	4,047,171
Husky Energy Inc.	671,950	15,116,386
Imperial Oil Ltd.	579,390	22,383,994
Inter Pipeline Ltd.	635,460	16,896,065
Keyera Corp.	164,650	11,040,840
MEG Energy Corp.[a],b	306,160	5,126,982
Paramount Resources Ltd. Class Aa,b	112,140	2,793,958
Pembina Pipeline Corp.	655,930	21,001,947
Peyto Exploration & Development Corp.	284,800	7,973,898
PrairieSky Royalty Ltd.	253,650	6,423,267
Suncor Energy Inc.	2,832,870	85,146,047
Talisman Energy Inc.	2,022,080	15,756,888
Tourmaline Oil Corp.[b]	334,640	10,414,536
TransCanada Corp.	1,383,950	60,726,881

Security	Shares	Value
Vermilion Energy Inc.	208,260	$9,376,829

		545,239,282
PAPER & FOREST PRODUCTS — 0.30%
West Fraser Timber Co. Ltd.	135,280	7,373,689

		7,373,689
PHARMACEUTICALS — 4.91%
Valeant Pharmaceuticals International Inc.[b]	622,110	122,698,138

		122,698,138
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.48%
H&R REIT	262,550	5,084,258
RioCan REIT	299,040	7,009,892

		12,094,150
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.52%
Brookfield Asset Management Inc. Class A	1,104,490	60,016,535
First Capital Realty Inc.	189,570	2,981,744

		62,998,279
ROAD & RAIL — 6.91%
Canadian National Railway Co.	1,590,430	109,985,689
Canadian Pacific Railway Ltd.	333,750	62,572,278

		172,557,967
SOFTWARE — 1.03%
Constellation Software Inc./Canada	34,710	11,702,967
Open Text Corp.	238,520	13,910,244

		25,613,211
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.43%
BlackBerry Ltd.[a],b	979,890	10,625,644

		10,625,644
TEXTILES, APPAREL & LUXURY GOODS — 0.55%
Gildan Activewear Inc.	226,950	13,818,931

		13,818,931
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Finning International Inc.	336,420	6,786,866

		6,786,866
WIRELESS TELECOMMUNICATION SERVICES — 1.00%
Rogers Communications Inc. Class B	706,660	25,020,173

		25,020,173

TOTAL COMMON STOCKS
(Cost: $2,934,940,975)		2,490,150,990

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CANADA ETF

February 28, 2015

Security	Shares	Value
SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c],d,e	40,517,236	$40,517,236
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c],d,e	2,364,683	2,364,683
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c],d	544,273	544,273

		43,426,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $43,426,192)		43,426,192

TOTAL INVESTMENTS IN SECURITIES — 101.49%
(Cost: $2,978,367,167)		2,533,577,182
Other Assets, Less Liabilities — (1.49)%		(37,084,215)

NET ASSETS — 100.00%		$2,496,492,967

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index	39	Mar. 2015	Montreal	$5,553,982	$573,217

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® MSCI CHILE CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 93.37%

AIRLINES — 4.97%
LATAM Airlines Group SAa	1,056,000	$11,235,160

		11,235,160
BANKS — 15.12%
Banco de Chile	88,471,866	10,337,416
Banco de Credito e Inversiones	130,903	6,048,998
Banco Santander Chile	213,304,190	11,194,088
CorpBanca SA	548,376,620	6,626,782

		34,207,284
BEVERAGES — 4.24%
Cia. Cervecerias Unidas SA	597,054	5,659,675
Vina Concha y Toro SA	1,979,396	3,945,170

		9,604,845
CONSTRUCTION & ENGINEERING — 0.97%
Besalco SA	1,519,430	880,793
SalfaCorp SA	1,746,755	1,312,382

		2,193,175
DIVERSIFIED FINANCIAL SERVICES — 0.86%
Inversiones La Construccion SA	156,725	1,943,915

		1,943,915
ELECTRIC UTILITIES — 10.94%
E.CL SA	1,771,616	2,926,326
Enersis SA	66,399,960	21,829,225

		24,755,551
FOOD & STAPLES RETAILING — 4.46%
Cencosud SA	4,075,280	10,081,711

		10,081,711
FOOD PRODUCTS — 1.24%
Empresas Aquachile SAa	2,254,842	1,588,238
Multiexport Foods SAa	5,207,440	1,211,943

		2,800,181
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 13.57%
AES Gener SA	10,457,480	5,578,621
Colbun SA	31,106,708	8,738,538
Empresa Nacional de Electricidad SA/Chile	10,901,990	16,383,834

		30,700,993
IT SERVICES — 2.25%
SONDA SA	2,031,700	5,084,061

		5,084,061

Security	Shares	Value
MARINE — 1.21%
Cia. Sud Americana de Vapores SAa	66,598,694	$2,748,817

		2,748,817
METALS & MINING — 0.59%
CAP SA	325,050	1,332,991

		1,332,991
MULTILINE RETAIL — 11.39%
Ripley Corp. SA	3,382,824	1,689,454
SACI Falabella	3,314,520	24,077,935

		25,767,389
OIL, GAS & CONSUMABLE FUELS — 7.87%
Empresas COPEC SA	1,519,210	17,817,493

		17,817,493
PAPER & FOREST PRODUCTS — 4.42%
Empresas CMPC SA	3,841,159	10,000,106

		10,000,106
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.11%
Parque Arauco SA	2,421,980	4,765,721

		4,765,721
TEXTILES, APPAREL & LUXURY GOODS — 0.66%
Forus SA	356,024	1,492,064

		1,492,064
TRANSPORTATION INFRASTRUCTURE — 0.89%
Sociedad Matriz SAAM SA	25,503,002	2,022,235

		2,022,235
WATER UTILITIES — 3.35%
Aguas Andinas SA Series A	9,129,082	5,426,820
Inversiones Aguas Metropolitanas SA	1,344,516	2,155,079

		7,581,899
WIRELESS TELECOMMUNICATION SERVICES — 2.26%
ENTEL Chile SA	485,754	5,110,455

		5,110,455

TOTAL COMMON STOCKS
(Cost: $171,401,033)		211,246,046

PREFERRED STOCKS — 6.47%

BEVERAGES — 2.00%
Coca-Cola Embonor SA	967,490	1,381,690
Embotelladora Andina SA Class B	1,127,170	3,144,012

		4,525,702

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI CHILE CAPPED ETF

February 28, 2015

Security	Shares	Value
CHEMICALS — 4.06%
Sociedad Quimica y Minera de Chile SA Series B	357,720	$9,194,170

		9,194,170
HEALTH CARE PROVIDERS & SERVICES — 0.41%
Bupa Chile SA	1,108,672	917,833

		917,833

TOTAL PREFERRED STOCKS
(Cost: $14,252,461)		14,637,705

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b],c	423,207	423,207

		423,207

TOTAL SHORT-TERM INVESTMENTS
(Cost: $423,207)		423,207

TOTAL INVESTMENTS IN SECURITIES — 100.03%
(Cost: $186,076,701)		226,306,958
Other Assets, Less Liabilities — (0.03)%		(70,269)

NET ASSETS — 100.00%		$226,236,689

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI COLOMBIA CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 76.24%

BANKS — 5.81%
Banco de Bogota SA	7,543	$187,140
Bancolombia SA	58,729	590,544
Grupo Aval Acciones y Valores	220,039	108,071

		885,755
CONSTRUCTION & ENGINEERING — 2.38%
Construcciones El Condor SA	137,218	82,523
Constructora Conconcreto SA	552,406	280,170

		362,693
CONSTRUCTION MATERIALS — 11.46%
Cementos Argos SA	100,168	359,840
Cemex Latam Holdings SAa	120,669	725,703
Grupo Argos SA/Colombia	86,773	661,014

		1,746,557
DIVERSIFIED FINANCIAL SERVICES — 11.54%
Bolsa de Valores de Colombia	51,574,246	386,675
Corp. Financiera Colombiana SA	19,076	286,808
Corp. Financiera Colombiana SA New[a]	269	4,001
Grupo de Inversiones Suramericana SA	76,969	1,081,315

		1,758,799
ELECTRIC UTILITIES — 14.11%
Celsia SA ESP	341,449	698,181
Interconexion Electrica SA ESP	224,599	703,285
Isagen SA ESP	640,585	749,949

		2,151,415
FOOD & STAPLES RETAILING — 4.82%
Almacenes Exito SA	74,195	734,757

		734,757
FOOD PRODUCTS — 4.83%
Grupo Nutresa SA	75,810	736,161

		736,161
GAS UTILITIES — 3.95%
Empresa de Energia de Bogota SA ESP	910,214	602,143

		602,143
METALS & MINING — 1.46%
Mineros SA	299,459	223,317

		223,317
OIL, GAS & CONSUMABLE FUELS — 15.88%
Canacol Energy Ltd.[a]	173,584	386,468

Security	Shares	Value
Ecopetrol SAb	1,728,240	$1,444,716
Pacific Rubiales Energy Corp.	197,657	590,446

		2,421,630

TOTAL COMMON STOCKS
(Cost: $17,194,875)		11,623,227

PREFERRED STOCKS — 23.71%

AIRLINES — 3.73%
Avianca Holdings SA	370,633	567,649

		567,649
BANKS — 17.34%
Banco Davivienda SA	67,184	711,119
Bancolombia SA	153,501	1,587,827
Grupo Aval Acciones y Valores	702,468	345,012

		2,643,958
CONSTRUCTION MATERIALS — 0.73%
Cementos Argos SA	8,056	28,294
Grupo Argos SA/Colombia	11,096	82,747

		111,041
DIVERSIFIED FINANCIAL SERVICES — 1.91%
Grupo de Inversiones Suramericana SA	20,843	291,647

		291,647

TOTAL PREFERRED STOCKS
(Cost: $4,471,966)		3,614,295

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,513	2,513
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	147	147
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	19,622	19,622

		22,282

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,282)		22,282

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI COLOMBIA CAPPED ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $21,689,123)	$15,259,804
Other Assets, Less Liabilities — (0.09)%	(14,357)

NET ASSETS — 100.00%	$15,245,447

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited)

iSHARES® MSCI ISRAEL CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.91%
Elbit Systems Ltd.	51,792	$3,318,501

		3,318,501
BANKS — 24.51%
Bank Hapoalim BM	2,287,248	10,359,038
Bank Leumi le-Israel BMa	2,857,632	9,918,153
First International Bank of Israel Ltd.	99,072	1,299,395
Israel Discount Bank Ltd. Class Aa	2,054,497	3,277,838
Mizrahi Tefahot Bank Ltd.[a]	300,672	3,117,862

		27,972,286
CHEMICALS — 9.00%
Frutarom Industries Ltd.	83,616	2,684,033
Israel Chemicals Ltd.	792,576	5,535,470
Israel Corp. Ltd. (The)	6,048	2,055,131

		10,274,634
COMMUNICATIONS EQUIPMENT — 0.69%
Ituran Location and Control Ltd.	33,888	786,692

		786,692
CONSTRUCTION & ENGINEERING — 1.24%
Electra Ltd./Israel	3,984	460,884
Shikun & Binui Ltd.	461,328	957,687

		1,418,571
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.97%
B Communications Ltd.[a]	22,272	335,789
Bezeq The Israeli Telecommunication Corp. Ltd.	3,328,320	5,331,856

		5,667,645
FOOD & STAPLES RETAILING — 0.85%
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	13,776	567,263
Shufersal Ltd.[b]	173,520	403,818

		971,081
FOOD PRODUCTS — 2.32%
Osem Investments Ltd.	75,696	1,395,239
Strauss Group Ltd.[a,b]	84,288	1,256,626

		2,651,865
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.71%
Kenon Holdings Ltd.[a,b]	44,736	805,620

		805,620

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.12%
Discount Investment Corp. Ltd. Registered	55,056	$132,297

		132,297
INSURANCE — 3.88%
Clal Insurance Enterprises Holdings Ltd.[a]	42,528	668,166
Harel Insurance Investments & Financial Services Ltd.	236,256	1,157,107
IDI Insurance Co. Ltd.	13,536	511,894
Menorah Mivtachim Holdings Ltd.	59,040	574,025
Migdal Insurance & Financial Holding Ltd.[b]	865,536	1,087,889
Phoenix Holdings Ltd. (The)	144,241	425,748

		4,424,829
IT SERVICES — 0.34%
Matrix IT Ltd.	78,336	383,075

		383,075
MACHINERY — 0.25%
Plasson Industries Ltd.[a]	7,536	285,369

		285,369
OIL, GAS & CONSUMABLE FUELS — 4.52%
Delek Group Ltd.	10,320	2,443,094
Naphtha Israel Petroleum Corp. Ltd.[a]	74,353	412,261
Oil Refineries Ltd.[a]	2,462,880	755,985
Paz Oil Co. Ltd.	11,376	1,553,088

		5,164,428
PHARMACEUTICALS — 24.05%
Teva Pharmaceutical Industries Ltd.	489,744	27,449,540

		27,449,540
REAL ESTATE MANAGEMENT & DEVELOPMENT — 8.88%
Africa Israel Investments Ltd.[a,b]	240,336	236,865
Africa Israel Properties Ltd.	28,753	403,355
Airport City Ltd.[a]	72,576	668,865
AL-ROV Israel Ltd.[a]	8,832	278,852
Alony Hetz Properties & Investments Ltd.	187,344	1,405,691
Alrov Properties and Lodgings Ltd.[a]	9,696	199,848
Amot Investments Ltd.	200,064	629,653
Bayside Land Corp.	1,440	431,538
Gazit-Globe Ltd.	197,280	2,530,563
Jerusalem Economy Ltd.	44,928	179,707
Jerusalem Oil Exploration[a]	18,912	606,605

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ISRAEL CAPPED ETF

February 28, 2015

Security	Shares	Value
Melisron Ltd.	33,793	$1,084,727
Nitsba Holdings 1995 Ltd.[a]	56,736	853,544
Norstar Holdings Inc.	23,280	624,677

		10,134,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.36%
EZchip Semiconductor Ltd.[a,b]	63,840	1,368,824
Tower Semiconductor Ltd.[a]	84,384	1,328,525

		2,697,349
SOFTWARE — 5.60%
NICE-Systems Ltd.	110,256	6,387,084

		6,387,084
SPECIALTY RETAIL — 0.75%
Delek Automotive Systems Ltd.	79,584	851,602

		851,602
TEXTILES, APPAREL & LUXURY GOODS — 0.52%
Delta-Galil Industries Ltd.	20,592	597,476

		597,476
WIRELESS TELECOMMUNICATION SERVICES — 1.30%
Cellcom Israel Ltd.[a]	124,656	735,256
Partner Communications Co. Ltd.[a,b]	192,192	748,988

		1,484,244

TOTAL COMMON STOCKS
(Cost: $136,486,330)		113,858,678

SHORT-TERM INVESTMENTS — 3.44%

MONEY MARKET FUNDS — 3.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	3,701,920	3,701,920
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	216,053	216,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	8,352	8,352

		3,926,325

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,926,325)		3,926,325

TOTAL INVESTMENTS IN SECURITIES — 103.21%
(Cost: $140,412,655)		117,785,003
Other Assets, Less Liabilities — (3.21)%		(3,663,674)

NET ASSETS — 100.00%		$114,121,329

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.77%

AIRLINES — 1.06%
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa,b	8,888,700	$8,917,235
Grupo Aeromexico SAB de CVa,b	6,962,536	11,729,955

		20,647,190
BANKS — 11.39%
Banregio Grupo Financiero SAB de CVa,b	2,614,500	13,883,848
Grupo Financiero Banorte SAB de CV Series O	18,130,578	98,449,815
Grupo Financiero Inbursa SAB de CV Series O	23,853,192	66,971,442
Grupo Financiero Santander Mexico SAB de CV Series Bb	19,470,650	42,946,899

		222,252,004
BEVERAGES — 9.62%
Arca Continental SAB de CVa	4,580,829	29,037,652
Coca-Cola Femsa SAB de CV Series L	652,858	5,636,096
Fomento Economico Mexicano SAB de CVa	15,167,310	144,785,324
Organizacion Cultiba SAB de CV	5,966,800	8,284,562

		187,743,634
BUILDING PRODUCTS — 0.00%
Corp GEO SAB de CVa,b	15,588,128	10

		10
CAPITAL MARKETS — 0.43%
Grupo Financiero Interacciones SA de CV Series O	1,230,900	8,329,485

		8,329,485
CHEMICALS — 1.59%
Mexichem SAB de CV	10,623,274	30,963,234

		30,963,234
CONSTRUCTION & ENGINEERING — 2.28%
Empresas ICA SAB de CVa,b	10,518,588	9,504,155
Promotora y Operadora de Infraestructura SAB de CVa	2,928,200	35,057,322

		44,561,477

Security	Shares	Value
CONSTRUCTION MATERIALS — 4.52%
Cemex SAB de CV CPO[a]	87,069,300	$88,222,304

		88,222,304
CONSUMER FINANCE — 1.60%
Credito Real SAB de CV SOFOM ER	2,972,874	7,197,568
Gentera SAB de CVa,b	12,574,506	24,102,819

		31,300,387
CONTAINERS & PACKAGING — 0.31%
Bio Pappel SAB de CVa,b	3,520,500	6,011,127

		6,011,127
DIVERSIFIED FINANCIAL SERVICES — 0.59%
Bolsa Mexicana de Valores SAB de CVb	6,426,087	11,591,196

		11,591,196
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.35%
Axtel SAB de CV CPO[a,b]	22,798,877	6,724,388

		6,724,388
FOOD & STAPLES RETAILING — 6.44%
Controladora Comercial Mexicana SAB de CV BC Units	5,703,355	18,294,068
Grupo Comercial Chedraui SA de CVa,b	4,793,100	15,694,902
Wal-Mart de Mexico SAB de CV Series V	37,431,933	91,602,089

		125,591,059
FOOD PRODUCTS — 5.62%
Gruma SAB de CV Series B	2,032,800	24,897,449
Grupo Bimbo SAB de CVa	17,233,504	48,662,288
Grupo Herdez SAB de CVa,b	4,012,444	10,039,161
Grupo Lala SAB de CVb	8,222,500	16,398,806
Industrias Bachoco SAB de CV Series Ba	2,264,400	9,643,994

		109,641,698
HOTELS, RESTAURANTS & LEISURE — 1.45%
Alsea SAB de CVa,b	6,399,066	19,622,604
Hoteles City Express SAB de CVa,b	5,387,300	8,679,779

		28,302,383
HOUSEHOLD DURABLES — 0.40%
Consorcio ARA SAB de CVa	16,516,428	7,809,734
Urbi Desarrollos Urbanos SAB de CVa,b	29,674,089	20

		7,809,754

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2015

Security	Shares	Value
HOUSEHOLD PRODUCTS — 1.75%
Kimberly-Clark de Mexico SAB de CV Series Ab	16,807,054	$34,227,849

		34,227,849
INDUSTRIAL CONGLOMERATES — 4.75%
Alfa SAB de CV Series Aa	29,175,551	63,201,986
Grupo Carso SAB de CV Series A1	6,530,333	29,472,102

		92,674,088
INSURANCE — 0.45%
Qualitas Controladora SAB de CVa	4,333,700	8,770,583

		8,770,583
MEDIA — 7.46%
Grupo Televisa SAB CPO[a]	20,036,997	136,166,350
TV Azteca SAB de CV CPO[a,b]	21,787,339	9,282,059

		145,448,409
METALS & MINING — 7.62%
Grupo Mexico SAB de CV Series B	27,403,786	82,878,491
Grupo Simec SAB de CV Series Ba,b	2,637,554	7,899,255
Industrias CH SAB de CV Series Ba,b	2,545,683	11,603,016
Industrias Penoles SAB de CV	1,555,303	33,049,149
Minera Frisco SAB de CV Series A1[a,b]	9,965,703	13,263,610

		148,693,521
MULTILINE RETAIL — 1.64%
El Puerto de Liverpool SAB de CV Series C1[a]	2,205,595	24,914,727
Grupo Famsa SAB de CV Series Aa,b	8,635,521	7,057,656

		31,972,383
PHARMACEUTICALS — 0.60%
Genomma Lab Internacional SAB de CV Series Ba,b	10,774,293	11,760,063

		11,760,063
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.70%
Concentradora Fibra Hotelera Mexicana SA de CVb	7,470,100	11,181,169
Fibra Shop Portafolios Inmobiliarios SAPI de CVb	6,561,100	8,275,973

Security	Shares	Value
Fibra Uno Administracion SA de CV	23,399,300	$65,618,824
Mexico Real Estate Management SA de CVb	10,507,400	18,074,527
PLA Administradora Industrial S. de RL de CV	7,927,100	17,066,168
Prologis Property Mexico SA de CV	5,455,500	10,475,348

		130,692,009
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.73%
Corp Inmobiliaria Vesta SAB de CVb	7,420,049	14,247,566

		14,247,566
TRANSPORTATION INFRASTRUCTURE — 4.68%
Grupo Aeroportuario del Centro Norte SAB de CV	3,067,392	14,555,341
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,655,249	24,776,584
Grupo Aeroportuario del Sureste SAB de CV Series Ba	2,318,865	31,797,545
OHL Mexico SAB de CVa	9,778,900	20,183,043

		91,312,513
WIRELESS TELECOMMUNICATION SERVICES — 15.74%
America Movil SAB de CV Series L	286,915,418	307,025,595

		307,025,595

TOTAL COMMON STOCKS
(Cost: $2,321,525,094)		1,946,515,909

SHORT-TERM INVESTMENTS — 4.56%

MONEY MARKET FUNDS — 4.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	83,382,952	83,382,952
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	4,866,430	4,866,430
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	628,494	628,494

		88,877,876

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,877,876)		88,877,876

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI MEXICO CAPPED ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 104.33%
(Cost: $2,410,402,970)	$2,035,393,785
Other Assets, Less Liabilities — (4.33)%	(84,424,826)

NET ASSETS — 100.00%	$1,950,968,959

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI RUSSIA CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 93.54%

BANKS — 12.51%
Sberbank of Russia	14,222,290	$17,483,862
Sberbank of Russia ADR	625,796	3,180,921
VTB Bank OJSC	10,059,585,000	11,105,305
VTB Bank OJSC GDR[a]	1,068,580	2,350,876

		34,120,964
CHEMICALS — 3.99%
Uralkali PJSC	2,158,655	5,971,601
Uralkali PJSC GDR[a]	350,672	4,916,421

		10,888,022
DIVERSIFIED FINANCIAL SERVICES — 2.70%
Moscow Exchange MICEX-RTS OAO	5,938,800	7,377,594

		7,377,594
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.05%
Rostelecom OJSC	3,837,440	5,602,116

		5,602,116
ELECTRIC UTILITIES — 2.00%
RusHydro JSC	523,180,000	5,458,269

		5,458,269
FOOD & STAPLES RETAILING — 5.83%
Magnit PJSC GDR[a]	333,300	15,888,411

		15,888,411
METALS & MINING — 11.11%
Alrosa AO	7,393,200	8,402,145
MMC Norilsk Nickel OJSC	68,680	12,526,211
Severstal PAO	836,285	9,364,097

		30,292,453
OIL, GAS & CONSUMABLE FUELS — 46.26%
Gazprom OAO	10,056,027	24,882,116
Gazprom OAO ADR	4,399,964	21,955,820
Lukoil OAO	410,060	19,871,384
Lukoil OAO ADR	15,516	752,836
Lukoil OAO ADR (London)	363,600	17,598,240
NOVATEK OAO GDR[a]	143,016	11,991,892
Rosneft OAO	2,105,320	9,054,536
Rosneft OAO GDR[a]	471,872	2,038,487
Surgutneftegas OAO	6,351,400	3,585,453
Surgutneftegas OAO ADR	487,812	2,709,796
Tatneft OAO Class S	2,274,525	11,732,445

		126,173,005

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 7.09%
MegaFon OAO GDR[a]	382,184	$6,730,260
Mobile TeleSystems OJSC ADR	991,012	9,811,019
Sistema JSFC GDR[a]	392,688	2,788,085

		19,329,364

TOTAL COMMON STOCKS
(Cost: $379,062,255)		255,130,198

PREFERRED STOCKS — 6.21%

BANKS — 0.40%
Sberbank of Russia	1,258,795	1,094,777

		1,094,777
OIL, GAS & CONSUMABLE FUELS — 5.81%
AK Transneft OAO	4,318	9,640,612
Surgutneftegas OAO	9,910,700	6,204,784

		15,845,396

TOTAL PREFERRED STOCKS
(Cost: $20,006,874)		16,940,173

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	365,828	365,828

		365,828

TOTAL SHORT-TERM INVESTMENTS
(Cost: $365,828)		365,828

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $399,434,957)		272,436,199
Other Assets, Less Liabilities — 0.12%		314,579

NET ASSETS — 100.00%		$272,750,778

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.95%

BANKS — 8.15%
African Bank Investments Ltd.[a,b]	2,626,522	$2,253
Barclays Africa Group Ltd.	533,753	8,827,788
Nedbank Group Ltd.	314,338	6,900,708
Standard Bank Group Ltd.	1,909,899	24,996,026

		40,726,775
CAPITAL MARKETS — 2.02%
Brait SEa	528,430	3,547,052
Coronation Fund Managers Ltd.	357,886	3,174,691
Investec Ltd.	382,310	3,379,210

		10,100,953
CONSTRUCTION MATERIALS — 0.27%
PPC Ltd.	857,596	1,333,531

		1,333,531
CONTAINERS & PACKAGING — 0.65%
Nampak Ltd.	937,493	3,273,543

		3,273,543
DISTRIBUTORS — 0.99%
Imperial Holdings Ltd.	294,397	4,964,807

		4,964,807
DIVERSIFIED FINANCIAL SERVICES — 9.76%
FirstRand Ltd.	5,297,693	24,322,198
Remgro Ltd.	757,275	18,000,959
RMB Holdings Ltd.	1,111,030	6,471,872

		48,795,029
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.52%
Telkom SA SOC Ltd.[a]	368,878	2,595,726

		2,595,726
FOOD & STAPLES RETAILING — 3.69%
Massmart Holdings Ltd.	170,874	2,444,555
Pick n Pay Stores Ltd.	383,529	1,738,437
Shoprite Holdings Ltd.	721,373	10,276,145
SPAR Group Ltd. (The)	259,050	3,971,448

		18,430,585
FOOD PRODUCTS — 1.53%
Tiger Brands Ltd.	256,812	7,658,300

		7,658,300
HEALTH CARE PROVIDERS & SERVICES — 3.51%
Life Healthcare Group Holdings Ltd.	1,476,420	5,739,451
Mediclinic International Ltd.	614,785	6,498,161
Netcare Ltd.	1,513,164	5,333,017

		17,570,629

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.28%
Tsogo Sun Holdings Ltd.	578,004	$1,407,685

		1,407,685
HOUSEHOLD DURABLES — 3.88%
Steinhoff International Holdings Ltd.	3,356,391	19,375,648

		19,375,648
INDUSTRIAL CONGLOMERATES — 2.76%
Bidvest Group Ltd. (The)	500,656	13,820,563

		13,820,563
INSURANCE — 7.03%
Discovery Ltd.	512,393	5,267,275
Liberty Holdings Ltd.	180,196	2,185,918
MMI Holdings Ltd./South Africa	1,730,848	4,834,730
Rand Merchant Insurance Holdings Ltd.	1,052,332	4,063,755
Sanlam Ltd.	2,898,574	18,804,788

		35,156,466
MEDIA — 18.35%
Naspers Ltd. Class N	624,281	91,729,610

		91,729,610
METALS & MINING — 5.05%
African Rainbow Minerals Ltd.	170,956	1,795,823
Anglo American Platinum Ltd.[a]	84,897	2,706,169
AngloGold Ashanti Ltd.[a]	635,805	7,154,102
Assore Ltd.	54,953	717,270
Gold Fields Ltd.	1,220,357	5,682,363
Impala Platinum Holdings Ltd.[a]	845,854	5,205,200
Kumba Iron Ore Ltd.	101,394	1,992,553

		25,253,480
MULTILINE RETAIL — 2.22%
Woolworths Holdings Ltd./South Africa	1,437,598	11,091,945

		11,091,945
OIL, GAS & CONSUMABLE FUELS — 6.77%
Exxaro Resources Ltd.[b]	225,473	2,210,808
Sasol Ltd.	870,708	31,660,207

		33,871,015
PAPER & FOREST PRODUCTS — 0.72%
Sappi Ltd.[a]	852,251	3,583,652

		3,583,652
PHARMACEUTICALS — 3.57%
Aspen Pharmacare Holdings Ltd.	502,814	17,855,010

		17,855,010

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI SOUTH AFRICA ETF

February 28, 2015

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.54%
Growthpoint Properties Ltd.	3,485,488	$8,877,481
Redefine Properties Ltd.	5,473,720	5,561,559
Resilient Property Income Fund Ltd.	403,985	3,250,115

		17,689,155
SPECIALTY RETAIL — 3.51%
Foschini Group Ltd. (The)	298,915	4,243,244
Mr. Price Group Ltd.	378,592	8,763,854
Truworths International Ltd.	598,721	4,566,577

		17,573,675
TRADING COMPANIES & DISTRIBUTORS — 0.53%
Barloworld Ltd.	345,579	2,652,118

		2,652,118
WIRELESS TELECOMMUNICATION SERVICES — 10.65%
MTN Group Ltd.	2,618,427	46,431,971
Vodacom Group Ltd.	585,520	6,823,446

		53,255,417

TOTAL COMMON STOCKS
(Cost: $551,070,173)		499,765,317

SHORT-TERM INVESTMENTS — 0.19%

MONEY MARKET FUNDS — 0.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	849,423	849,423
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	49,574	49,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	39,632	39,632

		938,629

TOTAL SHORT-TERM INVESTMENTS
(Cost: $938,629)		938,629

TOTAL INVESTMENTS IN SECURITIES — 100.14%
(Cost: $552,008,802)		500,703,946
Other Assets, Less Liabilities — (0.14)%		(698,810)

NET ASSETS — 100.00%		$500,005,136

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® MSCI TURKEY ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.98%

AIRLINES — 2.76%
Turk Hava Yollari[a]	4,149,630	$14,932,068

		14,932,068
AUTO COMPONENTS — 0.15%
Goodyear Lastikleri TAS[b]	26,814	789,494

		789,494
AUTOMOBILES — 2.45%
Ford Otomotiv Sanayi AS	527,560	7,121,535
Tofas Turk Otomobil Fabrikasi AS	939,362	6,125,462

		13,246,997
BANKS — 36.29%
Akbank TAS	13,531,478	44,118,537
Albaraka Turk Katilim Bankasi AS	2,026,528	1,434,282
Asya Katilim Bankasi ASa,b	3,383,142	860,919
Sekerbank TAS[a,b]	2,926,375	2,175,873
Tekstil Bankasi ASa,b	788,110	592,258
Turkiye Garanti Bankasi AS	17,365,444	62,004,647
Turkiye Halk Bankasi AS	4,698,336	27,928,478
Turkiye Is Bankasi Class C	11,840,016	29,611,809
Turkiye Sinai Kalkinma Bankasi ASb	4,517,397	3,556,439
Turkiye Vakiflar Bankasi Tao Class D	5,637,916	11,791,427
Yapi ve Kredi Bankasi AS	6,535,641	12,057,803

		196,132,472
BEVERAGES — 4.41%
Anadolu Efes Biracilik ve Malt Sanayii ASa	1,558,046	12,699,778
Coca-Cola Icecek AS	573,776	11,121,901

		23,821,679
BUILDING PRODUCTS — 0.53%
Trakya Cam Sanayii ASb	1,947,280	2,849,301

		2,849,301
CHEMICALS — 1.13%
Gubre Fabrikalari TAS	628,276	1,568,817
Petkim Petrokimya Holding ASb	2,984,202	4,532,665

		6,101,482
CONSTRUCTION & ENGINEERING — 0.34%
Tekfen Holding ASa,b	834,940	1,842,512

		1,842,512

Security	Shares	Value
CONSTRUCTION MATERIALS — 1.68%
Adana Cimento Sanayii TAS Class Ab	432,730	$1,188,933
Akcansa Cimento ASb	359,046	2,405,537
Baticim Bati Anadolu Cimento Sanayii ASb	389,566	1,146,238
Cimsa Cimento Sanayi VE Ticaret AS	405,480	2,684,390
Konya Cimento Sanayii AS	7,194	891,026
Mardin Cimento Sanayii ve Ticaret ASb	369,946	736,950

		9,053,074
CONTAINERS & PACKAGING — 0.24%
Anadolu Cam Sanayii ASb	834,286	670,083
Kartonsan Karton Sanayi ve Ticaret ASb	6,540	640,998

		1,311,081
DISTRIBUTORS — 0.39%
Dogus Otomotiv Servis ve Ticaret AS	413,764	2,105,837

		2,105,837
DIVERSIFIED FINANCIAL SERVICES — 4.92%
Haci Omer Sabanci Holding AS	6,902,316	26,566,369

		26,566,369
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.12%
Turk Telekomunikasyon AS	3,946,672	11,439,856

		11,439,856
FOOD & STAPLES RETAILING — 5.72%
BIM Birlesik Magazalar AS	1,597,722	29,858,026
Bizim Toptan Satis Magazalari ASb	165,244	1,074,250

		30,932,276
FOOD PRODUCTS — 1.90%
Pinar SUT Mamulleri Sanayii AS	134,724	1,312,421
Ulker Biskuvi Sanayi AS	1,156,926	8,947,201

		10,259,622
HEALTH CARE PROVIDERS & SERVICES — 0.20%
Selcuk Ecza Deposu Ticaret ve Sanayi AS	939,362	1,090,631

		1,090,631
HOTELS, RESTAURANTS & LEISURE — 0.19%
NET Holding ASa,b	687,572	1,033,408

		1,033,408

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2015

Security	Shares	Value
HOUSEHOLD DURABLES — 2.35%
Arcelik AS	1,778,008	$10,710,465
Vestel Elektronik Sanayi ve Ticaret ASa,b	630,456	1,997,908

		12,708,373
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.58%
Akenerji Elektrik Uretim ASa,b	1,644,374	745,362
Aksa Enerji Uretim ASa,b	1,147,534	1,446,395
Zorlu Enerji Elektrik Uretim ASa,b	1,127,278	950,230

		3,141,987
INDUSTRIAL CONGLOMERATES — 7.85%
Akfen Holding ASb	654,000	1,534,235
Alarko Holding ASb	503,580	792,913
Dogan Sirketler Grubu Holding ASa,b	7,870,187	2,190,509
Enka Insaat ve Sanayi ASb	3,518,085	7,162,066
KOC Holding ASb	4,765,916	22,171,460
Turkiye Sise ve Cam Fabrikalari AS	4,472,488	6,579,803
Yazicilar Holding AS	241,108	1,989,261

		42,420,247
INSURANCE — 0.50%
Aksigorta AS	692,804	617,050
Anadolu Anonim Turk Sigorta Sirketi[a]	1,503,983	849,167
Anadolu Hayat Emeklilik ASb	573,456	1,249,519

		2,715,736
MACHINERY — 0.44%
Otokar Otomotiv Ve Savunma Sanayi A.S.[b]	63,220	2,375,463

		2,375,463
MEDIA — 0.31%
Besiktas Futbol Yatirimlari Sanayi ve Ticaret ASa,b	811,832	803,762
Fenerbahce Futbol ASa,b	47,088	866,869

		1,670,631
METALS & MINING — 5.30%
Borusan Mannesmann Boru Sanayi ve Ticaret ASb	320,242	911,703
Eregli Demir ve Celik Fabrikalari TAS	10,524,168	17,658,843
Izmir Demir Celik Sanayi ASa,b	706,320	724,575

Security	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Aa,b	1,085,702	$992,889
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	5,568,592	4,029,756
Koza Altin Isletmeleri ASb	336,418	2,969,574
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,315,630	878,830
Park Elektrik Uretim Madencilik Sanayi ve Ticaret ASb	391,964	480,020

		28,646,190
OIL, GAS & CONSUMABLE FUELS — 3.77%
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	782,620	560,126
Tupras Turkiye Petrol Rafinerileri AS	941,324	19,837,046

		20,397,172
PERSONAL PRODUCTS — 0.26%
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret ASb	1,236,932	1,386,938

		1,386,938
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.60%
Akmerkez Gayrimenkul Yatirim Ortakligi ASb	153,690	1,081,635
Dogus Gayrimenkul Yatirim Ortakligi ASa,b	428,370	776,687
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	14,282,924	17,775,567
Halk Gayrimenkul Yatrm Ortakligi AS	1,306,474	696,094
Is Gayrimenkul Yatirim Ortakligi ASb	2,304,478	1,640,165
Sinpas Gayrimenkul Yatirim Ortakligi ASa,b	1,799,590	579,590
Torunlar Gayrimenkul Yatirim Ortakligi ASb	942,850	1,428,333
Vakif Gayrimenkul Yatirim Ortakligi ASb	764,090	874,982

		24,853,053
TEXTILES, APPAREL & LUXURY GOODS — 0.39%
Aksa Akrilik Kimya Sanayii AS	554,156	2,121,878

		2,121,878
TRANSPORTATION INFRASTRUCTURE — 1.81%
TAV Havalimanlari Holding AS	1,228,866	9,796,725

		9,796,725

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI TURKEY ETF

February 28, 2015

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 6.40%
Turkcell Iletisim Hizmetleri ASa,b	6,615,428	$34,589,614

		34,589,614

TOTAL COMMON STOCKS
(Cost: $696,689,543)		540,332,166

RIGHTS — 0.01%

COMMERCIAL BANKS — 0.01%
Sekerbank TAS[a]	2,860,596	45,497

		45,497

TOTAL RIGHTS
(Cost: $0)		45,497

SHORT-TERM INVESTMENTS — 6.35%

MONEY MARKET FUNDS — 6.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	32,327,235	32,327,235
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	1,886,695	1,886,695
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	145,025	145,025

		34,358,955

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,358,955)		34,358,955

TOTAL INVESTMENTS IN SECURITIES — 106.34%
(Cost: $731,048,498)		574,736,618
Other Assets, Less Liabilities — (6.34)%		(34,289,037)

NET ASSETS — 100.00%		$540,447,581

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.66%
B/E Aerospace Inc.[a]	274	$17,410
Boeing Co. (The)	1,712	258,255
General Dynamics Corp.	714	99,089
Honeywell International Inc.	1,870	192,199
L-3 Communications Holdings Inc.	214	27,698
Lockheed Martin Corp.	680	136,034
Northrop Grumman Corp.	484	80,204
Precision Castparts Corp.	356	77,003
Raytheon Co.	780	84,841
Rockwell Collins Inc.	306	27,258
Textron Inc.	694	30,751
TransDigm Group Inc.	125	27,107
United Technologies Corp. Class B	2,191	267,105

		1,324,954
AIR FREIGHT & LOGISTICS — 0.71%
CH Robinson Worldwide Inc.	374	27,788
Expeditors International of Washington Inc.	474	22,894
FedEx Corp.	681	120,524
United Parcel Service Inc. Class B	1,773	180,367

		351,573
AIRLINES — 0.16%
American Airlines Group Inc.	457	21,890
Delta Air Lines Inc.	539	23,996
Southwest Airlines Co.	443	19,156
United Continental Holdings Inc.[a]	224	14,600

		79,642
AUTO COMPONENTS — 0.47%
Autoliv Inc.	230	25,875
BorgWarner Inc.	575	35,340
Delphi Automotive PLC	756	59,603
Johnson Controls Inc.	1,673	85,005
TRW Automotive Holdings Corp.[a]	276	28,770

		234,593
AUTOMOBILES — 0.70%
Ford Motor Co.	9,122	149,053
General Motors Co.	3,268	121,929
Harley-Davidson Inc.	556	35,345
Tesla Motors Inc.[a,b]	220	44,735

		351,062
BANKS — 5.52%
Bank of America Corp.	26,518	419,250

Security	Shares	Value
BB&T Corp.	1,792	$68,186
CIT Group Inc.	452	20,905
Citigroup Inc.	7,646	400,803
Comerica Inc.	448	20,509
Fifth Third Bancorp	2,079	40,249
First Republic Bank/CA	317	18,069
Huntington Bancshares Inc./OH	2,058	22,514
JPMorgan Chase & Co.	9,442	578,606
KeyCorp	2,219	30,911
M&T Bank Corp.	299	36,179
PNC Financial Services Group Inc. (The)[c]	1,327	122,031
Regions Financial Corp.	3,398	32,655
SunTrust Banks Inc.	1,350	55,350
U.S. Bancorp/MN	4,535	202,306
Wells Fargo & Co.	12,449	682,081

		2,750,604
BEVERAGES — 2.06%
Brown-Forman Corp. Class B	302	27,690
Coca-Cola Co. (The)	9,959	431,225
Coca-Cola Enterprises Inc.	575	26,565
Constellation Brands Inc. Class Aa	419	48,068
Dr. Pepper Snapple Group Inc.	503	39,631
Molson Coors Brewing Co. Class B	383	29,066
Monster Beverage Corp.[a]	355	50,098
PepsiCo Inc.	3,780	374,144

		1,026,487
BIOTECHNOLOGY — 3.23%
Alexion Pharmaceuticals Inc.[a]	496	89,463
Alkermes PLC[a]	369	25,922
Amgen Inc.	1,918	302,507
Biogen Idec Inc.[a]	598	244,935
BioMarin Pharmaceutical Inc.[a]	395	42,293
Celgene Corp.[a]	2,008	244,032
Gilead Sciences Inc.[a]	3,811	394,553
Incyte Corp.[a]	384	32,966
Isis Pharmaceuticals Inc.[a]	298	20,431
Medivation Inc.[a]	192	22,566
Pharmacyclics Inc.[a,b]	163	35,197
Regeneron Pharmaceuticals Inc.[a]	203	84,009
Vertex Pharmaceuticals Inc.[a]	604	72,136

		1,611,010
BUILDING PRODUCTS — 0.05%
Masco Corp.	869	22,759

		22,759

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
CAPITAL MARKETS — 2.20%
Affiliated Managers Group Inc.[a]	141	$30,515
Ameriprise Financial Inc.	469	62,673
Bank of New York Mellon Corp. (The)	2,852	111,627
BlackRock Inc.[c]	333	123,683
Charles Schwab Corp. (The)	2,949	86,524
Eaton Vance Corp.	313	13,177
Franklin Resources Inc.	1,028	55,337
Goldman Sachs Group Inc. (The)	992	188,272
Invesco Ltd.	1,088	43,814
Legg Mason Inc.	253	14,489
Morgan Stanley	3,706	132,638
Northern Trust Corp.	565	39,454
Raymond James Financial Inc.	317	18,110
SEI Investments Co.	379	16,312
State Street Corp.	1,066	79,364
T Rowe Price Group Inc.	661	54,599
TD Ameritrade Holding Corp.	698	25,316

		1,095,904
CHEMICALS — 2.51%
Air Products & Chemicals Inc.	536	83,691
Airgas Inc.	175	20,514
Albemarle Corp.	282	15,953
Ashland Inc.	166	21,185
Celanese Corp. Series A	395	22,558
CF Industries Holdings Inc.	124	37,973
Dow Chemical Co. (The)	2,985	146,981
Eastman Chemical Co.	382	28,444
Ecolab Inc.	682	78,798
EI du Pont de Nemours & Co.	2,282	177,654
FMC Corp.	338	21,433
International Flavors & Fragrances Inc.	208	25,361
LyondellBasell Industries NV Class A	1,073	92,181
Monsanto Co.	1,221	147,045
Mosaic Co. (The)	814	43,354
PPG Industries Inc.	347	81,677
Praxair Inc.	735	94,006
Sherwin-Williams Co. (The)	209	59,607
Sigma-Aldrich Corp.	299	41,280
Westlake Chemical Corp.	124	8,278

		1,247,973
COMMERCIAL SERVICES & SUPPLIES — 0.40%
ADT Corp. (The)	417	16,355
Cintas Corp.	248	20,703
Republic Services Inc.	700	28,644

Security	Shares	Value
Stericycle Inc.[a,b]	214	$28,884
Tyco International PLC	1,055	44,542
Waste Management Inc.	1,117	60,854

		199,982
COMMUNICATIONS EQUIPMENT — 1.64%
Cisco Systems Inc.	12,894	380,502
F5 Networks Inc.[a]	183	21,615
Harris Corp.	271	21,051
Juniper Networks Inc.	1,005	24,030
Motorola Solutions Inc.	576	39,133
Palo Alto Networks Inc.[a]	169	24,035
QUALCOMM Inc.	4,200	304,542

		814,908
CONSTRUCTION & ENGINEERING — 0.13%
Chicago Bridge & Iron Co. NVb	246	11,355
Fluor Corp.	389	22,562
Jacobs Engineering Group Inc.[a,b]	333	14,765
Quanta Services Inc.[a]	539	15,513

		64,195
CONSTRUCTION MATERIALS — 0.10%
Martin Marietta Materials Inc.	148	21,065
Vulcan Materials Co.	328	27,224

		48,289
CONSUMER FINANCE — 0.87%
Ally Financial Inc.[a]	1,088	22,609
American Express Co.	2,357	192,307
Capital One Financial Corp.	1,419	111,689
Discover Financial Services	1,160	70,737
Navient Corp.	1,047	22,406
Synchrony Financial[a]	420	13,419

		433,167
CONTAINERS & PACKAGING — 0.28%
Avery Dennison Corp.	242	12,959
Ball Corp.	326	23,377
Crown Holdings Inc.[a]	339	17,967
MeadWestvaco Corp.	436	23,134
Owens-Illinois Inc.[a]	435	11,380
Rock-Tenn Co. Class A	367	25,191
Sealed Air Corp.	515	24,272

		138,280
DISTRIBUTORS — 0.11%
Genuine Parts Co.	389	37,375
LKQ Corp.[a]	754	18,530

		55,905

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	699	$23,871

		23,871
DIVERSIFIED FINANCIAL SERVICES — 1.50%
Berkshire Hathaway Inc. Class Ba	2,913	429,405
CME Group Inc./IL	808	77,512
Intercontinental Exchange Inc.	282	66,372
Leucadia National Corp.	795	18,865
McGraw Hill Financial Inc.	683	70,417
Moody’s Corp.	484	46,919
NASDAQ OMX Group Inc. (The)	294	14,747
Voya Financial Inc.	518	22,890

		747,127
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.20%
AT&T Inc.	13,079	452,010
CenturyLink Inc.	1,420	53,761
Frontier Communications Corp.	2,586	20,636
Level 3 Communications Inc.[a]	714	38,456
Verizon Communications Inc.	10,464	517,445
Windstream Holdings Inc.	1,530	12,072

		1,094,380
ELECTRIC UTILITIES — 1.65%
American Electric Power Co. Inc.	1,227	70,650
Duke Energy Corp.	1,778	139,662
Edison International	769	49,408
Entergy Corp.	457	36,336
Eversource Energy	804	41,607
Exelon Corp.	2,173	73,708
FirstEnergy Corp.	1,062	37,149
NextEra Energy Inc.	1,093	113,082
OGE Energy Corp.	523	17,003
Pepco Holdings Inc.	634	17,207
Pinnacle West Capital Corp.	288	18,455
PPL Corp.	1,672	57,015
Southern Co. (The)	2,286	104,676
Xcel Energy Inc.	1,256	44,312

		820,270
ELECTRICAL EQUIPMENT — 0.57%
AMETEK Inc.	623	33,106
Eaton Corp. PLC	1,205	85,567
Emerson Electric Co.	1,754	101,592
Rockwell Automation Inc.	346	40,496
Sensata Technologies Holding NVa,b	407	21,872

		282,633

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.56%
Amphenol Corp. Class A	785	$44,321
Arrow Electronics Inc.[a]	258	15,986
Avnet Inc.	344	15,759
Corning Inc.	3,229	78,787
Flextronics International Ltd.[a,b]	1,485	18,087
FLIR Systems Inc.	367	11,847
TE Connectivity Ltd.	1,033	74,510
Trimble Navigation Ltd.[a]	669	17,488

		276,785
ENERGY EQUIPMENT & SERVICES — 1.25%
Baker Hughes Inc.	1,101	68,823
Cameron International Corp.[a]	515	24,246
Diamond Offshore Drilling Inc.	167	5,082
Ensco PLC Class A	589	14,413
FMC Technologies Inc.[a]	595	23,758
Halliburton Co.	2,139	91,849
Helmerich & Payne Inc.	279	18,710
Nabors Industries Ltd.	676	8,660
National Oilwell Varco Inc.	1,083	58,861
Noble Corp. PLC	642	10,683
Oceaneering International Inc.	279	15,214
Schlumberger Ltd.	3,246	273,183
Superior Energy Services Inc.	411	9,198

		622,680
FOOD & STAPLES RETAILING — 2.37%
Costco Wholesale Corp.	1,098	161,362
CVS Health Corp.	2,901	301,327
Kroger Co. (The)	1,176	83,673
Sysco Corp.	1,472	57,393
Wal-Mart Stores Inc.	4,069	341,511
Walgreens Boots Alliance Inc.	2,199	182,693
Whole Foods Market Inc.	912	51,519

		1,179,478
FOOD PRODUCTS — 1.57%
Archer-Daniels-Midland Co.	1,631	78,092
Bunge Ltd.	363	29,686
Campbell Soup Co.	517	24,087
ConAgra Foods Inc.	1,061	37,114
General Mills Inc.	1,540	82,836
Hershey Co. (The)	390	40,474
Hormel Foods Corp.	360	21,064
JM Smucker Co. (The)	260	29,991
Kellogg Co.	678	43,717

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
Keurig Green Mountain Inc.	301	$38,401
Kraft Foods Group Inc.	1,478	94,681
McCormick & Co. Inc./MD	294	22,162
Mead Johnson Nutrition Co.	509	53,323
Mondelez International Inc. Class A	4,235	156,420
Tyson Foods Inc. Class A	767	31,685

		783,733
HEALTH CARE EQUIPMENT & SUPPLIES — 2.22%
Abbott Laboratories	3,790	179,532
Baxter International Inc.	1,371	94,805
Becton Dickinson and Co.	487	71,453
Boston Scientific Corp.[a]	3,344	56,514
CareFusion Corp.[a]	510	30,641
Cooper Companies Inc. (The)	121	19,840
CR Bard Inc.	188	31,798
DENTSPLY International Inc.	367	19,455
Edwards Lifesciences Corp.[a]	271	36,048
Hologic Inc.[a]	554	17,939
Intuitive Surgical Inc.[a]	92	46,000
Medtronic PLC	3,576	277,462
ResMed Inc.	360	23,170
St. Jude Medical Inc.	714	47,609
Stryker Corp.	856	81,106
Varian Medical Systems Inc.[a]	253	23,521
Zimmer Holdings Inc.	421	50,684

		1,107,577
HEALTH CARE PROVIDERS & SERVICES — 2.53%
Aetna Inc.	893	88,898
AmerisourceBergen Corp.	562	57,751
Anthem Inc.	690	101,050
Cardinal Health Inc.	839	73,824
Cigna Corp.	670	81,492
DaVita HealthCare Partners Inc.[a]	426	31,780
Express Scripts Holding Co.[a]	1,861	157,794
HCA Holdings Inc.[a]	754	53,941
Henry Schein Inc.[a]	209	29,270
Humana Inc.	386	63,451
Laboratory Corp. of America Holdings[a]	250	30,758
McKesson Corp.	581	132,875
Omnicare Inc.	235	18,034
Patterson Companies Inc.	192	9,614
Quest Diagnostics Inc.	361	25,321
UnitedHealth Group Inc.	2,432	276,348
Universal Health Services Inc. Class B	228	25,844

		1,258,045

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.11%
Cerner Corp.[a]	762	$54,910

		54,910
HOTELS, RESTAURANTS & LEISURE — 1.84%
Carnival Corp.	957	42,098
Chipotle Mexican Grill Inc.[a]	77	51,203
Darden Restaurants Inc.	343	21,952
Hilton Worldwide Holdings Inc.[a]	994	28,100
Las Vegas Sands Corp.	1,022	58,152
Marriott International Inc./MD Class A	571	47,450
McDonald’s Corp.	2,470	244,283
MGM Resorts International[a]	1,014	22,034
Norwegian Cruise Line Holdings Ltd.[a]	231	11,393
Royal Caribbean Cruises Ltd.	418	31,944
Starbucks Corp.	1,880	175,752
Starwood Hotels & Resorts Worldwide Inc.	450	36,148
Wyndham Worldwide Corp.	310	28,359
Wynn Resorts Ltd.	206	29,355
Yum! Brands Inc.	1,110	90,032

		918,255
HOUSEHOLD DURABLES — 0.47%
DR Horton Inc.	827	22,585
Garmin Ltd.	294	14,591
Jarden Corp.[a]	459	24,359
Leggett & Platt Inc.	333	15,002
Lennar Corp. Class A	449	22,544
Mohawk Industries Inc.[a]	155	28,574
Newell Rubbermaid Inc.	693	27,228
PulteGroup Inc.	887	20,011
Toll Brothers Inc.[a]	435	16,665
Whirlpool Corp.	200	42,390

		233,949
HOUSEHOLD PRODUCTS — 1.87%
Church & Dwight Co. Inc.	344	29,288
Clorox Co. (The)	321	34,873
Colgate-Palmolive Co.	2,313	163,807
Energizer Holdings Inc.	152	20,342
Kimberly-Clark Corp.	944	103,519
Procter & Gamble Co. (The)	6,820	580,587

		932,416
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	1,770	22,957
Calpine Corp.[a]	854	18,105

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
NRG Energy Inc.	832	$19,951

		61,013
INDUSTRIAL CONGLOMERATES — 2.21%
3M Co.	1,542	260,058
Danaher Corp.	1,584	138,252
General Electric Co.	25,322	658,119
Roper Industries Inc.	250	41,892

		1,098,321
INSURANCE — 2.82%
ACE Ltd.	840	95,768
Aflac Inc.	1,150	71,587
Alleghany Corp.[a]	40	18,902
Allstate Corp. (The)	1,058	74,695
American International Group Inc.	3,530	195,315
Aon PLC	694	69,650
Arch Capital Group Ltd.[a]	345	20,410
Assurant Inc.	183	11,212
Axis Capital Holdings Ltd.	247	12,802
Chubb Corp. (The)	606	60,873
Cincinnati Financial Corp.	390	20,576
Everest Re Group Ltd.	111	19,695
FNF Group	638	23,427
Genworth Financial Inc. Class Aa	1,152	8,928
Hartford Financial Services Group Inc. (The)	1,088	44,564
Lincoln National Corp.	665	38,331
Loews Corp.	853	34,982
Marsh & McLennan Companies Inc.	1,376	78,281
MetLife Inc.	2,449	124,483
PartnerRe Ltd.	111	12,709
Principal Financial Group Inc.	750	38,377
Progressive Corp. (The)	1,420	37,843
Prudential Financial Inc.	1,154	93,301
RenaissanceRe Holdings Ltd.	98	10,048
Torchmark Corp.	337	17,945
Travelers Companies Inc. (The)	850	91,324
Unum Group	655	21,982
Willis Group Holdings PLC	404	19,279
WR Berkley Corp.	271	13,526
XL Group PLC	670	24,254

		1,405,069
INTERNET & CATALOG RETAIL — 1.39%
Amazon.com Inc.[a]	992	377,119
Expedia Inc.	261	23,947
Liberty Interactive Corp. Series Aa	1,117	32,985

Security	Shares	Value
Netflix Inc.[a]	143	$67,912
Priceline Group Inc. (The)[a]	133	164,585
TripAdvisor Inc.[a,b]	294	26,239

		692,787
INTERNET SOFTWARE & SERVICES — 3.42%
Akamai Technologies Inc.[a]	454	31,558
eBay Inc.[a]	2,819	163,248
Equinix Inc.	139	31,160
Facebook Inc. Class Aa	5,047	398,562
Google Inc. Class Aa	718	403,968
Google Inc. Class Ca	727	405,957
LinkedIn Corp. Class Aa	275	73,480
Rackspace Hosting Inc.[a]	292	14,504
Twitter Inc.[a]	971	46,686
VeriSign Inc.[a]	287	18,374
Yahoo! Inc.[a]	2,269	100,471
Zillow Group Inc. Class Aa	122	13,999

		1,701,967
IT SERVICES — 3.31%
Accenture PLC Class A	1,586	142,788
Alliance Data Systems Corp.[a,b]	162	45,119
Automatic Data Processing Inc.	1,215	107,941
Cognizant Technology Solutions Corp. Class Aa	1,529	95,540
Computer Sciences Corp.	361	25,602
Fidelity National Information Services Inc.	729	49,273
Fiserv Inc.[a]	620	48,404
FleetCor Technologies Inc.[a]	191	29,305
International Business Machines Corp.	2,378	385,093
MasterCard Inc. Class A	2,531	228,119
Paychex Inc.	817	40,715
Teradata Corp.[a]	402	17,897
Total System Services Inc.	434	16,579
Vantiv Inc. Class Aa,b	370	13,686
Visa Inc. Class A	1,242	336,967
Western Union Co. (The)	1,343	26,215
Xerox Corp.	2,716	37,073

		1,646,316
LEISURE PRODUCTS — 0.13%
Hasbro Inc.	295	18,383
Mattel Inc.	868	22,846
Polaris Industries Inc.	159	24,379

		65,608

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.59%
Agilent Technologies Inc.	831	$35,077
Illumina Inc.[a]	361	70,561
Mettler-Toledo International Inc.[a]	72	22,620
Quintiles Transnational Holdings Inc.[a]	170	11,047
Thermo Fisher Scientific Inc.	1,007	130,910
Waters Corp.[a]	217	26,122

		296,337
MACHINERY — 1.49%
AGCO Corp.	225	11,192
Caterpillar Inc.	1,450	120,205
Cummins Inc.	436	62,012
Deere & Co.	863	78,188
Dover Corp.	410	29,541
Flowserve Corp.	341	21,186
Illinois Tool Works Inc.	952	94,115
Ingersoll-Rand PLC	673	45,219
Joy Global Inc.	257	11,390
PACCAR Inc.	889	56,940
Pall Corp.	274	27,622
Parker-Hannifin Corp.	376	46,131
Pentair PLC	477	31,706
Snap-on Inc.	144	21,201
SPX Corp.	96	8,557
Stanley Black & Decker Inc.	380	37,369
Wabtec Corp./DE	243	23,058
Xylem Inc./NY	440	15,708

		741,340
MEDIA — 3.80%
Cablevision Systems Corp. Class A	500	9,390
CBS Corp. Class B NVS	1,227	72,516
Charter Communications Inc. Class Aa	198	35,759
Comcast Corp. Class A	5,424	322,077
Comcast Corp. Class A Special NVS[b]	1,080	63,661
DIRECTV[a]	1,203	106,586
Discovery Communications Inc. Class Aa,b	352	11,370
Discovery Communications Inc. Class Ca	694	21,174
DISH Network Corp. Class Aa	559	41,947
Interpublic Group of Companies Inc. (The)	1,073	23,928
Liberty Global PLC Series Aa	627	33,896
Liberty Global PLC Series Ca	1,602	83,576
Liberty Media Corp. Class Aa	234	9,024

Security	Shares	Value
Liberty Media Corp. Class Ca	517	$19,956
News Corp. Class Aa	979	16,912
Omnicom Group Inc.	636	50,587
Scripps Networks Interactive Inc. Class A	205	14,822
Sirius XM Holdings Inc.[a]	6,501	25,289
Time Warner Cable Inc.	710	109,375
Time Warner Inc.	2,137	174,935
Twenty-First Century Fox Inc. Class A	3,423	119,805
Twenty-First Century Fox Inc. Class B	1,110	37,784
Viacom Inc. Class B	931	65,114
Walt Disney Co. (The)	4,062	422,773

		1,892,256
METALS & MINING — 0.34%
Alcoa Inc.	2,951	43,645
Freeport-McMoRan Inc.	2,607	56,390
Newmont Mining Corp.	1,267	33,360
Nucor Corp.	807	37,953

		171,348
MULTI-UTILITIES — 1.14%
Alliant Energy Corp.	279	17,744
Ameren Corp.	620	26,294
CenterPoint Energy Inc.	1,051	21,850
CMS Energy Corp.	693	24,345
Consolidated Edison Inc.	724	45,713
Dominion Resources Inc./VA	1,470	105,972
DTE Energy Co.	448	36,750
Integrys Energy Group Inc.	202	15,096
MDU Resources Group Inc.	462	10,303
NiSource Inc.	790	33,899
PG&E Corp.	1,207	64,852
Public Service Enterprise Group Inc.	1,264	53,164
SCANA Corp.	333	18,964
Sempra Energy	582	62,972
Wisconsin Energy Corp.	568	28,957

		566,875
MULTILINE RETAIL — 0.71%
Dollar General Corp.[a]	756	54,900
Dollar Tree Inc.[a]	513	40,876
Family Dollar Stores Inc.	251	19,764
Kohl’s Corp.	509	37,564
Macy’s Inc.	889	56,647
Nordstrom Inc.	372	29,920
Target Corp.	1,513	116,244

		355,915

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.71%
Anadarko Petroleum Corp.	1,273	$107,225
Apache Corp.	973	64,062
Cabot Oil & Gas Corp.	1,028	29,812
Cheniere Energy Inc.[a]	569	45,878
Chesapeake Energy Corp.	1,338	22,318
Chevron Corp.	4,765	508,330
Cimarex Energy Co.	221	24,239
Cobalt International Energy Inc.[a]	728	7,455
Concho Resources Inc.[a]	304	33,112
ConocoPhillips	3,108	202,642
CONSOL Energy Inc.	589	18,966
Continental Resources Inc./OKa,b	232	10,322
Devon Energy Corp.	978	60,235
Energen Corp.	184	11,894
EOG Resources Inc.	1,376	123,455
EQT Corp.	383	30,567
Exxon Mobil Corp.	10,683	945,873
Hess Corp.	692	51,955
HollyFrontier Corp.	487	21,423
Kinder Morgan Inc./DE	4,520	185,365
Marathon Oil Corp.	1,699	47,334
Marathon Petroleum Corp.	714	74,970
Murphy Oil Corp.	433	22,035
Noble Energy Inc.	969	45,766
Occidental Petroleum Corp.	1,962	152,801
ONEOK Inc.	533	23,591
Phillips 66	1,409	110,550
Pioneer Natural Resources Co.	375	57,195
QEP Resources Inc.	433	9,301
Southwestern Energy Co.[a,b]	960	24,077
Spectra Energy Corp.	1,692	60,049
Tesoro Corp.	310	28,470
Valero Energy Corp.	1,307	80,629
Whiting Petroleum Corp.[a]	417	14,107
Williams Companies Inc. (The)	1,778	87,193

		3,343,196
PAPER & FOREST PRODUCTS — 0.11%
International Paper Co.	1,014	57,200

		57,200
PERSONAL PRODUCTS — 0.11%
Avon Products Inc.	1,002	8,527
Estee Lauder Companies Inc. (The) Class A	578	47,783

		56,310

Security	Shares	Value
PHARMACEUTICALS — 6.15%
AbbVie Inc.	4,034	$244,057
Actavis PLC[a]	671	195,502
Allergan Inc./U.S.	753	175,253
Bristol-Myers Squibb Co.	4,192	255,377
Eli Lilly & Co.	2,531	177,600
Endo International PLC[a]	431	36,894
Hospira Inc.[a]	427	37,380
Jazz Pharmaceuticals PLC[a]	151	25,684
Johnson & Johnson	7,058	723,515
Mallinckrodt PLC[a]	286	33,382
Merck & Co. Inc.	7,189	420,844
Mylan Inc./PAa,b	933	53,484
Perrigo Co. PLC	355	54,837
Pfizer Inc.	15,918	546,306
Salix Pharmaceuticals Ltd.[a]	162	25,466
Zoetis Inc.	1,262	58,166

		3,063,747
PROFESSIONAL SERVICES — 0.38%
Dun & Bradstreet Corp. (The)	93	12,321
Equifax Inc.	306	28,571
IHS Inc. Class Aa	169	19,862
ManpowerGroup Inc.	204	16,414
Nielsen NV	865	39,107
Robert Half International Inc.	343	21,252
Towers Watson & Co. Class A	181	23,801
Verisk Analytics Inc. Class Aa	381	27,360

		188,688
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.75%
American Capital Agency Corp.	869	18,627
American Realty Capital Properties Inc.	2,320	22,759
American Tower Corp.	1,053	104,394
Annaly Capital Management Inc.	2,383	25,307
AvalonBay Communities Inc.	328	55,215
Boston Properties Inc.	380	52,216
Camden Property Trust	225	16,378
Crown Castle International Corp.	844	72,846
Digital Realty Trust Inc.	344	22,835
Duke Realty Corp.	841	17,964
Equity Residential	867	66,785
Essex Property Trust Inc.	163	36,256
Federal Realty Investment Trust	166	23,577
General Growth Properties Inc.	1,339	38,844
HCP Inc.[b]	1,156	48,968
Health Care REIT Inc.	870	67,086

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
Host Hotels & Resorts Inc.	1,924	$40,404
Iron Mountain Inc.	397	14,590
Kimco Realty Corp.	1,002	26,333
Liberty Property Trust	390	14,516
Macerich Co. (The)	355	29,696
Plum Creek Timber Co. Inc.	451	19,591
Prologis Inc.	1,261	53,857
Public Storage	376	74,155
Rayonier Inc.	319	8,744
Realty Income Corp.	568	28,434
Regency Centers Corp.	243	15,948
Simon Property Group Inc.	781	148,671
SL Green Realty Corp.	241	30,590
UDR Inc.	635	20,282
Ventas Inc.	812	60,470
Vornado Realty Trust	428	47,097
Weyerhaeuser Co.	1,321	46,380

		1,369,815
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
CBRE Group Inc. Class Aa	764	26,175
Realogy Holdings Corp.[a]	362	16,652

		42,827
ROAD & RAIL — 1.04%
CSX Corp.	2,499	85,741
Hertz Global Holdings Inc.[a]	1,119	25,815
JB Hunt Transport Services Inc.	236	20,178
Kansas City Southern	272	31,508
Norfolk Southern Corp.	776	84,708
Union Pacific Corp.	2,248	270,345

		518,295
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.48%
Altera Corp.	776	28,720
Analog Devices Inc.	782	45,778
Applied Materials Inc.	3,060	76,653
Avago Technologies Ltd.	637	81,294
Broadcom Corp. Class A	1,374	62,146
Cree Inc.[a,b]	309	12,131
Intel Corp.	12,192	405,384
KLA-Tencor Corp.	409	26,567
Lam Research Corp.	411	33,891
Linear Technology Corp.	588	28,333
Marvell Technology Group Ltd.	932	15,024
Maxim Integrated Products Inc.	700	24,077
Microchip Technology Inc.	489	25,071

Security	Shares	Value
Micron Technology Inc.[a]	2,738	$83,974
NVIDIA Corp.	1,375	30,333
Qorvo Inc.[a]	366	25,400
Skyworks Solutions Inc.	475	41,681
Texas Instruments Inc.	2,688	158,054
Xilinx Inc.	680	28,812

		1,233,323
SOFTWARE — 3.80%
Activision Blizzard Inc.	1,273	29,686
Adobe Systems Inc.[a]	1,204	95,236
ANSYS Inc.[a]	235	20,203
Autodesk Inc.[a]	560	35,974
CA Inc.	824	26,796
Citrix Systems Inc.[a]	413	26,298
Electronic Arts Inc.[a]	773	44,200
FireEye Inc.[a]	212	9,385
Intuit Inc.	675	65,900
Microsoft Corp.	19,746	865,862
NetSuite Inc.[a]	80	7,714
Nuance Communications Inc.[a]	673	9,624
Oracle Corp.	8,945	391,970
Red Hat Inc.[a]	471	32,556
salesforce.com inc.[a]	1,511	104,833
ServiceNow Inc.[a]	345	26,310
Symantec Corp.	1,744	43,879
Synopsys Inc.[a]	404	18,750
VMware Inc. Class Aa	218	18,545
Workday Inc. Class Aa,b	239	20,435

		1,894,156
SPECIALTY RETAIL — 2.56%
Advance Auto Parts Inc.	183	28,352
AutoNation Inc.[a]	194	11,931
AutoZone Inc.[a]	80	51,414
Bed Bath & Beyond Inc.[a]	467	34,866
Best Buy Co. Inc.	735	28,004
CarMax Inc.[a,b]	541	36,307
Dick’s Sporting Goods Inc.	252	13,631
Foot Locker Inc.	362	20,334
GameStop Corp. Class Ab	308	11,387
Gap Inc. (The)	618	25,709
Home Depot Inc. (The)	3,323	381,314
L Brands Inc.	636	58,423
Lowe’s Companies Inc.	2,493	184,706
O’Reilly Automotive Inc.[a]	259	53,906
PetSmart Inc.	231	19,152

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ETF

February 28, 2015

Security	Shares	Value
Ross Stores Inc.	526	$55,656
Signet Jewelers Ltd.	190	22,777
Staples Inc.	1,647	27,612
Tiffany & Co.	330	29,113
TJX Companies Inc. (The)	1,738	119,296
Tractor Supply Co.	345	30,401
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	154	21,677
Urban Outfitters Inc.[a]	265	10,324

		1,276,292
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.81%
Apple Inc.	14,789	1,899,795
EMC Corp./MA	5,115	148,028
Hewlett-Packard Co.	4,678	162,982
NetApp Inc.	799	30,881
SanDisk Corp.	566	45,240
Seagate Technology PLC	812	49,630
Western Digital Corp.	559	59,802

		2,396,358
TEXTILES, APPAREL & LUXURY GOODS — 0.87%
Coach Inc.	693	30,180
Fossil Group Inc.[a]	123	10,579
Hanesbrands Inc.	253	32,268
lululemon athletica Inc.[a,b]	262	17,932
Michael Kors Holdings Ltd.[a]	519	34,986
NIKE Inc. Class B	1,727	167,726
PVH Corp.	200	21,306
Ralph Lauren Corp.	154	21,161
Under Armour Inc. Class Aa,b	421	32,421
VF Corp.	861	66,004

		434,563
THRIFTS & MORTGAGE FINANCE — 0.08%
Hudson City Bancorp Inc.	1,251	12,210
New York Community Bancorp Inc.	1,142	18,968
People’s United Financial Inc.	737	11,151

		42,329
TOBACCO — 1.46%
Altria Group Inc.	4,972	279,874
Lorillard Inc.	903	61,783
Philip Morris International Inc.	3,916	324,871
Reynolds American Inc.	809	61,177

		727,705

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	713	$29,625
United Rentals Inc.[a,b]	245	22,800
WW Grainger Inc.	157	37,195

		89,620
WATER UTILITIES — 0.05%
American Water Works Co. Inc.	434	23,471

		23,471
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
SBA Communications Corp. Class Aa	326	40,655
Sprint Corp.[a]	1,804	9,237
T-Mobile U.S. Inc.[a]	630	20,809

		70,701

TOTAL COMMON STOCKS
(Cost: $45,530,665)		49,711,144

SHORT-TERM INVESTMENTS — 1.21%

MONEY MARKET FUNDS — 1.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	502,250	502,250
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	29,312	29,312
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	69,685	69,685

		601,247

TOTAL SHORT-TERM INVESTMENTS
(Cost: $601,247)		601,247

TOTAL INVESTMENTS IN SECURITIES — 101.01%
(Cost: $46,131,912)		50,312,391
Other Assets, Less Liabilities — (1.01)%		(501,854)

NET ASSETS — 100.00%		$49,810,537

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Brazil Capped ETF	iShares MSCI Canada ETF	iShares MSCI Chile Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$2,935,224,634	$2,934,940,975	$185,653,494
Affiliated (Note 2)	797,245	43,426,192	423,207

Total cost of investments	$2,936,021,879	$2,978,367,167	$186,076,701

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$3,537,030,242	$2,490,150,990	$225,883,751
Affiliated (Note 2)	797,245	43,426,192	423,207

Total fair value of investments	3,537,827,487	2,533,577,182	226,306,958
Foreign currency, at value[b]	15,120,593	6,592,396	—
Receivables:
Investment securities sold	7,270,956	18,617,956	1,665,884
Dividends	16,189,249	3,079,965	—
Futures variation margin	—	573,217	—

Total Assets	3,576,408,285	2,562,440,716	227,972,842

LIABILITIES
Payables:
Investment securities purchased	17,822,633	21,571,414	1,627,762
Due to broker for foreign currency pledged for futures, at value[b]	—	231,377	—
Collateral for securities on loan (Note 1)	—	42,881,919	—
Capital shares redeemed	—	328,473	—
Investment advisory fees (Note 2)	1,676,757	934,566	108,391

Total Liabilities	19,499,390	65,947,749	1,736,153

NET ASSETS	$3,556,908,895	$2,496,492,967	$226,236,689

Net assets consist of:
Paid-in capital	$5,139,596,809	$3,261,873,097	$356,018,846
Undistributed (distributions in excess of) net investment income	16,508,774	(5,071,119)	154,973
Accumulated net realized loss	(2,200,195,117)	(316,103,306)	(170,167,387)
Net unrealized appreciation (depreciation)	600,998,429	(444,205,705)	40,230,257

NET ASSETS	$3,556,908,895	$2,496,492,967	$226,236,689

Shares outstanding[c]	100,950,000	89,000,000	5,500,000

Net asset value per share	$35.23	$28.05	$41.13

[a]	Securities on loan with values of $ —, $40,773,170 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency including currency at broker, if any: $15,116,941, $6,329,926 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 340.2 million and 200 million, respectively.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Colombia Capped ETF	iShares MSCI Israel Capped ETF	iShares MSCI Mexico Capped ETF

ASSETS
Investments, at cost:
Unaffiliated	$21,666,841	$136,486,330	$2,321,525,094
Affiliated (Note 2)	22,282	3,926,325	88,877,876

Total cost of investments	$21,689,123	$140,412,655	$2,410,402,970

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$15,237,522	$113,858,678	$1,946,515,909
Affiliated (Note 2)	22,282	3,926,325	88,877,876

Total fair value of investments	15,259,804	117,785,003	2,035,393,785
Foreign currency, at value[b]	2,985	53,311	3,189,012
Receivables:
Investment securities sold	2,677,524	1,201,022	107,520,264
Due from custodian (Note 4)	—	—	306,446
Dividends and interest	4,848	179,306	637,062

Total Assets	17,945,161	119,218,642	2,147,046,569

LIABILITIES
Payables:
Investment securities purchased	2,689,801	1,125,244	107,109,008
Collateral for securities on loan (Note 1)	2,660	3,917,973	88,249,382
Investment advisory fees (Note 2)	7,253	54,096	719,220

Total Liabilities	2,699,714	5,097,313	196,077,610

NET ASSETS	$15,245,447	$114,121,329	$1,950,968,959

Net assets consist of:
Paid-in capital	$23,930,945	$173,831,222	$2,635,691,454
Undistributed (distributions in excess of) net investment income	(4,056)	591,234	(5,849,184)
Accumulated net realized loss	(2,251,140)	(37,665,531)	(303,773,578)
Net unrealized depreciation	(6,430,302)	(22,635,596)	(375,099,733)

NET ASSETS	$15,245,447	$114,121,329	$1,950,968,959

Shares outstanding[c]	950,000	2,400,000	32,400,000

Net asset value per share	$16.05	$47.55	$60.22

[a]	Securities on loan with values of $2,540, $3,739,025 and $82,515,442, respectively. See Note 1.
[b]	Cost of foreign currency: $3,276, $54,989 and $3,196,972, respectively.
[c]	$0.001 par value, number of shares authorized: 25 million, 500 million and 255 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Russia Capped ETF	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF

ASSETS
Investments, at cost:
Unaffiliated	$399,069,129	$551,070,173	$696,689,543
Affiliated (Note 2)	365,828	938,629	34,358,955

Total cost of investments	$399,434,957	$552,008,802	$731,048,498

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$272,070,371	$499,765,317	$540,377,663
Affiliated (Note 2)	365,828	938,629	34,358,955

Total fair value of investments	272,436,199	500,703,946	574,736,618
Foreign currency, at value[b]	—	471,262	98,253
Receivables:
Investment securities sold	6,359,749	2,954,382	—
Dividends	53,936	53,432	91,183
Capital shares sold	—	—	694

Total Assets	278,849,884	504,183,022	574,926,748

LIABILITIES
Payables:
Investment securities purchased	5,975,412	3,039,026	—
Collateral for securities on loan (Note 1)	—	898,997	34,213,930
Investment advisory fees (Note 2)	123,694	239,863	265,237

Total Liabilities	6,099,106	4,177,886	34,479,167

NET ASSETS	$272,750,778	$500,005,136	$540,447,581

Net assets consist of:
Paid-in capital	$436,503,519	$636,850,534	$753,514,156
Distributions in excess of net investment income	(156,511)	(511,026)	(493,070)
Accumulated net realized loss	(36,588,488)	(85,026,249)	(56,250,403)
Net unrealized depreciation	(127,007,742)	(51,308,123)	(156,323,102)

NET ASSETS	$272,750,778	$500,005,136	$540,447,581

Shares outstanding[c]	20,200,000	7,300,000	10,900,000

Net asset value per share	$13.50	$68.49	$49.58

[a]	Securities on loan with values of $ —, $848,168 and $32,035,901, respectively. See Note 1.
[b]	Cost of foreign currency: $ —, $474,392 and $109,401, respectively.
[c]	$0.001 par value, number of shares authorized: 1 billion, 400 million and 200 million, respectively.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

iShares MSCI USA ETF

ASSETS
Investments, at cost:
Unaffiliated	$45,316,337
Affiliated (Note 2)	815,575

Total cost of investments	$46,131,912

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$49,465,430
Affiliated (Note 2)	846,961

Total fair value of investments	50,312,391
Receivables:
Investment securities sold	119,475
Dividends and interest	105,305

Total Assets	50,537,171

LIABILITIES
Payables:
Investment securities purchased	189,179
Collateral for securities on loan (Note 1)	531,562
Investment advisory fees (Note 2)	5,893

Total Liabilities	726,634

NET ASSETS	$49,810,537

Net assets consist of:
Paid-in capital	$43,042,363
Undistributed net investment income	178,713
Undistributed net realized gain	2,408,982
Net unrealized appreciation	4,180,479

NET ASSETS	$49,810,537

Shares outstanding[b]	1,100,000

Net asset value per share	$45.28

[a]	Securities on loan with a value of $520,355. See Note 1.
[b]	$0.001 par value, number of shares authorized: 500 million.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Brazil Capped ETF	iShares MSCI Canada ETF	iShares MSCI Chile Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$79,134,409	$34,674,432	$1,470,278
Interest — affiliated (Note 2)	90	36	22
Securities lending income — affiliated (Note 2)	—	34,757	—

Total investment income	79,134,499	34,709,225	1,470,300

EXPENSES
Investment advisory fees (Note 2)	13,867,297	7,034,572	935,384

Total expenses	13,867,297	7,034,572	935,384

Net investment income	65,267,202	27,674,653	534,916

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(391,156,332)	(66,054,849)	(18,873,608)
In-kind redemptions — unaffiliated	—	96,737,881	—
Futures contracts	—	282,321	—
Foreign currency transactions	(3,542,963)	(251,940)	(6,599)

Net realized gain (loss)	(394,699,295)	30,713,413	(18,880,207)

Net change in unrealized appreciation/depreciation on:
Investments	(1,680,211,262)	(553,653,691)	(4,719,464)
Futures contracts	—	(319,873)	—
Translation of assets and liabilities in foreign currencies	58,793	140,476	175

Net change in unrealized appreciation/depreciation	(1,680,152,469)	(553,833,088)	(4,719,289)

Net realized and unrealized loss	(2,074,851,764)	(523,119,675)	(23,599,496)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,009,584,562)	$(495,445,022)	$(23,064,580)

[a]	Net of foreign withholding tax of $6,398,065, $6,224,058 and $375,348, respectively.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Colombia Capped ETF	iShares MSCI Israel Capped ETF	iShares MSCI Mexico Capped ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$166,692	$2,110,140	$13,511,396
Interest — affiliated (Note 2)	2	2	28
Securities lending income — affiliated (Note 2)	464	23,107	455,370

Total investment income	167,158	2,133,249	13,966,794

EXPENSES
Investment advisory fees (Note 2)	57,104	370,776	6,208,859
Commitment fees (Note 8)	30	—	—

Total expenses	57,134	370,776	6,208,859

Net investment income	110,024	1,762,473	7,757,935

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,068,826)	(3,306,839)	(40,853,698)
In-kind redemptions — unaffiliated	—	206,938	(40,277,879)
Foreign currency transactions	(24,585)	(27,842)	(600,560)

Net realized loss	(2,093,411)	(3,127,743)	(81,732,137)

Net change in unrealized appreciation/depreciation on:
Investments	(8,893,869)	(5,745,554)	(424,814,902)
Translation of assets and liabilities in foreign currencies	(944)	(5,862)	(92,572)

Net change in unrealized appreciation/depreciation	(8,894,813)	(5,751,416)	(424,907,474)

Net realized and unrealized loss	(10,988,224)	(8,879,159)	(506,639,611)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,878,200)	$(7,116,686)	$(498,881,676)

[a]	Net of foreign withholding tax of $4,334, $424,509 and $192,285, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Russia Capped ETF	iShares MSCI South Africa ETF	iShares MSCI Turkey ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,809,939	$5,479,181	$445,217
Interest — affiliated (Note 2)	562	3	6
Securities lending income — affiliated (Note 2)	—	7,920	567,479

Total investment income	2,810,501	5,487,104	1,012,702

EXPENSES
Investment advisory fees (Note 2)	777,167	1,453,680	1,505,772

Total expenses	777,167	1,453,680	1,505,772

Net investment income (loss)	2,033,334	4,033,424	(493,070)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(5,147,754)	(13,042,533)	(4,920,474)
In-kind redemptions — unaffiliated	(441,278)	9,951,574	5,301,698
Foreign currency transactions	(130,464)	(148,019)	(29,342)

Net realized gain (loss)	(5,719,496)	(3,238,978)	351,882

Net change in unrealized appreciation/depreciation on:
Investments	(57,534,947)	(24,027,596)	(72,871,137)
Translation of assets and liabilities in foreign currencies	(1,741)	(8,326)	(5,494)

Net change in unrealized appreciation/depreciation	(57,536,688)	(24,035,922)	(72,876,631)

Net realized and unrealized loss	(63,256,184)	(27,274,900)	(72,524,749)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(61,222,850)	$(23,241,476)	$(73,017,819)

[a]	Net of foreign withholding tax of $302,779, $885,221 and $74,457, respectively.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

iShares MSCI USA ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$570,130
Dividends — affiliated (Note 2)	2,201
Interest — affiliated (Note 2)	2
Securities lending income — affiliated (Note 2)	1,932

Total investment income	574,265

EXPENSES
Investment advisory fees (Note 2)	40,692

Total expenses	40,692

Net investment income	533,573

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(118,646)
Investments — affiliated (Note 2)	390
In-kind redemptions — unaffiliated	2,771,829
In-kind redemptions — affiliated (Note 2)	14,774

Net realized gain	2,668,347

Net change in unrealized appreciation/depreciation	375,127

Net realized and unrealized gain	3,043,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,577,047

[a]	Net of foreign withholding tax of $60.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® , INC.

	iShares MSCI Brazil Capped ETF		iShares MSCI Canada ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$65,267,202	$158,393,234	$27,674,653	$66,432,321
Net realized gain (loss)	(394,699,295)	(24,456,910)	30,713,413	6,264,667
Net change in unrealized appreciation/depreciation	(1,680,152,469)	1,185,606,681	(553,833,088)	621,918,423

Net increase (decrease) in net assets resulting from operations	(2,009,584,562)	1,319,543,005	(495,445,022)	694,615,411

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(45,472,254)	(151,885,117)	(36,394,890)	(71,105,660)

Total distributions to shareholders	(45,472,254)	(151,885,117)	(36,394,890)	(71,105,660)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,599,836,734	2,103,462,834	188,209,487	537,013,459
Cost of shares redeemed	(1,437,556,358)	(2,805,065,721)	(946,782,838)	(801,840,234)

Net increase (decrease) in net assets from capital share transactions	162,280,376	(701,602,887)	(758,573,351)	(264,826,775)

INCREASE (DECREASE) IN NET ASSETS	(1,892,776,440)	466,055,001	(1,290,413,263)	358,682,976

NET ASSETS
Beginning of period	5,449,685,335	4,983,630,334	3,786,906,230	3,428,223,254

End of period	$3,556,908,895	$5,449,685,335	$2,496,492,967	$3,786,906,230

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$16,508,774	$(3,286,174)	$(5,071,119)	$3,649,118

SHARES ISSUED AND REDEEMED
Shares sold	36,000,000	45,450,000	6,100,000	17,400,000
Shares redeemed	(36,700,000)	(61,000,000)	(32,100,000)	(27,800,000)

Net decrease in shares outstanding	(700,000)	(15,550,000)	(26,000,000)	(10,400,000)

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Chile Capped ETF		iShares MSCI Colombia Capped ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$534,916	$5,077,041	$110,024	$537,807
Net realized loss	(18,880,207)	(41,001,966)	(2,093,411)	(126,286)
Net change in unrealized appreciation/depreciation	(4,719,289)	(2,259,337)	(8,894,813)	2,091,159

Net increase (decrease) in net assets resulting from operations	(23,064,580)	(38,184,262)	(10,878,200)	2,502,680

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(401,526)	(4,758,168)	(114,080)	(523,757)
From net realized gain	—	—	—	(24,565)
Return of capital	—	—	—	(10,400)

Total distributions to shareholders	(401,526)	(4,758,168)	(114,080)	(558,722)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	71,965,297	306,288,062	842,055	5,263,753
Cost of shares redeemed	(174,761,955)	(275,735,795)	—	—

Net increase (decrease) in net assets from capital share transactions	(102,796,658)	30,552,267	842,055	5,263,753

INCREASE (DECREASE) IN NET ASSETS	(126,262,764)	(12,390,163)	(10,150,225)	7,207,711

NET ASSETS
Beginning of period	352,499,453	364,889,616	25,395,672	18,187,961

End of period	$226,236,689	$352,499,453	$15,245,447	$25,395,672

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$154,973	$21,583	$(4,056)	$—

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	6,450,000	50,000	200,000
Shares redeemed	(4,300,000)	(6,000,000)	—	—

Net increase (decrease) in shares outstanding	(2,600,000)	450,000	50,000	200,000

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Israel Capped ETF		iShares MSCI Mexico Capped ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,762,473	$1,855,705	$7,757,935	$43,179,073
Net realized gain (loss)	(3,127,743)	10,422,925	(81,732,137)	(49,805,879)
Net change in unrealized appreciation/depreciation	(5,751,416)	4,245,175	(424,907,474)	416,649,115

Net increase (decrease) in net assets resulting from operations	(7,116,686)	16,523,805	(498,881,676)	410,022,309

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,141,753)	(2,015,418)	(19,398,319)	(41,504,491)

Total distributions to shareholders	(1,141,753)	(2,015,418)	(19,398,319)	(41,504,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	14,908,298	124,975,600	427,292,875	2,034,431,562
Cost of shares redeemed	(14,173,838)	(88,548,464)	(1,233,196,013)	(1,344,849,484)

Net increase (decrease) in net assets from capital share transactions	734,460	36,427,136	(805,903,138)	689,582,078

INCREASE (DECREASE) IN NET ASSETS	(7,523,979)	50,935,523	(1,324,183,133)	1,058,099,896

NET ASSETS
Beginning of period	121,645,308	70,709,785	3,275,152,092	2,217,052,196

End of period	$114,121,329	$121,645,308	$1,950,968,959	$3,275,152,092

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$591,234	$(29,486)	$(5,849,184)	$5,791,200

SHARES ISSUED AND REDEEMED
Shares sold	300,000	2,500,000	6,800,000	31,000,000
Shares redeemed	(300,000)	(1,750,000)	(20,200,000)	(21,000,000)

Net increase (decrease) in shares outstanding	—	750,000	(13,400,000)	10,000,000

See notes to financial statements.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Russia Capped ETF		iShares MSCI South Africa ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,033,334	$9,621,213	$4,033,424	$13,130,204
Net realized gain (loss)	(5,719,496)	(22,363,897)	(3,238,978)	38,061,399
Net change in unrealized appreciation/depreciation	(57,536,688)	(21,103,770)	(24,035,922)	57,102,013

Net increase (decrease) in net assets resulting from operations	(61,222,850)	(33,846,454)	(23,241,476)	108,293,616

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,840,701)	(2,160,831)	(5,380,757)	(12,294,677)

Total distributions to shareholders	(9,840,701)	(2,160,831)	(5,380,757)	(12,294,677)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	59,657,410	333,077,754	121,555,085	281,249,453
Cost of shares redeemed	(5,618,368)	(317,805,980)	(180,323,354)	(337,422,079)

Net increase (decrease) in net assets from capital share transactions	54,039,042	15,271,774	(58,768,269)	(56,172,626)

INCREASE (DECREASE) IN NET ASSETS	(17,024,509)	(20,735,511)	(87,390,502)	39,826,313

NET ASSETS
Beginning of period	289,775,287	310,510,798	587,395,638	547,569,325

End of period	$272,750,778	$289,775,287	$500,005,136	$587,395,638

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(156,511)	$7,650,856	$(511,026)	$836,307

SHARES ISSUED AND REDEEMED
Shares sold	4,800,000	16,800,000	1,800,000	4,300,000
Shares redeemed	(400,000)	(16,650,000)	(2,800,000)	(5,300,000)

Net increase (decrease) in shares outstanding	4,400,000	150,000	(1,000,000)	(1,000,000)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Turkey ETF		iShares MSCI USA ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(493,070)	$8,452,557	$533,573	$2,391,477
Net realized gain	351,882	4,401,805	2,668,347	56,924,794
Net change in unrealized appreciation/depreciation	(72,876,631)	93,555,911	375,127	(29,707,398)

Net increase (decrease) in net assets resulting from operations	(73,017,819)	106,410,273	3,577,047	29,608,873

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	—	(8,703,391)	(488,843)	(2,876,350)

Total distributions to shareholders	—	(8,703,391)	(488,843)	(2,876,350)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	197,037,653	364,224,026	16,944,592	48,587,993
Cost of shares redeemed	(98,939,089)	(382,640,118)	(17,613,751)	(207,759,194)

Net increase (decrease) in net assets from capital share transactions	98,098,564	(18,416,092)	(669,159)	(159,171,201)

INCREASE (DECREASE) IN NET ASSETS	25,080,745	79,290,790	2,419,045	(132,438,678)

NET ASSETS
Beginning of period	515,366,836	436,076,046	47,391,492	179,830,170

End of period	$540,447,581	$515,366,836	$49,810,537	$47,391,492

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(493,070)	$—	$178,713	$133,983

SHARES ISSUED AND REDEEMED
Shares sold	3,550,000	7,500,000	400,000	1,250,000
Shares redeemed	(1,900,000)	(7,150,000)	(400,000)	(5,250,000)

Net increase (decrease) in shares outstanding	1,650,000	350,000	—	(4,000,000)

See notes to financial statements.

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$53.61	$42.52	$52.61	$65.00	$68.07	$58.26

Income from investment operations:
Net investment income[a]	0.58	1.56	1.59	1.73	2.24	1.56
Net realized and unrealized gain (loss)[b]	(18.54)	11.08	(10.32)	(12.64)	(1.69)	10.83

Total from investment operations	(17.96)	12.64	(8.73)	(10.91)	0.55	12.39

Less distributions from:
Net investment income	(0.42)	(1.55)	(1.36)	(0.56)	(3.62)	(2.58)
Return of capital	—	—	—	(0.92)	—	—

Total distributions	(0.42)	(1.55)	(1.36)	(1.48)	(3.62)	(2.58)

Net asset value, end of period	$35.23	$53.61	$42.52	$52.61	$65.00	$68.07

Total return	(33.49)%[c]	30.33%	(16.85)%	(16.79)%	0.36%	21.12%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,556,909	$5,449,685	$4,983,630	$7,370,617	$11,332,121	$9,240,453
Ratio of expenses to average net assets[d]	0.61%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[d]	2.89%	3.37%	3.02%	2.92%	3.08%	2.24%
Portfolio turnover rate[e]	38%	54%	56%	7%	11%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011 and August 31, 2010 were 8%, 11%, 20%, 6%, 11% and 13%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$32.93	$27.34	$27.52	$29.89	$26.10	$23.70

Income from investment operations:
Net investment income[a]	0.28	0.59	0.60	0.53	0.53	0.43
Net realized and unrealized gain (loss)[b]	(4.78)	5.62	(0.10)	(2.33)	3.78	2.39

Total from investment operations	(4.50)	6.21	0.50	(1.80)	4.31	2.82

Less distributions from:
Net investment income	(0.38)	(0.62)	(0.68)	(0.57)	(0.52)	(0.42)

Total distributions	(0.38)	(0.62)	(0.68)	(0.57)	(0.52)	(0.42)

Net asset value, end of period	$28.05	$32.93	$27.34	$27.52	$29.89	$26.10

Total return	(13.64)%[c]	23.00%	1.84%	(5.87)%	16.50%	11.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,496,493	$3,786,906	$3,428,223	$4,254,544	$5,092,547	$3,447,242
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.51%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[d]	1.90%	1.97%	2.12%	1.94%	1.70%	1.63%
Portfolio turnover rate[e]	3%	6%	7%	5%	8%	6%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$43.52	$47.70	$60.31	$67.11	$67.37	$44.61

Income from investment operations:
Net investment income[a]	0.07	0.69	0.68	0.97	0.95	0.59
Net realized and unrealized gain (loss)[b]	(2.40)	(4.18)	(12.58)	(6.80)	(0.23)	22.86

Total from investment operations	(2.33)	(3.49)	(11.90)	(5.83)	0.72	23.45

Less distributions from:
Net investment income	(0.06)	(0.69)	(0.68)	(0.92)	(0.98)	(0.66)
Return of capital	—	—	(0.03)	(0.05)	(0.00)[c]	(0.03)

Total distributions	(0.06)	(0.69)	(0.71)	(0.97)	(0.98)	(0.69)

Net asset value, end of period	$41.13	$43.52	$47.70	$60.31	$67.11	$67.37

Total return	(5.35)%[d]	(7.40)%	(19.87)%	(8.68)%	0.93%	52.88%

Ratios/Supplemental data:
Net assets, end of period (000s)	$226,237	$352,499	$364,890	$548,797	$708,018	$670,350
Ratio of expenses to average net assets[e]	0.61%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[e]	0.35%	1.49%	1.12%	1.55%	1.30%	1.05%
Portfolio turnover rate[f]	26%	91%	34%	48%	38%	42%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011, and August 31, 2010 were 2%, 11%, 16%, 20%, 12%, and 9%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Colombia Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Period from Jun. 18, 2013[a] to Aug. 31, 2013
Net asset value, beginning of period	$28.22	$25.98	$25.28

Income from investment operations:
Net investment income[b]	0.12	0.67	0.03
Net realized and unrealized gain (loss)[c]	(12.16)	2.24	0.67

Total from investment operations	(12.04)	2.91	0.70

Less distributions from:
Net investment income	(0.13)	(0.63)	—
Net realized gain	—	(0.03)	—
Return of capital	—	(0.01)	—

Total distributions	(0.13)	(0.67)	—

Net asset value, end of period	$16.05	$28.22	$25.98

Total return	(42.78)%[d]	11.44%	2.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,245	$25,396	$18,188
Ratio of expenses to average net assets[e]	0.61%	0.61%	0.61%
Ratio of net investment income to average net assets[e]	1.18%	2.54%	0.61%
Portfolio turnover rate[f]	39%	34%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the year ended August 31, 2014 and for the period ended August 31, 2013 were 22%, 33% and 2%, respectively. See Note 4.

See notes to financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$50.69	$42.85	$37.25	$45.89	$49.41	$46.87

Income from investment operations:
Net investment income[a]	0.70	0.87	0.95	1.12	1.39	1.40
Net realized and unrealized gain (loss)[b]	(3.38)	7.95	5.68	(8.66)	(3.18)	2.63

Total from investment operations	(2.68)	8.82	6.63	(7.54)	(1.79)	4.03

Less distributions from:
Net investment income	(0.46)	(0.98)	(1.03)	(1.07)	(1.73)	(1.49)
Return of capital	—	—	—	(0.03)	—	—

Total distributions	(0.46)	(0.98)	(1.03)	(1.10)	(1.73)	(1.49)

Net asset value, end of period	$47.55	$50.69	$42.85	$37.25	$45.89	$49.41

Total return	(5.28)%[c]	20.67%	17.82%	(16.52)%	(4.26)%	8.57%

Ratios/Supplemental data:
Net assets, end of period (000s)	$114,121	$121,645	$70,710	$68,912	$78,018	$128,473
Ratio of expenses to average net assets[d]	0.62%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[d]	2.93%	1.74%	2.20%	2.75%	2.49%	2.64%
Portfolio turnover rate[e]	6%	15%	14%	20%	17%	21%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$71.51	$61.93	$60.96	$58.39	$48.17	$42.59

Income from investment operations:
Net investment income[a]	0.19	1.06	0.75	0.73	0.80	0.72
Net realized and unrealized gain (loss)[b]	(10.97)	9.61	0.85	2.76	10.15	5.61

Total from investment operations	(10.78)	10.67	1.60	3.49	10.95	6.33

Less distributions from:
Net investment income	(0.51)	(1.09)	(0.63)	(0.92)	(0.73)	(0.75)

Total distributions	(0.51)	(1.09)	(0.63)	(0.92)	(0.73)	(0.75)

Net asset value, end of period	$60.22	$71.51	$61.93	$60.96	$58.39	$48.17

Total return	(15.04)%[c]	17.42%	2.53%	6.13%	22.67%	14.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,950,969	$3,275,152	$2,217,052	$1,182,700	$1,243,731	$1,450,039
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.50%	0.53%	0.52%	0.53%
Ratio of net investment income to average net assets[d]	0.60%	1.61%	1.09%	1.26%	1.35%	1.46%
Portfolio turnover rate[e]	7%	19%	32%	10%	5%	11%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Russia Capped ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Nov. 9, 2010[a] to Aug. 31, 2011
Net asset value, beginning of period	$18.34	$19.84	$21.15	$25.13	$25.00

Income from investment operations:
Net investment income[b]	0.12	0.63	0.62	0.50	0.45
Net realized and unrealized gain (loss)[c]	(4.36)	(2.00)	(1.35)	(4.00)	0.03

Total from investment operations	(4.24)	(1.37)	(0.73)	(3.50)	0.48

Less distributions from:
Net investment income	(0.60)	(0.13)	(0.58)	(0.48)	(0.35)

Total distributions	(0.60)	(0.13)	(0.58)	(0.48)	(0.35)

Net asset value, end of period	$13.50	$18.34	$19.84	$21.15	$25.13

Total return	(22.16)%[d]	(7.00)%	(3.40)%	(13.75)%	1.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$272,751	$289,775	$310,511	$147,026	$111,835
Ratio of expenses to average net assets[e]	0.62%	0.62%	0.61%	0.61%	0.58%
Ratio of net investment income to average net assets[e]	1.61%	3.14%	2.87%	2.22%	1.99%
Portfolio turnover rate[f]	5%	15%	14%	16%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$70.77	$58.88	$64.65	$69.06	$58.74	$51.99

Income from investment operations:
Net investment income[a]	0.57	1.57	1.32	2.10	1.65	1.18
Net realized and unrealized gain (loss)[b]	(2.05)	11.86	(5.31)	(4.41)	11.08	6.92

Total from investment operations	(1.48)	13.43	(3.99)	(2.31)	12.73	8.10

Less distributions from:
Net investment income	(0.80)	(1.54)	(1.78)	(2.10)	(2.41)	(1.35)

Total distributions	(0.80)	(1.54)	(1.78)	(2.10)	(2.41)	(1.35)

Net asset value, end of period	$68.49	$70.77	$58.88	$64.65	$69.06	$58.74

Total return	(1.94)%[c]	23.13%	(6.35)%	(3.17)%	21.58%	15.80%

Ratios/Supplemental data:
Net assets, end of period (000s)	$500,005	$587,396	$547,569	$471,922	$504,102	$505,191
Ratio of expenses to average net assets[d]	0.62%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income to average net assets[d]	1.71%	2.40%	2.08%	3.26%	2.38%	2.09%
Portfolio turnover rate[e]	4%	6%	5%	4%	4%	5%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010
Net asset value, beginning of period	$55.72	$49.00	$56.13	$47.73	$60.81	$48.01

Income from investment operations:
Net investment income (loss)[a]	(0.05)	0.85	1.07	0.86	0.84	1.00
Net realized and unrealized gain (loss)[b]	(6.09)	6.75	(7.08)	8.70	(12.59)	13.02

Total from investment operations	(6.14)	7.60	(6.01)	9.56	(11.75)	14.02

Less distributions from:
Net investment income	—	(0.88)	(1.12)	(1.16)	(1.33)	(1.22)

Total distributions	—	(0.88)	(1.12)	(1.16)	(1.33)	(1.22)

Net asset value, end of period	$49.58	$55.72	$49.00	$56.13	$47.73	$60.81

Total return	(11.02)%[c]	15.52%	(11.05)%	20.37%	(19.74)%	29.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$540,448	$515,367	$436,076	$561,284	$448,677	$601,988
Ratio of expenses to average net assets[d]	0.62%	0.62%	0.61%	0.61%	0.59%	0.61%
Ratio of net investment income (loss) to average net assets[d]	(0.20)%	1.64%	1.67%	1.75%	1.30%	1.81%
Portfolio turnover rate[e]	1%	8%	9%	9%	12%	13%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$43.08	$35.26	$30.31	$26.17	$22.44	$24.83

Income from investment operations:
Net investment income[b]	0.42	0.71	0.69	0.59	0.51	0.17
Net realized and unrealized gain (loss)[c]	2.17	8.01	4.96	3.94	3.73	(2.49)

Total from investment operations	2.59	8.72	5.65	4.53	4.24	(2.32)

Less distributions from:
Net investment income	(0.39)	(0.90)	(0.70)	(0.39)	(0.51)	(0.07)

Total distributions	(0.39)	(0.90)	(0.70)	(0.39)	(0.51)	(0.07)

Net asset value, end of period	$45.28	$43.08	$35.26	$30.31	$26.17	$22.44

Total return	6.06%[d]	24.98%	18.85%	17.44%	18.89%	(9.37)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,811	$47,391	$179,830	$145,470	$5,233	$2,244
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.97%	1.82%	2.10%	2.04%	1.90%	2.21%
Portfolio turnover rate[f]	3%	6%	5%	6%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Brazil Capped	Non-diversified
MSCI Canada	Diversified
MSCI Chile Capped	Non-diversified
MSCI Colombia Capped	Non-diversified
MSCI Israel Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Mexico Capped	Non-diversified
MSCI Russia Capped	Non-diversified
MSCI South Africa	Non-diversified
MSCI Turkey	Non-diversified
MSCI USA	Diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

FUND REORGANIZATION

On January 26, 2015, the iShares MSCI Russia Capped ETF, a series of iShares, Inc. (the “Successor Fund”), acquired all the net assets of the iShares MSCI Russia Capped ETF, which operated as a series of iShares MSCI Russia Capped ETF, Inc. (the “Predecessor Fund”), pursuant to a plan of reorganization approved by the shareholders of the Predecessor Fund on January 16, 2015 (the “Reorganization”). The U.S. Securities and Exchange Commission (“SEC”) staff expressed the view that, as a result of the Predecessor Fund being a series of iShares MSCI Russia Capped ETF Inc., the Predecessor Fund was not covered by the iShares exemptive relief that permits various iShares funds to operate as exchange-traded funds. The purpose of the Reorganization was to address the SEC staff’s concerns on a going forward basis. The Successor Fund has the same investment objective, investment strategy, index methodology, risks, policies and expenses as the Predecessor Fund.

Each shareholder of the Predecessor Fund received shares of the Successor Fund in an amount equal to the aggregate net asset value of such shareholder’s Predecessor Fund shares, as determined before market open of business on January 26, 2015. The Reorganization was accomplished by a tax-free exchange of 19,900,000 shares of the Successor Fund for 19,900,000 shares of the Predecessor Fund at a conversion rate of 1.0.

The Predecessor Fund’s fair value and cost of investments prior to the Reorganization was $245,761,700 and $398,080,360, respectively. Prior to the Reorganization, the Successor Fund had not yet commenced operations and had no assets or liabilities. As a result of the Reorganization, the Successor Fund assumed the performance and accounting history of the Predecessor Fund. The aggregate net assets of the Successor Fund immediately after the Reorganization amounted to $246,588,913.

Since this was a non-taxable merger, for financial reporting purposes, assets received and shares issued by the Successor Fund were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward. The Successor Fund retained, without limitation, all the loss carryforwards of the Predecessor Fund.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Brazil Capped
Assets:
Common Stocks	$2,148,114,872	$—	$—	$2,148,114,872
Preferred Stocks	1,388,661,489	—	—	1,388,661,489
Rights	253,881	—	—	253,881
Money Market Funds	797,245	—	—	797,245

	$3,537,827,487	$—	$—	$3,537,827,487

MSCI Canada
Assets:
Common Stocks	$2,490,150,990	$—	$—	$2,490,150,990
Money Market Funds	43,426,192	—	—	43,426,192
Futures Contracts[a]	573,217	—	—	573,217

	$2,534,150,399	$—	$—	$2,534,150,399

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Chile Capped
Assets:
Common Stocks	$211,246,046	$—	$—	$211,246,046
Preferred Stocks	14,637,705	—	—	14,637,705
Money Market Funds	423,207	—	—	423,207

	$226,306,958	$—	$—	$226,306,958

MSCI Colombia Capped
Assets:
Common Stocks	$11,623,227	$—	$—	$11,623,227
Preferred Stocks	3,614,295	—	—	3,614,295
Money Market Funds	22,282	—	—	22,282

	$15,259,804	$—	$—	$15,259,804

MSCI Israel Capped
Assets:
Common Stocks	$113,858,678	$—	$—	$113,858,678
Money Market Funds	3,926,325	—	—	3,926,325

	$117,785,003	$—	$—	$117,785,003

MSCI Mexico Capped
Assets:
Common Stocks	$1,946,515,879	$—	$30	$1,946,515,909
Money Market Funds	88,877,876	—	—	88,877,876

	$2,035,393,755	$—	$30	$2,035,393,785

MSCI Russia Capped
Assets:
Common Stocks	$255,130,198	$—	$—	$255,130,198
Preferred Stocks	16,940,173	—	—	16,940,173
Money Market Funds	365,828	—	—	365,828

	$272,436,199	$—	$—	$272,436,199

MSCI South Africa
Assets:
Common Stocks	$499,763,064	$—	$2,253	$499,765,317
Money Market Funds	938,629	—	—	938,629

	$500,701,693	$—	$2,253	$500,703,946

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI Turkey
Assets:
Common Stocks	$540,332,166	$—	$—	$540,332,166
Rights	45,497	—	—	45,497
Money Market Funds	34,358,955	—	—	34,358,955

	$574,736,618	$—	$—	$574,736,618

MSCI USA
Assets:
Common Stocks	$49,711,144	$—	$—	$49,711,144
Money Market Funds	601,247	—	—	601,247

	$50,312,391	$—	$—	$50,312,391

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Canada	$40,773,170	$40,773,170	$—
MSCI Colombia Capped	2,540	2,540	—
MSCI Israel Capped	3,739,025	3,739,025	—
MSCI Mexico Capped	82,515,442	82,515,442	—
MSCI South Africa	848,168	848,168	—
MSCI Turkey	32,035,901	32,035,901	—
MSCI USA	520,355	520,355	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Brazil Capped, iShares MSCI Chile Capped, iShares MSCI Israel Capped, iShares MSCI Russia Capped, iShares MSCI South Africa and iShares MSCI Turkey ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For its investment advisory services to each of the iShares MSCI Canada and iShares MSCI Mexico Capped ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion, up to and including $72 billion
0.36	Over $72 billion

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Colombia Capped	0.61%
MSCI USA	0.15

The SEC has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares MSCI USA ETF (the “Group 1 Fund”), retains 71.5% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares MSCI Brazil Capped, iShares MSCI Canada, iShares MSCI Chile Capped, iShares MSCI Colombia Capped, iShares MSCI Israel Capped, iShares MSCI Mexico Capped, iShares Russia Capped, iShares MSCI South Africa and iShares MSCI Turkey ETFs (the “Group 2 Funds”), retain 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

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iSHARES®, INC.

Prior to January 1, 2015, the Group 1 Fund retained 70% of securities lending income and each Group 2 Fund retained 75% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, the Group 1 Fund retained for the remainder of calendar year 2014, 75% of securities lending income and each Group 2 Fund retained 80% of securities lending income, and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Canada	$16,165
MSCI Colombia Capped	132
MSCI Israel Capped	6,908
MSCI Mexico Capped	161,659
MSCI South Africa	2,640
MSCI Turkey	176,811
MSCI USA	898

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI USA
BlackRock Inc.	338	126	(131)	333	$123,683	$814	$8,621
PNC Financial Services Group Inc. (The)	1,343	512	(528)	1,327	122,031	1,387	6,543

					$245,714	$2,201	$15,164

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI Brazil Capped	$1,933,945,161	$1,759,202,665
MSCI Canada	81,209,962	79,335,399
MSCI Chile Capped	78,692,656	180,881,189
MSCI Colombia Capped	8,500,796	7,378,129
MSCI Israel Capped	9,217,700	7,409,954
MSCI Mexico Capped	181,405,944	183,502,820
MSCI Russia Capped	22,398,192	11,806,854
MSCI South Africa	17,203,909	17,332,752
MSCI Turkey	3,973,470	4,246,354
MSCI USA	1,666,983	1,639,771

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Canada	$186,571,377	$937,774,062
MSCI Colombia Capped	180,777	—
MSCI Israel Capped	13,719,198	14,133,006
MSCI Mexico Capped	414,691,476	1,229,164,236
MSCI Russia Capped	40,827,221	5,575,026
MSCI South Africa	121,343,305	179,663,219
MSCI Turkey	196,812,861	98,639,695
MSCI USA	16,888,707	17,506,459

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

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iSHARES®, INC.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Canada ETF as of February 28, 2015 and the related locations in the statements of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin / Net assets consist of – net unrealized appreciation[a]	$573,217

[a]	Represents cumulative appreciation of futures contracts as reported in the schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Canada ETF during the six months ended February 28, 2015 and the related locations in the statements of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$282,321	$(319,873)

The following table shows the average quarter-end balances of open futures contracts held by the iShares MSCI Canada ETF for the six months ended February 28, 2015:

Average value of contracts purchased	$12,516,448

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

6.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund, except for the iShares MSCI USA ETF, invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund, except for the iShares MSCI USA ETF, invests all or substantially all of its assets in issuers located in a single country other than the U.S. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in that country may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI Russia Capped ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Brazil Capped	$989,412,231	$—	$—	$—	$198,226,310	$—	$1,187,638,541
MSCI Canada	142,622,027	5,363,291	5,107,471	27,886,883	68,928,677	14,903,919	264,812,268
MSCI Chile Capped	65,990,195	—	—	1,886,881	11,712,090	976,991	80,566,157
MSCI Israel Capped	13,480,809	—	—	784,479	10,801,191	7,130,249	32,196,728
MSCI Mexico Capped	42,455,837	—	853,150	8,973,988	2,789,471	22,863,665	77,936,111
MSCI Russia Capped	8,260,181	—	—	—	—	—	8,260,181
MSCI South Africa	27,277,976	1,607,845	972,024	15,339,464	14,856,365	6,137,142	66,190,816
MSCI Turkey	21,835,364	—	—	720,636	5,982,737	3,859,184	32,397,921
MSCI USA	56,840	—	—	—	—	—	56,840

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Brazil Capped	$3,513,297,498	$1,001,876,563	$(977,346,574)	$24,529,989
MSCI Canada	3,032,764,554	292,820,133	(792,007,505)	(499,187,372)
MSCI Chile Capped	232,435,848	45,590,198	(51,719,088)	(6,128,890)
MSCI Colombia Capped	21,806,513	—	(6,546,709)	(6,546,709)
MSCI Israel Capped	141,691,054	5,331,932	(29,237,983)	(23,906,051)
MSCI Mexico Capped	2,495,863,135	18,874,138	(479,343,488)	(460,469,350)
MSCI Russia Capped	410,009,295	3,117,712	(140,690,808)	(137,573,096)
MSCI South Africa	561,930,473	53,740,184	(114,966,711)	(61,226,527)
MSCI Turkey	747,286,636	2,791,161	(175,341,179)	(172,550,018)
MSCI USA	46,265,642	5,242,495	(1,195,746)	4,046,749

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

8.	LINE OF CREDIT

The iShares MSCI Colombia Capped ETF, along with certain other iShares funds, are parties to a $150 million credit agreement with State Street Bank and Trust Company, which expires on October 28, 2015. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2015.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

iSHARES®, INC.

iShares MSCI Russia Capped ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on May 15-16, 2014, the Board, including a majority of the Independent Directors, approved the establishment of the Fund as a new series of iShares, Inc. and the proposed Advisory Contract for the Fund. The Board, including the Independent Directors, reviewed the information provided by management in response to requests for information. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. At a meeting held on August 14, 2014, the Board approved a plan of reorganization pursuant to which iShares MSCI Russia Capped ETF (the “Predecessor Fund”), the sole series of iShares MSCI Russia Capped ETF, Inc., would be reorganized with the Fund, which would carry on the Predecessor Fund’s business as an exchange traded fund. The Fund has the same investment objective, investment strategy, risks and policies, operating expenses, investment adviser, portfolio managers and directors as the Predecessor Fund. The Independent Directors were advised by their independent counsel throughout the process.

In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered that the Fund had not yet commenced operations, but that it would be appropriate to review information concerning the Predecessor Fund. Accordingly, references in the following discussion to the Fund and Advisory Contract include the Predecessor Fund and its Advisory Contract, respectively, to the extent the context requires. The Board, including the Independent Directors, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including funds sponsored by an “at cost” service provider) and, in the limited instances where no comparable ETFs existed and the comparison group would not otherwise be reasonable in Lipper’s judgment, pure index institutional mutual funds, objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary ETF methodology (the “Lipper Group”). The Board noted that, prior to 2014, Lipper had used a different methodology to determine the Fund’s Lipper group, which included mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g. actively managed funds and funds sponsored by “at cost” service providers), as applicable. The Board further noted that, after consideration by the 15(c) Committee, the Board determined to use instead Lipper’s proprietary ETF methodology to determine the Fund’s Lipper Group. This determination was based on, among other considerations, the increased number and types of ETFs available for comparative purposes than was the case in prior years. The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. At the Board’s request, Lipper provided, and the Board considered, information on the impact to the iShares funds’ comparative fee rankings that were attributable to the change from a pure index group methodology to Lipper’s proprietary ETF methodology. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	83

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES®, INC.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in its Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2013, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its respective performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group may include funds that are not exchange traded funds or index funds, and that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its own benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its relevant benchmark index. Such periodic comparative performance information, including detailed information on certain specific iShares funds requested by the Board, was also considered.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to shareholder servicing and support, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund supported the Fund Board’s approval of the Advisory Contract.

Costs of Services Provided to the Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BlackRock of the Fund based on the fees payable to BFA and its affiliates (including advisory fees), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that a committee of Independent Directors (the “15(c) Committee”) had focused on the methodology and proposed presentation during its meetings during 2014. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund.

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Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES®, INC.

The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fee rate reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	85

Board Review and Approval of Investment Advisory Contract (Continued)

iSHARES®, INC.

and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

86	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Shareholder Meeting Results

A special meeting of shareholders of the iShares MSCI Russia Capped ETF was held on January 16, 2015. Shareholders were asked to approve an agreement and plan of reorganization for the Fund, which was the sole series of iShares MSCI Russia Capped ETF, Inc., that would result in the Fund becoming a new series of iShares, Inc.

The shareholders approved the proposal and the results of the shareholder vote were as follows:

Votes For	Votes Against	Votes Abstaining
8,260,542	29,095	103,757

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Brazil Capped	$0.375306	$—	$0.043022	$0.418328	90%	—%	10%	100%
MSCI Canada	0.272687	—	0.112037	0.384724	71	—	29	100
MSCI Chile Capped	0.041806	—	0.015148	0.056954	73	—	27	100
MSCI Colombia Capped	0.122755	—	0.004001	0.126756	97	—	3	100
MSCI Israel Capped	0.346906	—	0.109795	0.456701	76	—	24	100
MSCI Mexico Capped	0.423904	—	0.087925	0.511829	83	—	17	100
MSCI Russia Capped	0.527547	—	0.076177	0.603724	87	—	13	100
MSCI South Africa	0.751421	—	0.051677	0.803098	94	—	6	100
MSCI USA	0.376053	—	0.017505	0.393558	96	—	4	100

SUPPLEMENTAL INFORMATION	87

Notes:

88	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-84-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI BRIC ETF | BKF | NYSE Arca
➢	iShares MSCI Emerging Markets Asia ETF | EEMA | NASDAQ
➢	iShares MSCI Emerging Markets Consumer Discretionary ETF | EMDI | NASDAQ
➢	iShares MSCI Emerging Markets Energy Capped ETF | EMEY | NASDAQ
➢	iShares MSCI Emerging Markets Growth ETF | EGRW | NASDAQ
➢	iShares MSCI Emerging Markets Minimum Volatility ETF | EEMV | NYSE Arca
➢	iShares MSCI Emerging Markets Small-Cap ETF | EEMS | NYSE Arca
➢	iShares MSCI Emerging Markets Value ETF | EVAL | NASDAQ

Fund Performance Overview

iSHARES® MSCI BRIC ETF

Performance as of February 28, 2015

The iShares MSCI BRIC ETF (the “Fund”) seeks to track the investment of an index composed of Chinese equities that are available to international investors, and Brazilian, Russian, and Indian equities, as represented by the MSCI BRIC Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -8.13%, net of fees, while the total return for the Index was -7.99%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	8.14%	9.28%	8.68%	8.14%	9.28%	8.68%
5 Years	(0.55)%	(0.52)%	0.35%	(2.74)%	(2.58)%	1.75%
Since Inception	(3.69)%	(3.67)%	(3.26)%	(23.98)%	(23.88)%	(21.47)%

The inception date of the Fund was 11/12/07. The first day of secondary market trading was 11/16/07.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$918.70	$3.28	$1,000.00	$1,021.40	$3.46	0.69%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	33.08%
Energy	14.61
Information Technology	12.57
Consumer Staples	8.74
Telecommunication Services	7.93
Materials	5.98
Industrials	5.62
Consumer Discretionary	5.20
Utilities	3.34
Health Care	2.93

TOTAL	100.00%

COUNTRY ALLOCATION

As of 2/28/15

Country	Percentage of Total Investments*

China	53.28%
Brazil	19.40
India	18.41
Russia	8.91

TOTAL	100.00%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ASIA ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Asia ETF (the “Fund”) seeks to track the investment results of an index composed of Asian emerging market equities, as represented by the MSCI Emerging Markets Asia Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -1.60%, net of fees, while the total return for the Index was -1.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	11.29%	12.39%	11.86%	11.29%	12.39%	11.86%
Since Inception	5.29%	5.57%	5.64%	17.09%	18.02%	18.28%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$984.00	$2.41	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Information Technology	27.06%
Financials	26.63
Consumer Discretionary	8.16
Industrials	7.58
Telecommunication Services	7.16
Energy	6.12
Consumer Staples	6.06
Materials	5.80
Utilities	3.11
Health Care	2.32

TOTAL	100.00%

COUNTRY ALLOCATION

As of 2/28/15

Country	Percentage of Total Investments*

China	33.05%
South Korea	21.68
Taiwan	18.91
India	11.47
Malaysia	5.27
Indonesia	4.01
Thailand	3.61
Philippines	2.00

TOTAL	100.00%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities in the consumer discretionary sector, as represented by the MSCI Emerging Markets Consumer Discretionary Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -10.55%, net of fees, while the total return for the Index was -10.17%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.44)%	(0.38)%	0.35%	(0.44)%	(0.38)%	0.35%
Since Inception	2.80%	2.73%	3.60%	8.82%	8.58%	11.43%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$894.50	$3.19	$1,000.00	$1,021.40	$3.41	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments

Automobiles & Components	36.89%
Media	24.56
Retailing	16.58
Consumer Durables & Apparel	14.38
Consumer Services	7.59

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

South Africa	25.52%
South Korea	24.31
China	11.26
India	7.48
Taiwan	5.92
Mexico	5.38
Indonesia	5.20
Brazil	4.67
Malaysia	3.40
Chile	1.94

TOTAL	95.08%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Energy Capped ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities in the energy sector, as represented by the MSCI Emerging Markets Energy 25/50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -26.24%, net of fees, while the total return for the Index was -26.01%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(14.60)%	(14.70)%	(13.92)%	(14.60)%	(14.70)%	(13.92)%
Since Inception	(14.92)%	(14.97)%	(14.40)%	(38.99)%	(39.09)%	(37.87)%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$737.60	$2.93	$1,000.00	$1,021.40	$3.41	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Integrated Oil & Gas	49.23%
Oil & Gas Refining & Marketing	18.80
Oil & Gas Exploration & Production	16.32
Coal & Consumable Fuels	9.50
Oil & Gas Storage & Transportation	3.31
Oil & Gas Drilling	1.42
Oil & Gas Equipment & Services	1.42

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

Russia	25.84%
China	25.55
India	9.74
Brazil	9.21
Thailand	6.47
South Africa	5.82
South Korea	4.04
Poland	3.19
Malaysia	2.14
Chile	1.91

TOTAL	93.91%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Growth ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that exhibit growth characteristics, as represented by the MSCI Emerging Markets Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -5.12%, net of fees, while the total return for the Index was -4.84%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	5.58%	5.41%	6.52%	5.58%	5.41%	6.52%
Since Inception	2.69%	2.52%	3.39%	8.44%	7.89%	10.76%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$948.80	$2.37	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Information Technology	27.43%
Financials	24.56
Consumer Staples	12.20
Consumer Discretionary	10.79
Industrials	6.74
Health Care	4.18
Energy	3.91
Materials	3.86
Telecommunication Services	3.26
Utilities	3.07

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

China	21.49%
South Korea	15.75
Taiwan	12.13
Brazil	9.02
South Africa	8.51
India	7.80
Mexico	4.58
Russia	3.46
Malaysia	3.44
Indonesia	2.57

TOTAL	88.75%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that, in the aggregated, have lower volatility characteristics relative to the broader emerging equity markets, as represented by the MSCI Emerging Markets Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -4.97%, net of fees, while the total return for the Index was -4.87%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.70%	8.87%	7.86%	7.70%	8.87%	7.86%
Since Inception	7.89%	8.01%	8.13%	29.14%	29.60%	30.12%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$950.30	$1.21	$1,000.00	$1,023.60	$1.25	0.25%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	27.42%
Information Technology	13.50
Consumer Staples	13.46
Telecommunication Services	12.81
Utilities	8.45
Industrials	6.95
Health Care	6.59
Consumer Discretionary	4.07
Energy	3.83
Materials	2.92

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

China	23.86%
Taiwan	17.98
South Korea	9.00
Malaysia	8.50
South Africa	5.58
Indonesia	4.98
Chile	4.28
Brazil	4.08
Philippines	3.99
Qatar	2.70

TOTAL	84.95%

*	Excludes money market funds.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -6.73%, net of fees, while the total return for the Index was -6.75%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.23%	3.60%	3.36%	2.23%	3.60%	3.36%
Since Inception	1.01%	1.20%	1.70%	3.61%	4.32%	6.15%

The inception date of the Fund was 8/16/11. The first day of secondary market trading was 8/18/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$932.70	$3.26	$1,000.00	$1,021.40	$3.41	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	20.80%
Consumer Discretionary	16.16
Information Technology	15.55
Industrials	14.89
Materials	12.48
Consumer Staples	7.52
Health Care	5.60
Utilities	3.90
Energy	1.60
Telecommunication Services	1.50

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

China	19.95%
Taiwan	18.38
South Korea	16.61
India	9.84
South Africa	7.55
Thailand	4.30
Malaysia	4.17
Brazil	3.77
Indonesia	3.58
Mexico	2.73

TOTAL	90.88%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS VALUE ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Value ETF (the “Fund”) seeks to track the investment results of an index composed of emerging market equities that exhibit value characteristics, as represented by the MSCI Emerging Markets Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -11.97%, net of fees, while the total return for the Index was -11.77%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	2.83%	4.73%	3.41%	2.83%	4.73%	3.41%
Since Inception	(3.31)%	(2.75)%	(2.88)%	(9.78)%	(8.18)%	(8.56)%

The inception date of the Fund was 2/8/12. The first day of secondary market trading was 2/9/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$880.30	$2.28	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	32.88%
Energy	12.91
Telecommunication Services	12.22
Materials	11.41
Information Technology	9.09
Consumer Discretionary	7.14
Industrials	6.71
Consumer Staples	3.92
Utilities	3.59
Health Care	0.13

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

China	23.18%
Taiwan	13.32
South Korea	13.28
India	7.66
South Africa	7.47
Brazil	7.22
Mexico	5.07
Russia	4.02
Malaysia	3.61
Indonesia	2.86

TOTAL	87.69%

*	Excludes money market funds.

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	13

Consolidated Schedule of Investments  (Unaudited)

iSHARES® MSCI BRIC ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 91.52%

BRAZIL — 11.54%
Ambev SA	853,565	$5,474,804
B2W Cia. Digital[a]	15,800	110,791
Banco Bradesco SA	110,690	1,445,491
Banco do Brasil SA	158,089	1,311,442
Banco Santander Brasil SA Units	79,000	390,393
BB Seguridade Participacoes SA	126,400	1,432,270
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	347,669	1,220,766
BR Malls Participacoes SA	79,000	467,201
BRF SA	110,600	2,492,160
CCR SA	158,000	921,139
Centrais Eletricas Brasileiras SA	47,400	88,688
CETIP SA – Mercados Organizados	32,147	386,751
Cia. de Saneamento Basico do Estado de Sao Paulo	63,200	374,424
Cia. Siderurgica Nacional SA	126,400	227,660
Cielo SA	126,568	1,979,070
Cosan SA Industria e Comercio	15,800	156,323
CPFL Energia SA	47,400	307,838
Cyrela Brazil Realty SA Empreendimentos e Participacoes	47,400	191,964
Duratex SA	53,848	142,937
EcoRodovias Infraestrutura e Logistica SA	31,600	116,482
EDP – Energias do Brasil SA	47,400	149,361
Embraer SA	110,600	963,135
Estacio Participacoes SA	47,400	319,940
Fibria Celulose SAa	47,441	611,564
Hypermarcas SAa	63,200	422,166
JBS SA	142,252	622,867
Klabin SA Units	94,800	530,470
Kroton Educacional SA	252,864	918,830
Localiza Rent A Car SA	31,660	387,536
Lojas Americanas SA	21,100	94,455
Lojas Renner SA	15,800	464,659
Multiplan Empreendimentos Imobiliarios SA	15,800	301,429
Natura Cosmeticos SA	31,600	310,767
Odontoprev SA	47,400	173,232
Petroleo Brasileiro SA	521,400	1,728,670
Porto Seguro SA	15,800	173,066

Security	Shares	Value
Qualicorp SAa	31,600	$287,338
Raia Drogasil SA	47,450	472,948
Souza Cruz SA	63,200	560,530
Sul America SA	31,672	144,882
TIM Participacoes SA	158,069	658,955
TOTVS SA	15,800	189,588
Tractebel Energia SA	31,600	369,119
Transmissora Alianca de Energia Eletrica SA Units	16,400	120,045
Ultrapar Participacoes SA	63,200	1,316,892
Vale SA	237,000	1,761,327
Via Varejo SAa	17,100	101,068
WEG SA	44,320	475,851

		33,869,284
CHINA — 53.16%
AAC Technologies Holdings Inc.[b]	158,000	1,046,142
Agricultural Bank of China Ltd. Class H	3,792,000	1,882,444
Air China Ltd. Class H	324,000	287,426
Alibaba Health Information Technology Ltd.[a]	390,000	266,522
Alibaba Pictures Group Ltd.[a]	1,580,000	366,710
Aluminum Corp. of China Ltd. Class Ha,b	632,000	306,406
Anhui Conch Cement Co. Ltd. Class H	237,000	805,234
Anta Sports Products Ltd.	158,040	317,896
Bank of China Ltd. Class H	14,062,000	8,086,767
Bank of Communications Co. Ltd. Class H	1,584,200	1,366,561
BBMG Corp. Class H	237,000	207,497
Beijing Capital International Airport Co. Ltd. Class H	316,000	297,850
Beijing Enterprises Holdings Ltd.	79,000	586,736
Beijing Enterprises Water Group Ltd.[b]	632,000	392,787
Belle International Holdings Ltd.	790,000	854,638
Brilliance China Automotive Holdings Ltd.	632,000	1,240,294
Byd Co. Ltd. Class Hb	79,000	344,300
CGN Power Co. Ltd. Class Ha,c	948,000	382,601
China Agri-Industries Holdings Ltd.[b]	331,800	133,482
China Cinda Asset Management Co. Ltd. Class Ha	948,000	466,944

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2015

Security	Shares	Value
China CITIC Bank Corp. Ltd. Class H	1,422,000	$1,078,127
China CNR Corp. Ltd. Class Ha,c	316,000	434,347
China Coal Energy Co. Ltd. Class Hb	632,000	340,633
China Communications Construction Co. Ltd. Class H	790,000	965,669
China Communications Services Corp. Ltd. Class H	316,800	145,421
China Construction Bank Corp. Class H	12,798,370	10,644,061
China COSCO Holdings Co. Ltd. Class Ha,b	474,000	235,917
China Everbright Bank Co. Ltd. Class H	474,000	249,974
China Everbright International Ltd.[b]	474,000	661,300
China Everbright Ltd.	316,000	774,165
China Galaxy Securities Co. Ltd. Class Hb	237,000	282,672
China Gas Holdings Ltd.	316,000	491,391
China Huishan Dairy Holdings Co. Ltd.	790,000	136,498
China International Marine Containers Group Co. Ltd. Class H	94,800	179,688
China Life Insurance Co. Ltd. Class H	1,264,000	5,419,157
China Longyuan Power Group Corp. Ltd.	474,000	508,504
China Medical System Holdings Ltd.	158,000	261,586
China Mengniu Dairy Co. Ltd.	158,000	713,047
China Merchants Bank Co. Ltd. Class H	790,456	1,804,031
China Merchants Holdings International Co. Ltd.[b]	316,000	1,201,993
China Minsheng Banking Corp. Ltd. Class H	1,106,000	1,336,250
China Mobile Ltd.	1,106,000	15,031,030
China National Building Material Co. Ltd. Class H	632,000	618,517
China Oilfield Services Ltd. Class H	316,000	479,982
China Overseas Land & Investment Ltd.	632,800	1,929,704

Security	Shares	Value
China Pacific Insurance Group Co. Ltd. Class H	474,000	$2,475,292
China Petroleum & Chemical Corp. Class H	4,530,600	3,797,188
China Railway Construction Corp. Ltd. Class H	328,000	400,513
China Railway Group Ltd. Class H	632,000	513,394
China Resources Cement Holdings Ltd.	316,000	187,429
China Resources Enterprise Ltd.	316,000	659,263
China Resources Gas Group Ltd.[b]	171,000	422,900
China Resources Land Ltd.	344,444	914,911
China Resources Power Holdings Co. Ltd.	316,200	837,851
China Shenhua Energy Co. Ltd. Class H	632,000	1,654,269
China Shipping Container Lines Co. Ltd. Class Ha	632,000	196,394
China South City Holdings Ltd.[b]	316,000	99,827
China State Construction International Holdings Ltd.	316,000	449,831
China Taiping Insurance Holdings Co. Ltd.[a,b]	191,440	666,484
China Telecom Corp. Ltd. Class H	2,528,000	1,636,341
China Unicom Hong Kong Ltd.	949,900	1,599,610
China Vanke Co. Ltd. Class Ha,b	237,301	544,644
Chongqing Changan Automobile Co. Ltd. Class B	158,000	429,254
Chongqing Rural Commercial Bank Co. Ltd. Class H	474,000	295,201
CITIC Ltd.	319,000	560,223
CITIC Securities Co. Ltd. Class Hb	158,000	560,251
CNOOC Ltd.	3,160,000	4,539,053
COSCO Pacific Ltd.	316,000	455,535
Country Garden Holdings Co. Ltd.[b]	948,046	377,729
CSPC Pharmaceutical Group Ltd.	316,000	258,327
CSR Corp. Ltd. Class Hb	343,000	444,039
Datang International Power Generation Co. Ltd. Class H	316,000	158,093
Dongfeng Motor Group Co. Ltd. Class H	632,000	1,005,600
ENN Energy Holdings Ltd.	124,000	657,937
Evergrande Real Estate Group Ltd.[b]	948,000	418,049

CONSOLIDATED SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2015

Security	Shares	Value
Far East Horizon Ltd.	158,000	$147,295
Fosun International Ltd.[b]	316,000	510,949
Franshion Properties China Ltd.[b]	632,000	185,800
GCL-Poly Energy Holdings Ltd.[a,b]	1,580,000	378,934
Geely Automobile Holdings Ltd.	790,000	353,468
GOME Electrical Appliances Holding Ltd.[b]	1,580,400	213,968
Great Wall Motor Co. Ltd. Class H	185,500	1,181,582
Guangdong Investment Ltd.	316,000	407,048
Guangzhou Automobile Group Co. Ltd. Class H	316,454	303,582
Guangzhou R&F Properties Co. Ltd. Class H	189,600	220,515
Haier Electronics Group Co. Ltd.	178,000	469,360
Haitian International Holdings Ltd.[b]	158,000	341,855
Haitong Securities Co. Ltd. Class Hb	189,600	452,275
Hanergy Thin Film Power Group Ltd.[a,b]	2,212,000	1,289,189
Hengan International Group Co. Ltd.	158,000	1,812,158
Huadian Power International Corp. Ltd. Class H	316,000	265,661
Huaneng Power International Inc. Class H	632,000	794,538
Industrial & Commercial Bank of China Ltd. Class H	12,956,050	9,455,447
Inner Mongolia Yitai Coal Co. Ltd. Class B	205,470	279,234
Jiangsu Expressway Co. Ltd. Class H	316,000	389,935
Jiangxi Copper Co. Ltd. Class H	158,000	269,735
Kingboard Chemical Holdings Ltd.	79,100	136,670
Kingsoft Corp. Ltd.[b]	158,000	363,043
Kunlun Energy Co. Ltd.	632,000	621,777
Lee & Man Paper Manufacturing Ltd.	316,000	162,982
Lenovo Group Ltd.	1,264,000	1,949,267
Longfor Properties Co. Ltd.	237,000	311,703
New China Life Insurance Co. Ltd. Class H	149,400	860,132
New World China Land Ltd.	316,000	206,987
Nine Dragons Paper (Holdings) Ltd.	316,000	204,950

Security	Shares	Value
People’s Insurance Co. Group of China Ltd. Class H	1,106,000	$571,864
PetroChina Co. Ltd. Class H	3,792,000	4,400,518
PICC Property & Casualty Co. Ltd. Class H	633,548	1,357,699
Ping An Insurance Group Co. of China Ltd. Class H	474,000	5,271,454
Semiconductor Manufacturing International Corp.[a]	4,424,000	387,898
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	408,000	336,166
Shanghai Electric Group Co. Ltd. Class H	316,000	187,837
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	79,000	262,809
Shanghai Industrial Holdings Ltd.	158,000	478,760
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	126,400	264,031
Shenzhou International Group Holdings Ltd.	158,000	625,444
Shimao Property Holdings Ltd.	237,000	503,004
Shui On Land Ltd.	395,333	91,755
Sihuan Pharmaceutical Holdings Group Ltd.	746,000	444,400
Sino Biopharmaceutical Ltd.	632,000	600,589
Sino-Ocean Land Holdings Ltd.	553,000	345,115
Sinopec Engineering Group Co. Ltd. Class H	158,000	128,145
Sinopec Shanghai Petrochemical Co. Ltd. Class H	633,000	216,293
Sinopharm Group Co. Ltd. Class H	189,600	663,745
Sinotrans Ltd. Class H	316,000	209,025
SOHO China Ltd.	316,000	226,138
Sun Art Retail Group Ltd.[b]	395,000	354,486
Tencent Holdings Ltd.	916,400	16,058,225
Tingyi Cayman Islands Holding Corp.	316,000	794,538
Tsingtao Brewery Co. Ltd. Class H	40,000	252,983
Uni-President China Holdings Ltd.[b]	200,400	157,623
Want Want China Holdings Ltd.	1,106,000	1,219,310
Weichai Power Co. Ltd. Class H	85,775	348,389
Yanzhou Coal Mining Co. Ltd. Class Hb	316,000	260,771

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2015

Security	Shares	Value
Yuexiu Property Co. Ltd.[b]	1,265,920	$254,638
Zhejiang Expressway Co. Ltd. Class H	316,000	388,712
Zhuzhou CSR Times Electric Co. Ltd. Class H	85,000	478,954
Zijin Mining Group Co. Ltd. Class H	949,000	281,441
ZTE Corp. Class H	126,440	281,722

		156,022,853
INDIA — 18.37%
Adani Ports & Special Economic Zone Ltd.	90,156	482,471
ACC Ltd.	7,900	214,497
Adani Enterprises Ltd.	23,545	265,717
Aditya Birla Nuvo Ltd.	6,162	171,580
Ambuja Cements Ltd.	116,762	514,051
Apollo Hospitals Enterprise Ltd.	13,746	292,290
Asian Paints Ltd.	53,088	703,144
Aurobindo Pharma Ltd.	23,530	412,484
Bajaj Auto Ltd.	14,694	511,978
Bharat Heavy Electricals Ltd.	103,806	440,300
Bharat Petroleum Corp. Ltd.	31,442	379,614
Bharti Airtel Ltd.	107,440	619,295
Bosch Ltd.	1,264	529,403
Cairn India Ltd.	79,790	328,946
Cipla Ltd.	61,462	678,265
Coal India Ltd.	122,766	782,520
Dabur India Ltd.	80,106	341,654
Divi’s Laboratories Ltd.	7,110	198,000
DLF Ltd.	78,052	196,251
Dr. Reddy’s Laboratories Ltd.	20,644	1,118,644
GAIL (India) Ltd.	56,564	378,207
GlaxoSmithKline Consumer Healthcare Ltd.	1,896	177,975
Godrej Consumer Products Ltd.	20,856	383,004
HCL Technologies Ltd.	43,608	1,425,753
Hero Motocorp Ltd.	8,848	384,334
Hindalco Industries Ltd.	197,659	488,831
Hindustan Unilever Ltd.	132,001	1,943,760
Housing Development Finance Corp. Ltd.	263,860	5,700,068
ICICI Bank Ltd.	193,392	1,083,127
Idea Cellular Ltd.	185,176	458,109
Infosys Ltd.	163,056	6,058,571
ITC Ltd.	395,790	2,314,031

Security	Shares	Value
Jindal Steel & Power Ltd.	55,300	$175,147
JSW Steel Ltd.	13,272	217,070
Larsen & Toubro Ltd.	56,090	1,604,607
LIC Housing Finance Ltd.	49,612	384,502
Mahindra & Mahindra Financial Services Ltd.	47,015	188,615
Mahindra & Mahindra Ltd.	58,934	1,231,936
Motherson Sumi Systems Ltd.	37,920	277,383
Nestle India Ltd.	4,044	459,585
NTPC Ltd.	289,931	731,336
Oil & Natural Gas Corp. Ltd.	138,882	730,195
Oil India Ltd.	21,488	173,020
Piramal Enterprises Ltd.	11,850	170,728
Power Finance Corp. Ltd.	47,088	223,307
Ranbaxy Laboratories Ltd.[a]	22,910	263,944
Reliance Communications Ltd.[a]	140,304	155,502
Reliance Industries Ltd.	231,628	3,242,342
Reliance Infrastructure Ltd.	20,066	154,363
Rural Electrification Corp. Ltd.	51,517	275,527
Sesa Sterlite Ltd.	205,558	723,718
Shriram Transport Finance Co. Ltd.	26,119	515,323
Siemens Ltd.	12,959	280,368
State Bank of India	258,340	1,260,873
Sun Pharmaceuticals Industries Ltd.	128,311	1,891,292
Tata Consultancy Services Ltd.	83,582	3,617,875
Tata Motors Ltd.	134,142	1,287,811
Tata Power Co. Ltd.	211,985	297,887
Tata Steel Ltd.	49,138	282,441
Tech Mahindra Ltd.	10,112	468,468
Ultratech Cement Ltd.	6,162	312,636
United Breweries Ltd.	11,692	188,958
United Spirits Ltd.[a]	8,216	454,655
Wipro Ltd.	109,020	1,162,786
Zee Entertainment Enterprises Ltd.	95,590	535,833

		53,916,907
RUSSIA — 8.45%
Alrosa AO	288,400	327,758
Gazprom OAO	1,055,444	2,611,536
Gazprom OAO ADR	515,240	2,571,048
Lukoil OAO	45,820	2,220,424
Lukoil OAO ADR (London)	45,030	2,179,452
Magnit PJSC GDR[d]	46,456	2,214,558

CONSOLIDATED SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2015

Security	Shares	Value
MegaFon OAO GDR[d]	17,538	$308,844
MMC Norilsk Nickel OJSC	9,958	1,816,191
Mobile TeleSystems OJSC ADR	94,326	933,827
Moscow Exchange MICEX-RTS OAO	192,760	239,460
NOVATEK OAO GDR[d]	16,590	1,391,072
Rosneft OAO	210,182	903,948
Rostelecom OJSC	147,580	215,446
RusHydro JSC	20,698,200	215,942
Sberbank of Russia	1,949,360	2,396,403
Severstal PAO	36,340	406,908
Sistema JSFC GDR[d]	31,284	222,116
Surgutneftegas OAO	624,810	352,714
Surgutneftegas OAO ADR	62,411	346,693
Tatneft OAO Class S	255,963	1,320,307
Uralkali PJSC	121,660	336,554
Uralkali PJSC GDR[d]	24,332	341,135
VTB Bank OJSC	825,936,001	911,794

		24,784,130

TOTAL COMMON STOCKS
(Cost: $262,579,461)		268,593,174

PREFERRED STOCKS — 8.25%

BRAZIL — 7.81%
AES Tiete SA	15,800	95,595
Banco Bradesco SA	379,208	4,986,525
Banco do Estado do Rio Grande do Sul SA Class B	31,600	140,685
Bradespar SA	47,400	219,482
Braskem SA Class A	31,600	141,459
Centrais Eletricas Brasileiras SA Class B	31,682	76,785
Cia. Brasileira de Distribuicao	15,856	538,727
Cia. Energetica de Minas Gerais	142,232	645,661
Cia. Energetica de Sao Paulo Class B	31,600	260,262
Cia. Paranaense de Energia Class B	15,800	190,638
Gerdau SA	158,000	561,967
Itau Unibanco Holding SA	489,827	6,252,710
Itausa – Investimentos Itau SA	584,985	2,064,280
Lojas Americanas SA	94,887	553,855
Metalurgica Gerdau SA	47,400	185,001
Oi SA	49,130	102,062
Petroleo Brasileiro SA	758,414	2,538,347

Security	Shares	Value
Suzano Papel e Celulose SA Class A	63,200	$266,561
Telefonica Brasil SA	47,464	878,284
Usinas Siderurgicas de Minas Gerais SA Class A	63,200	91,285
Vale SA	331,800	2,147,907

		22,938,078
RUSSIA — 0.44%
AK Transneft OAO	158	352,760
Sberbank of Russia	165,930	144,310
Surgutneftegas OAO	1,264,000	791,351

		1,288,421

TOTAL PREFERRED STOCKS
(Cost: $33,487,909)		24,226,499

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	4,293	5,105

		5,105

TOTAL RIGHTS
(Cost: $0)		5,105

SHORT-TERM INVESTMENTS — 3.50%

MONEY MARKET FUNDS — 3.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	9,693,162	9,693,162
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	565,717	565,717

		10,258,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,258,879)		10,258,879

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI BRIC ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 103.27%
(Cost: $306,326,249)	$303,083,657
Other Assets, Less Liabilities — (3.27)%	(9,607,634)

NET ASSETS — 100.00%	$293,476,023

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 98.62%

CHINA — 32.94%
AAC Technologies Holdings Inc.[a]	37,000	$244,983
Agricultural Bank of China Ltd. Class H	1,100,000	546,068
Air China Ltd. Class H	90,000	79,841
Alibaba Health Information Technology Ltd.[b]	114,000	77,906
Alibaba Pictures Group Ltd.[a,b]	230,000	53,382
Aluminum Corp. of China Ltd. Class Ha,b	184,000	89,207
Anhui Conch Cement Co. Ltd. Class Ha	61,500	208,953
Anta Sports Products Ltd.[a]	46,000	92,528
AviChina Industry & Technology Co. Ltd. Class H	96,000	62,511
Bank of China Ltd. Class H	3,960,000	2,277,315
Bank of Communications Co. Ltd. Class H	449,000	387,316
BBMG Corp. Class H	53,000	46,402
Beijing Capital International Airport Co. Ltd. Class H	74,000	69,750
Beijing Enterprises Holdings Ltd.	26,000	193,103
Beijing Enterprises Water Group Ltd.	208,000	129,272
Belle International Holdings Ltd.	232,000	250,982
Brilliance China Automotive Holdings Ltd.	150,000	294,374
Byd Co. Ltd. Class Ha	31,000	135,105
CGN Power Co. Ltd. Class Hb,c	262,000	105,740
China Agri-Industries Holdings Ltd.[a]	104,800	42,161
China Cinda Asset Management Co. Ltd. Class Hb	263,000	129,542
China CITIC Bank Corp. Ltd. Class H	419,000	317,676
China CNR Corp. Ltd. Class Hb,c	91,500	125,768
China Coal Energy Co. Ltd. Class Ha	198,000	106,717
China Communications Construction Co. Ltd. Class H	221,000	270,143
China Communications Services Corp. Ltd. Class H	118,000	54,166
China Construction Bank Corp. Class H	3,608,000	3,000,677

Security	Shares	Value
China COSCO Holdings Co. Ltd. Class Ha,b	134,000	$66,694
China Everbright Bank Co. Ltd. Class H	141,000	74,359
China Everbright International Ltd.[a]	125,000	174,393
China Everbright Ltd.[a]	42,000	102,895
China Galaxy Securities Co. Ltd. Class H	81,500	97,206
China Gas Holdings Ltd.	102,000	158,614
China Huishan Dairy Holdings Co. Ltd.[a]	252,000	43,541
China International Marine Containers Group Co. Ltd. Class H	23,400	44,353
China Life Insurance Co. Ltd. Class H	373,000	1,599,166
China Longyuan Power Group Corp. Ltd.	153,000	164,137
China Medical System Holdings Ltd.	55,000	91,059
China Mengniu Dairy Co. Ltd.	68,000	306,881
China Merchants Bank Co. Ltd. Class H	232,331	530,241
China Merchants Holdings International Co. Ltd.[a]	58,000	220,619
China Minsheng Banking Corp. Ltd. Class H	316,300	382,148
China Mobile Ltd.	305,000	4,145,085
China National Building Material Co. Ltd. Class H	144,000	140,928
China Oilfield Services Ltd. Class Ha	86,000	130,628
China Overseas Land & Investment Ltd.[a]	204,000	622,092
China Pacific Insurance Group Co. Ltd. Class H	132,400	691,411
China Petroleum & Chemical Corp. Class H	1,278,600	1,071,621
China Railway Construction Corp. Ltd. Class H	95,000	116,002
China Railway Group Ltd. Class H	192,000	155,968
China Resources Cement Holdings Ltd.	96,000	56,941
China Resources Enterprise Ltd.[a]	60,000	125,176
China Resources Gas Group Ltd.[a]	44,000	108,816
China Resources Land Ltd.[a]	109,777	291,589
China Resources Power Holdings Co. Ltd.[a]	96,000	254,376

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
China Shenhua Energy Co. Ltd. Class H	170,000	$444,977
China Shipping Container Lines Co. Ltd. Class Hb	193,000	59,975
China South City Holdings Ltd.[a]	122,000	38,541
China State Construction International Holdings Ltd.	86,000	122,422
China Taiping Insurance Holdings Co. Ltd.[b]	55,300	192,523
China Telecom Corp. Ltd. Class H	696,000	450,512
China Unicom Hong Kong Ltd.	300,000	505,193
China Vanke Co. Ltd. Class Ha,b	67,500	154,923
Chongqing Changan Automobile Co. Ltd. Class B	42,300	114,921
Chongqing Rural Commercial Bank Co. Ltd. Class H	132,000	82,208
CITIC Ltd.	114,000	200,205
CITIC Securities Co. Ltd. Class Ha	54,500	193,251
CNOOC Ltd.	896,000	1,287,023
COSCO Pacific Ltd.	88,000	126,858
Country Garden Holdings Co. Ltd.[a]	251,828	100,336
CSPC Pharmaceutical Group Ltd.	146,000	119,353
CSR Corp. Ltd. Class H	101,000	130,752
Datang International Power Generation Co. Ltd. Class H	130,000	65,038
Dongfeng Motor Group Co. Ltd. Class H	136,000	216,395
ENN Energy Holdings Ltd.[a]	38,000	201,626
Evergrande Real Estate Group Ltd.[a]	297,000	130,971
Far East Horizon Ltd.	72,000	67,122
Fosun International Ltd.[a]	82,500	133,396
Franshion Properties China Ltd.[a]	190,000	55,857
GCL-Poly Energy Holdings Ltd.[a,b]	548,000	131,428
Geely Automobile Holdings Ltd.[a]	260,000	116,331
GOME Electrical Appliances Holding Ltd.[a]	523,000	70,808
Great Wall Motor Co. Ltd. Class H	51,500	328,040
Guangdong Investment Ltd.	120,000	154,575
Guangzhou Automobile Group Co. Ltd. Class H	108,000	103,607
Guangzhou R&F Properties Co. Ltd. Class H	54,000	62,805
Haier Electronics Group Co. Ltd.	53,000	139,753
Haitian International Holdings Ltd.[a]	28,000	60,582
Haitong Securities Co. Ltd. Class H	64,000	152,667

Security	Shares	Value
Hanergy Thin Film Power Group Ltd.[a,b]	632,000	$368,340
Hengan International Group Co. Ltd.	36,500	418,631
Huadian Power International Corp. Ltd. Class H	84,000	70,619
Huaneng Power International Inc. Class H	176,000	221,264
Industrial & Commercial Bank of China Ltd. Class H	3,696,000	2,697,375
Inner Mongolia Yitai Coal Co. Ltd. Class B	47,600	64,688
Jiangsu Expressway Co. Ltd. Class H	60,000	74,038
Jiangxi Copper Co. Ltd. Class H	62,000	105,846
Kingboard Chemical Holdings Ltd.	36,700	63,411
Kingsoft Corp. Ltd.[a]	34,000	78,123
Kunlun Energy Co. Ltd.[a]	154,000	151,509
Lee & Man Paper Manufacturing Ltd.	64,000	33,009
Lenovo Group Ltd.[a]	334,000	515,075
Longfor Properties Co. Ltd.[a]	70,500	92,722
New China Life Insurance Co. Ltd. Class H	34,800	200,352
New World China Land Ltd.	134,000	87,773
Nine Dragons Paper (Holdings) Ltd.	74,000	47,995
People’s Insurance Co. Group of China Ltd. Class H	340,000	175,799
PetroChina Co. Ltd. Class H	1,058,000	1,227,782
PICC Property & Casualty Co. Ltd. Class H	173,160	371,083
Ping An Insurance Group Co. of China Ltd. Class H	131,000	1,456,879
Semiconductor Manufacturing International Corp.[a,b]	1,334,000	116,965
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	96,000	79,098
Shanghai Electric Group Co. Ltd. Class H	146,000	86,785
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	21,000	69,861
Shanghai Industrial Holdings Ltd.	22,000	66,663
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	33,400	69,768
Shenzhou International Group Holdings Ltd.	26,000	102,921
Shimao Property Holdings Ltd.	71,500	151,750

CONSOLIDATED SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
Shui On Land Ltd.	175,500	$40,733
Sihuan Pharmaceutical Holdings Group Ltd.[a]	200,000	119,142
Sino Biopharmaceutical Ltd.	148,000	140,644
Sino-Ocean Land Holdings Ltd.	167,000	104,221
Sinopec Engineering Group Co. Ltd. Class H	57,000	46,229
Sinopec Shanghai Petrochemical Co. Ltd. Class H	151,000	51,596
Sinopharm Group Co. Ltd. Class H	59,600	208,646
Sinotrans Ltd. Class H	86,000	56,886
SOHO China Ltd.	94,000	67,269
Sun Art Retail Group Ltd.[a]	115,000	103,205
Tencent Holdings Ltd.	255,200	4,471,911
Tingyi Cayman Islands Holding Corp.[a]	98,000	246,407
Tsingtao Brewery Co. Ltd. Class H	18,000	113,842
Uni-President China Holdings Ltd.[a]	61,600	48,451
Want Want China Holdings Ltd.[a]	297,000	327,428
Weichai Power Co. Ltd. Class H	22,800	92,606
Yanzhou Coal Mining Co. Ltd. Class H	92,000	75,921
Yuexiu Property Co. Ltd.[a]	354,140	71,235
Zhejiang Expressway Co. Ltd. Class H	74,000	91,028
Zhuzhou CSR Times Electric Co. Ltd. Class H	25,500	143,686
Zijin Mining Group Co. Ltd. Class H	266,000	78,886
ZTE Corp. Class H	33,800	75,310

		43,914,907
INDIA — 11.43%
Adani Ports & Special Economic Zone Ltd.	23,924	128,030
ACC Ltd.	1,026	27,857
Adani Enterprises Ltd.	6,755	76,234
Aditya Birla Nuvo Ltd.	1,975	54,994
Ambuja Cements Ltd.	34,696	152,751
Apollo Hospitals Enterprise Ltd.	4,026	85,607
Asian Paints Ltd.	14,315	189,601
Aurobindo Pharma Ltd.	6,424	112,614
Bajaj Auto Ltd.	4,238	147,663
Bharat Heavy Electricals Ltd.	28,231	119,744
Bharat Petroleum Corp. Ltd.	8,816	106,440
Bharti Airtel Ltd.	30,355	174,969
Bosch Ltd.	396	165,857

Security	Shares	Value
Cairn India Ltd.	22,728	$93,699
Cipla Ltd.	17,479	192,890
Coal India Ltd.	34,628	220,722
Dabur India Ltd.	25,670	109,483
Divi’s Laboratories Ltd.	2,066	57,534
DLF Ltd.	21,575	54,247
Dr. Reddy’s Laboratories Ltd.	5,894	319,380
GAIL (India) Ltd.	15,356	102,676
GlaxoSmithKline Consumer Healthcare Ltd.	514	48,248
Godrej Consumer Products Ltd.	5,981	109,836
HCL Technologies Ltd.	12,279	401,459
Hero Motocorp Ltd.	1,864	80,967
Hindalco Industries Ltd.	53,262	131,722
Hindustan Unilever Ltd.	37,816	556,854
Housing Development Finance Corp. Ltd.	74,899	1,618,015
ICICI Bank Ltd.	56,880	318,567
Idea Cellular Ltd.	55,239	136,656
Infosys Ltd.	46,002	1,709,268
ITC Ltd.	111,597	652,465
Jindal Steel & Power Ltd.	19,043	60,313
JSW Steel Ltd.	3,863	63,181
Larsen & Toubro Ltd.	15,874	454,119
LIC Housing Finance Ltd.	14,198	110,037
Mahindra & Mahindra Financial Services Ltd.	13,478	54,071
Mahindra & Mahindra Ltd.	16,981	354,965
Motherson Sumi Systems Ltd.	10,536	77,070
Nestle India Ltd.	1,118	127,056
NTPC Ltd.	83,335	210,208
Oil & Natural Gas Corp. Ltd.	38,904	204,544
Oil India Ltd.	5,370	43,239
Piramal Enterprises Ltd.	3,143	45,283
Power Finance Corp. Ltd.	13,458	63,822
Ranbaxy Laboratories Ltd.[b]	6,290	72,467
Reliance Communications Ltd.[b]	42,690	47,314
Reliance Industries Ltd.	65,134	911,750
Reliance Infrastructure Ltd.	5,268	40,525
Rural Electrification Corp. Ltd.	14,803	79,170
Sesa Sterlite Ltd.	59,786	210,492
Shriram Transport Finance Co. Ltd.	7,125	140,575
Siemens Ltd.	3,559	76,999
State Bank of India	76,900	375,324
Sun Pharmaceuticals Industries Ltd.	36,377	536,194

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
Tata Consultancy Services Ltd.	23,578	$1,020,582
Tata Motors Ltd.	38,671	371,255
Tata Power Co. Ltd.	56,089	78,818
Tata Steel Ltd.	14,364	82,563
Tech Mahindra Ltd.	2,742	127,031
Ultratech Cement Ltd.	1,693	85,896
United Breweries Ltd.	3,019	48,791
United Spirits Ltd.[b]	2,232	123,514
Wipro Ltd.	31,021	330,864
Zee Entertainment Enterprises Ltd.	26,771	150,066

		15,235,147
INDONESIA — 4.00%
Adaro Energy Tbk PT	684,500	50,841
Astra Agro Lestari Tbk PT	18,900	36,045
Astra International Tbk PT	1,013,400	615,489
Bank Central Asia Tbk PT	630,900	688,255
Bank Danamon Indonesia Tbk PT	176,400	65,510
Bank Mandiri Persero Tbk PT	477,700	443,513
Bank Negara Indonesia Persero Tbk PT	385,600	205,106
Bank Rakyat Indonesia Persero Tbk PT	556,500	554,347
Bumi Serpong Damai Tbk PT	376,200	64,616
Charoen Pokphand Indonesia Tbk PT	369,500	108,206
Global Mediacom Tbk PT	331,900	51,743
Gudang Garam Tbk PT	23,300	96,310
Indo Tambangraya Megah Tbk PT	13,700	17,913
Indocement Tunggal Prakarsa Tbk PT	74,600	138,811
Indofood CBP Sukses Makmur Tbk PT	54,500	60,298
Indofood Sukses Makmur Tbk PT	220,000	125,957
Jasa Marga Persero Tbk PT	101,400	55,701
Kalbe Farma Tbk PT	1,072,100	149,721
Lippo Karawaci Tbk PT	923,000	84,266
Matahari Department Store Tbk PT	101,200	139,762
Media Nusantara Citra Tbk PT	251,000	61,172
Perusahaan Gas Negara Persero Tbk PT	545,000	219,265
Semen Indonesia Persero Tbk PT	148,900	171,365
Surya Citra Media Tbk PT	213,800	60,377
Tambang Batubara Bukit Asam Persero Tbk PT	34,000	28,081
Telekomunikasi Indonesia Persero Tbk PT	2,514,000	570,877

Security	Shares	Value
Tower Bersama Infrastructure Tbk PT	95,900	$68,818
Unilever Indonesia Tbk PT	76,500	213,075
United Tractors Tbk PT	85,600	137,424
XL Axiata Tbk PT	137,600	51,048

		5,333,912
MALAYSIA — 5.25%
AirAsia Bhd	65,800	47,835
Alliance Financial Group Bhd	56,900	76,098
AMMB Holdings Bhd	109,000	193,260
Astro Malaysia Holdings Bhd	74,100	67,233
Axiata Group Bhd	127,900	254,097
Berjaya Sports Toto Bhd	19,237	17,935
British American Tobacco Malaysia Bhd	5,800	111,204
Bumi Armada Bhd[b]	65,200	20,624
CIMB Group Holdings Bhd	256,100	422,807
Dialog Group Bhd	158,878	71,857
DiGi.Com Bhd	152,900	269,399
Felda Global Ventures Holdings Bhd	53,500	34,439
Gamuda Bhd	80,200	117,051
Genting Bhd	104,200	255,874
Genting Malaysia Bhd	149,100	170,034
Genting Plantations Bhd	9,300	26,837
Hong Leong Bank Bhd	32,600	129,893
Hong Leong Financial Group Bhd	13,500	63,005
IHH Healthcare Bhd	126,700	195,815
IJM Corp. Bhd	54,300	108,178
IOI Corp. Bhd	145,700	190,413
IOI Properties Group Bhd	75,715	44,748
Kuala Lumpur Kepong Bhd	24,200	152,425
Lafarge Malaysia Bhd	19,400	54,367
Malayan Banking Bhd	240,000	612,653
Malaysia Airports Holdings Bhd	32,600	66,484
Maxis Bhd	92,800	181,532
MISC Bhd	57,700	134,804
Petronas Chemicals Group Bhd	139,200	211,272
Petronas Dagangan Bhd	12,200	66,281
Petronas Gas Bhd	34,400	220,106
PPB Group Bhd	22,500	91,024
Public Bank Bhd	140,110	712,213
RHB Capital Bhd	32,500	71,781
Sapurakencana Petroleum Bhd	183,100	144,793
Sime Darby Bhd	149,400	386,765
Telekom Malaysia Bhd	52,700	104,113

CONSOLIDATED SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
Tenaga Nasional Bhd	162,800	$664,932
UEM Sunrise Bhd	80,600	31,757
UMW Holdings Bhd	26,100	80,241
YTL Corp. Bhd	213,153	97,587
YTL Power International Bhd	60,315	26,275

		7,000,041
PHILIPPINES — 2.00%
Aboitiz Equity Ventures Inc.	96,950	125,008
Aboitiz Power Corp.	76,800	77,340
Alliance Global Group Inc.	90,900	49,068
Ayala Corp.	11,000	178,884
Ayala Land Inc.	353,800	290,888
Bank of the Philippine Islands	46,200	101,066
BDO Unibank Inc.	84,080	211,678
DMCI Holdings Inc.	201,000	72,030
Energy Development Corp.	472,500	94,843
Globe Telecom Inc.	1,510	65,243
International Container Terminal Services Inc.	25,580	65,038
JG Summit Holdings Inc.	124,406	189,050
Jollibee Foods Corp.	20,080	100,104
Megaworld Corp.	569,600	70,667
Metro Pacific Investments Corp.	574,500	70,363
Metropolitan Bank & Trust Co.	18,614	39,073
Philippine Long Distance Telephone Co.	4,775	342,448
SM Investments Corp.	7,783	155,342
SM Prime Holdings Inc.	329,250	147,561
Universal Robina Corp.	43,530	215,231

		2,660,925
SOUTH KOREA — 20.56%
AmorePacific Corp.	166	431,807
AmorePacific Group	151	183,806
BS Financial Group Inc.	9,972	135,377
Celltrion Inc.[a,b]	3,562	212,574
Cheil Industries Inc.[b]	880	129,889
Cheil Worldwide Inc.[b]	4,031	76,760
CJ CheilJedang Corp.	427	139,085
CJ Corp.	774	122,353
CJ Korea Express Co. Ltd.[b]	382	62,997
Coway Co. Ltd.	2,702	212,211
Daelim Industrial Co. Ltd.	1,332	78,642
Daewoo Engineering & Construction Co. Ltd.[b]	7,472	53,850
Daewoo International Corp.	2,656	70,178

Security	Shares	Value
Daewoo Securities Co. Ltd.[b]	9,944	$96,491
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	5,459	100,720
Daum Kakao Corp.[a,b]	1,329	161,168
DGB Financial Group Inc.	8,096	85,567
Dongbu Insurance Co. Ltd.	2,421	116,909
Doosan Corp.	606	65,981
Doosan Heavy Industries & Construction Co. Ltd.	3,236	85,651
Doosan Infracore Co. Ltd.[a,b]	7,975	93,734
E-Mart Co. Ltd.	1,147	224,164
GS Engineering & Construction Corp.[b]	2,928	80,833
GS Holdings Corp.	2,684	108,211
Halla Visteon Climate Control Corp.[b]	1,976	77,146
Hana Financial Group Inc.	14,511	397,960
Hankook Tire Co. Ltd.	3,720	162,690
Hanssem Co. Ltd.[b]	528	84,909
Hanwha Chemical Corp.	6,035	77,530
Hanwha Corp.	2,524	70,370
Hanwha Life Insurance Co. Ltd.	12,232	87,041
Hite Jinro Co. Ltd.[b]	2,054	42,762
Hotel Shilla Co. Ltd.	1,670	150,636
Hyosung Corp.	1,348	89,904
Hyundai Department Store Co. Ltd.	946	115,497
Hyundai Development Co. Engineering & Construction	2,816	128,286
Hyundai Engineering & Construction Co. Ltd.	3,608	162,394
Hyundai Glovis Co. Ltd.	924	200,787
Hyundai Heavy Industries Co. Ltd.[a,b]	2,194	239,880
Hyundai Marine & Fire Insurance Co. Ltd.	840	20,856
Hyundai Merchant Marine Co. Ltd.[a,b]	3,699	30,467
Hyundai Mipo Dockyard Co. Ltd.[b]	568	39,797
Hyundai Mobis Co. Ltd.	3,501	795,863
Hyundai Motor Co.	7,718	1,128,640
Hyundai Steel Co.	3,923	239,480
Hyundai Wia Corp.	817	104,586
Industrial Bank of Korea	14,403	177,159
Kangwon Land Inc.[b]	6,703	207,646
KB Financial Group Inc.	13,008	462,222
KCC Corp.	294	158,311
KEPCO Plant Service & Engineering Co. Ltd.[b]	1,156	97,110
Kia Motors Corp.	13,189	546,763

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
Korea Aerospace Industries Ltd.	2,474	$113,607
Korea Electric Power Corp.	12,854	523,506
Korea Gas Corp.	1,869	72,202
Korea Investment Holdings Co. Ltd.[b]	2,293	114,070
Korea Zinc Co. Ltd.	467	174,239
Korean Air Lines Co. Ltd.[b]	1,627	74,416
KT Corp.[b]	1,848	51,523
KT&G Corp.	5,498	400,747
Kumho Petrochemical Co. Ltd.	876	68,800
LG Chem Ltd.	2,425	508,177
LG Corp.	4,884	283,014
LG Display Co. Ltd.	12,288	380,659
LG Electronics Inc.	5,735	322,922
LG Household & Health Care Ltd.	487	297,289
LG Innotek Co. Ltd.	720	68,881
LG Uplus Corp.	12,000	129,561
Lotte Chemical Corp.	849	147,360
Lotte Confectionery Co. Ltd.	44	72,922
Lotte Shopping Co. Ltd.	669	152,385
LS Corp.	1,251	58,700
LS Industrial Systems Co. Ltd.	1,135	63,909
Mirae Asset Securities Co. Ltd.[b]	1,457	64,317
NAVER Corp.	1,403	844,957
NCsoft Corp.	748	121,651
NH Investment & Securities Co. Ltd.	8,064	90,371
OCI Co. Ltd.[b]	919	82,057
Orion Corp./Republic of Korea	176	154,584
Paradise Co. Ltd.	2,652	51,105
POSCO	3,273	797,711
S-1 Corp.	968	70,557
S-Oil Corp.	2,371	139,985
Samsung C&T Corp.	6,256	345,418
Samsung Card Co. Ltd.	2,208	75,441
Samsung Electro-Mechanics Co. Ltd.	2,992	187,826
Samsung Electronics Co. Ltd.	5,530	6,837,237
Samsung Fire & Marine Insurance Co. Ltd.	1,771	411,466
Samsung Heavy Industries Co. Ltd.[a]	8,052	144,526
Samsung Life Insurance Co. Ltd.	3,280	297,652
Samsung SDI Co. Ltd.	2,754	342,509
Samsung SDS Co. Ltd.	1,376	362,947
Samsung Securities Co. Ltd.	3,036	131,946
Shinhan Financial Group Co. Ltd.	11,855	472,018
Shinsegae Co. Ltd.	427	67,111

Security	Shares	Value
SK C&C Co. Ltd.	1,057	$208,983
SK Holdings Co. Ltd.	1,452	246,068
SK Hynix Inc.	21,209	900,496
SK Innovation Co. Ltd.[b]	3,175	299,406
SK Networks Co. Ltd.	6,042	52,022
SK Telecom Co. Ltd.	547	142,787
Woori Bank[b]	16,964	146,525
Yuhan Corp.	107	16,671

		27,410,889
TAIWAN — 18.85%
Acer Inc.[b]	127,062	83,144
Advanced Semiconductor Engineering Inc.	308,434	415,436
Advantech Co. Ltd.	14,894	113,821
Asia Cement Corp.	106,229	130,905
Asia Pacific Telecom Co. Ltd.	84,000	40,923
ASUSTeK Computer Inc.	35,000	363,875
AU Optronics Corp.	437,000	230,293
Catcher Technology Co. Ltd.	33,000	301,576
Cathay Financial Holding Co. Ltd.	412,944	628,522
Chailease Holding Co. Ltd.	44,170	107,454
Chang Hwa Commercial Bank Ltd.	220,655	129,632
Cheng Shin Rubber Industry Co. Ltd.	81,776	197,377
Chicony Electronics Co. Ltd.	23,599	65,601
China Airlines Ltd.[b]	118,000	57,863
China Development Financial Holding Corp.	677,200	235,042
China Life Insurance Co. Ltd./Taiwan	137,388	118,117
China Motor Corp.	25,000	21,533
China Steel Corp.	589,867	490,225
Chunghwa Telecom Co. Ltd.	190,000	594,109
Clevo Co.	25,322	38,945
Compal Electronics Inc.	215,000	167,043
CTBC Financial Holding Co. Ltd.	704,429	468,797
CTCI Corp.	26,000	42,885
Delta Electronics Inc.	92,000	594,682
E.Sun Financial Holding Co. Ltd.	303,295	189,288
Eclat Textile Co. Ltd.	9,200	105,461
Epistar Corp.	55,000	105,254
EVA Airways Corp.[b]	94,426	69,155
Evergreen Marine Corp. Taiwan Ltd.[b]	86,000	63,120
Far Eastern Department Stores Ltd.	50,546	43,456

CONSOLIDATED SCHEDULES OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
Far Eastern New Century Corp.	155,589	$161,509
Far EasTone Telecommunications Co. Ltd.	80,000	197,676
Farglory Land Development Co. Ltd.	16,530	19,738
First Financial Holding Co. Ltd.	353,885	209,029
Formosa Chemicals & Fibre Corp.	162,950	365,282
Formosa International Hotels Corp.	1,210	12,657
Formosa Petrochemical Corp.	56,000	122,681
Formosa Plastics Corp.	208,400	514,281
Formosa Taffeta Co. Ltd.	35,000	37,000
Foxconn Technology Co. Ltd.	43,370	111,584
Fubon Financial Holding Co. Ltd.	338,396	603,413
Giant Manufacturing Co. Ltd.	14,000	135,966
Hermes Microvision Inc.	2,000	99,984
Highwealth Construction Corp.	28,800	61,351
Hiwin Technologies Corp.	9,348	75,457
Hon Hai Precision Industry Co. Ltd.	628,528	1,743,187
Hotai Motor Co. Ltd.	12,000	182,646
HTC Corp.[b]	34,000	165,642
Hua Nan Financial Holdings Co. Ltd.	308,093	176,586
Innolux Corp.	403,620	206,919
Inotera Memories Inc.[b]	119,000	175,630
Inventec Corp.	108,980	83,631
Kinsus Interconnect Technology Corp.	17,000	54,943
Largan Precision Co. Ltd.	5,000	426,684
Lite-On Technology Corp.	102,615	130,372
MediaTek Inc.	71,176	1,072,003
Mega Financial Holding Co. Ltd.	498,542	396,071
Merida Industry Co. Ltd.	9,350	75,473
Nan Ya Plastics Corp.	240,090	521,386
Novatek Microelectronics Corp.	31,000	166,821
Pegatron Corp.	82,000	225,072
Pou Chen Corp.	99,000	142,802
Powertech Technology Inc.	43,000	73,526
President Chain Store Corp.	30,000	233,084
Quanta Computer Inc.	137,000	346,372
Radiant Opto-Electronics Corp.	23,363	76,996
Realtek Semiconductor Corp.	23,140	72,504
Ruentex Development Co. Ltd.	37,633	56,321
Ruentex Industries Ltd.	24,855	53,659
ScinoPharm Taiwan Ltd.	9,526	14,651
Shin Kong Financial Holding Co. Ltd.	393,343	112,974
Siliconware Precision Industries Co. Ltd.	132,000	234,956

Security	Shares	Value
Simplo Technology Co. Ltd.	14,200	$70,537
SinoPac Financial Holdings Co. Ltd.	373,841	152,965
Standard Foods Corp.	14,103	33,411
Synnex Technology International Corp.	64,000	93,437
Taishin Financial Holding Co. Ltd.	380,067	162,773
Taiwan Business Bank[b]	176,864	52,544
Taiwan Cement Corp.	167,000	228,392
Taiwan Cooperative Financial Holding Co. Ltd.	308,832	158,817
Taiwan Fertilizer Co. Ltd.	36,000	62,474
Taiwan Glass Industry Corp.	42,450	31,494
Taiwan Mobile Co. Ltd.	83,000	284,111
Taiwan Semiconductor Manufacturing Co. Ltd.	1,232,000	5,904,028
Teco Electric and Machinery Co. Ltd.	93,000	95,206
TPK Holding Co. Ltd.	12,591	91,010
Transcend Information Inc.	16,000	52,730
U-Ming Marine Transport Corp.	22,000	33,310
Uni-President Enterprises Corp.	234,241	393,820
Unimicron Technology Corp.	68,000	45,795
United Microelectronics Corp.	616,000	313,835
Vanguard International Semiconductor Corp.	43,000	74,896
Walsin Lihwa Corp.[b]	157,000	50,242
Wan Hai Lines Ltd.	44,000	49,037
Wistron Corp.	111,105	104,896
WPG Holdings Ltd.	67,000	85,977
Yang Ming Marine Transport Corp.[b]	61,000	33,020
Yuanta Financial Holding Co. Ltd.	396,350	200,668
Yulon Motor Co. Ltd.	42,000	60,048
Zhen Ding Technology Holding Ltd.	14,455	45,061

		25,126,587
THAILAND — 3.59%
Advanced Info Service PCL NVDR	51,700	372,598
Airports of Thailand PCL NVDR	21,500	205,490
Bangkok Bank PCL Foreign	12,400	70,572
Bangkok Bank PCL NVDR	19,200	108,679
Bangkok Dusit Medical Services PCL NVDR[a]	145,500	96,760
Banpu PCL NVDR[a]	53,300	49,871
BEC World PCL NVDR[a]	46,200	67,164
BTS Group Holdings PCL NVDR	271,200	80,530
Bumrungrad Hospital PCL NVDR	16,900	81,285

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA ETF

February 28, 2015

Security	Shares	Value
Central Pattana PCL NVDR	66,300	$90,232
Charoen Pokphand Foods PCL NVDR	138,200	102,165
CP ALL PCL NVDR	219,700	271,822
Delta Electronics Thailand PCL NVDR[a]	26,500	57,172
Energy Absolute PCL NVDR	51,800	48,467
Glow Energy PCL NVDR	25,400	66,976
Home Product Center PCL NVDR[a]	151,611	40,095
Indorama Ventures PCL NVDR	49,700	39,969
IRPC PCL NVDR	401,200	55,346
Kasikornbank PCL Foreign	58,700	392,181
Kasikornbank PCL NVDR	32,300	216,799
Krung Thai Bank PCL NVDR[a]	197,950	139,600
Minor International PCL NVDR	77,600	81,608
PTT Exploration & Production PCL NVDR	70,810	247,496
PTT Global Chemical PCL NVDR	82,500	142,901
PTT PCL NVDR	50,300	533,650
Siam Cement PCL (The) Foreign	14,800	235,298
Siam Cement PCL (The) NVDR	6,100	98,868
Siam Commercial Bank PCL (The) NVDR	80,700	423,095
Thai Oil PCL NVDR	37,100	60,246
Thai Union Frozen Products PCL NVDR	85,600	56,661
TMB Bank PCL NVDR	666,800	62,287
True Corp. PCL NVDR[b]	434,990	196,438

		4,792,321

TOTAL COMMON STOCKS
(Cost: $124,448,762)		131,474,729

PREFERRED STOCKS — 1.04%

SOUTH KOREA — 1.04%
Hyundai Motor Co.	1,320	131,693
Hyundai Motor Co. Series 2	1,979	204,653
LG Chem Ltd.	360	53,136
Samsung Electronics Co. Ltd.	1,049	1,001,642

		1,391,124

TOTAL PREFERRED STOCKS
(Cost: $1,371,601)		1,391,124

Security	Shares	Value
RIGHTS — 0.01%

MALAYSIA — 0.00%
Malaysia Airports Holdings Bhd[b]	6,520	$3,419

		3,419
SOUTH KOREA — 0.01%
Hyundai Merchant Marine Co. Ltd.[b]	567	915
Korean Air Lines Co. Ltd.[b]	308	4,013

		4,928

TOTAL RIGHTS
(Cost: $0)		8,347

SHORT-TERM INVESTMENTS — 4.93%

MONEY MARKET FUNDS — 4.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	6,218,269	6,218,269
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	362,913	362,913

		6,581,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,581,182)		6,581,182

TOTAL INVESTMENTS IN SECURITIES — 104.60%
(Cost: $132,401,545)		139,455,382
Other Assets, Less Liabilities — (4.60)%		(6,138,465)

NET ASSETS — 100.00%		$133,316,917

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 97.12%

BRAZIL — 3.88%
B2W Cia. Digital[a]	1,800	$12,622
Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,000	16,199
Estacio Participacoes SA	4,600	31,049
Kroton Educacional SA	20,888	75,900
Lojas Americanas SA	2,550	11,415
Lojas Renner SA	1,802	52,995
Via Varejo SAa	2,000	11,821

		212,001
CHILE — 1.94%
SACI Falabella	14,568	105,827

		105,827
CHINA — 11.22%
Alibaba Pictures Group Ltd.[a]	80,000	18,568
Anta Sports Products Ltd.	16,002	32,188
Belle International Holdings Ltd.	70,001	75,728
Brilliance China Automotive Holdings Ltd.	44,000	86,350
Byd Co. Ltd. Class H	10,000	43,582
Chongqing Changan Automobile Co. Ltd. Class B	13,200	35,862
Dongfeng Motor Group Co. Ltd. Class H	40,001	63,647
Geely Automobile Holdings Ltd.	80,001	35,795
GOME Electrical Appliances Holding Ltd.[b]	154,000	20,850
Great Wall Motor Co. Ltd. Class H	15,002	95,558
Guangzhou Automobile Group Co. Ltd. Class H	32,001	30,699
Haier Electronics Group Co. Ltd.	16,001	42,192
Shenzhou International Group Holdings Ltd.	8,000	31,668

		612,687
GREECE — 1.18%
FF Group[a]	480	15,237
JUMBO SA	1,486	17,001
OPAP SA	3,500	32,309

		64,547
INDIA — 7.45%
Bajaj Auto Ltd.	1,268	44,180
Bosch Ltd.	110	46,072
Hero Motocorp Ltd.	714	31,014
Mahindra & Mahindra Ltd.	5,174	108,155

Security	Shares	Value
Motherson Sumi Systems Ltd.	3,106	$22,720
Tata Motors Ltd.	11,544	110,827
Zee Entertainment Enterprises Ltd.	7,870	44,116

		407,084
INDONESIA — 5.18%
Astra International Tbk PT	304,000	184,635
Global Mediacom Tbk PT	101,000	15,746
Matahari Department Store Tbk PT	29,400	40,603
Media Nusantara Citra Tbk PT	75,200	18,327
Surya Citra Media Tbk PT	84,400	23,834

		283,145
MALAYSIA — 3.39%
Astro Malaysia Holdings Bhd	24,200	21,957
Berjaya Sports Toto Bhd	8,065	7,519
Genting Bhd	31,200	76,615
Genting Malaysia Bhd	45,001	51,319
UMW Holdings Bhd	9,001	27,673

		185,083
MEXICO — 5.36%
El Puerto de Liverpool SAB de CV Series C1[a]	2,801	31,641
Grupo Televisa SAB CPO[a]	38,402	260,970

		292,611
PHILIPPINES — 0.59%
Jollibee Foods Corp.	6,481	32,309

		32,309
POLAND — 1.14%
CCC SA	332	16,299
Cyfrowy Polsat SA	2,860	18,612
LPP SA	14	27,354

		62,265
SOUTH AFRICA — 25.42%
Foschini Group Ltd. (The)	2,870	40,741
Imperial Holdings Ltd.	2,772	46,748
Mr. Price Group Ltd.	3,657	84,654
Naspers Ltd. Class N	5,926	870,745
Steinhoff International Holdings Ltd.	31,674	182,847
Truworths International Ltd.	5,754	43,887
Tsogo Sun Holdings Ltd.	5,636	13,726
Woolworths Holdings Ltd./South Africa	13,650	105,318

		1,388,666
SOUTH KOREA — 22.49%
Cheil Worldwide Inc.[a]	1,142	21,746
Coway Co. Ltd.	803	63,067

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY ETF

February 28, 2015

Security	Shares	Value
Halla Visteon Climate Control Corp.[a]	580	$22,644
Hankook Tire Co. Ltd.	1,094	47,845
Hanssem Co. Ltd.[a]	156	25,087
Hotel Shilla Co. Ltd.	502	45,281
Hyundai Department Store Co. Ltd.	236	28,813
Hyundai Mobis Co. Ltd.	1,020	231,871
Hyundai Motor Co.	2,300	336,340
Hyundai Wia Corp.	236	30,211
Kangwon Land Inc.	1,776	55,017
Kia Motors Corp.	3,942	163,419
LG Electronics Inc.	1,584	89,191
Lotte Shopping Co. Ltd.	168	38,267
Paradise Co. Ltd.	674	12,988
Shinsegae Co. Ltd.	106	16,660

		1,228,447
TAIWAN — 5.89%
Cheng Shin Rubber Industry Co. Ltd.	24,754	59,747
China Motor Corp.	10,002	8,615
Eclat Textile Co. Ltd.	2,080	23,843
Far Eastern Department Stores Ltd.	16,900	14,530
Formosa International Hotels Corp.	1	11
Formosa Taffeta Co. Ltd.	12,002	12,688
Giant Manufacturing Co. Ltd.	4,001	38,857
Hotai Motor Co. Ltd.	4,001	60,897
Merida Industry Co. Ltd.	2,200	17,758
Pou Chen Corp.	32,000	46,158
Ruentex Industries Ltd.	8,760	18,912
Yulon Motor Co. Ltd.	14,001	20,017

		322,033
THAILAND — 1.11%
BEC World PCL NVDR[b]	15,001	21,808
Home Product Center PCL NVDR[b]	54,099	14,307
Minor International PCL NVDR[b]	23,400	24,609

		60,724
TURKEY — 0.88%
Arcelik AS	3,758	22,638
Ford Otomotiv Sanayi AS	1,002	13,526
Tofas Turk Otomobil Fabrikasi AS	1,820	11,868

		48,032

TOTAL COMMON STOCKS
(Cost: $5,000,032)		5,305,461

Security	Shares	Value
PREFERRED STOCKS — 2.50%

BRAZIL — 0.77%
Lojas Americanas SA	7,201	$42,032

		42,032
SOUTH KOREA — 1.73%
Hyundai Motor Co.	362	36,116
Hyundai Motor Co. Series 2	566	58,531

		94,647

TOTAL PREFERRED STOCKS
(Cost: $120,512)		136,679

SHORT-TERM INVESTMENTS — 1.43%

MONEY MARKET FUNDS — 1.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	73,742	73,742
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	4,304	4,304

		78,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,046)		78,046

TOTAL INVESTMENTS IN SECURITIES — 101.05%
(Cost: $5,198,590)		5,520,186
Other Assets, Less Liabilities — (1.05)%		(57,216)

NET ASSETS — 100.00%		$5,462,970

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 93.68%

BRAZIL — 5.52%
Cosan SA Industria e Comercio	1,600	$15,830
Petroleo Brasileiro SA	20,602	68,305
Ultrapar Participacoes SA	3,601	75,034

		159,169
CHILE — 1.90%
Empresas COPEC SA	4,674	54,817

		54,817
CHINA — 25.48%
China Coal Energy Co. Ltd. Class Ha	52,000	28,028
China Oilfield Services Ltd. Class H	20,001	30,380
China Petroleum & Chemical Corp. Class H	192,402	161,256
China Shenhua Energy Co. Ltd. Class H	33,000	86,378
CNOOC Ltd.	136,001	195,353
Inner Mongolia Yitai Coal Co. Ltd. Class B	15,200	20,657
Kunlun Energy Co. Ltd.[a]	4,000	3,935
PetroChina Co. Ltd. Class H	160,000	185,676
Yanzhou Coal Mining Co. Ltd. Class Ha	28,002	23,108

		734,771
COLOMBIA — 1.38%
Ecopetrol SA	47,560	39,758

		39,758
HUNGARY — 0.82%
MOL Hungarian Oil & Gas PLC	534	23,699

		23,699
INDIA — 9.71%
Bharat Petroleum Corp. Ltd.	2,212	26,706
Cairn India Ltd.	5,596	23,070
Coal India Ltd.	6,238	39,762
Oil & Natural Gas Corp. Ltd.	8,048	42,314
Oil India Ltd.	1,954	15,733
Reliance Industries Ltd.	9,458	132,394

		279,979
INDONESIA — 1.37%
Adaro Energy Tbk PT	220,202	16,355
Indo Tambangraya Megah Tbk PT	7,600	9,937
Tambang Batubara Bukit Asam Persero Tbk PT	16,000	13,215

		39,507

Security	Shares	Value
MALAYSIA — 2.13%
Bumi Armada Bhd[b]	34,801	$11,008
Petronas Dagangan Bhd	3,801	20,650
Sapurakencana Petroleum Bhd	37,601	29,735

		61,393
POLAND — 3.19%
Grupa Lotos SAb	1,958	13,780
Polski Koncern Naftowy Orlen SA	3,328	49,117
Polskie Gornictwo Naftowe i Gazownictwo SA	21,296	28,950

		91,847
QATAR — 0.36%
Gulf International Services QSC	398	10,427

		10,427
RUSSIA — 23.40%
Gazprom OAO	47,270	116,962
Gazprom OAO ADR	23,635	117,939
Lukoil OAO	1,913	92,703
Lukoil OAO ADR (London)	2,020	97,768
NOVATEK OAO GDR[c]	920	77,142
Rosneft OAO	5,942	25,555
Rosneft OAO GDR[c]	3,900	16,848
Surgutneftegas OAO	47,552	26,844
Surgutneftegas OAO ADR	4,755	26,414
Tatneft OAO Class S	14,841	76,553

		674,728
SOUTH AFRICA — 5.80%
Exxaro Resources Ltd.	1,944	19,061
Sasol Ltd.	4,078	148,282

		167,343
SOUTH KOREA — 4.03%
GS Holdings Corp.	670	27,012
S-Oil Corp.	532	31,410
SK Innovation Co. Ltd.[b]	612	57,712

		116,134
TAIWAN — 1.06%
Formosa Petrochemical Corp.	14,000	30,670

		30,670
THAILAND — 6.45%
Banpu PCL NVDR[a]	18,000	16,842
Energy Absolute PCL NVDR	9,200	8,608
IRPC PCL NVDR	145,000	20,003

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY CAPPED ETF

February 28, 2015

Security	Shares	Value
PTT Exploration & Production PCL NVDR	10,033	$35,067
PTT PCL NVDR	8,002	84,896
Thai Oil PCL NVDR	12,701	20,625

		186,041
TURKEY — 1.08%
Tupras Turkiye Petrol Rafinerileri AS	1,478	31,147

		31,147

TOTAL COMMON STOCKS
(Cost: $3,620,316)		2,701,430

PREFERRED STOCKS — 6.03%

BRAZIL — 3.67%
Petroleo Brasileiro SA	31,600	105,763

		105,763
RUSSIA — 2.36%
AK Transneft OAO	9	20,094
Surgutneftegas OAO	76,802	48,083

		68,177

TOTAL PREFERRED STOCKS
(Cost: $425,456)		173,940

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	59,161	59,161
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	3,453	3,453
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	2,294	2,294

		64,908

TOTAL SHORT-TERM INVESTMENTS
(Cost: $64,908)		64,908

TOTAL INVESTMENTS IN SECURITIES — 101.96%
(Cost: $4,110,680)		2,940,278
Other Assets, Less Liabilities — (1.96)%		(56,544)

NET ASSETS — 100.00%		$2,883,734

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 96.26%

BRAZIL — 6.32%
Ambev SA	8,400	$53,878
B2W Cia. Digital[a]	400	2,805
Banco Bradesco SA	1,680	21,939
BB Seguridade Participacoes SA	2,000	22,662
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	1,800	6,320
BR Malls Participacoes SA	1,200	7,097
BRF SA	1,800	40,560
CCR SA	2,200	12,826
CETIP SA – Mercados Organizados	600	7,218
Cielo SA	1,960	30,647
Cosan SA Industria e Comercio	400	3,957
Embraer SA	1,800	15,675
Estacio Participacoes SA	1,000	6,750
Fibria Celulose SAa	600	7,735
Hypermarcas SAa	1,000	6,680
JBS SA	1,800	7,881
Klabin SA Units	1,400	7,834
Kroton Educacional SA	3,884	14,113
Localiza Rent A Car SA	410	5,019
Lojas Americanas SA	500	2,238
Lojas Renner SA	400	11,763
Multiplan Empreendimentos Imobiliarios SA	200	3,816
Natura Cosmeticos SA	400	3,934
Odontoprev SA	800	2,924
Qualicorp SAa	400	3,637
Raia Drogasil SA	600	5,980
Souza Cruz SA	200	1,774
TOTVS SA	400	4,800
Ultrapar Participacoes SA	1,000	20,837
WEG SA	780	8,375

		351,674
CHILE — 1.20%
Banco de Credito e Inversiones	48	2,218
Cencosud SA	3,256	8,055
Cia. Cervecerias Unidas SA	340	3,223
Empresa Nacional de Electricidad SA/Chile	4,034	6,062
Empresas CMPC SA	1,976	5,144
Empresas COPEC SA	804	9,429
LATAM Airlines Group SAa	932	9,916

Security	Shares	Value
SACI Falabella	2,658	$19,309
Vina Concha y Toro SA	1,795	3,578

		66,934
CHINA — 21.41%
AAC Technologies Holdings Inc.	2,000	13,242
Aluminum Corp. of China Ltd. Class Ha	12,000	5,818
Anhui Conch Cement Co. Ltd. Class H	4,000	13,590
Anta Sports Products Ltd.	4,000	8,046
AviChina Industry & Technology Co. Ltd. Class H	8,000	5,209
Beijing Capital International Airport Co. Ltd. Class H	4,000	3,770
Beijing Enterprises Holdings Ltd.	1,000	7,427
Beijing Enterprises Water Group Ltd.	12,000	7,458
Belle International Holdings Ltd.	12,000	12,982
Brilliance China Automotive Holdings Ltd.	8,000	15,700
Byd Co. Ltd. Class H	2,000	8,716
China Cinda Asset Management Co. Ltd. Class Ha	10,000	4,926
China CNR Corp. Ltd. Class Ha,b	5,000	6,873
China Everbright International Ltd.	8,000	11,161
China Gas Holdings Ltd.	4,000	6,220
China Huishan Dairy Holdings Co. Ltd.	12,000	2,073
China Life Insurance Co. Ltd. Class H	20,000	85,746
China Longyuan Power Group Corp. Ltd.	8,000	8,582
China Medical System Holdings Ltd.	4,000	6,622
China Mengniu Dairy Co. Ltd.	4,000	18,052
China Minsheng Banking Corp. Ltd. Class H	6,300	7,612
China Oilfield Services Ltd. Class H	4,000	6,076
China Overseas Land & Investment Ltd.	12,000	36,594
China Pacific Insurance Group Co. Ltd. Class H	7,200	37,599
China Resources Cement Holdings Ltd.	8,000	4,745
China Resources Gas Group Ltd.[c]	4,000	9,892
China Resources Land Ltd.	4,888	12,984
China Resources Power Holdings Co. Ltd.	4,000	10,599

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2015

Security	Shares	Value
China Shipping Container Lines Co. Ltd. Class Ha	14,000	$4,350
China State Construction International Holdings Ltd.	4,000	5,694
China Taiping Insurance Holdings Co. Ltd.[a]	2,904	10,110
China Unicom Hong Kong Ltd.	16,000	26,944
China Vanke Co. Ltd. Class Ha,c	3,800	8,722
Chongqing Changan Automobile Co. Ltd. Class B	2,200	5,977
CITIC Securities Co. Ltd. Class H	3,000	10,638
CSPC Pharmaceutical Group Ltd.	4,000	3,270
CSR Corp. Ltd. Class H	6,000	7,767
Dongfeng Motor Group Co. Ltd. Class H	8,000	12,729
ENN Energy Holdings Ltd.	4,000	21,224
GCL-Poly Energy Holdings Ltd.[a,c]	24,000	5,756
Geely Automobile Holdings Ltd.[c]	20,000	8,949
GOME Electrical Appliances Holding Ltd.[c]	30,000	4,062
Great Wall Motor Co. Ltd. Class H	3,000	19,109
Guangdong Investment Ltd.	8,000	10,305
Guangzhou Automobile Group Co. Ltd. Class H	4,000	3,837
Haier Electronics Group Co. Ltd.	2,000	5,274
Haitian International Holdings Ltd.	2,000	4,327
Haitong Securities Co. Ltd. Class H	2,400	5,725
Hanergy Thin Film Power Group Ltd.[a,c]	24,000	13,988
Hengan International Group Co. Ltd.	2,000	22,939
Huaneng Power International Inc. Class H	8,000	10,057
Kingsoft Corp. Ltd.	2,000	4,595
Kunlun Energy Co. Ltd.	8,000	7,871
Lenovo Group Ltd.	20,000	30,843
Longfor Properties Co. Ltd.	2,000	2,630
New China Life Insurance Co. Ltd. Class H	2,200	12,666
Nine Dragons Paper (Holdings) Ltd.	6,000	3,891
People’s Insurance Co. Group of China Ltd. Class H	14,000	7,239
PetroChina Co. Ltd. Class H	56,000	64,987
PICC Property & Casualty Co. Ltd. Class H	8,720	18,687
Ping An Insurance Group Co. of China Ltd. Class H	7,000	77,848

Security	Shares	Value
Semiconductor Manufacturing International Corp.[a]	76,000	$6,664
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	6,592
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	1,000	3,327
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	800	1,671
Shenzhou International Group Holdings Ltd.	2,000	7,917
Sihuan Pharmaceutical Holdings Group Ltd.	12,000	7,149
Sino Biopharmaceutical Ltd.	8,000	7,602
Sinopharm Group Co. Ltd. Class H	3,200	11,202
Sinotrans Ltd. Class H	4,000	2,646
Sun Art Retail Group Ltd.[c]	7,000	6,282
Tencent Holdings Ltd.	13,800	241,820
Tingyi Cayman Islands Holding Corp.[c]	4,000	10,057
Uni-President China Holdings Ltd.[c]	4,800	3,775
Want Want China Holdings Ltd.[c]	16,000	17,639
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	11,270
ZTE Corp. Class H	1,600	3,565

		1,190,502
COLOMBIA — 0.27%
Almacenes Exito SA	404	4,001
Cementos Argos SA	1,006	3,614
Cemex Latam Holdings SAa	424	2,550
Corp. Financiera Colombiana SA	176	2,646
Corp. Financiera Colombiana SA New[a]	3	45
Isagen SA ESP	1,960	2,294

		15,150
CZECH REPUBLIC — 0.23%
CEZ AS	164	4,157
Komercni Banka AS	40	8,657

		12,814
GREECE — 0.40%
Alpha Bank AEa	4,027	1,671
Eurobank Ergasias SAa	14,120	2,170
FF Group[a]	118	3,746
Hellenic Telecommunications Organization SAa	770	7,687
JUMBO SA	288	3,295

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2015

Security	Shares	Value
Titan Cement Co. SA	140	$3,547

		22,116
HUNGARY — 0.17%
OTP Bank PLC	322	5,107
Richter Gedeon Nyrt	306	4,452

		9,559
INDIA — 7.78%
Adani Ports & Special Economic Zone Ltd.	1,216	6,507
Apollo Hospitals Enterprise Ltd.	113	2,403
Asian Paints Ltd.	800	10,596
Aurobindo Pharma Ltd.	408	7,152
Bharti Airtel Ltd.	816	4,704
Bosch Ltd.	20	8,377
Cipla Ltd.	972	10,727
Dabur India Ltd.	1,222	5,212
Divi’s Laboratories Ltd.	190	5,291
Dr. Reddy’s Laboratories Ltd.	290	15,714
GlaxoSmithKline Consumer Healthcare Ltd.	32	3,004
Godrej Consumer Products Ltd.	338	6,207
HCL Technologies Ltd.	624	20,402
Hindustan Unilever Ltd.	1,866	27,477
Housing Development Finance Corp. Ltd.	2,656	57,377
Idea Cellular Ltd.	2,042	5,052
Infosys Ltd.	892	33,143
ITC Ltd.	6,034	35,278
Larsen & Toubro Ltd.	430	12,301
Motherson Sumi Systems Ltd.	722	5,281
Nestle India Ltd.	36	4,091
Ranbaxy Laboratories Ltd.[a]	198	2,281
Siemens Ltd.	251	5,430
State Bank of India	1,740	8,492
Sun Pharmaceuticals Industries Ltd.	1,850	27,269
Tata Consultancy Services Ltd.	1,290	55,838
Tata Motors Ltd.	1,354	12,999
Tech Mahindra Ltd.	194	8,988
Ultratech Cement Ltd.	96	4,871
United Breweries Ltd.	263	4,250
United Spirits Ltd.[a]	120	6,641
Zee Entertainment Enterprises Ltd.	1,608	9,014

		432,369
INDONESIA — 2.57%
Bank Central Asia Tbk PT	33,400	36,436

Security	Shares	Value
Bank Mandiri Persero Tbk PT	8,000	$7,427
Bank Rakyat Indonesia Persero Tbk PT	15,000	14,942
Bumi Serpong Damai Tbk PT	24,000	4,122
Charoen Pokphand Indonesia Tbk PT	21,000	6,150
Global Mediacom Tbk PT	18,000	2,806
Gudang Garam Tbk PT	1,400	5,787
Indofood CBP Sukses Makmur Tbk PT	4,000	4,425
Indofood Sukses Makmur Tbk PT	9,400	5,382
Jasa Marga Persero Tbk PT	6,000	3,296
Kalbe Farma Tbk PT	70,000	9,776
Lippo Karawaci Tbk PT	44,400	4,054
Matahari Department Store Tbk PT	4,000	5,524
Media Nusantara Citra Tbk PT	16,000	3,899
Semen Indonesia Persero Tbk PT	8,000	9,207
Surya Citra Media Tbk PT	14,000	3,954
Tower Bersama Infrastructure Tbk PT	6,000	4,306
Unilever Indonesia Tbk PT	4,000	11,141

		142,634
MALAYSIA — 3.43%
Axiata Group Bhd	6,200	12,317
British American Tobacco Malaysia Bhd	200	3,835
Bumi Armada Bhd[a]	7,200	2,277
Dialog Group Bhd	10,886	4,923
DiGi.Com Bhd	5,400	9,514
Felda Global Ventures Holdings Bhd	3,400	2,189
Gamuda Bhd	4,500	6,568
Genting Bhd	3,200	7,858
Genting Plantations Bhd	800	2,308
IHH Healthcare Bhd	6,000	9,273
IJM Corp. Bhd	1,400	2,789
IOI Corp. Bhd	7,800	10,194
Kuala Lumpur Kepong Bhd	1,600	10,078
Malaysia Airports Holdings Bhd	1,600	3,263
MISC Bhd	3,200	7,476
Petronas Dagangan Bhd	600	3,260
Petronas Gas Bhd	1,400	8,958
PPB Group Bhd	1,200	4,855
Public Bank Bhd	7,260	36,904
Sapurakencana Petroleum Bhd	10,400	8,224
Tenaga Nasional Bhd	8,200	33,492

		190,555

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2015

Security	Shares	Value
MEXICO — 4.57%
Alfa SAB de CV Series Aa	7,400	$16,030
America Movil SAB de CV Series L	44,400	47,512
Cemex SAB de CV CPO[a]	16,200	16,415
El Puerto de Liverpool SAB de CV Series C1[a]	600	6,778
Genomma Lab Internacional SAB de CV Series Ba,c	2,200	2,401
Gentera SAB de CVa	3,000	5,750
Gruma SAB de CV Series B	600	7,349
Grupo Bimbo SAB de CVa	4,800	13,554
Grupo Carso SAB de CV Series A1	1,000	4,513
Grupo Financiero Banorte SAB de CV Series O	2,400	13,032
Grupo Financiero Inbursa SAB de CV Series O	6,000	16,846
Grupo Televisa SAB CPO[a]	7,200	48,929
Mexichem SAB de CV	2,600	7,578
Minera Frisco SAB de CV Series A1[a]	1,800	2,396
Promotora y Operadora de Infraestructura SAB de CVa	800	9,578
Wal-Mart de Mexico SAB de CV Series V	14,400	35,239

		253,900
PERU — 0.44%
Credicorp Ltd.	124	18,007
Southern Copper Corp.	226	6,728

		24,735
PHILIPPINES — 1.27%
Alliance Global Group Inc.	5,000	2,699
Ayala Corp.	600	9,757
Ayala Land Inc.	16,000	13,155
BDO Unibank Inc.	2,160	5,438
DMCI Holdings Inc.	20,000	7,167
Energy Development Corp.	26,600	5,339
International Container Terminal Services Inc.	1,400	3,560
Jollibee Foods Corp.	1,240	6,182
SM Investments Corp.	148	2,954
SM Prime Holdings Inc.	7,200	3,227
Universal Robina Corp.	2,200	10,878

		70,356
POLAND — 1.41%
Alior Bank SAa	118	2,640

Security	Shares	Value
Bank Millennium SA	1,094	$2,084
Bank Pekao SA	232	11,634
Bank Zachodni WBK SA	98	8,873
CCC SA	84	4,124
Cyfrowy Polsat SA	644	4,191
Eurocash SA	200	1,805
Grupa Azoty SA	124	2,580
LPP SA	2	3,908
mBank	40	4,944
Polski Koncern Naftowy Orlen SA	674	9,948
Powszechna Kasa Oszczednosci Bank Polski SA	2,472	21,779

		78,510
QATAR — 0.88%
Gulf International Services QSC	138	3,615
Masraf Al Rayan	1,066	14,081
Qatar National Bank SAQ	462	25,793
Vodafone Qatar QSC	1,164	5,667

		49,156
RUSSIA — 3.23%
Alrosa AO	5,000	5,682
Lukoil OAO	200	9,692
Lukoil OAO ADR (London)	200	9,680
Magnit PJSC GDR[d]	748	35,657
Mobile TeleSystems OJSC ADR	1,474	14,593
Moscow Exchange MICEX-RTS OAO	2,500	3,106
NOVATEK OAO GDR[d]	260	21,801
Rosneft OAO	780	3,355
Rostelecom OJSC	3,420	4,993
Sberbank of Russia	29,060	35,724
Severstal PAO	380	4,255
Tatneft OAO Class S	1,920	9,904
Uralkali PJSC	1,070	2,960
Uralkali PJSC GDR[d]	214	3,000
VTB Bank OJSC	13,960,000	15,411

		179,813
SOUTH AFRICA — 8.48%
Anglo American Platinum Ltd.[a]	150	4,781
Aspen Pharmacare Holdings Ltd.	810	28,763
Bidvest Group Ltd. (The)	853	23,547
Brait SEa	1,038	6,967
Coronation Fund Managers Ltd.	704	6,245
Discovery Ltd.	1,046	10,753
FirstRand Ltd.	8,672	39,814
Foschini Group Ltd. (The)	576	8,176

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2015

Security	Shares	Value
Life Healthcare Group Holdings Ltd.	2,630	$10,224
Massmart Holdings Ltd.	160	2,289
Mediclinic International Ltd.	1,042	11,014
Mr. Price Group Ltd.	692	16,019
Nampak Ltd.	1,646	5,747
Naspers Ltd. Class N	1,066	156,634
Netcare Ltd.	2,136	7,528
Pick n Pay Stores Ltd.	754	3,418
Rand Merchant Insurance Holdings Ltd.	1,164	4,495
Remgro Ltd.	1,278	30,379
Resilient Property Income Fund Ltd.	616	4,956
RMB Holdings Ltd.	2,064	12,023
Sanlam Ltd.	5,160	33,476
Sappi Ltd.[a]	985	4,142
Shoprite Holdings Ltd.	810	11,539
SPAR Group Ltd. (The)	516	7,911
Woolworths Holdings Ltd./South Africa	2,662	20,539

		471,379
SOUTH KOREA — 15.69%
AmorePacific Corp.	10	26,012
AmorePacific Group	8	9,738
Celltrion Inc.[a]	187	11,160
Cheil Industries Inc.[a]	44	6,494
Cheil Worldwide Inc.[a]	180	3,428
CJ CheilJedang Corp.	24	7,817
CJ Corp.	44	6,955
CJ Korea Express Co. Ltd.[a]	24	3,958
Coway Co. Ltd.	132	10,367
Daewoo Engineering & Construction Co. Ltd.[a]	420	3,027
Daewoo International Corp.	100	2,642
Daewoo Securities Co. Ltd.[a]	420	4,075
Daum Kakao Corp.	50	6,064
Doosan Infracore Co. Ltd.[a]	370	4,349
Halla Visteon Climate Control Corp.[a]	80	3,123
Hankook Tire Co. Ltd.	198	8,659
Hotel Shilla Co. Ltd.	84	7,577
Hyundai Glovis Co. Ltd.	48	10,430
Hyundai Mipo Dockyard Co. Ltd.[a]	18	1,261
Hyundai Wia Corp.	44	5,633
Kangwon Land Inc.	208	6,443
KEPCO Plant Service & Engineering Co. Ltd.	70	5,880

Security	Shares	Value
Korea Aerospace Industries Ltd.	134	$6,153
Korea Electric Power Corp.	454	18,490
Korea Gas Corp.	81	3,129
Korea Investment Holdings Co. Ltd.	100	4,975
Korea Zinc Co. Ltd.	26	9,701
Korean Air Lines Co. Ltd.[a]	124	5,672
LG Display Co. Ltd.	700	21,685
LG Electronics Inc.	302	17,005
LG Household & Health Care Ltd.	26	15,872
LG Innotek Co. Ltd.	30	2,870
Lotte Confectionery Co. Ltd.	2	3,315
NAVER Corp.	74	44,567
NCsoft Corp.	40	6,505
OCI Co. Ltd.[a]	50	4,464
Orion Corp./Republic of Korea	8	7,027
Paradise Co. Ltd.	154	2,968
S-1 Corp.	48	3,499
Samsung C&T Corp.	329	18,165
Samsung Electronics Co. Ltd.	298	368,444
Samsung Fire & Marine Insurance Co. Ltd.	91	21,143
Samsung Life Insurance Co. Ltd.	164	14,883
Samsung SDI Co. Ltd.	150	18,655
Samsung SDS Co. Ltd.	74	19,519
Samsung Securities Co. Ltd.	58	2,521
SK C&C Co. Ltd.	52	10,281
SK Hynix Inc.	1,554	65,980

		872,580
TAIWAN — 12.08%
Acer Inc.[a]	4,344	2,843
Advantech Co. Ltd.	2,000	15,284
AU Optronics Corp.	12,000	6,324
Catcher Technology Co. Ltd.	2,000	18,277
Cathay Financial Holding Co. Ltd.	23,920	36,407
Chailease Holding Co. Ltd.	2,420	5,887
Chang Hwa Commercial Bank Ltd.	20,000	11,750
China Airlines Ltd.[a]	10,000	4,904
China Steel Corp.	14,560	12,100
CTBC Financial Holding Co. Ltd.	10,000	6,655
Delta Electronics Inc.	6,000	38,784
E.Sun Financial Holding Co. Ltd.	16,000	9,986
Epistar Corp.	2,000	3,827
EVA Airways Corp.[a]	6,883	5,041
Evergreen Marine Corp. Taiwan Ltd.[a]	10,000	7,340
Formosa Chemicals & Fibre Corp.	10,000	22,417

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2015

Security	Shares	Value
Formosa Petrochemical Corp.	2,000	$4,381
Highwealth Construction Corp.	2,000	4,260
Hiwin Technologies Corp.	52	420
HTC Corp.[a]	2,000	9,744
Innolux Corp.	12,000	6,152
MediaTek Inc.	4,000	60,245
President Chain Store Corp.	2,000	15,539
Standard Foods Corp.	2,507	5,939
Taiwan Business Bank[a]	30,000	8,913
Taiwan Semiconductor Manufacturing Co. Ltd.	66,000	316,287
Uni-President Enterprises Corp.	13,483	22,668
Vanguard International Semiconductor Corp.	2,000	3,484
Yang Ming Marine Transport Corp.[a]	6,000	3,248
Yulon Motor Co. Ltd.	2,000	2,859

		671,965
THAILAND — 2.40%
Advanced Info Service PCL NVDR	2,800	20,179
Airports of Thailand PCL NVDR	1,400	13,381
Bangkok Dusit Medical Services PCL NVDR	10,000	6,650
Bumrungrad Hospital PCL NVDR	1,200	5,772
Central Pattana PCL NVDR	4,400	5,988
Charoen Pokphand Foods PCL NVDR	5,600	4,140
CP ALL PCL NVDR	12,800	15,837
Glow Energy PCL NVDR	1,400	3,692
Home Product Center PCL NVDR	13,799	3,649
Indorama Ventures PCL NVDR	4,200	3,378
IRPC PCL NVDR	30,000	4,138
Kasikornbank PCL Foreign	3,000	20,043
Minor International PCL NVDR[c]	4,800	5,048
Siam Commercial Bank PCL (The) NVDR	2,400	12,583
TMB Bank PCL NVDR	34,800	3,251
True Corp. PCL NVDR[a]	12,376	5,589

		133,318
TURKEY — 1.48%
Akbank TAS	3,174	10,349
Anadolu Efes Biracilik ve Malt Sanayii ASa	198	1,614
BIM Birlesik Magazalar AS	620	11,586
Coca-Cola Icecek AS	196	3,799
Eregli Demir ve Celik Fabrikalari TAS	1,332	2,235

Security	Shares	Value
Haci Omer Sabanci Holding AS	1,049	$4,038
TAV Havalimanlari Holding AS	512	4,082
Tupras Turkiye Petrol Rafinerileri AS	206	4,341
Turk Hava Yollari[a]	586	2,109
Turk Telekomunikasyon AS	1,620	4,696
Turkcell Iletisim Hizmetleri ASa	1,274	6,661
Turkiye Garanti Bankasi AS	6,594	23,544
Ulker Biskuvi Sanayi AS	386	2,985

		82,039
UNITED ARAB EMIRATES — 0.55%
Abu Dhabi Commercial Bank PJSC	339	711
Arabtec Holding PJSC[a]	5,606	4,823
DP World Ltd.	189	4,007
Dubai Financial Market	6,389	3,427
Dubai Islamic Bank PJSC	2,082	3,798
Emaar Properties PJSC	6,774	13,925

		30,691

TOTAL COMMON STOCKS
(Cost: $4,771,109)		5,352,749

PREFERRED STOCKS — 3.37%

BRAZIL — 2.66%
Banco Bradesco SA	2,070	27,220
Cia. Brasileira de Distribuicao	400	13,591
Itau Unibanco Holding SA	7,442	94,998
Lojas Americanas SA	1,500	8,755
Suzano Papel e Celulose SA Class A	800	3,374

		147,938
CHILE — 0.12%
Sociedad Quimica y Minera de Chile SA Series B	262	6,734

		6,734
COLOMBIA — 0.38%
Banco Davivienda SA	342	3,620
Bancolombia SA	1,202	12,434
Grupo Aval Acciones y Valores	10,148	4,984

		21,038
RUSSIA — 0.21%
AK Transneft OAO	4	8,931
Sberbank of Russia	3,400	2,957

		11,888

TOTAL PREFERRED STOCKS
(Cost: $240,498)		187,598

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH ETF

February 28, 2015

Security	Shares	Value
RIGHTS — 0.01%

MALAYSIA — 0.00%
Malaysia Airports Holdings Bhd[a]	320	$168

		168
SOUTH KOREA — 0.01%
Korean Air Lines Co. Ltd.[a]	23	299

		299

TOTAL RIGHTS
(Cost: $0)		467

SHORT-TERM INVESTMENTS — 1.75%

MONEY MARKET FUNDS — 1.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	91,860	91,860
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	5,361	5,361

		97,221

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,221)		97,221

TOTAL INVESTMENTS IN SECURITIES — 101.39%
(Cost: $5,108,828)		5,638,035
Other Assets, Less Liabilities — (1.39)%		(77,565)

NET ASSETS — 100.00%		$5,560,470

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 97.56%

BRAZIL — 3.78%
Ambev SA	1,892,800	$12,140,505
BRF SA	145,600	3,280,818
CCR SA	182,000	1,061,059
Cielo SA	1,168,440	18,270,220
EcoRodovias Infraestrutura e Logistica SA	618,800	2,280,991
Estacio Participacoes SA	145,600	982,769
Kroton Educacional SA	436,800	1,587,197
Natura Cosmeticos SA	293,000	2,881,480
Souza Cruz SA	1,019,200	9,039,436
TOTVS SA	622,400	7,468,321
Tractebel Energia SA	800,800	9,354,126
Transmissora Alianca de Energia Eletrica SA Units	622,200	4,554,408
Ultrapar Participacoes SA	364,400	7,592,968

		80,494,298
CHILE — 4.26%
AES Gener SA	5,854,212	3,122,973
Aguas Andinas SA Series A	22,960,392	13,648,899
Banco de Chile	216,468,252	25,293,040
Banco de Credito e Inversiones	145,236	6,711,322
Cia. Cervecerias Unidas SA	293,020	2,777,635
Colbun SA	49,413,000	13,881,166
CorpBanca SA	174,275,192	2,106,005
Empresa Nacional de Electricidad SA/Chile	8,470,644	12,729,935
Empresas COPEC SA	175,812	2,061,946
ENTEL Chile SA	97,245	1,023,082
SACI Falabella	266,448	1,935,580
Vina Concha y Toro SA	2,734,732	5,450,644

		90,742,227
CHINA — 23.75%
AAC Technologies Holdings Inc.[a]	1,092,000	7,230,296
Agricultural Bank of China Ltd. Class H	15,288,000	7,589,347
Bank of China Ltd. Class H	41,496,000	23,863,497
Bank of Communications Co. Ltd. Class H	2,562,000	2,210,030
Beijing Enterprises Holdings Ltd.	2,002,000	14,868,924

Security	Shares	Value
Beijing Enterprises Water Group Ltd.	9,464,000	$5,881,861
China CITIC Bank Corp. Ltd. Class H	4,004,000	3,035,739
China Communications Services Corp. Ltd. Class H	13,104,000	6,015,156
China Construction Bank Corp. Class H	21,112,000	17,558,285
China Everbright Bank Co. Ltd. Class H	14,560,000	7,678,523
China Gas Holdings Ltd.	3,640,000	5,660,329
China Life Insurance Co. Ltd. Class H	1,464,000	6,276,618
China Medical System Holdings Ltd.	4,368,000	7,231,704
China Mengniu Dairy Co. Ltd.	2,562,000	11,562,192
China Merchants Holdings International Co. Ltd.[a]	728,000	2,769,149
China Minsheng Banking Corp. Ltd. Class H	1,274,100	1,539,345
China Mobile Ltd.	2,563,000	34,832,305
China Pacific Insurance Group Co. Ltd. Class H	728,000	3,801,714
China Petroleum & Chemical Corp. Class H	13,566,000	11,369,940
China Resources Enterprise Ltd.[a]	732,000	1,527,153
China Resources Gas Group Ltd.[a]	8,008,000	19,804,581
China Resources Power Holdings Co. Ltd.	3,640,000	9,645,088
China Telecom Corp. Ltd. Class H	7,324,000	4,740,728
China Vanke Co. Ltd. Class Ha,b	1,098,576	2,521,408
CSPC Pharmaceutical Group Ltd.	5,824,000	4,761,060
ENN Energy Holdings Ltd.	332,000	1,761,574
Guangdong Investment Ltd.	12,376,000	15,941,853
Haier Electronics Group Co. Ltd.	1,145,000	3,019,199
Hanergy Thin Film Power Group Ltd.[a,b]	33,488,000	19,517,341
Hengan International Group Co. Ltd.	1,831,000	21,000,387

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
Huaneng Power International Inc. Class H	1,456,000	$1,830,455
Industrial & Commercial Bank of China Ltd. Class H	18,928,000	13,813,832
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,695,627	6,381,357
Jiangsu Expressway Co. Ltd. Class H	11,716,000	14,457,204
Kunlun Energy Co. Ltd.[a]	3,714,000	3,653,923
Lenovo Group Ltd.[a]	15,516,000	23,927,865
PetroChina Co. Ltd. Class H	3,646,000	4,231,089
Semiconductor Manufacturing International Corp.[b]	20,384,000	1,787,275
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,456,000	1,199,652
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	6,988,800	14,598,580
Shenzhou International Group Holdings Ltd.	3,640,000	14,408,964
Sihuan Pharmaceutical Holdings Group Ltd.[a]	10,556,000	6,288,316
Sino Biopharmaceutical Ltd.	11,696,000	11,114,703
Sinopec Engineering Group Co. Ltd. Class H	1,820,000	1,476,097
Sinopharm Group Co. Ltd. Class H	436,800	1,529,134
SOHO China Ltd.	16,198,000	11,591,706
Sun Art Retail Group Ltd.[a]	25,116,000	22,539,938
Tencent Holdings Ltd.	1,055,600	18,497,449
Tingyi Cayman Islands Holding Corp.[a]	6,044,000	15,196,797
Tsingtao Brewery Co. Ltd. Class H	1,002,000	6,337,234
Uni-President China Holdings Ltd.	3,276,000	2,576,717
Want Want China Holdings Ltd.[a]	2,184,000	2,407,752
Zhejiang Expressway Co. Ltd. Class H	13,832,000	17,014,781
ZTE Corp. Class H	1,674,400	3,730,748

		505,806,894
COLOMBIA — 0.79%
Almacenes Exito SA	420,056	4,159,837

Security	Shares	Value
Corp. Financiera Colombiana SA	225,757	$3,394,257
Corp. Financiera Colombiana SA New[b]	3,857	57,371
Ecopetrol SA	6,850,480	5,726,632
Grupo Argos SA/Colombia	455,728	3,471,615

		16,809,712
CZECH REPUBLIC — 0.52%
CEZ AS	152,152	3,856,217
O2 Czech Republic AS	857,584	7,278,841

		11,135,058
EGYPT — 0.74%
Commercial International Bank Egypt SAE	2,037,866	14,753,732
Telecom Egypt Co.	693,944	1,061,373

		15,815,105
HUNGARY — 0.07%
Richter Gedeon Nyrt	104,104	1,514,369

		1,514,369
INDIA — 2.46%
Cipla Ltd.	158,340	1,747,363
Dabur India Ltd.	3,243,240	13,832,507
Divi’s Laboratories Ltd.	199,108	5,544,774
Dr. Reddy’s Laboratories Ltd.	126,672	6,864,022
Hindustan Unilever Ltd.	256,256	3,773,458
Infosys Ltd.	41,860	1,555,366
Sun Pharmaceuticals Industries Ltd.	627,900	9,255,188
Tata Consultancy Services Ltd.	54,964	2,379,135
Wipro Ltd.	696,332	7,426,940

		52,378,753
INDONESIA — 4.96%
Astra Agro Lestari Tbk PT	1,820,000	3,471,025
Bank Central Asia Tbk PT	29,047,200	31,687,855
Bank Danamon Indonesia Tbk PT	15,761,200	5,853,289
Bank Mandiri Persero Tbk PT	8,517,600	7,908,023
Bank Negara Indonesia Persero Tbk PT	8,299,200	4,414,468
Indocement Tunggal Prakarsa Tbk PT	585,400	1,089,274
Indofood Sukses Makmur Tbk PT	8,190,000	4,689,052
Jasa Marga Persero Tbk PT	21,403,200	11,757,271

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
Kalbe Farma Tbk PT	20,311,200	$2,836,496
Perusahaan Gas Negara Persero Tbk PT	5,096,000	2,050,228
Telekomunikasi Indonesia Persero Tbk PT	62,426,000	14,175,653
Unilever Indonesia Tbk PT	5,605,600	15,613,277

		105,545,911
MALAYSIA — 8.46%
Astro Malaysia Holdings Bhd	1,170,600	1,062,115
Axiata Group Bhd[a]	10,264,800	20,392,888
Berjaya Sports Toto Bhd	1,310,497	1,221,773
DiGi.Com Bhd	1,601,600	2,821,909
Hong Leong Bank Bhd	4,186,000	16,678,957
IHH Healthcare Bhd	17,362,800	26,834,294
Malayan Banking Bhd	10,556,000	26,946,504
Maxis Bhd[a]	10,774,400	21,076,448
Petronas Chemicals Group Bhd[a]	3,640,000	5,524,639
Petronas Dagangan Bhd[a]	291,200	1,582,047
Petronas Gas Bhd[a]	1,820,000	11,645,172
Public Bank Bhd	5,642,080	28,680,051
Sime Darby Bhd	2,599,400	6,729,301
Telekom Malaysia Bhd	1,674,400	3,307,916
Tenaga Nasional Bhd	1,383,200	5,649,474

		180,153,488
MEXICO — 2.32%
Arca Continental SAB de CVb	1,093,600	6,932,277
Coca-Cola Femsa SAB de CV Series L	327,600	2,828,157
El Puerto de Liverpool SAB de CV Series C1[b]	1,747,200	19,736,629
Fibra Uno Administracion SA de CV	728,000	2,041,536
Grupo Aeroportuario del Pacifico SAB de CV Series B	800,800	5,428,109
Grupo Aeroportuario del Sureste SAB de CV Series Bb	254,800	3,493,957
Grupo Bimbo SAB de CVb	364,000	1,027,828
Wal-Mart de Mexico SAB de CV Series V	3,203,200	7,838,756

		49,327,249
PERU — 1.25%
Cia. de Minas Buenaventura SA ADR	230,048	2,663,956
Credicorp Ltd.	164,528	23,892,756

		26,556,712

Security	Shares	Value
PHILIPPINES — 3.97%
Aboitiz Power Corp.	11,029,200	$11,106,747
Bank of the Philippine Islands	6,908,724	15,113,323
BDO Unibank Inc.	3,214,120	8,091,797
International Container Terminal Services Inc.	3,745,560	9,523,186
Jollibee Foods Corp.	1,787,250	8,909,901
Metropolitan Bank & Trust Co.	2,895,210	6,077,380
Philippine Long Distance Telephone Co.	358,544	25,713,680

		84,536,014
POLAND — 0.24%
Bank Zachodni WBK SA	45,136	4,086,472
PGE Polska Grupa Energetyczna SA	172,900	968,201

		5,054,673
QATAR — 2.69%
Commercial Bank of Qatar QSC (The)	541,632	10,262,971
Doha Bank QSC	269,724	4,303,437
Industries Qatar QSC	86,996	3,702,974
Masraf Al Rayan	78,988	1,043,340
Ooredoo QSC	157,248	4,944,363
Qatar Electricity & Water Co. QSC	284,284	14,871,921
Qatar Islamic Bank SAQ	335,972	9,567,567
Qatar National Bank SAQ	133,952	7,478,358
Vodafone Qatar QSC	202,748	987,154

		57,162,085
RUSSIA — 0.37%
Lukoil OAO	41,239	1,998,430
Lukoil OAO ADR (London)	41,724	2,019,442
Rosneft OAO	906,120	3,897,030

		7,914,902
SOUTH AFRICA — 5.55%
Aspen Pharmacare Holdings Ltd.	143,052	5,079,801
Bidvest Group Ltd. (The)	206,521	5,700,993
Discovery Ltd.	440,804	4,531,358
Foschini Group Ltd. (The)	193,648	2,748,927
Liberty Holdings Ltd.	378,196	4,587,813
Life Healthcare Group Holdings Ltd.	2,252,068	8,754,714
Mediclinic International Ltd.	145,964	1,542,812

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
Mr. Price Group Ltd.	165,984	$3,842,288
MTN Group Ltd.	61,516	1,090,849
Nedbank Group Ltd.	421,148	9,245,523
Pick n Pay Stores Ltd.	954,772	4,327,732
PPC Ltd.	1,116,388	1,735,944
Redefine Properties Ltd.	8,597,680	8,735,650
Sasol Ltd.	110,656	4,023,613
Shoprite Holdings Ltd.	596,232	8,493,479
SPAR Group Ltd. (The)	436,436	6,690,920
Standard Bank Group Ltd.	1,835,652	24,024,310
Tiger Brands Ltd.	132,860	3,961,971
Tsogo Sun Holdings Ltd.	383,656	934,365
Vodacom Group Ltd.	703,976	8,203,891

		118,256,953
SOUTH KOREA — 8.89%
AmorePacific Corp.	4,732	12,309,107
AmorePacific Group	5,824	7,089,303
CJ CheilJedang Corp.	13,468	4,386,871
Dongbu Insurance Co. Ltd.	261,716	12,638,101
E-Mart Co. Ltd.	14,924	2,916,676
Hyundai Marine & Fire Insurance Co. Ltd.[a]	458,541	11,384,668
Hyundai Wia Corp.	13,104	1,677,474
Kangwon Land Inc.	398,944	12,358,522
KEPCO Plant Service & Engineering Co. Ltd.	26,208	2,201,611
Korea Electric Power Corp.	128,492	5,233,103
KT Corp.[b]	182,728	5,094,508
KT&G Corp.	279,552	20,376,439
Lotte Shopping Co. Ltd.	9,828	2,238,622
NAVER Corp.	3,190	1,921,179
Orion Corp./Republic of Korea	9,100	7,992,711
S-1 Corp.	164,892	12,018,915
Samsung Electronics Co. Ltd.	7,344	9,080,049
Samsung Fire & Marine Insurance Co. Ltd.	51,324	11,924,395
Samsung Life Insurance Co. Ltd.	119,028	10,801,502
SK C&C Co. Ltd.	44,772	8,852,010
SK Telecom Co. Ltd.	59,332	15,487,785
Yuhan Corp.	72,576	11,307,454

		189,291,005
TAIWAN — 17.89%
Advanced Semiconductor Engineering Inc.	1,465,000	1,973,237

Security	Shares	Value
Advantech Co. Ltd.	1,456,481	$11,130,566
Asia Cement Corp.	10,350,125	12,754,333
ASUSTeK Computer Inc.	865,000	8,992,915
Chicony Electronics Co. Ltd.	2,924,960	8,130,839
China Airlines Ltd.[b]	19,656,828	9,639,075
China Steel Corp.	18,200,517	15,126,047
Chunghwa Telecom Co. Ltd.	10,556,000	33,007,457
Delta Electronics Inc.	1,460,000	9,437,351
EVA Airways Corp.[b]	3,361,899	2,462,145
Far EasTone Telecommunications Co. Ltd.	10,285,000	25,413,660
First Financial Holding Co. Ltd.	15,652,119	9,245,241
Formosa Chemicals & Fibre Corp.	364,300	816,644
Formosa International Hotels Corp.	364,000	3,807,483
Formosa Petrochemical Corp.	3,640,000	7,974,272
Formosa Plastics Corp.	3,071,840	7,580,564
Formosa Taffeta Co. Ltd.	5,490,000	5,803,789
Foxconn Technology Co. Ltd.	3,640,850	9,367,320
Hon Hai Precision Industry Co. Ltd.	1,820,000	5,047,668
HTC Corp.[b]	2,548,000	12,413,437
Hua Nan Financial Holdings Co. Ltd.	23,971,474	13,739,422
Kinsus Interconnect Technology Corp.	2,184,000	7,058,621
Lite-On Technology Corp.	12,376,511	15,724,337
MediaTek Inc.	364,000	5,482,312
Novatek Microelectronics Corp.	200,000	1,076,262
President Chain Store Corp.	1,464,000	11,374,495
Quanta Computer Inc.	364,000	920,287
ScinoPharm Taiwan Ltd.	2,184,814	3,360,182
Standard Foods Corp.	799,400	1,893,818
Synnex Technology International Corp.	7,280,000	10,628,499
Taiwan Cement Corp.	5,460,000	7,467,187
Taiwan Cooperative Financial Holding Co. Ltd.	42,224,769	21,714,059
Taiwan Mobile Co. Ltd.	8,054,000	27,569,018
Taiwan Semiconductor Manufacturing Co. Ltd.	7,280,000	34,887,438
Transcend Information Inc.	2,184,000	7,197,707
U-Ming Marine Transport Corp.	4,732,000	7,164,674
United Microelectronics Corp.	4,368,000	2,225,378

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
WPG Holdings Ltd.	1,092,000	$1,401,293

		381,009,032
THAILAND — 2.29%
Advanced Info Service PCL NVDR	1,020,900	7,357,553
Bangkok Bank PCL NVDR	873,600	4,944,906
Bangkok Dusit Medical Services PCL NVDR[a]	12,430,200	8,266,295
BTS Group Holdings PCL NVDR	3,348,800	994,385
CP ALL PCL NVDR	8,476,100	10,486,978
Kasikornbank PCL NVDR	820,500	5,507,222
PTT Exploration & Production PCL NVDR	869,400	3,038,732
PTT PCL NVDR	774,100	8,212,691

		48,808,762
UNITED ARAB EMIRATES — 2.31%
Abu Dhabi Commercial Bank PJSC	1,173,536	2,460,344
DP World Ltd.	594,048	12,593,818
First Gulf Bank PJSC	3,063,424	14,888,603
National Bank of Abu Dhabi PJSC	5,187,364	19,279,155

		49,221,920

TOTAL COMMON STOCKS
(Cost: $2,014,161,787)		2,077,535,122

PREFERRED STOCKS — 1.96%

BRAZIL — 0.28%
AES Tiete SA	846,400	5,120,996
Cia. Energetica de Minas Gerais	182,085	826,574

		5,947,570
COLOMBIA — 1.27%
Banco Davivienda SA	889,252	9,412,413
Grupo Argos SA/Colombia	481,208	3,588,542
Grupo de Inversiones Suramericana SA	1,005,732	14,072,780

		27,073,735
RUSSIA — 0.35%
AK Transneft OAO	1,899	4,239,815
Surgutneftegas OAO	5,023,200	3,144,871

		7,384,686

Security	Shares	Value
SOUTH KOREA — 0.06%
Samsung Electronics Co. Ltd.	1,456	$1,390,267

		1,390,267

TOTAL PREFERRED STOCKS
(Cost: $54,281,066)		41,796,258

SHORT-TERM INVESTMENTS — 3.57%

MONEY MARKET FUNDS — 3.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	67,133,649	67,133,649
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	3,918,081	3,918,081
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	4,970,642	4,970,642

		76,022,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $76,022,372)		76,022,372

TOTAL INVESTMENTS IN SECURITIES — 103.09%
(Cost: $2,144,465,225)		2,195,353,752
Other Assets, Less Liabilities — (3.09)%		(65,815,861)

NET ASSETS — 100.00%		$2,129,537,891

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.15%

BRAZIL — 3.40%
Aliansce Shopping Centers SA	12,500	$71,257
ALL – America Latina Logistica SA	52,400	102,258
Alupar Investimento SA Units	10,900	69,761
Arezzo Industria e Comercio SA	5,700	50,634
Banco ABC Brasil SAa	182	748
BR Properties SA	20,000	81,067
Brasil Brokers Participacoes SA	37,200	38,379
Brasil Insurance Participacoes e Administracao SA	21,900	23,743
Brasil Pharma SAa	40,800	13,984
Cia. de Saneamento de Minas Gerais-COPASA	6,500	45,738
Cia. Hering	16,800	104,642
Direcional Engenharia SA	13,100	25,702
Equatorial Energia SA	20,542	199,073
Eternit SA	51,100	54,865
Even Construtora e Incorporadora SA	29,600	47,516
EZ TEC Empreendimentos e Participacoes SA	8,500	52,617
Fleury SA	9,700	46,849
Gafisa SA	37,800	27,762
Helbor Empreendimentos SA	20,740	28,941
Iguatemi Empresa de Shopping Centers SA	10,300	98,160
International Meal Co. Holdings SA	11,000	27,122
Iochpe-Maxion SA	9,500	40,201
JSL SA	9,400	37,148
Light SA	6,400	31,246
Linx SA	4,000	61,552
LPS Brasil Consultoria de Imoveis SA	13,900	29,459
Marfrig Global Foods SAa	36,000	60,685
Marisa Lojas SA	8,000	41,828
Mills Estruturas e Servicos de Engenharia SA	23,500	55,887
MRV Engenharia e Participacoes SA	36,400	86,565
Multiplus SA	6,400	78,272
PDG Realty SA Empreendimentos e Participacoes[a]	138,200	22,716
Restoque Comercio e Confeccoes de Roupas SA	14,900	37,780
Santos Brasil Participacoes SA Units	4,400	18,866
Sao Martinho SA	5,900	78,409

Security	Shares	Value
SLC Agricola SA	7,600	$36,706
Smiles SA	10,800	179,525
Tecnisa SA	16,500	21,236
Tegma Gestao Logistica	5,400	26,440
TPI – Triunfo Participacoes e Investimentos SAa	12,800	17,682
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	8,000	116,054
Vanguarda Agro SAa	66,810	21,964
Vanguarda Agro SA New[a]	15,219	4,950

		2,315,989
CHILE — 1.13%
Administradora de Fondos de Pensiones Habitat SA	24,998	36,531
Besalco SA	96,399	55,881
Cia. Sud Americana de Vapores SAa	1,887,421	77,902
E.CL SA	76,993	127,176
Inversiones Aguas Metropolitanas SA	55,181	88,448
Inversiones La Construccion SA	2,987	37,049
Parque Arauco SA	84,409	166,091
Ripley Corp. SA	80,011	39,959
SalfaCorp SA	86,221	64,780
Sociedad Matriz SAAM SA	948,276	75,193

		769,010
CHINA — 19.88%
361 Degrees International Ltd.	195,000	58,082
Agile Property Holdings Ltd.	220,000	130,773
Ajisen China Holdings Ltd.	142,000	86,605
Anhui Expressway Co. Ltd. Class H	136,000	94,695
Anton Oilfield Services Group/Hong Kong[b]	198,000	39,572
Anxin-China Holdings Ltd.[b]	764,000	48,271
Asia Cement China Holdings Corp.	121,500	65,172
Asian Citrus Holdings Ltd.[a]	312,000	34,195
Beijing Capital Land Ltd. Class H	254,000	130,350
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	64,000	88,134
Biostime International Holdings Ltd.[b]	32,000	98,615
Boshiwa International Holding Ltd.[a]	32,000	619
Bosideng International Holdings Ltd.[b]	692,000	78,520
BYD Electronic International Co. Ltd.	122,000	136,229
C C Land Holdings Ltd.	424,000	76,540
Carnival Group International Holdings Ltd.[a,b]	1,062,000	172,539

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Central China Securities Co. Ltd. Class Ha,b	70,000	$65,618
China Animal Healthcare Ltd.[b]	126,000	71,323
China BlueChemical Ltd. Class H	236,000	94,942
China Datang Corp. Renewable Power Co. Ltd. Class H	642,000	88,575
China Dongxiang Group Co. Ltd.[b]	555,000	93,031
China High Speed Transmission Equipment Group Co. Ltd.[a]	142,000	93,379
China Huiyuan Juice Group Ltd.[a]	109,000	31,342
China Innovationpay Group Ltd.[a]	648,000	55,146
China Lesso Group Holdings Ltd.	264,000	127,652
China Lilang Ltd.[b]	109,000	74,911
China LotSynergy Holdings Ltd.	900,000	67,308
China Lumena New Materials Corp.[a]	210,000	3,385
China Merchants Land Ltd.[b]	264,000	38,806
China Metal Recycling Holdings Ltd.[a]	12,000	—
China Modern Dairy Holdings Ltd.[a]	274,000	99,277
China Oil & Gas Group Ltd.	820,000	112,076
China Overseas Grand Oceans Group Ltd.	116,000	59,679
China Power International Development Ltd.	414,000	215,129
China Power New Energy Development Co. Ltd.[a,b]	740,000	45,323
China Precious Metal Resources Holdings Co. Ltd.[a,b]	798,000	61,737
China Rare Earth Holdings Ltd.[a,b]	544,000	88,382
China Resources and Transportation Group Ltd.[a,b]	2,400,000	49,514
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	535,500	52,477
China Shanshui Cement Group Ltd.[b]	253,000	140,276
China Shineway Pharmaceutical Group Ltd.[b]	56,000	85,349
China Singyes Solar Technologies Holdings Ltd.[b]	66,000	87,995
China Suntien Green Energy Corp. Ltd. Class H	370,000	72,040
China Travel International Investment Hong Kong Ltd.	414,000	130,252
China Vanadium Titano-Magnetite Mining Co. Ltd.[b]	731,000	65,037
China Water Affairs Group Ltd.[b]	224,000	103,401

Security	Shares	Value
China Yurun Food Group Ltd.[a,b]	281,000	$107,611
China ZhengTong Auto Services Holdings Ltd.[b]	136,000	71,547
Chinasoft International Ltd.[a]	270,000	84,250
Chongqing Machinery & Electric Co. Ltd. Class H	502,000	78,969
CIMC Enric Holdings Ltd.	112,000	82,894
CITIC Dameng Holdings Ltd.[a]	646,000	59,973
CITIC Resources Holdings Ltd.[a,b]	412,000	55,780
Comba Telecom Systems Holdings Ltd.	277,300	80,807
Coolpad Group Ltd.	492,000	92,621
COSCO International Holdings Ltd.	262,000	116,550
CT Environmental Group Ltd.[b]	82,000	82,471
Dah Chong Hong Holdings Ltd.[b]	147,000	87,948
Dazhong Transportation Group Co. Ltd. Class B	136,700	119,886
Digital China Holdings Ltd.	159,000	154,788
Dongyue Group Ltd.	258,000	90,486
EverChina International Holdings Co. Ltd.[a]	1,445,000	55,896
Fantasia Holdings Group Co. Ltd.[b]	466,500	51,129
FDG Electric Vehicles Ltd.[a,b]	1,240,000	77,545
First Tractor Co. Ltd. Class Hb	112,000	79,139
Fufeng Group Ltd.	209,400	105,031
Golden Eagle Retail Group Ltd.	29,000	35,149
Goldin Properties Holdings Ltd.[a,b]	176,000	94,633
Greatview Aseptic Packaging Co. Ltd.[b]	224,000	95,025
Hangzhou Steam Turbine Co. Class B	85,280	98,196
Harbin Electric Co. Ltd. Class H	132,000	90,037
HC International Inc.[a,b]	64,000	45,222
Hengdeli Holdings Ltd.	553,600	103,504
Hi Sun Technology China Ltd.[a]	258,000	67,865
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	62,000	57,320
Hopewell Highway Infrastructure Ltd.	302,500	146,268
Hopson Development Holdings Ltd.[a,b]	98,000	80,999
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	645,600	141,516
Huabao International Holdings Ltd.	278,000	210,773
Hunan Nonferrous Metal Corp. Ltd. Class Ha	212,000	110,983

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Imperial Pacific International Holdings Ltd.[a,b]	340,000	$65,760
Jiangsu Future Land Co. Ltd. Class B	74,700	37,873
Ju Teng International Holdings Ltd.	164,000	96,851
Kaisa Group Holdings Ltd.[b]	170,000	34,195
Kingdee International Software Group Co. Ltd.[a,b]	298,000	97,983
KWG Property Holding Ltd.	187,000	121,525
Lao Feng Xiang Co. Ltd. Class B	37,800	121,489
Li Ning Co. Ltd.[a,b]	192,000	76,003
Lijun International Pharmaceutical Holding Co. Ltd.	314,000	133,609
Lonking Holdings Ltd.	522,000	102,307
Luthai Textile Co. Ltd. Class B	53,200	72,713
MIE Holdings Corp.	316,000	35,449
Mingfa Group International Co. Ltd.[a]	433,000	146,279
Minth Group Ltd.	88,000	184,727
MMG Ltd.	240,000	71,485
NetDragon Websoft Inc.	38,000	64,579
New World Department Store China Ltd.	188,000	48,240
Nexteer Automotive Group Ltd.	114,000	114,361
North Mining Shares Co. Ltd.[a,b]	1,450,000	67,308
NVC Lighting Holding Ltd.	108,000	24,509
PAX Global Technology Ltd.[a]	103,000	93,897
Peak Sport Products Co. Ltd.	276,000	78,649
Phoenix Healthcare Group Co. Ltd.	57,000	96,428
Phoenix Satellite Television Holdings Ltd.[b]	266,000	79,572
Poly Property Group Co. Ltd.	279,000	135,984
Ports Design Ltd.[a,b]	226,500	87,908
Renhe Commercial Holdings Co. Ltd.[a]	2,098,000	94,682
REXLot Holdings Ltd.[b]	1,100,000	86,520
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	48,000	78,974
Shenguan Holdings Group Ltd.	278,000	81,011
Shenzhen Expressway Co. Ltd. Class H	174,000	129,230
Shenzhen International Holdings Ltd.	160,500	224,335
Shenzhen Investment Ltd.	398,000	125,731
Shougang Concord International Enterprises Co. Ltd.[a]	3,240,000	137,864
Shougang Fushan Resources Group Ltd.	270,000	52,918

Security	Shares	Value
Shunfeng International Clean Energy Ltd.[a,b]	116,000	$77,628
Sino Oil And Gas Holdings Ltd.[a,b]	2,715,000	65,464
Sinopec Kantons Holdings Ltd.[b]	144,000	107,135
Sinotrans Shipping Ltd.[a,b]	280,500	60,762
Skyworth Digital Holdings Ltd.[b]	254,000	181,114
Sound Global Ltd.[a,b]	80,000	67,978
Springland International Holdings Ltd.	238,000	74,265
Sunac China Holdings Ltd.	207,000	191,641
Sunny Optical Technology Group Co. Ltd.[b]	92,000	152,079
Superb Summit International Group Ltd.[a,b]	450,000	84,715
TCL Communication Technology Holdings Ltd.[b]	83,000	78,661
Tech Pro Technology Development Ltd.[a,b]	229,600	175,262
Texhong Textile Group Ltd.	55,000	58,933
Tianjin Development Holdings Ltd.	174,000	120,032
Tianjin Port Development Holdings Ltd.	372,000	75,787
Tianneng Power International Ltd.[b]	278,000	77,068
Tibet 5100 Water Resources Holdings Ltd.[b]	234,000	79,052
Tong Ren Tang Technologies Co. Ltd. Class H	109,000	134,362
Towngas China Co. Ltd.[b]	145,000	131,997
TravelSky Technology Ltd. Class H	136,000	146,426
V1 Group Ltd.[a]	670,000	53,562
Vinda International Holdings Ltd.	50,000	84,972
West China Cement Ltd.	914,000	119,031
Wisdom Holdings Group	126,000	65,149
Xingda International Holdings Ltd.	212,000	61,505
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	204,000	37,878
Xinyi Solar Holdings Ltd.[b]	326,000	96,680
XTEP International Holdings Ltd.[b]	161,000	53,145
Yanchang Petroleum International Ltd.[a,b]	1,320,000	49,359
Yingde Gases Group Co. Ltd.	150,000	108,311
Yip’s Chemical Holdings Ltd.	210,000	119,684
Yuexiu REIT	204,000	114,949
Yuexiu Transport Infrastructure Ltd.[b]	172,000	117,321
Zhaojin Mining Industry Co. Ltd. Class Hb	168,000	101,812

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Zhongsheng Group Holdings Ltd.	87,000	$74,936

		13,524,687
CZECH REPUBLIC — 0.13%
Pegas Nonwovens SA	2,375	67,811
Philip Morris CR AS	42	19,486

		87,297
EGYPT — 0.48%
Orascom Telecom Media And Technology Holding SAE GDR[a]	379,722	329,978

		329,978
GREECE — 0.67%
Aegean Airlines SAa	3,625	30,495
Ellaktor SAa	17,260	47,625
Frigoglass SAIC[a]	15,844	32,522
Grivalia Properties REIC	5,610	55,374
Hellenic Exchanges – Athens Stock Exchange SA Holding	8,730	61,004
Intralot SA-Integrated Lottery Systems & Services[a]	20,130	40,416
Marfin Investment Group Holdings SAa	106,397	23,629
Metka SA	3,912	40,149
Motor Oil Hellas Corinth Refineries SA	6,691	60,040
Mytilineos Holdings SAa	8,895	62,456

		453,710
HUNGARY — 0.11%
Magyar Telekom Telecommunications PLC[a]	50,815	72,038

		72,038
INDIA — 9.81%
AIA Engineering Ltd.	7,723	141,802
Amara Raja Batteries Ltd.	10,923	155,384
Amtek Auto Ltd.	15,708	39,089
Andhra Bank[a]	52,100	72,032
Arvind Ltd.	28,416	140,942
Ashok Leyland Ltd.[a]	195,807	221,295
Bajaj Finance Ltd.	3,074	218,095
Bayer CropScience Ltd./India	1,189	65,688
Berger Paints India Ltd.	33,092	119,909
Bharat Forge Ltd.	15,759	319,833
Biocon Ltd.	13,808	95,386
CESC Ltd.	12,785	122,875
Cox & Kings Ltd.	22,208	115,091

Security	Shares	Value
Cyient Ltd.	16,917	$150,694
EID Parry India Ltd.[a]	33,538	95,532
Federal Bank Ltd.	100,073	231,056
Gujarat Fluorochemicals Ltd.	8,684	105,541
Gujarat Gas Co. Ltd.[a]	7,043	65,205
Gujarat Mineral Development Corp. Ltd.	42,087	79,571
Gujarat Pipavav Port Ltd.[a]	40,875	143,547
Gujarat State Petronet Ltd.	47,500	90,150
GVK Power & Infrastructure Ltd.[a]	287,273	46,248
Havells India Ltd.	41,957	183,462
Hexaware Technologies Ltd.	32,206	141,007
Housing Development & Infrastructure Ltd.[a]	49,906	96,170
IIFL Holdings Ltd.	49,018	137,644
Indiabulls Housing Finance Ltd.	24,159	243,584
Indian Hotels Co. Ltd.[a]	70,733	128,179
Indraprastha Gas Ltd.	20,001	141,387
Jaiprakash Associates Ltd.[a]	212,402	87,119
Jammu & Kashmir Bank Ltd. (The)	43,023	79,043
Jindal Saw Ltd.	38,264	48,321
Just Dial Ltd.	4,253	92,657
Manappuram Finance Ltd.	82,057	46,270
MAX India Ltd.	22,746	169,459
MindTree Ltd.	8,034	188,147
MRF Ltd.	237	157,989
Page Industries Ltd.	855	163,561
PI Industries Ltd.	6,003	59,083
PTC India Ltd.	85,292	119,993
Redington India Ltd.	56,216	111,832
Reliance Capital Ltd.	18,543	136,961
SKS Microfinance Ltd.[a]	19,205	135,822
Sundaram Finance Ltd.	6,783	166,883
Suzlon Energy Ltd.[a]	149,988	66,130
Syndicate Bank	36,247	69,878
Tata Global Beverages Ltd.	71,816	179,990
Thermax Ltd.	10,018	187,604
Torrent Pharmaceuticals Ltd.	9,472	164,658
TVS Motor Co. Ltd.	25,000	112,592
Voltas Ltd.	26,270	107,962
Wockhardt Ltd.	4,418	113,207

		6,671,559
INDONESIA — 3.57%
Ace Hardware Indonesia Tbk PT	1,240,000	81,068
Agung Podomoro Land Tbk PT	1,351,500	47,995

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Alam Sutera Realty Tbk PT	1,734,600	$89,917
Arwana Citramulia Tbk PT	1,265,700	93,520
Bank Bukopin Tbk PT	1,249,600	76,861
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	308,000	23,353
Bank Tabungan Negara Persero Tbk PT	537,223	44,474
Ciputra Development Tbk PT	1,467,900	168,652
Eagle High Plantations Tbk PT	1,500,000	42,476
Gajah Tunggal Tbk PT	355,100	38,464
Garuda Indonesia Persero Tbk PTa	1,024,909	41,631
Hanson International Tbk PTa	1,197,300	69,939
Japfa Comfeed Indonesia Tbk PT	766,200	53,353
Kawasan Industri Jababeka Tbk PT	3,590,475	100,561
Medco Energi Internasional Tbk PT	254,600	59,095
Mitra Adiperkasa Tbk PT	162,100	68,665
MNC Investama Tbk PT	3,198,500	84,139
MNC Sky Vision Tbk PTa	112,985	14,904
Multipolar Tbk PT	998,513	71,460
Pakuwon Jati Tbk PT	3,259,200	138,689
Pembangunan Perumahan Persero Tbk PT	430,200	135,134
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	390,100	56,742
Ramayana Lestari Sentosa Tbk PT	585,100	32,367
Sampoerna Agro PT	347,100	55,321
Sentul City Tbk PTa	4,953,700	55,574
Sigmagold Inti Perkasa Tbk PTa	4,370,600	158,931
Sugih Energy Tbk PTa	2,664,200	85,749
Summarecon Agung Tbk PT	1,480,600	207,914
Surya Semesta Internusa Tbk PT	668,950	69,612
Timah Persero Tbk PT	503,196	39,711
Wijaya Karya Persero Tbk PT	427,200	120,971

		2,427,242
MALAYSIA — 4.15%
Bursa Malaysia Bhd	91,900	211,645
Carlsberg Brewery Malaysia Bhd	35,800	127,744
DRB-Hicom Bhd	151,900	82,188
Eastern & Oriental Bhd	151,350	94,489
Hartalega Holdings Bhd	89,200	199,240
Hibiscus Petroleum Bhd[a]	121,300	30,964
IGB REIT	317,000	118,743
IJM Land Bhd	146,400	150,300
KNM Group Bhd[a]	403,600	78,951
KPJ Healthcare Bhd	130,750	145,117

Security	Shares	Value
Magnum Bhd	121,400	$92,296
Mah Sing Group Bhd	264,446	148,953
Malaysian Pacific Industries Bhd	42,500	73,703
Malaysian Resources Corp. Bhd	323,400	122,935
Media Prima Bhd	206,500	103,135
OSK Holdings Bhd	131,687	79,655
POS Malaysia Bhd	86,800	116,087
QL Resources Bhd	145,900	152,620
Sarawak Oil Palms Bhd	33,500	51,589
Sunway Bhd	122,900	115,261
Sunway REIT	292,400	132,245
TIME dotCom Bhd[a]	88,400	137,113
Top Glove Corp. Bhd	92,100	129,308
Wah Seong Corp. Bhd	137,546	51,904
WCT Holdings Bhd	171,688	79,079

		2,825,264
MEXICO — 2.72%
Alsea SAB de CVa,b	58,559	179,570
Axtel SAB de CV CPO[a,b]	209,600	61,820
Banregio Grupo Financiero SAB de CVa	29,900	158,779
Bolsa Mexicana de Valores SAB de CV	51,300	92,534
Concentradora Fibra Hotelera Mexicana SA de CV	75,000	112,259
Consorcio ARA SAB de CVa	144,100	68,137
Corp GEO SAB de CVa	38,700	—
Corp Inmobiliaria Vesta SAB de CVb	63,800	122,505
Empresas ICA SAB de CVa,b	84,400	76,260
Grupo Aeromexico SAB de CVa,b	73,300	123,490
Grupo Aeroportuario del Centro Norte SAB de CV	32,400	153,744
Grupo Herdez SAB de CVa,b	36,200	90,573
Industrias CH SAB de CV Series Ba,b	22,000	100,274
Mexico Real Estate Management SA de CVa,b	92,600	159,288
PLA Administradora Industrial S. de RL de CVa	88,700	190,961
Prologis Property Mexico SA de CV	44,400	85,255
TV Azteca SAB de CV CPO[a,b]	179,400	76,430
Urbi Desarrollos Urbanos SAB de CVa,b	124,600	—

		1,851,879
PHILIPPINES — 1.76%
Belle Corp.	780,933	75,986

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Cebu Air Inc.	54,230	$110,699
Cosco Capital Inc.	271,400	59,832
EEI Corp.	211,772	50,914
Filinvest Land Inc.	1,572,000	59,899
First Gen Corp.	208,600	137,915
First Philippine Holdings Corp.	24,370	57,042
Manila Water Co. Inc.	179,900	129,957
Melco Crown Philippines Resorts Corp.[a]	238,500	55,176
Nickel Asia Corp.	167,800	110,370
Philippine National Bank[a]	19,043	36,043
Security Bank Corp.	60,000	217,736
Vista Land & Lifescapes Inc.	580,600	94,155

		1,195,724
POLAND — 1.28%
Asseco Poland SA	10,605	155,056
Budimex SA	2,065	90,968
Globe Trade Centre SAa	42,300	55,674
Kernel Holding SAa	7,004	60,573
Lubelski Wegiel Bogdanka SA	3,798	99,894
Netia SA	57,558	91,311
PKP Cargo SA	3,669	86,763
TVN SAa	28,626	137,167
Warsaw Stock Exchange	7,200	93,927

		871,333
QATAR — 0.59%
Al Khalij Commercial Bank	16,845	100,797
Qatar National Cement Co. QSC	2,786	104,814
Qatari Investors Group QSC	4,916	60,615
Salam International Investment Co.	14,702	58,340
United Development Co. PSC	11,525	76,812

		401,378
RUSSIA — 0.51%
Acron JSC	1,321	53,341
Aeroflot – Russian Airlines OJSC	63,656	40,214
DIXY Group OJSC[a]	10,160	77,727
LSR Group GDR[c]	31,349	67,087
M Video OJSC	12,870	34,624
Pharmstandard OJSC GDR[a,c]	4,832	37,448
TMK OAO GDR[c]	11,908	37,272

		347,713
SOUTH AFRICA — 7.52%
Acucap Properties Ltd.	17,167	83,898
Adcock Ingram Holdings Ltd.[a]	17,714	79,806

Security	Shares	Value
Aeci Ltd.	15,477	$172,129
Alexander Forbes Group Holdings Ltd.[a]	117,997	109,056
ArcelorMittal South Africa Ltd.[a]	18,217	40,645
Astral Foods Ltd.	8,017	120,169
Attacq Ltd.[a]	51,354	101,580
Aveng Ltd.[a]	43,599	58,404
AVI Ltd.	39,239	282,212
Capital Property Fund[a]	164,384	199,185
City Lodge Hotels Ltd.	7,939	93,411
Clicks Group Ltd.	33,181	254,987
Clover Industries Ltd.	57,980	99,362
DataTec Ltd.	19,394	99,941
Emira Property Fund	53,548	84,322
EOH Holdings Ltd.	15,594	181,312
Famous Brands Ltd.	9,090	87,366
Fountainhead Property Trust	76,450	61,407
Grindrod Ltd.	55,680	87,154
Group Five Ltd./South Africa	26,786	57,466
Harmony Gold Mining Co. Ltd.[a]	51,674	127,444
Hosken Consolidated Investments Ltd.	5,006	66,805
Hyprop Investments Ltd.	29,186	278,761
Illovo Sugar Ltd.	25,897	54,870
JSE Ltd.	12,934	134,912
Lewis Group Ltd.	11,395	89,699
Mondi Ltd.	13,730	280,267
Murray & Roberts Holdings Ltd.	44,536	66,462
Northam Platinum Ltd.[a]	46,725	207,101
Omnia Holdings Ltd.	6,099	99,443
Pick n Pay Holdings Ltd.	38,661	75,809
Reunert Ltd.	18,659	99,676
Royal Bafokeng Platinum Ltd.[a]	9,927	49,409
SA Corporate Real Estate Fund Nominees Pty Ltd.	226,305	99,044
Sibanye Gold Ltd.	91,831	242,797
Sun International Ltd./South Africa	12,811	144,755
Super Group Ltd./South Africa[a]	40,160	121,552
Tongaat Hulett Ltd.	12,455	164,877
Trencor Ltd.	17,139	99,645
Vukile Property Fund Ltd.	53,432	90,375
Wilson Bayly Holmes-Ovcon Ltd.	6,059	59,389
Zeder Investments Ltd.	164,340	107,181

		5,114,085

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
SOUTH KOREA — 16.54%
Able C&C Co. Ltd.[b]	2,270	$61,013
Ahnlab Inc.	2,230	98,339
Asiana Airlines Inc.[a]	16,045	127,769
BGF retail Co. Ltd.	1,640	134,183
Binggrae Co. Ltd.	1,170	78,139
Chabiotech Co. Ltd.[a]	6,104	92,877
Chong Kun Dang Pharmaceutical Corp.	1,763	93,808
CJ CGV Co. Ltd.	2,386	139,784
CJ E&M Corp.[a]	3,278	146,047
CJ O Shopping Co. Ltd.	445	95,280
Com2uSCorp.[a]	898	145,228
Cosmax Inc.[b]	1,175	138,638
CrucialTec Co. Ltd.[a]	4,486	43,938
D.I Corp.	5,869	43,581
Daesang Corp.	3,154	107,332
Daishin Securities Co. Ltd.	7,793	78,104
Dong-A Socio Holdings Co. Ltd.	667	72,926
Dong-A ST Co. Ltd.	851	73,117
Dongsuh Co. Inc.	5,001	131,455
Doosan Engine Co. Ltd.[a,b]	8,680	59,709
Duksan Hi-Metal Co. Ltd.[a,b]	6,278	50,050
DY Corp.	15,728	96,442
EO Technics Co. Ltd.	1,432	187,228
Fila Korea Ltd.	1,639	138,879
Gamevil Inc.[a]	696	79,838
GemVax & Kael Co. Ltd.[a,b]	4,589	79,442
Grand Korea Leisure Co. Ltd.	4,518	143,046
Green Cross Corp./South Korea	1,124	142,862
GS Home Shopping Inc.	500	106,601
Halla Holdings Corp.	1,289	76,338
Hana Tour Service Inc.	1,956	173,938
Handsome Co. Ltd.	3,639	103,611
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	11,453	49,514
Hanjin Kal Corp.[a]	4,696	133,921
Hanjin Shipping Co. Ltd.[a,b]	13,911	98,355
Hankook Tire Worldwide Co. Ltd.	4,661	100,648
Hanmi Pharm Co. Ltd.[a]	1,291	126,448
Hansae Co. Ltd.	3,570	133,198
Hansol Holdings Co. Ltd.[a]	10,660	73,038
Hanwha Investment & Securities Co. Ltd.[a]	19,646	76,790
Huchems Fine Chemical Corp.	4,856	113,486

Security	Shares	Value
Hwa Shin Co. Ltd.	9,930	$66,499
Hyundai Corp.	2,721	64,210
Hyundai Greenfood Co. Ltd.	6,403	108,511
Hyundai Home Shopping Network Corp.	903	110,247
Hyundai Hysco Co. Ltd.[a]	1,636	96,292
Hyundai Securities Co. Ltd.	22,134	155,284
Ilyang Pharmaceutical Co. Ltd.[b]	4,128	110,953
KIWOOM Securities Co. Ltd.	1,933	110,603
Kolao Holdings[b]	4,757	80,833
Kolon Industries Inc.	2,027	93,450
Komipharm International Co. Ltd.[a,b]	9,843	85,467
Korea Kolmar Co. Ltd.	2,225	124,473
Korea Petrochemical Ind Co. Ltd.	765	65,519
Korean Reinsurance Co.	13,063	123,780
KT Skylife Co. Ltd.	4,267	64,342
Kumho Tire Co. Inc.[a]	10,400	90,682
LF Corp.	3,400	97,581
LG Hausys Ltd.	945	167,036
LG International Corp.	3,732	126,151
LG Life Sciences Ltd.[a]	3,101	126,012
LIG Insurance Co. Ltd.	4,990	109,116
Lock&Lock Co. Ltd.	5,365	51,081
Lotte Chilsung Beverage Co. Ltd.	78	125,292
Lotte Food Co. Ltd.	131	75,911
Lumens Co. Ltd.[a,b]	9,377	54,679
Mando Corp.	879	124,937
Medipost Co. Ltd.[a,b]	1,875	133,251
Medy-Tox Inc.	650	209,590
MegaStudy Co. Ltd.	1,221	72,867
Meritz Financial Group Inc.	11,112	119,468
Meritz Fire & Marine Insurance Co. Ltd.	8,270	98,708
Meritz Securities Co. Ltd.	32,575	135,933
Namhae Chemical Corp.	12,375	99,108
Namyang Dairy Products Co. Ltd.	177	118,532
Naturalendo Tech Co. Ltd.[a]	2,248	106,916
Nexen Tire Corp.	5,936	83,019
NHN Entertainment Corp.[a]	1,848	119,883
NongShim Co. Ltd.	462	106,708
OCI Materials Co. Ltd.	1,946	142,907
Ottogi Corp.[a]	206	111,864
Partron Co. Ltd.[b]	6,264	73,053
Poongsan Corp.	2,828	66,091
POSCO Chemtech Co. Ltd.	635	84,065

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
POSCO ICT Co. Ltd.	12,645	$67,283
S&T Dynamics Co. Ltd.	6,110	60,958
Samsung Engineering Co. Ltd.[a]	2,001	76,572
Samsung Fine Chemicals Co. Ltd.	3,041	99,884
Samsung Techwin Co. Ltd.[a]	5,431	123,213
Samyang Holdings Corp.	882	72,646
SeAH Besteel Corp.	2,458	77,712
Seegene Inc.[a,b]	2,897	97,662
Seoul Semiconductor Co. Ltd.[a,b]	4,159	68,966
SFA Engineering Corp.[b]	2,107	97,906
SK Broadband Co. Ltd.[a]	21,271	88,084
SK Chemicals Co. Ltd.	2,154	119,323
SK Securities Co. Ltd.[a]	123,439	116,404
SKC Co. Ltd.	2,970	91,599
SM Entertainment Co.[a]	3,125	94,244
Soulbrain Co. Ltd.	2,263	82,268
Sung Kwang Bend Co. Ltd.	4,870	65,448
Sungwoo Hitech Co. Ltd.	5,466	61,505
Suprema Inc.[a]	4,113	93,873
Taekwang Industrial Co. Ltd.	67	71,118
Taewoong Co. Ltd.[a]	4,721	77,425
Taihan Electric Wire Co. Ltd.[a]	9,521	10,410
TK Corp.[a]	6,243	65,698
Tongyang Life Insurance	9,523	103,252
ViroMed Co. Ltd.[a]	2,505	133,061
Wonik IPS Co. Ltd.[a]	7,803	90,290
Woongjin Thinkbig Co. Ltd.[a]	10,454	73,627
YESCO Co. Ltd.	1,482	47,665
Youngone Corp.	2,979	137,069
Yuanta Securities Korea[a]	13,417	54,705

		11,255,714
TAIWAN — 18.31%
Ability Enterprise Co. Ltd.	81,000	49,005
Airtac International Group	17,000	146,155
ALI Corp.	130,000	113,628
Altek Corp.[a]	48,793	57,796
Ambassador Hotel (The)	140,000	123,038
AmTRAN Technology Co. Ltd.	78,312	43,763
Asia Optical Co. Inc.[a]	45,000	65,053
Asia Polymer Corp.	95,400	65,615
BES Engineering Corp.	301,000	73,704
Career Technology MFG. Co. Ltd.	64,000	71,530
Cathay Real Estate Development Co. Ltd.	84,000	47,075
Cheng Loong Corp.	219,000	88,562

Security	Shares	Value
Cheng Uei Precision Industry Co. Ltd.	64,000	$115,141
China Bills Finance Corp.	85,000	31,938
China Man-Made Fiber Corp.[a]	251,000	87,516
China Petrochemical Development Corp.[a]	346,000	130,556
China Steel Chemical Corp.	22,000	102,977
China Synthetic Rubber Corp.	94,000	95,781
Chipbond Technology Corp.	79,000	153,447
Chong Hong Construction Co. Ltd.	35,642	73,769
Chroma ATE Inc.	45,000	115,634
Chung Hung Steel Corp.[a]	384,000	87,303
Compeq Manufacturing Co. Ltd.	158,000	88,043
Coretronic Corp.	73,000	112,504
CSBC Corp. Taiwan	258,420	136,184
Cyberlink Corp.	40,125	116,012
CyberTAN Technology Inc.	149,000	111,495
D-Link Corp.	143,520	81,574
Dynapack International Technology Corp.	32,000	75,504
Elan Microelectronics Corp.	54,000	91,476
Eternal Materials Co. Ltd.	84,440	85,636
Everlight Electronics Co. Ltd.	52,000	133,953
Far Eastern International Bank	203,000	68,518
Faraday Technology Corp.	68,000	88,018
Feng Hsin Iron & Steel Co.	60,000	74,510
Feng TAY Enterprise Co. Ltd.	42,240	176,196
Firich Enterprises Co. Ltd.	25,295	86,183
FLEXium Interconnect Inc.	32,610	81,200
Formosan Rubber Group Inc.	85,000	88,099
Gallop No. 1 REIT	246,000	147,576
Gemtek Technology Corp.	105,000	77,902
Genius Electronic Optical Co. Ltd.[a]	12,357	41,511
Gigabyte Technology Co. Ltd.	77,000	98,074
Gigastorage Corp.[a]	69,400	57,345
Gintech Energy Corp.[a]	93,000	66,926
Global Unichip Corp.	28,000	77,835
Gloria Material Technology Corp.	148,818	103,303
Goldsun Development & Construction Co. Ltd.[a]	255,000	84,445
Grand Pacific Petrochemical	127,000	68,140
Great Wall Enterprise Co. Ltd.	89,128	78,046
Greatek Electronics Inc.	71,000	86,249
Green Energy Technology Inc.[a]	88,125	53,596
HannStar Display Corp.	281,320	70,319
HannsTouch Solution Inc.[a]	329,000	80,770

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Hey Song Corp.	65,500	$79,046
Ho Tung Chemical Corp.[a]	233,548	75,482
Holy Stone Enterprise Co. Ltd.	118,500	166,402
Huaku Development Co. Ltd.	31,080	58,884
Huang Hsiang Construction Corp.	37,000	53,547
Hung Sheng Construction Ltd.	114,000	71,148
ITEQ Corp.	89,600	71,041
Jih Sun Financial Holdings Co. Ltd.	145,197	39,160
Kenda Rubber Industrial Co. Ltd.	58,198	118,787
Kerry TJ Logistics Co. Ltd.	85,000	105,150
Kindom Construction Corp.	54,000	54,507
King Slide Works Co. Ltd.	8,000	129,661
King Yuan Electronics Co. Ltd.	169,000	143,143
King’s Town Bank Co. Ltd.	114,000	123,057
Kinpo Electronics[a]	186,000	87,359
Lealea Enterprise Co. Ltd.[a]	415,590	125,716
Lien Hwa Industrial Corp.	79,000	52,197
Macronix International[a]	388,000	84,383
Makalot Industrial Co. Ltd.	22,231	138,745
Masterlink Securities Corp.	255,496	84,609
Medigen Biotechnology Corp.[a]	10,397	53,466
Mercuries & Associates Holding Ltd.	155,548	104,508
Merry Electronics Co. Ltd.	22,000	75,657
Micro-Star International Co. Ltd.	83,000	100,430
Microbio Co. Ltd.[a]	121,727	103,878
MIN AIK Technology Co. Ltd.	14,000	67,537
Mitac Holdings Corp.	51,000	38,487
Motech Industries Inc.	47,000	62,108
Nan Kang Rubber Tire Co. Ltd.	80,000	82,152
Neo Solar Power Corp.	83,364	71,538
Pan-International Industrial Corp.	183,722	105,009
PChome Online Inc.	10,774	127,621
Pixart Imaging Inc.	26,635	77,433
President Securities Corp.	154,510	79,457
Primax Electronics Ltd.	66,000	92,890
Prince Housing & Development Corp.	162,917	66,401
Qisda Corp.[a]	220,000	100,876
Radium Life Tech Co. Ltd.	105,968	55,338
Richtek Technology Corp.	22,000	115,587
Ritek Corp.[a]	805,000	94,329
Sanyang Motor Co. Ltd.[a]	82,820	73,972
Senao International Co. Ltd.	19,000	30,855
Shihlin Electric & Engineering Corp.	68,000	86,394
Shining Building Business Co. Ltd.[a]	137,280	79,339
Shinkong Synthetic Fibers Corp.	230,135	81,340

Security	Shares	Value
Shinkong Textile Co. Ltd.	69,000	$86,566
Sino-American Silicon Products Inc.[a]	63,000	102,309
Sinyi Realty Inc.	40,879	46,600
Soft-World International Corp.	26,140	80,738
Solar Applied Materials Technology Co.	112,799	92,847
Solartech Energy Corp.[a]	124,744	78,250
St. Shine Optical Co. Ltd.	6,000	97,246
TA Chen Stainless Pipe	124,600	84,905
Ta Chong Bank Ltd.[a]	250,552	84,568
Taichung Commercial Bank Co. Ltd.	173,694	57,797
Taiflex Scientific Co. Ltd.	47,000	68,244
Tainan Spinning Co. Ltd.	119,000	65,932
Taiwan Hon Chuan Enterprise Co. Ltd.	52,000	93,552
Taiwan Life Insurance Co. Ltd.[a]	94,599	73,197
Taiwan Paiho Ltd.	68,050	134,128
Taiwan Secom Co. Ltd.	37,450	99,811
Taiwan Sogo Shin Kong SEC	85,640	107,169
Taiwan Surface Mounting Technology Co. Ltd.	58,746	76,788
Taiwan TEA Corp.	91,000	51,578
Tatung Co. Ltd.[a]	177,000	48,752
Ton Yi Industrial Corp.	84,000	62,455
Tong Hsing Electronic Industries Ltd.	19,000	73,205
Tong Yang Industry Co. Ltd.	57,133	71,132
Tripod Technology Corp.	58,000	127,986
TTY Biopharm Co. Ltd.	50,450	107,310
Tung Ho Steel Enterprise Corp.	87,000	65,794
TXC Corp.	64,000	77,949
Union Bank of Taiwan[a]	119,546	40,160
Unity Opto Technology Co. Ltd.[a]	62,679	69,854
UPC Technology Corp.	199,661	73,430
USI Corp.	126,950	69,731
Visual Photonics Epitaxy Co. Ltd.	124,900	130,846
Wah Lee Industrial Corp.	62,000	107,397
Waterland Financial Holdings Co. Ltd.	231,826	63,115
Win Semiconductors Corp.	121,000	138,319
Winbond Electronics Corp.[a]	351,000	119,030
WT Microelectronics Co. Ltd.	76,943	119,316
Yageo Corp.	79,467	150,811
YFY Inc.	186,000	74,921
Yieh Phui Enterprise Co. Ltd.	153,034	45,416
YungShin Global Holding Corp.	53,000	91,976
Yungtay Engineering Co. Ltd.	49,000	113,587

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
Zinwell Corp.	113,000	$117,480

		12,456,951
THAILAND — 4.28%
Amata Corp. PCL NVDR[b]	223,200	128,411
Bangkok Expressway PCL NVDR	90,200	127,641
Bangkok Land PCL NVDR	2,253,400	118,490
CH Karnchang PCL NVDR	105,800	89,994
Esso Thailand PCL NVDR[a]	353,400	70,505
Hana Microelectronics PCL NVDR	102,800	131,163
Hemaraj Land and Development PCL NVDR[b]	974,500	133,229
Italian-Thai Development PCL NVDR[a,b]	332,900	95,247
Jasmine International PCL NVDR	539,200	147,600
KCE Electronics PCL NVDR	64,000	108,877
Khon Kaen Sugar Industry PCL NVDR	288,500	110,653
Kiatnakin Bank PCL NVDR[b]	61,232	74,338
LPN Development PCL NVDR	167,700	102,187
Quality Houses PCL NVDR	909,100	115,289
Samart Corp. PCL NVDR[b]	102,800	118,444
Siam Global House PCL NVDR[b]	246,300	89,896
Sino-Thai Engineering & Construction PCL NVDR[b]	137,728	105,224
Sri Trang Agro-Industry PCL NVDR	178,000	77,080
Supalai PCL NVDR	181,500	132,490
Superblock PCL NVDR[a]	137,400	100,723
Thai Airways International PCL NVDR[a]	90,200	37,107
Thai Vegetable Oil PCL NVDR	143,900	101,927
Thaicom PCL NVDR[b]	81,200	87,906
Thanachart Capital PCL NVDR	73,200	79,245
Tisco Financial Group PCL NVDR	88,340	128,425
TPI Polene PCL NVDR	542,300	56,696
TTW PCL NVDR	321,200	123,195
VGI Global Media PCL NVDR[b]	332,200	120,221

		2,912,203
TURKEY — 1.61%
Akcansa Cimento ASb	12,493	83,701
Aksa Akrilik Kimya Sanayii AS	12,000	45,948
Asya Katilim Bankasi ASa,b	70,006	17,815
Bizim Toptan Satis Magazalari ASb	7,297	47,438
Cimsa Cimento Sanayi VE Ticaret AS	14,053	93,035
Dogan Sirketler Grubu Holding ASa,b	170,000	47,316
Dogus Otomotiv Servis ve Ticaret AS	10,768	54,803

Security	Shares	Value
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	135,421	$97,998
Koza Altin Isletmeleri AS	6,374	56,263
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	25,802	17,235
NET Holding ASa,b	56,336	84,672
Otokar Otomotiv Ve Savunma Sanayi AS	2,201	82,702
Sekerbank TAS[a]	64,518	47,972
Tekfen Holding ASa	33,559	74,057
Trakya Cam Sanayii AS	72,648	106,300
Turkiye Sinai Kalkinma Bankasi AS	117,233	92,295
Yazicilar Holding AS	5,474	45,163

		1,094,713
UNITED ARAB EMIRATES — 0.70%
Air Arabia PJSC	314,778	139,701
Ajman Bank PJSC[a]	99,026	65,518
Al Waha Capital PJSC	124,673	101,157
Dana Gas PJSC[a]	502,497	62,936
Deyaar Development PJSC[a]	125,000	26,343
Eshraq Properties Co. PJSC[a]	187,251	42,317
Union Properties PJSC[a]	135,024	39,705

		477,677

TOTAL COMMON STOCKS
(Cost: $67,303,920)		67,456,144

PREFERRED STOCKS — 0.47%

BRAZIL — 0.35%
Banco ABC Brasil SA	6,601	27,588
Banco Daycoval SA	6,000	16,619
Banco Pan SA	32,400	21,303
Cia. Ferro Ligas da Bahia-Ferbasa	10,800	23,229
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	13,200	40,809
GOL Linhas Aereas Inteligentes SA	10,100	35,499
Marcopolo SA	55,600	43,557
Randon Participacoes SA	20,425	27,573

		236,177
COLOMBIA — 0.12%
Avianca Holdings SA	54,422	83,351

		83,351

TOTAL PREFERRED STOCKS
(Cost: $565,207)		319,528

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL-CAP ETF

February 28, 2015

Security	Shares	Value
RIGHTS — 0.01%

SOUTH KOREA — 0.01%
NHN Entertainment Corp.[a]	549	$4,552

		4,552
THAILAND — 0.00%
Superblock PCL NVDR[a]	6,870	1,423

		1,423
TURKEY — 0.00%
Sekerbank TAS[a]	33,750	537

		537

TOTAL RIGHTS
(Cost: $0)		6,512

WARRANTS — 0.00%

MALAYSIA — 0.00%
Mah Sing Group Bhd (Expires 02/21/20)[a]	18,308	1,727

		1,727
THAILAND — 0.00%
Samart Corp. PCL NVDR (Expires 02/19/18)[a]	20,560	—

		—

TOTAL WARRANTS
(Cost: $0)		1,727

SHORT-TERM INVESTMENTS — 9.56%

MONEY MARKET FUNDS — 9.56%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	6,143,414	6,143,414
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	358,545	358,545

		6,501,959

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,501,959)		6,501,959

TOTAL INVESTMENTS IN SECURITIES — 109.19%
(Cost: $74,371,086)		74,285,870
Other Assets, Less Liabilities — (9.19)%		(6,250,264)

NET ASSETS — 100.00%		$68,035,606

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 93.80%

BRAZIL — 3.18%
Ambev SA	19,000	$121,867
Banco do Brasil SA	10,000	82,956
Banco Santander Brasil SA Units	5,000	24,708
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	14,000	49,158
Centrais Eletricas Brasileiras SA	3,000	5,613
Cia. de Saneamento Basico do Estado de Sao Paulo	2,800	16,588
Cia. Siderurgica Nacional SA	6,000	10,807
CPFL Energia SA	2,000	12,989
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,400	13,770
Duratex SA	4,000	10,618
EcoRodovias Infraestrutura e Logistica SA	3,000	11,059
EDP – Energias do Brasil SA	3,000	9,453
Petroleo Brasileiro SA	35,000	116,040
Souza Cruz SA	2,000	17,738
Sul America SA	1,000	4,575
TIM Participacoes SA	10,000	41,688
Tractebel Energia SA	2,000	23,362
Transmissora Alianca de Energia Eletrica SA Units	1,000	7,320
Vale SA	15,000	111,476

		691,785
CHILE — 1.41%
AES Gener SA	25,036	13,356
Aguas Andinas SA Series A	33,240	19,760
Banco de Chile	237,634	27,766
Banco de Credito e Inversiones	200	9,242
Banco Santander Chile	808,230	42,415
Colbun SA	76,698	21,546
CorpBanca SA	1,657,274	20,027
Empresa Nacional de Electricidad SA/Chile	19,230	28,899
Empresas CMPC SA	8,046	20,947
Empresas COPEC SA	1,870	21,932
Enersis SA	203,046	66,752
ENTEL Chile SA	1,450	15,255

		307,897

Security	Shares	Value
CHINA — 23.10%
Agricultural Bank of China Ltd. Class H	256,000	$127,085
Alibaba Health Information Technology Ltd.[a]	20,000	13,668
Bank of China Ltd. Class H	926,000	532,524
Bank of Communications Co. Ltd. Class H	104,000	89,712
BBMG Corp. Class H	15,000	13,133
China Agri-Industries Holdings Ltd.[b]	30,800	12,391
China CITIC Bank Corp. Ltd. Class H	98,000	74,301
China Coal Energy Co. Ltd. Class Hb	50,000	26,949
China Communications Construction Co. Ltd. Class H	50,000	61,118
China Communications Services Corp. Ltd. Class H	32,000	14,689
China Construction Bank Corp. Class H	828,000	688,625
China COSCO Holdings Co. Ltd. Class Ha,b	15,000	7,466
China Everbright Bank Co. Ltd. Class H	30,000	15,821
China Galaxy Securities Co. Ltd. Class H	20,000	23,854
China International Marine Containers Group Co. Ltd. Class H	3,000	5,686
China Merchants Bank Co. Ltd. Class H	54,000	123,242
China Merchants Holdings International Co. Ltd.[b]	16,000	60,860
China Minsheng Banking Corp. Ltd. Class H	47,400	57,268
China Mobile Ltd.	70,000	951,331
China National Building Material Co. Ltd. Class H	36,000	35,232
China Petroleum & Chemical Corp. Class H	296,000	248,084
China Railway Construction Corp. Ltd. Class H	25,000	30,527
China Railway Group Ltd. Class H	50,000	40,617
China Resources Enterprise Ltd.[b]	16,000	33,380
China Shenhua Energy Co. Ltd. Class H	40,000	104,701
China South City Holdings Ltd.[b]	12,000	3,791
China Telecom Corp. Ltd. Class H	160,000	103,566

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
Chongqing Rural Commercial Bank Co. Ltd. Class H	30,000	$18,684
CITIC Ltd.	22,000	38,636
CNOOC Ltd.	210,000	301,646
COSCO Pacific Ltd.[b]	20,000	28,831
Country Garden Holdings Co. Ltd.[b]	50,666	20,187
Datang International Power Generation Co. Ltd. Class H	20,000	10,006
Evergrande Real Estate Group Ltd.[b]	70,000	30,869
Far East Horizon Ltd.	10,000	9,323
Fosun International Ltd.[b]	17,000	27,488
Franshion Properties China Ltd.[b]	40,000	11,759
Guangzhou R&F Properties Co. Ltd. Class H	12,000	13,957
Haitong Securities Co. Ltd. Class Hb	7,200	17,175
Hanergy Thin Film Power Group Ltd.[a,b]	52,000	30,306
Huadian Power International Corp. Ltd. Class H	20,000	16,814
Industrial & Commercial Bank of China Ltd. Class H	860,000	627,636
Inner Mongolia Yitai Coal Co. Ltd. Class B	13,000	17,667
Jiangsu Expressway Co. Ltd. Class H	16,000	19,744
Jiangxi Copper Co. Ltd. Class H	18,000	30,729
Kingboard Chemical Holdings Ltd.	10,000	17,278
Lee & Man Paper Manufacturing Ltd.	20,000	10,315
New World China Land Ltd.	36,000	23,581
Shanghai Electric Group Co. Ltd. Class H	36,000	21,399
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,000	8,355
Shimao Property Holdings Ltd.	15,000	31,836
Shui On Land Ltd.	45,833	10,638
Sino-Ocean Land Holdings Ltd.	40,000	24,963
Sinopec Engineering Group Co. Ltd. Class H	10,000	8,110
Sinopec Shanghai Petrochemical Co. Ltd. Class H	40,000	13,668
SOHO China Ltd.	25,000	17,891
Yuexiu Property Co. Ltd.[b]	106,400	21,402
Zhejiang Expressway Co. Ltd. Class H	20,000	24,602
Zijin Mining Group Co. Ltd. Class H	68,000	20,166
ZTE Corp. Class H	2,000	4,456

		5,029,738

Security	Shares	Value
COLOMBIA — 0.58%
Almacenes Exito SA	844	$8,358
Ecopetrol SA	55,732	46,589
Grupo Argos SA/Colombia	1,914	14,580
Grupo de Inversiones Suramericana SA	2,790	39,196
Interconexion Electrica SA ESP	4,180	13,089
Isagen SA ESP	4,790	5,608

		127,420
CZECH REPUBLIC — 0.18%
CEZ AS	1,230	31,174
O2 Czech Republic AS	920	7,808

		38,982
EGYPT — 0.15%
Global Telecom Holding SAE GDR[a]	12,530	31,952

		31,952
GREECE — 0.38%
Eurobank Ergasias SAa	33,190	5,100
National Bank of Greece SAa	18,640	28,016
OPAP SA	2,635	24,324
Piraeus Bank SAa	25,030	15,947
Public Power Corp. SAa	1,310	10,286

		83,673
HUNGARY — 0.18%
MOL Hungarian Oil & Gas PLC	464	20,593
OTP Bank PLC	1,210	19,191

		39,784
INDIA — 7.63%
ACC Ltd.	518	14,064
Adani Enterprises Ltd.	1,550	17,493
Aditya Birla Nuvo Ltd.	440	12,252
Ambuja Cements Ltd.	7,990	35,176
Bajaj Auto Ltd.	980	34,146
Bharat Heavy Electricals Ltd.	7,000	29,691
Bharat Petroleum Corp. Ltd.	1,960	23,664
Bharti Airtel Ltd.	3,510	20,232
Cairn India Ltd.	4,894	20,176
Coal India Ltd.	7,986	50,903
DLF Ltd.	4,270	10,736
GAIL (India) Ltd.	3,430	22,934
GlaxoSmithKline Consumer Healthcare Ltd.	40	3,755
Hero Motocorp Ltd.	574	24,933
Hindalco Industries Ltd.	12,510	30,938

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
Housing Development Finance Corp. Ltd.	6,004	$129,702
ICICI Bank Ltd.	12,900	72,249
Infosys Ltd.	6,886	255,859
Jindal Steel & Power Ltd.	3,730	11,814
JSW Steel Ltd.	640	10,468
Larsen & Toubro Ltd.	1,850	52,924
LIC Housing Finance Ltd.	2,110	16,353
Mahindra & Mahindra Financial Services Ltd.	3,270	13,119
Mahindra & Mahindra Ltd.	3,950	82,569
NTPC Ltd.	18,520	46,716
Oil & Natural Gas Corp. Ltd.	8,940	47,004
Oil India Ltd.	1,318	10,612
Piramal Enterprises Ltd.	850	12,246
Power Finance Corp. Ltd.	2,900	13,753
Ranbaxy Laboratories Ltd.[a]	740	8,525
Reliance Communications Ltd.[a]	8,720	9,665
Reliance Industries Ltd.	14,878	208,263
Reliance Infrastructure Ltd.	1,190	9,154
Rural Electrification Corp. Ltd.	3,110	16,633
Sesa Sterlite Ltd.	13,954	49,129
Shriram Transport Finance Co. Ltd.	1,730	34,133
State Bank of India	11,400	55,640
Tata Motors Ltd.	3,140	30,145
Tata Power Co. Ltd.	13,051	18,340
Tata Steel Ltd.	3,430	19,715
Wipro Ltd.	7,076	75,471

		1,661,294
INDONESIA — 2.85%
Adaro Energy Tbk PT	168,000	12,478
Astra Agro Lestari Tbk PT	5,000	9,536
Astra International Tbk PT	233,600	141,877
Bank Danamon Indonesia Tbk PT	39,000	14,484
Bank Mandiri Persero Tbk PT	68,800	63,876
Bank Negara Indonesia Persero Tbk PT	87,000	46,277
Bank Rakyat Indonesia Persero Tbk PT	65,000	64,748
Indo Tambangraya Megah Tbk PT	5,000	6,538
Indocement Tunggal Prakarsa Tbk PT	17,000	31,632
Perusahaan Gas Negara Persero Tbk PT	124,600	50,129

Security	Shares	Value
Tambang Batubara Bukit Asam Persero Tbk PT	10,000	$8,259
Telekomunikasi Indonesia Persero Tbk PT	576,000	130,798
United Tractors Tbk PT	20,000	32,108
XL Axiata Tbk PT	20,000	7,420

		620,160
MALAYSIA — 3.60%
AirAsia Bhd	6,400	4,653
Alliance Financial Group Bhd	14,000	18,724
AMMB Holdings Bhd	18,000	31,915
Astro Malaysia Holdings Bhd	18,000	16,332
British American Tobacco Malaysia Bhd	800	15,338
Bumi Armada Bhd[a]	13,000	4,112
CIMB Group Holdings Bhd	57,700	95,259
DiGi.Com Bhd	13,000	22,905
Felda Global Ventures Holdings Bhd	10,000	6,437
Genting Bhd	12,000	29,467
Genting Malaysia Bhd	34,000	38,774
Hong Leong Bank Bhd	7,000	27,891
Hong Leong Financial Group Bhd	1,000	4,667
IJM Corp. Bhd	7,000	13,946
IOI Properties Group Bhd	18,200	10,756
Lafarge Malaysia Bhd	5,200	14,573
Malayan Banking Bhd	52,000	132,741
Malaysia Airports Holdings Bhd	3,000	6,118
Maxis Bhd	22,000	43,035
Petronas Chemicals Group Bhd	33,000	50,086
Petronas Gas Bhd	3,000	19,195
RHB Capital Bhd	7,000	15,461
Sime Darby Bhd	35,000	90,608
Telekom Malaysia Bhd	7,000	13,829
UEM Sunrise Bhd	9,000	3,546
UMW Holdings Bhd	7,000	21,521
YTL Corp. Bhd	52,000	23,807
YTL Power International Bhd	18,440	8,033

		783,729
MEXICO — 5.05%
America Movil SAB de CV Series L	191,000	204,387
Arca Continental SAB de CVa	4,600	29,159
Cemex SAB de CV CPO[a]	71,001	71,941
Coca-Cola Femsa SAB de CV Series L	5,000	43,165

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
Controladora Comercial Mexicana SAB de CV BC Units	5,000	$16,038
Fibra Uno Administracion SA de CV	27,000	75,716
Fomento Economico Mexicano SAB de CVa	22,600	215,737
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,600	24,402
Grupo Aeroportuario del Sureste SAB de CV Series Ba	2,000	27,425
Grupo Comercial Chedraui SA de CVa	4,000	13,098
Grupo Financiero Banorte SAB de CV Series O	19,000	103,171
Grupo Financiero Santander Mexico SAB de CV Series Bb	21,000	46,320
Grupo Lala SAB de CVb	4,000	7,978
Grupo Mexico SAB de CV Series B	44,000	133,071
Industrias Penoles SAB de CV	1,530	32,512
Kimberly-Clark de Mexico SAB de CV Series Ab	18,000	36,657
OHL Mexico SAB de CVa	9,000	18,576

		1,099,353
PERU — 0.44%
Cia. de Minas Buenaventura SA ADR	2,240	25,939
Credicorp Ltd.	280	40,661
Southern Copper Corp.	980	29,175

		95,775
PHILIPPINES — 1.42%
Aboitiz Equity Ventures Inc.	22,120	28,522
Aboitiz Power Corp.	17,000	17,120
Alliance Global Group Inc.	8,000	4,318
Bank of the Philippine Islands	9,200	20,126
BDO Unibank Inc.	11,000	27,693
Globe Telecom Inc.	390	16,851
JG Summit Holdings Inc.	19,840	30,149
Megaworld Corp.	130,000	16,128
Metro Pacific Investments Corp.	123,600	15,138
Metropolitan Bank & Trust Co.	3,340	7,011
Philippine Long Distance Telephone Co.	1,150	82,474
SM Investments Corp.	1,123	22,414
SM Prime Holdings Inc.	49,000	21,961

		309,905

Security	Shares	Value
POLAND — 1.58%
Bank Handlowy w Warszawie SA	400	$11,443
Bank Pekao SA	540	27,079
ENEA SA	2,592	11,355
Energa SA	2,200	13,378
Grupa Lotos SAa	952	6,700
KGHM Polska Miedz SA	1,650	53,957
Orange Polska SA	5,240	13,978
PGE Polska Grupa Energetyczna SA	9,550	53,478
Polski Koncern Naftowy Orlen SA	1,320	19,482
Polskie Gornictwo Naftowe i Gazownictwo SA	20,300	27,596
Powszechny Zaklad Ubezpieczen SA	644	85,057
Synthos SA	4,880	5,829
Tauron Polska Energia SA	12,050	15,957

		345,289
QATAR — 0.85%
Barwa Real Estate Co.	1,140	15,246
Commercial Bank of Qatar QSC (The)	870	16,485
Doha Bank QSC	660	10,530
Industries Qatar QSC	1,770	75,340
Ooredoo QSC	940	29,556
Qatar Electricity & Water Co. QSC	320	16,740
Qatar Islamic Bank SAQ	720	20,504

		184,401
RUSSIA — 3.77%
Gazprom OAO	67,850	167,884
Gazprom OAO ADR	33,925	169,286
Lukoil OAO	1,914	92,752
Lukoil OAO ADR (London)	1,914	92,638
MegaFon OAO GDR[c]	1,090	19,195
MMC Norilsk Nickel OJSC	636	115,997
Rosneft OAO	8,200	35,266
RusHydro JSC	1,300,000	13,563
Severstal PAO	900	10,077
Sistema JSFC GDR	1,980	14,058
Surgutneftegas OAO	42,000	23,710
Surgutneftegas OAO ADR	4,200	23,331
Tatneft OAO Class S	8,300	42,813

		820,570
SOUTH AFRICA — 7.44%
African Bank Investments Ltd.[a,b]	17,203	15
African Rainbow Minerals Ltd.	1,270	13,341

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
AngloGold Ashanti Ltd.[a]	4,730	$53,222
Assore Ltd.	410	5,351
Barclays Africa Group Ltd.	3,894	64,403
Barloworld Ltd.	2,740	21,028
Exxaro Resources Ltd.	1,680	16,473
Gold Fields Ltd.	8,604	40,063
Growthpoint Properties Ltd.	25,890	65,941
Impala Platinum Holdings Ltd.[a]	6,330	38,953
Imperial Holdings Ltd.	2,190	36,933
Investec Ltd.	2,790	24,661
Kumba Iron Ore Ltd.	750	14,739
Liberty Holdings Ltd.	914	11,087
Massmart Holdings Ltd.	640	9,156
MMI Holdings Ltd./South Africa	12,150	33,938
MTN Group Ltd.	18,820	333,731
Nedbank Group Ltd.	2,334	51,239
PPC Ltd.	6,250	9,718
Redefine Properties Ltd.	36,648	37,236
Sasol Ltd.	6,438	234,095
Shoprite Holdings Ltd.	1,880	26,781
Standard Bank Group Ltd.	13,942	182,468
Steinhoff International Holdings Ltd.	24,232	139,886
Telkom SA SOC Ltd.[a]	2,750	19,351
Tiger Brands Ltd.	1,870	55,765
Truworths International Ltd.	4,460	34,017
Vodacom Group Ltd.	4,112	47,920

		1,621,511
SOUTH KOREA — 11.81%
BS Financial Group Inc.	2,185	29,663
Daelim Industrial Co. Ltd.	326	19,247
Daewoo International Corp.	190	5,020
Daewoo Securities Co. Ltd.[a]	1,370	13,294
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,140	21,033
Daum Kakao Corp.	100	12,127
DGB Financial Group Inc.	1,885	19,923
Dongbu Insurance Co. Ltd.	510	24,628
Doosan Corp.	90	9,799
Doosan Heavy Industries & Construction Co. Ltd.	706	18,686
E-Mart Co. Ltd.	240	46,905
GS Engineering & Construction Corp.[a]	394	10,877
GS Holdings Corp.	612	24,674
Hana Financial Group Inc.	3,330	91,324

Security	Shares	Value
Hanwha Chemical Corp.	900	$11,562
Hanwha Corp.	600	16,728
Hanwha Life Insurance Co. Ltd.	2,728	19,412
Hite Jinro Co. Ltd.[a]	300	6,246
Hyosung Corp.	258	17,207
Hyundai Department Store Co. Ltd.	126	15,383
Hyundai Engineering & Construction Co. Ltd.	840	37,808
Hyundai Heavy Industries Co. Ltd.[a]	490	53,574
Hyundai Marine & Fire Insurance Co. Ltd.	252	6,257
Hyundai Merchant Marine Co. Ltd.[a]	306	2,520
Hyundai Mipo Dockyard Co. Ltd.[a]	60	4,204
Hyundai Mobis Co. Ltd.	788	179,132
Hyundai Motor Co.	1,778	260,006
Hyundai Steel Co.	830	50,667
Industrial Bank of Korea	2,960	36,408
Kangwon Land Inc.[a]	690	21,375
KB Financial Group Inc.	4,454	158,267
KCC Corp.	40	21,539
Kia Motors Corp.	3,020	125,197
Korea Electric Power Corp.	1,050	42,763
Korea Gas Corp.	110	4,249
KT Corp.[a]	360	10,037
KT&G Corp.	1,260	91,841
Kumho Petrochemical Co. Ltd.	160	12,566
LG Chem Ltd.	534	111,904
LG Corp.	1,116	64,669
LG Uplus Corp.	2,510	27,100
Lotte Chemical Corp.	180	31,242
Lotte Shopping Co. Ltd.	130	29,611
LS Corp.	230	10,792
LS Industrial Systems Co. Ltd.	150	8,446
Mirae Asset Securities Co. Ltd.[a]	315	13,905
NH Investment & Securities Co. Ltd.	482	5,402
OCI Co. Ltd.[a]	70	6,250
POSCO	760	185,231
S-Oil Corp.	530	31,292
Samsung Card Co. Ltd.	400	13,667
Samsung Electro-Mechanics Co. Ltd.	640	40,177
Samsung Heavy Industries Co. Ltd.	1,850	33,206
Samsung Securities Co. Ltd.	420	18,253
Shinhan Financial Group Co. Ltd.	4,906	195,337
Shinsegae Co. Ltd.	80	12,574
SK Holdings Co. Ltd.	310	52,535

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
SK Innovation Co. Ltd.[a]	720	$67,897
SK Telecom Co. Ltd.	110	28,714
Woori Bank[a]	3,570	30,836

		2,571,188
TAIWAN — 13.28%
Advanced Semiconductor Engineering Inc.	70,000	94,284
Asia Cement Corp.	30,706	37,839
Asia Pacific Telecom Co. Ltd.	20,000	9,744
ASUSTeK Computer Inc.	8,000	83,171
AU Optronics Corp.	70,000	36,889
Chang Hwa Commercial Bank Ltd.	31,671	18,606
Cheng Shin Rubber Industry Co. Ltd.	20,000	48,273
Chicony Electronics Co. Ltd.	10,095	28,062
China Development Financial Holding Corp.	150,000	52,062
China Life Insurance Co. Ltd./Taiwan	33,000	28,371
China Motor Corp.	10,000	8,613
China Steel Corp.	90,856	75,508
Chunghwa Telecom Co. Ltd.	46,000	143,837
Clevo Co.	8,000	12,304
Compal Electronics Inc.	50,000	38,847
CTBC Financial Holding Co. Ltd.	80,098	53,305
CTCI Corp.	10,000	16,494
Far Eastern Department Stores Ltd.	10,200	8,769
Far Eastern New Century Corp.	40,208	41,738
Far EasTone Telecommunications Co. Ltd.	20,000	49,419
First Financial Holding Co. Ltd.	80,355	47,463
Formosa Plastics Corp.	50,000	123,388
Formosa Taffeta Co. Ltd.	10,000	10,572
Foxconn Technology Co. Ltd.	10,500	27,015
Fubon Financial Holding Co. Ltd.	74,000	131,954
Hon Hai Precision Industry Co. Ltd.	147,776	409,848
Hua Nan Financial Holdings Co. Ltd.	74,263	42,564
Innolux Corp.	64,774	33,207
Inotera Memories Inc.[a]	28,000	41,325
Inventec Corp.	30,000	23,022
Lite-On Technology Corp.	20,189	25,650
Mega Financial Holding Co. Ltd.	116,130	92,261
Nan Ya Plastics Corp.	50,000	108,581
Novatek Microelectronics Corp.	10,000	53,813
Pegatron Corp.	20,000	54,896
Pou Chen Corp.	20,000	28,849
Powertech Technology Inc.	10,000	17,099

Security	Shares	Value
Quanta Computer Inc.	30,000	$75,848
Realtek Semiconductor Corp.	6,060	18,988
Ruentex Development Co. Ltd.	10,586	15,843
Ruentex Industries Ltd.	8,000	17,271
Shin Kong Financial Holding Co. Ltd.	90,154	25,894
Siliconware Precision Industries Co. Ltd.	40,000	71,199
SinoPac Financial Holdings Co. Ltd.	70,656	28,910
Synnex Technology International Corp.	18,000	26,279
Taishin Financial Holding Co. Ltd.	90,023	38,555
Taiwan Cement Corp.	40,000	54,705
Taiwan Cooperative Financial Holding Co. Ltd.	73,660	37,880
Taiwan Fertilizer Co. Ltd.	10,000	17,354
Taiwan Glass Industry Corp.	10,000	7,419
Taiwan Mobile Co. Ltd.	20,000	68,460
Teco Electric and Machinery Co. Ltd.	20,000	20,474
U-Ming Marine Transport Corp.	10,000	15,141
Unimicron Technology Corp.	20,000	13,469
United Microelectronics Corp.	140,000	71,326
Walsin Lihwa Corp.[a]	50,000	16,001
Wistron Corp.	31,518	29,757
WPG Holdings Ltd.	10,000	12,832
Yuanta Financial Holding Co. Ltd.	98,500	49,869

		2,891,116
THAILAND — 2.47%
Bangkok Bank PCL Foreign	3,000	17,074
Bangkok Bank PCL NVDR	3,600	20,377
Banpu PCL NVDR	12,300	11,509
BEC World PCL NVDR[b]	11,000	15,991
BTS Group Holdings PCL NVDR	65,000	19,301
Delta Electronics Thailand PCL NVDR	6,000	12,945
Kasikornbank PCL NVDR	7,000	46,984
Krung Thai Bank PCL NVDR[b]	46,000	32,441
PTT Exploration & Production PCL NVDR	16,400	57,321
PTT Global Chemical PCL NVDR	19,200	33,257
PTT PCL NVDR	11,000	116,703
Siam Cement PCL (The) Foreign	3,800	60,415
Siam Cement PCL (The) NVDR	1,000	16,208
Siam Commercial Bank PCL (The) NVDR	9,000	47,185
Thai Oil PCL NVDR	9,400	15,264

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
True Corp. PCL NVDR[a]	35,492	$16,028

		539,003
TURKEY — 1.66%
Akbank TAS	7,254	23,651
Anadolu Efes Biracilik ve Malt Sanayii ASa	1,580	12,879
Arcelik AS	2,770	16,686
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	22,280	27,728
Enka Insaat ve Sanayi AS	5,433	11,060
Eregli Demir ve Celik Fabrikalari TAS	10,670	17,904
Haci Omer Sabanci Holding AS	7,360	28,328
KOC Holding AS	7,630	35,495
Petkim Petrokimya Holding AS	4,690	7,124
Tofas Turk Otomobil Fabrikasi AS	1,420	9,260
Tupras Turkiye Petrol Rafinerileri AS	730	15,384
Turkcell Iletisim Hizmetleri ASa	4,790	25,045
Turkiye Halk Bankasi AS	6,950	41,313
Turkiye Is Bankasi Class C	18,100	45,268
Turkiye Sise ve Cam Fabrikalari AS	5,268	7,750
Turkiye Vakiflar Bankasi Tao Class D	8,488	17,752
Yapi ve Kredi Bankasi AS	9,970	18,394

		361,021
UNITED ARAB EMIRATES — 0.79%
Abu Dhabi Commercial Bank PJSC	8,530	17,883
Aldar Properties PJSC	36,860	26,395
DP World Ltd.	970	20,564
Dubai Islamic Bank PJSC	5,940	10,836
Emaar Properties PJSC	13,640	28,039
First Gulf Bank PJSC	8,410	40,874
National Bank of Abu Dhabi PJSC	7,340	27,280

		171,871

TOTAL COMMON STOCKS
(Cost: $21,450,118)		20,427,417

PREFERRED STOCKS — 5.83%

BRAZIL — 4.02%
AES Tiete SA	1,000	6,050
Banco Bradesco SA	16,000	210,398
Banco do Estado do Rio Grande do Sul SA Class B	2,000	8,904
Bradespar SA	3,000	13,891
Braskem SA Class A	2,000	8,953

Security	Shares	Value
Centrais Eletricas Brasileiras SA Class B	3,000	$7,271
Cia. Energetica de Minas Gerais	8,395	38,109
Cia. Energetica de Sao Paulo Class B	2,000	16,472
Cia. Paranaense de Energia Class B	1,000	12,066
Gerdau SA	10,000	35,568
Itausa – Investimentos Itau SA	37,496	132,315
Metalurgica Gerdau SA	3,000	11,709
Oi SA	3,500	7,271
Petroleo Brasileiro SA	48,200	161,321
Telefonica Brasil SA	3,000	55,513
Usinas Siderurgicas de Minas Gerais SA Class A	3,000	4,333
Vale SA	22,400	145,006

		875,150
CHILE — 0.04%
Embotelladora Andina SA Class B	3,330	9,288

		9,288
COLOMBIA — 0.11%
Grupo Argos SA/Colombia	1,108	8,263
Grupo de Inversiones Suramericana SA	1,150	16,091

		24,354
RUSSIA — 0.24%
Surgutneftegas OAO	81,000	50,712

		50,712
SOUTH KOREA — 1.42%
Hyundai Motor Co.	272	27,137
Hyundai Motor Co. Series 2	440	45,501
LG Chem Ltd.	80	11,808
Samsung Electronics Co. Ltd.	236	225,346

		309,792

TOTAL PREFERRED STOCKS
(Cost: $1,945,140)		1,269,296

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	275	327

		327
MALAYSIA — 0.00%
Malaysia Airports Holdings Bhd[a]	600	314

		314

CONSOLIDATED SCHEDULES OF INVESTMENTS	61

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE ETF

February 28, 2015

Security	Shares	Value
SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	47	$76

		76

TOTAL RIGHTS
(Cost: $0)		717

SHORT-TERM INVESTMENTS — 2.20%

MONEY MARKET FUNDS — 2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	452,008	452,008
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	26,381	26,381

		478,389

TOTAL SHORT-TERM INVESTMENTS
(Cost: $478,389)		478,389

TOTAL INVESTMENTS IN SECURITIES — 101.83%
(Cost: $23,873,647)		22,175,819
Other Assets, Less Liabilities — (1.83)%		(399,256)

NET ASSETS — 100.00%		$21,776,563

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to consolidated financial statements.

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited)

iSHARES® , INC.

February 28, 2015

	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Consumer Discretionary ETF

ASSETS
Investments, at cost:
Unaffiliated	$296,067,370	$125,820,363	$5,120,544
Affiliated (Note 2)	10,258,879	6,581,182	78,046

Total cost of investments	$306,326,249	$132,401,545	$5,198,590

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$292,824,778	$132,874,200	$5,442,140
Affiliated (Note 2)	10,258,879	6,581,182	78,046

Total fair value of investments	303,083,657	139,455,382	5,520,186
Foreign currency, at value[b]	374,185	96,498	7,262
Cash	129,624	107,469	314
Receivables:
Investment securities sold	973,474	700,119	80,711
Dividends and interest	281,395	321,468	17,182

Total Assets	304,842,335	140,680,936	5,625,655

LIABILITIES
Payables:
Investment securities purchased	955,704	733,277	81,793
Collateral for securities on loan (Note 1)	10,258,879	6,581,182	78,046
Foreign taxes (Note 1)	—	87	—
Investment advisory fees (Note 2)	151,729	49,473	2,846

Total Liabilities	11,366,312	7,364,019	162,685

NET ASSETS	$293,476,023	$133,316,917	$5,462,970

Net assets consist of:
Paid-in capital	$493,146,689	$137,084,633	$6,088,418
Distributions in excess of net investment income	(429,001)	(36,160)	(35)
Accumulated net realized loss	(195,977,506)	(10,785,728)	(946,646)
Net unrealized appreciation (depreciation)	(3,264,159)	7,054,172	321,233

NET ASSETS	$293,476,023	$133,316,917	$5,462,970

Shares outstanding[c]	7,900,000	2,200,000	100,000

Net asset value per share	$37.15	$60.60	$54.63

[a]	Securities on loan with values of $9,590,341, $6,180,768 and $72,459, respectively. See Note 1.
[b]	Cost of foreign currency: $382,439, $96,261 and $7,515, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	63

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Emerging Markets Energy Capped ETF	iShares MSCI Emerging Markets Growth ETF	iShares MSCI Emerging Markets Minimum Volatility ETF

ASSETS
Investments, at cost:
Unaffiliated	$4,045,772	$5,011,607	$2,068,442,853
Affiliated (Note 2)	64,908	97,221	76,022,372

Total cost of investments	$4,110,680	$5,108,828	$2,144,465,225

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,875,370	$5,540,814	$2,119,331,380
Affiliated (Note 2)	64,908	97,221	76,022,372

Total fair value of investments	2,940,278	5,638,035	2,195,353,752
Foreign currency, at value[b]	884	7,549	4,506,141
Cash	—	3,620	146,528
Receivables:
Investment securities sold	56,029	31,846	6,063,092
Due from custodian (Note 4)	—	—	186,332
Dividends and interest	3,748	10,080	4,123,547
Capital shares sold	—	—	6,574,801

Total Assets	3,000,939	5,691,130	2,216,954,193

LIABILITIES
Payables:
Investment securities purchased	53,085	31,374	12,829,230
Deposit for capital contribution	—	—	3,134,832
Collateral for securities on loan (Note 1)	62,614	97,221	71,051,730
Investment advisory fees (Note 2)	1,506	2,065	400,510

Total Liabilities	117,205	130,660	87,416,302

NET ASSETS	$2,883,734	$5,560,470	$2,129,537,891

Net assets consist of:
Paid-in capital	$5,227,225	$5,931,623	$2,229,826,049
Undistributed (distributions in excess of) net investment income	(2,990)	1,037	466,532
Accumulated net realized loss	(1,170,047)	(901,083)	(151,617,310)
Net unrealized appreciation (depreciation)	(1,170,454)	528,893	50,862,620

NET ASSETS	$2,883,734	$5,560,470	$2,129,537,891

Shares outstanding[c]	100,000	100,000	36,400,000

Net asset value per share	$28.84	$55.60	$58.50

[a]	Securities on loan with values of $58,314, $91,181 and $66,544,140, respectively. See Note 1.
[b]	Cost of foreign currency: $916, $7,798 and $4,508,808, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Emerging Markets Small-Cap ETF	iShares MSCI Emerging Markets Value ETF

ASSETS
Investments, at cost:
Unaffiliated	$67,869,127	$23,395,258
Affiliated (Note 2)	6,501,959	478,389

Total cost of investments	$74,371,086	$23,873,647

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$67,783,911	$21,697,430
Affiliated (Note 2)	6,501,959	478,389

Total fair value of investments	74,285,870	22,175,819
Foreign currency, at value[b]	66,813	23,468
Cash	140,702	10,081
Receivables:
Investment securities sold	662,981	33,282
Dividends and interest	76,874	56,085

Total Assets	75,233,240	22,298,735

LIABILITIES
Payables:
Investment securities purchased	661,136	35,673
Collateral for securities on loan (Note 1)	6,501,959	478,389
Foreign taxes (Note 1)	20	—
Investment advisory fees (Note 2)	34,519	8,110

Total Liabilities	7,197,634	522,172

NET ASSETS	$68,035,606	$21,776,563

Net assets consist of:
Paid-in capital	$76,659,948	$24,845,732
Distributions in excess of net investment income	(339,835)	(24,567)
Accumulated net realized loss	(8,198,619)	(1,345,480)
Net unrealized depreciation	(85,888)	(1,699,122)

NET ASSETS	$68,035,606	$21,776,563

Shares outstanding[c]	1,450,000	500,000

Net asset value per share	$46.92	$43.55

[a]	Securities on loan with values of $5,859,857 and $443,949, respectively. See Note 1.
[b]	Cost of foreign currency: $66,817 and $24,122, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	65

Consolidated Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI BRIC ETF	iShares MSCI Emerging Markets Asia ETF	iShares MSCI Emerging Markets Consumer Discretionary ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,782,022	$583,233	$40,174
Interest — unaffiliated	—	3	—
Interest — affiliated (Note 2)	82	12	—
Securities lending income — affiliated (Note 2)	130,854	38,072	559

	2,912,958	621,320	40,733
Less: Other foreign taxes (Note 1)	—	(2,002)	—

Total investment income	2,912,958	619,318	40,733

EXPENSES
Investment advisory fees (Note 2)	1,118,436	353,966	18,451
Mauritius income taxes (Note 1)	19,363	—	—
Commitment fees (Note 7)	1,618	211	8
Interest expense (Note 7)	234	—	17

Total expenses	1,139,651	354,177	18,476
Less investment advisory fees waived (Note 2)	—	(98,902)	—

Net expenses	1,139,651	255,275	18,476

Net investment income	1,773,307	364,043	22,257

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,563,553)	(342,197)	(42,833)
In-kind redemptions — unaffiliated	1,805,265	—	—
Foreign currency transactions	(112,806)	(13,906)	(1,382)

Net realized loss	(5,871,094)	(356,103)	(44,215)

Net change in unrealized appreciation/depreciation on:
Investments	(30,086,923)	722,283	(626,637)
Translation of assets and liabilities in foreign currencies	(25,492)	(92)	(333)

Net change in unrealized appreciation/depreciation	(30,112,415)	722,191	(626,970)

Net realized and unrealized gain (loss)	(35,983,509)	366,088	(671,185)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,210,202)	$730,131	$(648,928)

[a]	Net of foreign withholding tax of $218,290, $97,950 and $7,404, respectively.

See notes to consolidated financial statements.

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Emerging Markets Energy Capped ETF	iShares MSCI Emerging Markets Growth ETF	iShares MSCI Emerging Markets Minimum Volatility ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$19,664	$35,165	$15,836,812
Interest — unaffiliated	—	—	163
Interest — affiliated (Note 2)	—	—	238
Securities lending income — affiliated (Note 2)	493	1,391	1,173,059

	20,157	36,556	17,010,272
Less: Other foreign taxes (Note 1)	—	—	(7,573)

Total investment income	20,157	36,556	17,002,699

EXPENSES
Investment advisory fees (Note 2)	9,281	18,541	6,895,767
Mauritius income taxes (Note 1)	—	—	5,052
Commitment fees (Note 7)	6	10	1,095
Interest expense (Note 7)	—	—	3,155

Total expenses	9,287	18,551	6,905,069
Less investment advisory fees waived (Note 2)	—	(5,181)	(4,361,568)

Net expenses	9,287	13,370	2,543,501

Net investment income	10,870	23,186	14,459,198

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(72,965)	(146,391)	(19,839,205)
In-kind redemptions — unaffiliated	—	—	7,795,576
Foreign currency transactions	(332)	(975)	(630,085)

Net realized loss	(73,297)	(147,366)	(12,673,714)

Net change in unrealized appreciation/depreciation on:
Investments	(804,157)	(183,285)	(115,197,060)
Translation of assets and liabilities in foreign currencies	(12)	(242)	(36,058)

Net change in unrealized appreciation/depreciation	(804,169)	(183,527)	(115,233,118)

Net realized and unrealized loss	(877,466)	(330,893)	(127,906,832)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(866,596)	$(307,707)	$(113,447,634)

[a]	Net of foreign withholding tax of $2,760, $3,901 and $1,641,991, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	67

Consolidated Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Emerging Markets Small-Cap ETF	iShares MSCI Emerging Markets Value ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$288,953	$208,683
Interest — unaffiliated	2	2
Interest — affiliated (Note 2)	4	1
Securities lending income — affiliated (Note 2)	52,887	2,580

	341,846	211,266
Less: Other foreign taxes (Note 1)	(619)	(645)

Total investment income	341,227	210,621

EXPENSES
Investment advisory fees (Note 2)	156,563	75,615
Commitment fees (Note 7)	75	41
Interest expense (Note 7)	135	34

Total expenses	156,773	75,690
Less investment advisory fees waived (Note 2)	—	(21,128)

Net expenses	156,773	54,562

Net investment income	184,454	156,059

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,390)	(111,272)
Foreign currency transactions	(8,837)	(5,666)

Net realized loss	(22,227)	(116,938)

Net change in unrealized appreciation/depreciation on:
Investments	(2,428,488)	(3,067,635)
Translation of assets and liabilities in foreign currencies	(832)	(1,080)

Net change in unrealized appreciation/depreciation	(2,429,320)	(3,068,715)

Net realized and unrealized loss	(2,451,547)	(3,185,653)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,267,093)	$(3,029,594)

[a]	Net of foreign withholding tax of $27,852 and $28,595, respectively.

See notes to consolidated financial statements.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI BRIC ETF		iShares MSCI Emerging Markets Asia ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,773,307	$10,441,817	$364,043	$1,029,865
Net realized loss	(5,871,094)	(15,454,106)	(356,103)	(135,653)
Net change in unrealized appreciation/depreciation	(30,112,415)	84,789,618	722,191	7,842,979

Net increase (decrease) in net assets resulting from operations	(34,210,202)	79,777,329	730,131	8,737,191

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,958,330)	(7,905,401)	(833,965)	(898,216)

Total distributions to shareholders	(4,958,330)	(7,905,401)	(833,965)	(898,216)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	64,282	38,350,012	52,714,515	59,268,915
Cost of shares redeemed	(78,584,226)	(173,918,382)	—	(17,742,448)

Net increase (decrease) in net assets from capital share transactions	(78,519,944)	(135,568,370)	52,714,515	41,526,467

INCREASE (DECREASE) IN NET ASSETS	(117,688,476)	(63,696,442)	52,610,681	49,365,442

NET ASSETS
Beginning of period	411,164,499	474,860,941	80,706,236	31,340,794

End of period	$293,476,023	$411,164,499	$133,316,917	$80,706,236

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(429,001)	$2,756,022	$(36,160)	$433,762

SHARES ISSUED AND REDEEMED
Shares sold	—	950,000	900,000	1,000,000
Shares redeemed	(2,100,000)	(4,750,000)	—	(300,000)

Net increase (decrease) in shares outstanding	(2,100,000)	(3,800,000)	900,000	700,000

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	69

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Consumer Discretionary ETF		iShares MSCI Emerging Markets Energy Capped ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,257	$40,952	$10,870	$52,396
Net realized loss	(44,215)	(88,056)	(73,297)	(93,856)
Net change in unrealized appreciation/depreciation	(626,970)	897,935	(804,169)	249,936

Net increase (decrease) in net assets resulting from operations	(648,928)	850,831	(866,596)	208,476

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,054)	(29,115)	(33,981)	(34,812)

Total distributions to shareholders	(34,054)	(29,115)	(33,981)	(34,812)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	2,816,123	1,805,531	—

Net increase in net assets from capital share transactions	—	2,816,123	1,805,531	—

INCREASE (DECREASE) IN NET ASSETS	(682,982)	3,637,839	904,954	173,664

NET ASSETS
Beginning of period	6,145,952	2,508,113	1,978,780	1,805,116

End of period	$5,462,970	$6,145,952	$2,883,734	$1,978,780

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(35)	$11,762	$(2,990)	$20,121

SHARES ISSUED
Shares sold	—	50,000	50,000	—

Net increase in shares outstanding	—	50,000	50,000	—

See notes to consolidated financial statements.

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Growth ETF		iShares MSCI Emerging Markets Minimum Volatility ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$23,186	$81,041	$14,459,198	$57,548,609
Net realized loss	(147,366)	(106,978)	(12,673,714)	(80,037,690)
Net change in unrealized appreciation/depreciation	(183,527)	992,519	(115,233,118)	311,606,077

Net increase (decrease) in net assets resulting from operations	(307,707)	966,582	(113,447,634)	289,116,996

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,536)	(75,147)	(28,501,574)	(58,169,702)

Total distributions to shareholders	(49,536)	(75,147)	(28,501,574)	(58,169,702)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	—	378,070,274	323,291,843
Cost of shares redeemed	—	—	(186,946,485)	(929,603,299)

Net increase (decrease) in net assets from capital share transactions	—	—	191,123,789	(606,311,456)

INCREASE (DECREASE) IN NET ASSETS	(357,243)	891,435	49,174,581	(375,364,162)

NET ASSETS
Beginning of period	5,917,713	5,026,278	2,080,363,310	2,455,727,472

End of period	$5,560,470	$5,917,713	$2,129,537,891	$2,080,363,310

Undistributed net investment income included in net assets at end of period	$1,037	$27,387	$466,532	$14,508,908

SHARES ISSUED AND REDEEMED
Shares sold	—	—	6,400,000	5,300,000
Shares redeemed	—	—	(3,300,000)	(16,200,000)

Net increase (decrease) in shares outstanding	—	—	3,100,000	(10,900,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	71

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Small-Cap ETF		iShares MSCI Emerging Markets Value ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$184,454	$706,744	$156,059	$533,777
Net realized gain (loss)	(22,227)	338,522	(116,938)	(258,642)
Net change in unrealized appreciation/depreciation	(2,429,320)	5,681,431	(3,068,715)	2,860,897

Net increase (decrease) in net assets resulting from operations	(2,267,093)	6,726,697	(3,029,594)	3,136,032

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(786,482)	(736,376)	(379,744)	(388,580)

Total distributions to shareholders	(786,482)	(736,376)	(379,744)	(388,580)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	27,423,296	7,031,811	—	11,651,839

Net increase in net assets from capital share transactions	27,423,296	7,031,811	—	11,651,839

INCREASE (DECREASE) IN NET ASSETS	24,369,721	13,022,132	(3,409,338)	14,399,291

NET ASSETS
Beginning of period	43,665,885	30,643,753	25,185,901	10,786,610

End of period	$68,035,606	$43,665,885	$21,776,563	$25,185,901

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(339,835)	$262,193	$(24,567)	$199,118

SHARES ISSUED
Shares sold	600,000	150,000	—	250,000

Net increase in shares outstanding	600,000	150,000	—	250,000

See notes to consolidated financial statements.

72	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC ETF
	Six months ended Feb. 28, 2015 (Consolidated) (Unaudited)	Year ended Aug. 31, 2014 (Consolidated)	Year ended Aug. 31, 2013 (Consolidated)	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010
Net asset value, beginning of period	$41.12	$34.41	$35.68	$42.25	$42.94	$37.57

Income from investment operations:
Net investment income[a]	0.20	0.89	0.84	0.98	0.89	0.66
Net realized and unrealized gain (loss)[b]	(3.59)	6.53	(1.25)	(6.62)	(0.58)	5.35

Total from investment operations	(3.39)	7.42	(0.41)	(5.64)	0.31	6.01

Less distributions from:
Net investment income	(0.58)	(0.71)	(0.86)	(0.93)	(1.00)	(0.64)

Total distributions	(0.58)	(0.71)	(0.86)	(0.93)	(1.00)	(0.64)

Net asset value, end of period	$37.15	$41.12	$34.41	$35.68	$42.25	$42.94

Total return	(8.13)%[c]	21.73%	(1.17)%	(13.33)%	0.49%	15.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$293,476	$411,164	$474,861	$685,149	$866,194	$946,814
Ratio of expenses to average net assets[d]	0.69%	0.68%	0.67%	0.69%	0.67%	0.69%
Ratio of expenses to average net assets prior to waived fees[d]	n/a	n/a	n/a	n/a	0.67%	n/a
Ratio of net investment income to average net assets[d]	1.08%	2.38%	2.18%	2.55%	1.86%	1.52%
Portfolio turnover rate[e]	3%	10%	10%	32%	13%	9%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013, August 31, 2012, August 31, 2011 and August 31, 2010 were 3%, 6%, 9%, 20%, 10% and 8%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	73

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Asia ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$62.08	$52.23	$50.18	$54.71

Income from investment operations:
Net investment income[b]	0.20	1.36	1.15	0.87
Net realized and unrealized gain (loss)[c]	(1.22)	9.75	1.82	(4.99)

Total from investment operations	(1.02)	11.11	2.97	(4.12)

Less distributions from:
Net investment income	(0.46)	(1.26)	(0.92)	(0.41)

Total distributions	(0.46)	(1.26)	(0.92)	(0.41)

Net asset value, end of period	$60.60	$62.08	$52.23	$50.18

Total return	(1.60)%[d]	21.54%[e]	5.88%	(7.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$133,317	$80,706	$31,341	$20,071
Ratio of expenses to average net assets[f]	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[f]	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[f]	0.70%	2.36%	2.09%	3.05%
Portfolio turnover rate[g]	3%	33%	174%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 21.46%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012, were 3%, 33%, 21% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

74	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Consumer Discretionary ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$61.46	$50.16	$48.48	$51.54

Income from investment operations:
Net investment income[b]	0.22	0.44	0.39	0.26
Net realized and unrealized gain (loss)[c]	(6.71)	11.15	1.90	(3.19)

Total from investment operations	(6.49)	11.59	2.29	(2.93)

Less distributions from:
Net investment income	(0.34)	(0.29)	(0.61)	(0.13)

Total distributions	(0.34)	(0.29)	(0.61)	(0.13)

Net asset value, end of period	$54.63	$61.46	$50.16	$48.48

Total return	(10.55)%[d]	23.16%	4.73%	(5.68)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,463	$6,146	$2,508	$2,424
Ratio of expenses to average net assets[e]	0.68%	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets[e]	0.82%	0.79%	0.76%	0.94%
Portfolio turnover rate[f]	4%	10%	10%	54%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 4%, 10%, 10%, and 5%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	75

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Energy Capped ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$39.58	$36.10	$40.16	$51.12

Income from investment operations:
Net investment income[b]	0.12	1.05	1.04	1.05
Net realized and unrealized gain (loss)[c]	(10.52)	3.13	(4.16)	(11.14)

Total from investment operations	(10.40)	4.18	(3.12)	(10.09)

Less distributions from:
Net investment income	(0.34)	(0.70)	(0.94)	(0.84)
Return of capital	—	—	—	(0.03)

Total distributions	(0.34)	(0.70)	(0.94)	(0.87)

Net asset value, end of period	$28.84	$39.58	$36.10	$40.16

Total return	(26.24)%[d]	11.65%	(7.73)%	(19.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,884	$1,979	$1,805	$2,008
Ratio of expenses to average net assets[e]	0.68%	0.67%	0.67%	0.68%
Ratio of net investment income to average net assets[e]	0.80%	2.79%	2.56%	4.23%
Portfolio turnover rate[f]	5%	15%	7%	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 5%, 15%, 7% and 3%, respectively. See Note 4.

See notes to consolidated financial statements.

76	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Growth ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$59.18	$50.26	$50.60	$54.24

Income from investment operations:
Net investment income[b]	0.23	0.81	0.85	0.66
Net realized and unrealized gain (loss)[c]	(3.31)	8.86	0.13	(3.87)

Total from investment operations	(3.08)	9.67	0.98	(3.21)

Less distributions from:
Net investment income	(0.50)	(0.75)	(1.32)	(0.43)

Total distributions	(0.50)	(0.75)	(1.32)	(0.43)

Net asset value, end of period	$55.60	$59.18	$50.26	$50.60

Total return	(5.12)%[d]	19.36%	1.76%	(5.90)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,560	$5,918	$5,026	$10,121
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	0.85%	1.47%	1.59%	2.27%
Portfolio turnover rate[f]	15%	26%	64%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 15%, 26%, 28% and 12%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	77

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Minimum Volatility ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$62.47	$55.56	$55.32	$49.30

Income from investment operations:
Net investment income[b]	0.42	1.51	1.85	1.93
Net realized and unrealized gain (loss)[c]	(3.57)	6.94	(0.60)	5.41

Total from investment operations	(3.15)	8.45	1.25	7.34

Less distributions from:
Net investment income	(0.82)	(1.54)	(1.01)	(1.32)

Total distributions	(0.82)	(1.54)	(1.01)	(1.32)

Net asset value, end of period	$58.50	$62.47	$55.56	$55.32

Total return	(4.97)%[d]	15.44%	2.22%	15.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,129,538	$2,080,363	$2,455,727	$387,227
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.67%	0.67%	0.69%
Ratio of net investment income to average net assets[e]	1.43%	2.58%	3.13%	4.08%
Portfolio turnover rate[f]	17%	34%	23%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 12%, 26%, 23% and 16%, respectively. See Note 4.

See notes to consolidated financial statements.

78	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Small-Cap ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Year ended Aug. 31, 2012	Period from Aug. 16, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$51.37	$43.78	$43.44	$49.60	$50.54

Income from investment operations:
Net investment income[b]	0.19	0.93	1.07	0.50	0.07
Net realized and unrealized gain (loss)[c]	(3.71)	7.67	1.13	(5.52)	(1.01)

Total from investment operations	(3.52)	8.60	2.20	(5.02)	(0.94)

Less distributions from:
Net investment income	(0.93)	(1.01)	(1.86)	(1.14)	–

Total distributions	(0.93)	(1.01)	(1.86)	(1.14)	–

Net asset value, end of period	$46.92	$51.37	$43.78	$43.44	$49.60

Total return	(6.73)%[d]	19.92%[e]	4.85%	(9.98)%	(1.86)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$68,036	$43,666	$30,644	$8,689	$69,443
Ratio of expenses to average net assets[f]	0.68%	0.67%	0.67%	0.69%	0.69%
Ratio of net investment income to average net assets[f]	0.80%	1.93%	2.26%	1.13%	3.33%
Portfolio turnover rate[g]	10%	20%	21%	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Includes payment from an affiliate. Not including these proceeds, the Fund’s total return would have been 19.73%.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013, August 31, 2012 and the period ended August 31, 2011 were 10%, 20%, 21%, 17% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	79

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Value ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.37	$43.15	$45.30	$52.58

Income from investment operations:
Net investment income[b]	0.31	1.36	1.34	1.00
Net realized and unrealized gain (loss)[c]	(6.37)	6.83	(2.11)	(7.54)

Total from investment operations	(6.06)	8.19	(0.77)	(6.54)

Less distributions from:
Net investment income	(0.76)	(0.97)	(1.38)	(0.74)

Total distributions	(0.76)	(0.97)	(1.38)	(0.74)

Net asset value, end of period	$43.55	$50.37	$43.15	$45.30

Total return	(11.97)%[d]	19.20%	(1.83)%	(12.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,777	$25,186	$10,787	$9,061
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	1.40%	2.94%	2.84%	3.73%
Portfolio turnover rate[f]	14%	25%	47%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 14%, 25%, 26% and 12%, respectively. See Note 4.

See notes to consolidated financial statements.

80	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI BRIC	Diversified
MSCI Emerging Markets Asia	Diversified
MSCI Emerging Markets Consumer Discretionary	Non-diversified
MSCI Emerging Markets Energy Capped	Non-diversified

iShares ETF	Diversification Classification
MSCI Emerging Markets Growth	Non-diversified
MSCI Emerging Markets Minimum Volatility	Diversified
MSCI Emerging Markets Small-Cap	Diversified
MSCI Emerging Markets Value	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	81

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

82	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective consolidated schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
MSCI BRIC
Assets:
Common Stocks	$267,733,042	$860,132	$—	$268,593,174
Preferred Stocks	24,226,499	—	—	24,226,499
Rights	5,105	—	—	5,105
Money Market Funds	10,258,879	—	—	10,258,879

	$302,223,525	$860,132	$—	$303,083,657

MSCI Emerging Markets Asia
Assets:
Common Stocks	$131,274,377	$200,352	$—	$131,474,729
Preferred Stocks	1,391,124	—	—	1,391,124
Rights	8,347	—	—	8,347
Money Market Funds	6,581,182	—	—	6,581,182

	$139,255,030	$200,352	$—	$139,455,382

MSCI Emerging Markets Consumer Discretionary
Assets:
Common Stocks	$5,305,461	$—	$—	$5,305,461
Preferred Stocks	136,679	—	—	136,679
Money Market Funds	78,046	—	—	78,046

	$5,520,186	$—	$—	$5,520,186

MSCI Emerging Markets Energy Capped
Assets:
Common Stocks	$2,701,430	$—	$—	$2,701,430
Preferred Stocks	173,940	—	—	173,940
Money Market Funds	64,908	—	—	64,908

	$2,940,278	$—	$—	$2,940,278

MSCI Emerging Markets Growth
Assets:
Common Stocks	$5,340,083	$12,666	$—	$5,352,749
Preferred Stocks	187,598	—	—	187,598
Rights	467	—	—	467
Money Market Funds	97,221	—	—	97,221

	$5,625,369	$12,666	$—	$5,638,035

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	83

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3	Total
MSCI Emerging Markets Minimum Volatility
Assets:
Common Stocks	$2,077,535,122	$—		$—	$2,077,535,122
Preferred Stocks	41,796,258	—		—	41,796,258
Money Market Funds	76,022,372	—		—	76,022,372

	$2,195,353,752	$—		$—	$2,195,353,752

MSCI Emerging Markets Small-Cap
Assets:
Common Stocks	$67,294,633	$157,507		$4,004	$67,456,144
Preferred Stocks	319,528	—		—	319,528
Rights	537	5,975		—	6,512
Warrants	1,727	0	[a]	—	1,727
Money Market Funds	6,501,959	—		—	6,501,959

	$74,118,384	$163,482		$4,004	$74,285,870

MSCI Emerging Markets Value
Assets:
Common Stocks	$20,427,402	$—		$15	$20,427,417
Preferred Stocks	1,269,296	—		—	1,269,296
Rights	717	—		—	717
Money Market Funds	478,389	—		—	478,389

	$22,175,804	$—		$15	$22,175,819

[a]	Rounds to less than $1.

The iShares MSCI Emerging Markets Small-Cap ETF had transfers from Level 2 to Level 1 during the six months ended February 28, 2015 in the amount of $547,036, resulting from the resumption of trading after temporary suspensions.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

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iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their consolidated statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ consolidated statements of assets and liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, each Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. Each Fund has obtained a tax residence certificate from the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the consolidated statements of operations. Any dividends paid by a Subsidiary to its Fund are not subject to tax in Mauritius. Further, each Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Funds’ investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of each Fund, such an interpretation, amendment, or override renegotiation may cause the Funds to incur capital gains tax in India.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the consolidated statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the consolidated statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI BRIC	$9,590,341	$9,590,341	$—
MSCI Emerging Markets Asia	6,180,768	6,180,768	—
MSCI Emerging Markets Consumer Discretionary	72,459	72,459	—
MSCI Emerging Markets Energy Capped	58,314	58,314	—
MSCI Emerging Markets Growth	91,181	91,181	—
MSCI Emerging Markets Minimum Volatility	66,544,140	66,544,140	—
MSCI Emerging Markets Small-Cap	5,859,857	5,859,857	—
MSCI Emerging Markets Value	443,949	443,949	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s consolidated statement of assets and liabilities.

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iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each of the iShares MSCI BRIC, iShares MSCI Emerging Markets Consumer Discretionary, iShares MSCI Emerging Markets Energy Capped, iShares MSCI Emerging Markets Minimum Volatility and iShares MSCI Emerging Markets Small-Cap ETFs, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expense. For the iShares MSCI Emerging Markets Minimum Volatility ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 in order to limit total annual operating expenses to 0.25% of average daily net assets.

For its investment advisory services to each of the iShares MSCI Emerging Markets Asia, iShares MSCI Emerging Markets Growth and iShares MSCI Emerging Markets Value ETFs, BFA is entitled to an annual investment advisory fee of 0.68% based on the average daily net assets of each Fund. BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through December 31, 2015 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI BRIC	$40,342
MSCI Emerging Markets Asia	11,325
MSCI Emerging Markets Consumer Discretionary	178
MSCI Emerging Markets Energy Capped	151

iShares ETF	Fees Paid to BTC
MSCI Emerging Markets Growth	$423
MSCI Emerging Markets Minimum Volatility	342,556
MSCI Emerging Markets Small-Cap	15,980
MSCI Emerging Markets Value	769

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

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iSHARES®, INC.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI BRIC	$10,709,232	$47,356,021
MSCI Emerging Markets Asia	50,573,870	2,792,612
MSCI Emerging Markets Consumer Discretionary	206,763	222,365
MSCI Emerging Markets Energy Capped	802,657	129,596
MSCI Emerging Markets Growth	828,446	854,972
MSCI Emerging Markets Minimum Volatility	449,828,296	355,409,599
MSCI Emerging Markets Small-Cap	31,513,642	4,735,144
MSCI Emerging Markets Value	3,084,132	3,310,511

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI BRIC	$—	$44,911,846
MSCI Emerging Markets Asia	4,267,388	—
MSCI Emerging Markets Energy Capped	1,103,340	—
MSCI Emerging Markets Minimum Volatility	165,978,918	83,239,261

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the consolidated statements of assets and liabilities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	89

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its consolidated schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The iShares MSCI Emerging Markets Consumer Discretionary ETF and iShares MSCI Emerging Markets Energy Capped ETF each invests substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI BRIC ETF, iShares MSCI Emerging Markets Energy Capped ETF, iShares MSCI Emerging Markets Growth ETF, iShares MSCI Emerging Markets Minimum Volatility ETF, iShares MSCI Emerging Markets Small-Cap ETF and iShares MSCI Emerging Markets Value ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of

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iSHARES®, INC.

further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI BRIC	$141,120,103	$1,540,740	$11,268,086	$7,760,558	$161,689,487
MSCI Emerging Markets Asia	9,289,694	—	—	—	9,289,694
MSCI Emerging Markets Consumer Discretionary	811,736	—	—	—	811,736
MSCI Emerging Markets Energy Capped	996,570	—	—	—	996,570
MSCI Emerging Markets Growth	627,663	—	—	—	627,663
MSCI Emerging Markets Minimum Volatility	15,978,688	—	—	—	15,978,688
MSCI Emerging Markets Small-Cap	8,080,278	—	—	—	8,080,278
MSCI Emerging Markets Value	511,452	—	—	—	511,452

[a]	Must be utilized prior to losses subject to expiration.

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Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI BRIC	$318,315,268	$57,702,439	$(72,934,050)	$(15,231,611)
MSCI Emerging Markets Asia	133,630,661	12,554,684	(6,729,963)	5,824,721
MSCI Emerging Markets Consumer Discretionary	5,205,126	985,333	(670,273)	315,060
MSCI Emerging Markets Energy Capped	4,129,379	27,390	(1,216,491)	(1,189,101)
MSCI Emerging Markets Growth	5,133,474	1,020,846	(516,285)	504,561
MSCI Emerging Markets Minimum Volatility	2,172,567,759	198,834,313	(176,048,320)	22,785,993
MSCI Emerging Markets Small-Cap	74,844,160	6,484,031	(7,042,321)	(558,290)
MSCI Emerging Markets Value	24,449,585	1,639,300	(3,913,066)	(2,273,766)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ consolidated financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are parties to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 28, 2015. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 28, 2015, the maximum amounts borrowed, the average borrowings and the weighted average interest rates, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowings	Weighted Average Interest Rates
MSCI BRIC	$1,035,600	$40,051	1.16%
MSCI Emerging Markets Consumer Discretionary	75,500	2,920	1.16
MSCI Emerging Markets Minimum Volatility	11,704,000	541,039	1.16
MSCI Emerging Markets Small-Cap	600,000	23,204	1.16
MSCI Emerging Markets Value	150,000	5,801	1.16

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iSHARES®, INC.

The iShares MSCI Emerging Markets Asia ETF, the iShares MSCI Emerging Markets Energy Capped ETF, and the iShares MSCI Emerging Markets Growth ETF did not borrow under the credit agreement during the six months ended February 28, 2015.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	93

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI BRIC	$0.530924	$—	$0.045626	$0.576550	92%	—%	8%	100%
MSCI Emerging Markets Asia	0.386083	—	0.077231	0.463314	83	—	17	100
MSCI Emerging Markets Consumer Discretionary	0.230353	—	0.110187	0.340540	68	—	32	100
MSCI Emerging Markets Energy Capped	0.289606	—	0.050204	0.339810	85	—	15	100
MSCI Emerging Markets Growth	0.474443	—	0.020917	0.495360	96	—	4	100
MSCI Emerging Markets Minimum Volatility	0.720185	—	0.101186	0.821371	88	—	12	100
MSCI Emerging Markets Small-Cap	0.885678	—	0.039595	0.925273	96	—	4	100
MSCI Emerging Markets Value	0.669960	—	0.089528	0.759488	88	—	12	100

94	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-810-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Currency Hedged MSCI Emerging Markets ETF | HEEM | NYSE Arca
➢	iShares MSCI Emerging Markets ETF | EEM | NYSE Arca

Fund Performance Overview

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

Performance as of February 28, 2015

The iShares Currency Hedged MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI Emerging Markets 100% Hedged to USD Index (the “Index”).

The Index applies a one-month forward rate to the total value of the non-U.S. dollar denominated securities included in the Index to effectively create a “hedge” against fluctuations in the relative value of the component currencies in relation to the U.S. dollar. In order to replicate the “hedging” component of the Index, the Fund enters into foreign currency forward contracts designed to offset the Fund’s exposure to the component currencies.

The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI Emerging Markets ETF. For the period from September 23, 2014 (inception date of the Fund) through February 28, 2015, the total return for the Fund was 2.08%, net of fees, while the total return for the Index was 1.69%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	2.08%	2.20%	1.69%

The inception date of the Fund was 9/23/14. The first day of secondary market trading was 9/25/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/23/14) [a]	Ending Account Value (2/28/15)	Expenses Paid During Period [b,c]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [b,c]	Annualized Expense Ratio [b]
$1,000.00	$1,020.80	$0.17	$1,000.00	$1,024.60	$0.20	0.04%

[a]	The beginning of the period (commencement of operations) is September 23, 2014.
[b]	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
[c]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (158 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION1

As of 2/28/15

Sector	Percentage of Total Investments [2]

Financials	28.54%
Information Technology	18.66
Consumer Discretionary	9.19
Energy	8.21
Consumer Staples	8.15
Telecommunication Services	7.58
Materials	7.31
Industrials	6.72
Utilities	3.35
Health Care	2.29

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS1

As of 2/28/15

Country	Percentage of Total Investments [2]

China	22.24%
South Korea	14.59
Taiwan	12.73
Brazil	8.15
South Africa	8.03
India	7.72
Mexico	4.78
Russia	3.73
Malaysia	3.55
Indonesia	2.70

TOTAL	88.22%

[1]	Reflects the portfolio allocation and ten largest countries of the iShares MSCI Emerging Markets ETF, the underlying fund in which the Fund invests.
[2]	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization emerging market equities, as represented by the MSCI Emerging Markets Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -8.61%, net of fees, while the total return for the Index was -8.30%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.49%	5.47%	5.01%	4.49%	5.47%	5.01%
5 Years	2.81%	2.86%	3.64%	14.85%	15.12%	19.55%
10 Years	7.08%	7.09%	7.89%	98.15%	98.34%	113.72%

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$913.90	$3.23	$1,000.00	$1,021.40	$3.41	0.68%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	28.54%
Information Technology	18.66
Consumer Discretionary	9.19
Energy	8.21
Consumer Staples	8.15
Telecommunication Services	7.58
Materials	7.31
Industrials	6.72
Utilities	3.35
Health Care	2.29

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

China	22.24%
South Korea	14.59
Taiwan	12.73
Brazil	8.15
South Africa	8.03
India	7.72
Mexico	4.78
Russia	3.73
Malaysia	3.55
Indonesia	2.70

TOTAL	88.22%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 (or commencement of operations, as applicable) and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	7

Schedule of Investments  (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
INVESTMENT COMPANIES — 99.86%

EXCHANGE-TRADED FUNDS — 99.86%
iShares MSCI Emerging Markets ETF[a]	959,976	$39,061,423

		39,061,423

TOTAL INVESTMENT COMPANIES
(Cost: $38,958,625)		39,061,423

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[a,b]	78,035	78,035

		78,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,035)		78,035

TOTAL INVESTMENTS IN SECURITIES — 100.06%
(Cost: $39,036,660)		39,139,458
Other Assets, Less Liabilities — (0.06)%		(22,086)

NET ASSETS — 100.00%		$39,117,372

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of February 28, 2015 were as follows:

Currency Sold		Currency Purchased		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	540,000	USD	193,654	3/4/2015	BNP	$3,496
BRL	54,000	USD	19,868	3/4/2015	CITI	852
BRL	6,810,000	USD	2,597,650	3/4/2015	SCB	199,552
EUR	122,000	USD	138,225	3/4/2015	BNP	1,699
EUR	48,000	USD	54,372	3/4/2015	DB	657
EUR	605,000	USD	686,157	3/4/2015	MS	9,124
HKD	4,046,000	USD	521,794	3/4/2015	BNP	121
HKD	52,005,000	USD	6,708,274	3/4/2015	MS	2,983
KRW	491,321,000	USD	448,040	3/4/2015	BNP	618
MXN	2,437,000	USD	164,199	3/4/2015	CITI	954
MXN	30,534,000	USD	2,054,930	3/4/2015	MS	9,586
TRY	342,000	USD	137,614	3/4/2015	BNP	1,361
TRY	1,309,000	USD	540,030	3/4/2015	HSBC	18,525
USD	3,004,171	BRL	8,643,000	3/4/2015	RBS	39,407
USD	49,974	INR	3,098,000	3/4/2015	CITI	168
USD	2,876,263	INR	177,848,000	3/4/2015	UBS	2,235
USD	67,206	KRW	73,952,000	3/4/2015	CITI	138
USD	7,125,720	KRW	7,840,073,000	3/4/2015	UBS	13,859
USD	2,588,071	MXN	38,637,000	3/4/2015	BNP	59
USD	34,797	MXN	522,000	3/4/2015	SSB	170
USD	114,415	TWD	3,613,000	3/4/2015	CITI	607
USD	13,705	TWD	435,000	3/4/2015	SCB	143
ZAR	5,686,000	USD	487,537	3/4/2015	BNP	236
ZAR	27,423,000	USD	2,370,658	3/4/2015	CITI	20,454
ZAR	2,270,000	USD	195,100	3/4/2015	DB	556

Currency Sold		Currency Purchased		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
EUR	66,000	USD	74,058	4/8/2015	BBP	$171
EUR	736,000	USD	830,564	4/8/2015	SCB	6,609
HKD	67,038,000	USD	8,644,552	4/8/2015	BBP	1,157
KRW	7,840,073,000	USD	7,114,856	4/8/2015	UBS	5,727
MXN	38,637,000	USD	2,581,948	4/8/2015	BNP	98
RUB	75,383,000	USD	1,219,001	4/8/2015	SCB	18,649
TRY	1,640,000	USD	651,012	4/8/2015	SCB	3,623
TWD	220,890,000	USD	7,030,459	4/8/2015	RBS	8,005
USD	6,921	BRL	20,000	4/8/2015	UBS	49
USD	3,357	EUR	3,000	4/8/2015	UBS	2
USD	6,820	KRW	7,528,000	4/8/2015	UBS	6
USD	24,105	RUB	1,517,000	4/8/2015	UBS	51
USD	10,240	TRY	26,000	4/8/2015	BBP	23
USD	7,105	TRY	18,000	4/8/2015	UBS	1
USD	4,257	ZAR	50,000	4/8/2015	UBS	4
ZAR	1,837,000	USD	156,724	4/8/2015	BBP	173
ZAR	35,034,000	USD	3,027,651	4/8/2015	SSB	42,030

						413,938

BRL	1,410,000	USD	488,464	3/4/2015	CITI	(8,059)
HKD	10,349,000	USD	1,334,204	3/4/2015	BNP	(150)
INR	11,102,000	USD	177,803	3/4/2015	BNP	(1,885)
INR	28,395,000	USD	455,879	3/4/2015	CITI	(3,699)
INR	141,449,000	USD	2,278,782	3/4/2015	SCB	(10,592)
KRW	1,244,035,000	USD	1,121,227	3/4/2015	CITI	(11,656)
KRW	6,178,669,000	USD	5,616,462	3/4/2015	SCB	(10,155)
MXN	6,203,000	USD	411,042	3/4/2015	BNP	(4,471)
RUB	4,576,000	USD	68,433	3/4/2015	BNP	(5,774)
RUB	70,807,000	USD	1,027,776	3/4/2015	CITI	(120,479)
TWD	14,058,000	USD	444,592	3/4/2015	BNP	(2,952)
TWD	35,544,000	USD	1,118,552	3/4/2015	CITI	(13,011)
TWD	175,336,000	USD	5,557,753	3/4/2015	SCB	(24,164)
USD	63,228	BRL	171,000	3/4/2015	UBS	(3,011)
USD	830,241	EUR	736,000	3/4/2015	SCB	(6,611)
USD	44,020	EUR	39,000	3/4/2015	WBC	(377)
USD	8,293,542	HKD	64,314,000	3/4/2015	BBP	(1,185)
USD	193,733	HKD	1,502,000	3/4/2015	BNP	(72)
USD	75,318	HKD	584,000	3/4/2015	SSB	(20)
USD	1,007	MXN	15,000	3/4/2015	BNP	(2)
USD	1,241,486	RUB	75,383,000	3/4/2015	SCB	(19,022)
USD	2,865	TRY	7,000	3/4/2015	BNP	(76)
USD	656,859	TRY	1,640,000	3/4/2015	SCB	(3,483)
USD	1,629	TRY	4,000	3/4/2015	SSB	(36)
USD	7,032,474	TWD	220,890,000	3/4/2015	RBS	(320)
USD	92,409	ZAR	1,066,000	3/4/2015	BNP	(1,051)
ZAR	721,000	USD	61,702	3/4/2015	SSB	(89)
BRL	8,643,000	USD	2,972,657	4/8/2015	RBS	(39,126)
BRL	638,000	USD	220,528	4/8/2015	UBS	(1,793)
HKD	626,000	USD	80,708	4/8/2015	UBS	(4)
INR	182,728,000	USD	2,938,571	4/8/2015	UBS	(10,387)
KRW	239,823,000	USD	217,325	4/8/2015	UBS	(139)
MXN	1,380,000	USD	92,063	4/8/2015	BBP	(153)
MXN	357,000	USD	23,837	4/8/2015	UBS	(19)
RUB	258,000	USD	4,088	4/8/2015	UBS	(20)
TWD	9,754,000	USD	309,849	4/8/2015	UBS	(246)
USD	24,620	INR	1,525,000	4/8/2015	UBS	(8)
USD	37,908	TWD	1,192,000	4/8/2015	UBS	(12)

						(304,309)

			Net Unrealized Appreciation			$109,629

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EMERGING MARKETS ETF

February 28, 2015

Counterparties:

BBP — Barclays Bank PLC Wholesale

BNP — BNP Paribas SA

CITI — Citibank N.A. London

DB — Deutsche Bank AG London

HSBC — HSBC Bank PLC

MS — Morgan Stanley and Co. International PLC

RBS — Royal Bank of Scotland PLC

SCB — Standard Chartered Bank, London

SSB — State Street Bank London

UBS — UBS AG London

WBC — Westpac Banking Corporation

Currency abbreviations:

BRL — Brazilian Real

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — South Korean Won

MXN — Mexican Peso

RUB — New Russian Ruble

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

See notes to financial statements

SCHEDULES OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 95.05%

BRAZIL — 4.84%
Ambev SA	38,232,415	$245,224,436
B2W Cia. Digital[a]	834,900	5,854,388
Banco Bradesco SA	5,235,040	68,363,927
Banco do Brasil SA	6,979,774	57,901,355
Banco Santander Brasil SA Units	2,834,600	14,007,693
BB Seguridade Participacoes SA	5,819,500	65,942,190
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	14,903,700	52,331,176
BR Malls Participacoes SA	3,625,500	21,440,959
BRF SA	5,408,785	121,876,656
CCR SA	7,231,600	42,160,201
Centrais Eletricas Brasileiras SA	2,235,737	4,183,186
CETIP SA — Mercados Organizados	1,776,734	21,375,365
Cia. de Saneamento Basico do Estado de Sao Paulo	2,818,724	16,699,314
Cia. Siderurgica Nacional SA	5,509,628	9,923,439
Cielo SA	5,822,124	91,037,181
Cosan SA Industria e Comercio	1,044,700	10,336,112
CPFL Energia SA	1,944,736	12,630,055
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,157,800	8,738,813
Duratex SA	2,634,655	6,993,558
EcoRodovias Infraestrutura e Logistica SA	1,605,200	5,917,012
EDP — Energias do Brasil SA	2,160,800	6,808,823
Embraer SA	5,298,100	46,137,300
Estacio Participacoes SA	2,405,500	16,236,610
Fibria Celulose SAa	2,106,661	27,157,055
Hypermarcas SAa	2,825,300	18,872,551
JBS SA	5,868,065	25,694,012
Klabin SA Units	3,887,500	21,753,196
Kroton Educacional SA	11,318,080	41,126,428
Localiza Rent A Car SA	1,118,889	13,695,810
Lojas Americanas SA	1,070,175	4,790,683

Security	Shares	Value
Lojas Renner SA	1,060,800	$31,196,836
M. Dias Branco SA	200,300	5,814,224
Multiplan Empreendimentos Imobiliarios SA	662,600	12,640,925
Natura Cosmeticos SA	1,421,200	13,976,653
Odontoprev SA	2,475,000	9,045,325
Petroleo Brasileiro SA	24,604,574	81,574,960
Porto Seguro SA	1,000,700	10,961,206
Qualicorp SAa	1,683,500	15,308,025
Raia Drogasil SA	1,611,200	16,059,314
Souza Cruz SA	3,143,600	27,881,056
Sul America SA	1,269,165	5,805,752
TIM Participacoes SA	6,915,476	28,829,095
TOTVS SA	1,063,400	12,759,982
Tractebel Energia SA	1,374,600	16,056,670
Transmissora Alianca de Energia Eletrica SA Units	499,100	3,653,335
Ultrapar Participacoes SA	2,865,800	59,714,398
Vale SA	10,808,648	80,327,267
Via Varejo SAa	592,000	3,498,977
WEG SA	2,359,910	25,337,660

		1,565,651,144
CHILE — 1.33%
AES Gener SA	21,353,039	11,390,938
Aguas Andinas SA Series A	20,700,961	12,305,771
Banco de Chile	197,991,522	23,134,143
Banco de Credito e Inversiones	287,502	13,285,402
Banco Santander Chile	565,766,253	29,691,105
Cencosud SA	9,923,605	24,549,704
Cia. Cervecerias Unidas SA	1,091,732	10,348,893
Colbun SA	58,568,116	16,453,034
CorpBanca SA	1,241,425,150	15,001,831
Empresa Nacional de Electricidad SA/Chile	28,286,264	42,509,435
Empresas CMPC SA	10,598,496	27,592,215
Empresas COPEC SA	3,720,808	43,638,121
Enersis SA	167,906,635	55,199,909
ENTEL Chile SA	1,010,516	10,631,301
LATAM Airlines Group SAa	2,654,602	28,243,255
SACI Falabella	7,605,329	55,248,006
SONDA SA	1,637,251	4,097,005
Vina Concha y Toro SA	2,694,526	5,370,509

		428,690,577

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
CHINA — 22.14%
AAC Technologies Holdings Inc.[b]	6,040,500	$39,995,058
Agricultural Bank of China Ltd. Class H	174,519,000	86,635,611
Air China Ltd. Class H	16,046,000	14,234,697
Alibaba Health Information Technology Ltd.[a]	19,410,000	13,264,607
Alibaba Pictures Group Ltd.[a,b]	43,320,000	10,054,349
Aluminum Corp. of China Ltd. Class Ha,b	31,812,000	15,423,105
Anhui Conch Cement Co. Ltd. Class Hb	9,995,500	33,960,818
Anta Sports Products Ltd.	8,471,402	17,040,129
AviChina Industry & Technology Co. Ltd. Class H	17,244,000	11,228,517
Bank of China Ltd. Class H	648,887,000	373,161,586
Bank of Communications Co. Ltd. Class H	72,197,600	62,279,035
BBMG Corp. Class H	9,197,500	8,052,534
Beijing Capital International Airport Co. Ltd. Class H	14,918,000	14,061,154
Beijing Enterprises Holdings Ltd.	4,363,500	32,407,868
Beijing Enterprises Water Group Ltd.[b]	32,276,000	20,059,483
Belle International Holdings Ltd.	37,889,000	40,989,074
Brilliance China Automotive Holdings Ltd.	24,726,000	48,524,550
Byd Co. Ltd. Class Hb	5,226,000	22,776,087
CGN Power Co. Ltd. Class Ha,c	40,804,000	16,467,970
China Agri-Industries Holdings Ltd.[b]	22,371,600	9,000,044
China Cinda Asset Management Co. Ltd. Class Ha	35,722,000	17,595,116
China CITIC Bank Corp. Ltd. Class H	67,979,800	51,540,687
China CNR Corp. Ltd. Class Ha,c	15,019,500	20,644,562

Security	Shares	Value
China Coal Energy Co. Ltd. Class Hb	33,575,000	$18,096,113
China Communications Construction Co. Ltd. Class H	36,670,000	44,824,169
China Communications Services Corp. Ltd. Class H	16,314,000	7,488,649
China Construction Bank Corp. Class H	587,018,760	488,207,777
China COSCO Holdings Co. Ltd. Class Ha,b	22,479,500	11,188,373
China Everbright Bank Co. Ltd. Class H	13,980,000	7,372,648
China Everbright International Ltd.[b]	21,047,000	29,363,678
China Everbright Ltd.	7,570,000	18,545,668
China Galaxy Securities Co. Ltd. Class Hb	12,218,000	14,572,526
China Gas Holdings Ltd.	17,162,000	26,687,519
China Huishan Dairy Holdings Co. Ltd.[b]	32,370,000	5,592,944
China International Marine Containers Group Co. Ltd. Class H	2,664,500	5,050,403
China Life Insurance Co. Ltd. Class H	60,650,000	260,025,208
China Longyuan Power Group Corp. Ltd.	22,911,000	24,578,783
China Medical System Holdings Ltd.	7,567,000	12,528,000
China Mengniu Dairy Co. Ltd.	11,337,000	51,163,375
China Merchants Bank Co. Ltd. Class H	37,449,967	85,470,787
China Merchants Holdings International Co. Ltd.[b]	9,924,000	37,748,680
China Minsheng Banking Corp. Ltd. Class H	51,655,040	62,408,722
China Mobile Ltd.	49,690,500	675,315,900
China National Building Material Co. Ltd. Class H	23,262,000	22,765,743
China Oilfield Services Ltd. Class H	14,662,000	22,270,579

SCHEDULES OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
China Overseas Land & Investment Ltd.	33,484,960	$102,111,329
China Pacific Insurance Group Co. Ltd. Class H	21,618,600	112,895,229
China Petroleum & Chemical Corp. Class H	206,934,800	173,436,255
China Railway Construction Corp. Ltd. Class H	17,078,500	20,854,160
China Railway Group Ltd. Class H	31,834,000	25,859,776
China Resources Cement Holdings Ltd.	17,440,000	10,344,210
China Resources Enterprise Ltd.[b]	10,140,000	21,154,827
China Resources Gas Group Ltd.[b]	7,588,000	18,765,879
China Resources Land Ltd.[b]	18,037,333	47,910,703
China Resources Power Holdings Co. Ltd.	16,152,999	42,801,402
China Shenhua Energy Co. Ltd. Class H	27,616,500	72,286,579
China Shipping Container Lines Co. Ltd. Class Ha	33,928,000	10,543,099
China South City Holdings Ltd.[b]	15,576,000	4,920,566
China State Construction International Holdings Ltd.	14,576,000	20,749,156
China Taiping Insurance Holdings Co. Ltd.[a]	8,299,060	28,892,536
China Telecom Corp. Ltd. Class H	112,902,000	73,079,968
China Unicom Hong Kong Ltd.	46,018,000	77,493,257
China Vanke Co. Ltd. Class Ha,b	9,768,631	22,420,573
Chongqing Changan Automobile Co. Ltd. Class B	6,009,016	16,325,290
Chongqing Rural Commercial Bank Co. Ltd. Class H	21,216,000	13,213,067
CITIC Ltd.	18,480,000	32,454,287
CITIC Securities Co. Ltd. Class Hb	8,858,000	31,409,525

Security	Shares	Value
CNOOC Ltd.	145,362,000	$208,799,319
COSCO Pacific Ltd.	13,586,000	19,585,128
Country Garden Holdings Co. Ltd.[b]	40,576,939	16,167,049
CSPC Pharmaceutical Group Ltd.	20,238,000	16,544,355
CSR Corp. Ltd. Class Hb	16,644,000	21,546,881
Datang International Power Generation Co. Ltd. Class H	23,120,000	11,566,782
Dongfeng Motor Group Co. Ltd. Class H	22,060,000	35,100,529
ENN Energy Holdings Ltd.	6,402,000	33,968,667
Evergrande Real Estate Group Ltd.[b]	50,764,388	22,386,091
Far East Horizon Ltd.	11,226,000	10,465,412
Fosun International Ltd.[b]	13,257,500	21,436,416
Franshion Properties China Ltd.[b]	22,544,000	6,627,639
GCL-Poly Energy Holdings Ltd.[a,b]	82,046,000	19,677,203
Geely Automobile Holdings Ltd.[b]	40,195,000	17,984,340
GOME Electrical Appliances Holding Ltd.[b]	84,199,200	11,399,617
Great Wall Motor Co. Ltd. Class H	8,494,500	54,107,537
Guangdong Investment Ltd.	22,622,110	29,140,137
Guangzhou Automobile Group Co. Ltd. Class H	18,190,742	17,450,840
Guangzhou R&F Properties Co. Ltd. Class H	7,940,000	9,234,641
Haier Electronics Group Co. Ltd.	8,488,000	22,381,628
Haitian International Holdings Ltd.[b]	3,507,000	7,587,885
Haitong Securities Co. Ltd. Class Hb	10,310,800	24,595,581
Hanergy Thin Film Power Group Ltd.[b]	100,590,000	58,625,457
Hengan International Group Co. Ltd.	6,117,000	70,158,037
Huadian Power International Corp. Ltd. Class H	11,540,000	9,701,668

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Huaneng Power International Inc. Class H	28,632,000	$35,995,590
Industrial & Commercial Bank of China Ltd. Class H	599,843,085	437,771,098
Inner Mongolia Yitai Coal Co. Ltd. Class B	8,399,854	11,415,402
Jiangsu Expressway Co. Ltd. Class H	9,328,000	11,510,481
Jiangxi Copper Co. Ltd. Class H	11,042,000	18,850,754
Kingboard Chemical Holdings Ltd.	5,306,100	9,167,971
Kingsoft Corp. Ltd.[b]	5,322,000	12,228,567
Kunlun Energy Co. Ltd.[b]	26,306,000	25,880,481
Lee & Man Paper Manufacturing Ltd.[b]	12,295,000	6,341,347
Lenovo Group Ltd.[b]	54,110,000	83,445,268
Longfor Properties Co. Ltd.	12,271,500	16,139,528
New China Life Insurance Co. Ltd. Class H	6,155,200	35,436,974
New World China Land Ltd.	13,652,000	8,942,377
Nine Dragons Paper Holdings Ltd.	13,978,000	9,065,798
People’s Insurance Co. Group of China Ltd. Class H	42,679,000	22,067,422
PetroChina Co. Ltd. Class H	171,076,000	198,529,292
PICC Property & Casualty Co. Ltd. Class H	28,836,128	61,796,085
Ping An Insurance Group Co. of China Ltd. Class H	21,269,000	236,537,048
Semiconductor Manufacturing International Corp.[a,b]	185,136,000	16,232,776
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	14,388,000	11,854,801
Shanghai Electric Group Co. Ltd. Class H	20,100,000	11,947,856
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	2,718,500	9,043,615
Shanghai Industrial Holdings Ltd.	5,389,000	16,329,356

Security	Shares	Value
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,684,500	$11,874,089
Shenzhou International Group Holdings Ltd.	3,819,000	15,117,537
Shimao Property Holdings Ltd.	11,486,500	24,378,700
Shui On Land Ltd.	43,791,600	10,163,805
Sihuan Pharmaceutical Holdings Group Ltd.[b]	36,003,000	21,447,351
Sino Biopharmaceutical Ltd.	26,236,000	24,932,057
Sino-Ocean Land Holdings Ltd.	32,335,000	20,179,538
Sinopec Engineering Group Co. Ltd. Class H	6,937,000	5,626,202
Sinopec Shanghai Petrochemical Co. Ltd. Class H	31,285,000	10,689,934
Sinopharm Group Co. Ltd. Class H	9,196,400	32,194,426
Sinotrans Ltd. Class H	13,444,000	8,892,807
SOHO China Ltd.	20,647,000	14,775,526
Sun Art Retail Group Ltd.[b]	19,350,000	17,365,337
Tencent Holdings Ltd.	41,877,000	733,817,419
Tingyi Cayman Islands Holding Corp.[b]	16,174,000	40,667,273
Tsingtao Brewery Co. Ltd. Class H	3,254,000	20,580,198
Uni-President China Holdings Ltd.[b]	8,824,800	6,941,090
Want Want China Holdings Ltd.	48,689,000	53,677,214
Weichai Power Co. Ltd. Class H	3,753,200	15,244,222
Yanzhou Coal Mining Co. Ltd. Class Hb	16,076,800	13,266,995
Yuexiu Property Co. Ltd.	61,317,420	12,333,930
Zhejiang Expressway Co. Ltd. Class H	13,934,000	17,140,251
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,423,500	24,925,304
Zijin Mining Group Co. Ltd. Class H	50,096,000	14,856,752
ZTE Corp. Class H	5,493,400	12,239,903

		7,156,681,144

SCHEDULES OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
COLOMBIA — 0.44%
Almacenes Exito SA	1,679,893	$16,636,072
Bancolombia SA ADR	29,287	1,203,696
Cementos Argos SA	3,448,506	12,388,285
Cemex Latam Holdings SAa	1,049,435	6,311,303
Corp. Financiera Colombiana SA	742,141	11,158,091
Corp. Financiera Colombiana SA New[a]	13,462	200,242
Ecopetrol SA	40,217,010	33,619,252
Grupo Argos SA/Colombia	2,275,209	17,331,937
Grupo de Inversiones Suramericana SA	2,007,115	28,197,367
Interconexion Electrica SA ESP	2,795,239	8,752,703
Isagen SA ESP	6,848,844	8,018,116

		143,817,064
CZECH REPUBLIC — 0.22%
CEZ AS	1,392,246	35,285,783
Komercni Banka AS	137,972	29,861,852
O2 Czech Republic AS	530,164	4,499,827

		69,647,462
EGYPT — 0.12%
Global Telecom Holding SAE GDR[a]	15,434,400	39,357,720

		39,357,720
GREECE — 0.39%
Alpha Bank AEa,b	31,104,926	12,908,867
Eurobank Ergasias SAa,b	65,684,313	10,093,446
FF Group[a]	273,531	8,682,608
Hellenic Telecommunications Organization SAa	1,989,978	19,865,317
JUMBO SA	828,591	9,479,766
National Bank of Greece SAa,b	12,909,920	19,403,745
OPAP SA	1,813,167	16,737,664
Piraeus Bank SAa,b	17,341,546	11,048,247
Public Power Corp. SAa	941,910	7,395,451
Titan Cement Co. SA	394,571	9,997,666

		125,612,777
HUNGARY — 0.18%
MOL Hungarian Oil & Gas PLC	356,828	15,836,155

Security	Shares	Value
OTP Bank PLC	1,753,429	$27,810,619
Richter Gedeon Nyrt	985,967	14,342,556

		57,989,330
INDIA — 7.69%
Adani Ports & Special Economic Zone Ltd.	3,754,069	20,089,933
ACC Ltd.	308,000	8,362,670
Adani Enterprises Ltd.	1,122,054	12,662,934
Aditya Birla Nuvo Ltd.	275,575	7,673,340
Ambuja Cements Ltd.	5,710,019	25,138,681
Apollo Hospitals Enterprise Ltd.	610,258	12,976,314
Asian Paints Ltd.	2,477,305	32,811,615
Aurobindo Pharma Ltd.	1,082,840	18,982,331
Bajaj Auto Ltd.	683,793	23,825,160
Bharat Heavy Electricals Ltd.	4,877,563	20,688,506
Bharat Petroleum Corp. Ltd.	1,521,750	18,372,783
Bharti Airtel Ltd.	5,061,520	29,175,091
Bosch Ltd.	58,181	24,368,053
Cairn India Ltd.	3,736,198	15,403,014
Cipla Ltd.	2,992,528	33,024,087
Coal India Ltd.	5,197,536	33,129,509
Dabur India Ltd.	3,508,788	14,965,076
Divi’s Laboratories Ltd.	362,223	10,087,212
DLF Ltd.	3,577,154	8,994,252
Dr. Reddy’s Laboratories Ltd.	937,968	50,826,013
GAIL (India) Ltd.	2,845,565	19,026,450
GlaxoSmithKline Consumer Healthcare Ltd.	54,639	5,128,887
Godrej Consumer Products Ltd.	973,017	17,868,689
HCL Technologies Ltd.	2,044,668	66,849,941
Hero Motocorp Ltd.	375,281	16,301,240
Hindalco Industries Ltd.	9,178,960	22,700,494
Hindustan Unilever Ltd.	6,033,411	88,844,064
Housing Development Finance Corp. Ltd.	12,265,458	264,966,042
ICICI Bank Ltd.	9,272,973	51,934,950
Idea Cellular Ltd.	7,761,792	19,201,974
Infosys Ltd.	7,527,248	279,685,279
ITC Ltd.	18,292,625	106,949,924
Jindal Steel & Power Ltd.	3,035,346	9,613,607
JSW Steel Ltd.	739,848	12,100,564

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Larsen & Toubro Ltd.	2,659,900	$76,093,669
LIC Housing Finance Ltd.	2,701,318	20,935,706
Mahindra & Mahindra Financial Services Ltd.	2,054,138	8,240,814
Mahindra & Mahindra Ltd.	2,721,926	56,898,185
Motherson Sumi Systems Ltd.	1,521,673	11,130,950
Nestle India Ltd.	143,893	16,352,885
NTPC Ltd.	12,100,598	30,523,149
Oil & Natural Gas Corp. Ltd.	6,410,774	33,705,704
Oil India Ltd.	747,276	6,017,020
Piramal Enterprises Ltd.	391,691	5,643,253
Power Finance Corp. Ltd.	2,099,213	9,955,171
Ranbaxy Laboratories Ltd.[a]	1,117,185	12,870,991
Reliance Communications Ltd.[a]	5,409,396	5,995,366
Reliance Industries Ltd.	10,626,284	148,747,344
Reliance Infrastructure Ltd.	771,046	5,931,459
Rural Electrification Corp. Ltd.	2,486,527	13,298,625
Sesa Sterlite Ltd.	9,399,390	33,092,909
Shriram Transport Finance Co. Ltd.	1,158,325	22,853,515
Siemens Ltd.	516,147	11,166,831
State Bank of India	12,261,291	59,843,353
Sun Pharmaceuticals Industries Ltd.	5,907,525	87,076,374
Tata Consultancy Services Ltd.	3,866,187	167,349,191
Tata Motors Ltd.	6,387,297	61,320,325
Tata Power Co. Ltd.	8,837,216	12,418,287
Tata Steel Ltd.	2,514,244	14,451,665
Tech Mahindra Ltd.	527,454	24,435,871
Ultratech Cement Ltd.	346,148	17,562,229
United Breweries Ltd.	561,662	9,077,196
United Spirits Ltd.[a]	395,548	21,888,739
Wipro Ltd.	5,143,759	54,862,324
Zee Entertainment Enterprises Ltd.	4,021,894	22,544,862

		2,485,012,641
INDONESIA — 2.69%
Adaro Energy Tbk PT	108,842,900	8,084,270
Astra Agro Lestari Tbk PT	3,349,800	6,388,593
Astra International Tbk PT	166,398,300	101,062,024
Bank Central Asia Tbk PT	105,478,100	115,067,018

Security	Shares	Value
Bank Danamon Indonesia Tbk PT	32,247,516	$11,975,867
Bank Mandiri Persero Tbk PT	78,702,500	73,070,019
Bank Negara Indonesia Persero Tbk PT	63,382,676	33,714,189
Bank Rakyat Indonesia Persero Tbk PT	92,453,822	92,096,167
Bumi Serpong Damai Tbk PT	56,021,900	9,622,330
Charoen Pokphand Indonesia Tbk PT	65,167,745	19,083,939
Global Mediacom Tbk PT	48,219,000	7,517,314
Gudang Garam Tbk PT	4,492,700	18,570,406
Indo Tambangraya Megah Tbk PT	2,887,400	3,775,401
Indocement Tunggal Prakarsa Tbk PT	11,165,900	20,776,781
Indofood CBP Sukses Makmur Tbk PT	6,673,000	7,382,894
Indofood Sukses Makmur Tbk PT	40,087,600	22,951,508
Jasa Marga Persero Tbk PT	15,146,100	8,320,101
Kalbe Farma Tbk PT	185,026,915	25,839,349
Lippo Karawaci Tbk PT	160,903,900	14,689,873
Matahari Department Store Tbk PT	14,906,500	20,586,540
Media Nusantara Citra Tbk PT	34,444,000	8,394,476
Perusahaan Gas Negara Persero Tbk PT	93,184,100	37,489,928
Semen Indonesia Persero Tbk PT	23,529,100	27,078,945
Surya Citra Media Tbk PT	27,941,100	7,890,523
Tambang Batubara Bukit Asam Persero Tbk PT	5,471,100	4,518,684
Telekomunikasi Indonesia Persero Tbk PT	406,484,800	92,304,285
Tower Bersama Infrastructure Tbk PT	10,692,500	7,672,955
Unilever Indonesia Tbk PT	12,121,000	33,760,619
United Tractors Tbk PT	14,320,253	22,989,961
XL Axiata Tbk PT	19,107,500	7,088,624

		869,763,583

SCHEDULES OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
MALAYSIA — 3.53%
AirAsia Bhd[b]	10,425,400	$7,578,953
Alliance Financial Group Bhd[b]	7,640,900	10,218,962
AMMB Holdings Bhd[b]	17,630,175	31,258,829
Astro Malaysia Holdings Bhd	7,875,500	7,145,640
Axiata Group Bhd[b]	20,744,300	41,212,316
Berjaya Sports Toto Bhd[b]	8,990,363	8,381,692
British American Tobacco Malaysia Bhd	1,233,000	23,640,483
Bumi Armada Bhd[b]	13,893,500	4,394,725
CIMB Group Holdings Bhd[b]	39,649,000	65,458,255
Dialog Group Bhd[b]	22,119,112	10,003,927
DiGi.Com Bhd	25,748,000	45,366,204
Felda Global Ventures Holdings Bhd[b]	9,555,400	6,151,090
Gamuda Bhd[b]	14,451,300	21,091,520
Genting Bhd[b]	18,014,000	44,235,266
Genting Malaysia Bhd[b]	27,549,600	31,417,552
Genting Plantations Bhd	3,349,200	9,664,728
Hong Leong Bank Bhd	3,711,800	14,789,525
Hong Leong Financial Group Bhd	799,200	3,729,896
IHH Healthcare Bhd	18,379,100	28,404,991
IJM Corp. Bhd[b]	11,835,620	23,579,287
IOI Corp. Bhd[b]	25,880,420	33,822,635
IOI Properties Group Bhd	18,303,085	10,817,306
Kuala Lumpur Kepong Bhd[b]	4,625,100	29,131,457
Lafarge Malaysia Bhd[b]	3,181,100	8,914,847
Malayan Banking Bhd	36,044,600	92,011,743
Malaysia Airports Holdings Bhd[b]	4,817,300	9,824,405
Maxis Bhd[b]	15,225,600	29,783,707
MISC Bhd[b]	8,754,600	20,453,311
Petronas Chemicals Group Bhd	21,002,700	31,877,017
Petronas Dagangan Bhd[b]	1,618,200	8,791,442
Petronas Gas Bhd	5,209,800	33,334,625
PPB Group Bhd	4,390,100	17,760,171
Public Bank Bhd[b]	21,812,730	110,879,360
RHB Capital Bhd[b]	3,591,200	7,931,729
Sapurakencana Petroleum Bhd[b]	28,104,200	22,224,465
Sime Darby Bhd	23,881,373	61,823,865

Security	Shares	Value
Telekom Malaysia Bhd	9,312,600	$18,397,811
Tenaga Nasional Bhd	26,743,250	109,228,812
UEM Sunrise Bhd	9,528,800	3,754,411
UMW Holdings Bhd[b]	5,373,300	16,519,468
YTL Corp. Bhd[b]	37,025,762	16,951,306
YTL Power International Bhd	23,349,143	10,171,519

		1,142,129,253
MEXICO — 4.75%
Alfa SAB de CV Series Aa	23,276,300	50,422,643
America Movil SAB de CV Series L	271,331,700	290,349,599
Arca Continental SAB de CVa	3,601,436	22,829,327
Cemex SAB de CV CPO[a]	99,805,460	101,127,121
Coca-Cola Femsa SAB de CV Series L	3,472,793	29,980,479
Controladora Comercial Mexicana SAB de CV BC Units	3,182,600	10,208,500
El Puerto de Liverpool SAB de CV Series C1[a]	1,735,600	19,605,594
Fibra Uno Administracion SA de CV	18,377,400	51,535,874
Fomento Economico Mexicano SAB de CVa	16,235,100	154,978,319
Genomma Lab Internacional SAB de CV Series Ba,b	6,145,600	6,707,878
Gentera SAB de CVa,b	9,380,800	17,981,121
Gruma SAB de CV Series B	1,415,800	17,340,520
Grupo Aeroportuario del Pacifico SAB de CV Series B	2,079,800	14,097,628
Grupo Aeroportuario del Sureste SAB de CV Series Ba	1,801,600	24,704,524
Grupo Bimbo SAB de CVa	12,491,700	35,272,845
Grupo Carso SAB de CV Series A1	3,906,041	17,628,387
Grupo Comercial Chedraui SA de CVa,b	1,312,300	4,297,098
Grupo Financiero Banorte SAB de CV Series O	20,523,556	111,443,788

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O	19,125,000	$53,696,328
Grupo Financiero Santander Mexico SAB de CV Series Bb	15,097,300	33,300,492
Grupo Lala SAB de CVb	3,220,900	6,423,705
Grupo Mexico SAB de CV Series B	31,329,788	94,752,074
Grupo Televisa SAB CPO[a]	21,473,700	145,929,819
Industrias Penoles SAB de CV	1,176,748	25,005,108
Kimberly-Clark de Mexico SAB de CV Series Ab	13,385,600	27,260,000
Mexichem SAB de CVb	8,293,992	24,174,169
Minera Frisco SAB de CV Series A1[a,b]	3,833,741	5,102,424
OHL Mexico SAB de CVa	4,957,800	10,232,592
Promotora y Operadora de Infraestructura SAB de CVa	2,057,200	24,629,439
Wal-Mart de Mexico SAB de CV Series V	42,833,000	104,819,387

		1,535,836,782
PERU — 0.43%
Cia. de Minas Buenaventura SA ADR	1,603,485	18,568,356
Credicorp Ltd.	558,817	81,151,405
Southern Copper Corp.	1,298,099	38,644,407

		138,364,168
PHILIPPINES — 1.35%
Aboitiz Equity Ventures Inc.	16,850,580	21,727,273
Aboitiz Power Corp.	6,975,764	7,024,811
Alliance Global Group Inc.	17,141,080	9,252,840
Ayala Corp.	1,991,136	32,380,234
Ayala Land Inc.	56,179,300	46,189,604
Bank of the Philippine Islands	9,096,792	19,899,877
BDO Unibank Inc.	11,372,986	28,632,376
DMCI Holdings Inc.	20,090,000	7,199,410
Energy Development Corp.	62,090,300	12,463,124
Globe Telecom Inc.	375,750	16,235,059
International Container Terminal Services Inc.	6,366,610	16,187,276
JG Summit Holdings Inc.	16,620,774	25,257,243
Jollibee Foods Corp.	4,535,429	22,610,281

Security	Shares	Value
Megaworld Corp.	63,334,300	$7,857,533
Metro Pacific Investments Corp.	57,144,600	6,998,885
Metropolitan Bank & Trust Co.	2,473,378	5,191,906
Philippine Long Distance Telephone Co.	787,433	56,472,287
SM Investments Corp.	1,565,965	31,255,369
SM Prime Holdings Inc.	61,702,425	27,653,434
Universal Robina Corp.	7,376,420	36,472,206

		436,961,028
POLAND — 1.48%
Alior Bank SAa,b	376,388	8,421,594
Bank Handlowy w Warszawie SA	300,392	8,593,299
Bank Millennium SA	3,864,429	7,363,005
Bank Pekao SA	1,116,391	55,983,230
Bank Zachodni WBK SA	268,132	24,275,832
CCC SA	74,115	3,638,498
Cyfrowy Polsat SA	1,830,647	11,913,566
ENEA SA	1,257,407	5,508,579
Energa SA	1,196,056	7,273,019
Eurocash SA	649,494	5,862,762
Getin Noble Bank SAa	6,079,264	3,055,939
Grupa Azoty SA	226,923	4,722,260
Grupa Lotos SAa,b	581,366	4,091,394
KGHM Polska Miedz SA	1,128,994	36,919,658
LPP SA	7,072	13,817,746
mBank[b]	133,732	16,527,882
Orange Polska SA	5,630,494	15,019,114
PGE Polska Grupa Energetyczna SA	6,706,679	37,555,880
Polski Koncern Naftowy Orlen SA	2,722,272	40,177,634
Polskie Gornictwo Naftowe i Gazownictwo SA	15,353,806	20,872,031
Powszechna Kasa Oszczednosci Bank Polski SA	7,316,597	64,462,539
Powszechny Zaklad Ubezpieczen SA	479,581	63,341,009
Synthos SA	5,179,521	6,187,177
Tauron Polska Energia SA	9,681,200	12,820,529

		478,404,176

SCHEDULES OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
QATAR — 0.84%
Barwa Real Estate Co.	1,066,809	$14,267,087
Commercial Bank of Qatar QSC (The)	569,000	10,781,546
Doha Bank QSC	407,453	6,500,898
Gulf International Services QSC	381,085	9,983,663
Industries Qatar QSC	1,242,480	52,886,008
Masraf Al Rayan	3,147,736	41,577,949
Ooredoo QSC	552,481	17,371,708
Qatar Electricity & Water Co. QSC	237,973	12,449,226
Qatar Islamic Bank SAQ	401,063	11,421,182
Qatar National Bank SAQ	1,440,206	80,404,745
Vodafone Qatar QSC	3,202,791	15,593,982

		273,237,994
RUSSIA — 3.49%
Alrosa AO	10,490,800	11,922,473
Gazprom OAO	48,306,739	119,527,710
Gazprom OAO ADR	24,020,974	119,864,660
Lukoil OAO	2,051,095	99,395,448
Lukoil OAO ADR (London)	2,089,230	101,118,732
Magnit PJSC GDR[d]	2,153,938	102,678,224
MegaFon OAO GDR[d]	746,879	13,152,539
MMC Norilsk Nickel OJSC	456,790	83,311,703
Mobile TeleSystems OJSC ADR	4,247,490	42,050,151
Moscow Exchange MICEX-RTS OAO	8,242,730	10,239,698
NOVATEK OAO GDR[d]	743,374	62,331,910
Rosneft OAO	9,334,737	40,146,727
Rostelecom OJSC	7,739,650	11,298,787
RusHydro JSC	997,024,100	10,401,822
Sberbank of Russia	86,029,051	105,757,938
Severstal PAO	1,767,703	19,793,424
Sistema JSFC GDR[d]	1,194,054	8,477,783
Surgutneftegas OAO	29,365,060	16,576,983
Surgutneftegas OAO ADR	2,920,395	16,222,794
Tatneft OAO Class S	11,498,940	59,313,783
Uralkali PJSC	5,506,815	15,233,791
Uralkali PJSC GDR[d]	1,095,317	15,356,344
VTB Bank OJSC	41,086,082,000	45,357,086

		1,129,530,510

Security	Shares	Value
SOUTH AFRICA — 7.99%
African Bank Investments Ltd.[a,b]	14,665,413	$12,585
African Rainbow Minerals Ltd.	673,634	7,076,250
Anglo American Platinum Ltd.[a]	467,210	14,892,745
AngloGold Ashanti Ltd.[a]	3,315,747	37,308,912
Aspen Pharmacare Holdings Ltd.	2,708,654	96,184,762
Assore Ltd.	189,633	2,475,172
Barclays Africa Group Ltd.	2,752,869	45,529,944
Barloworld Ltd.	1,858,810	14,265,286
Bidvest Group Ltd. (The)	2,744,170	75,752,562
Brait SEa	2,521,039	16,922,309
Coronation Fund Managers Ltd.	1,539,075	13,652,637
Discovery Ltd.	2,527,032	25,977,273
Exxaro Resources Ltd.[b]	1,248,144	12,238,302
FirstRand Ltd.	27,323,223	125,443,442
Foschini Group Ltd. (The)	1,771,037	25,140,731
Gold Fields Ltd.	6,455,048	30,056,715
Growthpoint Properties Ltd.	17,394,945	44,304,640
Impala Platinum Holdings Ltd.[a]	4,385,234	26,985,766
Imperial Holdings Ltd.	1,583,123	26,698,304
Investec Ltd.	2,625,488	23,206,493
Kumba Iron Ore Ltd.	508,901	10,000,715
Liberty Holdings Ltd.	1,083,042	13,138,146
Life Healthcare Group Holdings Ltd.	7,611,786	29,590,140
Massmart Holdings Ltd.	672,135	9,615,689
Mediclinic International Ltd.	2,837,478	29,991,604
MMI Holdings Ltd./South Africa	7,615,787	21,272,966
Mr. Price Group Ltd.	1,916,865	44,372,637
MTN Group Ltd.	13,521,924	239,781,205
Nampak Ltd.	4,023,484	14,049,220
Naspers Ltd. Class N	3,234,229	475,226,002
Nedbank Group Ltd.	1,846,781	40,542,651
Netcare Ltd.	9,336,463	32,905,564
Pick n Pay Stores Ltd.	2,610,727	11,833,742
PPC Ltd.	5,032,859	7,825,917
Rand Merchant Insurance Holdings Ltd.	4,396,768	16,978,852

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Redefine Properties Ltd.	23,296,364	$23,670,209
Remgro Ltd.	3,886,317	92,380,487
Resilient Property Income Fund Ltd.	1,480,234	11,908,688
RMB Holdings Ltd.	5,127,835	29,870,200
Sanlam Ltd.	15,503,173	100,578,381
Sappi Ltd.[a]	3,805,657	16,002,505
Sasol Ltd.	4,468,773	162,491,075
Shoprite Holdings Ltd.	3,804,027	54,189,349
SPAR Group Ltd. (The)	1,544,546	23,679,151
Standard Bank Group Ltd.	10,005,000	130,941,607
Steinhoff International Holdings Ltd.	17,299,432	99,865,510
Telkom SA SOC Ltd.[a]	1,589,694	11,186,382
Tiger Brands Ltd.	1,431,381	42,684,708
Truworths International Ltd.	3,183,520	24,281,409
Tsogo Sun Holdings Ltd.	1,516,889	3,694,268
Vodacom Group Ltd.	2,893,451	33,719,269
Woolworths Holdings Ltd./South Africa	7,720,537	59,568,650

		2,581,961,728
SOUTH KOREA — 13.85%
AmorePacific Corp.	26,943	70,085,431
AmorePacific Group	22,911	27,888,566
BS Financial Group Inc.	1,649,646	22,395,085
Celltrion Inc.[a,b]	539,451	32,193,559
Cheil Industries Inc.[a,b]	136,650	20,169,742
Cheil Worldwide Inc.[a,b]	697,294	13,278,160
CJ CheilJedang Corp.	67,169	21,878,655
CJ Corp.	128,684	20,342,284
CJ Korea Express Co. Ltd.[a,b]	47,366	7,811,258
Coway Co. Ltd.	457,296	35,915,371
Daelim Industrial Co. Ltd.	233,422	13,781,373
Daewoo Engineering & Construction Co. Ltd.[a,b]	680,886	4,907,119
Daewoo International Corp.[b]	344,365	9,098,980
Daewoo Securities Co. Ltd.[a]	1,321,742	12,825,431
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	843,775	15,567,804
Daum Kakao Corp.[b]	201,539	24,440,655
DGB Financial Group Inc.	1,365,376	14,430,652
Dongbu Insurance Co. Ltd.	365,069	17,628,953

Security	Shares	Value
Doosan Corp.	73,667	$8,020,779
Doosan Heavy Industries & Construction Co. Ltd.[b]	406,922	10,770,429
Doosan Infracore Co. Ltd.[a,b]	1,024,539	12,041,869
E-Mart Co. Ltd.	175,388	34,277,004
GS Engineering & Construction Corp.[a,b]	389,350	10,748,763
GS Holdings Corp.	410,712	16,558,704
Halla Visteon Climate Control Corp.[a,b]	277,445	10,831,869
Hana Financial Group Inc.	2,361,096	64,752,394
Hankook Tire Co. Ltd.	607,785	26,580,730
Hanssem Co. Ltd.[a]	60,441	9,719,682
Hanwha Chemical Corp.	734,733	9,438,964
Hanwha Corp.	344,244	9,597,619
Hanwha Life Insurance Co. Ltd.	1,889,478	13,445,240
Hite Jinro Co. Ltd.[b]	110,435	2,299,157
Hotel Shilla Co. Ltd.[b]	275,162	24,819,861
Hyosung Corp.	194,613	12,979,519
Hyundai Department Store Co. Ltd.	119,043	14,533,973
Hyundai Development Co. Engineering & Construction	451,152	20,552,685
Hyundai Engineering & Construction Co. Ltd.	591,779	26,635,582
Hyundai Glovis Co. Ltd.[b]	141,892	30,833,440
Hyundai Heavy Industries Co. Ltd.[a,b]	338,089	36,964,767
Hyundai Marine & Fire Insurance Co. Ltd.[b]	597,462	14,833,802
Hyundai Merchant Marine Co. Ltd.[a,b]	529,589	4,361,974
Hyundai Mipo Dockyard Co. Ltd.[a,b]	92,344	6,470,096
Hyundai Mobis Co. Ltd.	552,585	125,616,106
Hyundai Motor Co.	1,260,508	184,330,130
Hyundai Steel Co.	554,366	33,841,303
Hyundai Wia Corp.	130,766	16,739,668
Industrial Bank of Korea	1,970,020	24,231,488
Kangwon Land Inc.	898,020	27,818,942
KB Financial Group Inc.	3,189,987	113,352,005
KCC Corp.	47,728	25,700,194

SCHEDULES OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
KEPCO Plant Service & Engineering Co. Ltd.	131,032	$11,007,380
Kia Motors Corp.	2,139,326	88,687,835
Korea Aerospace Industries Ltd.[b]	390,524	17,933,041
Korea Electric Power Corp.	2,112,912	86,052,723
Korea Gas Corp.	236,447	9,134,302
Korea Investment Holdings Co. Ltd.	276,959	13,777,925
Korea Zinc Co. Ltd.	72,841	27,177,249
Korean Air Lines Co. Ltd.[a]	210,071	9,608,277
KT Corp.[a]	243,680	6,793,866
KT Corp. ADR	177,519	2,487,041
KT&G Corp.	904,108	65,900,087
Kumho Petrochemical Co. Ltd.[b]	115,997	9,110,238
LG Chem Ltd.	375,380	78,663,751
LG Corp.	801,640	46,452,830
LG Display Co. Ltd.	1,939,190	60,072,398
LG Electronics Inc.[b]	866,812	48,807,782
LG Household & Health Care Ltd.	78,138	47,699,385
LG Innotek Co. Ltd.[b]	99,495	9,518,450
LG Uplus Corp.	1,763,704	19,042,315
Lotte Chemical Corp.	128,400	22,286,183
Lotte Confectionery Co. Ltd.	4,292	7,113,250
Lotte Shopping Co. Ltd.	86,238	19,643,296
LS Corp.	132,055	6,196,376
LS Industrial Systems Co. Ltd.	144,449	8,133,523
Mirae Asset Securities Co. Ltd.	177,645	7,841,921
NAVER Corp.	229,292	138,091,214
NCsoft Corp.	127,991	20,815,811
NH Investment & Securities Co. Ltd.[b]	955,748	10,710,856
OCI Co. Ltd.[a,b]	130,235	11,628,655
Orion Corp./Republic of Korea[b]	29,105	25,563,500
Paradise Co. Ltd.[b]	330,574	6,370,225
POSCO	530,649	129,332,247
S-1 Corp.	173,986	12,681,773
S-Oil Corp.[b]	360,013	21,255,380
Samsung C&T Corp.	1,026,240	56,662,698

Security	Shares	Value
Samsung Card Co. Ltd.	298,742	$10,207,120
Samsung Electro-Mechanics Co. Ltd.	486,648	30,549,904
Samsung Electronics Co. Ltd.	897,249	1,109,349,818
Samsung Fire & Marine Insurance Co. Ltd.	276,997	64,356,280
Samsung Heavy Industries Co. Ltd.[b]	1,289,212	23,140,154
Samsung Life Insurance Co. Ltd.	507,232	46,030,073
Samsung SDI Co. Ltd.	449,997	55,965,187
Samsung SDS Co. Ltd.[b]	212,853	56,144,088
Samsung Securities Co. Ltd.	494,762	21,502,572
Shinhan Financial Group Co. Ltd.	3,503,328	139,488,345
Shinsegae Co. Ltd.	58,999	9,272,769
SK C&C Co. Ltd.[b]	171,279	33,864,100
SK Holdings Co. Ltd.	211,494	35,841,542
SK Hynix Inc.[b]	4,729,026	200,785,943
SK Innovation Co. Ltd.[a]	484,712	45,708,799
SK Networks Co. Ltd.	847,093	7,293,544
SK Telecom Co. Ltd.	73,796	19,263,408
SK Telecom Co. Ltd. ADR	80,009	2,325,862
Woori Bank[a]	2,501,196	21,603,880
Yuhan Corp.	84,886	13,225,371

		4,476,510,358
TAIWAN — 12.67%
Acer Inc.[a,b]	23,258,121	15,219,054
Advanced Semiconductor Engineering Inc.[b]	51,198,701	68,960,517
Advantech Co. Ltd.[b]	2,703,370	20,659,411
Asia Cement Corp.[b]	19,194,077	23,652,628
Asia Pacific Telecom Co. Ltd.[b]	11,912,000	5,803,331
ASUSTeK Computer Inc.[b]	5,793,968	60,236,604
AU Optronics Corp.[b]	71,609,000	37,736,951
Catcher Technology Co. Ltd.[b]	5,301,210	48,446,020
Cathay Financial Holding Co. Ltd.	67,302,644	102,438,032
Chailease Holding Co. Ltd.[b]	7,773,820	18,911,633
Chang Hwa Commercial Bank Ltd.	37,333,996	21,933,203

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Cheng Shin Rubber Industry Co. Ltd.[b]	13,074,128	$31,556,087
Chicony Electronics Co. Ltd.	4,984,088	13,854,828
China Airlines Ltd.[a]	18,405,347	9,025,389
China Development Financial Holding Corp.	119,760,848	41,566,414
China Life Insurance Co. Ltd./Taiwan	20,735,803	17,827,310
China Motor Corp.	4,073,000	3,508,188
China Steel Corp.[b]	97,460,313	80,997,108
Chunghwa Telecom Co. Ltd.	31,247,410	97,707,233
Clevo Co.	4,904,553	7,543,064
Compal Electronics Inc.	34,143,908	26,527,985
CTBC Financial Holding Co. Ltd.	115,863,494	77,107,054
CTCI Corp.	2,668,000	4,400,650
Delta Electronics Inc.	14,965,000	96,732,845
E.Sun Financial Holding Co. Ltd.	48,846,232	30,485,150
Eclat Textile Co. Ltd.[b]	1,437,360	16,476,663
Epistar Corp.[b]	7,095,345	13,578,419
EVA Airways Corp.[a]	13,110,360	9,601,601
Evergreen Marine Corp. Taiwan Ltd.[a]	15,005,325	11,013,302
Far Eastern Department Stores Ltd.[b]	10,002,191	8,599,241
Far Eastern New Century Corp.	25,652,763	26,628,883
Far EasTone Telecommunications Co. Ltd.	12,894,000	31,860,353
Farglory Land Development Co. Ltd.	6,036,727	7,208,319
First Financial Holding Co. Ltd.	59,626,706	35,219,723
Formosa Chemicals & Fibre Corp.[b]	26,292,090	58,938,485
Formosa International Hotels Corp.	265,015	2,772,088
Formosa Petrochemical Corp.[b]	7,647,000	16,752,543
Formosa Plastics Corp.	33,525,280	82,732,342
Formosa Taffeta Co. Ltd.	7,646,000	8,083,019

Security	Shares	Value
Foxconn Technology Co. Ltd.	7,168,659	$18,443,803
Fubon Financial Holding Co. Ltd.	55,409,969	98,804,594
Giant Manufacturing Co. Ltd.	2,659,203	25,825,726
Hermes Microvision Inc.[b]	342,000	17,097,277
Highwealth Construction Corp.	4,223,900	8,997,896
Hiwin Technologies Corp.[b]	1,700,449	13,725,962
Hon Hai Precision Industry Co. Ltd.[b]	102,107,812	283,190,270
Hotai Motor Co. Ltd.[b]	2,091,000	31,826,079
HTC Corp.[a,b]	5,500,708	26,798,546
Hua Nan Financial Holdings Co. Ltd.	41,836,636	23,978,967
Innolux Corp.[b]	64,159,002	32,891,576
Inotera Memories Inc.[a,b]	18,911,000	27,910,360
Inventec Corp.[b]	19,101,281	14,658,203
Kinsus Interconnect Technology Corp.[b]	2,117,000	6,842,079
Largan Precision Co. Ltd.	830,000	70,829,486
Lite-On Technology Corp.	16,429,157	20,873,216
MediaTek Inc.[b]	11,513,338	173,405,791
Mega Financial Holding Co. Ltd.	78,345,162	62,242,057
Merida Industry Co. Ltd.	1,786,500	14,420,562
Nan Ya Plastics Corp.	38,846,160	84,359,437
Novatek Microelectronics Corp.	4,766,000	25,647,317
Pegatron Corp.	12,845,414	35,257,911
Phison Electronics Corp.	1,194,535	9,052,677
Pou Chen Corp.[b]	17,541,220	25,302,253
Powertech Technology Inc.[b]	5,069,300	8,668,091
President Chain Store Corp.	4,865,000	37,798,440
Quanta Computer Inc.	21,639,000	54,709,014
Radiant Opto-Electronics Corp.[b]	3,611,240	11,901,396
Realtek Semiconductor Corp.[b]	3,628,637	11,369,460
Ruentex Development Co. Ltd.[b]	5,327,337	7,972,770
Ruentex Industries Ltd.[b]	4,370,598	9,435,649
ScinoPharm Taiwan Ltd.[b]	2,294,545	3,528,945
Shin Kong Financial Holding Co. Ltd.	53,034,074	15,232,203

SCHEDULES OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Siliconware Precision Industries Co. Ltd.[b]	24,729,190	$44,017,250
Simplo Technology Co. Ltd.[b]	2,672,202	13,273,794
SinoPac Financial Holdings Co. Ltd.	60,744,001	24,854,654
Standard Foods Corp.[b]	2,987,066	7,076,507
Synnex Technology International Corp.	10,672,985	15,582,116
Taishin Financial Holding Co. Ltd.	60,224,025	25,792,490
Taiwan Business Bank[a]	22,503,723	6,685,551
Taiwan Cement Corp.	27,633,296	37,791,755
Taiwan Cooperative Financial Holding Co. Ltd.	40,986,808	21,077,438
Taiwan Fertilizer Co. Ltd.[b]	5,556,000	9,641,840
Taiwan Glass Industry Corp.[b]	4,714,176	3,497,542
Taiwan Mobile Co. Ltd.	13,897,600	47,571,788
Taiwan Semiconductor Manufacturing Co. Ltd.	200,206,000	959,433,307
Teco Electric and Machinery Co. Ltd.	16,624,000	17,018,360
TPK Holding Co. Ltd.[b]	2,037,827	14,729,716
Transcend Information Inc.	872,000	2,873,810
U-Ming Marine Transport Corp.	3,538,000	5,356,851
Uni-President Enterprises Corp.	37,917,576	63,749,340
Unimicron Technology Corp.[b]	9,332,000	6,284,725
United Microelectronics Corp.[b]	98,603,000	50,235,568
Vanguard International Semiconductor Corp.[b]	6,692,000	11,655,864
Walsin Lihwa Corp.[a]	19,462,000	6,228,088
Wan Hai Lines Ltd.	2,972,000	3,312,211
Wistron Corp.	17,620,560	16,635,873
WPG Holdings Ltd.	10,281,532	13,193,623
Yang Ming Marine Transport Corp.[a]	17,163,075	9,290,631
Yuanta Financial Holding Co. Ltd.	70,790,343	35,840,358
Yulon Motor Co. Ltd.	8,268,000	11,820,831

Security	Shares	Value
Zhen Ding Technology Holding Ltd.[b]	2,073,075	$6,462,475

		4,096,284,039
THAILAND — 2.41%
Advanced Info Service PCL NVDR	8,590,300	61,909,678
Airports of Thailand PCL NVDR	3,744,900	35,792,580
Bangkok Bank PCL Foreign	2,298,800	13,083,180
Bangkok Bank PCL NVDR	2,534,400	14,345,660
Bangkok Dusit Medical Services PCL NVDR[b]	27,068,500	18,001,013
Banpu PCL NVDR[b]	9,208,400	8,615,963
BEC World PCL NVDR[b]	8,491,400	12,344,442
BTS Group Holdings PCL NVDR	39,872,100	11,839,535
Bumrungrad Hospital PCL NVDR	1,802,300	8,668,656
Central Pattana PCL NVDR	11,378,700	15,486,013
Charoen Pokphand Foods PCL NVDR	23,016,900	17,015,277
CP ALL PCL NVDR	36,647,800	45,342,159
Delta Electronics Thailand PCL NVDR	2,116,900	4,567,082
Energy Absolute PCL NVDR[b]	5,582,100	5,222,967
Glow Energy PCL NVDR	4,721,600	12,450,244
Home Product Center PCL NVDR[b]	21,460,107	5,675,345
Indorama Ventures PCL NVDR	11,229,280	9,030,661
IRPC PCL NVDR	82,696,100	11,408,123
Kasikornbank PCL Foreign	9,661,100	64,546,786
Kasikornbank PCL NVDR	5,396,100	36,218,797
Krung Thai Bank PCL NVDR	31,370,200	22,123,123
Minor International PCL NVDR[b]	11,496,200	12,090,034
PTT Exploration & Production PCL NVDR	11,066,639	38,680,180
PTT Global Chemical PCL NVDR	13,139,730	22,759,817
PTT PCL NVDR	8,184,600	86,833,214
Siam Cement PCL (The) Foreign	2,535,900	40,317,123

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Siam Cement PCL (The) NVDR	932,700	$15,117,068
Siam Commercial Bank PCL (The) NVDR	13,127,400	68,824,445
Thai Oil PCL NVDR	7,003,500	11,372,835
Thai Union Frozen Products PCL NVDR	11,729,500	7,764,036
TMB Bank PCL NVDR	99,491,900	9,293,707
True Corp. PCL NVDR[a,b]	71,404,821	32,245,914

		778,985,657
TURKEY — 1.56%
Akbank TAS	15,199,615	49,557,393
Anadolu Efes Biracilik ve Malt Sanayii ASa	1,466,499	11,953,570
Arcelik AS	1,548,678	9,329,015
BIM Birlesik Magazalar AS	1,750,821	32,719,120
Coca-Cola Icecek ASb	467,764	9,066,996
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	16,642,713	20,712,402
Enka Insaat ve Sanayi AS	3,185,905	6,485,818
Eregli Demir ve Celik Fabrikalari TAS[b]	12,247,513	20,550,498
Ford Otomotiv Sanayi AS	640,030	8,639,769
Haci Omer Sabanci Holding AS	7,532,804	28,993,059
KOC Holding ASb	5,217,970	24,274,453
Petkim Petrokimya Holding ASb	1,167,859	1,773,846
TAV Havalimanlari Holding AS	1,434,848	11,438,848
Tofas Turk Otomobil Fabrikasi AS	909,668	5,931,831
Tupras Turkiye Petrol Rafinerileri AS	1,066,643	22,477,964
Turk Hava Yollari[a]	4,947,214	17,802,102
Turk Telekomunikasyon AS	3,556,987	10,310,312
Turkcell Iletisim Hizmetleri ASa	6,808,850	35,600,945
Turkiye Garanti Bankasi AS	19,217,331	68,616,951
Turkiye Halk Bankasi AS	5,228,169	31,077,983
Turkiye Is Bankasi Class C	13,442,515	33,619,650
Turkiye Sise ve Cam Fabrikalari AS	4,508,340	6,632,548
Turkiye Vakiflar Bankasi Tao Class D	6,940,134	14,514,952

Security	Shares	Value
Ulker Biskuvi Sanayi ASb	994,595	$7,691,798
Yapi ve Kredi Bankasi AS	8,284,990	15,285,230

		505,057,053
UNITED ARAB EMIRATES — 0.66%
Abu Dhabi Commercial Bank PJSC	8,705,878	18,252,062
Aldar Properties PJSC	27,748,572	19,870,327
Arabtec Holding PJSC[a]	16,980,084	14,609,507
DP World Ltd.	1,286,075	27,264,790
Dubai Financial Market	16,746,125	8,982,334
Dubai Islamic Bank PJSC	8,808,884	16,069,572
Emaar Properties PJSC	30,280,108	62,246,223
First Gulf Bank PJSC	6,226,219	30,260,162
National Bank of Abu Dhabi PJSC	4,614,335	17,149,458

		214,704,435

TOTAL COMMON STOCKS
(Cost: $29,860,683,130)		30,730,190,623

PREFERRED STOCKS — 4.47%

BRAZIL — 3.27%
AES Tiete SA	903,800	5,468,285
Banco Bradesco SA	17,060,758	224,346,268
Banco do Estado do Rio Grande do Sul SA Class B	1,604,100	7,141,551
Bradespar SA	1,804,600	8,356,061
Braskem SA Class A	1,347,600	6,032,588
Centrais Eletricas Brasileiras SA Class B	1,933,737	4,686,659
Cia. Brasileira de Distribuicao	1,094,086	37,172,943
Cia. Energetica de Minas Gerais	6,172,302	28,019,123
Cia. Energetica de Sao Paulo Class B	1,546,300	12,735,540
Cia. Paranaense de Energia Class B	884,875	10,676,618
Gerdau SA	6,894,185	24,520,909
Itau Unibanco Holding SA	22,463,352	286,747,809
Itausa — Investimentos Itau SA	26,281,765	92,742,410
Lojas Americanas SA	4,229,070	24,685,043
Metalurgica Gerdau SA	2,246,700	8,768,836
Oi SA	2,031,477	4,220,180

SCHEDULES OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Petroleo Brasileiro SA	33,498,927	$112,118,045
Suzano Papel e Celulose SA Class A	2,557,300	10,786,031
Telefonica Brasil SA	2,476,267	45,821,353
Usinas Siderurgicas de Minas Gerais SA Class Aa	2,986,900	4,314,231
Vale SA	15,090,651	97,689,317

		1,057,049,800
CHILE — 0.08%
Embotelladora Andina SA Class B	1,861,604	5,192,566
Sociedad Quimica y Minera de Chile SA Series B	796,324	20,467,232

		25,659,798
COLOMBIA — 0.23%
Banco Davivienda SA	820,067	8,680,115
Bancolombia SA	3,714,840	38,426,606
Grupo Argos SA/Colombia	915,309	6,825,789
Grupo Aval Acciones y Valores	23,361,013	11,473,607
Grupo de Inversiones Suramericana SA	655,215	9,168,145

		74,574,262
RUSSIA — 0.22%
AK Transneft OAO	12,839	28,665,080
Sberbank of Russia	7,861,538	6,837,198
Surgutneftegas OAO	56,568,100	35,415,547

		70,917,825
SOUTH KOREA — 0.67%
Hyundai Motor Co.	170,059	16,966,389
Hyundai Motor Co. Series 2	300,042	31,027,987
LG Chem Ltd.	64,317	9,493,284
Samsung Electronics Co. Ltd.	167,325	159,770,945

		217,258,605

TOTAL PREFERRED STOCKS
(Cost: $1,849,145,310)		1,445,460,290

RIGHTS — 0.00%

BRAZIL — 0.00%
Itausa — Investimentos Itau SAa	194,566	231,355

		231,355

Security	Shares	Value
MALAYSIA — 0.00%
Malaysia Airports Holdings Bhd[a,b]	910,960	$477,723

		477,723
SOUTH KOREA — 0.00%
Hyundai Merchant Marine Co. Ltd.[a]	81,350	131,192
Korean Air Lines Co. Ltd.[a]	22,375	291,524

		422,716

TOTAL RIGHTS
(Cost: $0)		1,131,794

SHORT-TERM INVESTMENTS — 3.64%

MONEY MARKET FUNDS —3.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	1,080,189,990	1,080,189,990
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	63,042,488	63,042,488
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	33,319,358	33,319,358

		1,176,551,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,176,551,836)		1,176,551,836

TOTAL INVESTMENTS IN SECURITIES — 103.16%
(Cost: $32,886,380,276)		33,353,334,543
Other Assets, Less Liabilities — (3.16)%		(1,022,832,373)

NET ASSETS — 100.00%		$32,330,502,170

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS ETF

February 28, 2015

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	2,805	Mar. 2015	NYSE Liffe	$139,113,975	$7,157,688

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)

ASSETS
Investments, at cost:
Unaffiliated	$—	$31,709,828,440
Affiliated (Note 2)	39,036,660	1,176,551,836

Total cost of investments	$39,036,660	$32,886,380,276

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$—	$32,176,782,707
Affiliated (Note 2)	39,139,458	1,176,551,836

Total fair value of investments	39,139,458	33,353,334,543
Foreign currency, at value[b]	—	25,302,700
Cash	—	40,333,238
Cash pledged to broker	—	5,198,010
Receivables:
Investment securities sold	—	137,665,944
Dividends and interest	15,719	72,923,621
Unrealized appreciation on forward currency contracts (Note 1)	413,938	—

Total Assets	39,569,115	33,634,758,056

LIABILITIES
Payables:
Investment securities purchased	146,577	143,983,220
Collateral for securities on loan (Note 1)	—	1,143,232,478
Futures variation margin	—	121,184
Foreign taxes (Note 1)	—	59,717
Unrealized depreciation on forward currency contracts (Note 1)	304,309	—
Investment advisory fees (Note 2)	857	16,859,287

Total Liabilities	451,743	1,304,255,886

NET ASSETS	$39,117,372	$32,330,502,170

Net assets consist of:
Paid-in capital	$38,715,588	$40,522,361,568
Distributions in excess of net investment income	(26,322)	(90,255,758)
Undistributed net realized gain (accumulated net realized loss)	257,420	(8,574,709,007)
Net unrealized appreciation	170,686	473,105,367

NET ASSETS	$39,117,372	$32,330,502,170

Shares outstanding[c]	1,600,000	795,150,000

Net asset value per share	$24.45	$40.66

[a]	Securities on loan with values of $ — and $1,073,579,143, respectively. See Note 1.
[b]	Cost of foreign currency: $ — and $25,597,876, respectively.
[c]	$0.001 par value, number of shares authorized: 250 million and 2 billion, respectively.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares Currency Hedged MSCI Emerging Markets ETF[a]	iShares MSCI Emerging Markets ETF (Consolidated)

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$—	$282,694,069
Dividends — affiliated (Note 2)	47,158	—
Interest — unaffiliated	—	574
Interest — affiliated (Note 2)	—	6,136
Securities lending income — affiliated (Note 2)[c]	—	11,822,910

	47,158	294,523,689
Less: Other foreign taxes (Note 1)	—	(499,082)

Total investment income	47,158	294,024,607

EXPENSES
Investment advisory fees (Note 2)	30,097	119,767,378
Mauritius income taxes (Note 1)	—	846,395
Commitment fees (Note 9)	—	69,630

Total expenses	30,097	120,683,403
Less investment advisory fees waived (Note 2)	(28,695)	—

Net expenses	1,402	120,683,403

Net investment income	45,756	173,341,204

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	—	(1,169,050,543)
In-kind redemptions — unaffiliated	—	519,518,526
Futures contracts	—	(12,798,226)
Foreign currency transactions	257,420	(12,127,072)

Net realized gain (loss)	257,420	(674,457,315)

Net change in unrealized appreciation/depreciation on:
Investments	102,798	(3,446,791,958)
Forward currency contracts	109,629	—
Futures contracts	—	858,162
Translation of assets and liabilities in foreign currencies	(41,741)	(1,032,976)

Net change in unrealized appreciation/depreciation	170,686	(3,446,966,772)

Net realized and unrealized gain (loss)	428,106	(4,121,424,087)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$473,862	$(3,948,082,883)

[a]	For the period from September 23, 2014 (commencement of operations) to February 28, 2015.
[b]	Net of foreign withholding tax of $ — and $34,673,070, respectively.
[c]	Net of securities lending income tax paid of $ — and $446,840, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares Currency Hedged MSCI Emerging Markets ETF	iShares MSCI Emerging Markets ETF (Consolidated)
	Period from September 23, 2014[a] to February 28, 2015 (Unaudited)	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,756	$173,341,204	$758,783,170
Net realized gain (loss)	257,420	(674,457,315)	(970,499,346)
Net change in unrealized appreciation/depreciation	170,686	(3,446,966,772)	6,267,266,623

Net increase (decrease) in net assets resulting from operations	473,862	(3,948,082,883)	6,055,550,447

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,078)	(437,459,921)	(673,353,625)

Total distributions to shareholders	(72,078)	(437,459,921)	(673,353,625)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,715,588	290,876,114	16,425,662,994
Cost of shares redeemed	—	(7,911,231,783)	(12,275,651,505)

Net increase (decrease) in net assets from capital share transactions	38,715,588	(7,620,355,669)	4,150,011,489

INCREASE (DECREASE) IN NET ASSETS	39,117,372	(12,005,898,473)	9,532,208,311

NET ASSETS
Beginning of period	—	44,336,400,643	34,804,192,332

End of period	$39,117,372	$32,330,502,170	$44,336,400,643

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(26,322)	$(90,255,758)	$173,862,959

SHARES ISSUED AND REDEEMED
Shares sold	1,600,000	6,750,000	388,800,000
Shares redeemed	—	(194,400,000)	(311,400,000)

Net increase (decrease) in shares outstanding	1,600,000	(187,650,000)	77,400,000

[a]	Commencement of operations.

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares Currency Hedged MSCI Emerging Markets ETF

Period from Sep. 23, 2014[a] to Feb. 28, 2015 (Unaudited)
Net asset value, beginning of period	$24.44

Income from investment operations:
Net investment income[b]	0.12
Net realized and unrealized gain[c]	0.37

Total from investment operations	0.49

Less distributions from:
Net investment income	(0.48)

Total distributions	(0.48)

Net asset value, end of period	$24.45

Total return	2.08%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$39,117
Ratio of expenses to average net assets[e,f]	0.04%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.78%
Ratio of net investment income to average net assets[e,f]	1.19%
Portfolio turnover rate[g,h]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See page 30 for the portfolio turnover rates of the underlying fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets ETF
	Six months ended Feb. 28, 2015 (Consolidated) (Unaudited)	Year ended Aug. 31, 2014 (Consolidated)	Year ended Aug. 31, 2013 (Consolidated)	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010
Net asset value, beginning of period	$45.11	$38.44	$39.22	$42.71	$40.19	$35.48

Income from investment operations:
Net investment income[a]	0.20	0.83	0.75	0.86	0.81	0.58
Net realized and unrealized gain (loss)[b]	(4.11)	6.55	(0.76)	(3.53)	2.56	4.73

Total from investment operations	(3.91)	7.38	(0.01)	(2.67)	3.37	5.31

Less distributions from:
Net investment income	(0.54)	(0.71)	(0.77)	(0.82)	(0.85)	(0.60)

Total distributions	(0.54)	(0.71)	(0.77)	(0.82)	(0.85)	(0.60)

Net asset value, end of period	$40.66	$45.11	$38.44	$39.22	$42.71	$40.19

Total return	(8.61)%[c]	19.34%	(0.08)%	(6.18)%	8.23%	14.97%

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,330,502	$44,336,401	$34,804,192	$34,256,628	$33,496,549	$39,766,955
Ratio of expenses to average net assets[d]	0.68%	0.67%	0.67%	0.68%	0.67%	0.68%
Ratio of expenses to average net assets prior to waived fees[d]	0.68%	0.68%	0.67%	0.69%	0.67%	0.68%
Ratio of net investment income to average net assets[d]	0.98%	1.98%	1.78%	2.13%	1.76%	1.45%
Portfolio turnover rate[e]	3%	22%	24%	15%	17%	14%

[a]	Based on average shares outstanding throughout each period.
[b]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015 and the years ended August 31, 2014, August 31, 2013, August 31, 2012 and August 31, 2011 were 3%, 7%, 9%, 10% and 15%, respectively. See Note 4.

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged MSCI Emerging Markets[a]	Non-diversified
MSCI Emerging Markets	Diversified

[a]	The Fund commenced operations on September 23, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Currently the iShares Currency Hedged MSCI Emerging Markets ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares MSCI Emerging Markets ETF. The financial statements and schedule of investments for the iShares MSCI Emerging Markets ETF are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged MSCI Emerging Markets ETF.

The iShares MSCI Emerging Markets ETF carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

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iSHARES®, INC.

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI Emerging Markets
Assets:
Exchange-Traded Funds	$39,061,423	$—	$—	$39,061,423
Money Market Funds	78,035	—	—	78,035
Forward Currency Contracts[a]	—	413,938	—	413,938

	$39,139,458	$413,938	$—	$39,553,396

Liabilities:
Forward Currency Contracts[a]	$—	$(304,309)	$—	$(304,309)

MSCI Emerging Markets
Assets:
Common Stocks	$30,694,741,064	$35,436,974	$12,585	$30,730,190,623
Preferred Stocks	1,445,460,290	—	—	1,445,460,290
Rights	1,131,794	—	—	1,131,794
Money Market Funds	1,176,551,836	—	—	1,176,551,836
Futures Contracts[a]	7,157,688	—	—	7,157,688

	$33,325,042,672	$35,436,974	$12,585	$33,360,492,231

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. The iShares Currency Hedged MSCI Emerging Markets ETF has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for federal income tax purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

The iShares MSCI Emerging Markets ETF conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a tax residence certificate from the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. Further, the Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Fund’s investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of the Fund, such an interpretation, amendment, or override renegotiation may cause the Fund to incur capital gains tax in India.

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iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Emerging Markets	$1,073,579,143	$1,073,579,143	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

With respect to the iShares MSCI Emerging Markets ETF, the Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the iShares Currency Hedged MSCI Emerging Markets ETF, BFA is entitled to an annual investment advisory fee of 0.78% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2020 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI Emerging Markets ETF (“EEM”) (and those assets used to hedge the securities in EEM against the U.S. dollar) such that the investment advisory fee on such assets is equal to the investment advisory fee of EEM plus 0.03%.

For its investment advisory services to EEM, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.54	Over $42 billion, up to and including $56 billion
0.47	Over $56 billion, up to and including $70 billion
0.41	Over $70 billion, up to and including $84 billion
0.35	Over $84 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for EEM through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA,

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iSHARES®, INC.

however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, the iShares MSCI Emerging Markets ETF paid to BTC securities lending agent services and collateral investment fees in the amount of $8,714,344.

For the six months ended February 28, 2015, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Emerging Markets ETF in the amount of $102,952, related to the foreign tax on the securities lending income. Such reimbursement is included in “Securities lending income — affiliated” in the Fund’s consolidated statement of operations.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Each Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI Emerging Markets
iShares MSCI Emerging Markets ETF	—	959,976	—	959,976	$39,061,423	$47,158	$—

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
Currency Hedged MSCI Emerging Markets	$238,869	$—
MSCI Emerging Markets	1,135,026,908	5,449,058,186

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Currency Hedged MSCI Emerging Markets	$38,719,756	$—
MSCI Emerging Markets	130,341,577	3,691,755,388

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

5.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into

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iSHARES®, INC.

a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by the iShares MSCI Emerging Markets ETF as of February 28, 2015 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$7,157,688

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments. Only current day’s variation margin is reported separately within the consolidated statement of assets and liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the iShares MSCI Emerging Markets ETF during the six months ended February 28, 2015 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(12,798,226)	$858,162

The following table shows the average quarter-end balances of open futures contracts held by the iShares MSCI Emerging Markets ETF for the six months ended February 28, 2015:

Average value of contracts purchased	$138,721,017

6.	FORWARD CURRENCY CONTRACTS

The iShares Currency Hedged MSCI Emerging Markets ETF may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table shows the value of forward currency contracts held by the iShares Currency Hedged MSCI Emerging Markets ETF as of February 28, 2015 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Forward currency contracts:
Unrealized appreciation on forward currency contracts/Net assets consist of – net unrealized appreciation	$413,938

Liabilities
Forward currency contracts:
Unrealized depreciation on forward currency contracts/Net assets consist of –net unrealized depreciation	$304,309

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the iShares Currency Hedged MSCI Emerging Markets ETF during the six months ended February 28, 2015 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Forward currency contracts:
Foreign currency transactions/Forward currency contracts	$257,420	$109,629

The following table shows the average quarter-end balances of outstanding forward currency contracts for the six months ended February 28, 2015:

iShares Currency Hedged MSCI Emerging Markets ETF
Average amounts purchased in U.S. dollars	$18,446,586
Average amounts sold in U.S. dollars	$40,232,457

The iShares Currency Hedged MSCI Emerging Markets ETF’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

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iSHARES®, INC.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statements of assets and liabilities.

The following table presents the exposure of the open forward currency contracts held by the iShares Currency Hedged MSCI Emerging Markets ETF that are subject to potential offset on the statement of assets and liabilities as of February 28, 2015:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$413,938	$(161,456)	$252,482

	Derivative Liabilities Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Liabilities
Forward currency contracts	$304,309	$(161,456)	$142,853

7.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity and financial derivative instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets, with the iShares Currency Hedged MSCI Emerging Markets ETF investing indirectly, in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI Emerging Markets ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non- Expiring [a]	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
MSCI Emerging Markets	$3,444,042,588	$29,973,301	$13,844,901	$228,196,854	$1,201,366,175	$873,167,649	$5,790,591,468

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged MSCI Emerging Markets	$39,036,660	$102,798	$—	$102,798
MSCI Emerging Markets	34,103,717,143	5,745,707,966	(6,496,090,566)	(750,382,600)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

9.	LINE OF CREDIT

The iShares MSCI Emerging Markets ETF, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 28, 2015. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The iShares MSCI Emerging Markets ETF did not borrow under the credit agreement during the six months ended February 28, 2015.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

10.	LEGAL PROCEEDINGS

On January 18, 2013, a lawsuit was filed in the United States District Court for the Middle District of Tennessee by Laborers’ Local 265 Pension Fund and Plumbers and Pipefitters Local No. 572 Pension Fund (the “Plaintiffs”) against BFA, BTC, and the current members of the iShares Trust Board of Trustees and the Board of Directors of iShares, Inc. (collectively, “Defendants”) for alleged violations of, among other things, Sections 36(a) and 36(b) of the 1940 Act. The complaint purports to be brought derivatively on behalf of iShares Trust and iShares, Inc., as well as the following eight funds: iShares Russell Mid-Cap ETF; iShares MSCI EAFE ETF; iShares MSCI Emerging Markets ETF; iShares Russell 2000 Growth ETF; iShares Russell 2000 Value ETF; iShares Core S&P Mid-Cap ETF; iShares Core S&P Small-Cap ETF; and iShares U.S. Real Estate ETF. The complaint alleges, among other things, that BFA and BTC breached their fiduciary duties under the 1940 Act by charging allegedly excessive fees in connection with the provision of securities lending services to the above eight funds, that the individual defendants breached their fiduciary duties under the 1940 Act by approving those fee arrangements, and that the securities lending contracts are unenforceable under Section 47(b) of the 1940 Act. Plaintiffs seek injunctive relief, rescission of the securities lending contracts, and monetary damages of an unspecified amount. Defendants believe the claims are without merit and intend to vigorously defend themselves against the allegations in the lawsuit. The Court dismissed the complaint with prejudice on October 24, 2013. The Plaintiffs filed a notice of appeal on November 8, 2013. On February 13, 2014, the Plaintiffs filed an appeal brief with the United States Court of Appeals for the Sixth Circuit (the “Sixth Circuit”). Oral argument of the Plaintiff’s appeal was heard by the Sixth Circuit on July 30, 2014. On September 30, 2014, the Sixth Circuit affirmed the dismissal of the lawsuit. On December 29, 2014, the Plaintiffs filed a petition for a writ of certiorari asking the U.S. Supreme Court to hear their appeal of the Sixth Circuit’s ruling.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract

iSHARES®, INC.

iShares Currency Hedged MSCI Emerging Markets ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on March 18-19, 2014, the Board, including all of the Independent Directors, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Directors were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by an “at cost” service provider), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in identifying comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA is an indirect wholly-owned subsidiary of BlackRock. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	45

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as risk management, investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board considered certain information received at previous meetings regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different, generally more extensive, services provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

“all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for investment companies, including the Fund, were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board considered the proposed investment advisory fee rate for the Fund in relation to that of iShares MSCI Emerging Markets ETF. The Board noted that the Fund’s proposed investment advisory fee rate is higher than that of iShares MSCI Emerging Markets ETF, which invests in similar underlying securities but unlike the Fund, is not currency rate hedged, and concluded that the Fund’s higher relative fee is appropriate.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	47

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged MSCI Emerging Markets	$0.312356	$—	$0.168164	$0.480520	65%	—%	35%	100%
MSCI Emerging Markets	0.449492	—	0.085529	0.535021	84	—	16	100

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-85-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI All Country World Minimum Volatility ETF | ACWV | NYSE Arca
➢	iShares MSCI Emerging Markets EMEA ETF | EEME | NASDAQ
➢	iShares MSCI Emerging Markets Horizon ETF | EMHZ | BATS
➢	iShares MSCI Frontier 100 ETF | FM | NYSE Arca
➢	iShares MSCI World ETF | URTH | NYSE Arca

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

Performance as of February 28, 2015

The iShares MSCI All Country World Minimum Volatility ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed and emerging equity markets, as represented by the MSCI ACWI Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 6.17%, net of fees, while the total return for the Index was 6.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	15.12%	15.52%	14.97%	15.12%	15.52%	14.97%
Since Inception	13.72%	13.77%	13.43%	54.16%	54.39%	52.88%

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,061.70	$1.02	$1,000.00	$1,023.80	$1.00	0.20%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Health Care	17.08%
Financials	16.88
Consumer Staples	14.59
Consumer Discretionary	10.17
Information Technology	8.86
Telecommunication Services	8.51
Utilities	8.18
Industrials	8.08
Materials	4.47
Energy	3.18

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

United States	50.14%
Japan	13.03
Canada	7.81
China	5.78
Switzerland	5.23
Taiwan	3.88
Hong Kong	3.40
United Kingdom	2.64
Singapore	1.29
Malaysia	1.09

Total	94.29%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS EMEA ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets EMEA ETF (the “Fund”) seeks to track the investment results of an index composed of European, Middle Eastern and African emerging market equities, as represented by the MSCI Emerging Markets EMEA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -12.09%, net of fees, while the total return for the Index was -11.78%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(6.80)%	(5.94)%	(6.47)%	(6.80)%	(5.94)%	(6.47)%
Since Inception	(1.55)%	(1.35)%	(1.09)%	(4.75)%	(4.13)%	(3.35)%

The inception date of the Fund was 1/18/12. The first day of secondary market trading was 1/19/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$879.10	$2.28	$1,000.00	$1,022.40	$2.46	0.49%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	34.99%
Energy	17.59
Consumer Discretionary	15.21
Telecommunication Services	9.02
Materials	7.29
Consumer Staples	5.54
Industrials	4.43
Health Care	3.57
Utilities	2.36

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

South Africa	46.23%
Russia	21.59
Turkey	9.06
Poland	8.62
Qatar	4.85
United Arab Emirates	3.82
Greece	2.24
Egypt	1.30
Czech Republic	1.20
Hungary	1.09

TOTAL	100.00%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

Performance as of February 28, 2015

The iShares MSCI Emerging Markets Horizon ETF (the “Fund”) seeks to track the investment results of an index that takes the smallest 25% of countries by market capitalization from the universe of an index of emerging markets countries, and then excludes Brazil, China, India, and Russia, as represented by the MSCI Emerging Markets Horizon Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 14, 2014 (inception date of the Fund) through February 28, 2015, the total return for the Fund was -5.05%, net of fees, while the total return for the Index was -4.81%.

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	(5.05)%	(4.14)%	(4.81)%

The inception date of the Fund was 10/14/14. The first day of secondary market trading was 10/16/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (10/14/14) [a]	Ending Account Value (2/28/15)	Expenses Paid During Period [b]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$949.50	$1.83	$1,000.00	$1,022.30	$2.51	0.50%

[a]	The beginning of the period (commencement of operations) is October 14, 2014.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (137 days for actual and 181 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	36.93%
Consumer Staples	11.96
Telecommunication Services	11.78
Industrials	9.40
Materials	9.24
Consumer Discretionary	7.58
Utilities	6.61
Energy	4.96
Health Care	1.54

TOTAL	100.00%

TEN LARGEST COUNTRIES ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

Mexico	21.06%
Malaysia	15.68
Indonesia	11.92
Thailand	10.28
Turkey	6.89
Poland	6.30
Chile	6.14
Philippines	5.98
Qatar	3.54
Colombia	2.95

TOTAL	90.74%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI FRONTIER 100 ETF

Performance as of February 28, 2015

The iShares MSCI Frontier 100 ETF (the “Fund”) seeks to track the investment results of an index composed of frontier market equities, as represented by the MSCI Frontier Markets 100 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -11.27%, net of fees, while the total return for the Index was -10.48%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(0.32)%	(0.55)%	0.93%	(0.32)%	(0.55)%	0.93%
Since Inception	13.79%	14.27%	14.64%	37.50%	38.95%	40.08%
The inception date of the Fund was 9/12/12. The first day of secondary market trading was 9/13/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$887.30	$3.70	$1,000.00	$1,020.90	$3.96	0.79%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	50.99%
Telecommunication Services	16.19
Energy	12.41
Consumer Staples	6.73
Materials	5.93
Industrials	5.25
Utilities	1.32
Health Care	1.18

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

Kuwait	26.43%
Argentina	13.09
Pakistan	10.75
Nigeria	10.70
Kenya	8.17
Oman	6.28
Morocco	5.65
Vietnam	3.86
Kazakhstan	3.78
Romania	3.28

TOTAL	91.99%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI WORLD ETF

Performance as of February 28, 2015

The iShares MSCI World ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, as represented by the MSCI World Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 2.13%, net of fees, while the total return for the Index was 2.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	7.83%	7.87%	7.87%	7.83%	7.87%	7.87%
Since Inception	15.47%	15.57%	15.37%	57.01%	57.44%	56.67%

The inception date of the Fund was 1/10/12. The first day of secondary market trading was 1/12/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,021.30	$1.20	$1,000.00	$1,023.60	$1.20	0.24%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	20.29%
Information Technology	13.45
Health Care	13.17
Consumer Discretionary	12.86
Industrials	10.91
Consumer Staples	9.89
Energy	7.56
Materials	5.35
Telecommunication Services	3.32
Utilities	3.20

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

United States	57.18%
Japan	8.33
United Kingdom	8.00
France	3.75
Canada	3.68
Switzerland	3.66
Germany	3.54
Australia	2.88
Spain	1.33
Sweden	1.23

TOTAL	93.58%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 (or commencement of operations, as applicable) and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.48%

CANADA — 7.82%
Agnico Eagle Mines Ltd.	153,703	$4,944,740
Bank of Montreal	87,884	5,451,884
Bank of Nova Scotia (The)	134,366	7,189,358
Barrick Gold Corp.	79,346	1,033,249
BCE Inc.	129,540	5,675,837
Canadian Imperial Bank of Commerce/Canada	62,992	4,826,368
Dollarama Inc.	124,825	6,249,997
Eldorado Gold Corp.	147,112	849,459
Enbridge Inc.	360,172	16,767,548
Fairfax Financial Holdings Ltd.	7,639	4,013,282
First Capital Realty Inc.	88,493	1,391,905
Franco-Nevada Corp.	147,828	7,809,022
Goldcorp Inc.	577,088	12,723,527
H&R REIT	48,945	947,816
Intact Financial Corp.	124,206	8,947,527
National Bank of Canada[a]	291,846	11,244,713
Pembina Pipeline Corp.	30,738	984,187
RioCan REIT	93,773	2,198,163
Rogers Communications Inc. Class B	52,832	1,870,582
Royal Bank of Canada	71,628	4,492,202
Shaw Communications Inc. Class B	357,886	8,311,932
Silver Wheaton Corp.	255,778	5,530,778
TELUS Corp.	161,856	5,760,526
Thomson Reuters Corp.	133,096	5,229,400
Toronto-Dominion Bank (The)	20,320	891,792
TransCanada Corp.	158,168	6,940,315

		142,276,109
CHILE — 0.42%
Aguas Andinas SA Series A	2,284,730	1,358,167
Banco de Chile	22,565,798	2,636,681
Empresa Nacional de Electricidad SA/Chile	592,692	890,715
Empresas COPEC SA	238,252	2,794,250

		7,679,813
CHINA — 5.78%
Bank of China Ltd. Class H	9,473,000	5,447,728
Beijing Capital International Airport Co. Ltd. Class H	948,000	893,550

Security	Shares	Value
Beijing Enterprises Holdings Ltd.	524,000	$3,891,766
Beijing Enterprises Water Group Ltd.	3,144,000	1,953,991
China Communications Services Corp. Ltd. Class H	2,096,000	962,131
China Construction Bank Corp. Class H	11,580,000	9,630,776
China Everbright Bank Co. Ltd. Class H	2,358,000	1,243,541
China Medical System Holdings Ltd.	1,048,000	1,735,079
China Mengniu Dairy Co. Ltd.	524,000	2,364,789
China Merchants Holdings International Co. Ltd.[a]	1,048,000	3,986,358
China Mobile Ltd.	1,048,000	14,242,784
China Resources Gas Group Ltd.[a]	1,048,000	2,591,808
China Resources Power Holdings Co. Ltd.[a]	524,000	1,388,469
China South City Holdings Ltd.[a]	1,572,000	496,606
China Unicom Hong Kong Ltd.	2,096,000	3,529,616
Guangdong Investment Ltd.	1,572,000	2,024,935
Haier Electronics Group Co. Ltd.	524,000	1,381,712
Hanergy Thin Film Power Group Ltd.[a]	9,012,000	5,252,337
Hengan International Group Co. Ltd.	393,000	4,507,456
Industrial & Commercial Bank of China Ltd. Class H	2,358,000	1,720,890
Inner Mongolia Yitai Coal Co. Ltd. Class B	911,036	1,238,098
Jiangsu Expressway Co. Ltd. Class H	1,048,000	1,293,202
Kunlun Energy Co. Ltd.[a]	1,572,000	1,546,572
Lenovo Group Ltd.[a]	5,588,000	8,617,486
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,096,000	1,726,971
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	650,400	1,358,590
Shenzhou International Group Holdings Ltd.[a]	524,000	2,074,257
Sihuan Pharmaceutical Holdings Group Ltd.[a]	4,002,000	2,384,032

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
Sino Biopharmaceutical Ltd.	3,144,000	$2,987,742
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,096,000	716,193
Sinopharm Group Co. Ltd. Class H	290,400	1,016,622
SOHO China Ltd.	1,287,500	921,368
Sun Art Retail Group Ltd.[a]	2,204,500	1,978,392
Tingyi Cayman Islands Holding Corp.[a]	1,572,000	3,952,575
Uni-President China Holdings Ltd.[a]	1,048,000	824,298
Zhejiang Expressway Co. Ltd. Class H	1,452,000	1,786,109
Zijin Mining Group Co. Ltd. Class H	5,240,000	1,554,004

		105,222,833
COLOMBIA — 0.08%
Corp. Financiera Colombiana SA	45,567	685,100
Corp. Financiera Colombiana SA New[b]	757	11,260
Ecopetrol SA	925,960	774,053

		1,470,413
EGYPT — 0.08%
Commercial International Bank Egypt SAE	192,278	1,392,053

		1,392,053
GERMANY — 0.62%
Celesio AG	48,768	1,509,463
Fresenius Medical Care AG & Co. KGaA	38,100	3,126,909
Kabel Deutschland Holding AGb	21,590	3,002,836
MAN SE	33,782	3,630,012

		11,269,220
HONG KONG — 3.40%
Cheung Kong Infrastructure Holdings Ltd.	524,000	4,469,450
CLP Holdings Ltd.	1,572,000	14,138,058
Hang Seng Bank Ltd.	703,900	12,833,744
Hong Kong & China Gas Co. Ltd.[a]	278,600	628,655
Link REIT (The)	2,127,000	13,575,808
MTR Corp. Ltd.	1,441,000	6,688,973
Power Assets Holdings Ltd.	655,000	6,739,648

Security	Shares	Value
Swire Pacific Ltd. Class A	131,000	$1,790,483
Yue Yuen Industrial Holdings Ltd.	262,000	1,016,859

		61,881,678
INDONESIA — 0.81%
Bank Central Asia Tbk PT	5,851,400	6,383,345
Indofood Sukses Makmur Tbk PT	1,600,200	916,169
Jasa Marga Persero Tbk PT	1,948,100	1,070,136
Kalbe Farma Tbk PT	12,126,100	1,693,432
Telekomunikasi Indonesia Persero Tbk PT	6,327,100	1,436,753
Tower Bersama Infrastructure Tbk PT	1,441,400	1,034,351
Unilever Indonesia Tbk PT	482,600	1,344,186
XL Axiata Tbk PT	2,502,400	928,357

		14,806,729
IRELAND — 0.20%
Kerry Group PLC Class A	28,117	2,049,932
Ryanair Holdings PLC ADR	25,613	1,622,584

		3,672,516
ISRAEL — 0.59%
Bank Leumi le-Israel BMa,b	302,660	1,050,460
Mizrahi Tefahot Bank Ltd.[b]	82,550	856,015
NICE-Systems Ltd.	52,185	3,023,055
Teva Pharmaceutical Industries Ltd.	102,274	5,732,330

		10,661,860
JAPAN — 13.03%
ABC-Mart Inc.	26,200	1,472,784
Ajinomoto Co. Inc.	54,000	1,037,584
ANA Holdings Inc.	978,000	2,657,195
Aozora Bank Ltd.	786,000	2,833,795
Astellas Pharma Inc.	257,500	4,094,755
Benesse Holdings Inc.	52,400	1,670,032
Calbee Inc.	78,600	2,971,868
Canon Inc.	203,200	6,610,438
Chugai Pharmaceutical Co. Ltd.	26,200	798,854
East Japan Railway Co.	26,200	2,199,314
Eisai Co. Ltd.	235,800	12,312,214
FamilyMart Co. Ltd.	52,400	2,366,975
Hikari Tsushin Inc.	26,200	1,700,715
ITOCHU Techno-Solutions Corp.	26,200	1,030,072
Japan Airlines Co. Ltd.	109,800	3,380,016

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
Japan Prime Realty Investment Corp.	786	$2,823,932
Japan Real Estate Investment Corp.	762	3,799,005
Japan Retail Fund Investment Corp.	2,286	4,904,923
Kakaku.com Inc.	131,000	2,174,110
Kamigumi Co. Ltd.	262,000	2,555,456
Kintetsu Corp.	262,000	1,016,923
Kyowa Hakko Kirin Co. Ltd.	262,000	3,166,925
Lawson Inc.	52,400	3,427,730
M3 Inc.	183,400	4,077,772
McDonald’s Holdings Co. Japan Ltd.[a]	52,400	1,156,749
Miraca Holdings Inc.	52,400	2,516,007
Mitsubishi Tanabe Pharma Corp.	209,600	3,531,176
Nagoya Railroad Co. Ltd.	524,000	2,217,943
Nippon Building Fund Inc.	786	3,944,958
Nippon Prologis REIT Inc.	1,235	2,851,311
Nippon Telegraph & Telephone Corp.	52,400	3,252,399
Nissin Foods Holdings Co. Ltd.	52,400	2,599,289
Nitori Holdings Co. Ltd.	52,400	3,471,563
Nomura Research Institute Ltd.	104,800	3,668,811
NTT DOCOMO Inc.	929,400	16,516,879
Oracle Corp. Japan	32,900	1,439,349
Oriental Land Co. Ltd./Japan	52,400	14,127,333
Osaka Gas Co. Ltd.	786,000	3,244,070
Otsuka Corp.	52,400	2,077,678
Otsuka Holdings Co. Ltd.	314,400	9,427,135
Park24 Co. Ltd.	97,800	1,845,638
Sankyo Co. Ltd.	26,200	988,431
Santen Pharmaceutical Co. Ltd.	78,600	5,266,519
Secom Co. Ltd.	131,000	8,160,584
Shimamura Co. Ltd.	26,200	2,540,115
Showa Shell Sekiyu KK	104,800	1,004,649
Suntory Beverage & Food Ltd.	131,000	4,920,239
Takeda Pharmaceutical Co. Ltd.	450,600	23,079,374
Tobu Railway Co. Ltd.	786,000	3,905,508
Toho Co. Ltd./Tokyo	97,800	2,376,586
Tokyo Gas Co. Ltd.	262,000	1,595,955
TonenGeneral Sekiyu KK	262,000	2,476,557
Unicharm Corp.	104,800	2,901,297
United Urban Investment Corp.	2,358	3,830,554

Security	Shares	Value
USS Co. Ltd.	205,100	$3,626,930
West Japan Railway Co.	157,200	8,962,945
Yamato Holdings Co. Ltd.	336,100	7,872,182
Yamazaki Baking Co. Ltd.	48,000	799,030

		237,279,130
MALAYSIA — 1.09%
Axiata Group Bhd	2,159,000	4,289,245
Hong Leong Bank Bhd	183,400	730,750
IHH Healthcare Bhd	1,423,000	2,199,254
Malayan Banking Bhd	1,210,400	3,089,811
Maxis Bhd	1,712,300	3,349,533
Public Bank Bhd	868,760	4,416,117
Telekom Malaysia Bhd	921,100	1,819,709

		19,894,419
NEW ZEALAND — 0.16%
Auckland International Airport Ltd.	852,170	2,805,227

		2,805,227
PERU — 0.15%
Cia. de Minas Buenaventura SA ADR	179,324	2,076,572
Credicorp Ltd.	4,978	722,905

		2,799,477
PHILIPPINES — 0.40%
Bank of the Philippine Islands	729,459	1,595,743
BDO Unibank Inc.	1,305,560	3,286,849
International Container Terminal Services Inc.	482,140	1,225,854
Philippine Long Distance Telephone Co.	15,720	1,127,390

		7,235,836
QATAR — 0.26%
Ooredoo QSC	22,860	718,789
Qatar National Bank SAQ	73,017	4,076,440

		4,795,229
RUSSIA — 0.11%
Alrosa AO	1,723,400	1,958,591

		1,958,591
SINGAPORE — 1.29%
Oversea-Chinese Banking Corp. Ltd.	685,800	5,284,306
Singapore Airlines Ltd.[a]	524,000	4,623,189
Singapore Press Holdings Ltd.[a]	1,030,000	3,097,346

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
Singapore Technologies Engineering Ltd.	524,000	$1,352,283
Singapore Telecommunications Ltd.	2,364,600	7,336,675
StarHub Ltd.[a]	584,200	1,842,672

		23,536,471
SOUTH KOREA — 0.39%
Dongbu Insurance Co. Ltd.	39,265	1,896,082
Samsung Fire & Marine Insurance Co. Ltd.	15,748	3,658,822
Samsung Life Insurance Co. Ltd.	9,211	835,876
Yuhan Corp.	4,900	763,428

		7,154,208
SWITZERLAND — 5.23%
Barry Callebaut AG Registered	2,051	2,138,622
Chocoladefabriken Lindt & Sprungli AG Registered	86	5,635,359
Givaudan SA Registered[b]	5,010	9,676,487
Kuehne + Nagel International AG Registered	7,620	1,115,671
Nestle SA Registered	261,874	20,552,137
Novartis AG Registered	189,738	19,504,186
Partners Group Holding AG	9,211	2,844,430
Roche Holding AG	25,908	7,072,775
Schindler Holding AG Registered	19,558	3,193,648
SGS SA Registered	3,144	6,397,443
Swiss Prime Site AG Registered[b]	52,185	4,778,120
Swisscom AG Registered	21,336	12,299,709

		95,208,587
TAIWAN — 3.88%
Advanced Semiconductor Engineering Inc.	978,000	1,317,287
Asia Cement Corp.	1,016,000	1,252,004
Chang Hwa Commercial Bank Ltd.	4,517,096	2,653,731
Chicony Electronics Co. Ltd.	524,930	1,459,207
China Development Financial Holding Corp.	3,623,000	1,257,465
Chunghwa Telecom Co. Ltd.	3,750,000	11,725,840
Delta Electronics Inc.	260,000	1,680,624
Far EasTone Telecommunications Co. Ltd.	1,527,000	3,773,132
First Financial Holding Co. Ltd.	6,979,232	4,122,425
Foxconn Technology Co. Ltd.	530,200	1,364,119
HTC Corp.[b]	520,000	2,533,355

Security	Shares	Value
Hua Nan Financial Holdings Co. Ltd.	5,648,050	$3,237,220
Kinsus Interconnect Technology Corp.	262,000	846,776
Lite-On Technology Corp.	1,796,261	2,282,147
MediaTek Inc.	262,760	3,957,506
SinoPac Financial Holdings Co. Ltd.	6,823,330	2,791,905
Synnex Technology International Corp.	1,040,000	1,518,357
Taiwan Business Bank[b]	3,771,800	1,120,551
Taiwan Cooperative Financial Holding Co. Ltd.	5,514,062	2,835,603
Taiwan Mobile Co. Ltd.	1,572,000	5,380,990
Taiwan Semiconductor Manufacturing Co. Ltd.	2,620,000	12,555,644
Yulon Motor Co. Ltd.	726,000	1,037,968

		70,703,856
THAILAND — 0.68%
Advanced Info Service PCL NVDR	438,600	3,160,959
BTS Group Holdings PCL NVDR	5,054,600	1,500,902
CP ALL PCL NVDR	1,828,800	2,262,666
PTT Exploration & Production PCL NVDR	543,300	1,898,945
PTT PCL NVDR	340,600	3,613,542

		12,437,014
UNITED ARAB EMIRATES — 0.23%
DP World Ltd.	47,902	1,015,522
First Gulf Bank PJSC	222,758	1,082,630
National Bank of Abu Dhabi PJSC	578,034	2,148,299

		4,246,451
UNITED KINGDOM — 2.64%
Capita PLC	53,177	976,295
Compass Group PLC	505,404	8,997,707
Fresnillo PLC	206,502	2,620,041
GlaxoSmithKline PLC	294,748	7,021,584
Inmarsat PLC	272,034	3,682,714
Randgold Resources Ltd.	80,010	6,404,935
Reckitt Benckiser Group PLC	66,415	6,014,568
Royal Dutch Shell PLC Class B	43,956	1,498,187
Sky PLC	470,080	7,239,186

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
SSE PLC	144,724	$3,518,114

		47,973,331
UNITED STATES — 50.14%
Abbott Laboratories	297,117	14,074,432
Accenture PLC Class A	17,748	1,597,852
Actavis PLC[b]	3,668	1,068,709
Airgas Inc.	8,345	978,201
Alleghany Corp.[b]	12,366	5,843,430
Altria Group Inc.	181,864	10,237,125
American Tower Corp.	46,380	4,598,113
American Water Works Co. Inc.	33,460	1,809,517
AmerisourceBergen Corp.	180,309	18,528,553
Arch Capital Group Ltd.[b]	121,261	7,173,801
AT&T Inc.	293,878	10,156,424
Automatic Data Processing Inc.	305,816	27,168,693
AutoZone Inc.[b]	23,452	15,072,131
Becton Dickinson and Co.	92,004	13,498,827
Berkshire Hathaway Inc. Class Bb	47,690	7,029,983
Bristol-Myers Squibb Co.	171,088	10,422,681
CH Robinson Worldwide Inc.	19,432	1,443,798
Chevron Corp.	7,825	834,771
Chipotle Mexican Grill Inc.[b]	4,543	3,020,959
Chubb Corp. (The)	117,563	11,809,203
Church & Dwight Co. Inc.	123,952	10,553,273
Clorox Co. (The)	98,044	10,651,500
Coca-Cola Co. (The)	151,130	6,543,929
Colgate-Palmolive Co.	252,486	17,881,059
Consolidated Edison Inc.	264,668	16,711,138
Costco Wholesale Corp.	13,628	2,002,771
CR Bard Inc.	53,757	9,092,459
Crown Castle International Corp.	59,300	5,118,183
DaVita HealthCare Partners Inc.[b]	55,085	4,109,341
Dollar General Corp.[b]	58,081	4,217,842
Dollar Tree Inc.[b]	75,375	6,005,880
Dominion Resources Inc./VA	175,514	12,652,804
Duke Energy Corp.	182,118	14,305,369
Ecolab Inc.	95,421	11,024,942
Eli Lilly & Co.	201,390	14,131,536
Everest Re Group Ltd.	41,361	7,338,682
Express Scripts Holding Co.[b]	60,673	5,144,464
Exxon Mobil Corp.	163,449	14,471,775
Facebook Inc. Class Ab	12,669	1,000,471
Family Dollar Stores Inc.	92,266	7,265,025

Security	Shares	Value
Federal Realty Investment Trust	58,252	$8,273,532
General Mills Inc.	433,070	23,294,835
Genuine Parts Co.	21,390	2,055,151
Health Care REIT Inc.	107,696	8,304,439
Henry Schein Inc.[b]	79,468	11,129,493
Hershey Co. (The)	77,470	8,039,837
Hormel Foods Corp.	88,033	5,150,811
Intel Corp.	45,974	1,528,636
International Business Machines Corp.	45,594	7,383,492
Intuit Inc.	98,806	9,646,430
JB Hunt Transport Services Inc.	36,634	3,132,207
JM Smucker Co. (The)	41,148	4,746,422
Johnson & Johnson	239,236	24,524,082
Kellogg Co.	195,846	12,628,150
Kimberly-Clark Corp.	148,844	16,322,233
Laboratory Corp. of America Holdings[b]	79,502	9,781,131
Marsh & McLennan Companies Inc.	252,698	14,375,989
McCormick & Co. Inc./MD	107,442	8,098,978
McDonald’s Corp.	241,223	23,856,955
McKesson Corp.	18,695	4,275,547
Merck & Co. Inc.	263,365	15,417,387
Microsoft Corp.	131,531	5,767,634
Motorola Solutions Inc.	81,026	5,504,906
Newmont Mining Corp.	304,800	8,025,384
NextEra Energy Inc.	19,432	2,010,435
O’Reilly Automotive Inc.[b]	29,178	6,072,817
OGE Energy Corp.	23,714	770,942
Omnicare Inc.	48,479	3,720,278
PartnerRe Ltd.	41,402	4,740,529
Patterson Companies Inc.	77,432	3,877,407
Paychex Inc.	295,656	14,734,017
People’s United Financial Inc.	284,430	4,303,426
PepsiCo Inc.	164,338	16,266,175
Perrigo Co. PLC	17,526	2,707,241
PetSmart Inc.	63,533	5,267,521
Pfizer Inc.	210,645	7,229,336
PG&E Corp.	202,184	10,863,346
Procter & Gamble Co. (The)	197,104	16,779,464
Public Storage	16,732	3,299,885
QUALCOMM Inc.	153,670	11,142,612
Range Resources Corp.	17,123	848,273

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY ETF

February 28, 2015

Security	Shares	Value
RenaissanceRe Holdings Ltd.[a]	36,372	$3,729,221
Republic Services Inc.	123,630	5,058,940
Reynolds American Inc.	27,186	2,055,805
Ross Stores Inc.	17,801	1,883,524
SBA Communications Corp. Class Ab	74,930	9,344,520
SCANA Corp.	21,869	1,245,440
Sherwin-Williams Co. (The)	6,561	1,871,197
Southern Co. (The)	525,272	24,052,205
Starbucks Corp.	76,161	7,119,911
Stericycle Inc.[b]	76,161	10,279,450
Synopsys Inc.[b]	140,259	6,509,420
Sysco Corp.	32,196	1,255,322
Target Corp.	161,353	12,396,751
TJX Companies Inc. (The)	100,877	6,924,197
Travelers Companies Inc. (The)	67,212	7,221,257
Union Pacific Corp.	26,948	3,240,767
United Parcel Service Inc. Class B	81,180	8,258,441
UnitedHealth Group Inc.	50,613	5,751,155
Varian Medical Systems Inc.[b]	35,019	3,255,716
Verisk Analytics Inc. Class Ab	113,622	8,159,196
Verizon Communications Inc.	386,080	19,091,656
VF Corp.	17,358	1,330,664
Visa Inc. Class A	19,219	5,214,307
Wal-Mart Stores Inc.	197,106	16,543,107
Waste Management Inc.	239,522	13,049,159
Wisconsin Energy Corp.	203,962	10,397,983
WR Berkley Corp.	97,547	4,868,571
Xcel Energy Inc.	255,715	9,021,625
Yum! Brands Inc.	15,016	1,217,948

		912,834,466

TOTAL COMMON STOCKS
(Cost: $1,571,549,310)		1,811,195,517

PREFERRED STOCKS — 0.13%

COLOMBIA — 0.13%
Grupo Aval Acciones y Valores	3,022,883	1,484,669
Grupo de Inversiones Suramericana SA	57,466	804,097

		2,288,766

TOTAL PREFERRED STOCKS
(Cost: $3,106,658)		2,288,766

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.32%

MONEY MARKET FUNDS — 2.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	37,044,316	$37,044,316
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	2,161,996	2,161,996
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,083,292	3,083,292

		42,289,604

TOTAL SHORT-TERM INVESTMENTS
(Cost: $42,289,604)		42,289,604

TOTAL INVESTMENTS IN SECURITIES — 101.93%
(Cost: $1,616,945,572)		1,855,773,887
Other Assets, Less Liabilities — (1.93)%		(35,067,313)

NET ASSETS — 100.00%		$1,820,706,574

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 98.64%

CZECH REPUBLIC — 1.19%
CEZ AS	2,154	$54,592
Komercni Banka AS	198	42,854
O2 Czech Republic AS	1,076	9,133

		106,579
EGYPT — 1.30%
Commercial International Bank Egypt SAE GDR	13,300	88,977
Global Telecom Holding SAE GDR[a]	10,546	26,892

		115,869
GREECE — 2.24%
Alpha Bank AEa	48,296	20,043
Eurobank Ergasias SAa,b	107,048	16,450
FF Group[a]	428	13,586
Hellenic Telecommunications Organization SAa	3,126	31,206
JUMBO SA	1,334	15,262
National Bank of Greece SAa	20,198	30,358
OPAP SA	2,958	27,306
Piraeus Bank SAa	28,300	18,030
Public Power Corp. SAa	1,620	12,719
Titan Cement Co. SA	600	15,203

		200,163
HUNGARY — 1.09%
MOL Hungarian Oil & Gas PLC	548	24,320
OTP Bank PLC	2,910	46,155
Richter Gedeon Nyrt	1,836	26,708

		97,183
POLAND — 8.61%
Alior Bank SAa	594	13,291
Bank Handlowy w Warszawie SA	422	12,072
Bank Millennium SA	5,792	11,036
Bank Pekao SA	1,702	85,350
Bank Zachodni WBK SA	454	41,104
CCC SA	300	14,728
Cyfrowy Polsat SA	2,422	15,762
ENEA SA	2,766	12,118
Energa SA	2,754	16,747
Eurocash SA	1,048	9,460
Getin Noble Bank SAa	14,168	7,122
Grupa Azoty SA	604	12,569
Grupa Lotos SAa	1,222	8,600

Security	Shares	Value
KGHM Polska Miedz SA	1,856	$60,694
LPP SA	12	23,446
mBank	194	23,976
Orange Polska SA	8,568	22,855
PGE Polska Grupa Energetyczna SA	10,860	60,813
Polski Koncern Naftowy Orlen SA	4,154	61,308
Polskie Gornictwo Naftowe i Gazownictwo SA	23,376	31,777
Powszechna Kasa Oszczednosci Bank Polski SA	11,348	99,981
Powszechny Zaklad Ubezpieczen SA	728	96,151
Synthos SA	7,360	8,792
Tauron Polska Energia SA	13,980	18,513

		768,265
QATAR — 4.85%
Barwa Real Estate Co.	1,328	17,760
Commercial Bank of Qatar QSC (The)	934	17,698
Doha Bank QSC	784	12,509
Gulf International Services QSC	616	16,138
Industries Qatar QSC	1,976	84,108
Masraf Al Rayan	4,762	62,900
Ooredoo QSC	1,044	32,827
Qatar Electricity & Water Co. QSC	358	18,728
Qatar Islamic Bank SAQ	768	21,870
Qatar National Bank SAQ	2,270	126,731
Vodafone Qatar QSC	4,340	21,131

		432,400
RUSSIA — 20.31%
Alrosa AO	23,200	26,366
Gazprom OAO	76,710	189,807
Gazprom OAO ADR	38,355	191,392
Lukoil OAO	3,310	160,402
Lukoil OAO ADR	3,310	160,204
Magnit PJSC GDR[c]	3,376	160,934
MegaFon OAO GDR[c]	1,222	21,519
MMC Norilsk Nickel OJSC	718	130,953
Mobile TeleSystems OJSC ADR	6,620	65,538
Moscow Exchange MICEX-RTS OAO	18,060	22,435
NOVATEK OAO GDR[c]	1,184	99,278
Rosneft OAO	14,980	64,426
Rostelecom OJSC	10,380	15,153
RusHydro JSC	1,530,000	15,962
Sberbank of Russia	138,920	170,778

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

February 28, 2015

Security	Shares	Value
Severstal PAO	2,760	$30,905
Sistema JSFC GDR[c]	2,304	16,358
Surgutneftegas OAO	45,300	25,573
Surgutneftegas OAO ADR	4,530	25,164
Tatneft OAO Class S	18,320	94,498
Uralkali PJSC	8,730	24,150
Uralkali PJSC GDR[c]	1,746	24,479
VTB Bank OJSC	68,480,000	75,599

		1,811,873
SOUTH AFRICA — 46.19%
African Bank Investments Ltd.[a,b]	19,726	17
African Rainbow Minerals Ltd.	1,424	14,959
Anglo American Platinum Ltd.[a]	706	22,504
AngloGold Ashanti Ltd.[a]	5,254	59,118
Aspen Pharmacare Holdings Ltd.	4,142	147,083
Assore Ltd.	486	6,343
Barclays Africa Group Ltd.	4,360	72,110
Barloworld Ltd.	2,906	22,302
Bidvest Group Ltd. (The)	4,132	114,063
Brait SEa	4,448	29,857
Coronation Fund Managers Ltd.	2,984	26,470
Discovery Ltd.	4,164	42,805
Exxaro Resources Ltd.	1,910	18,728
FirstRand Ltd.	43,654	200,420
Foschini Group Ltd. (The)	2,464	34,978
Gold Fields Ltd.	10,130	47,168
Growthpoint Properties Ltd.	28,720	73,149
Impala Platinum Holdings Ltd.[a]	7,094	43,655
Imperial Holdings Ltd.	2,428	40,947
Investec Ltd.	3,150	27,843
Kumba Iron Ore Ltd.	846	16,625
Liberty Holdings Ltd.	1,404	17,032
Life Healthcare Group Holdings Ltd.	11,988	46,602
Massmart Holdings Ltd.	1,424	20,372
Mediclinic International Ltd.	5,076	53,652
MMI Holdings Ltd./South Africa	14,262	39,838
Mr. Price Group Ltd.	3,086	71,436
MTN Group Ltd.	21,584	382,744
Nampak Ltd.	7,504	26,203
Naspers Ltd. Class N	5,148	756,429
Nedbank Group Ltd.	2,626	57,649
Netcare Ltd.	12,468	43,942
Pick n Pay Stores Ltd.	3,340	15,139
PPC Ltd.	6,754	10,502

Security	Shares	Value
Rand Merchant Insurance Holdings Ltd.	8,672	$33,488
Redefine Properties Ltd.	45,102	45,826
Remgro Ltd.	6,238	148,282
Resilient Property Income Fund Ltd.	3,292	26,485
RMB Holdings Ltd.	9,140	53,242
Sanlam Ltd.	23,842	154,677
Sappi Ltd.[a]	7,116	29,922
Sasol Ltd.	7,178	261,003
Shoprite Holdings Ltd.	5,928	84,446
SPAR Group Ltd. (The)	2,160	33,115
Standard Bank Group Ltd.	15,724	205,790
Steinhoff International Holdings Ltd.	27,658	159,663
Telkom SA SOC Ltd.[a]	3,100	21,814
Tiger Brands Ltd.	2,106	62,802
Truworths International Ltd.	5,004	38,167
Tsogo Sun Holdings Ltd.	4,762	11,597
Vodacom Group Ltd.	4,850	56,520
Woolworths Holdings Ltd./South Africa	11,846	91,399

		4,120,922
TURKEY — 9.05%
Akbank TAS	23,300	75,968
Anadolu Efes Biracilik ve Malt Sanayii ASa	2,736	22,301
Arcelik AS	3,116	18,770
BIM Birlesik Magazalar AS	2,738	51,167
Coca-Cola Icecek ASb	1,012	19,616
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	24,616	30,636
Enka Insaat ve Sanayi AS	6,082	12,382
Eregli Demir ve Celik Fabrikalari TAS	18,488	31,022
Ford Otomotiv Sanayi AS	896	12,095
Haci Omer Sabanci Holding AS	11,830	45,533
KOC Holding AS	8,224	38,259
Petkim Petrokimya Holding AS	5,264	7,996
TAV Havalimanlari Holding AS	2,110	16,821
Tofas Turk Otomobil Fabrikasi AS	1,588	10,355
Tupras Turkiye Petrol Rafinerileri AS	1,656	34,898
Turk Hava Yollari[a]	7,324	26,355
Turk Telekomunikasyon AS	6,764	19,606
Turkcell Iletisim Hizmetleri ASa	11,536	60,318
Turkiye Garanti Bankasi AS	29,960	106,975
Turkiye Halk Bankasi AS	7,992	47,507

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA ETF

February 28, 2015

Security	Shares	Value
Turkiye Is Bankasi Class C	20,420	$51,070
Turkiye Sise ve Cam Fabrikalari AS	7,496	11,028
Turkiye Vakiflar Bankasi Tao Class D	9,922	20,751
Ulker Biskuvi Sanayi AS	1,902	14,709
Yapi ve Kredi Bankasi AS	11,548	21,305

		807,443
UNITED ARAB EMIRATES — 3.81%
Abu Dhabi Commercial Bank PJSC	15,046	31,544
Aldar Properties PJSC	40,792	29,211
Arabtec Holding PJSC[a]	27,932	24,032
DP World Ltd.	2,134	45,241
Dubai Financial Market	26,366	14,142
Dubai Islamic Bank PJSC	12,750	23,259
Emaar Properties PJSC	45,502	93,538
First Gulf Bank PJSC	10,156	49,359
National Bank of Abu Dhabi PJSC	8,048	29,911

		340,237

TOTAL COMMON STOCKS
(Cost: $10,125,641)		8,800,934

PREFERRED STOCKS — 1.27%

RUSSIA — 1.27%
AK Transneft OAO	20	44,653
Sberbank of Russia	13,600	11,828
Surgutneftegas OAO	89,800	56,221

		112,702

TOTAL PREFERRED STOCKS
(Cost: $138,572)		112,702

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[d,e,f]	17,060	17,060
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[d,e,f]	996	996
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[d,e]	5,276	5,276

		23,332

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,332)		23,332

Value
TOTAL INVESTMENTS IN SECURITIES — 100.17%
(Cost: $10,287,545)	$8,936,968
Other Assets, Less Liabilities — (0.17)%	(14,919)

NET ASSETS — 100.00%	$8,922,049

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.01%

CHILE — 5.80%
Banco de Chile	64,654	$7,554
Banco de Credito e Inversiones	100	4,621
Banco Santander Chile	197,062	10,342
Cencosud SA	3,862	9,554
Cia. Cervecerias Unidas SA	568	5,384
Colbun SA	28,352	7,965
CorpBanca SA	353,940	4,277
Empresa Nacional de Electricidad SA/Chile	9,022	13,559
Empresas CMPC SA	3,446	8,971
Empresas COPEC SA	1,398	16,396
Enersis SA	51,746	17,012
LATAM Airlines Group SAa	924	9,831
SACI Falabella	2,542	18,466

		133,932
COLOMBIA — 2.41%
Almacenes Exito SA	644	6,378
Cementos Argos SA	1,464	5,259
Cemex Latam Holdings SAa	494	2,971
Corp. Financiera Colombiana SA	308	4,631
Corp. Financiera Colombiana SA New[a]	5	74
Ecopetrol SA	13,040	10,901
Grupo Argos SA/Colombia	1,100	8,379
Grupo de Inversiones Suramericana SA	888	12,475
Interconexion Electrica SA ESP	1,446	4,528

		55,596
CZECH REPUBLIC — 0.92%
CEZ AS	460	11,659
Komercni Banka AS	44	9,523

		21,182
EGYPT — 1.00%
Commercial International Bank Egypt SAE GDR	2,600	17,394
Global Telecom Holding SAE GDR[a]	2,240	5,712

		23,106
GREECE — 1.69%
Alpha Bank AEa	14,546	6,037
Eurobank Ergasias SAa	28,858	4,434
Hellenic Telecommunications Organization SA	942	9,404
National Bank of Greece SAa	4,456	6,697

Security	Shares	Value
OPAP SA	778	$7,182
Public Power Corp. SAa	660	5,182

		38,936
HUNGARY — 0.86%
MOL Hungarian Oil & Gas PLC	116	5,148
OTP Bank PLC	588	9,326
Richter Gedeon Nyrt	368	5,353

		19,827
INDONESIA — 11.90%
Astra International Tbk PT	57,800	35,105
Bank Central Asia Tbk PT	33,600	36,655
Bank Mandiri Persero Tbk PT	26,600	24,696
Bank Negara Indonesia Persero Tbk PT	24,800	13,191
Bank Rakyat Indonesia Persero Tbk PT	30,000	29,884
Charoen Pokphand Indonesia Tbk PT	22,800	6,677
Gudang Garam Tbk PT	1,600	6,614
Indocement Tunggal Prakarsa Tbk PT	5,200	9,676
Indofood Sukses Makmur Tbk PT	16,600	9,504
Kalbe Farma Tbk PT	75,200	10,502
Lippo Karawaci Tbk PT	50,800	4,638
Matahari Department Store Tbk PT	5,200	7,181
Perusahaan Gas Negara Persero Tbk PT	31,000	12,472
Semen Indonesia Persero Tbk PT	9,600	11,048
Telekomunikasi Indonesia Persero Tbk PT	135,400	30,747
Unilever Indonesia Tbk PT	4,600	12,812
United Tractors Tbk PT	5,600	8,990
XL Axiata Tbk PT	11,600	4,303

		274,695
MALAYSIA — 15.67%
Alliance Financial Group Bhd	4,200	5,617
AMMB Holdings Bhd	5,800	10,284
Astro Malaysia Holdings Bhd	7,400	6,714
Axiata Group Bhd	6,600	13,112
British American Tobacco Malaysia Bhd	400	7,669
CIMB Group Holdings Bhd	13,200	21,792
Dialog Group Bhd	14,600	6,603
DiGi.Com Bhd	8,200	14,448
Gamuda Bhd	6,000	8,757
Genting Bhd	5,400	13,260
Genting Malaysia Bhd	8,600	9,807
Hong Leong Bank Bhd	1,800	7,172
IHH Healthcare Bhd	6,200	9,582

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 28, 2015

Security	Shares	Value
IJM Corp. Bhd	4,400	$8,766
IOI Corp. Bhd	8,200	10,716
Kuala Lumpur Kepong Bhd	1,600	10,078
Malayan Banking Bhd	11,600	29,611
Maxis Bhd	5,200	10,172
MISC Bhd	3,000	7,009
Petronas Chemicals Group Bhd	8,000	12,142
Petronas Gas Bhd	2,000	12,797
PPB Group Bhd	1,800	7,282
Public Bank Bhd	7,000	35,583
Sapurakencana Petroleum Bhd	10,800	8,540
Sime Darby Bhd	7,800	20,193
Telekom Malaysia Bhd	2,800	5,532
Tenaga Nasional Bhd	8,400	34,309
UMW Holdings Bhd	2,200	6,764
YTL Corp. Bhd	15,600	7,142

		361,453
MEXICO — 21.03%
Alfa SAB de CV Series Aa	7,400	16,030
America Movil SAB de CV Series L	85,800	91,814
Arca Continental SAB de CVa	1,000	6,339
Cemex SAB de CV CPO[a]	31,600	32,018
Coca-Cola Femsa SAB de CV Series L	1,200	10,360
Controladora Comercial Mexicana SAB de CV BC Units	1,200	3,849
El Puerto de Liverpool SAB de CV Series C1[a]	600	6,778
Fibra Uno Administracion SA de CV	6,200	17,387
Fomento Economico Mexicano SAB de CVa	5,000	47,729
Genomma Lab Internacional SAB de CV Series Ba	2,200	2,401
Gentera SAB de CV	2,800	5,367
Gruma SAB de CV Series B	400	4,899
Grupo Aeroportuario del Pacifico SAB de CV Series B	800	5,423
Grupo Aeroportuario del Sureste SAB de CV Series Ba	600	8,228
Grupo Bimbo SAB de CVa	4,400	12,424
Grupo Carso SAB de CV Series A1	1,600	7,221
Grupo Financiero Banorte SAB de CV Series O	6,400	34,752
Grupo Financiero Inbursa SAB de CV Series O	5,800	16,284

Security	Shares	Value
Grupo Financiero Santander Mexico SAB de CV Series B	4,800	$10,588
Grupo Mexico SAB de CV Series B	10,000	30,243
Grupo Televisa SAB CPO[a]	6,600	44,852
Industrias Penoles SAB de CV	410	8,712
Kimberly-Clark de Mexico SAB de CV Series A	4,000	8,146
Mexichem SAB de CV	2,400	6,995
OHL Mexico SAB de CVa	2,200	4,541
Promotora y Operadora de Infraestructura SAB de CVa	800	9,578
Wal-Mart de Mexico SAB de CV Series V	13,200	32,303

		485,261
PERU — 1.93%
Cia. de Minas Buenaventura SA ADR	480	5,559
Credicorp Ltd.	178	25,849
Southern Copper Corp.	438	13,039

		44,447
PHILIPPINES — 5.97%
Aboitiz Equity Ventures Inc.	7,440	9,593
Ayala Corp.	740	12,034
Ayala Land Inc.	20,600	16,937
Bank of the Philippine Islands	2,960	6,475
BDO Unibank Inc.	4,960	12,487
Energy Development Corp.	32,400	6,503
JG Summit Holdings Inc.	7,080	10,759
Jollibee Foods Corp.	1,580	7,877
Philippine Long Distance Telephone Co.	280	20,081
SM Investments Corp.	540	10,778
SM Prime Holdings Inc.	23,200	10,398
Universal Robina Corp.	2,800	13,844

		137,766
POLAND — 6.30%
Bank Pekao SA	378	18,955
Bank Zachodni WBK SA	102	9,235
Cyfrowy Polsat SA	700	4,555
KGHM Polska Miedz SA	432	14,127
mBank	54	6,674
Orange Polska SA	1,992	5,314
PGE Polska Grupa Energetyczna SA	2,304	12,902
Polski Koncern Naftowy Orlen SA	1,044	15,408
Polskie Gornictwo Naftowe i Gazownictwo SA	6,288	8,548

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 28, 2015

Security	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	2,538	$22,361
Powszechny Zaklad Ubezpieczen SA	158	20,868
Tauron Polska Energia SA	4,782	6,333

		145,280
QATAR — 3.53%
Industries Qatar QSC	430	18,303
Masraf Al Rayan	1,090	14,398
Ooredoo QSC	276	8,678
Qatar Islamic Bank SAQ	218	6,208
Qatar National Bank SAQ	500	27,914
Vodafone Qatar QSC	1,236	6,018

		81,519
THAILAND — 10.26%
Advanced Info Service PCL NVDR	3,000	21,621
Airports of Thailand PCL NVDR	1,400	13,381
Bangkok Bank PCL Foreign	1,200	6,830
Bangkok Dusit Medical Services PCL NVDR	11,600	7,714
BTS Group Holdings PCL NVDR	18,600	5,523
Central Pattana PCL NVDR	6,000	8,166
Charoen Pokphand Foods PCL NVDR	9,200	6,801
CP ALL PCL NVDR	12,800	15,837
Kasikornbank PCL Foreign	3,000	20,043
Kasikornbank PCL NVDR	1,600	10,739
Krung Thai Bank PCL NVDR	12,000	8,463
Minor International PCL NVDR	5,800	6,100
PTT Exploration & Production PCL NVDR	4,000	13,981
PTT Global Chemical PCL NVDR	6,000	10,393
PTT PCL NVDR	2,600	27,584
Siam Cement PCL (The) Foreign	1,200	19,078
Siam Commercial Bank PCL (The) NVDR	4,400	23,068
True Corp. PCL NVDR[a]	25,400	11,470

		236,792
TURKEY — 6.88%
Akbank TAS	5,000	16,302
Anadolu Efes Biracilik ve Malt Sanayii ASa	648	5,282
BIM Birlesik Magazalar AS	576	10,764
Coca-Cola Icecek AS	222	4,303
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,738	8,386

Security	Shares	Value
Eregli Demir ve Celik Fabrikalari TAS	4,024	$6,752
Haci Omer Sabanci Holding AS	3,036	11,685
KOC Holding AS	1,852	8,616
Tupras Turkiye Petrol Rafinerileri AS	374	7,881
Turk Hava Yollari[a]	2,130	7,665
Turkcell Iletisim Hizmetleri ASa	2,500	13,071
Turkiye Garanti Bankasi AS	6,330	22,602
Turkiye Halk Bankasi AS	1,678	9,975
Turkiye Is Bankasi Class C	5,188	12,975
Turkiye Vakiflar Bankasi Tao Class D	3,036	6,350
Yapi ve Kredi Bankasi AS	3,298	6,085

		158,694
UNITED ARAB EMIRATES — 2.86%
Abu Dhabi Commercial Bank PJSC	3,282	6,881
Aldar Properties PJSC	9,916	7,101
DP World Ltd.	506	10,727
Dubai Financial Market	5,422	2,908
Emaar Properties PJSC	9,518	19,566
First Gulf Bank PJSC	2,316	11,256
National Bank of Abu Dhabi PJSC	2,012	7,478

		65,917

TOTAL COMMON STOCKS
(Cost: $2,407,715)		2,284,403

PREFERRED STOCKS — 0.87%

CHILE — 0.33%
Sociedad Quimica y Minera de Chile SA Series B	296	7,608

		7,608
COLOMBIA — 0.54%
Bancolombia SA	1,206	12,475

		12,475

TOTAL PREFERRED STOCKS
(Cost: $23,764)		20,083

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[b,c]	1,588	1,588

		1,588

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,588)		1,588

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS HORIZON ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 99.95%
(Cost: $2,433,067)	$2,306,074
Other Assets, Less Liabilities — 0.05%	1,122

NET ASSETS — 100.00%	$2,307,196

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.60%

ARGENTINA — 13.04%
Banco Macro SA ADR	292,995	$14,825,547
BBVA Banco Frances SA ADR	343,551	5,792,270
Cresud SACIF y A ADR[a]	257,376	3,213,339
Grupo Financiero Galicia SA ADR	671,782	13,912,605
Pampa Energia SA ADR[a]	322,486	4,150,395
Petrobras Argentina SA ADR	546,541	3,175,403
Telecom Argentina SA ADR	669,484	15,029,916
YPF SA ADR	606,289	15,575,565

		75,675,040
BAHRAIN — 0.18%
Al-Salam Bank	3,142,055	1,075,133

		1,075,133
BANGLADESH — 3.17%
GrameenPhone Ltd.	1,149,000	4,945,250
Islami Bank Bangladesh Ltd.	1	—
Lafarge Surma Cement Ltd.	3,198,050	4,778,294
Square Pharmaceuticals Ltd.	2,018,418	6,834,718
Titas Gas Transmission & Distribution Co. Ltd.	1,915,400	1,846,435

		18,404,697
ESTONIA — 0.25%
Tallink Group AS	1,518,595	1,447,832

		1,447,832
JORDAN — 0.77%
Arab Bank PLC	465,728	4,491,242

		4,491,242
KAZAKHSTAN — 3.77%
Halyk Savings Bank of Kazakhstan JSC GDR[b]	551,137	3,631,993
KazMunaiGas Exploration Production JSC GDR[b]	1,297,221	14,853,180
KCell JSC GDR[b]	410,959	3,382,193

		21,867,366
KENYA — 8.14%
Co-operative Bank of Kenya Ltd. (The)	11,606,432	2,857,163
East African Breweries Ltd.	3,027,442	10,235,007
Equity Group Holdings Ltd./Kenya	15,550,900	9,102,551
Kenya Commercial Bank Ltd.	17,273,360	11,339,186
Safaricom Ltd.	79,357,600	13,718,272

		47,252,179

Security	Shares	Value
KUWAIT — 26.32%
Agility Public Warehousing Co. KSC	4,195,382	$11,336,955
ALAFCO Aviation Lease & Finance Co. KSCP	1,629,088	1,265,632
Burgan Bank SAK	4,189,637	6,792,858
Commercial Real Estate Co. KSC	6,400,396	2,097,073
Jazeera Airways	974,735	1,679,158
Kuwait Finance House KSCP	11,974,878	31,145,604
Kuwait International Bank KSCP	2,890,501	2,538,525
Kuwait Projects Co. Holding KSCP	3,563,049	8,665,412
Mabanee Co. SAK	2,261,000	8,095,457
Mobile Telecommunications Co. KSC	14,662,006	28,724,754
National Bank of Kuwait SAKP	13,083,663	41,542,453
National Industries Group Holding KPSC[a]	6,035,314	3,914,137
National Real Estate Co. KSC[a]	3,232,903	1,528,818
Qurain Petrochemical Co. KSC	1,848,741	1,236,449
Warba Bank KSCP[a]	2,919,226	2,228,492

		152,791,777
MAURITIUS — 0.93%
MCB Group Ltd.	880,134	5,374,964

		5,374,964
MOROCCO — 5.63%
Attijariwafa Bank	276,143	10,811,895
Banque Centrale Populaire	217,927	5,343,457
Douja Promotion Groupe Addoha SA	935,782	3,068,392
Maroc Telecom	976,600	13,464,397

		32,688,141
NIGERIA — 10.66%
Access Bank PLC	65,091,999	2,056,721
Afriland Properties PLC[a]	7,291	79
Dangote Cement PLC	4,027,628	3,042,346
Diamond Bank PLC	53,838,310	1,036,630
Ecobank Transnational Inc.[a]	39,527,487	3,200,448
FBN Holdings PLC	96,673,413	3,675,069
Guaranty Trust Bank PLC	83,975,814	9,742,936
Lafarge Africa PLC	5,921,563	2,484,981
Nestle Nigeria PLC	1,792,057	7,254,933
Nigerian Breweries PLC	20,888,054	14,437,559
Oando PLC	22,619,597	1,562,321

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2015

Security	Shares	Value
SEPLAT Petroleum Development Co. PLC	985,872	$2,287,632
Transnational Corp. of Nigeria PLC	140,912,594	1,864,457
United Bank for Africa PLC	79,451,398	1,361,127
Zenith Bank PLC	90,400,256	7,855,070

		61,862,309
OMAN — 6.25%
Bank Muscat SAOG	6,813,570	10,615,793
Bank Sohar SAOG	3,497,939	1,961,971
HSBC Bank Oman SAOG	4,694,298	1,694,384
National Bank of Oman SAOG	2,050,199	1,905,924
Oman Cables Industry	379,936	1,968,248
Oman Cement Co.	897,978	1,203,211
Oman Telecommunications Co. SAOG	1,846,443	8,462,664
Ooredoo QSC	2,254,338	4,167,979
Raysut Cement Co. SAOG	558,826	2,532,203
Renaissance Services SAOG	1,509,020	1,763,332

		36,275,709
PAKISTAN — 10.71%
Bank Al Habib Ltd.	4,213,000	2,069,783
Engro Corp. Ltd./Pakistan	1,915,461	5,697,008
Fauji Fertilizer Co. Ltd.	4,825,850	6,683,258
Hub Power Co. Ltd. (The)	4,021,530	3,507,559
Lucky Cement Ltd.	1,340,798	6,606,493
MCB Bank Ltd.	3,002,066	8,960,357
National Bank of Pakistan	4,787,626	3,179,057
Oil & Gas Development Co. Ltd.	4,940,700	10,244,305
Pakistan Oilfields Ltd.	574,500	2,081,706
Pakistan Petroleum Ltd.	1,149,150	1,947,354
Pakistan State Oil Co. Ltd.	1,149,000	4,324,194
United Bank Ltd./Pakistan	4,136,467	6,856,133

		62,157,207
ROMANIA — 3.26%
Banca Transilvania[a]	10,815,920	5,797,904
BRD-Groupe Societe Generale[a]	1,283,050	3,087,076
OMV Petrom SA	36,806,300	3,488,352
Societatea Nationala de Gaze Naturale ROMGAZ SA	441,982	3,770,034
Transgaz SA Medias	39,832	2,788,552

		18,931,918
SLOVENIA — 0.30%
Telekom Slovenije DD	10,724	1,735,723

		1,735,723

Security	Shares or Principal	Value
SRI LANKA — 2.37%
Commercial Bank of Ceylon PLC	3,749,570	$5,026,648
John Keells Holdings PLC	5,680,273	8,732,647

		13,759,295
VIETNAM — 3.85%
Bank for Foreign Trade of Vietnam JSC	1,784,780	3,210,472
Masan Group Corp.[a]	1,736,950	6,956,750
PetroVietnam Drilling and Well Services JSC	746,850	2,029,151
Saigon Thuong Tin Commercial JSB[a]	2,972,086	2,700,947
Vingroup JSC	3,205,715	7,433,325

		22,330,645

TOTAL COMMON STOCKS
(Cost: $595,706,580)		578,121,177

CONVERTIBLE BONDS — 0.00%

OMAN — 0.00%
Bank Muscat SAOG
4.50%, 03/20/17	$540,521	—

		—

TOTAL CONVERTIBLE BONDS
(Cost: $0)		—

RIGHTS — 0.00%

NIGERIA — 0.00%
Access Bank PLC[a]	24,827,146	1

		1

TOTAL RIGHTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 0.66%

MONEY MARKET FUNDS — 0.66%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	3,829,274	3,829,274

		3,829,274

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,829,274)		3,829,274

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FRONTIER 100 ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $599,535,854)	$581,950,452
Other Assets, Less Liabilities — (0.26)%	(1,499,641)

NET ASSETS — 100.00%	$580,450,811

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.53%

AUSTRALIA — 2.87%
AGL Energy Ltd.	5,166	$60,857
Amcor Ltd./Australia	9,796	104,742
AMP Ltd.	21,080	110,553
APA Group	9,748	70,122
Asciano Ltd.	9,238	46,857
ASX Ltd.	1,863	64,368
Aurizon Holdings Ltd.	15,686	58,076
Australia & New Zealand Banking Group Ltd.	17,763	491,367
Bendigo & Adelaide Bank Ltd.	3,782	37,952
BHP Billiton Ltd.	21,638	569,935
Brambles Ltd.	11,563	100,465
Cochlear Ltd.	446	31,566
Commonwealth Bank of Australia	10,416	749,434
Computershare Ltd.	4,433	43,652
Crown Resorts Ltd.	4,588	54,946
CSL Ltd.	3,317	239,490
Dexus Property Group	9,716	60,081
Fortescue Metals Group Ltd.	16,691	32,532
Goodman Group	15,810	77,222
GPT Group (The)	18,538	68,200
Iluka Resources Ltd.	3,941	24,247
Incitec Pivot Ltd.	13,702	43,652
Insurance Australia Group Ltd.	16,647	79,486
James Hardie Industries PLC	4,596	54,466
Lend Lease Group	6,541	88,831
Macquarie Group Ltd.	2,211	126,096
Mirvac Group	42,036	68,440
National Australia Bank Ltd.	15,252	452,469
Newcrest Mining Ltd.[a]	6,727	75,771
Novion Property Group	25,482	49,067
Orica Ltd.	2,945	45,689
Origin Energy Ltd.	7,967	76,144
QBE Insurance Group Ltd.	9,889	100,551
Ramsay Health Care Ltd.	1,271	66,557
Rio Tinto Ltd.	3,224	162,544
Santos Ltd.	8,401	52,213
Scentre Group	44,909	135,689
Sonic Healthcare Ltd.	3,164	48,146
Stockland	19,164	70,353
Suncorp Group Ltd.	8,356	91,438
Sydney Airport	6,064	24,492

Security	Shares	Value
Tatts Group Ltd.	15,314	$47,708
Telstra Corp. Ltd.	26,714	133,199
Toll Holdings Ltd.	5,878	41,133
Transurban Group	12,728	91,160
Wesfarmers Ltd.	6,855	235,288
Westfield Corp.	16,399	125,924
Westpac Banking Corp.	20,057	596,586
Woodside Petroleum Ltd.	4,433	122,072
Woolworths Ltd.	8,587	206,417

		6,608,245
AUSTRIA — 0.09%
ANDRITZ AG	899	51,981
Erste Group Bank AG	2,542	66,776
IMMOFINANZ AGa	14,990	45,851
OMV AG	1,209	34,912

		199,520
BELGIUM — 0.52%
Ageas	2,170	78,362
Anheuser-Busch InBev NV	5,332	679,998
Belgacom SA	1,023	38,571
Colruyt SA	651	30,544
Groupe Bruxelles Lambert SA	527	46,231
KBC Groep NVa	2,123	129,112
Solvay SA	434	64,647
UCB SA	899	68,922
Umicore SA	1,147	50,181

		1,186,568
CANADA — 3.67%
Agnico Eagle Mines Ltd.	1,984	63,827
Agrium Inc.	1,085	125,457
Alimentation Couche-Tard Inc. Class B	3,613	139,584
ARC Resources Ltd.	2,201	42,569
Bank of Montreal	3,968	246,155
Bank of Nova Scotia (The)	8,029	429,598
Barrick Gold Corp.	7,781	101,325
BCE Inc.	1,333	58,406
BlackBerry Ltd.[a,b]	3,224	34,960
Bombardier Inc. Class Bb	12,059	25,110
Brookfield Asset Management Inc. Class A	4,340	235,830
Cameco Corp.	2,976	45,999
Canadian Imperial Bank of Commerce/Canada	2,821	216,141

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Canadian National Railway Co.	5,828	$403,033
Canadian Natural Resources Ltd.	7,440	216,649
Canadian Oil Sands Ltd.	4,619	41,468
Canadian Pacific Railway Ltd.	1,426	267,350
Canadian Tire Corp. Ltd. Class A	589	62,134
Canadian Utilities Ltd. Class A	992	33,010
Catamaran Corp.[a,b]	1,519	75,923
Cenovus Energy Inc.	5,208	89,966
CGI Group Inc. Class Aa,b	1,860	77,921
CI Financial Corp.	1,674	47,084
Crescent Point Energy Corp.	2,883	71,229
Eldorado Gold Corp.	4,412	25,476
Enbridge Inc.	5,053	235,239
Encana Corp.	5,301	69,157
Fairfax Financial Holdings Ltd.	124	65,146
Finning International Inc.	1,643	33,145
First Quantum Minerals Ltd.	5,061	64,243
Fortis Inc./Canada	1,643	52,080
Franco-Nevada Corp.	1,767	93,342
George Weston Ltd.	527	44,759
Gildan Activewear Inc.	899	54,740
Goldcorp Inc.	5,952	131,229
Great-West Lifeco Inc.	1,457	41,143
Husky Energy Inc.	2,418	54,396
IGM Financial Inc.	899	31,888
Imperial Oil Ltd.	2,046	79,045
Intact Financial Corp.	1,147	82,627
Inter Pipeline Ltd.	1,876	49,880
Loblaw Companies Ltd.	1,891	96,606
Magna International Inc. Class A	1,581	172,047
Manulife Financial Corp.	11,935	208,085
Metro Inc.	2,976	82,751
National Bank of Canada	2,232	85,998
Onex Corp.	868	49,057
Open Text Corp.	992	57,852
Pembina Pipeline Corp.	2,356	75,436
Potash Corp. of Saskatchewan Inc.	5,797	208,221
Power Corp. of Canada	2,108	56,927
Power Financial Corp.	1,116	33,302
Restaurant Brands International Inc.	1,118	49,478
RioCan REIT	2,077	48,688
Rogers Communications Inc. Class B	2,480	87,807
Royal Bank of Canada	9,207	577,424

Security	Shares	Value
Saputo Inc.	2,232	$64,923
Shaw Communications Inc. Class B	2,641	61,337
Silver Wheaton Corp.	4,030	87,142
SNC-Lavalin Group Inc.	1,271	40,044
Sun Life Financial Inc.	3,875	119,479
Suncor Energy Inc.	10,385	312,136
Talisman Energy Inc.	7,099	55,318
Teck Resources Ltd. Class B	4,340	69,793
TELUS Corp.	64	2,278
Thomson Reuters Corp.	2,356	92,568
Toronto-Dominion Bank (The)	11,966	525,157
Tourmaline Oil Corp.[a,b]	1,457	45,344
TransCanada Corp.	4,588	201,319
Valeant Pharmaceuticals International Inc.[a,b]	2,309	455,402
Vermilion Energy Inc.	1,178	53,039

		8,433,221
DENMARK — 0.68%
AP Moeller – Maersk A/S Class A	62	138,297
AP Moeller – Maersk A/S Class B	31	71,618
Carlsberg A/S Class B	930	79,749
Coloplast A/S Class B	1,147	91,805
Danske Bank A/S	5,363	142,359
DSV A/S	2,604	84,309
Novo Nordisk A/S Class B	13,795	662,903
Novozymes A/S Class B	2,139	104,009
Pandora A/S	589	53,872
Vestas Wind Systems A/Sa	2,046	86,447
William Demant Holding A/Sa,b	589	48,427

		1,563,795
FINLAND — 0.34%
Elisa OYJ	1,209	32,966
Fortum OYJ	2,728	62,299
Kone OYJ Class B	2,418	111,686
Metso OYJ	1,116	35,988
Nokia OYJ	25,699	207,110
Sampo OYJ Class A	2,604	131,727
Stora Enso OYJ Class R	5,022	48,331
UPM-Kymmene OYJ	4,123	77,554
Wartsila OYJ Abp	1,364	61,977

		769,638
FRANCE — 3.74%
Accor SA	1,240	65,126
Air Liquide SA	2,277	301,627

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Airbus Group NV	4,172	$258,918
Alcatel-Lucent[a,b]	23,467	92,047
Alstom SAa	1,581	52,402
ArcelorMittal[b]	6,200	67,943
AtoS	527	37,636
AXA SA	11,501	292,703
BNP Paribas SA	7,006	409,338
Bollore SA	5,968	32,827
Bouygues SA	1,426	56,669
Bureau Veritas SA	1,984	46,866
Cap Gemini SA	1,147	92,978
Carrefour SA	4,247	140,837
Casino Guichard Perrachon SA	496	46,788
Christian Dior SA	341	66,303
Cie. de Saint-Gobain	2,790	125,911
Cie. Generale des Etablissements Michelin Class B	1,085	104,637
Credit Agricole SA	8,401	118,447
Danone SA	3,906	273,078
Dassault Systemes	992	69,576
Edenred	1,705	46,625
Electricite de France SA	1,519	42,084
Essilor International SA	1,395	163,433
Eutelsat Communications SA	1,178	40,346
GDF Suez	9,331	208,014
Groupe Eurotunnel SE Registered	5,897	80,828
Hermes International	102	32,990
Iliad SA	248	64,549
Kering	558	113,910
Klepierre	2,132	104,478
L’Oreal SA	1,612	293,364
Lafarge SA	1,457	108,416
Lagardere SCA	1,209	34,838
Legrand SA	1,953	108,215
LVMH Moet Hennessy Louis Vuitton SA	1,798	330,541
Numericable-SFR SAS[a]	651	40,453
Orange SA	12,958	236,910
Pernod Ricard SA	1,488	176,832
Peugeot SAa	3,689	61,922
Publicis Groupe SA	1,302	106,418
Renault SA	1,347	129,707
Safran SA	1,767	124,665
Sanofi	7,812	768,456

Security	Shares	Value
Schneider Electric SE	3,708	$299,370
SCOR SE	1,364	45,072
SES SA	2,604	89,960
Societe BIC SA	310	46,489
Societe Generale SA	5,091	235,922
Sodexo SA	775	78,287
STMicroelectronics NV	4,867	43,563
Suez Environnement Co.	2,201	39,364
Technip SA	868	56,683
Thales SA	961	55,415
Total SA	14,291	773,183
Unibail-Rodamco SE	744	214,969
Veolia Environnement SA	3,255	63,527
Vinci SA	3,193	189,887
Vivendi SA	8,463	207,079

		8,609,421
GERMANY — 3.31%
adidas AGb	1,519	118,294
Allianz SE Registered	2,945	494,167
BASF SE	6,262	601,586
Bayer AG Registered	5,549	821,884
Bayerische Motoren Werke AG	2,170	275,040
Beiersdorf AG	837	72,881
Brenntag AG	1,674	98,107
Commerzbank AGa	7,781	105,211
Continental AG	824	197,140
Daimler AG Registered	6,355	616,650
Deutsche Annington Immobilien SE	1,705	65,930
Deutsche Bank AG Registered	9,209	303,422
Deutsche Boerse AG	1,519	124,206
Deutsche Post AG Registered	7,099	242,302
Deutsche Telekom AG Registered	20,832	389,515
E.ON SE	12,369	200,405
Fresenius Medical Care AG & Co. KGaA	1,550	127,210
Fresenius SE & Co. KGaA	2,790	160,163
GEA Group AG	1,891	93,750
Hannover Rueck SE	620	59,911
HeidelbergCement AG	1,116	89,038
Henkel AG & Co. KGaA	992	104,603
Infineon Technologies AG	8,370	97,121
Kabel Deutschland Holding AGa	341	47,428
Lanxess AG	744	38,416
Linde AG	1,364	278,141

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
MAN SE	403	$43,304
Merck KGaA	930	96,177
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,209	251,552
Osram Licht AG	1,116	51,297
QIAGEN NVa,b	2,263	57,048
RWE AG	3,658	102,513
SAP SE	6,293	443,559
Siemens AG Registered	5,456	610,870
ThyssenKrupp AG	3,793	101,213
Volkswagen AG	124	30,786

		7,610,840
HONG KONG — 1.20%
AIA Group Ltd.	99,200	583,909
Bank of East Asia Ltd.	31,000	127,510
BOC Hong Kong Holdings Ltd.	46,500	163,985
CLP Holdings Ltd.	31,000	278,804
Galaxy Entertainment Group Ltd.[b]	31,000	157,489
Hang Seng Bank Ltd.	15,500	282,601
Hong Kong & China Gas Co. Ltd.[b]	93,464	210,900
Hong Kong Exchanges and Clearing Ltd.[b]	5,500	126,943
Li & Fung Ltd.[b]	62,000	63,395
Link REIT (The)	31,000	197,861
Michael Kors Holdings Ltd.[a]	1,426	96,127
MTR Corp. Ltd.	46,500	215,848
New World Development Co. Ltd.	62,333	73,542
Sands China Ltd.[b]	24,800	113,200
Wynn Macau Ltd.[b]	24,800	65,074

		2,757,188
IRELAND — 0.61%
Bank of Ireland[a]	198,090	75,544
CRH PLC	5,270	149,639
Endo International PLC[a]	620	53,072
Jazz Pharmaceuticals PLC[a]	186	31,637
Kerry Group PLC Class A	1,364	99,445
Medtronic PLC	9,445	732,838
Pentair PLC	1,581	105,089
Tyco International PLC	3,441	145,279

		1,392,543
ISRAEL — 0.18%
Bank Hapoalim BM	15,500	70,200
Teva Pharmaceutical Industries Ltd.	6,324	354,452

		424,652

Security	Shares	Value
ITALY — 0.88%
Assicurazioni Generali SpA	8,432	$174,023
Atlantia SpA	3,942	104,083
Banca Monte dei Paschi di Siena SpA[a,b]	45,209	31,236
Banco Popolare SCa	1,377	21,283
CNH Industrial NV	8,184	67,929
Enel Green Power SpA	15,004	32,177
Enel SpA	45,880	211,917
Eni SpA	16,585	310,291
Finmeccanica SpA[a]	1,457	17,682
Intesa Sanpaolo SpA	89,621	299,962
Intesa Sanpaolo SpA RSP	13,485	40,839
Luxottica Group SpA	1,364	84,376
Saipem SpA[a]	3,441	35,450
Snam SpA	14,477	73,429
Telecom Italia SpA[a]	86,397	103,303
Telecom Italia SpA RSP	35,681	35,039
Tenaris SA	3,472	49,809
Terna Rete Elettrica Nazionale SpA	11,346	51,287
UniCredit SpA	33,356	222,425
Unione di Banche Italiane SpA	7,812	61,424

		2,027,964
JAPAN — 8.31%
Aeon Co. Ltd.	9,300	99,539
ANA Holdings Inc.	31,000	84,226
Asahi Group Holdings Ltd.	6,200	191,713
Astellas Pharma Inc.	21,700	345,073
Bridgestone Corp.	6,200	237,741
Canon Inc.	9,300	302,545
Casio Computer Co. Ltd.	3,100	54,301
Chubu Electric Power Co. Inc.[a]	6,200	76,447
Chugai Pharmaceutical Co. Ltd.	3,100	94,521
Chugoku Electric Power Co. Inc. (The)	6,200	81,685
Dai-ichi Life Insurance Co. Ltd. (The)	9,300	140,692
Daiichi Sankyo Co. Ltd.	9,300	145,632
Daikin Industries Ltd.	3,100	202,189
Daiwa House Industry Co. Ltd.	6,200	122,008
Denso Corp.	6,200	291,368
East Japan Railway Co.	3,100	260,224
Eisai Co. Ltd.	3,100	161,865
FANUC Corp.	1,100	211,130

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Fast Retailing Co. Ltd.	200	$77,511
Fuji Heavy Industries Ltd.	6,200	210,617
FUJIFILM Holdings Corp.	3,100	106,903
Fujitsu Ltd.	9,000	54,273
Hakuhodo DY Holdings Inc.	12,400	137,127
Hitachi Ltd.	31,000	212,121
Honda Motor Co. Ltd.	15,500	512,085
Hoya Corp.	6,200	250,370
Iida Group Holdings Co. Ltd.	3,100	42,969
INPEX Corp.	9,300	110,352
ITOCHU Corp.	15,500	173,742
Japan Airlines Co. Ltd.	3,100	95,428
Japan Display Inc.[a]	6,200	25,361
Japan Retail Fund Investment Corp.	62	133,029
Japan Tobacco Inc.	9,300	293,443
JFE Holdings Inc.	6,200	154,942
JTEKT Corp.	6,200	97,244
JX Holdings Inc.	31,000	125,743
Kansai Electric Power Co. Inc. (The)[a]	9,300	83,513
Kao Corp.	6,200	277,469
KDDI Corp.	6,200	429,947
Kirin Holdings Co. Ltd.	9,300	121,710
Kobe Steel Ltd.	31,000	61,199
Komatsu Ltd.	9,300	193,671
Konica Minolta Inc.	9,300	94,910
Kuraray Co. Ltd.	9,300	127,973
Kyocera Corp.	3,100	156,653
Kyushu Electric Power Co. Inc.[a]	3,100	26,787
Marubeni Corp.	12,400	76,239
Marui Group Co. Ltd.	6,200	72,660
Mazda Motor Corp.	6,200	132,563
Mitsubishi Chemical Holdings Corp.	21,700	120,875
Mitsubishi Corp.	15,500	309,948
Mitsubishi Electric Corp.	8,000	93,755
Mitsubishi Estate Co. Ltd.	5,000	116,839
Mitsubishi Heavy Industries Ltd.	31,000	171,849
Mitsubishi Motors Corp.	6,200	54,923
Mitsubishi UFJ Financial Group Inc.	106,000	689,583
Mitsubishi UFJ Lease & Finance Co. Ltd.	21,700	104,919
Mitsui & Co. Ltd.	18,700	260,059
Mitsui Fudosan Co. Ltd.	4,000	109,967
Mizuho Financial Group Inc.	214,000	394,722

Security	Shares	Value
MS&AD Insurance Group Holdings Inc.	5,000	$138,149
Murata Manufacturing Co. Ltd.	800	98,674
Nagoya Railroad Co. Ltd.	31,000	131,214
NEC Corp.	15,000	45,673
Nidec Corp.	3,100	209,320
Nikon Corp.	6,200	80,129
Nintendo Co. Ltd.	500	53,453
Nippon Paint Holdings Co. Ltd.	3,100	107,616
Nippon Steel & Sumitomo Metal Corp.	62,470	166,071
Nippon Telegraph & Telephone Corp.	3,100	192,413
Nissan Motor Co. Ltd.	24,800	262,221
Nomura Holdings Inc.	34,100	209,657
NTT DOCOMO Inc.	18,600	330,551
Olympus Corp.[a]	3,100	112,414
Omron Corp.	3,100	136,919
ORIX Corp.	12,400	175,972
Otsuka Holdings Co. Ltd.	6,200	185,904
Panasonic Corp.	18,600	232,607
Rakuten Inc.	9,300	154,968
Resona Holdings Inc.	34,100	191,573
Ricoh Co. Ltd.	6,200	61,640
Sekisui House Ltd.	4,900	66,094
Seven & I Holdings Co. Ltd.	6,200	237,197
Seven Bank Ltd.	24,800	120,323
Shin-Etsu Chemical Co. Ltd.	3,100	212,717
Shionogi & Co. Ltd.	6,200	182,300
Shiseido Co. Ltd.	6,200	108,576
SoftBank Corp.	6,200	382,077
Sompo Japan Nipponkoa Holdings Inc.	3,100	96,518
Sony Corp.	9,300	265,631
Sumitomo Corp.	12,400	136,400
Sumitomo Electric Industries Ltd.	12,400	160,880
Sumitomo Mitsui Financial Group Inc.	9,300	370,265
Sumitomo Mitsui Trust Holdings Inc.	31,000	128,491
Sumitomo Realty & Development Co. Ltd.	2,000	68,777
Suzuki Motor Corp.	3,100	98,022
T&D Holdings Inc.	9,300	120,854
Takeda Pharmaceutical Co. Ltd.	6,200	317,559

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Tohoku Electric Power Co. Inc.	6,200	$72,660
Tokio Marine Holdings Inc.	6,200	225,631
Tokyo Electric Power Co. Inc.[a]	13,900	54,533
Tokyo Electron Ltd.	3,100	233,126
Tokyu Fudosan Holdings Corp.	9,300	63,558
Toshiba Corp.	31,000	128,206
Toyota Motor Corp.	18,600	1,254,522
Unicharm Corp.	3,100	85,821
USS Co. Ltd.	9,300	164,459
Yahoo Japan Corp.	21,800	87,714
Yamada Denki Co. Ltd.	12,400	53,834
Yamato Holdings Co. Ltd.	3,100	72,609
Yokogawa Electric Corp.	6,200	65,763

		19,111,147
NETHERLANDS — 1.08%
Aegon NV	12,896	100,096
Akzo Nobel NV	1,674	124,675
Altice SAa,b	806	80,551
ASML Holding NV	2,356	255,302
Fiat Chrysler Automobiles NVa,b	6,851	105,968
Gemalto NVb	643	52,317
Heineken Holding NV	744	51,881
Heineken NV	1,519	118,993
ING Groep NV CVA[a]	27,249	408,180
Koninklijke Ahold NV	6,460	121,477
Koninklijke DSM NV	1,396	78,135
Koninklijke KPN NV	22,052	75,490
Koninklijke Philips NV	6,897	207,093
Randstad Holding NV	1,069	63,130
Reed Elsevier NV	4,588	114,244
Unilever NV CVA	10,540	459,883
Wolters Kluwer NV	2,046	66,518

		2,483,933
NEW ZEALAND — 0.04%
Fletcher Building Ltd.	7,564	49,456
Spark New Zealand Ltd.	18,941	46,871

		96,327
NORWAY — 0.26%
DNB ASA	7,037	115,097
Norsk Hydro ASA	9,641	55,342
Orkla ASA	7,006	55,275
Seadrill Ltd.[b]	2,976	34,517
Statoil ASA	8,277	156,748
Telenor ASA	4,743	95,603

Security	Shares	Value
Yara International ASA	1,395	$77,152

		589,734
PORTUGAL — 0.06%
Banco Comercial Portugues SA Registered[a,b]	167,555	15,636
EDP – Energias de Portugal SA	21,080	83,370
Galp Energia SGPS SA	4,123	48,581

		147,587
SINGAPORE — 0.47%
Ascendas REIT	62,000	112,595
CapitaLand Ltd.[b]	62,000	163,650
CapitaMall Trust[b]	93,000	144,276
Genting Singapore PLC	124,000	89,802
Global Logistic Properties Ltd.	62,000	118,065
Hutchison Port Holdings Trust[b]	124,000	86,180
Noble Group Ltd.	93,000	66,668
Singapore Press Holdings Ltd.[b]	7,000	21,050
Singapore Telecommunications Ltd.	93,000	288,552

		1,090,838
SPAIN — 1.32%
Abertis Infraestructuras SA	3,875	75,845
ACS Actividades de Construccion y Servicios SA	1,641	61,146
Amadeus IT Holding SA Class A	2,759	114,037
Banco Bilbao Vizcaya Argentaria SA	41,219	415,175
Banco de Sabadell SA	29,946	82,461
Banco Popular Espanol SA	16,678	76,960
Banco Santander SA	93,965	688,551
Bankia SAa	42,098	61,291
Bankinter SA	2,945	23,086
CaixaBank SA	14,613	68,021
Distribuidora Internacional de Alimentacion SA	5,921	45,181
Enagas SA	236	7,258
Ferrovial SA	3,782	80,345
Gas Natural SDG SA	2,573	62,323
Grifols SA	1,302	52,946
Iberdrola SA	30,829	211,176
Inditex SA	7,130	224,606
International Consolidated Airlines Group SAa	16,740	150,155
Red Electrica Corp. SA	112	9,565
Repsol SA	5,891	114,147
Telefonica SA	26,681	415,832

		3,040,107

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
SWEDEN — 1.23%
Alfa Laval AB	2,883	$57,862
Assa Abloy AB Class B	2,852	171,139
Atlas Copco AB Class A	4,061	130,924
Atlas Copco AB Class B	3,472	103,276
Boliden AB	3,414	69,092
Electrolux AB Class B	1,767	57,687
Elekta AB Class Bb	3,038	31,707
Hennes & Mauritz AB Class B	6,200	270,426
Hexagon AB Class B	1,798	64,908
Investment AB Kinnevik Class B	1,984	66,770
Investor AB Class B	3,813	151,638
Lundin Petroleum ABa,b	2,325	34,259
Millicom International Cellular SA SDR	434	30,284
Nordea Bank AB	19,003	256,312
Sandvik AB	8,096	90,853
Skandinaviska Enskilda Banken AB Class A	9,796	123,555
Skanska AB Class B	3,472	86,542
SKF AB Class B	3,100	78,050
Svenska Cellulosa AB SCA Class B	3,782	94,043
Svenska Handelsbanken AB Class A	3,069	154,540
Swedbank AB Class A	6,169	160,498
Swedish Match AB	1,643	51,748
Tele2 AB Class B	2,108	24,730
Telefonaktiebolaget LM Ericsson Class B	20,367	263,966
TeliaSonera AB	12,245	77,736
Volvo AB Class B	10,861	130,997

		2,833,542
SWITZERLAND — 3.65%
ABB Ltd. Registered[a]	15,469	333,693
Actelion Ltd. Registered[a]	899	108,203
Adecco SA Registered[a]	1,116	88,291
Aryzta AGa	1,085	87,212
Baloise Holding AG Registered	589	77,042
Cie. Financiere Richemont SA Class A Registered	3,627	321,380
Credit Suisse Group AG Registered	10,540	258,719
Geberit AG Registered	372	133,261
Givaudan SA Registered[a]	93	179,623
Holcim Ltd. Registered[a]	1,705	132,281

Security	Shares	Value
Julius Baer Group Ltd.[a]	1,829	$84,910
Kuehne + Nagel International AG Registered	465	68,082
Nestle SA Registered	21,204	1,664,111
Novartis AG Registered	15,531	1,596,515
Partners Group Holding AG	248	76,584
Roche Holding AG	4,588	1,252,505
Schindler Holding AG Participation Certificates	372	61,725
Schindler Holding AG Registered	279	45,558
SGS SA Registered	62	126,158
Sonova Holding AG Registered	403	56,156
Sulzer AG Registered	279	34,110
Swatch Group AG (The) Bearer	310	142,083
Swiss Life Holding AG Registered[a]	279	66,601
Swiss Prime Site AG Registered[a]	620	56,768
Swiss Re AG	2,356	217,831
Swisscom AG Registered	155	89,354
Syngenta AG Registered	682	241,578
Transocean Ltd.[b]	2,759	44,441
UBS Group AGa	22,059	389,756
Weatherford International PLC[a]	5,332	67,663
Zurich Insurance Group AGa	930	299,013

		8,401,207
UNITED KINGDOM — 7.98%
3i Group PLC	9,269	70,705
Aberdeen Asset Management PLC	8,277	59,940
Admiral Group PLC	1,457	33,212
Aggreko PLC	1,999	52,764
Amec Foster Wheeler PLC	2,449	33,324
Anglo American PLC	9,300	173,904
Antofagasta PLC	3,069	36,378
ARM Holdings PLC	9,858	176,568
Associated British Foods PLC	2,883	139,231
AstraZeneca PLC	8,587	593,118
Aviva PLC	21,204	176,623
Babcock International Group PLC	4,656	72,673
BAE Systems PLC	23,095	189,876
Barclays PLC	108,066	429,036
BG Group PLC	22,661	335,494
BHP Billiton PLC	14,198	354,686
BP PLC	122,078	845,288
British American Tobacco PLC	12,617	737,426
British Land Co. PLC (The)	8,339	106,770

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
BT Group PLC	50,375	$354,760
Bunzl PLC	3,379	99,007
Burberry Group PLC	3,069	88,786
Capita PLC	4,743	87,078
Carnival PLC	1,426	64,393
Centrica PLC	34,100	128,741
Cobham PLC	10,881	57,391
Compass Group PLC	12,162	216,520
Croda International PLC	1,209	50,988
Diageo PLC	16,678	498,859
Experian PLC	7,316	135,448
Friends Life Group Ltd.	7,573	48,112
G4S PLC	10,695	49,254
GKN PLC	8,835	49,863
GlaxoSmithKline PLC	31,620	753,262
Glencore PLC[a]	69,161	320,911
Hammerson PLC	8,525	88,994
HSBC Holdings PLC	124,589	1,111,532
ICAP PLC	4,960	41,085
IMI PLC	2,604	55,574
Imperial Tobacco Group PLC	6,603	325,822
Inmarsat PLC	3,503	47,423
InterContinental Hotels Group PLC	2,173	88,991
Intertek Group PLC	1,333	52,118
Intu Properties PLC	9,536	52,095
Investec PLC	4,991	44,582
ITV PLC	28,365	98,761
J Sainsbury PLC	10,058	42,263
Johnson Matthey PLC	1,705	89,824
Kingfisher PLC	15,996	90,328
Land Securities Group PLC	7,006	135,988
Legal & General Group PLC	38,843	167,778
Lloyds Banking Group PLC[a]	391,034	477,400
London Stock Exchange Group PLC	2,050	78,568
Marks & Spencer Group PLC	10,571	82,417
Meggitt PLC	8,060	67,885
National Grid PLC	22,692	310,915
Next PLC	1,147	132,854
Noble Corp. PLC	1,705	28,371
Old Mutual PLC	30,659	106,653
Pearson PLC	5,332	117,009
Petrofac Ltd.	1,891	25,702
Prudential PLC	16,337	411,403
Randgold Resources Ltd.	620	49,632

Security	Shares	Value
Reckitt Benckiser Group PLC	4,061	$367,766
Reed Elsevier PLC	8,432	145,684
Rexam PLC	5,443	46,769
Rio Tinto PLC	8,959	441,940
Rolls-Royce Holdings PLC[a]	13,206	193,677
Royal Bank of Scotland Group PLC[a]	16,647	94,467
Royal Dutch Shell PLC Class A	26,474	866,535
Royal Dutch Shell PLC Class B	17,329	590,638
RSA Insurance Group PLC[a]	7,767	51,481
SABMiller PLC	6,386	362,683
Sage Group PLC (The)	9,798	73,362
SEGRO PLC	10,075	67,028
Severn Trent PLC	1,736	54,488
Shire PLC	4,216	343,688
Sky PLC	6,789	104,550
Smith & Nephew PLC	6,479	118,750
Smiths Group PLC	3,348	59,760
SSE PLC	6,373	154,922
Standard Chartered PLC	15,438	236,432
Standard Life PLC	15,376	101,179
Tate & Lyle PLC	4,247	39,085
Tesco PLC	53,568	203,152
Tullow Oil PLC	7,781	46,572
Unilever PLC	8,494	376,209
United Utilities Group PLC	4,774	69,793
Vodafone Group PLC	174,161	603,969
Weir Group PLC (The)	1,767	46,531
Whitbread PLC	1,612	130,912
Wolseley PLC	2,026	124,331
WPP PLC	8,463	200,758

		18,359,467
UNITED STATES — 57.04%
3M Co.	4,092	690,116
Abbott Laboratories	9,889	468,442
AbbVie Inc.	10,447	632,043
Accenture PLC Class A	4,123	371,194
ACE Ltd.	2,077	236,799
Actavis PLC[a]	1,922	559,994
Activision Blizzard Inc.	3,565	83,136
Adobe Systems Inc.[a]	3,379	267,279
ADT Corp. (The)	1,240	48,633
Advance Auto Parts Inc.	527	81,648
AES Corp./VA	4,557	59,104
Aetna Inc.	2,635	262,314

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Affiliated Managers Group Inc.[a]	558	$120,762
Aflac Inc.	2,387	148,591
AGCO Corp.	868	43,174
Agilent Technologies Inc.	2,325	98,138
Air Products & Chemicals Inc.	1,426	222,656
Airgas Inc.	558	65,409
Akamai Technologies Inc.[a]	1,333	92,657
Albemarle Corp.	744	42,088
Alcoa Inc.	8,494	125,626
Alexion Pharmaceuticals Inc.[a]	1,364	246,025
Alleghany Corp.[a]	124	58,595
Allergan Inc./U.S.	2,077	483,401
Alliance Data Systems Corp.[a]	403	112,240
Alliant Energy Corp.	1,023	65,063
Allstate Corp. (The)	2,821	199,163
Altera Corp.	2,356	87,196
Altria Group Inc.	12,989	731,151
Amazon.com Inc.[a]	2,635	1,001,722
Ameren Corp.	1,922	81,512
American Airlines Group Inc.	775	37,123
American Capital Agency Corp.	2,356	50,501
American Electric Power Co. Inc.	3,286	189,208
American Express Co.	6,200	505,858
American International Group Inc.	8,866	490,556
American Realty Capital Properties Inc.	6,014	58,997
American Tower Corp.	2,790	276,601
American Water Works Co. Inc.	1,457	78,795
Ameriprise Financial Inc.	1,488	198,841
AmerisourceBergen Corp.	1,767	181,577
AMETEK Inc.	2,077	110,372
Amgen Inc.	5,022	792,070
Amphenol Corp. Class A	2,108	119,018
Anadarko Petroleum Corp.	3,348	282,002
Analog Devices Inc.	2,142	125,393
Annaly Capital Management Inc.	6,386	67,819
ANSYS Inc.[a]	775	66,627
Anthem Inc.	2,015	295,097
Aon PLC	1,984	199,114
Apache Corp.	2,449	161,242
Apple Inc.	39,215	5,037,559
Applied Materials Inc.	8,928	223,646
Arch Capital Group Ltd.[a]	868	51,351
Archer-Daniels-Midland Co.	4,557	218,189

Security	Shares	Value
Arrow Electronics Inc.[a]	837	$51,861
Assurant Inc.	620	37,987
AT&T Inc.	32,426	1,120,643
Autodesk Inc.[a]	1,674	107,538
Autoliv Inc.	682	76,725
Automatic Data Processing Inc.	3,162	280,912
AutoZone Inc.[a]	217	139,462
Avago Technologies Ltd.	1,891	241,329
AvalonBay Communities Inc.	899	151,338
Avery Dennison Corp.	992	53,122
Avnet Inc.	1,085	49,704
Axis Capital Holdings Ltd.	744	38,562
Baker Hughes Inc.	2,883	180,216
Ball Corp.	1,302	93,366
Bank of America Corp.	69,502	1,098,827
Bank of New York Mellon Corp. (The)	7,843	306,975
Baxter International Inc.	3,224	222,940
BB&T Corp.	4,247	161,598
Becton Dickinson and Co.	1,147	168,288
Bed Bath & Beyond Inc.[a]	1,550	115,723
Berkshire Hathaway Inc. Class Ba	7,564	1,115,009
Best Buy Co. Inc.	2,325	88,583
Biogen Idec Inc.[a]	1,581	647,562
BioMarin Pharmaceutical Inc.[a]	992	106,213
BlackRock Inc.[c]	930	345,421
Boeing Co. (The)	4,557	687,423
BorgWarner Inc.	1,302	80,021
Boston Properties Inc.	1,178	161,869
Boston Scientific Corp.[a]	10,106	170,791
Bristol-Myers Squibb Co.	11,005	670,425
Broadcom Corp. Class A	3,565	161,245
Brown-Forman Corp. Class B	1,023	93,799
Bunge Ltd.	1,085	88,731
CA Inc.	2,387	77,625
Cabot Oil & Gas Corp.	3,162	91,698
Calpine Corp.[a]	2,914	61,777
Cameron International Corp.[a]	1,674	78,812
Campbell Soup Co.	1,395	64,993
Capital One Financial Corp.	3,627	285,481
Cardinal Health Inc.	2,232	196,394
CareFusion Corp.[a]	1,705	102,436
CarMax Inc.[a]	1,581	106,101
Carnival Corp.	2,449	107,732

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Caterpillar Inc.	4,061	$336,657
CBRE Group Inc. Class Aa	2,759	94,523
CBS Corp. Class B NVS	3,534	208,859
Celanese Corp. Series A	1,209	69,046
Celgene Corp.[a]	5,766	700,742
CenterPoint Energy Inc.	2,914	60,582
CenturyLink Inc.	4,061	153,749
Cerner Corp.[a]	2,108	151,902
CF Industries Holdings Inc.	434	132,904
CH Robinson Worldwide Inc.	1,178	87,525
Charles Schwab Corp. (The)	8,432	247,395
Charter Communications Inc. Class Aa	589	106,373
Cheniere Energy Inc.[a]	1,736	139,974
Chesapeake Energy Corp.	4,154	69,289
Chevron Corp.	12,059	1,286,454
Chipotle Mexican Grill Inc.[a]	248	164,913
Chubb Corp. (The)	1,550	155,698
Church & Dwight Co. Inc.	961	81,820
Cigna Corp.	1,953	237,543
Cimarex Energy Co.	682	74,802
Cincinnati Financial Corp.	868	45,796
Cintas Corp.	1,085	90,576
Cisco Systems Inc.	33,759	996,228
CIT Group Inc.	1,271	58,784
Citigroup Inc.	19,933	1,044,888
Citrix Systems Inc.[a]	1,333	84,879
Clorox Co. (The)	713	77,460
CME Group Inc./IL	2,139	205,194
CMS Energy Corp.	2,139	75,143
Coach Inc.	1,860	81,003
Coca-Cola Co. (The)	25,544	1,106,055
Coca-Cola Enterprises Inc.	1,953	90,229
Cognizant Technology Solutions Corp. Class Aa	4,154	259,563
Colgate-Palmolive Co.	5,642	399,566
Comcast Corp. Class A	14,384	854,122
Comcast Corp. Class A Special NVS	2,759	162,629
Comerica Inc.	1,271	58,186
Computer Sciences Corp.	1,116	79,147
ConAgra Foods Inc.	3,038	106,269
Concho Resources Inc.[a]	837	91,166
ConocoPhillips	7,967	519,448

Security	Shares	Value
CONSOL Energy Inc.	1,860	$59,892
Consolidated Edison Inc.	1,798	113,526
Constellation Brands Inc. Class Aa	1,178	135,140
Continental Resources Inc./OKa,b	969	43,111
Core Laboratories NV	341	37,483
Corning Inc.	9,300	226,920
Costco Wholesale Corp.	2,914	428,241
CR Bard Inc.	558	94,380
Cree Inc.[a,b]	806	31,644
Crown Castle International Corp.	2,294	197,995
Crown Holdings Inc.[a]	1,302	69,006
CSX Corp.	7,068	242,503
Cummins Inc.	1,271	180,774
CVS Health Corp.	7,874	817,872
Danaher Corp.	4,061	354,444
Darden Restaurants Inc.	1,085	69,440
DaVita HealthCare Partners Inc.[a]	1,240	92,504
Deere & Co.	2,201	199,411
Delphi Automotive PLC	1,767	139,310
DENTSPLY International Inc.	1,147	60,802
Devon Energy Corp.	2,480	152,743
Dick’s Sporting Goods Inc.	775	41,920
Digital Realty Trust Inc.	1,085	72,022
DIRECTV[a]	3,348	296,633
Discover Financial Services	3,472	211,723
Discovery Communications Inc. Class Aa,b	1,054	34,044
Discovery Communications Inc. Class Ca	2,356	71,882
DISH Network Corp. Class Aa	1,736	130,269
Dollar General Corp.[a]	2,139	155,334
Dollar Tree Inc.[a]	1,612	128,444
Dominion Resources Inc./VA	3,689	265,940
Dover Corp.	1,395	100,510
Dow Chemical Co. (The)	7,936	390,769
DR Horton Inc.	2,108	57,569
Dr. Pepper Snapple Group Inc.	1,612	127,009
DTE Energy Co.	1,209	99,174
Duke Energy Corp.	4,309	338,472
Duke Realty Corp.	3,844	82,108
Dun & Bradstreet Corp. (The)	434	57,496
Eastman Chemical Co.	1,178	87,714
Eaton Corp. PLC	3,038	215,728
Eaton Vance Corp.	1,240	52,204

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
eBay Inc.[a]	7,688	$445,212
Ecolab Inc.	2,046	236,395
Edison International	2,449	157,348
Edwards Lifesciences Corp.[a]	837	111,338
EI du Pont de Nemours & Co.	6,045	470,603
Electronic Arts Inc.[a]	2,480	141,806
Eli Lilly & Co.	6,386	448,106
EMC Corp./MA	13,113	379,490
Emerson Electric Co.	4,371	253,168
Energen Corp.	651	42,081
Energizer Holdings Inc.	434	58,082
Ensco PLC Class A	1,612	39,446
Entergy Corp.	1,395	110,916
EOG Resources Inc.	3,720	333,758
EQT Corp.	1,147	91,542
Equifax Inc.	1,054	98,412
Equinix Inc.	379	84,962
Equity Residential	2,294	176,707
Essex Property Trust Inc.	409	90,974
Estee Lauder Companies Inc. (The) Class A	1,550	128,139
Everest Re Group Ltd.	341	60,504
Eversource Energy	2,139	110,693
Exelon Corp.	6,293	213,459
Expedia Inc.	837	76,795
Expeditors International of Washington Inc.	1,612	77,860
Express Scripts Holding Co.[a]	5,146	436,329
Exxon Mobil Corp.	27,900	2,470,266
F5 Networks Inc.[a]	589	69,570
Facebook Inc. Class Aa	13,454	1,062,462
Family Dollar Stores Inc.	713	56,142
Fastenal Co.	2,139	88,875
Federal Realty Investment Trust	775	110,073
FedEx Corp.	1,984	351,128
Fidelity National Information Services Inc.	1,767	119,432
Fifth Third Bancorp	5,518	106,828
First Republic Bank/CA	1,240	70,680
FirstEnergy Corp.	3,069	107,354
Fiserv Inc.[a]	1,984	154,891
FleetCor Technologies Inc.[a]	527	80,858
Flextronics International Ltd.[a]	5,363	65,321
FLIR Systems Inc.	1,364	44,030

Security	Shares	Value
Flowserve Corp.	1,395	$86,671
Fluor Corp.	1,333	77,314
FMC Corp.	1,147	72,731
FMC Technologies Inc.[a]	1,643	65,605
FNF Group	1,674	61,469
Ford Motor Co.	22,413	366,228
Fossil Group Inc.[a]	434	37,328
Franklin Resources Inc.	3,038	163,536
Freeport-McMoRan Inc.	6,200	134,106
Frontier Communications Corp.	8,153	65,061
Gap Inc. (The)	1,891	78,666
Garmin Ltd.	837	41,540
General Dynamics Corp.	2,046	283,944
General Electric Co.	63,891	1,660,527
General Growth Properties Inc.	3,627	105,219
General Mills Inc.	3,782	203,434
General Motors Co.	7,507	280,086
Genuine Parts Co.	1,023	98,290
Gilead Sciences Inc.[a]	10,323	1,068,740
Goldman Sachs Group Inc. (The)	2,564	486,622
Google Inc. Class Aa	1,891	1,063,933
Google Inc. Class Ca	1,860	1,038,624
H&R Block Inc.	2,449	83,633
Halliburton Co.	6,045	259,572
Hanesbrands Inc.	682	86,982
Harley-Davidson Inc.	1,271	80,797
Harris Corp.	930	72,242
Hartford Financial Services Group Inc. (The)	2,883	118,088
Hasbro Inc.	775	48,294
HCA Holdings Inc.[a]	2,170	155,242
HCP Inc.	3,503	148,387
Health Care REIT Inc.	2,108	162,548
Helmerich & Payne Inc.	1,023	68,602
Henry Schein Inc.[a,b]	713	99,856
Hershey Co. (The)	1,147	119,036
Hertz Global Holdings Inc.[a]	3,605	83,167
Hess Corp.	2,077	155,941
Hewlett-Packard Co.	12,617	439,576
HollyFrontier Corp.	1,364	60,002
Hologic Inc.[a]	2,139	69,261
Home Depot Inc. (The)	9,114	1,045,831
Honeywell International Inc.	4,712	484,299
Hormel Foods Corp.	1,302	76,180

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Hospira Inc.[a]	1,240	$108,550
Host Hotels & Resorts Inc.	6,665	139,965
Humana Inc.	1,054	173,257
IHS Inc. Class Aa	558	65,582
Illinois Tool Works Inc.	2,759	272,755
Illumina Inc.[a]	1,023	199,956
Incyte Corp.[a]	837	71,856
Ingersoll-Rand PLC	2,263	152,051
Integrys Energy Group Inc.	744	55,599
Intel Corp.	31,744	1,055,488
Intercontinental Exchange Inc.	843	198,408
International Business Machines Corp.	6,107	988,968
International Flavors & Fragrances Inc.	713	86,936
International Paper Co.	2,728	153,886
Interpublic Group of Companies Inc. (The)	3,441	76,734
Intuit Inc.	1,953	190,671
Intuitive Surgical Inc.[a]	225	112,500
Invesco Ltd.	3,255	131,079
Iron Mountain Inc.	1,259	46,268
Jacobs Engineering Group Inc.[a]	1,240	54,982
JB Hunt Transport Services Inc.	806	68,913
JM Smucker Co. (The)	682	78,669
Johnson & Johnson	18,507	1,897,153
Johnson Controls Inc.	4,123	209,490
Joy Global Inc.	868	38,470
JPMorgan Chase & Co.	24,428	1,496,948
Juniper Networks Inc.	3,720	88,945
Kansas City Southern	837	96,958
Kellogg Co.	1,643	105,941
Keurig Green Mountain Inc.	868	110,739
KeyCorp	5,983	83,343
Kimberly-Clark Corp.	2,325	254,959
Kimco Realty Corp.	2,759	72,507
Kinder Morgan Inc./DE	12,121	497,082
KLA-Tencor Corp.	1,302	84,571
Kohl’s Corp.	1,488	109,814
Kraft Foods Group Inc.	3,689	236,317
Kroger Co. (The)	3,782	269,089
L Brands Inc.	1,643	150,926
L-3 Communications Holdings Inc.	775	100,308
Laboratory Corp. of America Holdings[a]	682	83,906

Security	Shares	Value
Lam Research Corp.	1,240	$102,250
Las Vegas Sands Corp.	2,821	160,515
Legg Mason Inc.	1,178	67,464
Leggett & Platt Inc.	1,178	53,069
Leucadia National Corp.	2,418	57,379
Level 3 Communications Inc.[a]	1,240	66,786
Liberty Global PLC Series Aa	1,922	103,903
Liberty Global PLC Series Ca	3,689	192,455
Liberty Interactive Corp. Series Aa	3,720	109,852
Liberty Media Corp. Class Aa	806	31,083
Liberty Media Corp. Class Ca	1,144	44,158
Liberty Property Trust	961	35,768
Lincoln National Corp.	2,077	119,718
Linear Technology Corp.	1,550	74,687
LinkedIn Corp. Class Aa	713	190,514
Lockheed Martin Corp.	1,860	372,093
Loews Corp.	1,860	76,279
Lorillard Inc.	2,349	160,719
Lowe’s Companies Inc.	7,130	528,262
lululemon athletica Inc.[a]	797	54,547
LyondellBasell Industries NV Class A	2,666	229,036
M&T Bank Corp.	744	90,024
Macerich Co. (The)	1,333	111,505
Macy’s Inc.	2,697	171,853
Mallinckrodt PLC[a]	744	86,840
ManpowerGroup Inc.	620	49,885
Marathon Oil Corp.	4,185	116,594
Marathon Petroleum Corp.	2,170	227,850
Marriott International Inc./MD Class A	2,015	167,447
Marsh & McLennan Companies Inc.	3,100	176,359
Martin Marietta Materials Inc.	434	61,771
Marvell Technology Group Ltd.	3,720	59,966
Masco Corp.	2,852	74,694
MasterCard Inc. Class A	6,913	623,069
Mattel Inc.	2,170	57,114
Maxim Integrated Products Inc.	2,325	79,968
McCormick & Co. Inc./MD	1,054	79,451
McDonald’s Corp.	5,890	582,521
McGraw Hill Financial Inc.	1,829	188,570
McKesson Corp.	1,581	361,575
MDU Resources Group Inc.	1,953	43,552
Mead Johnson Nutrition Co.	1,395	146,140
MeadWestvaco Corp.	1,798	95,402

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Medivation Inc.[a]	372	$43,721
Merck & Co. Inc.	18,910	1,106,991
MetLife Inc.	6,107	310,419
MGM Resorts International[a]	3,255	70,731
Microchip Technology Inc.[b]	1,612	82,647
Micron Technology Inc.[a]	6,851	210,120
Microsoft Corp.	52,421	2,298,661
Mohawk Industries Inc.[a]	465	85,723
Molson Coors Brewing Co. Class B	1,178	89,398
Mondelez International Inc. Class A	11,129	411,050
Monsanto Co.	3,565	429,333
Monster Beverage Corp.[a]	1,116	157,490
Moody’s Corp.	1,457	141,242
Morgan Stanley	9,951	356,146
Mosaic Co. (The)	2,077	110,621
Motorola Solutions Inc.	1,612	109,519
Murphy Oil Corp.	1,209	61,526
Mylan Inc./PAa	2,697	154,606
Nabors Industries Ltd.	2,170	27,798
NASDAQ OMX Group Inc. (The)	1,085	54,424
National Oilwell Varco Inc.	2,573	139,843
Navient Corp.	3,472	74,301
NetApp Inc.	2,480	95,852
Netflix Inc.[a]	403	191,389
New York Community Bancorp Inc.	2,542	42,223
Newell Rubbermaid Inc.	2,015	79,169
Newmont Mining Corp.	2,418	63,666
News Corp. Class Aa	2,638	45,571
NextEra Energy Inc.	2,994	309,759
Nielsen NV	1,705	77,083
NIKE Inc. Class B	4,960	481,715
NiSource Inc.	2,263	97,105
Noble Energy Inc.	2,418	114,202
Nordstrom Inc.	1,085	87,267
Norfolk Southern Corp.	2,170	236,877
Northern Trust Corp.	1,550	108,237
Northrop Grumman Corp.	1,426	236,302
NRG Energy Inc.	2,635	63,187
Nucor Corp.	2,170	102,055
NVIDIA Corp.	2,914	64,283
O’Reilly Automotive Inc.[a,b]	806	167,753
Occidental Petroleum Corp.	5,022	391,113
Omnicare Inc.	961	73,747
Omnicom Group Inc.	1,767	140,547

Security	Shares	Value
ONEOK Inc.	1,521	$67,319
Oracle Corp.	23,529	1,031,041
Owens-Illinois Inc.[a]	1,395	36,493
PACCAR Inc.	2,449	156,858
Pall Corp.	992	100,004
Palo Alto Networks Inc.[a]	279	39,679
Parker-Hannifin Corp.	1,116	136,922
PartnerRe Ltd.	372	42,594
Patterson Companies Inc.	868	43,465
Paychex Inc.	2,356	117,411
People’s United Financial Inc.	2,666	40,337
Pepco Holdings Inc.	2,108	57,211
PepsiCo Inc.	9,734	963,471
Perrigo Co. PLC	992	153,234
PetSmart Inc.	806	66,825
Pfizer Inc.	40,393	1,386,288
PG&E Corp.	3,379	181,554
Pharmacyclics Inc.[a,b]	403	87,020
Philip Morris International Inc.	9,713	805,790
Phillips 66	4,030	316,194
Pinnacle West Capital Corp.	961	61,581
Pioneer Natural Resources Co.	1,023	156,028
Plum Creek Timber Co. Inc.	1,178	51,172
PNC Financial Services Group Inc. (The)[c]	3,379	310,733
PPG Industries Inc.	1,085	255,387
PPL Corp.	4,402	150,108
Praxair Inc.	1,767	225,999
Precision Castparts Corp.	961	207,864
Priceline Group Inc. (The)[a]	372	460,343
Principal Financial Group Inc.	2,077	106,280
Procter & Gamble Co. (The)	17,298	1,472,579
Progressive Corp. (The)	3,379	90,050
Prologis Inc.	3,782	161,529
Prudential Financial Inc.	2,945	238,103
Public Service Enterprise Group Inc.	4,278	179,933
Public Storage	1,023	201,756
PulteGroup Inc.	2,790	62,942
PVH Corp.	620	66,049
QEP Resources Inc.	1,364	29,299
Qorvo Inc.[a]	974	67,596
QUALCOMM Inc.	10,757	779,990
Quanta Services Inc.[a]	1,953	56,207
Quest Diagnostics Inc.	1,116	78,276

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Rackspace Hosting Inc.[a]	217	$10,778
Ralph Lauren Corp.	403	55,376
Range Resources Corp.	1,116	55,287
Raytheon Co.	2,201	239,403
Realty Income Corp.	1,488	74,489
Red Hat Inc.[a]	1,395	96,422
Regency Centers Corp.	1,023	67,139
Regeneron Pharmaceuticals Inc.[a]	589	243,752
Regions Financial Corp.	9,486	91,160
RenaissanceRe Holdings Ltd.	403	41,320
Republic Services Inc.	2,108	86,259
Reynolds American Inc.	2,294	173,472
Robert Half International Inc.	1,302	80,672
Rock-Tenn Co. Class A	1,240	85,114
Rockwell Automation Inc.	1,054	123,360
Rockwell Collins Inc.	1,116	99,413
Roper Industries Inc.	837	140,256
Ross Stores Inc.	1,550	164,006
Royal Caribbean Cruises Ltd.	1,147	87,654
salesforce.com inc.[a]	4,371	303,260
Salix Pharmaceuticals Ltd.[a]	279	43,859
SanDisk Corp.	1,488	118,936
SBA Communications Corp. Class Aa	1,147	143,042
SCANA Corp.	1,023	58,260
Schlumberger Ltd.	8,711	733,118
Scripps Networks Interactive Inc. Class A	682	49,309
Seagate Technology PLC	2,449	149,683
SEI Investments Co.	1,674	72,049
Sempra Energy	1,581	171,064
ServiceNow Inc.[a]	496	37,825
Sherwin-Williams Co. (The)	651	185,665
Sigma-Aldrich Corp.	961	132,676
Simon Property Group Inc.	2,080	395,949
Sirius XM Holdings Inc.[a]	28,148	109,496
Skyworks Solutions Inc.	496	43,524
SL Green Realty Corp.	538	68,288
Southern Co. (The)	5,332	244,152
Southwestern Energy Co.[a]	2,418	60,643
Spectra Energy Corp.	4,154	147,425
Sprint Corp.[a]	7,663	39,235
SPX Corp.	372	33,156
St. Jude Medical Inc.	2,139	142,629

Security	Shares	Value
Stanley Black & Decker Inc.	1,178	$115,845
Staples Inc.	3,937	66,004
Starbucks Corp.	5,146	481,074
Starwood Hotels & Resorts Worldwide Inc.	1,488	119,531
State Street Corp.	3,131	233,103
Stericycle Inc.[a]	682	92,050
Stryker Corp.	1,984	187,984
SunTrust Banks Inc.	3,627	148,707
Superior Energy Services Inc.	1,271	28,445
Symantec Corp.	4,867	122,454
Synopsys Inc.[a]	1,395	64,742
Sysco Corp.	3,596	140,208
T Rowe Price Group Inc.	1,798	148,515
Target Corp.	3,844	295,335
TD Ameritrade Holding Corp.	1,891	68,587
TE Connectivity Ltd.	2,728	196,771
Teradata Corp.[a,b]	1,333	59,345
Tesla Motors Inc.[a,b]	620	126,071
Tesoro Corp.	620	56,941
Texas Instruments Inc.	7,006	411,953
Textron Inc.	2,263	100,274
Thermo Fisher Scientific Inc.	2,542	330,460
Tiffany & Co.	868	76,575
Time Warner Cable Inc.	1,891	291,309
Time Warner Inc.	6,014	492,306
TJX Companies Inc. (The)	4,805	329,815
Toll Brothers Inc.[a]	1,085	41,566
Torchmark Corp.	972	51,759
Total System Services Inc.	1,643	62,763
Tractor Supply Co.	1,054	92,878
TransDigm Group Inc.	465	100,840
Travelers Companies Inc. (The)	2,108	226,484
Trimble Navigation Ltd.[a]	1,860	48,620
TripAdvisor Inc.[a]	372	33,201
TRW Automotive Holdings Corp.[a]	806	84,017
Twenty-First Century Fox Inc. Class A	10,633	372,155
Twenty-First Century Fox Inc. Class B	1,860	63,314
Twitter Inc.[a]	2,181	104,862
Tyson Foods Inc. Class A	2,387	98,607
U.S. Bancorp/MN	11,625	518,591
UDR Inc.	2,449	78,221

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Security	Shares	Value
Ulta Salon Cosmetics & Fragrance Inc.[a]	496	$69,817
Under Armour Inc. Class Aa	1,116	85,943
Union Pacific Corp.	6,169	741,884
United Continental Holdings Inc.[a]	465	30,309
United Parcel Service Inc. Class B	4,557	463,584
United Rentals Inc.[a]	651	60,582
United Technologies Corp. Class B	5,394	657,583
UnitedHealth Group Inc.	6,572	746,776
Unum Group	1,705	57,220
Urban Outfitters Inc.[a]	899	35,025
Valero Energy Corp.	3,782	233,312
Varian Medical Systems Inc.[a]	806	74,934
Ventas Inc.	1,617	120,418
VeriSign Inc.[a,b]	1,240	79,385
Verisk Analytics Inc. Class Aa	1,147	82,366
Verizon Communications Inc.	26,753	1,322,936
Vertex Pharmaceuticals Inc.[a]	1,612	192,521
VF Corp.	2,604	199,623
Viacom Inc. Class B	2,480	173,451
Visa Inc. Class A	3,348	908,346
VMware Inc. Class Aa	589	50,106
Vornado Realty Trust	1,302	143,272
Vulcan Materials Co.	961	79,763
Wal-Mart Stores Inc.	10,416	874,215
Walgreens Boots Alliance Inc.	6,076	504,794
Walt Disney Co. (The)	10,974	1,142,174
Waste Management Inc.	2,821	153,688
Waters Corp.[a]	589	70,904
Wells Fargo & Co.	32,364	1,773,224
Western Digital Corp.	1,519	162,503
Western Union Co. (The)	4,185	81,691
Weyerhaeuser Co.	4,340	152,377
Whirlpool Corp.	589	124,839
Whiting Petroleum Corp.[a]	1,209	40,900
Whole Foods Market Inc.	2,418	136,593
Williams Companies Inc. (The)	4,650	228,036
Willis Group Holdings PLC	1,054	50,297
Windstream Holdings Inc.	3,751	29,595
Wisconsin Energy Corp.	1,674	85,341
WR Berkley Corp.	682	34,039
WW Grainger Inc.	465	110,163
Wyndham Worldwide Corp.	1,209	110,599
Wynn Resorts Ltd.	638	90,915

Security	Shares	Value
Xcel Energy Inc.	3,162	$111,555
Xerox Corp.	8,773	119,751
Xilinx Inc.	2,015	85,376
XL Group PLC	1,953	70,699
Xylem Inc./NY	1,612	57,548
Yahoo! Inc.[a]	7,130	315,716
Yum! Brands Inc.	3,100	251,441
Zillow Group Inc. Class Aa	186	21,344
Zimmer Holdings Inc.	1,210	145,672
Zoetis Inc.	3,720	171,455

		131,216,724

TOTAL COMMON STOCKS
(Cost: $214,223,492)		228,954,208

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Henkel AG & Co. KGaA	1,209	143,541
Porsche Automobil Holding SE	992	92,074
Volkswagen AG	1,116	282,272

		517,887

TOTAL PREFERRED STOCKS
(Cost: $500,494)		517,887

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	2,731,642	2,731,642
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	159,425	159,425
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	471,027	471,027

		3,362,094

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,362,094)		3,362,094

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI WORLD ETF

February 28, 2015

Value
TOTAL INVESTMENTS IN SECURITIES — 101.22%
(Cost: $218,086,080)	$232,834,189
Other Assets, Less Liabilities — (1.22)%	(2,804,549)

NET ASSETS — 100.00%	$230,029,640

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Emerging Markets EMEA ETF	iShares MSCI Emerging Markets Horizon ETF

ASSETS
Investments, at cost:
Unaffiliated	$1,574,655,968	$10,264,213	$2,431,479
Affiliated (Note 2)	42,289,604	23,332	1,588

Total cost of investments	$1,616,945,572	$10,287,545	$2,433,067

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,813,484,283	$8,913,636	$2,304,486
Affiliated (Note 2)	42,289,604	23,332	1,588

Total fair value of investments	1,855,773,887	8,936,968	2,306,074
Foreign currency, at value[b]	1,334,389	8,330	1,604
Receivables:
Investment securities sold	6,051,178	35,846	11,193
Dividends and interest	3,881,973	1,564	1,669

Total Assets	1,867,041,427	8,982,708	2,320,540

LIABILITIES
Payables:
Investment securities purchased	6,855,994	39,256	12,462
Collateral for securities on loan (Note 1)	39,206,312	18,056	—
Investment advisory fees (Note 2)	272,547	3,347	882

Total Liabilities	46,334,853	60,659	13,344

NET ASSETS	$1,820,706,574	$8,922,049	$2,307,196

Net assets consist of:
Paid-in capital	$1,577,877,673	$10,937,826	$2,439,470
Undistributed net investment income	3,172,382	2,804	845
Undistributed net realized gain (accumulated net realized loss)	865,474	(667,666)	(6,108)
Net unrealized appreciation (depreciation)	238,791,045	(1,350,915)	(127,011)

NET ASSETS	$1,820,706,574	$8,922,049	$2,307,196

Shares outstanding[c]	25,400,000	200,000	100,000

Net asset value per share	$71.68	$44.61	$23.07

[a]	Securities on loan with values of $37,043,331, $15,102 and $ —, respectively. See Note 1.
[b]	Cost of foreign currency: $1,350,419, $8,647 and $1,635, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 25 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

ASSETS
Investments, at cost:
Unaffiliated	$595,706,580	$214,165,411
Affiliated (Note 2)	3,829,274	3,920,669

Total cost of investments	$599,535,854	$218,086,080

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$578,121,178	$228,815,941
Affiliated (Note 2)	3,829,274	4,018,248

Total fair value of investments	581,950,452	232,834,189
Foreign currency, at value[b]	52,866	150,457
Cash	274,320	—
Receivables:
Investment securities sold	2,152,275	771,955
Due from custodian (Note 4)	—	654,162
Dividends and interest	237,197	421,581

Total Assets	584,667,110	234,832,344

LIABILITIES
Payables:
Investment securities purchased	—	1,875,065
Collateral for securities on loan (Note 1)	—	2,891,067
Deferred foreign capital gains taxes (Note 1)	3,869,573	—
Investment advisory fees (Note 2)	346,726	36,572

Total Liabilities	4,216,299	4,802,704

NET ASSETS	$580,450,811	$230,029,640

Net assets consist of:
Paid-in capital	$624,428,631	$214,155,800
Undistributed (distributions in excess) of net investment income	(1,376,022)	541,983
Undistributed net realized gain (accumulated net realized loss)	(22,551,331)	589,607
Net unrealized appreciation (depreciation)	(20,050,467)	14,742,250

NET ASSETS	$580,450,811	$230,029,640

Shares outstanding[c]	19,150,000	3,100,000

Net asset value per share	$30.31	$74.20

[a]	Securities on loan with values of $ — and $2,762,425, respectively. See Note 1.
[b]	Cost of foreign currency: $53,531 and $152,241, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI All Country World Minimum Volatility ETF	iShares MSCI Emerging Markets EMEA ETF	iShares MSCI Emerging Markets Horizon ETF[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$14,708,606	$107,928	$13,858
Interest — unaffiliated	4	—	—
Interest — affiliated (Note 2)	121	—	—
Securities lending income — affiliated (Note 2)	272,663	1,140	—

	14,981,394	109,068	13,858
Less: Other foreign taxes (Note 1)	(1,205)	—	—

Total investment income	14,980,189	109,068	13,858

EXPENSES
Investment advisory fees (Note 2)	2,421,396	31,323	4,437

Total expenses	2,421,396	31,323	4,437
Less investment advisory fees waived (Note 2)	(958,490)	(8,752)	—

Net expenses	1,462,906	22,571	4,437

Net investment income	13,517,283	86,497	9,421

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	1,353,719	(195,528)	(6,465)
In-kind redemptions — unaffiliated	20,490,008	—	—
Foreign currency transactions	(324,446)	(1,853)	357

Net realized gain (loss)	21,519,281	(197,381)	(6,108)

Net change in unrealized appreciation/depreciation on:
Investments	63,462,731	(1,158,670)	(126,993)
Translation of assets and liabilities in foreign currencies	(13,525)	(208)	(18)

Net change in unrealized appreciation/depreciation	63,449,206	(1,158,878)	(127,011)

Net realized and unrealized gain (loss)	84,968,487	(1,356,259)	(133,119)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$98,485,770	$(1,269,762)	$(123,698)

[a]	For the period from October 14, 2014 (commencement of operations) to February 28, 2015.
[b]	Net of foreign withholding tax of $593,483, $12,801 and $521, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Frontier 100 ETF	iShares MSCI World ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$3,960,648	$1,876,637
Dividends — affiliated (Note 2)	—	4,221
Interest — unaffiliated	3,618	—
Interest — affiliated (Note 2)	55	5
Securities lending income — affiliated (Note 2)	—	7,345

Total investment income	3,964,321	1,888,208

EXPENSES
Investment advisory fees (Note 2)	2,576,823	221,988
Commitment fees (Note 7)	1,512	—
Interest expense (Note 7)	451	—

Total expenses	2,578,786	221,988

Net investment income	1,385,535	1,666,220

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated[b]	6,536,831	(153,094)
In-kind redemptions — unaffiliated	6,500,423	1,273,522
In-kind redemptions — affiliated (Note 2)	—	4,808
Foreign currency transactions	(1,009,603)	(35,282)

Net realized gain	12,027,651	1,089,954

Net change in unrealized appreciation/depreciation on:
Investments[c]	(100,478,778)	1,518,019
Translation of assets and liabilities in foreign currencies	(4,735)	(3,231)

Net change in unrealized appreciation/depreciation	(100,483,513)	1,514,788

Net realized and unrealized gain (loss)	(88,455,862)	2,604,742

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(87,070,327)	$4,270,962

[a]	Net of foreign withholding tax of $472,691 and $58,218, respectively.
[b]	Net of foreign capital gains taxes of $942,711 and $ —, respectively.
[c]	Net of deferred foreign capital gains taxes of $2,455,770 and $ —, respectively.

See notes to financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI All Country World Minimum Volatility ETF		iShares MSCI Emerging Markets EMEA ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,517,283	$30,124,824	$86,497	$234,643
Net realized gain (loss)	21,519,281	15,721,199	(197,381)	(328,838)
Net change in unrealized appreciation/depreciation	63,449,206	127,042,867	(1,158,878)	562,912

Net increase (decrease) in net assets resulting from operations	98,485,770	172,888,890	(1,269,762)	468,717

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,328,988)	(29,115,840)	(167,765)	(158,907)

Total distributions to shareholders	(16,328,988)	(29,115,840)	(167,765)	(158,907)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	525,164,176	261,249,242	—	5,251,709
Cost of shares redeemed	(69,626,848)	(129,769,428)	—	—

Net increase in net assets from capital share transactions	455,537,328	131,479,814	—	5,251,709

INCREASE (DECREASE) IN NET ASSETS	537,694,110	275,252,864	(1,437,527)	5,561,519

NET ASSETS
Beginning of period	1,283,012,464	1,007,759,600	10,359,576	4,798,057

End of period	$1,820,706,574	$1,283,012,464	$8,922,049	$10,359,576

Undistributed net investment income included in net assets at end of period	$3,172,382	$5,984,087	$2,804	$84,072

SHARES ISSUED AND REDEEMED
Shares sold	7,600,000	4,000,000	—	100,000
Shares redeemed	(1,000,000)	(2,000,000)	—	—

Net increase in shares outstanding	6,600,000	2,000,000	—	100,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Horizon ETF	iShares MSCI Frontier 100 ETF
	Period from October 14, 2014[a] to February 28, 2015 (Unaudited)	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,421	$1,385,535	$17,022,836
Net realized gain (loss)	(6,108)	12,027,651	20,048,604
Net change in unrealized appreciation/depreciation	(127,011)	(100,483,513)	81,912,759

Net increase (decrease) in net assets resulting from operations	(123,698)	(87,070,327)	118,984,199

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,576)	(2,591,702)	(15,334,501)
From net realized gain	—	(47,428,853)	—

Total distributions to shareholders	(8,576)	(50,020,555)	(15,334,501)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,439,470	76,869,619	581,098,884
Cost of shares redeemed	—	(158,676,689)	(165,483,378)

Net increase (decrease) in net assets from capital share transactions	2,439,470	(81,807,070)	415,615,506

INCREASE (DECREASE) IN NET ASSETS	2,307,196	(218,897,952)	519,265,204

NET ASSETS
Beginning of period	—	799,348,763	280,083,559

End of period	$2,307,196	$580,450,811	$799,348,763

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$845	$(1,376,022)	$(169,855)

SHARES ISSUED AND REDEEMED
Shares sold	100,000	2,500,000	16,150,000
Shares redeemed	—	(4,500,000)	(4,300,000)

Net increase (decrease) in shares outstanding	100,000	(2,000,000)	11,850,000

[a]	Commencement of operations.

See notes to financial statements.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI World ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,666,220	$3,214,395
Net realized gain	1,089,954	3,038,160
Net change in unrealized appreciation/depreciation	1,514,788	13,581,244

Net increase in net assets resulting from operations	4,270,962	19,833,799

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,692,658)	(2,735,328)

Total distributions to shareholders	(1,692,658)	(2,735,328)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	66,065,774	148,427,324
Cost of shares redeemed	(7,342,851)	(21,501,639)

Net increase in net assets from capital share transactions	58,722,923	126,925,685

INCREASE IN NET ASSETS	61,301,227	144,024,156

NET ASSETS
Beginning of period	168,728,413	24,704,257

End of period	$230,029,640	$168,728,413

Undistributed net investment income included in net assets at end of period	$541,983	$568,421

SHARES ISSUED AND REDEEMED
Shares sold	900,000	2,200,000
Shares redeemed	(100,000)	(300,000)

Net increase in shares outstanding	800,000	1,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI All Country World Minimum Volatility ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$68.25	$59.99	$55.65	$50.02

Income from investment operations:
Net investment income[b]	0.63	1.72	1.68	1.49
Net realized and unrealized gain[c]	3.54	8.18	4.20	4.67

Total from investment operations	4.17	9.90	5.88	6.16

Less distributions from:
Net investment income	(0.74)	(1.64)	(1.54)	(0.53)

Total distributions	(0.74)	(1.64)	(1.54)	(0.53)

Net asset value, end of period	$71.68	$68.25	$59.99	$55.65

Total return	6.17%[d]	16.70%	10.69%	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,820,707	$1,283,012	$1,007,760	$578,776
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.33%	0.33%	0.34%	0.34%
Ratio of net investment income to average net assets[e]	1.85%	2.67%	2.83%	3.17%
Portfolio turnover rate[f]	9%	24%	13%	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 9%, 23%, 13% and 22%, respectively. See Note 4.

See notes to financial statements.

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets EMEA ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$51.80	$47.98	$51.72	$51.16

Income from investment operations:
Net investment income[b]	0.43	1.23	1.26	1.43
Net realized and unrealized gain (loss)[c]	(6.78)	3.38	(3.22)	0.02

Total from investment operations	(6.35)	4.61	(1.96)	1.45

Less distributions from:
Net investment income	(0.84)	(0.79)	(1.78)	(0.89)

Total distributions	(0.84)	(0.79)	(1.78)	(0.89)

Net asset value, end of period	$44.61	$51.80	$47.98	$51.72

Total return	(12.09)%[d]	9.61%	(3.95)%	2.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,922	$10,360	$4,798	$10,343
Ratio of expenses to average net assets[e]	0.49%	0.49%	0.49%	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%	0.68%	0.68%	0.68%
Ratio of net investment income to average net assets[e]	1.88%	2.39%	2.39%	4.46%
Portfolio turnover rate[f]	5%	18%	8%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Horizon ETF

Period from Oct. 14, 2014[a] to Feb. 28, 2015 (Unaudited)
Net asset value, beginning of period	$24.39

Income from investment operations:
Net investment income[b]	0.09
Net realized and unrealized loss[c]	(1.32)

Total from investment operations	(1.23)

Less distributions from:
Net investment income	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$23.07

Total return	(5.05)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,307
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	1.06%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended February 28, 2015 was 3%. See Note 4.

See notes to financial statements.

52	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Frontier 100 ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Period from Sep. 12, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$37.79	$30.12	$25.25

Income from investment operations:
Net investment income[b]	0.07	1.09	0.67
Net realized and unrealized gain (loss)[c]	(4.57)	7.47	4.51

Total from investment operations	(4.50)	8.56	5.18

Less distributions from:
Net investment income	(0.16)	(0.89)	(0.28)
Net realized gain	(2.82)	—	—
Return of capital	—	—	(0.03)

Total distributions	(2.98)	(0.89)	(0.31)

Net asset value, end of period	$30.31	$37.79	$30.12

Total return	(11.27)%[d]	28.56%	20.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$580,451	$799,349	$280,084
Ratio of expenses to average net assets[e]	0.79%	0.79%	0.79%
Ratio of net investment income to average net assets[e]	0.42%	3.07%	2.32%
Portfolio turnover rate[f]	30%	61%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the year ended August 31, 2014 and the period ended August 31, 2013 were 27%, 42% and 10%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI World ETF

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$73.36	$61.76	$53.45	$50.32

Income from investment operations:
Net investment income[b]	0.64	1.81	1.40	0.98
Net realized and unrealized gain[c]	0.88	11.16	8.03	2.89

Total from investment operations	1.52	12.97	9.43	3.87

Less distributions from:
Net investment income	(0.68)	(1.37)	(1.12)	(0.74)

Total distributions	(0.68)	(1.37)	(1.12)	(0.74)

Net asset value, end of period	$74.20	$73.36	$61.76	$53.45

Total return	2.13%[d]	21.07%	17.84%	7.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$230,030	$168,728	$24,704	$10,689
Ratio of expenses to average net assets[e]	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets[e]	1.80%	2.57%	2.34%	2.91%
Portfolio turnover rate[f]	2%	5%	5%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI All Country World Minimum Volatility	Diversified
MSCI Emerging Markets EMEA	Non-diversified
MSCI Emerging Markets Horizon[a]	Non-diversified
MSCI Frontier 100	Non-diversified
MSCI World	Diversified

[a]	The Fund commenced operations on October 14, 2014.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

56	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2	Level 3		Total
MSCI All Country World Minimum Volatility
Assets:
Common Stocks	$1,811,195,517	$—	$—		$1,811,195,517
Preferred Stocks	2,288,766	—	—		2,288,766
Money Market Funds	42,289,604	—	—		42,289,604

	$1,855,773,887	$—	$—		$1,855,773,887

MSCI Emerging Markets EMEA
Assets:
Common Stocks	$8,800,917	$—	$17		$8,800,934
Preferred Stocks	112,702	—	—		112,702
Money Market Funds	23,332	—	—		23,332

	$8,936,951	$—	$17		$8,936,968

MSCI Emerging Markets Horizon
Assets:
Common Stocks	$2,284,403	$—	$—		$2,284,403
Preferred Stocks	20,083	—	—		20,083
Money Market Funds	1,588	—	—		1,588

	$2,306,074	$—	$—		$2,306,074

MSCI Frontier 100
Assets:
Common Stocks	$578,121,098	$79	$—		$578,121,177
Convertible Bonds	—	—	0	[a]	0	[a]
Rights	—	1	—		1
Money Market Funds	3,829,274	—	—		3,829,274

	$581,950,372	$80	$0	[a]	$581,950,452

MSCI World
Assets:
Common Stocks	$228,954,208	$—	$—		$228,954,208
Preferred Stocks	517,887	—	—		517,887
Money Market Funds	3,362,094	—	—		3,362,094

	$232,834,189	$—	$—		$232,834,189

[a]	Rounds to less than $1.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the

58	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI All Country World Minimum Volatility	$37,043,331	$37,043,331	$—
MSCI Emerging Markets EMEA	15,102	15,102	—
MSCI World	2,762,425	2,762,425	—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA, manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI All Country World Minimum Volatility ETF, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net asset of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.350%	First $30 billion
0.320	Over $30 billion, up to and including $60 billion
0.280	Over $60 billion, up to and including $90 billion
0.252	Over $90 billion

In addition, the iShares MSCI All Country World Minimum Volatility ETF indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses is a fund’s total annual operating expense. BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any. Effective September 12, 2014, BFA has contractually agreed to waive an additional portion of its investment advisory fees for the Fund through December 31, 2015 in order to limit total annual operating expenses to 0.20% of average daily net assets.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Emerging Markets EMEA	0.68%
MSCI Emerging Markets Horizon	0.50
MSCI Frontier 100	0.79
MSCI World	0.24

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets EMEA ETF through December 31, 2015 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

60	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015 each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI All Country World Minimum Volatility	$81,681
MSCI Emerging Markets EMEA	377
MSCI World	2,552

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI World
BlackRock Inc.	690	270	(30)	930	$345,421	$1,448	$2,695
PNC Financial Services Group Inc. (The)	2,507	981	(109)	3,379	310,733	2,773	2,113

					$656,154	$4,221	$4,808

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI All Country World Minimum Volatility	$256,705,952	$138,868,066
MSCI Emerging Markets EMEA	450,246	525,205
MSCI Emerging Markets Horizon	899,199	60,990
MSCI Frontier 100	195,996,441	309,456,663
MSCI World	3,917,955	2,999,935

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI All Country World Minimum Volatility	$402,399,547	$68,824,687
MSCI Emerging Markets Horizon	1,599,734	—
MSCI Frontier 100	5,021,622	24,993,944
MSCI World	65,166,951	7,218,455

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for

62	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI All Country World Minimum Volatility ETF and iShares MSCI Emerging Markets EMEA ETF issued prior to the date of the sanctions being imposed are not currently subject to

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year-end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI All Country World Minimum Volatility	$5,163,254
MSCI Emerging Markets EMEA	138,849
MSCI World	82,372

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

64	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI All Country World Minimum Volatility	$1,622,467,166	$257,681,080	$(24,374,359)	$233,306,721
MSCI Emerging Markets EMEA	10,307,957	933,193	(2,304,182)	(1,370,989)
MSCI Emerging Markets Horizon	2,433,067	78,405	(205,398)	(126,993)
MSCI Frontier 100	611,521,503	51,716,110	(81,287,161)	(29,571,051)
MSCI World	218,254,111	22,563,838	(7,983,760)	14,580,078

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	LINE OF CREDIT

The iShares MSCI Frontier 100 ETF, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 28, 2015. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended February 28, 2015, the Fund’s maximum amount borrowed, the average borrowings and the weighted average interest rate under the credit agreement were $2,000,000, $77,348 and 1.16%, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	65

Board Review and Approval of Investment Advisory

Contract

iSHARES® , INC.

iShares MSCI Emerging Markets Horizon ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required to consider and approve the proposed Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract.

At a meeting held on September 10-11, 2014, the Board, including all of the Independent Directors, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other exchange traded funds (including a fund sponsored by an “at cost” service provider) (the “Lipper Group”). The Board was provided with a detailed description of Lipper’s proprietary ETF methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the proposed investment advisory fee rate and overall expenses for the Fund were lower than the median of the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of fund pricing, the Board concluded that the proposed investment advisory fee and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support the iShares funds and their shareholders have been added or enhanced in recent years, including in such areas as investor education, product management, customized portfolio consulting support, capital markets support, and proprietary risk and performance analytics tools. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the

66	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided throughout the previous year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two-year term, any adjustments in the Fund’s fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, separately managed accounts, and institutional separate accounts (together, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts that track the same underlying index that serves as the underlying index for the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares Funds, including in terms of the different, generally more extensive services to be provided to the iShares funds, as well as other significant differences in the approach of BFA and its affiliates to the iShares funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	67

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES®, INC.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that the existence of any such ancillary benefits would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

68	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI All Country World Minimum Volatility	$0.643163	$—	$0.092377	$0.735540	87%	—%	13%	100%
MSCI Emerging Markets EMEA	0.782420	—	0.056405	0.838825	93	—	7	100
MSCI Emerging Markets Horizon	0.064904	—	0.020856	0.085760	76	—	24	100
MSCI Frontier 100	0.125389	2.823146	0.028879	2.977414	4	95	1	100
MSCI World	0.654846	—	0.022217	0.677063	97	—	3	100

SUPPLEMENTAL INFORMATION	69

Notes:

70	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-811-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares MSCI Global Agriculture Producers ETF | VEGI | NYSE Arca
➢	iShares MSCI Global Energy Producers ETF | FILL | NYSE Arca
➢	iShares MSCI Global Gold Miners ETF | RING | NYSE Arca
➢	iShares MSCI Global Metals & Mining Producers ETF | PICK | NYSE Arca
➢	iShares MSCI Global Silver Miners ETF | SLVP | NYSE Arca

Fund Performance Overview

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

Performance as of February 28, 2015

The iShares MSCI Global Agriculture Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of agriculture, as represented by the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was 1.59%, net of fees, while the total return for the Index was 1.50%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	6.90%	6.23%	6.77%	6.90%	6.23%	6.77%
Since Inception	4.96%	4.80%	5.12%	16.07%	15.54%	16.65%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$1,015.90	$1.90	$1,000.00	$1,022.90	$1.91	0.38%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector/Investment Type	Percentage of Total Investments*

Materials	52.15%
Food, Beverage & Tobacco	29.67
Capital Goods	17.35
Investment Companies	0.83

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

United States	48.33%
Canada	12.00
Switzerland	8.30
Japan	6.52
Norway	4.25
Malaysia	2.61
Singapore	2.06
Italy	1.97
Germany	1.89
China	1.74

TOTAL	89.67%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

Performance as of February 28, 2015

The iShares MSCI Global Energy Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of energy exploration and production, as represented by the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -22.40%, net of fees, while the total return for the Index was -22.49%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(13.78)%	(13.34)%	(13.74)%	(13.78)%	(13.34)%	(13.74)%
Since Inception	(2.08)%	(1.90)%	(2.12)%	(6.26)%	(5.75)%	(6.38)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$776.00	$1.72	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Integrated Oil & Gas	62.26%
Oil & Gas Exploration & Production	29.26
Oil & Gas Refining & Marketing	6.84
Coal & Consumable Fuels	1.64

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

United States	52.24%
United Kingdom	17.48
Canada	8.81
France	5.07
China	2.96
Russia	2.22
Italy	2.11
Australia	1.35
Japan	1.16
Brazil	1.08

TOTAL	94.48%

*	Excludes money market funds.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL GOLD MINERS ETF

Performance as of February 28, 2015

The iShares MSCI Global Gold Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of gold mining, as represented by the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -22.13%, net of fees, while the total return for the Index was -22.09%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(19.75)%	(19.64)%	(19.64)%	(19.75)%	(19.64)%	(19.64)%
Since Inception	(28.18)%	(28.12)%	(28.07)%	(63.91)%	(63.83)%	(63.79)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$778.70	$1.72	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

COUNTRY ALLOCATION

As of 2/28/15

Country	Percentage of Total Investments*

Canada	57.28%
United States	12.60
South Africa	12.26
Australia	6.21
United Kingdom	6.18
Peru	2.60
Hong Kong	1.25
Turkey	0.91
China	0.71

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Goldcorp Inc. (Canada)	15.46%
Barrick Gold Corp. (Canada)	12.61
Newmont Mining Corp.	10.66
Newcrest Mining Ltd. (Australia)	6.21
Randgold Resources Ltd. (United Kingdom)	4.51
Agnico Eagle Mines Ltd. (Canada)	4.48
Eldorado Gold Corp. (Canada)	4.47
Yamana Gold Inc. (Canada)	4.26
AngloGold Ashanti Ltd. (South Africa)	4.11
Gold Fields Ltd. (South Africa)	4.07

TOTAL	70.84%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

Performance as of February 28, 2015

The iShares MSCI Global Metals & Mining Producers ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in mining, extraction or production of diversified metals, excluding gold and silver, as represented by the MSCI ACWI Select Metals & Mining Producers ex Gold & Silver Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -19.46%, net of fees, while the total return for the Index was -19.34%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(15.11)%	(15.36)%	(14.94)%	(15.11)%	(15.36)%	(14.94)%
Since Inception	(11.01)%	(10.86)%	(10.99)%	(30.18)%	(29.81)%	(30.17)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$805.40	$1.75	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Diversified Metals & Mining	61.46%
Steel	31.26
Aluminum	5.09
Precious Metals & Minerals	2.19

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

United Kingdom	27.80%
Australia	17.44
United States	12.93
Japan	9.41
Canada	4.25
Brazil	4.08
South Korea	3.73
Germany	2.17
Russia	2.02
Taiwan	1.96

TOTAL	85.79%

*	Excludes money market funds.

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI GLOBAL SILVER MINERS ETF

Performance as of February 28, 2015

The iShares MSCI Global Silver Miners ETF (the “Fund”) seeks to track the investment results of an index composed of global equities of companies primarily engaged in the business of silver mining, as represented by the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -25.05%, net of fees, while the total return for the Index was -25.14%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	(27.33)%	(27.57)%	(27.28)%	(27.33)%	(27.57)%	(27.28)%
Since Inception	(25.92)%	(25.87)%	(25.83)%	(60.30)%	(60.22)%	(60.20)%

The inception date of the Fund was 1/31/12. The first day of secondary market trading was 2/2/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$749.50	$1.69	$1,000.00	$1,022.90	$1.96	0.39%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 10 for more information.

COUNTRY ALLOCATION

As of 2/28/15

Country	Percentage of Total Investments*

Canada	57.68%
United States	12.21
United Kingdom	11.16
Mexico	8.99
Peru	5.82
Hong Kong	4.00
Australia	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 2/28/15

Security	Percentage of Total Investments*

Silver Wheaton Corp. (Canada)	22.41%
Industrias Penoles SAB de CV (Mexico)	8.99
Fresnillo PLC (United Kingdom)	8.55
Cia. de Minas Buenaventura SAA ADR (Peru)	5.82
Tahoe Resources Inc. (Canada)	4.79
Hecla Mining Co.	4.67
G-Resources Group Ltd. (Hong Kong)	4.00
First Majestic Silver Corp. (Canada)	3.87
Pan American Silver Corp. (Canada)	3.87
Coeur Mining Inc.	3.49

TOTAL	70.46%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEWS	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 98.24%

AUSTRALIA — 0.84%
Australian Agricultural Co. Ltd.[a]	40,230	$50,384
GrainCorp Ltd. Class A	18,840	145,553
Nufarm Ltd./Australia	18,660	106,040
Tassal Group Ltd.	14,580	42,797

		344,774
BRAZIL — 0.27%
Sao Martinho SA	4,100	54,488
SLC Agricola SA	6,000	28,979
Tereos Internacional SA	39,000	13,776
Vanguarda Agro SAa	39,195	12,842

		110,085
CANADA — 11.96%
Ag Growth International Inc.	1,470	63,726
Agrium Inc.	14,910	1,724,027
Clearwater Seafoods Inc.	2,070	23,093
Potash Corp. of Saskatchewan Inc.	86,010	3,089,375
Rogers Sugar Inc.[b]	8,790	32,945

		4,933,166
CHILE — 0.11%
Empresas Aquachile SAa	43,425	30,587
Multiexport Foods SAa	70,140	16,324

		46,911
CHINA — 1.73%
Asian Citrus Holdings Ltd.[a]	90,000	9,864
Century Sunshine Group Holdings Ltd.	150,000	14,313
China Agri-Industries Holdings Ltd.[b]	211,200	84,965
China BlueChemical Ltd. Class H	180,000	72,414
China Huishan Dairy Holdings Co. Ltd.	600,000	103,669
China Modern Dairy Holdings Ltd.[a]	191,000	69,204
First Tractor Co. Ltd. Class Hb	60,000	42,396
Hubei Sanonda Co. Ltd. Class B	18,000	21,121
Sinofert Holdings Ltd.[a]	240,000	54,155
WH Group Ltd.[a,c]	375,000	207,918
YuanShengTai Dairy Farm Ltd.[a,b]	270,000	35,162

		715,181
DENMARK — 0.17%
Auriga Industries A/S Class Ba	1,530	71,292

		71,292
FINLAND — 0.05%
HKScan OYJ Class A	3,090	19,132

		19,132

Security	Shares	Value
FRANCE — 0.22%
Naturex[b]	591	$37,116
Vilmorin & Cie SA	594	52,301

		89,417
GERMANY — 1.88%
K+S AG Registered	17,970	580,998
KWS Saat AG	210	64,069
Suedzucker AGb	8,610	131,582

		776,649
INDONESIA — 1.15%
Astra Agro Lestari Tbk PT	42,000	80,101
Charoen Pokphand Indonesia Tbk PT	765,000	224,025
Eagle High Plantations Tbk PT	1,308,000	37,039
Japfa Comfeed Indonesia Tbk PT	519,000	36,139
Malindo Feedmill Tbk PT	92,300	15,282
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	318,000	46,254
Salim Ivomas Pratama Tbk PT	420,000	24,209
Sampoerna Agro PT	68,300	10,886

		473,935
IRELAND — 0.07%
Origin Enterprises PLC[a]	3,030	28,888

		28,888
ISRAEL — 1.01%
Israel Chemicals Ltd.	45,900	320,572
Israel Corp. Ltd. (The)	281	95,485

		416,057
ITALY — 1.97%
CNH Industrial NV	97,800	811,760

		811,760
JAPAN — 6.50%
Hokuto Corp.	4,100	84,096
Iseki & Co. Ltd.	30,000	60,730
Kubota Corp.	120,000	1,951,901
Maruha Nichiro Corp.	6,000	89,138
Mitsui Sugar Co. Ltd.	11,000	39,107
NH Foods Ltd.	14,000	318,893
Nihon Nohyaku Co. Ltd.	6,000	70,166
Nippon Beet Sugar Manufacturing Co. Ltd.	11,000	19,231
Sakata Seed Corp.	3,000	48,383

		2,681,645
MALAYSIA — 2.60%
Boustead Plantations Bhd	45,000	18,230

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2015

Security	Shares	Value
Felda Global Ventures Holdings Bhd	135,000	$86,903
Genting Plantations Bhd	24,000	69,256
IJM Plantations Bhd	36,000	37,958
IOI Corp. Bhd	294,000	384,223
Kim Loong Resources Bhd	15,000	10,905
Kuala Lumpur Kepong Bhd	48,000	302,331
QL Resources Bhd	55,450	58,004
Rimbunan Sawit Bhd[a]	82,100	13,440
Sarawak Oil Palms Bhd	15,000	23,099
TDM Bhd	62,200	14,929
TH Plantations Bhd	33,000	14,925
TSH Resources Bhd	63,000	39,506

		1,073,709
MEXICO — 0.44%
Grupo Lala SAB de CV	66,000	131,629
Industrias Bachoco SAB de CV Series Ba	12,000	51,108

		182,737
NETHERLANDS — 0.88%
Nutreco NV	7,200	364,989

		364,989
NORWAY — 4.24%
Austevoll Seafood ASA	9,420	57,284
Bakkafrost P/F	3,900	90,980
Leroy Seafood Group ASA	2,220	76,519
Marine Harvest ASA	31,860	403,978
Salmar ASA	5,340	87,831
Yara International ASA	18,630	1,030,354

		1,746,946
POLAND — 0.38%
Grupa Azoty SA	5,250	109,253
Kernel Holding SAa	5,430	46,960

		156,213
RUSSIA — 0.99%
Acron JSC	872	35,210
Uralkali PJSC	67,200	185,899
Uralkali PJSC GDR[d]	13,440	188,429

		409,538
SINGAPORE — 2.06%
Bumitama Agri Ltd.[b]	41,000	31,351
First Resources Ltd.[b]	60,000	81,391
GMG Global Ltd.[b]	450,000	19,521
Golden Agri-Resources Ltd.	720,000	214,396
Indofood Agri Resources Ltd.	60,000	30,880

Security	Shares	Value
Japfa Ltd.[a]	39,000	$15,197
Wilmar International Ltd.	191,000	454,996

		847,732
SOUTH AFRICA — 0.69%
Astral Foods Ltd.	4,200	62,955
Illovo Sugar Ltd.	21,480	45,511
Oceana Group Ltd.	3,060	28,885
Tongaat Hulett Ltd.	11,100	146,940

		284,291
SOUTH KOREA — 0.34%
Dongwon Industries Co. Ltd.	120	35,807
Farmsco[a]	1,260	15,900
Harim Co. Ltd.[a]	3,881	17,928
Namhae Chemical Corp.	2,820	22,585
Nong Woo Bio Co. Ltd.	870	18,113
Silla Co. Ltd.	710	14,005
TS Corp./Korea	600	14,377

		138,715
SPAIN — 0.00%
Pescanova SAa	414	—

		—
SWEDEN — 0.25%
Cloetta AB Class Ba	24,300	74,875
Scandi Standard ABa,b	4,410	27,758

		102,633
SWITZERLAND — 8.27%
Syngenta AG Registered	9,630	3,411,133

		3,411,133
TAIWAN — 0.30%
Taiwan Fertilizer Co. Ltd.	71,000	123,213

		123,213
THAILAND — 0.68%
Charoen Pokphand Foods PCL NVDR	277,100	204,847
GFPT PCL NVDR	58,100	24,261
Kaset Thai International Sugar Corp. PCL NVDR	72,000	23,606
Khon Kaen Sugar Industry PCL NVDR	76,100	29,188

		281,902
TURKEY — 0.06%
Gubre Fabrikalari TAS	9,210	22,997

		22,997
UNITED STATES — 48.13%
AGCO Corp.	9,120	453,629
Alico Inc.	420	19,181

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS ETF

February 28, 2015

Security	Shares	Value
American Vanguard Corp.	3,210	$36,177
Archer-Daniels-Midland Co.	66,690	3,193,117
Bunge Ltd.	14,940	1,221,793
Cal-Maine Foods Inc.	3,030	114,019
CF Industries Holdings Inc.	5,160	1,580,147
Darling Ingredients Inc.[a]	16,920	294,746
Deere & Co.	35,130	3,182,778
Fresh Del Monte Produce Inc.	4,590	161,614
Ingredion Inc.	7,590	623,974
Intrepid Potash Inc.[a]	6,330	89,380
Lindsay Corp.	1,350	118,233
Monsanto Co.	50,220	6,047,994
Mosaic Co. (The)	33,210	1,768,764
Sanderson Farms Inc.	2,190	186,610
Scotts Miracle-Gro Co. (The) Class A	4,770	312,483
Titan International Inc.	6,120	61,078
Toro Co. (The)	5,700	385,605

		19,851,322

TOTAL COMMON STOCKS
(Cost: $40,764,885)		40,516,962

INVESTMENT COMPANIES — 0.83%

INDIA — 0.83%
iShares India 50 ETF[e]	10,251	340,026

		340,026

TOTAL INVESTMENT COMPANIES
(Cost: $253,657)		340,026

PREFERRED STOCKS — 0.63%

CHILE — 0.63%
Sociedad Quimica y Minera de Chile SA Series B	10,050	258,306

		258,306

TOTAL PREFERRED STOCKS
(Cost: $274,594)		258,306

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	473,329	473,329
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	27,625	27,625

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	19,954	$19,954

		520,908

TOTAL SHORT-TERM INVESTMENTS
(Cost: $520,908)		520,908

TOTAL INVESTMENTS IN SECURITIES — 100.96%
(Cost: $41,814,044)		41,636,202
Other Assets, Less Liabilities — (0.96)%		(394,175)

NET ASSETS — 100.00%		$41,242,027

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 98.60%

AUSTRALIA — 1.35%
AWE Ltd.[a,b]	6,097	$5,918
Beach Energy Ltd.	14,366	11,920
Drillsearch Energy Ltd.[a]	5,278	4,049
Karoon Gas Australia Ltd.[a,b]	3,406	6,985
Santos Ltd.	11,895	73,928
Senex Energy Ltd.[a,b]	8,347	2,221
Sundance Energy Australia Ltd.[a,b]	13,455	5,845
Whitehaven Coal Ltd.[a,b]	8,840	11,140
Woodside Petroleum Ltd.	9,282	255,600

		377,606
AUSTRIA — 0.20%
OMV AG	1,924	55,559

		55,559
BRAZIL — 0.47%
Petroleo Brasileiro SA	37,700	124,992
QGEP Participacoes SA	2,600	6,229

		131,221
CANADA — 8.75%
Advantage Oil & Gas Ltd.[a]	2,249	11,689
ARC Resources Ltd.	3,809	73,669
Bankers Petroleum Ltd.[a]	2,743	6,634
Baytex Energy Corp.	1,991	32,544
Bellatrix Exploration Ltd.[a,b]	2,964	8,593
Birchcliff Energy Ltd.[a,b]	1,365	7,543
BlackPearl Resources Inc.[a]	3,263	2,273
Bonavista Energy Corp.	2,028	11,629
Bonterra Energy Corp.	364	12,655
Cameco Corp.	4,667	72,136
Canadian Natural Resources Ltd.	13,494	392,938
Canadian Oil Sands Ltd.	5,733	51,469
Cenovus Energy Inc.	9,425	162,814
Crescent Point Energy Corp.	5,200	128,475
Crew Energy Inc.[a]	2,301	10,541
DeeThree Exploration Ltd.[a]	1,092	5,720
Denison Mines Corp.[a,b]	3,497	3,137
Encana Corp.	9,126	119,059
Enerplus Corp.	2,730	27,526
Freehold Royalties Ltd.	664	10,077
Husky Energy Inc.	4,290	96,509
Imperial Oil Ltd.	3,588	138,618
Ithaca Energy Inc.[a]	3,497	2,296
Kelt Exploration Ltd.[a]	1,092	7,128

Security	Shares	Value
Long Run Exploration Ltd.	1,482	$1,317
MEG Energy Corp.[a,b]	2,002	33,526
NuVista Energy Ltd.[a]	1,898	12,449
Painted Pony Petroleum Ltd.[a]	1,261	7,089
Paramount Resources Ltd. Class Aa,b	884	22,025
Parex Resources Inc.[a]	1,300	8,194
Pengrowth Energy Corp.	7,307	24,227
Penn West Petroleum Ltd.[b]	5,850	11,759
Peyto Exploration & Development Corp.	1,820	50,957
PrairieSky Royalty Ltd.	1,573	39,834
Raging River Exploration Inc.[a]	2,509	15,673
RMP Energy Inc.[a]	1,703	6,233
Suncor Energy Inc.	18,044	542,339
Surge Energy Inc.	3,536	8,892
Talisman Energy Inc.	12,558	97,857
TORC Oil & Gas Ltd.	1,014	7,349
Tourmaline Oil Corp.[a]	2,132	66,351
TransGlobe Energy Corp.	754	2,204
Trilogy Energy Corp.[b]	1,157	6,848
Twin Butte Energy Ltd.	3,900	2,780
Vermilion Energy Inc.	1,365	61,459
Whitecap Resources Inc.	2,873	31,062

		2,456,096
CHINA — 2.94%
China Coal Energy Co. Ltd. Class Hb	52,000	28,027
China Shenhua Energy Co. Ltd. Class H	39,000	102,083
CNOOC Ltd.	221,000	317,446
Inner Mongolia Yitai Coal Co. Ltd. Class B	100	136
Kunlun Energy Co. Ltd.[b]	52,000	51,159
MIE Holdings Corp.[b]	26,000	2,917
PetroChina Co. Ltd. Class H	260,000	301,723
Yanzhou Coal Mining Co. Ltd. Class Hb	26,000	21,456

		824,947
COLOMBIA — 0.20%
Ecopetrol SA	68,094	56,923

		56,923
FINLAND — 0.15%
Neste Oil OYJ	1,586	41,431

		41,431
FRANCE — 5.04%
Etablissements Maurel et Prom[a]	962	8,288

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2015

Security	Shares	Value
MPI	2,314	$8,383
Total SA	25,844	1,398,232

		1,414,903
GREECE — 0.01%
Motor Oil Hellas Corinth Refineries SA	176	1,579

		1,579
HUNGARY — 0.09%
MOL Hungarian Oil & Gas PLC	559	24,808

		24,808
INDIA — 1.03%
Reliance Industries Ltd. GDR[c]	10,322	287,984

		287,984
INDONESIA — 0.20%
Adaro Energy Tbk PT	163,800	12,166
Energi Mega Persada Tbk PTa	1,006,200	7,474
Indo Tambangraya Megah Tbk PT	6,500	8,499
Medco Energi Internasional Tbk PT	23,400	5,431
Sugih Energy Tbk PTa	401,700	12,929
Tambang Batubara Bukit Asam Persero Tbk PT	13,000	10,737

		57,236
ISRAEL — 0.04%
Naphtha Israel Petroleum Corp. Ltd.[a]	794	4,400
Oil Refineries Ltd.[a]	18,916	5,806

		10,206
ITALY — 2.10%
Eni SpA	30,732	574,969
ERG SpA	702	8,858
Saras SpA[a]	3,783	5,372

		589,199
JAPAN — 1.16%
Cosmo Oil Co. Ltd.	13,000	18,704
Idemitsu Kosan Co. Ltd.	1,300	22,869
INPEX Corp.	11,700	138,830
Japan Petroleum Exploration Co. Ltd.	100	3,354
JX Holdings Inc.	28,600	116,008
Showa Shell Sekiyu KK	2,600	24,925

		324,690
NORWAY — 1.02%
Det Norske Oljeselskap ASA[a,b]	1,274	6,522
DNO ASA[a,b]	7,488	14,700
Statoil ASA	13,949	264,163

		285,385

Security	Shares	Value
POLAND — 0.29%
Grupa Lotos SAa	1,456	$10,247
Lubelski Wegiel Bogdanka SA	416	10,941
Polski Koncern Naftowy Orlen SA	4,069	60,054

		81,242
PORTUGAL — 0.20%
Galp Energia SGPS SA	4,654	54,838

		54,838
RUSSIA — 2.01%
Lukoil OAO	3,045	147,560
Lukoil OAO ADR (London)	3,045	147,378
NOVATEK OAO GDR[d]	1,157	97,014
Rosneft OAO	9,280	39,911
Surgutneftegas OAO	41,600	23,484
Surgutneftegas OAO ADR	4,160	23,109
Tatneft OAO Class S	16,900	87,174

		565,630
SOUTH AFRICA — 0.08%
Exxaro Resources Ltd.	2,301	22,562

		22,562
SOUTH KOREA — 0.39%
S-Oil Corp.	663	39,144
SK Innovation Co. Ltd.[a]	754	71,103

		110,247
SPAIN — 0.87%
Repsol SA	12,642	244,958

		244,958
SWEDEN — 0.13%
Lundin Petroleum ABa,b	2,561	37,736

		37,736
THAILAND — 0.48%
Bangchak Petroleum PCL (The) NVDR[b]	6,500	6,786
Banpu PCL NVDR	19,500	18,246
Esso Thailand PCL NVDR[a]	41,600	8,299
IRPC PCL NVDR	193,700	26,721
PTT Exploration & Production PCL NVDR	15,631	54,634
Thai Oil PCL NVDR	13,000	21,110

		135,796
TURKEY — 0.11%
Tupras Turkiye Petrol Rafinerileri AS	1,482	31,231

		31,231

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2015

Security	Shares	Value
UNITED KINGDOM — 17.37%
Afren PLC[a,b]	12,272	$1,632
Amerisur Resources PLC[a]	16,952	8,645
Anglo Pacific Group PLC	1,378	1,970
BG Group PLC	41,379	612,613
BP PLC	222,703	1,542,031
Cairn Energy PLC[a]	6,565	20,646
EnQuest PLC[a]	11,479	7,406
Faroe Petroleum PLC[a]	2,132	2,471
Hargreaves Services PLC	351	2,577
Ophir Energy PLC[a]	6,266	13,489
Premier Oil PLC	6,409	16,689
Royal Dutch Shell PLC Class A	47,684	1,560,771
Royal Dutch Shell PLC Class B	29,525	1,006,324
SOCO International PLC[a]	2,821	12,229
Tullow Oil PLC	11,206	67,072

		4,876,565
UNITED STATES — 51.92%
Abraxas Petroleum Corp.[a]	2,548	7,771
Alpha Natural Resources Inc.[a]	3,497	4,441
Anadarko Petroleum Corp.	6,175	520,120
Antero Resources Corp.[a]	637	25,130
Apache Corp.	4,745	312,411
Arch Coal Inc.[a]	3,523	4,615
Bill Barrett Corp.[a]	611	6,134
Bonanza Creek Energy Inc.[a]	377	10,160
Cabot Oil & Gas Corp.	5,174	150,046
California Resources Corp.[a]	3,822	27,366
Callon Petroleum Co.[a]	1,287	9,421
Carrizo Oil & Gas Inc.[a]	598	28,459
Chesapeake Energy Corp.	6,526	108,854
Chevron Corp.	22,919	2,444,999
Cimarex Energy Co.	1,118	122,622
Clayton Williams Energy Inc.[a]	78	3,827
Cloud Peak Energy Inc.[a]	429	3,556
Cobalt International Energy Inc.[a]	3,510	35,942
Comstock Resources Inc.	546	2,839
Concho Resources Inc.[a]	1,404	152,924
ConocoPhillips	14,937	973,892
CONSOL Energy Inc.	2,834	91,255
Contango Oil & Gas Co.[a]	286	6,730
Continental Resources Inc./OKa	1,066	47,426
CVR Energy Inc.	208	8,734
Delek U.S. Holdings Inc.	611	22,778
Denbury Resources Inc.	4,732	39,749
Devon Energy Corp.	4,758	293,045

Security	Shares	Value
Diamondback Energy Inc.[a]	638	$45,432
Energen Corp.	871	56,301
EOG Resources Inc.	6,708	601,842
EQT Corp.	1,885	150,442
EXCO Resources Inc.	1,912	4,015
Exxon Mobil Corp.	51,547	4,563,971
Gulfport Energy Corp.[a]	1,118	51,216
Halcon Resources Corp.[a]	3,380	6,490
Hess Corp.	3,367	252,794
HollyFrontier Corp.	2,262	99,505
Kosmos Energy Ltd.[a]	1,261	11,324
Laredo Petroleum Inc.[a]	832	9,926
LinnCo LLC	1,288	14,207
Magnum Hunter Resources Corp.[a]	2,093	5,526
Marathon Oil Corp.	8,476	236,141
Marathon Petroleum Corp.	3,419	358,995
Matador Resources Co.[a]	741	16,050
Memorial Resource Development Corp.[a]	936	19,197
Murphy Oil Corp.	2,223	113,129
Newfield Exploration Co.[a]	1,586	52,386
Noble Energy Inc.	4,316	203,845
Northern Oil and Gas Inc.[a]	1,105	9,525
Oasis Petroleum Inc.[a]	1,443	20,678
Occidental Petroleum Corp.	9,399	731,994
Parsley Energy Inc. Class Aa	351	5,226
PBF Energy Inc.	1,066	33,227
PDC Energy Inc.[a]	442	22,843
Peabody Energy Corp.	3,562	28,140
Penn Virginia Corp.[a]	858	5,697
Pioneer Natural Resources Co.	1,833	279,569
QEP Resources Inc.	2,106	45,237
Range Resources Corp.	2,067	102,399
Rex Energy Corp.[a]	429	2,102
Rosetta Resources Inc.[a]	806	14,290
RSP Permian Inc.[a]	468	12,711
Sanchez Energy Corp.[a]	611	8,187
SandRidge Energy Inc.[a]	4,264	7,547
SM Energy Co.	897	43,522
Southwestern Energy Co.[a]	4,511	113,136
Stone Energy Corp.[a]	702	11,892
Synergy Resources Corp.[a]	546	6,525
Tesoro Corp.	1,573	144,464
Triangle Petroleum Corp.[a]	1,313	6,513
Ultra Petroleum Corp.[a]	1,859	30,246
VAALCO Energy Inc.[a]	1,794	8,683
Valero Energy Corp.	6,409	395,371

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS ETF

February 28, 2015

Security	Shares	Value
W&T Offshore Inc.	780	$4,657
Western Refining Inc.	949	44,698
Whiting Petroleum Corp.[a]	2,134	72,193
WPX Energy Inc.[a]	2,314	24,945

		14,574,197

TOTAL COMMON STOCKS
(Cost: $28,614,440)		27,674,775

PREFERRED STOCKS — 0.79%

BRAZIL — 0.60%
Petroleo Brasileiro SA	50,700	169,688

		169,688
RUSSIA — 0.19%
Surgutneftegas OAO	83,200	52,089

		52,089

TOTAL PREFERRED STOCKS
(Cost: $342,117)		221,777

WARRANTS — 0.00%

UNITED STATES — 0.00%
Magnum Hunter Resources Corp. (Expires 04/15/16)[a]	50	—

		—

TOTAL WARRANTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.72%

MONEY MARKET FUNDS — 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	171,497	171,497
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	10,009	10,009
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	20,576	20,576

		202,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $202,082)		202,082

Value
TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $29,158,639)	$28,098,634
Other Assets, Less Liabilities — (0.11)%	(30,946)

NET ASSETS — 100.00%	$28,067,688

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL GOLD MINERS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 99.95%

AUSTRALIA — 6.20%
Newcrest Mining Ltd.[a]	348,870	$3,929,593

		3,929,593
CANADA — 57.25%
Agnico Eagle Mines Ltd.	88,160	2,836,173
Alacer Gold Corp.	296,380	643,247
Argonaut Gold Inc.[a,b]	262,015	436,464
AuRico Gold Inc.	232,435	820,917
Barrick Gold Corp.	612,915	7,981,418
Centerra Gold Inc.	166,170	813,117
China Gold International Resources Corp. Ltd.[a]	275,065	407,536
Eldorado Gold Corp.	490,535	2,832,465
Goldcorp Inc.	443,990	9,789,008
Kinross Gold Corp.[a]	798,225	2,250,232
Lake Shore Gold Corp.[a]	580,725	530,194
New Gold Inc.[a]	383,235	1,470,144
Primero Mining Corp.[a,b]	184,150	654,808
Rio Alto Mining Ltd.[a,b]	298,845	938,191
SEMAFO Inc.[a]	261,000	808,930
Timmins Gold Corp.[a]	403,970	352,643
Yamana Gold Inc.	634,810	2,699,588

		36,265,075
CHINA — 0.71%
China Precious Metal Resources Holdings Co. Ltd.[a,b]	5,801,000	448,794

		448,794
HONG KONG — 1.25%
G-Resources Group Ltd.[a]	25,665,000	794,229

		794,229
PERU — 2.60%
Cia. de Minas Buenaventura SA ADR	142,390	1,648,876

		1,648,876
SOUTH AFRICA — 12.26%
AngloGold Ashanti Ltd.[a]	231,130	2,600,684
Gold Fields Ltd.	554,045	2,579,806
Harmony Gold Mining Co. Ltd.[a]	374,680	924,080
Sibanye Gold Ltd.	627,125	1,658,090

		7,762,660
TURKEY — 0.91%
Koza Altin Isletmeleri AS	65,105	574,684

		574,684

Security	Shares	Value
UNITED KINGDOM — 6.18%
Acacia Mining PLC	15,660	$66,601
Centamin PLC	974,835	991,283
Randgold Resources Ltd.	35,670	2,855,443

		3,913,327
UNITED STATES — 12.59%
Allied Nevada Gold Corp.[a]	385,265	385,265
Gold Resource Corp.	113,100	391,326
McEwen Mining Inc.[a]	402,085	454,356
Newmont Mining Corp.	256,215	6,746,141

		7,977,088

TOTAL COMMON STOCKS
(Cost: $78,454,539)		63,314,326

SHORT-TERM INVESTMENTS — 0.65%

MONEY MARKET FUNDS — 0.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	358,770	358,770
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	20,939	20,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	29,164	29,164

		408,873

TOTAL SHORT-TERM INVESTMENTS
(Cost: $408,873)		408,873

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $78,863,412)		63,723,199
Other Assets, Less Liabilities — (0.60)%		(380,428)

NET ASSETS — 100.00%		$63,342,771

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 97.25%

AUSTRALIA — 17.40%
Alumina Ltd.[a]	693,843	$999,314
Arrium Ltd.	834,470	143,700
Atlas Iron Ltd.[b]	242,795	36,109
BC Iron Ltd.[b]	43,365	16,633
BHP Billiton Ltd.	869,216	22,894,749
BlueScope Steel Ltd.[a]	156,433	590,199
CuDeco Ltd.[a,b]	37,847	41,771
Fortescue Metals Group Ltd.	421,157	820,855
Iluka Resources Ltd.	114,660	705,436
Independence Group NL	64,436	286,988
Jacana Minerals Ltd.[b]	6,808	—
Lynas Corp. Ltd.[a,b]	855,540	38,841
Metals X Ltd.	60,828	58,802
Mount Gibson Iron Ltd.	181,791	35,574
OZ Minerals Ltd.	83,790	249,885
PanAust Ltd.	140,140	143,700
Rio Tinto Ltd.	118,580	5,978,440
Sandfire Resources NL	25,480	87,556
Sims Metal Management Ltd.[b]	49,002	468,331
Sirius Resources NLa,b	77,910	195,149
Syrah Resources Ltd.[a,b]	29,892	103,653
Western Areas Ltd.	56,026	185,504
Western Desert Resources Ltd.[a]	84,631	1

		34,081,190
AUSTRIA — 0.65%
AMAG Austria Metall AGc	1,715	60,719
Voestalpine AG	30,870	1,209,463

		1,270,182
BELGIUM — 0.32%
NV Bekaert SA	11,025	335,247
Nyrstar NVa,b	80,456	298,977

		634,224
BRAZIL — 1.53%
Cia. Siderurgica Nacional SA	196,000	353,017
Paranapanema SAa	49,200	41,296
Vale SA	350,100	2,601,859

		2,996,172
CANADA — 4.25%
Canam Group Inc.	10,780	113,528
Capstone Mining Corp.[a]	96,531	109,778
Dominion Diamond Corp.[a]	23,275	396,476
Dundee Precious Metals Inc.[a,b]	32,095	76,597

Security	Shares	Value
First Quantum Minerals Ltd.	162,190	$2,058,793
HudBay Minerals Inc.	63,210	551,787
Imperial Metals Corp.[a]	12,987	122,210
Ivanhoe Mines Ltd. Class Aa	138,180	91,851
Labrador Iron Ore Royalty Corp.[b]	18,130	263,677
Lundin Mining Corp.[a]	177,625	775,282
Major Drilling Group International Inc.	21,927	122,573
Nevsun Resources Ltd.	53,704	191,393
Sherritt International Corp.	79,870	160,552
Taseko Mines Ltd.[a,b]	57,085	48,918
Teck Resources Ltd. Class B	153,125	2,462,459
Thompson Creek Metals Co. Inc.[a]	54,145	86,292
Turquoise Hill Resources Ltd.[a,b]	218,540	684,332

		8,316,498
CHILE — 0.04%
CAP SA	19,722	80,878

		80,878
CHINA — 1.56%
Aluminum Corp. of China Ltd. Class Ha,b	980,000	475,124
China Metal Recycling Holdings Ltd.[a]	132,000	—
China Rare Earth Holdings Ltd.[a,b]	490,000	79,609
China Vanadium Titano-Magnetite Mining Co. Ltd.	245,000	21,798
Chongqing Iron & Steel Co. Ltd. Class Ha	244,000	49,080
CITIC Dameng Holdings Ltd.[a]	245,000	22,745
Fosun International Ltd.[b]	490,000	792,294
Honbridge Holdings Ltd.[a]	490,000	79,609
Hunan Nonferrous Metal Corp. Ltd. Class Ha	384,000	201,025
Inner Mongolia Eerduosi Resourses Co. Ltd. Class B	32,774	29,497
Jiangxi Copper Co. Ltd. Class H	367,000	626,537
MMG Ltd.	980,000	291,898
North Mining Shares Co. Ltd.[a,b]	1,750,000	81,233
Shougang Concord International Enterprises Co. Ltd.[a]	1,960,000	83,399
Shougang Fushan Resources Group Ltd.	490,000	96,036
Tiangong International Co. Ltd.	490,000	78,345
Xinjiang Xinxin Mining Industry Co. Ltd. Class Ha	245,000	45,491

		3,053,720

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2015

Security	Shares	Value
FINLAND — 0.17%
Outokumpu OYJ[a,b]	50,471	$331,739

		331,739
FRANCE — 1.84%
APERAM SAa,b	12,740	452,916
ArcelorMittal	272,930	2,990,908
Eramet[a]	1,470	152,417

		3,596,241
GERMANY — 2.16%
Aurubis AG	9,772	590,675
Salzgitter AG	10,535	301,618
ThyssenKrupp AG	125,151	3,339,535

		4,231,828
GREECE — 0.06%
Mytilineos Holdings SAa	17,544	123,186

		123,186
HONG KONG — 0.01%
IRC Ltd.[a,b]	490,000	27,800

		27,800
INDIA — 1.37%
Sesa Sterlite Ltd. ADR	116,725	1,660,997
Tata Steel Ltd. GDR[d]	178,850	1,012,291

		2,673,288
INDONESIA — 0.11%
Aneka Tambang Persero Tbk PT	1,200,500	93,346
Krakatau Steel Persero Tbk PTa	1,450,100	51,946
Timah Persero Tbk PT	986,067	77,817

		223,109
JAPAN — 9.39%
Asahi Holdings Inc.	12,200	206,965
Dowa Holdings Co. Ltd.	43,000	355,021
Hitachi Metals Ltd.	31,000	499,703
JFE Holdings Inc.	147,000	3,673,617
Kobe Steel Ltd.	980,000	1,934,669
Maruichi Steel Tube Ltd.	12,200	290,853
Mitsubishi Materials Corp.	344,000	1,185,562
Mitsui Mining & Smelting Co. Ltd.	122,000	277,586
Neturen Co. Ltd.	12,200	88,787
Nippon Denko Co. Ltd.	73,500	194,901
Nippon Light Metal Holdings Co. Ltd.	220,500	333,853
Nippon Steel & Sumitomo Metal Corp.	2,205,400	5,862,864
Nippon Yakin Kogyo Co. Ltd.[a,b]	49,000	99,603

Security	Shares	Value
Nisshin Steel Co. Ltd.	24,500	$341,641
OSAKA Titanium Technologies Co. Ltd.	12,200	256,154
Sumitomo Metal Mining Co. Ltd.	111,000	1,753,511
Toho Titanium Co. Ltd.[a]	24,500	163,545
Tokyo Steel Manufacturing Co. Ltd.	24,500	182,195
TOPY Industries Ltd.	52,000	130,060
UACJ Corp.	83,386	230,882
Yamato Kogyo Co. Ltd.	12,200	329,123

		18,391,095
MALAYSIA — 0.04%
Press Metal Bhd	98,000	81,848

		81,848
MEXICO — 1.84%
Grupo Mexico SAB de CV Series B	1,029,000	3,112,051
Grupo Simec SAB de CV Series Ba,b	24,500	73,375
Industrias CH SAB de CV Series Ba,b	39,900	181,861
Minera Frisco SAB de CV Series A1[a,b]	171,500	228,254

		3,595,541
NORWAY — 1.12%
Norsk Hydro ASA	383,302	2,200,272

		2,200,272
PERU — 0.72%
Southern Copper Corp.	46,988	1,398,833

		1,398,833
PHILIPPINES — 0.14%
Atlas Consolidated Mining & Development	245,000	55,401
Nickel Asia Corp.	328,700	216,201

		271,602
POLAND — 0.68%
Jastrzebska Spolka Weglowa SAa	15,191	90,321
KGHM Polska Miedz SA	37,975	1,241,835

		1,332,156
RUSSIA — 2.02%
Alrosa AO	465,500	529,026
Mechel ADR[a]	39,935	65,893
MMC Norilsk Nickel OJSC	14,945	2,725,746
Severstal PAO	56,350	630,965

		3,951,630
SINGAPORE — 0.04%
Midas Holdings Ltd.[b]	377,000	85,928

		85,928

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2015

Security	Shares	Value
SOUTH AFRICA — 1.43%
African Rainbow Minerals Ltd.	28,175	$295,967
Anglo American Platinum Ltd.[a]	14,700	468,576
ArcelorMittal South Africa Ltd.[a]	54,390	121,354
Assore Ltd.	9,065	118,320
Impala Platinum Holdings Ltd.[a]	145,775	897,067
Kumba Iron Ore Ltd.	16,905	332,210
Merafe Resources Ltd.	437,571	34,171
Northam Platinum Ltd.[a]	95,795	424,595
Royal Bafokeng Platinum Ltd.[a]	21,560	107,310

		2,799,570
SOUTH KOREA — 3.72%
Dongkuk Steel Mill Co. Ltd.[a]	16,240	93,514
Hyundai BNG Steel Co. Ltd.	2,696	38,074
Hyundai Hysco Co. Ltd.	2,604	153,267
Hyundai Steel Co.	19,417	1,185,312
KISCO Corp.	1,731	48,971
KISWIRE Ltd.	2,060	88,402
Korea Zinc Co. Ltd.	2,450	914,104
Poongsan Corp.	5,390	125,966
Poongsan Holdings Corp.	1,731	65,452
POSCO	17,395	4,239,590
POSCO Chemtech Co. Ltd.	735	97,304
SeAH Besteel Corp.	4,181	132,186
SeAH Holdings Corp.	245	33,595
SeAH Steel Corp.	857	65,902

		7,281,639
SPAIN — 0.33%
Acerinox SA	32,095	523,971
Tubacex SA	23,520	75,978
Tubos Reunidos SAb	22,052	42,296

		642,245
SWEDEN — 1.10%
Boliden AB	75,950	1,537,075
SSAB AB Class Aa,b	61,615	365,003
SSAB AB Class Ba	47,285	250,236

		2,152,314
SWITZERLAND — 0.08%
Schmolz + Bickenbach AG Registered[a]	161,210	156,449

		156,449
TAIWAN — 1.96%
China Metal Products	127,011	133,057
China Steel Corp.	3,232,612	2,686,552

Security	Shares	Value
Chun Yuan Steel	245,040	$90,900
Chung Hung Steel Corp.[a]	245,000	55,701
Feng Hsin Iron & Steel Co.	122,000	151,505
Gloria Material Technology Corp.	128,201	88,992
TA Chen Stainless Pipe	245,300	167,152
Ton Yi Industrial Corp.	245,000	182,161
Tung Ho Steel Enterprise Corp.	245,000	185,281
YC INOX Co. Ltd.	122,000	95,176

		3,836,477
THAILAND — 0.05%
STP & I PCL NVDR	171,500	102,911

		102,911
TURKEY — 0.48%
Borusan Mannesmann Boru Sanayi ve Ticaret AS	11,574	32,950
Eregli Demir ve Celik Fabrikalari TAS	385,633	647,066
Izmir Demir Celik Sanayi ASa	26,046	26,719
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Aa	42,651	39,005
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da	211,553	153,092
Koza Anadolu Metal Madencilik Isletmeleri ASa	47,632	31,818
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	6,629	8,118

		938,768
UNITED KINGDOM — 27.74%
African Minerals Ltd.[a,b]	69,505	1
Anglo American PLC	376,810	7,046,095
Antofagasta PLC	103,390	1,225,504
BHP Billiton PLC	569,135	14,217,776
Evraz PLC	107,803	327,866
Ferrexpo PLC	45,816	46,377
Gem Diamonds Ltd.[a]	29,400	69,061
Glencore PLC	2,868,705	13,310,966
KAZ Minerals PLC[a,b]	72,521	284,219
Lonmin PLC[a,b]	126,175	306,525
Petra Diamonds Ltd.[a]	108,290	313,951
Rio Tinto PLC	343,735	16,956,153
Vedanta Resources PLC	24,500	224,713

		54,329,207
UNITED STATES — 12.90%
AK Steel Holding Corp.[a,b]	46,795	206,834
Alcoa Inc.	318,010	4,703,368

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI GLOBAL METALS & MINING PRODUCERS ETF

February 28, 2015

Security	Shares	Value
Allegheny Technologies Inc.	29,400	$989,604
Carpenter Technology Corp.	14,700	622,692
Century Aluminum Co.[a]	14,945	283,507
Cliffs Natural Resources Inc.[b]	38,465	263,100
Commercial Metals Co.	31,115	468,281
Compass Minerals International Inc.	10,736	973,433
Freeport-McMoRan Inc.	280,244	6,061,678
Globe Specialty Metals Inc.	15,435	256,993
Haynes International Inc.	3,307	133,537
Horsehead Holding Corp.[a]	14,210	182,456
Kaiser Aluminum Corp.	6,579	497,043
Materion Corp.	5,267	192,877
Molycorp Inc.[a,b]	54,146	50,778
Nucor Corp.	88,417	4,158,251
Reliance Steel & Aluminum Co.	21,805	1,243,103
RTI International Metals Inc.[a]	7,595	211,673
Schnitzer Steel Industries Inc. Class A	7,350	115,395
Steel Dynamics Inc.	65,660	1,196,325
Stillwater Mining Co.[a,b]	33,320	483,140
SunCoke Energy Inc.	19,355	353,229
TimkenSteel Corp.	9,800	294,588
U.S. Steel Corp.	39,445	944,708
Worthington Industries Inc.	14,210	383,670

		25,270,263

TOTAL COMMON STOCKS
(Cost: $211,425,146)		190,458,803

PREFERRED STOCKS — 2.55%

BRAZIL — 2.55%
Bradespar SA	61,200	283,382
Cia. Ferro Ligas da Bahia-Ferbasa	12,200	26,240
Gerdau SA	245,000	871,404
Metalurgica Gerdau SA	73,500	286,870
Usinas Siderurgicas de Minas Gerais SA Class A	98,000	141,550
Vale SA	521,500	3,375,930

		4,985,376

TOTAL PREFERRED STOCKS
(Cost: $9,554,263)		4,985,376

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.88%

MONEY MARKET FUNDS — 2.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	5,235,018	$5,235,018
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	305,528	305,528
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	106,323	106,323

		5,646,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,646,869)		5,646,869

TOTAL INVESTMENTS IN SECURITIES — 102.68%
(Cost: $226,626,278)		201,091,048
Other Assets, Less Liabilities — (2.68)%		(5,253,845)

NET ASSETS — 100.00%		$195,837,203

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI GLOBAL SILVER MINERS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 100.05%

AUSTRALIA — 0.14%
Alcyone Resources Ltd.[a]	26,593,384	$20,816

		20,816
CANADA — 57.70%
Alexco Resource Corp.[a]	261,232	112,974
Endeavour Silver Corp.[a]	104,240	247,942
Excellon Resources Inc.[a]	227,072	118,205
First Majestic Silver Corp.[a,b]	93,712	578,641
Fortuna Silver Mines Inc.[a]	107,760	485,013
GoGold Resources Inc.[a]	149,152	182,759
Great Panther Silver Ltd.[a]	237,344	144,461
Klondex Mines Ltd.[a,b]	142,432	307,986
MAG Silver Corp.[a,b]	55,120	399,500
Mandalay Resources Corp.	400,640	301,607
Minco Silver Corp.[a]	246,528	146,102
Pan American Silver Corp.	59,840	577,961
Scorpio Mining Corp.[a]	1,357,696	201,156
Silver Standard Resources Inc.[a,b]	71,584	376,652
Silver Wheaton Corp.	154,992	3,351,447
Silvercorp Metals Inc.	196,720	261,527
Tahoe Resources Inc.	51,136	716,268
Wildcat Silver Corp.[a]	399,296	113,523

		8,623,724
HONG KONG — 4.01%
G-Resources Group Ltd.[a]	19,344,000	598,619

		598,619
MEXICO — 9.00%
Industrias Penoles SAB de CV	63,280	1,344,658

		1,344,658
PERU — 5.83%
Cia. de Minas Buenaventura SA ADR	75,184	870,631

		870,631
UNITED KINGDOM — 11.16%
Arian Silver Corp.[a,b]	290,336	136,849
Fresnillo PLC	100,720	1,277,908
Hochschild Mining PLC[a]	186,688	253,886

		1,668,643
UNITED STATES — 12.21%
Coeur Mining Inc.[a]	89,264	521,302
Golden Minerals Co.[a]	225,648	112,892
Hecla Mining Co.	210,240	697,997

Security	Shares	Value
McEwen Mining Inc.[a]	221,648	$250,462
Paramount Gold and Silver Corp.[a]	216,528	242,511

		1,825,164

TOTAL COMMON STOCKS
(Cost: $17,834,350)		14,952,255

SHORT-TERM INVESTMENTS — 6.22%

MONEY MARKET FUNDS — 6.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[c,d,e]	876,385	876,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[c,d,e]	51,148	51,148
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[c,d]	2,333	2,333

		929,866

TOTAL SHORT-TERM INVESTMENTS
(Cost: $929,866)		929,866

TOTAL INVESTMENTS IN SECURITIES — 106.27%
(Cost: $18,764,216)		15,882,121
Other Assets, Less Liabilities — (6.27)%		(937,658)

NET ASSETS — 100.00%		$14,944,463

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$41,039,479	$28,956,557	$78,454,539
Affiliated (Note 2)	774,565	202,082	408,873

Total cost of investments	$41,814,044	$29,158,639	$78,863,412

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$40,775,268	$27,896,552	$63,314,326
Affiliated (Note 2)	860,934	202,082	408,873

Total fair value of investments	41,636,202	28,098,634	63,723,199
Foreign currency, at value[b]	62,874	14,583	11,710
Receivables:
Investment securities sold	399,625	3,972	1,267,786
Due from custodian (Note 4)	—	44,546	—
Dividends and interest	69,352	122,637	40,202
Capital shares sold	—	43,509	—

Total Assets	42,168,053	28,327,881	65,042,897

LIABILITIES
Payables:
Investment securities purchased	413,054	71,763	1,301,534
Collateral for securities on loan (Note 1)	500,954	181,506	379,709
Investment advisory fees (Note 2)	12,018	6,924	18,883

Total Liabilities	926,026	260,193	1,700,126

NET ASSETS	$41,242,027	$28,067,688	$63,342,771

Net assets consist of:
Paid-in capital	$41,533,745	$29,235,829	$96,073,459
Undistributed net investment income	121,171	113,866	39,710
Accumulated net realized loss	(232,029)	(221,361)	(17,630,010)
Net unrealized depreciation	(180,860)	(1,060,646)	(15,140,388)

NET ASSETS	$41,242,027	$28,067,688	$63,342,771

Shares outstanding[c]	1,500,000	1,300,000	7,250,000

Net asset value per share	$27.49	$21.59	$8.74

[a]	Securities on loan with values of $468,059, $170,649 and $351,351, respectively. See Note 1.
[b]	Cost of foreign currency: $63,927, $15,203 and $11,718, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES®, INC.

February 28, 2015

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

ASSETS
Investments, at cost:
Unaffiliated	$220,979,409	$17,834,350
Affiliated (Note 2)	5,646,869	929,866

Total cost of investments	$226,626,278	$18,764,216

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$195,444,179	$14,952,255
Affiliated (Note 2)	5,646,869	929,866

Total fair value of investments	201,091,048	15,882,121
Foreign currency, at value[b]	103,556	4,226
Cash	1,599	—
Receivables:
Investment securities sold	305,243	360,232
Dividends and interest	127,570	10,648
Capital shares sold	711,745	—

Total Assets	202,340,761	16,257,227

LIABILITIES
Payables:
Investment securities purchased	491,582	380,688
Collateral for securities on loan (Note 1)	5,540,546	927,533
Capital shares redeemed	417,243	—
Investment advisory fees (Note 2)	54,187	4,543

Total Liabilities	6,503,558	1,312,764

NET ASSETS	$195,837,203	$14,944,463

Net assets consist of:
Paid-in capital	$230,986,575	$20,456,708
Distributions in excess of net investment income	(236,550)	(268,555)
Accumulated net realized loss	(9,373,750)	(2,361,420)
Net unrealized depreciation	(25,539,072)	(2,882,270)

NET ASSETS	$195,837,203	$14,944,463

Shares outstanding[c]	12,250,000	1,600,000

Net asset value per share	$15.99	$9.34

[a]	Securities on loan with values of $5,237,446 and $878,081, respectively. See Note 1.
[b]	Cost of foreign currency: $104,546 and $4,391, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Operations (Unaudited)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Global Agriculture Producers ETF	iShares MSCI Global Energy Producers ETF	iShares MSCI Global Gold Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$398,291	$206,713	$268,181
Dividends — affiliated (Note 2)	440	—	—
Interest — affiliated (Note 2)	2	—	1
Securities lending income — affiliated (Note 2)	11,159	345	9,284

	409,892	207,058	277,466
Less: Other foreign taxes (Note 1)	(4)	—	—

Total investment income	409,888	207,058	277,466

EXPENSES
Investment advisory fees (Note 2)	84,778	22,722	107,371

Total expenses	84,778	22,722	107,371
Less investment advisory fees waived (Note 2)	(1,611)	—	—

Net expenses	83,167	22,722	107,371

Net investment income	326,721	184,336	170,095

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(86,962)	(71,785)	(4,341,119)
Investments — affiliated (Note 2)	1,895	—	—
In-kind redemptions — unaffiliated	803,956	—	581,507
In-kind redemptions — affiliated (Note 2)	15,865	—	—
Foreign currency transactions	(10,316)	(2,104)	(3,593)

Net realized gain (loss)	724,438	(73,889)	(3,763,205)

Net change in unrealized appreciation/depreciation on:
Investments	(452,568)	(1,709,232)	(11,258,628)
Translation of assets and liabilities in foreign currencies	(2,499)	(570)	(537)

Net change in unrealized appreciation/depreciation	(455,067)	(1,709,802)	(11,259,165)

Net realized and unrealized gain (loss)	269,371	(1,783,691)	(15,022,370)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$596,092	$(1,599,355)	$(14,852,275)

[a]	Net of foreign withholding tax of $25,455, $10,920 and $40,406, respectively.

See notes to financial statements.

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES®, INC.

Six months ended February 28, 2015

	iShares MSCI Global Metals & Mining Producers ETF	iShares MSCI Global Silver Miners ETF

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,961,140	$31,627
Interest — affiliated (Note 2)	7	—
Securities lending income — affiliated (Note 2)	37,363	3,611

	1,998,510	35,238
Less: Other foreign taxes (Note 1)	(20)	—

Total investment income	1,998,490	35,238

EXPENSES
Investment advisory fees (Note 2)	323,260	26,177

Total expenses	323,260	26,177

Net investment income	1,675,230	9,061

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,949,149)	(905,344)
In-kind redemptions — unaffiliated	815,031	171,327
Foreign currency transactions	(75,465)	(655)

Net realized loss	(1,209,583)	(734,672)

Net change in unrealized appreciation/depreciation on:
Investments	(34,784,919)	(2,912,401)
Translation of assets and liabilities in foreign currencies	(394)	(135)

Net change in unrealized appreciation/depreciation	(34,785,313)	(2,912,536)

Net realized and unrealized loss	(35,994,896)	(3,647,208)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,319,666)	$(3,638,147)

[a]	Net of foreign withholding tax of $103,696 and $5,300, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers ETF		iShares MSCI Global Energy Producers ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$326,721	$903,316	$184,336	$143,021
Net realized gain (loss)	724,438	(54,954)	(73,889)	(96,577)
Net change in unrealized appreciation/depreciation	(455,067)	3,654,533	(1,709,802)	849,565

Net increase (decrease) in net assets resulting from operations	596,092	4,502,895	(1,599,355)	896,009

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(351,717)	(869,161)	(106,952)	(128,943)

Total distributions to shareholders	(351,717)	(869,161)	(106,952)	(128,943)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,260,245	12,206,285	21,355,405	2,840,186
Cost of shares redeemed	(6,657,304)	(5,161,272)	—	—

Net increase (decrease) in net assets from capital share transactions	(5,397,059)	7,045,013	21,355,405	2,840,186

INCREASE (DECREASE) IN NET ASSETS	(5,152,684)	10,678,747	19,649,098	3,607,252

NET ASSETS
Beginning of period	46,394,711	35,715,964	8,418,590	4,811,338

End of period	$41,242,027	$46,394,711	$28,067,688	$8,418,590

Undistributed net investment income included in net assets at end of period	$121,171	$146,167	$113,866	$36,482

SHARES ISSUED AND REDEEMED
Shares sold	50,000	450,000	1,000,000	100,000
Shares redeemed	(250,000)	(200,000)	—	—

Net increase (decrease) in shares outstanding	(200,000)	250,000	1,000,000	100,000

See notes to financial statements.

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners ETF		iShares MSCI Global Metals & Mining Producers ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$170,095	$419,898	$1,675,230	$4,351,654
Net realized gain (loss)	(3,763,205)	(9,562,667)	(1,209,583)	5,287,882
Net change in unrealized appreciation/depreciation	(11,259,165)	11,792,558	(34,785,313)	24,025,906

Net increase (decrease) in net assets resulting from operations	(14,852,275)	2,649,789	(34,319,666)	33,665,442

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(187,852)	(410,920)	(2,429,443)	(4,935,233)

Total distributions to shareholders	(187,852)	(410,920)	(2,429,443)	(4,935,233)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,396,957	33,392,792	54,828,814	51,854,849
Cost of shares redeemed	(3,990,530)	(2,940,209)	(5,941,724)	(119,693,896)

Net increase (decrease) in net assets from capital share transactions	7,406,427	30,452,583	48,887,090	(67,839,047)

INCREASE (DECREASE) IN NET ASSETS	(7,633,700)	32,691,452	12,137,981	(39,108,838)

NET ASSETS
Beginning of period	70,976,471	38,285,019	183,699,222	222,808,060

End of period	$63,342,771	$70,976,471	$195,837,203	$183,699,222

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$39,710	$57,467	$(236,550)	$517,663

SHARES ISSUED AND REDEEMED
Shares sold	1,400,000	3,300,000	3,500,000	2,650,000
Shares redeemed	(450,000)	(300,000)	(350,000)	(5,850,000)

Net increase (decrease) in shares outstanding	950,000	3,000,000	3,150,000	(3,200,000)

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Silver Miners ETF
	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,061	$55,868
Net realized loss	(734,672)	(1,309,004)
Net change in unrealized appreciation/depreciation	(2,912,536)	1,092,563

Net decrease in net assets resulting from operations	(3,638,147)	(160,573)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(234,737)	(104,622)

Total distributions to shareholders	(234,737)	(104,622)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,799,772	7,281,618
Cost of shares redeemed	(957,750)	—

Net increase in net assets from capital share transactions	4,842,022	7,281,618

INCREASE IN NET ASSETS	969,138	7,016,423

NET ASSETS
Beginning of period	13,975,325	6,958,902

End of period	$14,944,463	$13,975,325

Distributions in excess of net investment income included in net assets at end of period	$(268,555)	$(42,879)

SHARES ISSUED AND REDEEMED
Shares sold	600,000	600,000
Shares redeemed	(100,000)	—

Net increase in shares outstanding	500,000	600,000

See notes to financial statements.

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Agriculture Producers ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$27.29	$24.63	$24.91	$24.88

Income from investment operations:
Net investment income[b]	0.20	0.58	0.50	0.28
Net realized and unrealized gain (loss)[c]	0.22	2.63	(0.46)	(0.05)

Total from investment operations	0.42	3.21	0.04	0.23

Less distributions from:
Net investment income	(0.22)	(0.55)	(0.32)	(0.20)

Total distributions	(0.22)	(0.55)	(0.32)	(0.20)

Net asset value, end of period	$27.49	$27.29	$24.63	$24.91

Total return	1.59%[d]	13.05%	0.10%	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$41,242	$46,395	$35,716	$9,965
Ratio of expenses to average net assets[e]	0.38%	0.38%	0.38%	0.38%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	1.50%	2.17%	1.87%	1.93%
Portfolio turnover rate[f]	4%	14%	6%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 3%, 13%, 6% and 6%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Energy Producers ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$28.06	$24.06	$23.51	$24.79

Income from investment operations:
Net investment income[b]	0.35	0.68	0.63	0.43
Net realized and unrealized gain (loss)[c]	(6.64)	3.96	0.55	(1.39)

Total from investment operations	(6.29)	4.64	1.18	(0.96)

Less distributions from:
Net investment income	(0.18)	(0.64)	(0.63)	(0.32)

Total distributions	(0.18)	(0.64)	(0.63)	(0.32)

Net asset value, end of period	$21.59	$28.06	$24.06	$23.51

Total return	(22.40)%[d]	19.44%	5.10%	(3.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$28,068	$8,419	$4,811	$4,701
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	3.16%	2.57%	2.61%	3.16%
Portfolio turnover rate[f]	1%	8%	6%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 1%, 8%, 6% and 5%, respectively. See Note 4.

See notes to financial statements.

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Gold Miners ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$11.27	$11.60	$20.05	$25.00

Income from investment operations:
Net investment income[b]	0.03	0.08	0.21	0.15
Net realized and unrealized loss[c]	(2.53)	(0.33)	(8.47)	(5.02)

Total from investment operations	(2.50)	(0.25)	(8.26)	(4.87)

Less distributions from:
Net investment income	(0.03)	(0.08)	(0.19)	(0.08)

Total distributions	(0.03)	(0.08)	(0.19)	(0.08)

Net asset value, end of period	$8.74	$11.27	$11.60	$20.05

Total return	(22.13)%[d]	(2.01)%	(41.28)%	(19.45)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$63,343	$70,976	$38,285	$32,084
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	0.62%	0.81%	1.37%	1.25%
Portfolio turnover rate[f]	8%	22%	19%	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Metals & Mining Producers ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$20.19	$18.11	$19.00	$24.76

Income from investment operations:
Net investment income[b]	0.17	0.50	0.50	0.37
Net realized and unrealized gain (loss)[c]	(4.12)	2.23	(1.00)	(6.00)

Total from investment operations	(3.95)	2.73	(0.50)	(5.63)

Less distributions from:
Net investment income	(0.25)	(0.65)	(0.39)	(0.13)

Total distributions	(0.25)	(0.65)	(0.39)	(0.13)

Net asset value, end of period	$15.99	$20.19	$18.11	$19.00

Total return	(19.46)%[d]	15.32%	(2.68)%	(22.76)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$195,837	$183,699	$222,808	$123,524
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	2.02%	2.53%	2.51%	2.98%
Portfolio turnover rate[f]	2%	18%	11%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the years ended August 31, 2014, August 31, 2013 and the period ended August 31, 2012 were 2%, 15%, 7% and 1%, respectively. See Note 4.

See notes to financial statements.

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Global Silver Miners ETF
	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Year ended Aug. 31, 2013	Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$12.70	$13.92	$20.94	$24.87

Income from investment operations:
Net investment income[b]	0.01	0.08	0.16	0.11
Net realized and unrealized loss[c]	(3.21)	(1.15)	(6.90)	(3.90)

Total from investment operations	(3.20)	(1.07)	(6.74)	(3.79)

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.28)	(0.14)

Total distributions	(0.16)	(0.15)	(0.28)	(0.14)

Net asset value, end of period	$9.34	$12.70	$13.92	$20.94

Total return	(25.05)%[d]	(7.48)%	(32.49)%	(15.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$14,944	$13,975	$6,959	$2,094
Ratio of expenses to average net assets[e]	0.39%	0.39%	0.39%	0.39%
Ratio of net investment income to average net assets[e]	0.13%	0.63%	1.03%	0.86%
Portfolio turnover rate[f]	9%	22%	13%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements (Unaudited)

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI Global Agriculture Producers	Non-diversified
MSCI Global Energy Producers	Non-diversified
MSCI Global Gold Miners	Non-diversified
MSCI Global Metals & Mining Producers	Non-diversified
MSCI Global Silver Miners	Non-diversified

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of February 28, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF and Investment Type	Investments
	Level 1	Level 2		Level 3		Total
MSCI Global Agriculture Producers
Assets:
Common Stocks	$40,516,962	$—		$0	[a]	$40,516,962
Investment Companies	340,026	—		—		340,026
Preferred Stocks	258,306	—		—		258,306
Money Market Funds	520,908	—		—		520,908

	$41,636,202	$—		$0	[a]	$41,636,202

MSCI Global Energy Producers
Assets:
Common Stocks	$27,674,775	$—		$—		$27,674,775
Preferred Stocks	221,777	—		—		221,777
Warrants	—	0	[a]	—		0	[a]
Money Market Funds	202,082	—		—		202,082

	$28,098,634	$0	[a]	$—		$28,098,634

MSCI Global Gold Miners
Assets:
Common Stocks	$63,314,326	$—		$—		$63,314,326
Money Market Funds	408,873	—		—		408,873

	$63,723,199	$—		$—		$63,723,199

MSCI Global Metals & Mining Producers
Assets:
Common Stocks	$190,417,030	$41,771		$2		$190,458,803
Preferred Stocks	4,985,376	—		—		4,985,376
Money Market Funds	5,646,869	—		—		5,646,869

	$201,049,275	$41,771		$2		$201,091,048

MSCI Global Silver Miners
Assets:
Common Stocks	$14,931,439	$20,816		$—		$14,952,255
Money Market Funds	929,866	—		—		929,866

	$15,861,305	$20,816		$—		$15,882,121

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their statements of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Funds’ statements of assets and liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the statements of assets and liabilities. Income earned by the Funds from securities lending is disclosed in the statements of operations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of each Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

iShares ETF	Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
MSCI Global Agriculture Producers	$468,059	$468,059	$—
MSCI Global Energy Producers	170,649	170,649	—
MSCI Global Gold Miners	351,351	351,351	—
MSCI Global Metals & Mining Producers	5,237,446	5,237,446	—
MSCI Global Silver Miners	878,081	878,081	—

[a]

Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in each Fund’s statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statements and disclosures.

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of each Fund.

In addition, each of the iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs indirectly pays its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for each Fund through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to each Fund’s investments in other iShares funds, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Funds retain a portion of securities lending income and remit a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, each Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, each Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

For the six months ended February 28, 2015, each Fund paid to BTC the following amounts in total for securities lending agent services and collateral investment fees:

iShares ETF	Fees Paid to BTC
MSCI Global Agriculture Producers	$3,482
MSCI Global Energy Producers	109
MSCI Global Gold Miners	3,001
MSCI Global Metals & Mining Producers	11,933
MSCI Global Silver Miners	1,221

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the statements of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Global Agriculture Producers and iShares MSCI Global Metals & Mining Producers ETFs, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the six months ended February 28, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI Global Agriculture Producers
iShares India 50 ETF	12,183	358	(2,290)	10,251	$340,026	$440	$17,760

Certain directors and officers of the Company are also officers of BTC and/or BFA.

42	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015 were as follows:

iShares ETF	Purchases	Sales
MSCI Global Agriculture Producers	$1,565,268	$1,868,968
MSCI Global Energy Producers	706,265	141,711
MSCI Global Gold Miners	4,603,031	4,479,551
MSCI Global Metals & Mining Producers	10,770,053	4,114,123
MSCI Global Silver Miners	1,246,173	1,447,646

In-kind transactions (see Note 4) for the six months ended February 28, 2015 were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Agriculture Producers	$1,175,785	$6,274,579
MSCI Global Energy Producers	20,740,582	—
MSCI Global Gold Miners	11,285,033	3,955,997
MSCI Global Metals & Mining Producers	46,839,680	5,105,782
MSCI Global Silver Miners	5,782,384	955,883

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the statements of changes in net assets.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the statements of assets and liabilities.

5.	MARKET AND CREDIT RISK

In the normal course of business, each Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund’s prospectus provides details of these and other types of risk.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its direct or indirect investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

Each Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

Each Fund invests all or substantially all of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions affecting those market sectors may have a significant impact on its investment performance.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the iShares MSCI Global Agriculture Producers ETF, iShares MSCI Global Energy Producers ETF and iShares MSCI Global Metals & Mining Producers ETF issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of each Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share.

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Funds’ fiscal year end, the following Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non- Expiring
MSCI Global Agriculture Producers	$17,007
MSCI Global Energy Producers	38,653
MSCI Global Gold Miners	1,723,545
MSCI Global Metals & Mining Producers	1,369,119
MSCI Global Silver Miners	112,746

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements (Unaudited) (Continued)

iSHARES®, INC.

As of February 28, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Agriculture Producers	$42,218,725	$3,697,640	$(4,280,163)	$(582,523)
MSCI Global Energy Producers	29,181,283	351,419	(1,434,068)	(1,082,649)
MSCI Global Gold Miners	88,253,917	1,664,821	(26,195,539)	(24,530,718)
MSCI Global Metals & Mining Producers	230,284,815	9,156,039	(38,349,806)	(29,193,767)
MSCI Global Silver Miners	20,051,377	225,673	(4,394,929)	(4,169,256)

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Global Agriculture Producers	$0.192497	$—	$0.027326	$0.219823	88%	—%	12%	100%
MSCI Global Energy Producers	0.169263	—	0.008990	0.178253	95	—	5	100
MSCI Global Gold Miners	0.029108	—	0.000475	0.029583	98	—	2	100
MSCI Global Metals & Mining Producers	0.216352	—	0.036715	0.253067	85	—	15	100

SUPPLEMENTAL INFORMATION	47

Notes:

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	49

Notes:

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily basis on the Funds’ website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-812-0215

FEBRUARY 28, 2015

2015 SEMI-ANNUAL REPORT (UNAUDITED)

iShares, Inc.

➢	iShares Core MSCI Emerging Markets ETF | IEMG | NYSE Arca

Fund Performance Overview

iSHARES® CORE MSCI EMERGING MARKETS ETF

Performance as of February 28, 2015

The iShares Core MSCI Emerging Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization emerging market equities, as represented by the MSCI Emerging Markets Investable Market Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month reporting period ended February 28, 2015, the total return for the Fund was -8.11%, net of fees, while the total return for the Index was -8.10%.

	Average Annual Total Returns			Cumulative Total Returns
	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1 Year	4.78%	5.67%	4.81%	4.78%	5.67%	4.81%
Since Inception	1.66%	1.79%	1.66%	3.98%	4.28%	3.97%

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period [a]	Annualized Expense Ratio
$1,000.00	$918.90	$0.86	$1,000.00	$1,023.90	$0.90	0.18%

[a]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

PORTFOLIO ALLOCATION

As of 2/28/15

Sector	Percentage of Total Investments*

Financials	27.50%
Information Technology	18.18
Consumer Discretionary	10.23
Consumer Staples	8.12
Materials	8.05
Industrials	7.76
Energy	7.42
Telecommunication Services	6.66
Utilities	3.34
Health Care	2.74

TOTAL	100.00%

TEN LARGEST COUNTRY ALLOCATIONS

As of 2/28/15

Country	Percentage of Total Investments*

China	21.90%
South Korea	14.85
Taiwan	13.47
India	8.00
South Africa	7.95
Brazil	7.55
Mexico	4.50
Malaysia	3.61
Russia	3.31
Indonesia	2.81

TOTAL	87.95%

*	Excludes money market funds.

FUND PERFORMANCE OVERVIEW	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on September 1, 2014 and held through February 28, 2015, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
COMMON STOCKS — 95.54%

BRAZIL — 4.65%
Abril Educacao SAa	173,000	$715,149
Aliansce Shopping Centers SA	143,200	816,325
ALL – America Latina Logistica SA	677,800	1,322,722
Alupar Investimento SA Units	113,100	723,846
Ambev SA	6,789,500	43,548,160
Arezzo Industria e Comercio SA	130,800	1,161,914
B2W Cia. Digital[a]	201,951	1,416,097
Banco ABC Brasil SAa	3,717	15,274
Banco Bradesco SA	911,460	11,902,676
Banco do Brasil SA	1,208,100	10,021,904
Banco Santander Brasil SA Units	537,100	2,654,178
BB Seguridade Participacoes SA	1,015,000	11,501,215
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	2,536,500	8,906,381
BR Malls Participacoes SA	620,000	3,666,638
Brasil Brokers Participacoes SA	484,000	499,344
BRF SA	948,800	21,379,399
CCR SA	1,207,700	7,040,887
Centrais Eletricas Brasileiras SA	370,200	692,664
CETIP SA – Mercados Organizados	288,662	3,472,808
Cia. de Saneamento Basico do Estado de Sao Paulo	447,500	2,651,179
Cia. de Saneamento de Minas Gerais-COPASA	96,200	676,917
Cia. Hering	377,300	2,350,084
Cia. Siderurgica Nacional SA	995,200	1,792,463
Cielo SA	1,025,860	16,040,779
Cosan Logistica SAa	334,600	384,994
Cosan SA Industria e Comercio	196,200	1,941,175
CPFL Energia SA	319,000	2,071,740
Cyrela Brazil Realty SA Empreendimentos e Participacoes	646,400	2,617,837

Security	Shares	Value
Duratex SA	419,329	$1,113,088
EcoRodovias Infraestrutura e Logistica SA	295,100	1,087,784
EDP – Energias do Brasil SA	335,100	1,055,922
Embraer SA	940,100	8,186,647
Equatorial Energia SA	213,276	2,066,861
Estacio Participacoes SA	435,900	2,942,232
Eternit SA	478,800	514,073
Even Construtora e Incorporadora SA	814,500	1,307,484
EZ TEC Empreendimentos e Participacoes SA	79,000	489,027
Fibria Celulose SAa	346,000	4,460,300
Fleury SA	136,000	656,849
GAEC Educacao SA	55,400	310,388
Gafisa SA	684,400	502,646
Helbor Empreendimentos SA	278,270	388,304
Hypermarcas SAa	445,600	2,976,537
Iguatemi Empresa de Shopping Centers SA	124,800	1,189,361
Iochpe-Maxion SA	139,600	590,750
JBS SA	1,064,400	4,660,601
JSL SA	118,400	467,911
Klabin SA Units	611,000	3,418,959
Kroton Educacional SA	1,983,756	7,208,360
Light SA	108,700	530,698
Linx SA	39,700	610,908
Localiza Rent A Car SA	261,635	3,202,555
Lojas Americanas SA	205,825	921,384
Lojas Renner SA	196,200	5,770,003
LPS Brasil Consultoria de Imoveis SA	135,500	287,174
M. Dias Branco SA	65,400	1,898,403
Magazine Luiza SA	131,300	279,191
Magnesita Refratarios SA	385,300	254,679
Marfrig Global Foods SAa	433,900	731,424
Minerva SA/Brazil[a]	177,400	557,758
MRV Engenharia e Participacoes SA	468,900	1,115,121
Multiplan Empreendimentos Imobiliarios SA	130,800	2,495,371
Multiplus SA	68,700	840,205
Natura Cosmeticos SA	261,600	2,572,680
Odontoprev SA	594,500	2,172,705
Petroleo Brasileiro SA	4,207,200	13,948,714

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Porto Seguro SA	151,700	$1,661,652
Qualicorp SAa	286,900	2,608,775
Raia Drogasil SA	303,900	3,029,063
Restoque Comercio e Confeccoes de Roupas SA	187,800	476,175
Santos Brasil Participacoes SA Units	70,900	303,997
Sao Martinho SA	79,700	1,059,192
SLC Agricola SA	97,600	471,385
Smiles SA	109,800	1,825,168
Sonae Sierra Brasil SA	58,400	362,938
Souza Cruz SA	517,800	4,592,445
Sul America SA	245,089	1,121,151
Technos SA	140,600	279,789
Tecnisa SA	281,500	362,292
Tegma Gestao Logistica	59,200	289,856
TIM Participacoes SA	1,147,200	4,782,424
TOTVS SA	196,200	2,354,249
TPI – Triunfo Participacoes e Investimentos SAa	160,700	221,996
Tractebel Energia SA	261,600	3,055,743
Transmissora Alianca de Energia Eletrica SA Units	119,500	874,722
Ultrapar Participacoes SA	524,400	10,926,872
Vale SA	1,896,600	14,095,074
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	142,600	2,068,669
Vanguarda Agro SAa	1,081,541	354,505
Via Varejo SAa	165,200	976,404
WEG SA	387,930	4,165,090

		308,087,432
CHILE — 1.29%
AES Gener SA	3,529,988	1,883,098
Aguas Andinas SA Series A	3,634,639	2,160,626
Banco de Chile	32,747,384	3,826,339
Banco de Credito e Inversiones	51,866	2,396,716
Banco Santander Chile	104,141,703	5,465,300
Besalco SA	612,717	355,184
CAP SA	120,480	494,074
Cencosud SA	1,845,697	4,566,014
Cia. Cervecerias Unidas SA	226,956	2,151,392

Security	Shares	Value
Cia. Sud Americana de Vapores SAa	18,487,091	$763,042
Colbun SA	11,401,792	3,203,007
CorpBanca SA	233,095,098	2,816,806
E.CL SA	847,741	1,400,284
Empresa Nacional de Electricidad SA/Chile	4,558,943	6,851,314
Empresas CMPC SA	1,752,446	4,562,333
Empresas COPEC SA	630,983	7,400,251
Enersis SA	28,473,105	9,360,635
ENTEL Chile SA	194,315	2,044,323
Inversiones Aguas Metropolitanas SA	614,767	985,389
Inversiones La Construccion SA	64,038	794,286
LATAM Airlines Group SAa	474,624	5,049,693
Parque Arauco SA	939,212	1,848,084
SACI Falabella	1,411,955	10,256,979
SalfaCorp SA	814,981	612,316
Sociedad Matriz SAAM SA	10,369,744	822,259
SONDA SA	803,826	2,011,469
Vina Concha y Toro SA	760,278	1,515,324

		85,596,537
CHINA — 21.78%
361 Degrees International Ltd.	1,923,000	572,775
AAC Technologies Holdings Inc.[b]	1,068,500	7,074,699
Agile Property Holdings Ltd.	3,748,500	2,228,186
Agricultural Bank of China Ltd. Class H	30,275,000	15,029,270
AGTech Holdings Ltd.[a,b]	3,948,000	381,796
Air China Ltd. Class H	2,718,000	2,411,187
Ajisen (China) Holdings Ltd.	1,341,000	817,867
Alibaba Health Information Technology Ltd.[a]	3,546,000	2,423,302
Alibaba Pictures Group Ltd.[a]	7,530,000	1,747,674
Aluminum Corp. of China Ltd. Class Ha	5,536,000	2,683,965
Anhui Conch Cement Co. Ltd. Class H	1,865,000	6,336,544
Anhui Expressway Co. Ltd. Class H	1,122,000	781,231
Anta Sports Products Ltd.	1,526,000	3,069,532
APT Satellite Holdings Ltd.	482,000	598,503

8	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Asia Cement China Holdings Corp.	973,500	$522,182
Asian Citrus Holdings Ltd.[a,b]	3,225,000	353,461
AVIC International Holding HK Ltd.[a,b]	6,222,000	585,660
AviChina Industry & Technology Co. Ltd. Class H	3,288,000	2,140,998
Bank of China Ltd. Class H	114,612,000	65,911,007
Bank of Communications Co. Ltd. Class H	12,638,000	10,901,781
BBMG Corp. Class H	2,248,000	1,968,154
Beijing Capital International Airport Co. Ltd. Class H	2,250,000	2,120,767
Beijing Capital Land Ltd. Class H	2,316,000	1,188,542
Beijing Enterprises Holdings Ltd.	727,000	5,399,455
Beijing Enterprises Water Group Ltd.[b]	6,300,000	3,915,440
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.[b]	521,000	717,467
Belle International Holdings Ltd.	6,726,000	7,276,321
Bosideng International Holdings Ltd.[b]	4,492,000	509,701
Brilliance China Automotive Holdings Ltd.	4,504,000	8,839,059
Byd Co. Ltd. Class Hb	905,000	3,944,194
BYD Electronic International Co. Ltd.[b]	1,292,500	1,443,250
C C Land Holdings Ltd.	3,807,000	687,233
Carnival Group International Holdings Ltd.[a,b]	11,817,000	1,919,865
CGN Power Co. Ltd. Class Ha,c	7,430,000	2,998,653
Chaowei Power Holdings Ltd.[b]	1,228,000	566,858
China Agri-Industries Holdings Ltd.[b]	3,202,200	1,288,238
China Aircraft Leasing Group Holdings Ltd.[a]	396,500	509,720
China Animal Healthcare Ltd.[b]	1,076,000	609,074
China Aoyuan Property Group Ltd.[b]	3,743,000	612,938

Security	Shares	Value
China BlueChemical Ltd. Class H	2,938,000	$1,181,951
China Cinda Asset Management Co. Ltd. Class Ha	7,227,000	3,559,708
China CITIC Bank Corp. Ltd. Class H	11,868,000	8,998,039
China CNR Corp. Ltd. Class Ha,c	2,739,500	3,765,490
China Coal Energy Co. Ltd. Class Hb	5,806,000	3,129,294
China Communications Construction Co. Ltd. Class H	6,358,000	7,771,804
China Communications Services Corp. Ltd. Class H	3,432,000	1,575,398
China Construction Bank Corp. Class H	103,487,000	86,067,366
China COSCO Holdings Co. Ltd. Class Ha,b	3,697,500	1,840,299
China Datang Corp. Renewable Power Co. Ltd. Class H	4,294,000	592,432
China Dongxiang Group Co. Ltd.[b]	5,363,000	898,968
China Dynamics Holdings Ltd.[a,b]	5,380,000	381,538
China Everbright Bank Co. Ltd. Class H	4,850,000	2,557,750
China Everbright International Ltd.	3,601,000	5,023,928
China Everbright Ltd.[b]	1,308,000	3,204,456
China Galaxy Securities Co. Ltd. Class Hb	2,403,000	2,866,081
China Gas Holdings Ltd.	2,898,000	4,506,493
China High Speed Transmission Equipment Group Co. Ltd.[a]	1,693,000	1,113,320
China Household Holdings Ltd.[a]	5,275,000	360,488
China Huishan Dairy Holdings Co. Ltd.[b]	8,632,000	1,491,452
China Huiyuan Juice Group Ltd.[a]	943,000	271,150

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
China Innovationpay Group Ltd.[a,b]	7,164,000	$609,667
China International Marine Containers Group Co. Ltd. Class H	740,400	1,403,385
China Life Insurance Co. Ltd. Class H	10,789,000	46,255,762
China Lilang Ltd.[b]	906,000	622,656
China Longyuan Power Group Corp. Ltd.	4,192,000	4,497,152
China LotSynergy Holdings Ltd.[b]	11,360,000	849,570
China Lumena New Materials Corp.[a,b]	2,584,000	41,648
China Medical System Holdings Ltd.	1,687,000	2,793,014
China Mengniu Dairy Co. Ltd.	2,026,000	9,143,248
China Merchants Bank Co. Ltd. Class H	6,700,464	15,292,241
China Merchants Holdings International Co. Ltd.[b]	1,662,000	6,321,877
China Metal Recycling Holdings Ltd.[a]	62,400	—
China Minsheng Banking Corp. Ltd. Class H	9,048,100	10,931,757
China Mobile Ltd.	8,860,500	120,418,119
China Modern Dairy Holdings Ltd.[a]	3,195,000	1,157,631
China National Building Material Co. Ltd. Class H	4,174,000	4,084,954
China National Materials Co. Ltd. Class H	2,685,000	675,106
China New Town Development Co. Ltd.[a]	6,720,000	350,927
China Oil and Gas Group Ltd.	13,080,000	1,787,749
China Oilfield Services Ltd. Class H	2,616,000	3,973,526
China Overseas Land & Investment Ltd.	5,926,000	18,071,150
China Pacific Insurance Group Co. Ltd. Class H	3,884,400	20,284,858
China Petroleum & Chemical Corp. Class H	37,874,200	31,743,135
China Power International Development Ltd.	4,077,000	2,118,550

Security	Shares	Value
China Power New Energy Development Co. Ltd.[a,b]	7,340,000	$449,555
China Precious Metal Resources Holdings Co. Ltd.[a,b]	8,558,000	662,089
China Railway Construction Corp. Ltd. Class H	2,840,500	3,468,469
China Railway Group Ltd. Class H	5,872,000	4,770,013
China Rare Earth Holdings Ltd.[a,b]	5,452,000	885,767
China Resources and Transportation Group Ltd.[a,b]	29,400,000	606,541
China Resources Cement Holdings Ltd.	2,766,000	1,640,601
China Resources Enterprise Ltd.	1,898,000	3,959,750
China Resources Gas Group Ltd.[b]	1,308,000	3,234,814
China Resources Land Ltd.	3,495,777	9,285,471
China Resources Power Holdings Co. Ltd.[b]	3,206,000	8,495,097
China Rongsheng Heavy Industries Group Holdings Ltd.[a,b]	7,366,000	721,836
China SCE Property Holdings Ltd.[a,b]	4,309,200	811,227
China Shanshui Cement Group Ltd.[b]	3,521,000	1,952,214
China Shenhua Energy Co. Ltd. Class H	4,928,000	12,899,110
China Shineway Pharmaceutical Group Ltd.	654,000	996,755
China Shipping Container Lines Co. Ltd. Class Ha	5,476,000	1,701,663
China Singyes Solar Technologies Holdings Ltd.[b]	806,000	1,074,604
China South City Holdings Ltd.	3,534,000	1,116,415
China State Construction International Holdings Ltd.	2,528,000	3,598,646
China Suntien Green Energy Corp. Ltd. Class H	3,207,000	624,409

10	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
China Taiping Insurance Holdings Co. Ltd.[a]	1,576,108	$5,487,098
China Telecom Corp. Ltd. Class H	21,128,000	13,675,874
China Traditional Chinese Medicine Co. Ltd.[a,b]	1,386,000	852,461
China Travel International Investment Hong Kong Ltd.[b]	5,256,000	1,653,629
China Unicom Hong Kong Ltd.	8,658,000	14,579,874
China Vanke Co. Ltd. Class Ha,b	1,843,687	4,231,557
China Water Affairs Group Ltd.[b]	2,198,000	1,014,621
China Yurun Food Group Ltd.[a,b]	2,667,000	1,021,345
China ZhengTong Auto Services Holdings Ltd.[b]	1,494,000	785,966
Chinasoft International Ltd.[a,b]	2,796,000	872,460
Chongqing Changan Automobile Co. Ltd. Class B	1,182,000	3,211,257
Chongqing Rural Commercial Bank Co. Ltd. Class H	3,863,000	2,405,829
CIMC Enric Holdings Ltd.	1,308,000	968,083
CITIC Ltd.	3,366,000	5,911,317
CITIC Resources Holdings Ltd.[a,b]	3,960,000	536,139
CITIC Securities Co. Ltd. Class H	1,537,500	5,451,811
CNOOC Ltd.	25,506,000	36,637,054
Comba Telecom Systems Holdings Ltd.	2,391,150	696,800
Coolpad Group Ltd.	5,232,000	984,949
COSCO International Holdings Ltd.[b]	2,020,000	898,594
COSCO Pacific Ltd.[b]	2,616,000	3,771,139
Country Garden Holdings Co. Ltd.[b]	8,877,733	3,537,151
CPMC Holdings Ltd.	1,302,000	668,170
Credit China Holdings Ltd.[b]	2,164,000	477,141
CSPC Pharmaceutical Group Ltd.	4,364,000	3,567,525
CSR Corp. Ltd. Class Hb	2,878,000	3,725,783
CT Environmental Group Ltd.[b]	950,000	955,457
Dah Chong Hong Holdings Ltd.[b]	1,452,000	868,716

Security	Shares	Value
Daphne International Holdings Ltd.	1,914,000	$510,864
Datang International Power Generation Co. Ltd. Class H	3,692,000	1,847,083
Dawnrays Pharmaceutical Holdings Ltd.[b]	844,000	507,132
Dazhong Transportation Group Co. Ltd. Class B	1,168,100	1,024,424
Digital China Holdings Ltd.	1,377,000	1,340,522
Dongfeng Motor Group Co. Ltd. Class H	3,934,000	6,259,541
Dongyue Group Ltd.	2,097,000	735,462
ENN Energy Holdings Ltd.	1,308,000	6,940,178
EverChina International Holdings Co. Ltd.[a,b]	11,765,000	455,099
Evergrande Real Estate Group Ltd.[b]	9,516,000	4,196,368
Fantasia Holdings Group Co. Ltd.[b]	4,437,000	486,297
Far East Horizon Ltd.	2,037,000	1,898,988
FDG Electric Vehicles Ltd.[a,b]	14,000,000	875,513
First Tractor Co. Ltd. Class Hb	858,000	606,263
Fosun International Ltd.[b]	2,467,500	3,989,768
Franshion Properties China Ltd.[b]	5,324,000	1,565,186
Fufeng Group Ltd.[b]	1,928,400	967,252
GCL-Poly Energy Holdings Ltd.[a,b]	14,580,000	3,496,741
Geely Automobile Holdings Ltd.[b]	7,655,000	3,425,056
Glorious Property Holdings Ltd.[a]	4,684,000	573,764
Golden Eagle Retail Group Ltd.[b]	1,111,000	1,346,589
Goldin Properties Holdings Ltd.[a,b]	2,086,000	1,121,614
GOME Electrical Appliances Holding Ltd.[b]	14,435,000	1,954,335
Goodbaby International Holdings Ltd.[b]	2,043,000	690,180
Great Wall Motor Co. Ltd. Class H	1,464,000	9,325,262
Greatview Aseptic Packaging Co. Ltd.	2,525,000	1,071,150
Guangdong Investment Ltd.	3,924,000	5,054,608

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Guangdong Land Holdings Ltd.[a]	2,038,000	$528,194
Guangzhou Automobile Group Co. Ltd. Class H	3,924,000	3,764,393
Guangzhou R&F Properties Co. Ltd. Class H	1,394,000	1,621,296
Haier Electronics Group Co. Ltd.	1,934,000	5,099,678
Haitian International Holdings Ltd.[b]	932,000	2,016,512
Haitong Securities Co. Ltd. Class Hb	1,931,200	4,606,722
Hanergy Thin Film Power Group Ltd.[b]	18,264,000	10,644,551
Hangzhou Steam Turbine Co. Class B	738,300	850,114
Harbin Electric Co. Ltd. Class H	1,338,000	912,651
Hengan International Group Co. Ltd.	1,067,500	12,243,535
Hengdeli Holdings Ltd.[b]	5,746,800	1,074,452
Hi Sun Technology (China) Ltd.[a,b]	3,048,000	801,748
Hisense Kelon Electrical Holdings Co. Ltd. Class Ha	662,000	612,026
Honbridge Holdings Ltd.[a]	3,438,000	558,559
Honghua Group Ltd.[b]	4,101,000	528,789
Hopson Development Holdings Ltd.[a,b]	1,308,000	1,081,082
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	4,736,192	1,038,177
Huabao International Holdings Ltd.[b]	3,086,000	2,339,733
Huadian Power International Corp. Ltd. Class H	2,352,000	1,977,324
Huaneng Power International Inc. Class H	5,232,000	6,577,568
Hunan Nonferrous Metal Corp. Ltd. Class Ha	2,746,000	1,437,539
Imperial Pacific International Holdings Ltd.[a,b]	3,780,000	731,099
Industrial & Commercial Bank of China Ltd. Class H	105,907,000	77,291,920
Inner Mongolia Yitai Coal Co. Ltd. Class B	1,537,700	2,089,734

Security	Shares	Value
Intime Retail Group Co. Ltd.	1,898,500	$1,042,829
Jiangsu Expressway Co. Ltd. Class H	1,706,000	2,105,154
Jiangsu Future Land Co. Ltd. Class B	1,203,100	609,972
Jiangxi Copper Co. Ltd. Class H	2,061,000	3,518,512
Ju Teng International Holdings Ltd.[b]	1,482,000	875,199
Kaisa Group Holdings Ltd.[b]	2,773,000	557,786
Kingboard Chemical Holdings Ltd.	920,200	1,589,937
Kingboard Laminates Holdings Ltd.	1,952,000	850,726
Kingdee International Software Group Co. Ltd.[a,b]	3,156,000	1,037,696
Kingsoft Corp. Ltd.[b]	978,000	2,247,189
Kunlun Energy Co. Ltd.[b]	5,232,000	5,147,369
KWG Property Holding Ltd.	1,825,000	1,186,005
Landing International Development Ltd.[a]	11,250,000	361,198
Lao Feng Xiang Co. Ltd. Class B	389,106	1,250,587
Lee & Man Paper Manufacturing Ltd.	2,392,000	1,233,713
Lenovo Group Ltd.[b]	9,664,000	14,903,254
Li Ning Co. Ltd.[a,b]	2,191,500	867,507
Lianhua Supermarket Holdings Co. Ltd. Class Ha,b	840,000	389,919
Lijun International Pharmaceutical Holding Co. Ltd.	3,460,000	1,472,255
Livzon Pharmaceutical Group Inc. Class H	79,700	411,066
Longfor Properties Co. Ltd.	1,860,500	2,446,937
Lonking Holdings Ltd.	5,077,000	995,047
Luthai Textile Co. Ltd. Class B	526,469	719,568
Microport Scientific Corp.[a]	1,089,000	488,653
MIE Holdings Corp.	3,388,000	380,063
Mingfa Group International Co. Ltd.[a]	4,273,000	1,443,535
Minth Group Ltd.	1,308,000	2,745,713
MMG Ltd.	2,664,000	793,486
NetDragon Websoft Inc.[b]	332,500	565,067

12	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
New China Life Insurance Co. Ltd. Class H	1,144,300	$6,588,012
New World China Land Ltd.	3,610,000	2,364,634
New World Department Store China Ltd.[b]	1,437,000	368,725
Nexteer Automotive Group Ltd.	1,540,000	1,544,875
Nine Dragons Paper (Holdings) Ltd.	2,398,000	1,555,286
North Mining Shares Co. Ltd.[a,b]	16,140,000	749,202
NVC Lighting Holdings Ltd.[b]	1,831,000	415,522
Parkson Retail Group Ltd.[b]	2,052,000	441,862
PAX Global Technology Ltd.[a]	979,000	892,473
People’s Insurance Co. Group of China Ltd. Class H	9,137,000	4,724,338
PetroChina Co. Ltd. Class H	31,226,000	36,236,969
Phoenix Satellite Television Holdings Ltd.[b]	2,372,000	709,571
PICC Property & Casualty Co. Ltd. Class H	5,233,360	11,215,138
Ping An Insurance Group Co. of China Ltd. Class H	3,779,500	42,032,619
Poly Property Group Co. Ltd.	2,934,000	1,430,029
Ports Design Ltd.[a,b]	1,887,500	732,565
Real Nutriceutical Group Ltd.	2,934,000	809,593
Renhe Commercial Holdings Co. Ltd.[a,b]	26,194,000	1,182,124
REXLot Holdings Ltd.[b]	16,350,000	1,285,999
Road King Infrastructure Ltd.[b]	806,000	678,643
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	2,503,000	535,750
Semiconductor Manufacturing International Corp.[a,b]	35,881,000	3,146,056
Shandong Luoxin Pharmaceutical Group Stock Co. Ltd. Class H	308,000	506,751
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	3,624,000	2,985,947
Shanghai Electric Group Co. Ltd. Class H	4,212,000	2,503,700

Security	Shares	Value
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	587,500	$1,954,432
Shanghai Industrial Holdings Ltd.	687,000	2,081,697
Shanghai Industrial Urban Development Group Ltd.[a,b]	3,300,000	616,985
Shanghai Jin Jiang International Hotels Group Co. Ltd. Class H	2,444,000	731,109
Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	409,000	1,038,860
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,001,100	2,091,151
Shenzhen Expressway Co. Ltd. Class H	1,574,000	1,169,015
Shenzhen International Holdings Ltd.	1,676,250	2,342,939
Shenzhen Investment Ltd.[b]	3,204,000	1,012,166
Shenzhou International Group Holdings Ltd.	799,000	3,162,847
Shimao Property Holdings Ltd.	1,940,500	4,118,475
Shougang Concord International Enterprises Co. Ltd.[a,b]	20,656,000	878,928
Shui On Land Ltd.	5,147,166	1,194,631
Shunfeng International Clean Energy Ltd.[a,b]	1,742,000	1,165,758
Sihuan Pharmaceutical Holdings Group Ltd.	6,285,000	3,744,038
Sino Biopharmaceutical Ltd.	5,232,000	4,971,967
Sino Oil And Gas Holdings Ltd.[a,b]	22,570,000	544,210
Sino-Ocean Land Holdings Ltd.	5,262,000	3,283,895
Sinofert Holdings Ltd.[a]	4,660,000	1,051,519
Sinopec Engineering Group Co. Ltd. Class H	1,693,500	1,373,501
Sinopec Kantons Holdings Ltd.[b]	1,572,000	1,169,557
Sinopec Shanghai Petrochemical Co. Ltd. Class H	5,117,000	1,748,454

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Sinopharm Group Co. Ltd. Class H	1,694,400	$5,931,695
Sinotrans Ltd. Class H	2,772,000	1,833,596
Sinotrans Shipping Ltd.[a,b]	2,623,000	568,199
Skyworth Digital Holdings Ltd.[b]	2,872,000	2,047,871
SOHO China Ltd.	2,428,000	1,737,539
Sound Global Ltd.[a,b]	908,000	771,550
Sun Art Retail Group Ltd.[b]	3,311,500	2,971,851
Sunac China Holdings Ltd.	2,265,000	2,096,938
Sunny Optical Technology Group Co. Ltd.[b]	1,022,000	1,689,398
Superb Summit International Group Ltd.[a,b]	6,035,000	1,136,117
TCC International Holdings Ltd.	1,712,000	626,924
TCL Communication Technology Holdings Ltd.[b]	879,000	833,046
TCL Multimedia Technology Holdings Ltd.[a,b]	1,198,000	710,571
Tech Pro Technology Development Ltd.[a,b]	2,484,000	1,896,122
Tencent Holdings Ltd.	7,467,500	130,854,206
Tiangong International Co. Ltd.[b]	3,290,000	526,030
Tianjin Development Holdings Ltd.	1,066,000	735,367
Tianjin Port Development Holdings Ltd.	3,572,000	727,715
Tianneng Power International Ltd.[b]	2,246,000	622,646
Tibet 5100 Water Resources Holdings Ltd.[b]	2,366,000	799,299
Tingyi Cayman Islands Holding Corp.[b]	3,114,000	7,829,720
Tong Ren Tang Technologies Co. Ltd. Class H	1,308,000	1,612,347
Tongda Group Holdings Ltd.[b]	4,630,000	650,729
Towngas China Co. Ltd.[b]	1,555,000	1,415,559
TravelSky Technology Ltd. Class H	1,504,000	1,619,300
Tsingtao Brewery Co. Ltd. Class H	670,000	4,237,472
Uni-President China Holdings Ltd.	2,014,200	1,584,256

Security	Shares	Value
V1 Group Ltd.[a]	7,382,000	$590,145
Vinda International Holdings Ltd.	543,000	922,801
Wanda Hotel Development Co. Ltd.[a,b]	2,001,000	392,178
Want Want China Holdings Ltd.[b]	8,920,000	9,833,859
Wasion Group Holdings Ltd.	920,000	912,236
Weichai Power Co. Ltd. Class H	689,000	2,798,484
Weiqiao Textile Co. Class H	1,152,500	628,600
Welling Holding Ltd.[b]	1,996,000	414,362
West China Cement Ltd.	6,220,000	810,037
Wisdom Holdings Group[b]	1,298,000	671,138
Wumart Stores Inc. Class Hb	733,000	533,060
Xingda International Holdings Ltd.[b]	1,982,000	575,015
Xinhua Winshare Publishing and Media Co. Ltd. Class H	1,244,000	1,101,971
Xinyi Solar Holdings Ltd.	3,720,000	1,103,224
XTEP International Holdings Ltd.[b]	1,396,500	460,971
Yanchang Petroleum International Ltd.[a,b]	11,910,000	445,351
Yanzhou Coal Mining Co. Ltd. Class Hb	2,670,000	2,203,354
Yingde Gases Group Co. Ltd.[b]	1,844,500	1,331,863
Yuanda China Holdings Ltd.	6,250,000	346,531
YuanShengTai Dairy Farm Ltd.[a,b]	5,139,000	669,257
Yuexiu Property Co. Ltd.	9,638,880	1,938,850
Yuexiu Real Estate Investment Trust[b]	2,306,000	1,299,373
Yuexiu Transport Infrastructure Ltd.[b]	1,618,000	1,103,639
Yuzhou Properties Co. Ltd.[b]	2,843,400	667,271
Zhejiang Expressway Co. Ltd. Class H	2,616,000	3,217,949
Zhongsheng Group Holdings Ltd.	966,000	832,045
Zhuzhou CSR Times Electric Co. Ltd. Class H	760,000	4,282,408
Zijin Mining Group Co. Ltd. Class H	8,918,000	2,644,772
ZTE Corp. Class H	856,800	1,909,045

		1,444,791,428

14	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
COLOMBIA — 0.39%
Almacenes Exito SA	270,411	$2,677,895
Cementos Argos SA	578,105	2,076,763
Cemex Latam Holdings SAa	265,416	1,596,212
Corp. Financiera Colombiana SA	125,639	1,888,982
Corp. Financiera Colombiana SA New[a]	2,250	33,468
Ecopetrol SA	8,468,382	7,079,111
Grupo Argos SA/Colombia	374,329	2,851,539
Grupo de Inversiones Suramericana SA	325,490	4,572,713
Interconexion Electrica SA ESP	568,679	1,780,699
Isagen SA ESP	1,203,273	1,408,702

		25,966,084
CZECH REPUBLIC — 0.18%
CEZ AS	216,456	5,485,970
Komercni Banka AS	22,117	4,786,874
O2 Czech Republic AS	104,393	886,047
Pegas Nonwovens SA	19,823	565,983
Philip Morris CR AS	889	412,463

		12,137,337
EGYPT — 0.33%
Citadel Capital SAE[a]	1,411,453	523,511
Commercial International Bank Egypt SAE	1,238,753	8,968,318
Egypt Kuwait Holding Co. SAE[a]	1,131,509	769,426
Egyptian Financial Group-Hermes Holding Co.[a]	669,459	1,383,656
Ezz Steel[a]	441,906	911,027
Global Telecom Holding SAE[a]	3,803,032	1,884,059
Global Telecom Holding SAE GDR[a]	209,442	534,077
Juhayna Food Industries[a]	457,488	594,790
Orascom Telecom Media And Technology Holding SAE[a]	2,097,276	335,342
Orascom Telecom Media And Technology Holding SAE GDR[a]	50,000	43,450
Palm Hills Developments SAE[a]	1,908,226	972,864
Pioneers Holding For Financial Investments SAE[a]	426,854	650,067

Security	Shares	Value
Six of October Development & Investment[a]	430,386	$753,594
South Valley Cement	551,183	493,389
Talaat Moustafa Group	1,729,683	2,409,752
Telecom Egypt Co.	470,960	720,323

		21,947,645
GREECE — 0.42%
Alpha Bank AEa	5,505,298	2,284,756
Athens Water Supply & Sewage Co. SA (The)	48,053	382,680
Ellaktor SAa	219,670	606,126
Eurobank Ergasias SAa	11,203,439	1,721,588
FF Group[a]	46,984	1,491,398
Frigoglass SAIC[a]	97,884	200,918
Hellenic Exchanges – Athens Stock Exchange SA Holding	162,170	1,133,224
Hellenic Telecommunications Organization SAa	352,763	3,521,521
Intralot SA-Integrated Lottery Systems & Services[a]	259,880	521,775
JUMBO SA	147,434	1,686,767
Marfin Investment Group Holdings SAa	1,382,363	307,004
Metka SA	50,422	517,486
Motor Oil Hellas Corinth Refineries SA	82,906	743,932
Mytilineos Holdings SAa	121,131	850,524
National Bank of Greece SAa	2,193,262	3,296,496
OPAP SA	320,460	2,958,223
Piraeus Bank SAa,b	3,005,635	1,914,881
Piraeus Port Authority SA	13,844	231,990
Public Power Corp. SAa	235,220	1,846,841
Titan Cement Co. SA	62,970	1,595,538

		27,813,668
HUNGARY — 0.18%
Magyar Telekom Telecommunications PLC[a]	725,150	1,028,012
MOL Hungarian Oil & Gas PLC	55,786	2,475,803
OTP Bank PLC	327,434	5,193,334
Richter Gedeon Nyrt	204,816	2,979,395

		11,676,544
INDIA — 7.96%
Adani Ports & Special Economic Zone Ltd.	734,600	3,931,218

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
ACC Ltd.	87,602	$2,378,528
Adani Enterprises Ltd.	204,539	2,308,324
Aditya Birla Nuvo Ltd.	67,607	1,882,506
AIA Engineering Ltd.	56,795	1,042,812
Amara Raja Batteries Ltd.	87,807	1,249,088
Ambuja Cements Ltd.	974,046	4,288,292
Apollo Hospitals Enterprise Ltd.	115,578	2,457,610
Apollo Tyres Ltd.	225,812	639,384
Arvind Ltd.	232,450	1,152,941
Ashok Leyland Ltd.[a]	1,955,773	2,210,351
Asian Paints Ltd.	428,601	5,676,770
Aurobindo Pharma Ltd.	200,389	3,512,846
Bajaj Auto Ltd.	117,320	4,087,740
Bajaj Finance Ltd.	31,886	2,262,253
Balkrishna Industries Ltd.	69,874	677,655
Balrampur Chini Mills Ltd.[a]	580,247	548,749
Bayer CropScience Ltd./India	21,465	1,185,863
Berger Paints India Ltd.	339,630	1,230,647
Bharat Forge Ltd.	137,010	2,780,657
Bharat Heavy Electricals Ltd.	865,860	3,672,603
Bharat Petroleum Corp. Ltd.	270,123	3,261,318
Bharti Airtel Ltd.	841,375	4,849,767
Biocon Ltd.	97,224	671,625
Bosch Ltd.	10,827	4,534,692
Britannia Industries Ltd.	38,370	1,300,874
Cairn India Ltd.	567,792	2,340,804
Century Textiles & Industries Ltd.	78,929	677,930
CESC Ltd.	114,475	1,100,205
Cipla Ltd.	500,136	5,519,258
Coal India Ltd.	1,004,102	6,400,226
Dabur India Ltd.	757,299	3,229,901
DCB Bank Ltd.[a]	760,349	1,402,472
Dewan Housing Finance Corp. Ltd.	114,777	916,749
Divi’s Laboratories Ltd.	63,513	1,768,715
DLF Ltd.	662,478	1,665,708
Dr. Reddy’s Laboratories Ltd.	168,191	9,113,827
Federal Bank Ltd.	975,704	2,252,778
Finolex Cables Ltd.	177,678	769,444
GAIL (India) Ltd.	448,359	2,997,886
Gateway Distriparks Ltd.	205,211	1,375,267
GlaxoSmithKline Consumer Healthcare Ltd.	17,670	1,658,659

Security	Shares	Value
GMR Infrastructure Ltd.	4,682,767	$1,420,627
Godrej Consumer Products Ltd.	171,958	3,157,873
Godrej Industries Ltd.	150,817	811,613
GRUH Finance Ltd.	231,268	993,287
Gujarat Pipavav Port Ltd.[a]	406,952	1,429,155
Havells India Ltd.	411,328	1,798,583
HCL Technologies Ltd.	353,830	11,568,389
Hero Motocorp Ltd.	62,617	2,719,921
Hexaware Technologies Ltd.	229,632	1,005,395
Hindalco Industries Ltd.	1,612,038	3,986,733
Hindustan Unilever Ltd.	1,137,141	16,744,794
Housing Development & Infrastructure Ltd.[a]	533,962	1,028,960
Housing Development Finance Corp. Ltd.	2,186,750	47,239,532
ICICI Bank Ltd.	1,573,468	8,812,490
Idea Cellular Ltd.	1,536,981	3,802,352
IFCI Ltd.	1,088,340	679,717
Indiabulls Housing Finance Ltd.	259,413	2,615,536
Indiabulls Real Estate Ltd.	420,722	544,240
Indian Hotels Co. Ltd.[a]	579,200	1,049,598
Infosys Ltd.	1,318,039	48,973,557
IRB Infrastructure Developers Ltd.	236,172	981,104
ITC Ltd.	3,311,060	19,358,491
Jain Irrigation Systems Ltd.	762,768	892,909
Jaiprakash Associates Ltd.[a]	3,313,799	1,359,191
Jammu & Kashmir Bank Ltd. (The)	397,974	731,170
Jindal Steel & Power Ltd.	549,193	1,739,415
JSW Steel Ltd.	129,264	2,114,174
Jubilant Foodworks Ltd.[a]	33,501	893,234
Just Dial Ltd.	39,378	857,899
Kajaria Ceramics Ltd.	74,562	966,031
Karur Vysya Bank Ltd. (The)	123,853	1,177,510
Kaveri Seed Co. Ltd.	40,575	604,046
KPIT Technologies Ltd.	271,249	927,570
Larsen & Toubro Ltd.	452,726	12,951,458
LIC Housing Finance Ltd.	449,798	3,486,016
Mahindra & Mahindra Financial Services Ltd.	432,283	1,734,238
Mahindra & Mahindra Ltd.	475,049	9,930,257
MAX India Ltd.	221,037	1,646,735

16	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
MindTree Ltd.	80,839	$1,893,154
Motherson Sumi Systems Ltd.	315,721	2,309,481
Mphasis Ltd.	115,446	709,151
MRF Ltd.	3,340	2,226,505
NCC Ltd./India	917,791	1,173,133
Nestle India Ltd.	38,324	4,355,375
NIIT Technologies Ltd.	88,418	571,166
NTPC Ltd.	2,239,061	5,647,919
Oil & Natural Gas Corp. Ltd.	1,059,804	5,572,095
Oil India Ltd.	159,002	1,280,274
Page Industries Ltd.	10,461	2,001,181
Piramal Enterprises Ltd.	103,800	1,495,489
Power Finance Corp. Ltd.	400,263	1,898,181
Prestige Estates Projects Ltd.	169,854	781,458
PTC India Ltd.	531,882	748,275
Rallis India Ltd.	176,427	698,229
Ramco Cements Ltd. (The)	128,431	695,923
Ranbaxy Laboratories Ltd.[a]	189,281	2,180,690
Raymond Ltd.	88,895	725,198
Redington India Ltd.	430,150	855,707
Reliance Capital Ltd.	167,004	1,233,514
Reliance Communications Ltd.[a]	1,305,120	1,446,497
Reliance Industries Ltd.	1,905,247	26,669,759
Reliance Infrastructure Ltd.	162,785	1,252,263
Rural Electrification Corp. Ltd.	444,485	2,377,227
Sesa Sterlite Ltd.	1,656,408	5,831,800
Shree Renuka Sugars Ltd.[a]	1,821,657	467,167
Shriram Transport Finance Co. Ltd.	222,412	4,388,143
Siemens Ltd.	114,618	2,479,758
SKS Microfinance Ltd.[a]	169,251	1,196,984
Sobha Ltd.	93,489	721,078
State Bank of India	2,170,921	10,595,556
Sun Pharma Advanced Research Co. Ltd.[a]	158,582	1,051,226
Sun Pharmaceuticals Industries Ltd.	1,033,114	15,228,005
Sundaram Finance Ltd.	57,328	1,410,452
Supreme Industries Ltd.	70,405	752,293
Suzlon Energy Ltd.[a]	2,238,494	986,958
Tata Consultancy Services Ltd.	679,365	29,406,540
Tata Global Beverages Ltd.	491,915	1,232,872
Tata Motors Ltd.	1,148,324	11,024,319
Tata Power Co. Ltd.	1,574,926	2,213,127

Security	Shares	Value
Tata Steel Ltd.	437,759	$2,516,202
Tech Mahindra Ltd.	84,174	3,899,610
Thermax Ltd.	66,139	1,238,561
Torrent Pharmaceuticals Ltd.	74,894	1,301,935
TTK Prestige Ltd.	6,515	323,120
Tube Investments of India Ltd.	75,860	431,250
TV18 Broadcast Ltd.[a]	1,131,552	609,670
TVS Motor Co. Ltd.	206,021	927,853
Ultratech Cement Ltd.	72,078	3,656,963
Unitech Ltd.[a]	2,436,197	813,971
United Breweries Ltd.	101,511	1,640,551
United Spirits Ltd.[a]	73,503	4,067,491
VA Tech Wabag Ltd.	26,259	743,690
Vijaya Bank	849,147	662,913
Voltas Ltd.	223,754	919,562
Wipro Ltd.	869,294	9,271,719
Wockhardt Ltd.	43,981	1,126,975
Zee Entertainment Enterprises Ltd.	773,779	4,337,444

		527,992,344
INDONESIA — 2.79%
Ace Hardware Indonesia Tbk PT	13,102,300	856,591
Adaro Energy Tbk PT	19,969,800	1,483,250
Alam Sutera Realty Tbk PT	34,539,800	1,790,458
Aneka Tambang Persero Tbk PT	6,282,100	488,473
Arwana Citramulia Tbk PT	9,951,400	735,287
Astra Agro Lestari Tbk PT	739,800	1,410,914
Astra International Tbk PT	29,349,800	17,825,604
Bank Bukopin Tbk PT	10,385,500	638,799
Bank Central Asia Tbk PT	17,639,600	19,243,200
Bank Danamon Indonesia Tbk PT	4,801,300	1,783,075
Bank Mandiri Persero Tbk PT	13,533,000	12,564,487
Bank Negara Indonesia Persero Tbk PT	11,197,100	5,955,904
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,205,700	470,529
Bank Rakyat Indonesia Persero Tbk PT	15,773,400	15,712,381
Bank Tabungan Negara Persero Tbk PT	8,050,276	666,445
Benakat Integra Tbk PT	44,301,800	380,464

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Bumi Serpong Damai Tbk PT	11,410,000	$1,959,783
Charoen Pokphand Indonesia Tbk PT	10,552,900	3,090,346
Ciputra Development Tbk PT	16,241,800	1,866,079
Ciputra Property Tbk PT	7,975,000	459,681
Energi Mega Persada Tbk PTa	67,471,000	501,139
Gajah Tunggal Tbk PT	3,717,400	402,658
Global Mediacom Tbk PT	9,535,100	1,486,517
Gudang Garam Tbk PT	842,800	3,483,682
Hanson International Tbk PTa	14,223,700	830,862
Indo Tambangraya Megah Tbk PT	840,200	1,098,598
Indocement Tunggal Prakarsa Tbk PT	2,394,100	4,454,786
Indofood CBP Sukses Makmur Tbk PT	1,830,200	2,024,902
Indofood Sukses Makmur Tbk PT	6,265,200	3,587,039
Japfa Comfeed Indonesia Tbk PT	8,507,000	592,364
Jasa Marga Persero Tbk PT	3,134,000	1,721,578
Kalbe Farma Tbk PT	31,447,800	4,391,743
Kawasan Industri Jababeka Tbk PT	36,687,723	1,027,540
Krakatau Steel Persero Tbk PTa	4,667,400	167,196
Lippo Cikarang Tbk PTa	878,400	810,439
Lippo Karawaci Tbk PT	28,263,600	2,580,352
Matahari Department Store Tbk PT	2,852,000	3,938,739
Medco Energi Internasional Tbk PT	2,446,400	567,830
Media Nusantara Citra Tbk PT	7,626,900	1,858,780
Mitra Adiperkasa Tbk PT	1,296,500	549,194
MNC Investama Tbk PT	43,102,100	1,133,827
MNC Sky Vision Tbk PTa	2,265,800	298,893
Modernland Realty Tbk PT	23,475,300	1,062,518
Multipolar Tbk PT	10,980,315	785,825
Pakuwon Jati Tbk PT	35,362,300	1,504,779
Panin Financial Tbk PTa	26,387,900	632,901
Pembangunan Perumahan Persero Tbk PT	4,174,300	1,311,231
Perusahaan Gas Negara Persero Tbk PT	15,230,400	6,127,511

Security	Shares	Value
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,696,100	$683,069
Ramayana Lestari Sentosa Tbk PT	6,925,200	383,096
Salim Ivomas Pratama Tbk PT	7,288,200	420,094
Semen Indonesia Persero Tbk PT	4,878,400	5,614,406
Sigmagold Inti Perkasa Tbk PTa	17,105,400	622,015
Sugih Energy Tbk PTa	29,334,600	944,154
Summarecon Agung Tbk PT	15,887,500	2,231,011
Surya Citra Media Tbk PT	7,707,200	2,176,501
Tambang Batubara Bukit Asam Persero Tbk PT	1,215,600	1,003,987
Telekomunikasi Indonesia Persero Tbk PT	73,078,200	16,594,547
Timah Persero Tbk PT	5,757,052	454,328
Tower Bersama Infrastructure Tbk PT	2,861,600	2,053,489
Unilever Indonesia Tbk PT	2,321,400	6,465,795
United Tractors Tbk PT	2,777,600	4,459,203
Wijaya Karya Persero Tbk PT	4,404,600	1,247,260
XL Axiata Tbk PT	4,477,700	1,661,166

		185,329,294
MALAYSIA — 3.59%
AEON Credit Service M Bhd	152,900	564,254
AirAsia Bhd[b]	1,927,300	1,401,089
Alliance Financial Group Bhd	1,702,300	2,276,661
AMMB Holdings Bhd	2,810,900	4,983,810
Astro Malaysia Holdings Bhd	3,023,300	2,743,116
Axiata Group Bhd	3,729,100	7,408,534
Berjaya Corp. Bhd	5,404,800	674,850
Berjaya Sports Toto Bhd	910,945	849,272
British American Tobacco Malaysia Bhd	224,800	4,310,122
Bumi Armada Bhd[a,b]	3,291,800	1,041,246
Bursa Malaysia Bhd	619,500	1,426,706
Cahya Mata Sarawak Bhd[b]	817,300	977,404
CapitaMalls Malaysia Trust	2,077,200	864,539
Carlsberg Brewery Malaysia Bhd	284,000	1,013,385
CIMB Group Holdings Bhd[b]	7,252,600	11,973,632
Dialog Group Bhd[b]	5,841,696	2,642,055
DiGi.Com Bhd	4,420,000	7,787,736

18	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
DRB-Hicom Bhd[b]	1,342,500	$726,380
Eastern & Oriental Bhd	1,351,590	843,806
Felda Global Ventures Holdings Bhd	1,886,500	1,214,395
Gamuda Bhd[b]	2,528,100	3,689,735
Genting Bhd	3,065,900	7,528,639
Genting Malaysia Bhd	4,231,100	4,825,145
Genting Plantations Bhd	390,500	1,126,859
Hartalega Holdings Bhd[b]	554,900	1,239,441
Hong Leong Bank Bhd	858,000	3,418,668
Hong Leong Financial Group Bhd	440,900	2,057,696
IHH Healthcare Bhd	3,689,000	5,701,368
IJM Corp. Bhd[b]	1,642,400	3,272,040
IJM Land Bhd	1,068,300	1,096,756
IOI Corp. Bhd	4,166,500	5,445,121
IOI Properties Group Bhd	2,575,873	1,522,367
KPJ Healthcare Bhd[b]	949,550	1,053,885
Kuala Lumpur Kepong Bhd[b]	780,900	4,918,543
Lafarge Malaysia Bhd[b]	651,400	1,825,511
Magnum Bhd	988,000	751,143
Mah Sing Group Bhd	2,032,438	1,144,797
Malayan Banking Bhd	6,627,900	16,919,168
Malaysia Airports Holdings Bhd	1,039,600	2,120,161
Malaysia Building Society Bhd	1,550,500	946,476
Malaysian Resources Corp. Bhd	2,771,300	1,053,463
Maxis Bhd	2,720,900	5,322,515
Media Chinese International Ltd.	1,363,400	270,486
Media Prima Bhd	1,964,700	981,260
MISC Bhd	1,621,600	3,788,533
OSK Holdings Bhd	1,075,100	650,310
Parkson Holdings Bhd[a]	902,389	588,406
Pavilion REIT	1,462,800	608,824
Petronas Chemicals Group Bhd	3,989,700	6,055,399
Petronas Dagangan Bhd[b]	466,400	2,533,882
Petronas Gas Bhd	1,138,400	7,283,991
POS Malaysia Bhd[b]	626,700	838,150
PPB Group Bhd	719,000	2,908,718
Public Bank Bhd	4,095,160	20,816,685
QL Resources Bhd	1,007,550	1,053,958
RHB Capital Bhd[b]	876,400	1,935,667

Security	Shares	Value
Sapurakencana Petroleum Bhd[b]	5,622,600	$4,446,285
Sarawak Oil Palms Bhd	263,200	405,316
Sime Darby Bhd	4,396,400	11,381,357
Sunway Bhd	1,104,500	1,035,852
Sunway REIT	2,591,700	1,172,162
Supermax Corp. Bhd[b]	1,216,400	739,155
Ta Ann Holdings Bhd	645,400	684,081
TA Enterprise Bhd	2,425,200	514,783
Telekom Malaysia Bhd	1,677,500	3,314,040
Tenaga Nasional Bhd	4,703,600	19,211,152
TIME dotCom Bhd[a]	718,000	1,113,657
Top Glove Corp. Bhd[b]	794,300	1,115,194
TSH Resources Bhd	1,321,300	828,562
UEM Sunrise Bhd[b]	2,648,600	1,043,566
UMW Holdings Bhd	910,400	2,798,899
UOA Development Bhd	879,600	529,615
WCT Holdings Bhd	1,795,384	826,953
YTL Corp. Bhd[b]	6,015,600	2,754,090
YTL Power International Bhd	2,244,735	977,867

		237,909,344
MEXICO — 4.47%
Alfa SAB de CV Series Aa	4,054,400	8,782,906
Alsea SAB de CVa,b	734,600	2,252,636
America Movil SAB de CV Series L	46,973,900	50,266,346
Arca Continental SAB de CVa	567,600	3,597,989
Axtel SAB de CV CPO[a,b]	2,029,600	598,618
Banregio Grupo Financiero SAB de CVa,b	398,600	2,116,696
Bolsa Mexicana de Valores SAB de CV	677,200	1,221,514
Cemex SAB de CV CPO[a]	17,602,891	17,835,995
Coca-Cola Femsa SAB de CV Series L	628,800	5,428,405
Concentradora Fibra Hotelera Mexicana SA de CV	776,700	1,162,557
Consorcio ARA SAB de CVa	1,435,600	678,818
Controladora Comercial Mexicana SAB de CV BC Units	596,300	1,912,691
Controladora Vuela Cia. de Aviacion SAB de CV Class Aa	710,200	712,480

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Corp Inmobiliaria Vesta SAB de CV	665,500	$1,277,856
El Puerto de Liverpool SAB de CV Series C1[a]	250,200	2,826,296
Fibra Uno Administracion SA de CV	3,367,500	9,443,504
Fomento Economico Mexicano SAB de CVa	2,820,300	26,922,246
Genomma Lab Internacional SAB de CV Series Ba,b	1,179,300	1,287,197
Gentera SAB de CVa	1,560,300	2,990,784
Gruma SAB de CV Series B	264,800	3,243,233
Grupo Aeromexico SAB de CVa,b	755,800	1,273,315
Grupo Aeroportuario del Centro Norte SAB de CV	376,100	1,784,664
Grupo Aeroportuario del Pacifico SAB de CV Series B	471,600	3,196,673
Grupo Aeroportuario del Sureste SAB de CV Series Ba	334,000	4,579,991
Grupo Bimbo SAB de CVa	2,569,800	7,256,351
Grupo Carso SAB de CV Series A1	824,000	3,718,802
Grupo Comercial Chedraui SA de CVa	495,600	1,622,832
Grupo Famsa SAB de CV Series Aa,b	779,753	637,278
Grupo Financiero Banorte SAB de CV Series O	3,637,100	19,749,609
Grupo Financiero Inbursa SAB de CV Series O	3,350,300	9,406,474
Grupo Financiero Santander Mexico SAB de CV Series B	2,680,900	5,913,328
Grupo Herdez SAB de CVa,b	409,400	1,024,321
Grupo Lala SAB de CV	865,000	1,725,140
Grupo Mexico SAB de CV Series B	5,531,100	16,727,952
Grupo Simec SAB de CV Series Ba,b	201,500	603,476
Grupo Televisa SAB CPO[a]	3,793,500	25,779,664
Industrias CH SAB de CV Series Ba,b	246,100	1,121,704
Industrias Penoles SAB de CV	203,805	4,330,720

Security	Shares	Value
Kimberly-Clark de Mexico SAB de CV Series A	2,286,600	$4,656,699
Mexichem SAB de CVb	1,333,100	3,885,534
Mexico Real Estate Management SA de CVb	1,199,100	2,062,657
Minera Frisco SAB de CV Series A1[a]	922,500	1,227,779
OHL Mexico SAB de CVa	1,091,800	2,253,407
PLA Administradora Industrial S. de RL de CVa	941,800	2,027,591
Promotora y Operadora de Infraestructura SAB de CVa	443,400	5,308,523
Qualitas Controladora SAB de CVa	376,900	762,774
TV Azteca SAB de CV CPO[a]	2,002,400	853,082
Urbi Desarrollos Urbanos SAB de CVa,b	558,900	—
Wal-Mart de Mexico SAB de CV Series V	7,628,200	18,667,458

		296,716,565
PERU — 0.39%
Cia. de Minas Buenaventura SA ADR	309,762	3,587,044
Credicorp Ltd.	102,237	14,846,857
Southern Copper Corp.	244,436	7,276,860

		25,710,761
PHILIPPINES — 1.40%
Aboitiz Equity Ventures Inc.	2,802,260	3,613,257
Aboitiz Power Corp.	2,133,900	2,148,904
Alliance Global Group Inc.	2,906,000	1,568,673
Atlas Consolidated Mining & Development	1,660,000	375,373
Ayala Corp.	304,750	4,955,903
Ayala Land Inc.	10,287,200	8,457,950
Bank of the Philippine Islands	1,092,275	2,389,429
BDO Unibank Inc.	2,377,100	5,984,534
Belle Corp.	6,789,600	660,635
Cebu Air Inc.	406,360	829,494
Cosco Capital Inc.	3,020,400	665,872
DMCI Holdings Inc.	5,776,000	2,069,875
East West Banking Corp.[a]	742,000	429,145
Energy Development Corp.	13,580,000	2,725,856
Filinvest Land Inc.	15,483,000	589,962
First Gen Corp.	1,927,200	1,274,164
First Philippine Holdings Corp.	348,820	816,471

20	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Globe Telecom Inc.	50,795	$2,194,703
International Container Terminal Services Inc.	738,060	1,876,537
JG Summit Holdings Inc.	3,503,983	5,324,719
Jollibee Foods Corp.	600,800	2,995,143
Lopez Holdings Corp.	3,781,400	766,743
Manila Water Co. Inc.	1,740,500	1,257,313
Megaworld Corp.	17,493,000	2,170,259
Melco Crown Philippines Resorts Corp.[a]	2,592,600	599,785
Metro Pacific Investments Corp.	15,944,400	1,952,818
Metropolitan Bank & Trust Co.	402,000	843,844
Nickel Asia Corp.	1,755,812	1,154,877
Philippine Long Distance Telephone Co.	152,930	10,967,672
Philippine National Bank[a]	332,176	628,716
Rizal Commercial Banking Corp.	613,890	641,876
Security Bank Corp.	655,600	2,379,134
SM Investments Corp.	275,575	5,500,250
SM Prime Holdings Inc.	9,909,096	4,441,001
Universal Robina Corp.	1,269,440	6,276,660
Vista Land & Lifescapes Inc.	6,757,300	1,095,820

		92,623,367
POLAND — 1.46%
Alior Bank SAa	75,196	1,682,493
Asseco Poland SA	112,706	1,647,878
Bank Handlowy w Warszawie SA	50,226	1,436,813
Bank Millennium SA	666,014	1,268,975
Bank Pekao SA	188,305	9,442,858
Bank Zachodni WBK SA	54,476	4,932,087
Budimex SA	21,555	949,547
CCC SA	31,733	1,557,856
Ciech SA	66,540	935,119
Cyfrowy Polsat SA	291,799	1,898,982
ENEA SA	316,162	1,385,075
Energa SA	306,357	1,862,906
Eurocash SA	124,830	1,126,798
Getin Holding SAa	731,485	395,381
Getin Noble Bank SAa	1,852,534	931,236
Globe Trade Centre SAa,b	458,824	603,887
Grupa Azoty SA	71,342	1,484,625
Grupa Lotos SAa	137,694	969,029

Security	Shares	Value
Kernel Holding SAa	78,568	$679,480
KGHM Polska Miedz SA	197,627	6,462,675
LPP SA	1,417	2,768,629
Lubelski Wegiel Bogdanka SA	54,511	1,433,729
mBank	25,757	3,183,297
Netia SA	539,685	856,168
Orange Polska SA	902,263	2,406,750
PGE Polska Grupa Energetyczna SA	1,219,989	6,831,661
Polski Koncern Naftowy Orlen SA	456,729	6,740,800
Polskie Gornictwo Naftowe i Gazownictwo SA	2,887,341	3,925,064
Powszechna Kasa Oszczednosci Bank Polski SA	1,268,719	11,177,990
Powszechny Zaklad Ubezpieczen SA	77,744	10,268,095
Synthos SA	1,031,755	1,232,479
Tauron Polska Energia SA	1,434,664	1,899,883
TVN SAa	273,447	1,310,275
Warsaw Stock Exchange	65,286	851,683

		96,540,203
QATAR — 0.80%
Al Khalij Commercial Bank	132,982	795,737
Al Meera Consumer Goods Co. QSC	15,874	950,304
Barwa Real Estate Co.	143,942	1,925,024
Commercial Bank of Qatar QSC (The)	87,012	1,648,724
Doha Bank QSC	57,899	923,777
Gulf International Services QSC	77,533	2,031,209
Industries Qatar QSC	202,610	8,624,070
Masraf Al Rayan	517,354	6,833,648
Mazaya Qatar Real Estate Development QSC	87,866	470,517
Medicare Group	16,103	686,749
Ooredoo QSC	103,942	3,268,257
Qatar Electricity & Water Co. QSC	35,440	1,853,994
Qatar Industrial Manufacturing Co.[a]	41,680	570,575
Qatar Islamic Bank SAQ	87,445	2,490,195
Qatar National Bank SAQ	265,925	14,846,232

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Qatar National Cement Co. QSC	17,038	$641,001
Qatari Investors Group QSC	48,330	595,913
Salam International Investment Co.	153,583	609,440
United Development Co. PSC	109,411	729,206
Vodafone Qatar QSC	489,104	2,381,385

		52,875,957
RUSSIA — 3.11%
Alrosa AO	3,597,300	4,088,221
Gazprom OAO	8,515,620	21,070,612
Gazprom OAO ADR	4,257,810	21,246,472
Inter RAO UES JSC[a]	41,077,000	607,573
LSR Group GDR[d]	374,464	801,353
Lukoil OAO	362,707	17,576,672
Lukoil OAO ADR (London)	380,707	18,426,219
M Video OJSC	177,030	476,267
Magnit PJSC GDR[d]	374,358	17,845,646
Mechel ADR[a]	360,367	594,606
MegaFon OAO GDR[d]	142,420	2,508,016
MMC Norilsk Nickel OJSC	80,308	14,646,985
Mobile TeleSystems OJSC ADR	709,324	7,022,308
Moscow Exchange MICEX-RTS OAO	2,257,520	2,804,450
NOVATEK OAO GDR[d]	132,076	11,074,573
Rosneft OAO	1,356,660	5,834,707
Rosneft OAO GDR[d]	200,000	864,000
Rostelecom OJSC	1,231,690	1,798,092
RusHydro JSC	182,453,000	1,903,508
Sberbank of Russia	13,291,030	16,339,038
Sberbank of Russia ADR	550,000	2,795,650
Severstal PAO	378,690	4,240,289
Sistema JSFC GDR[d]	244,863	1,738,527
Surgutneftegas OAO	5,220,950	2,947,299
Surgutneftegas OAO ADR	522,159	2,900,593
Tatneft OAO Class S	2,053,370	10,591,684
TMK OAO GDR[d]	119,763	374,858
Uralkali PJSC	937,640	2,593,843
Uralkali PJSC GDR[d]	187,528	2,629,143
VTB Bank OJSC	5,671,870,000	6,261,475
VTB Bank OJSC GDR[d]	800,000	1,760,000

		206,362,679
SOUTH AFRICA — 7.90%
Acucap Properties Ltd.	188,593	921,683

Security	Shares	Value
Adcock Ingram Holdings Ltd.[a,b]	199,322	$898,001
Adcorp Holdings Ltd.	306,527	830,698
Advtech Ltd.	808,685	669,683
Aeci Ltd.	190,872	2,122,802
African Oxygen Ltd.	306,503	378,756
African Rainbow Minerals Ltd.	185,616	1,949,820
Anglo American Platinum Ltd.[a]	81,488	2,597,504
AngloGold Ashanti Ltd.[a]	591,986	6,661,049
ArcelorMittal South Africa Ltd.[a]	292,815	653,324
Aspen Pharmacare Holdings Ltd.	447,339	15,885,084
Assore Ltd.	73,233	955,869
Astral Foods Ltd.	80,659	1,209,020
Attacq Ltd.[a]	750,368	1,484,251
Aveng Ltd.[a,b]	650,083	870,831
AVI Ltd.	448,082	3,222,668
Barclays Africa Group Ltd.	475,959	7,871,928
Barloworld Ltd.	378,046	2,901,283
Bidvest Group Ltd. (The)	463,340	12,790,458
Blue Label Telecoms Ltd.	826,372	638,235
Brait SEa	566,763	3,804,360
Capital Property Fund[a]	2,033,584	2,464,104
Cashbuild Ltd.	56,672	1,060,150
City Lodge Hotels Ltd.	75,775	891,574
Clicks Group Ltd.	461,038	3,542,946
Clover Industries Ltd.	488,937	837,902
Coronation Fund Managers Ltd.	329,678	2,924,467
DataTec Ltd.	255,774	1,318,049
Discovery Ltd.	472,007	4,852,117
Emira Property Fund	768,864	1,210,732
EOH Holdings Ltd.	156,745	1,822,482
Exxaro Resources Ltd.[b]	190,206	1,865,008
Famous Brands Ltd.	92,373	887,821
FirstRand Ltd.	4,584,140	21,046,210
Foschini Group Ltd. (The)	285,263	4,049,447
Fountainhead Property Trust	656,091	526,990
Gold Fields Ltd.	1,150,473	5,356,961
Grindrod Ltd.	636,787	996,739
Group Five Ltd./South Africa	282,241	605,511
Growthpoint Properties Ltd.	3,032,367	7,723,389
Harmony Gold Mining Co. Ltd.[a]	447,898	1,104,659

22	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Hosken Consolidated Investments Ltd.	84,078	$1,122,026
Hudaco Industries Ltd.	125,586	1,337,982
Hyprop Investments Ltd.	416,369	3,976,819
Illovo Sugar Ltd.	345,708	732,475
Impala Platinum Holdings Ltd.[a]	766,437	4,716,485
Imperial Holdings Ltd.	255,961	4,316,610
Investec Ltd.	407,438	3,601,314
JSE Ltd.	148,072	1,544,508
Kumba Iron Ore Ltd.	88,999	1,748,972
Lewis Group Ltd.[b]	151,656	1,193,805
Liberty Holdings Ltd.	183,773	2,229,310
Life Healthcare Group Holdings Ltd.	1,299,447	5,051,485
Massmart Holdings Ltd.	153,512	2,196,171
Mediclinic International Ltd.	566,328	5,985,980
Metair Investments Ltd.[b]	235,878	696,319
MMI Holdings Ltd./ South Africa	1,382,043	3,860,422
Mondi Ltd.	202,216	4,127,789
Mpact Ltd.	324,219	1,094,270
Mr. Price Group Ltd.	340,723	7,887,242
MTN Group Ltd.	2,333,901	41,386,536
Murray & Roberts Holdings Ltd.	672,222	1,003,170
Nampak Ltd.	833,474	2,910,328
Naspers Ltd. Class N	574,145	84,362,806
Nedbank Group Ltd.	269,925	5,925,703
Netcare Ltd.	1,383,891	4,877,405
Northam Platinum Ltd.[a,b]	573,115	2,540,238
Omnia Holdings Ltd.[b]	114,001	1,858,765
Pick n Pay Holdings Ltd.	392,835	770,298
Pick n Pay Stores Ltd.	347,301	1,574,225
PPC Ltd.	759,155	1,180,459
Rand Merchant Insurance Holdings Ltd.	981,875	3,791,674
Redefine Properties Ltd.	4,005,479	4,069,756
Remgro Ltd.	697,587	16,582,133
Resilient Property Income Fund Ltd.	481,136	3,870,806
Reunert Ltd.	260,926	1,393,859
RMB Holdings Ltd.	966,734	5,631,331
Royal Bafokeng Platinum Ltd.[a]	144,310	718,268

Security	Shares	Value
SA Corporate Real Estate Fund Nominees Pty Ltd.	2,487,463	$1,088,652
Sanlam Ltd.	2,670,111	17,322,611
Sappi Ltd.[a]	771,068	3,242,284
Sasol Ltd.	801,895	29,158,067
Shoprite Holdings Ltd.	664,515	9,466,188
Sibanye Gold Ltd.	1,188,367	3,141,988
SPAR Group Ltd. (The)	300,817	4,611,770
Standard Bank Group Ltd.	1,702,768	22,285,175
Steinhoff International Holdings Ltd.	2,889,908	16,682,752
Sun International Ltd./ South Africa	154,106	1,741,280
Super Group Ltd./ South Africa[a]	452,706	1,370,200
Telkom SA SOC Ltd.[a]	365,715	2,573,469
Tiger Brands Ltd.	229,841	6,854,007
Tongaat Hulett Ltd.	156,915	2,077,208
Trencor Ltd.	243,933	1,418,215
Truworths International Ltd.	557,177	4,249,712
Tsogo Sun Holdings Ltd.	720,646	1,755,079
Vodacom Group Ltd.	492,925	5,744,376
Vukile Property Fund Ltd.	732,901	1,239,636
Wilson Bayly Holmes-Ovcon Ltd.	102,132	1,001,074
Woolworths Holdings Ltd./ South Africa	1,277,530	9,856,923
Zeder Investments Ltd.	1,688,347	1,101,127

		524,254,102
SOUTH KOREA — 14.18%
Ahnlab Inc.	16,757	738,954
AmorePacific Corp.	4,624	12,028,172
AmorePacific Group	4,140	5,039,442
Asia Cement Co. Ltd.	5,609	597,925
Asiana Airlines Inc.[a]	175,737	1,399,427
ATLASBX Co. Ltd.[b]	19,759	733,615
Binggrae Co. Ltd.	10,301	687,953
Bioland Ltd.[b]	30,224	623,729
BS Financial Group Inc.	258,557	3,510,090
Bukwang Pharmaceutical Co. Ltd.	53,856	1,165,396
Cell Biotech Co. Ltd.	13,989	903,667
Celltrion Inc.[a,b]	91,815	5,479,370
Chabiotech Co. Ltd.[a,b]	60,863	926,074
Cheil Industries Inc.[a,b]	22,610	3,337,269

CONSOLIDATED SCHEDULE OF INVESTMENTS	23

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Cheil Worldwide Inc.[a]	110,069	$2,095,979
Chong Kun Dang Pharmaceutical Corp.	13,892	739,185
CJ CGV Co. Ltd.	32,620	1,911,044
CJ CheilJedang Corp.	12,024	3,916,523
CJ Corp.	21,982	3,474,900
CJ E&M Corp.[a]	30,819	1,373,103
CJ Freshway Corp.[b]	16,923	781,738
CJ Hellovision Co. Ltd.	62,563	604,226
CJ Korea Express Co. Ltd.[a]	11,104	1,831,191
CJ O Shopping Co. Ltd.	4,693	1,004,833
Com2uSCorp.[a,b]	10,700	1,730,445
Cosmax Inc.	11,718	1,382,608
Coway Co. Ltd.	75,393	5,921,258
Daeduck Electronics Co.	84,636	724,868
Daeduck GDS Co. Ltd.	35,045	431,058
Daekyo Co. Ltd.	77,832	486,472
Daelim Industrial Co. Ltd.	38,052	2,246,613
Daesang Corp.	34,838	1,185,549
Daewoo Engineering & Construction Co. Ltd.[a]	165,448	1,192,377
Daewoo International Corp.	68,584	1,812,160
Daewoo Securities Co. Ltd.[a]	267,911	2,599,656
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	150,502	2,776,790
Daewoong Pharmaceutical Co. Ltd.	9,756	517,333
Daishin Securities Co. Ltd.	86,941	871,351
Daou Technology Inc.	65,915	909,856
Daum Kakao Corp.[b]	36,311	4,403,439
DGB Financial Group Inc.	209,386	2,212,999
Dong-A Socio Holdings Co. Ltd.	4,935	539,565
Dong-A ST Co. Ltd.	7,175	616,466
Dongbu Insurance Co. Ltd.	61,953	2,991,671
Dongkuk Steel Mill Co. Ltd.[a,b]	105,174	605,621
Dongsuh Co. Inc.	50,109	1,317,156
Dongwon Industries Co. Ltd.	2,620	781,787
Doosan Corp.	11,090	1,207,467
Doosan Engine Co. Ltd.[a,b]	85,974	591,412
Doosan Heavy Industries & Construction Co. Ltd.	81,668	2,161,592
Doosan Infracore Co. Ltd.[a]	202,634	2,381,649
Duksan Hi-Metal Co. Ltd.[a,b]	21,409	170,679

Security	Shares	Value
DuzonBIzon Co. Ltd.	76,738	$898,440
DY Corp.	60,207	369,180
E-Mart Co. Ltd.	29,193	5,705,342
E1 Corp.	6,936	417,721
EO Technics Co. Ltd.	14,451	1,889,407
Fila Korea Ltd.	15,855	1,343,460
Gamevil Inc.[a,b]	7,908	907,127
GemVax & Kael Co. Ltd.[a]	41,399	716,670
Global & Yuasa Battery Co. Ltd.	12,833	478,219
Golfzon Co. Ltd.	30,061	818,937
Grand Korea Leisure Co. Ltd.[b]	46,836	1,482,895
Green Cross Corp./ South Korea	9,856	1,252,710
Green Cross Holdings Corp.	42,297	847,828
GS Engineering & Construction Corp.[a]	73,137	2,019,089
GS Holdings Corp.	78,759	3,175,332
GS Home Shopping Inc.	5,119	1,091,382
Gwangju Shinsegae Co. Ltd.	1,969	560,624
Halla Corp.[a]	78,566	449,542
Halla Holdings Corp.	12,390	733,771
Halla Visteon Climate Control Corp.[a]	54,315	2,120,539
Hana Financial Group Inc.	402,300	11,032,964
Hana Tour Service Inc.	17,405	1,547,745
Hancom Inc.	34,360	569,771
Handsome Co. Ltd.	28,824	820,692
Hanil Cement Co. Ltd.	5,511	848,580
Hanjin Heavy Industries & Construction Co. Ltd.[a,b]	121,015	523,180
Hanjin Kal Corp.[a]	67,015	1,911,138
Hanjin Shipping Co. Ltd.[a,b]	138,923	982,226
Hanjin Transportation Co. Ltd.	16,631	898,563
Hankook Shell Oil Co. Ltd.	1,575	652,214
Hankook Tire Co. Ltd.	107,414	4,697,619
Hankook Tire Worldwide Co. Ltd.	33,584	725,198
Hanmi Pharm Co. Ltd.[a,b]	10,378	1,016,478
Hansae Co. Ltd.	33,340	1,243,928
Hansol Chemical Co. Ltd.	24,707	1,181,830
Hansol Holdings Co. Ltd.[a]	73,713	505,054
Hanssem Co. Ltd.	15,065	2,422,644
Hanwha Chemical Corp.	151,086	1,940,971
Hanwha Corp.	66,127	1,843,639

24	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Hanwha General Insurance Co. Ltd.[a]	134,161	$545,787
Hanwha Investment & Securities Co. Ltd.[a]	165,590	647,243
Hanwha Life Insurance Co. Ltd.	309,582	2,202,939
Hite Jinro Co. Ltd.	37,141	773,242
HMC Investment Securities Co. Ltd.	63,376	623,626
Hotel Shilla Co. Ltd.	46,604	4,203,723
Huchems Fine Chemical Corp.	43,666	1,020,485
Hwa Shin Co. Ltd.[b]	62,498	418,532
Hy-Lok Corp.	24,680	637,491
Hyosung Corp.	31,873	2,125,738
Hyundai Corp.	21,949	517,953
Hyundai Department Store Co. Ltd.	21,658	2,644,228
Hyundai Development Co. Engineering & Construction	78,954	3,596,829
Hyundai Engineering & Construction Co. Ltd.	101,079	4,549,499
Hyundai Glovis Co. Ltd.	21,890	4,756,745
Hyundai Greenfood Co. Ltd.	68,517	1,161,146
Hyundai Heavy Industries Co. Ltd.[a,b]	64,262	7,026,049
Hyundai Home Shopping Network Corp.	9,322	1,138,124
Hyundai Hysco Co. Ltd.	15,644	920,780
Hyundai Livart Furniture Co. Ltd.	20,808	787,729
Hyundai Marine & Fire Insurance Co. Ltd.	58,740	1,458,398
Hyundai Merchant Marine Co. Ltd.[a,b]	104,735	862,653
Hyundai Mipo Dockyard Co. Ltd.[a,b]	16,897	1,183,891
Hyundai Mobis Co. Ltd.	98,802	22,460,115
Hyundai Motor Co.	214,692	31,395,441
Hyundai Securities Co. Ltd.	197,897	1,388,371
Hyundai Steel Co.	97,884	5,975,334
Hyundai Wia Corp.	22,781	2,916,250
Ilyang Pharmaceutical Co. Ltd.[b]	33,789	908,182
iMarketKorea Inc.	31,105	783,612

Security	Shares	Value
Industrial Bank of Korea	358,134	$4,405,092
Interpark Corp.	67,899	621,735
JB Financial Group Co. Ltd.	128,424	798,006
JoyCity Corp.[a,b]	21,148	545,295
Kangwon Land Inc.	165,560	5,128,732
KB Capital Co. Ltd.	32,332	676,069
KB Financial Group Inc.	551,760	19,606,068
KCC Corp.	9,663	5,203,255
KEPCO Plant Service & Engineering Co. Ltd.	32,328	2,715,723
Kia Motors Corp.	380,788	15,785,936
KISWIRE Ltd.[b]	15,774	676,922
KIWOOM Securities Co. Ltd.	18,637	1,066,378
Koh Young Technology Inc.	31,729	1,312,466
Kolon Industries Inc.[b]	25,443	1,172,991
Komipharm International Co. Ltd.[a,b]	68,623	595,852
Korea Aerospace Industries Ltd.[b]	72,563	3,332,126
Korea District Heating Corp.	5,260	266,463
Korea Electric Power Corp.	358,610	14,605,136
Korea Gas Corp.	37,148	1,435,083
Korea Investment Holdings Co. Ltd.[a]	59,253	2,947,669
Korea Kolmar Co. Ltd.[b]	23,299	1,303,411
Korea Zinc Co. Ltd.	12,564	4,687,675
Korean Air Lines Co. Ltd.[a]	40,791	1,865,708
Korean Reinsurance Co.	144,987	1,373,846
KT Corp.[a]	57,904	1,614,380
KT Skylife Co. Ltd.	35,438	534,371
KT&G Corp.	153,865	11,215,161
Kukdo Chemical Co. Ltd.[b]	16,812	740,613
Kumho Petrochemical Co. Ltd.	20,407	1,602,736
Kumho Tire Co. Inc.[a]	103,959	906,462
Kwang Dong Pharmaceutical Co. Ltd.	85,828	981,405
Kwangju Bank[a]	73,173	620,025
Kyongnam Bank[a]	57,615	551,189
LF Corp.	35,111	1,007,696
LG Chem Ltd.	69,285	14,519,202
LG Corp.	135,242	7,836,901
LG Display Co. Ltd.	347,132	10,753,485
LG Electronics Inc.	154,234	8,684,489
LG Hausys Ltd.	10,617	1,876,632

CONSOLIDATED SCHEDULE OF INVESTMENTS	25

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
LG Household & Health Care Ltd.	14,132	$8,626,887
LG Innotek Co. Ltd.	18,684	1,787,454
LG International Corp.	47,093	1,591,864
LG Life Sciences Ltd.[a,b]	26,928	1,094,245
LG Uplus Corp.	307,284	3,317,676
LIG Insurance Co. Ltd.	58,415	1,277,354
Lock&Lock Co. Ltd.[b]	42,586	405,470
Lotte Chemical Corp.	22,186	3,850,789
Lotte Chilsung Beverage Co. Ltd.	964	1,548,478
Lotte Confectionery Co. Ltd.	979	1,622,524
Lotte Food Co. Ltd.	1,662	963,083
Lotte Shopping Co. Ltd.	14,960	3,407,590
LS Corp.	25,352	1,189,584
LS Industrial Systems Co. Ltd.	22,760	1,281,553
Lumens Co. Ltd.[a,b]	92,679	540,427
Maeil Dairy Industry Co. Ltd.[b]	18,527	599,252
Mando Corp.	9,535	1,355,255
Medipost Co. Ltd.[a,b]	16,512	1,173,465
Medy-Tox Inc.	6,706	2,162,319
MegaStudy Co. Ltd.	11,935	712,261
Meritz Fire & Marine Insurance Co. Ltd.	90,998	1,086,123
Meritz Securities Co. Ltd.[b]	323,065	1,348,128
Mirae Asset Securities Co. Ltd.	38,231	1,687,661
Modetour Network Inc.[b]	33,824	933,777
Muhak Co. Ltd.[a]	26,213	1,055,637
Namhae Chemical Corp.	78,165	626,004
Namyang Dairy Products Co. Ltd.	1,046	700,478
Naturalendo Tech Co. Ltd.[a,b]	18,380	874,162
NAVER Corp.	39,141	23,572,686
NCsoft Corp.	21,431	3,485,430
Neowiz Games Corp.[a]	36,815	722,849
Nexen Corp.	5,106	411,718
Nexen Tire Corp.	54,332	759,871
NH Investment & Securities Co. Ltd.	220,269	2,468,506
NHN Entertainment Corp.[a,b]	17,848	1,157,831
NICE Holdings Co. Ltd.[b]	43,036	762,653
Nong Shim Holdings Co. Ltd.	5,748	602,269
NongShim Co. Ltd.	5,277	1,218,823
OCI Co. Ltd.[a]	23,487	2,097,149

Security	Shares	Value
OCI Materials Co. Ltd.	15,754	$1,156,915
Orion Corp./Republic of Korea	5,001	4,392,478
Osstem Implant Co. Ltd.[a]	21,757	907,904
Ottogi Corp.	2,114	1,147,960
Paradise Co. Ltd.	68,357	1,317,253
Partron Co. Ltd.[b]	53,234	620,833
Poongsan Corp.	39,141	914,734
POSCO	94,186	22,955,451
POSCO Chemtech Co. Ltd.	4,794	634,657
POSCO ICT Co. Ltd.[b]	106,324	565,744
Pyeong Hwa Automotive Co. Ltd.[b]	32,726	494,968
S&T Dynamics Co. Ltd.	80,430	802,431
S-1 Corp.	26,899	1,960,658
S-Oil Corp.	64,376	3,800,797
Samchully Co. Ltd.	4,487	504,892
Samkwang Glass	10,072	757,086
Samsung C&T Corp.	181,208	10,005,198
Samsung Card Co. Ltd.	51,545	1,761,138
Samsung Electro-Mechanics Co. Ltd.	86,643	5,439,117
Samsung Electronics Co. Ltd.	159,576	197,298,193
Samsung Engineering Co. Ltd.[a]	41,547	1,589,881
Samsung Fine Chemicals Co. Ltd.[b]	31,207	1,025,021
Samsung Fire & Marine Insurance Co. Ltd.	51,100	11,872,352
Samsung Heavy Industries Co. Ltd.	225,699	4,051,087
Samsung Life Insurance Co. Ltd.	84,991	7,712,727
Samsung SDI Co. Ltd.	79,765	9,920,206
Samsung SDS Co. Ltd.	40,991	10,812,168
Samsung Securities Co. Ltd.	83,575	3,632,206
SBS Media Holdings Co. Ltd.	112,696	523,666
SeAH Besteel Corp.	26,819	847,906
SeAH Steel Corp.	5,762	443,089
Sebang Co. Ltd.	33,211	594,594
Seegene Inc.[a,b]	25,514	860,114
Seobu T&Da	33,052	517,967
Seoyeon Co. Ltd.	38,160	554,555
SFA Engineering Corp.	16,251	755,137
Shinhan Financial Group Co. Ltd.	599,861	23,884,038

26	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Shinsegae Co. Ltd.	9,907	$1,557,066
Shinsegae Food Co. Ltd.	5,664	639,913
Shinsegae International Co. Ltd.[b]	5,447	445,170
Simm Tech Co. Ltd.[a,b]	74,810	780,442
Sindoh Co. Ltd.	10,327	672,753
SK Broadband Co. Ltd.[a]	220,540	913,265
SK C&C Co. Ltd.	29,339	5,800,704
SK Chemicals Co. Ltd.	24,024	1,330,836
SK Gas Ltd.	8,122	681,551
SK Holdings Co. Ltd.	39,466	6,688,238
SK Hynix Inc.	836,578	35,519,598
SK Innovation Co. Ltd.[a]	90,824	8,564,789
SK Networks Co. Ltd.	178,185	1,534,188
SK Securities Co. Ltd.[a]	878,596	828,524
SK Telecom Co. Ltd.	15,152	3,955,217
SKC Co. Ltd.[b]	35,910	1,107,515
SL Corp.	26,570	434,542
SM Entertainment Co.[a,b]	28,661	864,361
Soulbrain Co. Ltd.	22,094	803,199
Ssangyong Motor Co.[a,b]	79,407	723,493
Sung Kwang Bend Co. Ltd.	44,380	596,424
Sungwoo Hitech Co. Ltd.	60,357	679,157
Suprema Inc.[a]	26,934	614,730
Taekwang Industrial Co. Ltd.	551	584,862
Taewoong Co. Ltd.[a]	31,496	516,540
Taeyoung Engineering & Construction Co. Ltd.[a]	140,825	692,866
Taihan Electric Wire Co. Ltd.[a]	200,343	219,044
Tera Resource Co. Ltd.[a]	49,111	—
TK Corp.[a]	51,854	545,682
Tongyang Life Insurance	68,861	746,614
ViroMed Co. Ltd.[a,b]	21,278	1,130,251
WeMade Entertainment Co. Ltd.[a,b]	15,119	565,473
Wonik IPS Co. Ltd.[a]	71,518	827,551
Woori Bank[a]	403,576	3,485,855
YG Entertainment Inc.[b]	28,028	1,188,742
Youlchon Chemical Co. Ltd.	46,702	497,848
Youngone Corp.	33,953	1,562,231
Youngone Holdings Co. Ltd.	9,860	793,256
Yuanta Securities Korea[a]	143,396	584,663
Yuhan Corp.	7,596	1,183,469
Yungjin Pharmaceutical Co. Ltd.[a,b]	621,343	860,500

		940,354,398

Security	Shares	Value
TAIWAN — 13.40%
A-DATA Technology Co. Ltd.[b]	324,820	$557,484
Ability Enterprise Co. Ltd.	1,127,000	681,834
AcBel Polytech Inc.	644,000	785,391
Accton Technology Corp.	1,474,000	762,697
Acer Inc.[a]	3,788,872	2,479,265
Advanced Semiconductor Engineering Inc.	8,628,000	11,621,220
Advantech Co. Ltd.	603,302	4,610,491
Airtac International Group[b]	193,800	1,666,168
ALI Corp.	935,000	817,250
Alpha Networks Inc.	991,000	577,465
Altek Corp.[a]	490,000	580,417
Ambassador Hotel (The)	805,000	707,467
AmTRAN Technology Co. Ltd.	1,274,000	711,947
Ardentec Corp.	981,912	850,438
Asia Cement Corp.	2,585,050	3,185,526
Asia Optical Co. Inc.[a]	449,000	649,088
Asia Pacific Telecom Co. Ltd.	3,336,000	1,625,244
Asia Polymer Corp.	926,000	636,892
ASUSTeK Computer Inc.	1,023,000	10,635,552
AU Optronics Corp.	12,434,000	6,552,546
Bank of Kaohsiung Co. Ltd.	2,121,168	615,311
BES Engineering Corp.	2,875,000	703,988
Bizlink Holding Inc.	183,095	658,804
Brogent Technologies Inc.[a]	73,401	923,209
Capital Securities Corp.	1,920,000	632,765
Career Technology MFG. Co. Ltd.	641,000	716,418
Catcher Technology Co. Ltd.	1,053,000	9,623,022
Cathay Financial Holding Co. Ltd.	11,840,078	18,021,198
Cathay Real Estate Development Co. Ltd.	908,000	508,862
Chailease Holding Co. Ltd.	1,344,640	3,271,151
Chang Hwa Commercial Bank Ltd.	6,043,440	3,550,437
Cheng Loong Corp.	1,415,000	572,218
Cheng Shin Rubber Industry Co. Ltd.	2,616,650	6,315,621
Cheng Uei Precision Industry Co. Ltd.	654,000	1,176,596
Chia Hsin Cement Corp.	1,003,000	434,351
Chicony Electronics Co. Ltd.	681,410	1,894,192
Chin-Poon Industrial Co. Ltd.	654,000	1,191,173

CONSOLIDATED SCHEDULE OF INVESTMENTS	27

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
China Airlines Ltd.[a]	3,556,000	$1,743,748
China Bills Finance Corp.	1,551,000	582,767
China Development Financial Holding Corp.	19,623,000	6,810,721
China Life Insurance Co. Ltd./Taiwan	3,826,044	3,289,387
China Man-Made Fiber Corp.[a]	2,077,000	724,189
China Metal Products	1,293,146	1,354,705
China Motor Corp.	398,000	342,808
China Petrochemical Development Corp.[a,b]	3,317,900	1,251,938
China Steel Chemical Corp.	204,000	954,880
China Steel Corp.	17,110,529	14,220,182
China Synthetic Rubber Corp.	783,000	797,835
Chipbond Technology Corp.	868,000	1,685,974
Chong Hong Construction Co. Ltd.	238,450	493,528
Chroma ATE Inc.	654,000	1,680,554
Chung Hung Steel Corp.[a]	2,981,000	677,737
Chunghwa Telecom Co. Ltd.	5,512,000	17,235,421
Clevo Co.	555,175	853,843
CMC Magnetics Corp.[a]	3,999,000	553,913
Compal Electronics Inc.	5,743,000	4,462,003
Compeq Manufacturing Co. Ltd.	1,561,000	869,846
Continental Holdings Corp.	1,703,600	634,680
Coretronic Corp.	815,750	1,257,198
Coxon Precise Industrial Co. Ltd.	337,000	764,031
CSBC Corp. Taiwan	1,558,000	821,044
CTBC Financial Holding Co. Ltd.	19,731,241	13,131,124
CTCI Corp.	883,000	1,456,437
Cyberlink Corp.	275,540	796,658
CyberTAN Technology Inc.	877,000	656,249
D-Link Corp.	1,136,420	645,919
Darwin Precisions Corp.[a]	1,401,000	771,766
Delta Electronics Inc.	2,651,000	17,135,902
Depo Auto Parts Ind. Co. Ltd.	196,000	752,046
Dynapack International Technology Corp.	255,000	601,672
E Ink Holdings Inc.[a]	1,276,000	560,700
E.Sun Financial Holding Co. Ltd.	8,549,526	5,335,797
Eclat Textile Co. Ltd.	243,062	2,786,254

Security	Shares	Value
Elan Microelectronics Corp.	654,000	$1,107,874
Elite Material Co. Ltd.	800,000	1,134,851
Elite Semiconductor Memory Technology Inc.	474,000	750,884
Epistar Corp.	1,541,694	2,950,352
Eternal Materials Co. Ltd.	1,067,030	1,082,149
EVA Airways Corp.[a]	2,698,279	1,976,132
Evergreen Marine Corp. Taiwan Ltd.[a]	2,131,000	1,564,068
Everlight Chemical Industrial Corp.	782,192	694,894
Everlight Electronics Co. Ltd.	654,000	1,684,719
Far Eastern Department Stores Ltd.	1,513,167	1,300,924
Far Eastern International Bank	2,403,587	811,273
Far Eastern New Century Corp.	4,565,291	4,739,006
Far EasTone Telecommunications Co. Ltd.	2,149,000	5,310,059
Faraday Technology Corp.	622,000	805,104
Farglory Land Development Co. Ltd.	654,782	781,860
Federal Corp.	1,215,354	714,004
Feng Hsin Iron & Steel Co.	701,000	870,530
Feng TAY Enterprise Co. Ltd.	654,305	2,729,309
Firich Enterprises Co. Ltd.[b]	293,903	1,001,357
First Financial Holding Co. Ltd.	10,351,272	6,114,189
FLEXium Interconnect Inc.	340,471	847,790
Formosa Chemicals & Fibre Corp.	4,674,210	10,478,089
Formosa Petrochemical Corp.	1,794,000	3,930,177
Formosa Plastics Corp.	6,221,800	15,353,909
Formosa Taffeta Co. Ltd.	856,000	904,926
Formosan Rubber Group Inc.	812,000	841,605
Foxconn Technology Co. Ltd.	1,308,720	3,367,125
Fubon Financial Holding Co. Ltd.	9,645,000	17,198,535
Gemtek Technology Corp.	907,000	672,921
Getac Technology Corp.	1,006,000	599,019
Giant Manufacturing Co. Ltd.	532,000	5,166,693
Gigabyte Technology Co. Ltd.	797,000	1,015,125
Gigasolar Materials Corp.[b]	39,800	629,221
Gigastorage Corp.[a,b]	739,000	610,637

28	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Gintech Energy Corp.[a,b]	983,000	$707,397
Global Mixed Mode Technology Inc.	242,000	701,996
Gloria Material Technology Corp.	1,189,200	825,491
Goldsun Development & Construction Co. Ltd.[a]	1,535,000	508,327
Gourmet Master Co. Ltd.	93,000	490,097
Grand Pacific Petrochemical	1,403,000	752,764
Grape King Bio Ltd.	158,000	659,067
Great Wall Enterprise Co. Ltd.	917,500	803,415
Greatek Electronics Inc.	543,000	659,623
HannStar Display Corp.	3,699,640	924,763
HannsTouch Solution Inc.[a]	2,899,000	711,711
Hermes Microvision Inc.	57,000	2,849,546
Hey Song Corp.	543,000	655,300
Highwealth Construction Corp.	838,100	1,785,349
Hiwin Technologies Corp.[b]	292,770	2,363,229
Ho Tung Chemical Corp.[a]	2,153,177	695,900
Holy Stone Enterprise Co. Ltd.	686,900	964,569
Hon Hai Precision Industry Co. Ltd.	18,122,568	50,261,922
Hotai Motor Co. Ltd.	369,000	5,616,367
HTC Corp.[a]	1,176,000	5,729,279
Hua Nan Financial Holdings Co. Ltd.	8,450,116	4,843,244
Huaku Development Co. Ltd.	383,000	725,633
Hung Sheng Construction Ltd.	922,000	575,424
Ichia Technologies Inc.	625,000	665,698
IEI Integration Corp.	368,582	602,078
Innolux Corp.	11,085,241	5,682,929
Inotera Memories Inc.[a]	3,290,000	4,855,644
Inventec Corp.	3,172,000	2,434,173
ITEQ Corp.	733,000	581,172
KEE TAI Properties Co. Ltd.	1,193,000	765,450
Kenda Rubber Industrial Co. Ltd.	850,744	1,736,433
Kerry TJ Logistics Co. Ltd.	488,000	603,687
Kindom Construction Corp.[b]	577,000	582,420
King Slide Works Co. Ltd.	91,000	1,474,892
King Yuan Electronics Co. Ltd.	1,617,000	1,369,597
King’s Town Bank Co. Ltd.	1,310,000	1,414,074
Kinpo Electronics[a]	1,727,000	811,121
Kinsus Interconnect Technology Corp.	654,000	2,113,708

Security	Shares	Value
Kuoyang Construction Co. Ltd.	1,892,023	$843,443
Largan Precision Co. Ltd.	146,000	12,459,163
LCY Chemical Corp.	895,000	461,678
Lealea Enterprise Co. Ltd.[a]	2,385,173	721,514
Lien Hwa Industrial Corp.	672,000	444,006
Lite-On Technology Corp.	2,636,547	3,349,729
Long Bon International Co. Ltd.	733,000	533,324
Macronix International[a]	4,439,000	965,399
Makalot Industrial Co. Ltd.	217,727	1,358,844
Masterlink Securities Corp.	1,528,592	506,205
MediaTek Inc.	2,050,572	30,884,272
Medigen Biotechnology Corp.[a,b]	115,088	591,839
Mega Financial Holding Co. Ltd.	13,826,958	10,984,958
Merida Industry Co. Ltd.	282,850	2,283,155
Merry Electronics Co. Ltd.	262,070	901,244
Micro-Star International Co. Ltd.	1,032,000	1,248,718
Microbio Co. Ltd.[a,b]	850,141	725,482
MIN AIK Technology Co. Ltd.	166,000	800,796
Mitac Holdings Corp.	703,000	530,524
Motech Industries Inc.[b]	654,000	864,225
Nan Kang Rubber Tire Co. Ltd.	605,000	621,278
Nan Ya Plastics Corp.	6,899,440	14,983,022
Nan Ya Printed Circuit Board Corp.[a]	348,000	490,890
National Petroleum Co. Ltd.	662,000	811,559
Neo Solar Power Corp.[b]	963,806	827,084
Novatek Microelectronics Corp.	811,000	4,364,241
OptoTech Corp.	1,618,000	680,070
Oriental Union Chemical Corp.	954,000	864,235
Pan-International Industrial Corp.	1,135,366	648,935
Parade Technologies Ltd.[b]	88,000	826,620
PChome Online Inc.	118,502	1,403,685
Pegatron Corp.	2,344,000	6,433,778
PharmaEngine Inc.[a]	88,000	767,776
Phison Electronics Corp.	178,000	1,348,957
Pixart Imaging Inc.	264,000	767,496
Pou Chen Corp.	2,780,000	4,009,998
Powertech Technology Inc.	951,000	1,626,133

CONSOLIDATED SCHEDULE OF INVESTMENTS	29

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
President Chain Store Corp.	767,000	$5,959,178
President Securities Corp.	851,000	437,626
Prince Housing & Development Corp.	1,679,995	684,730
Qisda Corp.[a]	2,184,000	1,001,420
Quanta Computer Inc.	3,924,000	9,920,892
Radiant Opto-Electronics Corp.	654,940	2,158,455
Radium Life Tech Co. Ltd.	1,130,036	590,116
Realtek Semiconductor Corp.	654,110	2,049,496
Rich Development Co. Ltd.	1,659,770	708,197
Richtek Technology Corp.	207,000	1,087,566
Ritek Corp.[a,b]	6,038,000	707,526
Ruentex Development Co. Ltd.	849,964	1,272,037
Ruentex Industries Ltd.	1,308,906	2,825,787
Sampo Corp.	2,125,000	879,637
Sanyang Motor Co. Ltd.[a,b]	700,000	625,219
ScinoPharm Taiwan Ltd.	347,366	534,239
Sercomm Corp.	369,000	830,705
Shih Wei Navigation Co. Ltd.	1,291,675	732,107
Shihlin Electric & Engineering Corp.	470,000	597,134
Shihlin Paper Corp.[a]	151,000	180,546
Shin Kong Financial Holding Co. Ltd.	9,532,384	2,737,848
Shin Zu Shing Co. Ltd.	284,000	704,461
Shining Building Business Co. Ltd.[a]	844,910	488,302
Shinkong Synthetic Fibers Corp.	2,327,000	822,471
Shinkong Textile Co. Ltd.	356,000	446,629
Sigurd Microelectronics Corp.	753,000	733,698
Siliconware Precision Industries Co. Ltd.	4,016,000	7,148,365
Simplo Technology Co. Ltd.	654,000	3,248,655
Sino-American Silicon Products Inc.[a]	690,000	1,120,522
SinoPac Financial Holdings Co. Ltd.	10,771,064	4,407,202
Sinyi Realty Inc.	317,687	362,146
Soft-World International Corp.	194,000	599,204
Solar Applied Materials Technology Co.	801,000	659,317
Sonix Technology Co. Ltd.	503,000	779,206

Security	Shares	Value
St. Shine Optical Co. Ltd.[b]	73,000	$1,183,156
Standard Foods Corp.	669,953	1,587,152
Synnex Technology International Corp.	1,962,000	2,864,439
TA Chen Stainless Pipe	1,329,200	905,744
Ta Chong Bank Ltd.[a]	2,728,489	920,936
Taichung Commercial Bank Co. Ltd.	2,541,975	845,841
Taiflex Scientific Co. Ltd.[b]	654,000	949,607
Taigen Biopharmaceuticals Holdings Ltd.[a]	406,000	471,221
Tainan Spinning Co. Ltd.	1,317,995	730,238
Taishin Financial Holding Co. Ltd.	11,499,316	4,924,878
Taiwan Acceptance Corp.	233,000	546,795
Taiwan Business Bank[a]	5,462,404	1,622,806
Taiwan Cement Corp.	4,377,000	5,986,058
Taiwan Cogeneration Corp.	823,000	661,702
Taiwan Cooperative Financial Holding Co. Ltd.	7,718,872	3,969,425
Taiwan Fertilizer Co. Ltd.	1,308,000	2,269,893
Taiwan Glass Industry Corp.	1,194,000	885,853
Taiwan Hon Chuan Enterprise Co. Ltd.	654,000	1,176,596
Taiwan Land Development Corp.	2,880,322	1,063,899
Taiwan Life Insurance Co. Ltd.[a]	834,674	645,839
Taiwan Liposome Co. Ltd.[a]	77,000	604,378
Taiwan Mobile Co. Ltd.	2,616,000	8,954,625
Taiwan PCB Techvest Co. Ltd.	540,042	935,465
Taiwan Secom Co. Ltd.	370,185	986,610
Taiwan Semiconductor Manufacturing Co. Ltd.[b]	35,716,000	171,159,306
Taiwan Sogo Shin Kong SEC	708,770	886,950
Taiwan Surface Mounting Technology Co. Ltd.	493,392	644,921
Taiwan TEA Corp.	1,080,000	612,132
Tatung Co. Ltd.[a]	2,417,000	665,724
Teco Electric and Machinery Co. Ltd.	2,632,000	2,694,437
Test Research Inc.	428,400	709,339
Test-Rite International Co. Ltd.	985,000	652,380

30	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Ton Yi Industrial Corp.[b]	1,093,000	$812,659
Tong Hsing Electronic Industries Ltd.	219,000	843,783
Tong Yang Industry Co. Ltd.	654,400	814,744
Topco Scientific Co. Ltd.	654,351	1,273,073
TPK Holding Co. Ltd.	366,000	2,645,502
Transcend Information Inc.	227,000	748,113
Tripod Technology Corp.	654,000	1,443,152
TSRC Corp.	857,900	906,935
TTY Biopharm Co. Ltd.[b]	372,124	791,526
Tung Ho Steel Enterprise Corp.	1,075,000	812,968
TWi Pharmaceuticals Inc.[a]	59,000	462,156
TXC Corp.	568,000	691,801
U-Ming Marine Transport Corp.	654,000	990,215
Uni-President Enterprises Corp.	6,540,971	10,997,079
Unimicron Technology Corp.	1,696,000	1,142,188
Union Bank of Taiwan[a]	1,807,511	607,204
Unitech Printed Circuit Board Corp.[a]	1,855,000	865,332
United Microelectronics Corp.	17,503,000	8,917,306
Unity Opto Technology Co. Ltd.[a]	569,000	634,135
UPC Technology Corp.	1,520,146	559,073
USI Corp.	1,255,000	689,341
Vanguard International Semiconductor Corp.	1,124,000	1,957,739
Visual Photonics Epitaxy Co. Ltd.	815,000	853,797
Wah Lee Industrial Corp.	654,000	1,132,864
Walsin Lihwa Corp.[a]	4,159,000	1,330,933
Wan Hai Lines Ltd.	1,028,000	1,145,677
Waterland Financial Holdings Co. Ltd.	1,925,293	524,160
Wei Chuan Foods Corp.	654,000	526,865
Win Semiconductors Corp.	893,000	1,020,815
Winbond Electronics Corp.[a]	4,099,000	1,390,045
Wistron Corp.	3,152,299	2,976,140
Wistron NeWeb Corp.	339,591	795,857
Wowprime Corp.	106,260	944,007
WPG Holdings Ltd.	1,705,000	2,187,916
WT Microelectronics Co. Ltd.	697,997	1,082,390
Yageo Corp.	912,078	1,730,930

Security	Shares	Value
Yang Ming Marine Transport Corp.[a]	1,831,000	$991,148
YC Co. Ltd.	1,683,467	822,838
YFY Inc.	1,308,000	526,865
Yieh Phui Enterprise Co. Ltd.	1,796,340	533,096
Youngtek Electronics Corp.	429,855	910,217
Yuanta Financial Holding Co. Ltd.	12,498,425	6,327,813
Yulon Motor Co. Ltd.	1,308,000	1,870,059
YungShin Global Holding Corp.	654,000	1,134,947
Yungtay Engineering Co. Ltd.	654,000	1,516,039
Zhen Ding Technology Holding Ltd.	419,950	1,309,126
Zinwell Corp.	694,000	721,512

		889,045,292
THAILAND — 2.64%
Advanced Info Service PCL NVDR	1,603,400	11,555,589
Airports of Thailand PCL NVDR	634,000	6,059,573
Amata Corp. PCL NVDR[b]	1,582,400	910,382
AP Thailand PCL NVDR	3,880,990	834,299
Bangchak Petroleum PCL (The) NVDR[b]	786,800	821,358
Bangkok Bank PCL Foreign	449,300	2,557,105
Bangkok Bank PCL NVDR	308,500	1,746,226
Bangkok Chain Hospital PCL NVDR[b]	3,189,750	838,629
Bangkok Dusit Medical Services PCL NVDR	4,851,200	3,226,130
Bangkok Expressway PCL NVDR	809,100	1,144,953
Bangkok Land PCL NVDR	19,005,700	999,372
Banpu PCL NVDR[b]	1,488,200	1,392,454
BEC World PCL NVDR	1,604,600	2,332,700
BTS Group Holdings PCL NVDR	8,294,400	2,462,921
Bumrungrad Hospital PCL NVDR	643,100	3,093,166
Central Pattana PCL NVDR	2,032,500	2,766,161
Charoen Pokphand Foods PCL NVDR	3,895,100	2,879,458
CP ALL PCL NVDR	6,763,700	8,368,327

CONSOLIDATED SCHEDULE OF INVESTMENTS	31

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Delta Electronics Thailand PCL NVDR	746,800	$1,611,175
Dynasty Ceramic PCL NVDR	3,784,600	678,957
E for L Aim PCL[a]	10,696,400	469,808
Energy Absolute PCL NVDR	2,069,300	1,936,168
Esso Thailand PCL NVDR[a]	3,253,400	649,070
Glow Energy PCL NVDR	803,300	2,118,197
Hana Microelectronics PCL NVDR[b]	952,100	1,214,789
Hemaraj Land and Development PCL NVDR[b]	9,446,100	1,291,425
Home Product Center PCL NVDR[b]	5,832,156	1,542,373
Indorama Ventures PCL NVDR	1,836,400	1,476,845
IRPC PCL NVDR	15,141,000	2,088,737
Jasmine International PCL NVDR	5,424,900	1,485,010
Kasikornbank PCL Foreign	1,700,400	11,360,544
Kasikornbank PCL NVDR	936,900	6,288,503
Khon Kaen Sugar Industry PCL NVDR	1,663,400	637,988
Kiatnakin Bank PCL NVDR[b]	726,500	882,002
Krung Thai Bank PCL NVDR[b]	5,298,500	3,736,647
LPN Development PCL NVDR[b]	1,318,800	803,599
Major Cineplex Group PCL NVDR	904,300	811,157
Minor International PCL NVDR[b]	2,439,400	2,565,407
Polyplex Thailand PCL NVDR[a]	1,091,800	347,836
PTT Exploration & Production PCL NVDR	2,181,101	7,623,397
PTT Global Chemical PCL NVDR	2,329,400	4,034,841
PTT PCL NVDR	1,500,700	15,921,438
Quality Houses PCL NVDR[b]	13,868,500	1,758,764
Samart Corp. PCL NVDR[b]	855,200	985,345
Siam Cement PCL (The) Foreign	451,500	7,178,194
Siam Cement PCL (The) NVDR	184,200	2,985,487
Siam Commercial Bank PCL (The) NVDR	2,230,900	11,696,182

Security	Shares	Value
Siam Global House PCL NVDR[b]	1,922,158	$701,561
Sino-Thai Engineering & Construction PCL NVDR[b]	1,357,128	1,036,841
Sri Trang Agro-Industry PCL NVDR	1,212,800	525,184
Supalai PCL NVDR	1,391,700	1,015,902
Superblock PCL[a]	1,337,200	980,255
Thai Airways International PCL NVDR[a,b]	1,188,900	489,093
Thai Oil PCL NVDR	1,163,200	1,888,896
Thai Union Frozen Products PCL NVDR	2,739,600	1,813,407
Thai Vegetable Oil PCL NVDR	1,113,900	788,998
Thaicom PCL NVDR[b]	778,500	842,793
Thanachart Capital PCL NVDR	1,133,900	1,227,544
Thoresen Thai Agencies PCL NVDR[b]	1,573,322	783,498
TICON Industrial Connection PCL NVDR[b]	1,834,560	1,010,058
Tisco Financial Group PCL NVDR[b]	901,250	1,310,199
TMB Bank PCL NVDR	21,801,100	2,036,478
TPI Polene PCL NVDR[b]	11,256,900	1,176,874
True Corp. PCL NVDR[a]	12,340,418	5,572,846
TTW PCL NVDR[b]	2,743,600	1,052,293
VGI Global Media PCL NVDR[b]	2,618,700	947,689

		175,369,097
TURKEY — 1.57%
Akbank TAS	2,601,263	8,481,255
Akfen Holding ASb	219,408	514,715
Akmerkez Gayrimenkul Yatirim Ortakligi AS	44,457	312,878
Aksa Akrilik Kimya Sanayii AS	134,446	514,797
Albaraka Turk Katilim Bankasi AS	846,368	599,020
Anadolu Efes Biracilik ve Malt Sanayii ASa	335,059	2,731,097
Arcelik AS	336,739	2,028,468
BIM Birlesik Magazalar AS	300,463	5,615,014
Bizim Toptan Satis Magazalari ASb	67,873	441,242

32	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Cimsa Cimento Sanayi VE Ticaret AS	137,827	$912,453
Coca-Cola Icecek AS	135,580	2,628,042
Dogan Sirketler Grubu Holding ASa,b	2,656,962	739,512
Dogus Otomotiv Servis ve Ticaret AS	107,746	548,369
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,808,910	3,495,781
Enka Insaat ve Sanayi AS	701,329	1,427,755
Eregli Demir ve Celik Fabrikalari TAS	2,110,102	3,540,609
Ford Otomotiv Sanayi AS	148,667	2,006,857
Haci Omer Sabanci Holding AS	1,314,805	5,060,562
Is Gayrimenkul Yatirim Ortakligi AS	1,262,133	898,297
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class Da,b	1,534,978	1,110,799
KOC Holding AS	966,916	4,498,178
Koza Altin Isletmeleri ASb	92,214	813,976
Sekerbank TAS[a,b]	706,942	525,639
TAV Havalimanlari Holding AS	236,717	1,887,147
Tofas Turk Otomobil Fabrikasi AS	359,074	2,341,477
Trakya Cam Sanayii ASb	637,259	932,451
Tupras Turkiye Petrol Rafinerileri AS	182,975	3,855,934
Turk Hava Yollari[a]	807,682	2,906,371
Turk Telekomunikasyon AS	755,095	2,188,725
Turkcell Iletisim Hizmetleri ASa	1,212,061	6,337,416
Turkiye Garanti Bankasi AS	3,314,162	11,833,469
Turkiye Halk Bankasi AS	912,920	5,426,701
Turkiye Is Bankasi Class C	2,338,753	5,849,207
Turkiye Sinai Kalkinma Bankasi AS	1,371,377	1,079,653
Turkiye Sise ve Cam Fabrikalari AS	1,050,143	1,544,942
Turkiye Vakiflar Bankasi Tao Class D	1,207,738	2,525,925
Ulker Biskuvi Sanayi AS	313,803	2,426,826
Yapi ve Kredi Bankasi AS	1,371,219	2,529,804
Yazicilar Holding AS	81,416	671,723

		103,783,086

Security	Shares	Value
UNITED ARAB EMIRATES — 0.66%
Abu Dhabi Commercial Bank PJSC	1,612,345	$3,380,316
Agthia Group PJSC	296,073	551,396
Air Arabia PJSC	2,988,375	1,326,268
Ajman Bank PJSC[a]	802,521	530,972
Al Waha Capital PJSC	1,315,611	1,067,462
Aldar Properties PJSC	4,432,614	3,174,127
Arabtec Holding PJSC[a]	3,082,704	2,652,330
Dana Gas PJSC[a]	4,478,886	560,966
Deyaar Development PJSC[a]	2,246,716	473,476
DP World Ltd.	229,167	4,858,340
Dubai Financial Market	2,705,599	1,451,237
Dubai Islamic Bank PJSC	1,974,002	3,601,066
Emaar Properties PJSC	4,991,373	10,260,667
Eshraq Properties Co. PJSC[a]	1,798,567	406,456
First Gulf Bank PJSC	1,089,715	5,296,144
Gulf General Investment Co.[a]	1,364,669	290,193
National Bank of Abu Dhabi PJSC	865,100	3,215,197
RAK Properties PJSC	1,540,763	323,024
Union Properties PJSC[a]	1,460,612	429,504

		43,849,141

TOTAL COMMON STOCKS
(Cost: $6,289,897,862)		6,336,732,305

PREFERRED STOCKS — 3.92%

BRAZIL — 2.87%
AES Tiete SA	138,000	834,945
Banco ABC Brasil SA	136,113	568,853
Banco Bradesco SA	3,050,170	40,109,253
Banco Daycoval SA	143,100	396,367
Banco do Estado do Rio Grande do Sul SA Class B	270,100	1,202,502
Banco Industrial e Comercial SA	122,500	242,057
Banco Pan SA	418,863	275,399
Banco Pine SA	130,933	217,508
Bradespar SA	319,100	1,477,568
Braskem SA Class A	214,100	958,428
Centrais Eletricas Brasileiras SA Class B	270,500	655,591
Cia. Brasileira de Distribuicao	196,200	6,666,141
Cia. Energetica de Minas Gerais	1,034,720	4,697,104

CONSOLIDATED SCHEDULE OF INVESTMENTS	33

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
Cia. Energetica de Sao Paulo Class B	255,800	$2,106,804
Cia. Energetica do Ceara Class A	27,100	382,140
Cia. Ferro Ligas da Bahia-Ferbasa	82,300	177,014
Cia. Paranaense de Energia Class B	142,800	1,722,979
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	174,800	540,414
Gerdau SA	1,177,900	4,189,499
GOL Linhas Aereas Inteligentes SA	152,400	535,653
Itau Unibanco Holding SA	3,997,248	51,025,426
Itausa – Investimentos Itau SA	4,632,398	16,346,686
Lojas Americanas SA	685,475	4,001,111
Metalurgica Gerdau SA	382,500	1,492,892
Petroleo Brasileiro SA	6,096,600	20,404,799
Randon Participacoes SA	382,350	516,156
Suzano Papel e Celulose SA Class A	459,200	1,936,787
Telefonica Brasil SA	457,800	8,471,225
Vale SA	2,792,300	18,075,952

		190,227,253
CHILE — 0.07%
Bupa Chile SA	488,801	404,662
Embotelladora Andina SA Class B	400,550	1,117,253
Sociedad Quimica y Minera de Chile SA Series B	136,117	3,498,498

		5,020,413
COLOMBIA — 0.21%
Avianca Holdings SA	575,047	880,722
Banco Davivienda SA	163,485	1,730,430
Bancolombia SA	604,696	6,255,024
Grupo Argos SA/Colombia	169,689	1,265,432
Grupo Aval Acciones y Valores	4,609,026	2,263,693
Grupo de Inversiones Suramericana SA	112,903	1,579,804

		13,975,105
RUSSIA — 0.18%
AK Transneft OAO	2,068	4,617,134
Sberbank of Russia	1,076,200	935,974

Security	Shares	Value
Surgutneftegas OAO	9,889,800	$6,191,699

		11,744,807
SOUTH KOREA — 0.59%
Hyundai Motor Co.	32,480	3,240,454
Hyundai Motor Co. Series 2	58,008	5,998,732
LG Chem Ltd.	10,505	1,550,553
Samsung Electronics Co. Ltd.	29,917	28,566,367

		39,356,106

TOTAL PREFERRED STOCKS
(Cost: $340,562,694)		260,323,684

RIGHTS — 0.01%

BRAZIL — 0.00%
Itausa – Investimentos Itau SAa	32,854	39,066

		39,066
MALAYSIA — 0.00%
Malaysia Airports Holdings Bhd[a]	207,920	109,037

		109,037
SOUTH KOREA — 0.01%
Hyundai Merchant Marine Co. Ltd.[a]	15,891	25,627
Korean Air Lines Co. Ltd.[a]	7,731	100,728
NHN Entertainment Corp.[a]	5,302	43,960

		170,315
THAILAND — 0.00%
Superblock PCL NVDR[a]	66,060	13,690
Thoresen Thai Agencies PCL NVDR[a]	30,372	—

		13,690
TURKEY — 0.00%
Sekerbank TAS[a]	691,052	10,991

		10,991

TOTAL RIGHTS
(Cost: $0)		343,099

WARRANTS — 0.00%

MALAYSIA — 0.00%
Mah Sing Group Bhd (Expires 02/21/20)[a]	139,434	13,154

		13,154

34	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

Security	Shares	Value
THAILAND — 0.00%
Samart Corp. PCL NVDR (Expires 02/19/18)[a]	168,480	$—
Thoresen Thai Agencies PCL NVDR (Expires 02/28/17)[a]	1	—

		—

TOTAL WARRANTS
(Cost: $0)		13,154

SHORT-TERM INVESTMENTS — 3.42%

MONEY MARKET FUNDS — 3.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.16%[e,f,g]	189,097,352	189,097,352
BlackRock Cash Funds: Prime, SL Agency Shares
0.15%[e,f,g]	11,036,177	11,036,177
BlackRock Cash Funds: Treasury, SL Agency Shares
0.00%[e,f]	26,385,740	26,385,740

		226,519,269

TOTAL SHORT-TERM INVESTMENTS
(Cost: $226,519,269)		226,519,269

TOTAL INVESTMENTS IN SECURITIES — 102.89%
(Cost: $6,856,979,825)		6,823,931,511
Other Assets, Less Liabilities — (2.89)%		(191,530,374)

NET ASSETS — 100.00%		$6,632,401,137

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of February 28, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	556	Mar. 2015	NYSE Liffe	$27,574,820	$1,095,397

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS	35

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

February 28, 2015

ASSETS
Investments, at cost:
Unaffiliated	$6,630,460,556
Affiliated (Note 2)	226,519,269

Total cost of investments	$6,856,979,825

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$6,597,412,242
Affiliated (Note 2)	226,519,269

Total fair value of investments	6,823,931,511
Foreign currency, at value[b]	109,154,606
Cash	11,557,016
Receivables:
Investment securities sold	43,200,258
Dividends and interest	13,374,304
Futures variation margin	1,095,397

Total Assets	7,002,313,092

LIABILITIES
Payables:
Investment securities purchased	168,811,335
Due to broker for cash pledged for futures, at value	90,413
Collateral for securities on loan (Note 1)	200,133,529
Foreign taxes (Note 1)	3,402
Investment advisory fees (Note 2)	873,276

Total Liabilities	369,911,955

NET ASSETS	$6,632,401,137

Net assets consist of:
Paid-in capital	$6,773,246,334
Distributions in excess of net investment income	(1,513,441)
Accumulated net realized loss	(107,386,361)
Net unrealized depreciation	(31,945,395)

NET ASSETS	$6,632,401,137

Shares outstanding[c]	135,800,000

Net asset value per share	$48.84

[a]	Securities on loan with a value of $185,899,487. See Note 1.
[b]	Cost of foreign currency: $109,212,166.
[c]	$0.001 par value, number of shares authorized: 250 million.

See notes to consolidated financial statements.

36	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Operations (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Six months ended February 28, 2015

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$45,176,854
Interest — unaffiliated	294
Interest — affiliated (Note 2)	983
Securities lending income — affiliated (Note 2)	2,318,276

47,496,407
Less: Other foreign taxes (Note 1)	(79,949)

Total investment income	47,416,458

EXPENSES
Investment advisory fees (Note 2)	5,337,194
Mauritius income taxes (Note 1)	105,154
Commitment fees (Note 8)	9,459

Total expenses	5,451,807

Net investment income	41,964,651

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(43,429,582)
Futures contracts	(2,362,754)
Foreign currency transactions	(2,187,077)

Net realized loss	(47,979,413)

Net change in unrealized appreciation/depreciation on:
Investments	(466,807,643)
Futures contracts	724,867
Translation of assets and liabilities in foreign currencies	205,512

Net change in unrealized appreciation/depreciation	(465,877,264)

Net realized and unrealized loss	(513,856,677)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(471,892,026)

[a]	Net of foreign withholding tax of $5,675,341.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	37

Consolidated Statements of Changes in Net Assets

iSHARES® CORE MSCI EMERGING MARKETS ETF

	Six months ended February 28, 2015 (Unaudited)	Year ended August 31, 2014

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$41,964,651	$95,944,162
Net realized loss	(47,979,413)	(50,781,092)
Net change in unrealized appreciation/depreciation	(465,877,264)	584,785,351

Net increase (decrease) in net assets resulting from operations	(471,892,026)	629,948,421

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(78,618,279)	(69,107,942)

Total distributions to shareholders	(78,618,279)	(69,107,942)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,513,744,516	3,243,361,038

Net increase in net assets from capital share transactions	1,513,744,516	3,243,361,038

INCREASE IN NET ASSETS	963,234,211	3,804,201,517

NET ASSETS
Beginning of period	5,669,166,926	1,864,965,409

End of period	$6,632,401,137	$5,669,166,926

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,513,441)	$35,140,187

SHARES ISSUED
Shares sold	30,600,000	64,400,000

Net increase in shares outstanding	30,600,000	64,400,000

See notes to consolidated financial statements.

38	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights

iSHARES® CORE MSCI EMERGING MARKETS ETF

(For a share outstanding throughout each period)

	Six months ended Feb. 28, 2015 (Unaudited)	Year ended Aug. 31, 2014	Period from Oct. 18, 2012[a] to Aug. 31, 2013
Net asset value, beginning of period	$53.89	$45.71	$49.06

Income from investment operations:
Net investment income[b]	0.34	1.31	1.33
Net realized and unrealized gain (loss)[c]	(4.75)	7.78	(4.14)

Total from investment operations	(4.41)	9.09	(2.81)

Less distributions from:
Net investment income	(0.64)	(0.91)	(0.54)

Total distributions	(0.64)	(0.91)	(0.54)

Net asset value, end of period	$48.84	$53.89	$45.71

Total return	(8.11)%[d]	20.05%	(5.75)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,632,401	$5,669,167	$1,864,965
Ratio of expenses to average net assets[e]	0.18%	0.17%	0.05%
Ratio of expenses to average net assets prior to waived fees[e]	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[e]	1.42%	2.61%	3.17%
Portfolio turnover rate[f]	3%	8%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the six months ended February 28, 2015, the year ended August 31, 2014 and the period ended August 31, 2013 were 3%, 8% and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	39

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core MSCI Emerging Markets	Diversified

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

40	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	41

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of February 28, 2015. The breakdown of the Fund’s investments into major categories is disclosed in its consolidated schedule of investments.

Investment Type	Investments
	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks	$6,325,968,801	$10,721,856		$41,648	$6,336,732,305
Preferred Stocks	260,323,684	—		—	260,323,684
Rights	285,449	57,650		—	343,099
Warrants	13,154	0	[a]	—	13,154
Money Market Funds	226,519,269	—		—	226,519,269
Futures Contracts[b]	1,095,397	—		—	1,095,397

	$6,814,205,754	$10,779,506		$41,648	$6,825,026,908

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of February 28, 2015 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes,” and foreign taxes on capital gains from sales of investments and

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iSHARES® CORE MSCI EMERGING MARKETS ETF

foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2015, if any, are disclosed in the Fund’s consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a tax residence certificate from the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to the Fund are not subject to tax in Mauritius. Further, the Subsidiary is also exempt from tax in Mauritius on any gains from the sale of securities.

However, there can be no assurance that any future changes to the India-Mauritius treaty will not adversely affect the tax position of the Fund’s investments in India. If the DTAA is interpreted, amended, terminated, renegotiated, or possibly overridden by the General Anti-Avoidance Rules provisions (which are due to take effect April 1, 2017, the details of which are pending further authoritative guidance), in a manner that would adversely affect the tax position in India of the Fund, such an interpretation, amendment, or override renegotiation may cause the Fund to incur capital gains tax in India.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates. As of February 28, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the consolidated schedule of investments. The value of any securities on loan as of February 28, 2015 and the value of the related collateral are disclosed in the consolidated statement of assets and liabilities. Income earned by the Fund from securities lending is disclosed in the consolidated statement of operations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	43

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. The Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The following table is a summary of the Fund’s securities lending agreements which are subject to offset under an MSLA as of February 28, 2015:

Market Value of Securities on Loan	Cash Collateral Received [a]	Net Amount
$185,899,487	$185,899,487	$—

[a]	Collateral received in excess of the market value of securities on loan is not presented for financial reporting purposes. The total collateral received is disclosed in the Fund’s consolidated statement of assets and liabilities.

RECENT ACCOUNTING STANDARD

In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings, including securities lending. The guidance is effective for financial statements for fiscal years beginning after December 15, 2014, and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18% based on the average daily net assets of the Fund. In addition, the Fund indirectly pays its pro rata share of fees and expenses attributable to

44	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

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iSHARES® CORE MSCI EMERGING MARKETS ETF

its investments in other investment companies (“acquired fund fees and expenses”). BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through December 31, 2015 in an amount equal to the acquired fund fees and expenses attributable to the Fund’s investments in other iShares funds, if any.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits a remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2015, the Fund retained 75% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in calendar year 2014 exceeded the aggregate securities lending income generated across the iShares ETF Complex in calendar year 2013 and pursuant to a securities lending agreement, the Fund retained for the remainder of calendar year 2014, 80% of securities lending income and the amount retained was never less than 65% of the total of securities lending income plus the collateral investment fees.

For the six months ended February 28, 2015, the Fund paid to BTC securities lending agent services and collateral investment fees in the amount of $698,365.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Cross trades for the six months ended February 28, 2015, if any, were executed by the Fund pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest – affiliated” in the consolidated statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	45

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended February 28, 2015, were $1,503,136,940 and $158,229,179, respectively.

In-kind purchases and sales (see Note 4) for the six months ended February 28, 2015, were $125,825,908 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the consolidated statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” in the consolidated statements of changes in net assets.

5.	FUTURES CONTRACTS

The Fund may purchase or sell futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

46	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

The following table shows the value of futures contracts held by the Fund as of February 28, 2015 and the related locations in the consolidated statement of assets and liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation[a]	$1,095,397

[a]	Represents cumulative appreciation of futures contracts as reported in the consolidated schedule of investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held by the Fund during the six months ended February 28, 2015 and the related locations in the consolidated statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(2,362,754)	$724,867

The following table shows the average quarter-end balances of open futures contracts for the six months ended February 28, 2015:

Average value of contracts purchased	$24,905,217

6.	MARKET AND CREDIT RISK

In the normal course of business, the Fund’s investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks the Fund is exposed to include market risk and credit risk. The Fund’s prospectus provides details of these and other types of risk.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

MARKET RISK

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss the Fund may suffer through holding market positions in the face of market movements. The Fund is exposed to market risk by virtue of its investment in equity and financial derivative instruments. The fair value of securities held by the Fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of the Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s consolidated schedule of investments.

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	47

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

The Fund invests a substantial amount of its assets in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war. These risks are heightened for investments in issuers from countries with less developed markets.

The United States and the European Union, along with the regulatory bodies of a number of countries including Japan, Australia and Canada (collectively, “Sanctioning Bodies”), have imposed sectorial economic sanctions on certain Russian individuals and Russian corporate entities which include prohibitions on transacting in or dealing in new debt of longer than 30 or 90 days maturity or new equity of such issuers. Securities held by the Fund issued prior to the date of the sanctions being imposed are not currently subject to any restrictions under the sanctions. However, compliance with each of these sanctions may impair the ability of a Fund to buy, sell, hold, receive or deliver the affected securities or other securities of such issuers. The Sanctioning Bodies could also institute broader sanctions on Russia. These sanctions, or even the threat of further sanctions, may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Current or future sanctions may result in Russia taking counter measures or retaliatory actions, which may further impair the value and liquidity of Russian securities. These retaliatory measures may include the immediate freeze of Russian assets held by a Fund.

CREDIT RISK

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

7.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

For purposes of U.S. GAAP, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share.

48	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® CORE MSCI EMERGING MARKETS ETF

The tax character of current year distributions will be determined at the end of the current fiscal year.

As of August 31, 2014, the Fund’s fiscal year-end, the Fund had non-expiring capital loss carryforwards in the amount of $6,567,880 available to offset future realized capital gains.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of February 28, 2015, the cost of investments for federal income tax purposes was $6,900,010,521. Net unrealized depreciation was $76,079,010, of which $640,669,220 represented gross unrealized appreciation on securities and $716,748,230 represented gross unrealized depreciation on securities.

Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

8.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $150 million credit agreement with State Street Bank and Trust Company, which expires October 28, 2015. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended February 28, 2015.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	49

Supplemental Information (Unaudited)

iSHARES® CORE MSCI EMERGING MARKETS ETF

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.545817	$—	$0.093356	$0.639173	85%	—%	15%	100%

50	2015 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily basis on the Fund’s website.

©2015 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-813-0215

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: April 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 24, 2015